UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 31, 2016 – June 30, 2016

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2016

Vanguard Bond Index Funds

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Short-Term Bond Index Fund.	9
Intermediate-Term Bond Index Fund.	27
Long-Term Bond Index Fund.	45
About Your Fund’s Expenses.	63
Trustees Approve Advisory Arrangements.	66
Glossary.	67

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Short-Term Bond Index Fund
Investor Shares	1.04%	0.69%	1.82%	2.51%
ETF Shares	1.13
Market Price				2.50
Net Asset Value				2.54
Admiral™ Shares	1.13	0.73	1.82	2.55
Institutional Shares	1.14	0.74	1.82	2.56
Institutional Plus Shares	1.15	0.75	1.82	2.57
Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index				2.61
1–5 Year Investment-Grade Debt Funds Average				2.17
1–5 Year Investment-Grade Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	1.99%	1.33%	5.51%	6.84%
ETF Shares	2.08
Market Price				7.07
Net Asset Value				6.93
Admiral Shares	2.08	1.37	5.51	6.88
Institutional Shares	2.09	1.38	5.51	6.89
Institutional Plus Shares	2.10	1.39	5.51	6.90
Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index				6.93
Core Bond Funds Average				5.05
Core Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2016
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Long-Term Bond Index Fund
Investor Shares	3.32%	2.14%	12.35%	14.49%
ETF Shares	3.41
Market Price				14.92
Net Asset Value				14.60
Institutional Shares	3.42	2.20	12.35	14.55
Institutional Plus Shares	3.43	2.21	12.35	14.56
Barclays U.S. Long Government/Credit Float Adjusted Index				14.33
Corporate A-Rated Debt Funds Average				6.69

Corporate A-Rated Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Short-Term Bond Index Fund
Investor Shares	$10.43	$10.62	$0.071	$0.000
ETF Shares	79.49	81.03	0.471	0.000
Admiral Shares	10.43	10.62	0.075	0.000
Institutional Shares	10.43	10.62	0.076	0.000
Institutional Plus Shares	10.43	10.62	0.077	0.000
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	$11.26	$11.88	$0.146	$0.000
ETF Shares	82.95	87.76	0.907	0.000
Admiral Shares	11.26	11.88	0.150	0.000
Institutional Shares	11.26	11.88	0.152	0.000
Institutional Plus Shares	11.26	11.88	0.153	0.000
Vanguard Long-Term Bond Index Fund
Investor Shares	$13.20	$14.83	$0.265	$0.000
ETF Shares	86.80	97.89	1.463	0.000
Institutional Shares	13.20	14.83	0.272	0.000
Institutional Plus Shares	13.20	14.83	0.274	0.000

3

Chairman’s Letter

Dear Shareholder,

Bond yields, which were expected to keep rising after the Federal Reserve’s rate hike in December, moved lower during the first half of 2016. The decline was more pronounced for long- and intermediate-term bonds, but short-term yields generally ended lower as well.

With yields falling, bond prices rose, as the two move in opposite directions. Vanguard Long-Term Bond Index Fund returned 14.49% for the six months ended June 30, 2016; Vanguard Intermediate-Term Bond Index Fund returned 6.84%, and Vanguard Short-Term Bond Index Fund returned 2.51%. (Returns and yields cited in this letter are for Investor Shares.)

After taking expenses into account, all three funds performed in line with their benchmark indexes and outpaced the average return of their peers. The funds’ average duration and maturity tend to be longer than those of their peers. This may be an advantage in a low interest rate environment like the one we saw in the first six months of this year. Of course, the reverse can be true when rates rise.

On June 30, the 30-day SEC yield for all three funds was lower than it had been at the start of the period. Yields fell from 1.37% to 1.04% for the Short-Term Fund, from 2.66% to 1.99% for the Intermediate-Term Fund, and from 4.07% to 3.32% for the Long-Term Fund.

4

Bonds rolled to strong returns as investors weighed their options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility. Exceptionally low or negative yields abroad attracted foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December.

The Fed has held its target for short-term interest rates steady since raising it by a quarter of a percentage point at the end of 2015. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Stocks waxed and waned through periods of turbulence

Toward the end of the half year, global stock markets dropped sharply and then rose after the momentous decision by

Market Barometer
			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

CPI
Consumer Price Index	1.91%	1.01%	1.32%

5

United Kingdom voters to leave the European Union. The markets already were jittery before the June 23 “Brexit” vote. Volatility spiked afterward, however, as investors digested the significant global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed. Worries about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the Brexit referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Solid demand drove bond prices higher

Investors often turn to the relative safety of higher-quality bonds during times of heightened uncertainty and increased stock market volatility. This tendency was especially evident in January, when concerns about the pace of global growth

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Short-Term Bond Index Fund	0.16%	0.09%	0.09%	0.06%	0.04%	0.75%
Intermediate-Term Bond Index
Fund	0.16	0.09	0.09	0.06	0.04	0.80
Long-Term Bond Index Fund	0.16	0.09	—	0.06	0.04	0.86

The fund expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the funds’ annualized expense ratios were: for the Short-Term Bond Index Fund, 0.16% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.16% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.16% for Investor Shares,  0.08% for ETF Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Short-Term Bond Index Fund, 1–5 Year Investment-Grade Debt Funds; for the Intermediate-Term Bond Index Fund, Core Bond Funds; for the Long-Term Bond Index Fund, Corporate A-Rated Debt Funds.

6

contributed to the decline of many stock markets around the world. It was also evident in June, following the Brexit vote, when demand for less risky assets, including bonds, was even greater.

The broad taxable bond market returned nearly 2% in June, its best monthly result of the half year. As interest rates turned more negative in Europe and Japan during the period, international buyers sought the still positive yields on U.S. bonds. The Short- and Intermediate-Term Funds returned 0.97% and 2.44%, respectively, for June. These were big climbs compared to May, but the Long-Term Bond Fund, which jumped to 5.11%, had the sharpest increase.

Demand was robust—and not only for safe harbors. Investors found the higher yields offered on longer-term bonds attractive, especially given the subdued outlook for inflation (as oil prices remained relatively low) and muted expectations of further rate hikes. About 85% of the Long-Term Fund’s return for the half year came from price appreciation.

The overall return for Treasuries, which accounted for the largest portion of assets in each of the three funds covered in this report, was more than 5%. While short-and intermediate-term Treasuries produced healthy gains, long-term Treasuries were the standout, returning more than 15%.

Investment-grade corporate bonds returned close to 8%. The utilities and industrial sectors did even better than that. Although many companies in the energy and metals and mining segments had been hard hit by the drop in commodity prices that began in 2014, demand for their bonds has revived with the improvement we’ve seen in commodities since February. The financial sector, on the other hand, returned slightly less than 5%. Bank debt, in particular, was out of favor, because lower interest rates tend to weigh on banks’ profitability.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles:

7

Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2016

8

Short-Term Bond Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VBISX	BSV	VBIRX	VBITX	VBIPX
Expense Ratio[1]	0.16%	0.09%	0.09%	0.06%	0.04%
30-Day SEC Yield	1.04%	1.13%	1.13%	1.14%	1.15%

Financial Attributes

		Barclays
		1–5 Year
		Gov/	Barclays
		Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	2,357	3,019	9,796
Yield to Maturity
(before expenses)	1.1%	1.1%	1.9%
Average Coupon	2.0%	2.2%	3.1%
Average Duration	2.7 years	2.8 years	5.8 years
Average Effective
Maturity	2.8 years	2.9 years	8.0 years
Short-Term
Reserves	0.9%	—	—

Sector Diversification (% of portfolio)
Finance			11.5%
Foreign			7.8
Industrial			14.8
Treasury/Agency			64.2
Utilities			1.5
Other			0.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	1–5 Year
	Gov/
	Credit	Barclays
	Float Adj	Aggregate Float
	Index	Adj Index
R-Squared	0.99	0.82
Beta	1.03	0.44

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Credit Quality (% of portfolio)

U.S. Government	64.2%
Aaa	5.6
Aa	4.8
A	12.9
Baa	12.5

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	2.8%
1 - 3 Years	55.7
3 - 5 Years	41.5

1 The expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.16% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares.

9

Short-Term Bond Index Fund

10

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016
				Spliced
				Barclays
				1–5 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	4.39%	-0.30%	4.09%	4.22%
2007	4.79	2.43	7.22	7.27
2008	3.95	1.48	5.43	5.12
2009	2.91	1.37	4.28	4.62
2010	2.22	1.70	3.92	4.08
2011	1.85	1.11	2.96	3.13
2012	1.46	0.49	1.95	2.24
2013	1.10	-1.03	0.07	0.29
2014	1.11	0.05	1.16	1.43
2015	1.23	-0.38	0.85	0.97
2016	0.69	1.82	2.51	2.61
For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

						Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	3/1/1994	2.45%	1.57%	2.35%	1.02%	3.37%
ETF Shares	4/3/2007
Market Price		2.56	1.66			3.19[1]
Net Asset Value		2.57	1.67			3.19[1]
Admiral Shares	11/12/2001	2.52	1.66	2.45	1.02	3.47
Institutional Shares	9/27/2011	2.55	—	1.39[1]	0.19[1]	1.58[1]
Institutional Plus Shares	9/29/2011	2.57	—	1.42[1]	0.19[1]	1.61[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

Short-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.125%	6/30/21	790,661	794,986	1.8%
United States Treasury Note/Bond	1.250%	11/30/18	749,264	760,038	1.7%
United States Treasury Note/Bond	1.500%	11/30/19	729,865	746,973	1.7%
United States Treasury Note/Bond	1.250%	3/31/21	709,875	718,308	1.6%
United States Treasury Note/Bond	1.625%	11/30/20	656,725	676,020	1.5%
United States Treasury Note/Bond	1.375%	8/31/20	648,220	660,173	1.5%
United States Treasury Note/Bond	1.375%	5/31/21	587,145	597,784	1.3%
United States Treasury Note/Bond	0.625%	9/30/17	565,125	565,741	1.3%
United States Treasury Note/Bond	1.625%	7/31/20	543,474	558,930	1.2%
United States Treasury Note/Bond	1.000%	8/15/18	548,419	552,872	1.2%
United States Treasury Note/Bond	1.375%	2/29/20	536,907	547,140	1.2%
United States Treasury Note/Bond	1.375%	10/31/20	530,380	540,075	1.2%
United States Treasury Note/Bond	1.375%	3/31/20	494,988	504,422	1.1%
United States Treasury Note/Bond	1.625%	6/30/19	465,386	477,896	1.1%
United States Treasury Note/Bond	1.625%	8/31/19	461,569	474,119	1.1%
United States Treasury Note/Bond	1.250%	1/31/20	433,842	440,215	1.0%
United States Treasury Note/Bond	1.125%	2/28/21	433,910	437,030	1.0%
United States Treasury Note/Bond	1.125%	1/15/19	431,800	436,727	1.0%
United States Treasury Note/Bond	1.500%	5/31/20	418,712	428,527	1.0%
United States Treasury Note/Bond	1.000%	5/31/18	419,115	422,388	0.9%
United States Treasury Note/Bond	1.500%	2/28/19	402,200	410,871	0.9%
United States Treasury Note/Bond	1.375%	9/30/18	376,790	383,090	0.8%
United States Treasury Note/Bond	1.750%	9/30/19	368,231	379,738	0.8%
United States Treasury Note/Bond	1.375%	9/30/20	369,933	376,755	0.8%
United States Treasury Note/Bond	1.500%	5/31/19	358,765	366,895	0.8%
United States Treasury Note/Bond	1.500%	1/31/19	347,060	354,327	0.8%
United States Treasury Note/Bond	0.875%	5/15/19	344,055	345,720	0.8%
United States Treasury Note/Bond	0.875%	7/15/18	331,960	333,776	0.7%
United States Treasury Note/Bond	1.625%	4/30/19	321,394	329,680	0.7%
United States Treasury Note/Bond	1.000%	9/15/17	321,935	323,645	0.7%
United States Treasury Note/Bond	1.375%	4/30/20	312,770	318,731	0.7%
United States Treasury Note/Bond	0.625%	8/31/17	314,972	315,315	0.7%
United States Treasury Note/Bond	1.000%	9/15/18	312,335	314,871	0.7%

12

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	1.500%	8/31/18	308,780	314,665	0.7%
United States Treasury Note/Bond	0.500%	7/31/17	314,520	314,422	0.7%
United States Treasury Note/Bond	0.875%	10/15/17	311,355	312,619	0.7%
United States Treasury Note/Bond	0.750%	6/30/17	308,210	308,931	0.7%
United States Treasury Note/Bond	1.625%	7/31/19	294,605	302,568	0.7%
United States Treasury Note/Bond	0.875%	8/15/17	298,815	299,936	0.7%
United States Treasury Note/Bond	0.875%	6/15/17	295,100	296,159	0.7%
United States Treasury Note/Bond	1.000%	3/15/18	292,509	294,521	0.7%
United States Treasury Note/Bond	0.875%	4/15/19	291,295	292,705	0.6%
United States Treasury Note/Bond	1.375%	1/31/21	277,010	281,944	0.6%
United States Treasury Note/Bond	0.625%	11/30/17	279,970	280,188	0.6%
United States Treasury Note/Bond	0.750%	2/15/19	277,354	277,917	0.6%
United States Treasury Note/Bond	1.625%	3/31/19	268,390	275,183	0.6%
United States Treasury Note/Bond	1.375%	6/30/18	270,390	274,530	0.6%
United States Treasury Note/Bond	1.625%	6/30/20	250,465	257,626	0.6%
United States Treasury Note/Bond	1.000%	5/15/18	254,995	256,948	0.6%
United States Treasury Note/Bond	1.875%	10/31/17	249,746	254,077	0.6%
U.S. Government Securities—Other †				5,993,115	13.3%
				26,781,832	59.6%
Agency Bonds and Notes
1 Federal Home Loan Banks	0.625%–5.625%	8/1/17–6/11/21	482,925	498,697	1.1%
2 Federal Home Loan
Mortgage Corp.	0.750%–5.500%	7/14/17–5/1/20	625,573	635,236	1.4%
2 Federal National
Mortgage Assn.	0.000%–1.875%	8/28/17–2/26/21	840,670	849,400	1.9%
Agency Bonds and Notes—Other †				152,874	0.4%
				2,136,207	4.8%
Total U.S. Government and Agency Obligations (Cost $28,534,040)				28,918,039	64.4%
Corporate Bonds
Finance
3 Banking †				4,130,561	9.2%
3 Brokerage †				117,963	0.3%
3 Finance Companies †				165,784	0.4%
Insurance †				449,119	1.0%
Real Estate Investment Trusts †				238,394	0.5%
				5,101,821	11.4%
Industrial
Basic Industry †				299,710	0.7%
3 Capital Goods †				643,862	1.4%
3 Communication †				808,171	1.8%
Consumer Cyclical †				975,896	2.2%
3 Consumer Noncyclical †				1,749,668	3.9%
Energy †				1,011,503	2.2%
Other Industrial †				3,664	0.0%
3 Technology †				927,141	2.1%
3 Transportation †				138,525	0.3%
				6,558,140	14.6%
Utilities
3 Electric †				625,282	1.4%
Natural Gas †				53,077	0.1%
Other Utility †				212	0.0%
				678,571	1.5%
Total Corporate Bonds (Cost $12,154,916)				12,338,532	27.5%

13

Short-Term Bond Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
[3]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $3,357,726) †			3,401,676	7.6%
Taxable Municipal Bonds (Cost $51,488) †			52,550	0.1%

	Coupon	Shares
Temporary Cash Investment
Money Market Fund
4 Vanguard Market Liquidity Fund
(Cost $418,887)	0.538%	418,886,758	418,887	0.9%
Total Investments (Cost $44,517,057)			45,129,684	100.5%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			3,680
Receivables for Investment Securities Sold			623,586
Receivables for Accrued Income			209,935
Receivables for Capital Shares Issued			28,622
Total Other Assets			865,823	1.9%
Liabilities
Payables for Investment Securities Purchased			(1,039,024)
Payables for Capital Shares Redeemed			(35,326)
Payables for Distributions			(3,552)
Payables to Vanguard			(14,518)
Other Liabilities			(1,600)
Total Liabilities			(1,094,020)	(2.4%)
Net Assets			44,901,487	100.0%

At June 30, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				44,263,997
Undistributed Net Investment Income				22,734
Accumulated Net Realized Gains				2,129
Unrealized Appreciation (Depreciation)				612,627
Net Assets				44,901,487

Investor Shares—Net Assets
Applicable to 211,731,384 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,249,288
Net Asset Value Per Share—Investor Shares				$10.62

ETF Shares—Net Assets
Applicable to 227,912,541 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				18,468,391
Net Asset Value Per Share—ETF Shares				$81.03

14

Short-Term Bond Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 1,452,596,676 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,431,396
Net Asset Value Per Share—Admiral Shares	$10.62

Institutional Shares—Net Assets
Applicable to 448,056,075 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,759,839
Net Asset Value Per Share—Institutional Shares	$10.62

Institutional Plus Shares—Net Assets
Applicable to 375,830,800 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,992,573
Net Asset Value Per Share—Institutional Plus Shares	$10.62

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $343,159,000, representing 0.8% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Interest[1]	332,844
Total Income	332,844
Expenses
The Vanguard Group—Note B
Investment Advisory Services	579
Management and Administrative—Investor Shares	1,470
Management and Administrative—ETF Shares	6,820
Management and Administrative—Admiral Shares	5,082
Management and Administrative—Institutional Shares	1,217
Management and Administrative—Institutional Plus Shares	638
Marketing and Distribution—Investor Shares	267
Marketing and Distribution—ETF Shares	501
Marketing and Distribution—Admiral Shares	803
Marketing and Distribution—Institutional Shares	74
Marketing and Distribution—Institutional Plus Shares	36
Custodian Fees	118
Shareholders’ Reports—Investor Shares	32
Shareholders’ Reports—ETF Shares	131
Shareholders’ Reports—Admiral Shares	212
Shareholders’ Reports—Institutional Shares	11
Shareholders’ Reports—Institutional Plus Shares	9
Trustees’ Fees and Expenses	14
Total Expenses	18,014
Net Investment Income	314,830
Realized Net Gain (Loss) on Investment Securities Sold	12,264
Change in Unrealized Appreciation (Depreciation) of Investment Securities	777,165
Net Increase (Decrease) in Net Assets Resulting from Operations	1,104,259
1 Interest income from an affiliated company of the fund was $579,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	314,830	528,106
Realized Net Gain (Loss)	12,264	46,704
Change in Unrealized Appreciation (Depreciation)	777,165	(219,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,104,259	355,284
Distributions
Net Investment Income
Investor Shares	(15,473)	(30,328)
ETF Shares	(107,897)	(213,621)
Admiral Shares	(106,824)	(183,186)
Institutional Shares	(34,444)	(59,798)
Institutional Plus Shares	(27,486)	(41,145)
Realized Capital Gain[1]
Investor Shares	—	(2,326)
ETF Shares	—	(16,283)
Admiral Shares	—	(13,790)
Institutional Shares	—	(4,296)
Institutional Plus Shares	—	(3,151)
Total Distributions	(292,124)	(567,924)
Capital Share Transactions
Investor Shares	(98,760)	(350,525)
ETF Shares	717,645	1,832,192
Admiral Shares	499,058	1,526,203
Institutional Shares	169,413	22,761
Institutional Plus Shares	422,671	1,006,832
Net Increase (Decrease) from Capital Share Transactions	1,710,027	4,037,463
Total Increase (Decrease)	2,522,162	3,824,823
Net Assets
Beginning of Period	42,379,325	38,554,502
End of Period[2]	44,901,487	42,379,325

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $22,734,000 and $28,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Short-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.43	$10.48	$10.49	$10.63	$10.61	$10.55
Investment Operations
Net Investment Income	.071	.130	.116	.116	.153	.193
Net Realized and Unrealized Gain (Loss)
on Investments	.190	(.040)	.005	(.109)	.052	.117
Total from Investment Operations	.261	.090	.121	.007	.205	.310
Distributions
Dividends from Net Investment Income	(. 071)	(.130)	(.116)	(.116)	(.153)	(.193)
Distributions from Realized Capital Gains	—	(. 010)	(. 015)	(. 031)	(. 032)	(. 057)
Total Distributions	(. 071)	(.140)	(.131)	(.147)	(.185)	(. 250)
Net Asset Value, End of Period	$10.62	$10.43	$10.48	$10.49	$10.63	$10.61

Total Return[1]	2.51%	0.85%	1.16%	0.07%	1.95%	2.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,249	$2,307	$2,667	$3,003	$3,185	$3,802
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.20%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.36%	1.23%	1.10%	1.09%	1.44%	1.81%
Portfolio Turnover Rate[2]	51%	52%	45%	50%	51%	67%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Short-Term Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$79.49	$79.87	$79.89	$80.94	$80.80	$80.35
Investment Operations
Net Investment Income	.571	1.039	.959	.950	1.239	1.538
Net Realized and Unrealized Gain (Loss)
on Investments	1.440	(.303)	.094	(.813)	.384	.885
Total from Investment Operations	2.011	.736	1.053	.137	1.623	2.423
Distributions
Dividends from Net Investment Income	(.471)	(1.039)	(.959)	(.950)	(1.239)	(1.538)
Distributions from Realized Capital Gains —		(. 077)	(.114)	(. 237)	(. 244)	(. 435)
Total Distributions	(.471)	(1.116)	(1.073)	(1.187)	(1.483)	(1.973)
Net Asset Value, End of Period	$81.03	$79.49	$79.87	$79.89	$80.94	$80.80

Total Return	2.54%	0.92%	1.32%	0.17%	2.02%	3.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,468	$17,402	$15,655	$13,926	$9,292	$7,482
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.44%	1.30%	1.20%	1.19%	1.54%	1.92%
Portfolio Turnover Rate[1]	51%	52%	45%	50%	51%	67%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.43	$10.48	$10.49	$10.63	$10.61	$10.55
Investment Operations
Net Investment Income	.075	.137	.126	.127	.164	.205
Net Realized and Unrealized Gain (Loss)
on Investments	.190	(.040)	.005	(.109)	.052	.117
Total from Investment Operations	.265	.097	.131	.018	.216	.322
Distributions
Dividends from Net Investment Income	(. 075)	(.137)	(.126)	(.127)	(.164)	(. 205)
Distributions from Realized Capital Gains —		(. 010)	(. 015)	(. 031)	(. 032)	(. 057)
Total Distributions	(. 075)	(.147)	(.141)	(.158)	(.196)	(. 262)
Net Asset Value, End of Period	$10.62	$10.43	$10.48	$10.49	$10.63	$10.61

Total Return[1]	2.55%	0.92%	1.26%	0.17%	2.05%	3.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,431	$14,662	$13,212	$5,035	$4,401	$4,094
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.44%	1.30%	1.20%	1.19%	1.54%	1.92%
Portfolio Turnover Rate[2]	51%	52%	45%	50%	51%	67%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Short-Term Bond Index Fund

Financial Highlights

Institutional Shares
Six Months						Sept. 27,
	Ended					2011[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.43	$10.48	$10.49	$10.63	$10.61	$10.66
Investment Operations
Net Investment Income	..076	..140	..130	..130	..167	..050
Net Realized and Unrealized Gain (Loss)
on Investments	..190	(. 040)	.. 005	(.109)	.. 052	(. 001)
Total from Investment Operations	..266	..100	..135	..021	..219	..049
Distributions
Dividends from Net Investment Income	(. 076)	(.140)	(.130)	(.130)	(.167)	(. 050)
Distributions from Realized Capital Gains	—	(. 010)	(. 015)	(. 031)	(. 032)	(. 049)
Total Distributions	(. 076)	(.150)	(.145)	(.161)	(.199)	(. 099)
Net Asset Value, End of Period	$10.62	$10.43	$10.48	$10.49	$10.63	$10.61

Total Return	2.56%	0.95%	1.29%	0.20%	2.08%	0.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,760	$4,506	$4,505	$3,282	$2,652	$843
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.07%	0.07%	0.07%[2]
Ratio of Net Investment Income to
Average Net Assets	1.46%	1.33%	1.23%	1.22%	1.57%	1.96%[2]
Portfolio Turnover Rate [3]	51%	52%	45%	50%	51%	67%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Short-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
Six Months						Sept. 29,
	Ended					2011[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.43	$10.48	$10.49	$10.63	$10.61	$10.66
Investment Operations
Net Investment Income	..077	..142	..132	..132	..169	..051
Net Realized and Unrealized Gain (Loss)
on Investments	..190	(. 040)	.. 005	(.109)	.. 052	(. 001)
Total from Investment Operations	..267	..102	..137	..023	..221	..050
Distributions
Dividends from Net Investment Income	(. 077)	(.142)	(.132)	(.132)	(.169)	(. 051)
Distributions from Realized Capital Gains	—	(. 010)	(. 015)	(. 031)	(. 032)	(. 049)
Total Distributions	(. 077)	(.152)	(.147)	(.163)	(. 201)	(.100)
Net Asset Value, End of Period	$10.62	$10.43	$10.48	$10.49	$10.63	$10.61

Total Return	2.57%	0.97%	1.31%	0.22%	2.10%	0.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,993	$3,502	$2,515	$1,868	$1,103	$711
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%	0.05%[2]
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.35%	1.25%	1.24%	1.59%	1.98%[2]
Portfolio Turnover Rate [3]	51%	52%	45%	50%	51%	67%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings,

23

Short-Term Bond Index Fund

if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $3,680,000, representing 0.01% of the fund’s net assets and 1.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Short-Term Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	28,918,039	—
Corporate Bonds	—	12,338,532	—
Sovereign Bonds	—	3,401,676	—
Taxable Municipal Bonds	—	52,550	—
Temporary Cash Investments	418,887	—	—
Total	418,887	44,710,797	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2016, the fund realized $10,135,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2016, the cost of investment securities for tax purposes was $44,517,057,000. Net unrealized appreciation of investment securities for tax purposes was $612,627,000, consisting of unrealized gains of $622,085,000 on securities that had risen in value since their purchase and $9,458,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2016, the fund purchased $3,902,223,000 of investment securities and sold $2,468,330,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $10,045,957,000 and $9,566,853,000, respectively. Total purchases and sales include $1,579,236,000 and $874,559,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

25

Short-Term Bond Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	297,868	28,281	656,917	62,463
Issued in Lieu of Cash Distributions	13,619	1,291	28,303	2,692
Redeemed	(410,247)	(38,944)	(1,035,745)	(98,434)
Net Increase (Decrease)—Investor Shares	(98,760)	(9,372)	(350,525)	(33,279)
ETF Shares
Issued	1,604,283	20,000	3,163,771	39,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(886,638)	(11,000)	(1,331,579)	(16,600)
Net Increase (Decrease)—ETF Shares	717,645	9,000	1,832,192	22,900
Admiral Shares
Issued	2,524,678	239,652	5,402,211	513,722
Issued in Lieu of Cash Distributions	92,497	8,767	169,734	16,145
Redeemed	(2,118,117)	(201,075)	(4,045,742)	(384,837)
Net Increase (Decrease)—Admiral Shares	499,058	47,344	1,526,203	145,030
Institutional Shares
Issued	910,396	86,489	2,055,471	195,516
Issued in Lieu of Cash Distributions	31,753	3,010	58,533	5,567
Redeemed	(772,736)	(73,283)	(2,091,243)	(198,930)
Net Increase (Decrease)—Institutional Shares	169,413	16,216	22,761	2,153
Institutional Plus Shares
Issued	520,432	49,428	1,442,064	137,165
Issued in Lieu of Cash Distributions	24,999	2,369	39,926	3,799
Redeemed	(122,760)	(11,642)	(475,158)	(45,207)
Net Increase (Decrease)—Institutional Plus Shares	422,671	40,155	1,006,832	95,757

G. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

26

Intermediate-Term Bond Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VBIIX	BIV	VBILX	VBIMX	VBIUX
Expense Ratio[1]	0.16%	0.09%	0.09%	0.06%	0.04%
30-Day SEC Yield	1.99%	2.08%	2.08%	2.09%	2.10%

Financial Attributes

		Barclays
		5–10 Year
		Gov/	Barclays
		Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	1,911	2,103	9,796
Yield to Maturity
(before expenses)	2.0%	2.0%	1.9%
Average Coupon	2.9%	2.9%	3.1%
Average Duration	6.5 years	6.6 years	5.8 years
Average Effective
Maturity	7.3 years	7.2 years	8.0 years
Short-Term
Reserves	0.9%	—	—

Sector Diversification (% of portfolio)
Finance			12.7%
Foreign			6.6
Industrial			25.7
Treasury/Agency			52.6
Utilities			2.3
Other			0.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	5–10 Year
	Gov/
	Credit	Barclays
	Float Adj	Aggregate Float
	Index	Adj Index
R-Squared	0.99	0.97
Beta	1.04	1.43

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Credit Quality (% of portfolio)

U.S. Government	52.6%
Aaa	2.9
Aa	4.2
A	16.4
Baa	23.9

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.1%
1 - 3 Years	0.1
3 - 5 Years	3.5
5 - 10 Years	96.3

1 The expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.16% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares.

27

Intermediate-Term Bond Index Fund

28

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016
				Spliced
				Barclays
				5–10 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	4.97%	-1.06%	3.91%	3.81%
2007	5.17	2.44	7.61	7.55
2008	4.93	0.00	4.93	5.06
2009	4.69	2.10	6.79	6.50
2010	4.26	5.11	9.37	9.44
2011	4.01	6.61	10.62	10.79
2012	3.23	3.68	6.91	7.22
2013	2.71	-6.25	-3.54	-3.37
2014	2.91	3.94	6.85	6.91
2015	2.62	-1.41	1.21	1.28
2016	1.33	5.51	6.84	6.93
For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	7.65%	4.94%	3.85%	2.44%	6.29%
ETF Shares	4/3/2007
Market Price		8.04	5.05			6.11[1]
Net Asset Value		7.73	5.04			6.09[1]
Admiral Shares	11/12/2001	7.71	5.04	3.95	2.44	6.39
Institutional Shares	1/26/2006	7.74	5.07	3.99	2.44	6.43
Institutional Plus Shares	11/30/2011	7.76	—	3.03[1]	1.42[1]	4.45[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

29

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	2.500%	8/15/23	750,860	813,512	2.9%
United States Treasury Note/Bond	1.750%	5/15/23	733,805	757,199	2.7%
United States Treasury Note/Bond	1.625%	2/15/26	646,664	654,243	2.4%
United States Treasury Note/Bond	2.750%	11/15/23	575,382	634,359	2.3%
United States Treasury Note/Bond	2.125%	5/15/25	573,405	605,837	2.2%
United States Treasury Note/Bond	1.625%	5/15/26	513,872	520,455	1.9%
United States Treasury Note/Bond	2.250%	11/15/25	482,252	514,727	1.9%
United States Treasury Note/Bond	2.500%	5/15/24	456,869	496,347	1.8%
United States Treasury Note/Bond	2.000%	8/15/25	449,882	470,477	1.7%
United States Treasury Note/Bond	2.375%	8/15/24	419,451	451,631	1.6%
United States Treasury Note/Bond	2.250%	11/15/24	414,024	441,776	1.6%
United States Treasury Note/Bond	2.000%	2/15/25	421,836	441,476	1.6%
United States Treasury Note/Bond	2.000%	11/30/22	354,950	371,533	1.3%
United States Treasury Note/Bond	2.750%	2/15/24	302,773	334,328	1.2%
United States Treasury Note/Bond	2.125%	8/15/21	286,378	301,860	1.1%
United States Treasury Note/Bond	1.750%	4/30/22	291,545	301,294	1.1%
United States Treasury Note/Bond	1.625%	11/15/22	293,185	300,148	1.1%
United States Treasury Note/Bond	1.875%	11/30/21	271,828	283,125	1.0%
United States Treasury Note/Bond	1.625%	5/31/23	275,300	281,580	1.0%
United States Treasury Note/Bond	1.875%	8/31/22	264,564	275,065	1.0%
United States Treasury Note/Bond	2.000%	11/15/21	251,645	263,872	1.0%
United States Treasury Note/Bond	2.000%	8/31/21	251,510	263,457	1.0%
United States Treasury Note/Bond	2.125%	6/30/21	239,520	252,320	0.9%
United States Treasury Note/Bond	1.750%	1/31/23	243,490	250,985	0.9%
United States Treasury Note/Bond	2.000%	10/31/21	233,960	245,110	0.9%
United States Treasury Note/Bond	3.125%	5/15/21	216,573	238,297	0.9%
United States Treasury Note/Bond	2.125%	9/30/21	210,831	222,228	0.8%
United States Treasury Note/Bond	1.750%	3/31/22	207,992	214,947	0.8%

30

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	1.750%	2/28/22	200,611	207,382	0.7%
United States Treasury Note/Bond	2.000%	2/15/23	197,020	206,410	0.7%
United States Treasury Note/Bond	1.750%	5/15/22	196,535	203,107	0.7%
United States Treasury Note/Bond	2.000%	7/31/22	181,200	189,751	0.7%
United States Treasury Note/Bond	2.125%	12/31/21	173,284	182,733	0.7%
United States Treasury Note/Bond	2.250%	7/31/21	169,555	179,676	0.6%
United States Treasury Note/Bond	1.625%	8/15/22	171,817	176,219	0.6%
United States Treasury Note/Bond	1.500%	1/31/22	168,100	171,541	0.6%
United States Treasury Note/Bond	1.875%	5/31/22	157,170	163,505	0.6%
United States Treasury Note/Bond	1.500%	2/28/23	155,120	157,447	0.6%
United States Treasury Note/Bond	1.500%	3/31/23	128,010	129,870	0.5%
United States Treasury Note/Bond	2.000%	2/15/22	108,058	113,224	0.4%
United States Treasury Note/Bond	2.000%	5/31/21	100,100	104,839	0.4%
United States Treasury Note/Bond	6.250%	8/15/23	76,500	102,557	0.4%
United States Treasury Note/Bond	3.625%	2/15/21	90,615	101,433	0.4%
United States Treasury Note/Bond	2.125%	12/31/22	95,274	100,455	0.4%
United States Treasury Note/Bond	1.750%	9/30/22	87,965	90,769	0.3%
United States Treasury Note/Bond	1.875%	10/31/22	76,915	79,944	0.3%
United States Treasury Note/Bond	2.125%	6/30/22	70,130	73,965	0.3%
United States Treasury
Note/Bond	1.125%–8.125%	11/15/20–6/30/23	198,947	239,522	0.8%
				14,176,537	51.3%
Agency Bonds and Notes
1 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	95,450	101,056	0.4%
1 Federal National Mortgage Assn.	2.625%	9/6/24	69,895	75,062	0.3%
Agency Bonds and Notes—Other †				181,431	0.6%
				357,549	1.3%
Total U.S. Government and Agency Obligations (Cost $13,869,817)				14,534,086	52.6%
Corporate Bonds
Finance
2 Banking †				2,202,424	8.0%
Brokerage †				145,770	0.5%
2 Finance Companies †				40,668	0.1%
Insurance †				566,341	2.1%
Other Finance †				1,357	0.0%
Real Estate Investment Trusts †				516,749	1.9%
				3,473,309	12.6%
Industrial
Basic Industry †				436,511	1.6%
2 Capital Goods †				531,294	1.9%
2 Communication †				940,044	3.4%
2 Consumer Cyclical †				901,398	3.3%
Consumer Noncyclical
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	84,817	90,647	0.3%
2 Consumer Noncyclical—Other †				1,737,243	6.3%
2 Energy †				1,105,726	4.0%
Other Industrial †				34,495	0.1%
2 Technology †				977,719	3.5%
2 Transportation †				246,569	0.9%
				7,001,646	25.3%

31

Intermediate-Term Bond Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Utilities
2 Electric †			574,329	2.1%
Natural Gas †			49,089	0.2%
Other Utility †			9,959	0.0%
			633,377	2.3%
Total Corporate Bonds (Cost $10,646,101)			11,108,332	40.2%
Sovereign Bonds (U.S. Dollar-Denominated) (Cost $1,667,731) †			1,735,869	6.3%
Taxable Municipal Bonds (Cost $61,002) †			63,561	0.3%

	Coupon	Shares
Temporary Cash Investment
Money Market Fund
3 Vanguard Market Liquidity Fund
(Cost $255,883)	0.538%	255,883,474	255,883	0.9%
Total Investments (Cost $26,500,534)			27,697,731	100.3%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			2,142
Receivables for Investment Securities Sold			249,278
Receivables for Accrued Income			191,189
Receivables for Capital Shares Issued			18,781
Other Assets			4,313
Total Other Assets			465,703	1.7%
Liabilities
Payables for Investment Securities Purchased			(502,828)
Payables for Capital Shares Redeemed			(17,534)
Payables for Distributions			(5,302)
Payables to Vanguard			(11,643)
Other Liabilities			(2,796)
Total Liabilities			(540,103)	(2.0%)
Net Assets			27,623,331	100.0%

32

Intermediate-Term Bond Index Fund

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	26,365,905
Undistributed Net Investment Income	20,622
Accumulated Net Realized Gains	39,607
Unrealized Appreciation (Depreciation)	1,197,197
Net Assets	27,623,331

Investor Shares—Net Assets
Applicable to 129,162,414 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,534,991
Net Asset Value Per Share—Investor Shares	$11.88

ETF Shares—Net Assets
Applicable to 116,754,060 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,246,441
Net Asset Value Per Share—ETF Shares	$87.76

Admiral Shares—Net Assets
Applicable to 998,537,011 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,866,794
Net Asset Value Per Share—Admiral Shares	$11.88

Institutional Shares—Net Assets
Applicable to 218,464,122 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,596,263
Net Asset Value Per Share—Institutional Shares	$11.88

Institutional Plus Shares—Net Assets
Applicable to 116,023,401 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,378,842
Net Asset Value Per Share—Institutional Plus Shares	$11.88

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $320,489,000, representing 1.2% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Interest[1]	330,687
Total Income	330,687
Expenses
The Vanguard Group—Note B
Investment Advisory Services	326
Management and Administrative—Investor Shares	923
Management and Administrative—ETF Shares	3,084
Management and Administrative—Admiral Shares	3,790
Management and Administrative—Institutional Shares	639
Management and Administrative—Institutional Plus Shares	201
Marketing and Distribution—Investor Shares	171
Marketing and Distribution—ETF Shares	340
Marketing and Distribution—Admiral Shares	587
Marketing and Distribution—Institutional Shares	39
Marketing and Distribution—Institutional Plus Shares	15
Custodian Fees	66
Shareholders’ Reports—Investor Shares	22
Shareholders’ Reports—ETF Shares	46
Shareholders’ Reports—Admiral Shares	46
Shareholders’ Reports—Institutional Shares	18
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	7
Total Expenses	10,320
Net Investment Income	320,367
Realized Net Gain (Loss) on Investment Securities Sold	48,822
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,288,565
Net Increase (Decrease) in Net Assets Resulting from Operations	1,657,754
1 Interest income from an affiliated company of the fund was $328,000.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	320,367	546,097
Realized Net Gain (Loss)	48,822	124,806
Change in Unrealized Appreciation (Depreciation)	1,288,565	(480,345)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,657,754	190,558
Distributions
Net Investment Income
Investor Shares	(18,276)	(39,172)
ETF Shares	(90,957)	(166,921)
Admiral Shares	(141,650)	(259,863)
Institutional Shares	(33,287)	(59,475)
Institutional Plus Shares	(15,579)	(20,662)
Realized Capital Gain[1]
Investor Shares	—	(4,780)
ETF Shares	—	(25,139)
Admiral Shares	—	(33,743)
Institutional Shares	—	(8,007)
Institutional Plus Shares	—	(3,358)
Total Distributions	(299,749)	(621,120)
Capital Share Transactions
Investor Shares	60,028	(127,837)
ETF Shares	2,187,418	2,860,225
Admiral Shares	1,216,698	1,328,327
Institutional Shares	59,887	836,595
Institutional Plus Shares	258,465	781,935
Net Increase (Decrease) from Capital Share Transactions	3,782,496	5,679,245
Total Increase (Decrease)	5,140,501	5,248,683
Net Assets
Beginning of Period	22,482,830	17,234,147
End of Period[2]	27,623,331	22,482,830

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $20,622,000 and $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.26	$11.46	$11.09	$11.96	$11.77	$11.21
Investment Operations
Net Investment Income	.146	.302	.316	.329	.370	.425
Net Realized and Unrealized Gain (Loss)
on Investments	.620	(.162)	.437	(.745)	.432	.738
Total from Investment Operations	.766	.140	.753	(.416)	.802	1.163
Distributions
Dividends from Net Investment Income	(.146)	(. 302)	(. 316)	(. 329)	(. 370)	(. 425)
Distributions from Realized Capital Gains	—	(. 038)	(. 067)	(.125)	(. 242)	(.178)
Total Distributions	(.146)	(. 340)	(. 383)	(. 454)	(. 612)	(. 603)
Net Asset Value, End of Period	$11.88	$11.26	$11.46	$11.09	$11.96	$11.77

Total Return[1]	6.84%	1.21%	6.85%	-3.54%	6.91%	10.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,535	$1,397	$1,551	$1,558	$2,120	$2,129
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.20%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.62%	2.76%	2.84%	3.07%	3.65%
Portfolio Turnover Rate[2]	59%	51%	60%	70%	65%	61%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$82.95	$84.41	$81.65	$88.07	$86.63	$82.56
Investment Operations
Net Investment Income	1.084	2.227	2.403	2.523	2.764	3.183
Net Realized and Unrealized Gain (Loss)
on Investments	4.633	(1.177)	3.254	(5.499)	3.225	5.383
Total from Investment Operations	5.717	1.050	5.657	(2.976)	5.989	8.566
Distributions
Dividends from Net Investment Income	(.907)	(2.227)	(2.403)	(2.523)	(2.764)	(3.183)
Distributions from Realized Capital Gains —		(.283)	(.494)	(.921)	(1.785)	(1.313)
Total Distributions	(.907)	(2.510)	(2.897)	(3.444)	(4.549)	(4.496)
Net Asset Value, End of Period	$87.76	$82.95	$84.41	$81.65	$88.07	$86.63

Total Return	6.93%	1.23%	7.00%	-3.44%	7.02%	10.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,246	$7,569	$4,858	$3,695	$4,356	$2,781
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.61%	2.69%	2.86%	2.94%	3.17%	3.76%
Portfolio Turnover Rate[1]	59%	51%	60%	70%	65%	61%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.26	$11.46	$11.09	$11.96	$11.77	$11.21
Investment Operations
Net Investment Income	.150	.309	.327	.340	.381	.437
Net Realized and Unrealized Gain (Loss)
on Investments	.620	(.162)	.437	(.745)	.432	.738
Total from Investment Operations	.770	.147	.764	(.405)	.813	1.175
Distributions
Dividends from Net Investment Income	(.150)	(. 309)	(. 327)	(. 340)	(. 381)	(. 437)
Distributions from Realized Capital Gains —		(. 038)	(. 067)	(.125)	(. 242)	(.178)
Total Distributions	(.150)	(. 347)	(. 394)	(. 465)	(. 623)	(. 615)
Net Asset Value, End of Period	$11.88	$11.26	$11.46	$11.09	$11.96	$11.77

Total Return[1]	6.88%	1.27%	6.96%	-3.45%	7.02%	10.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,867	$10,061	$8,922	$5,320	$6,252	$5,320
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.61%	2.69%	2.86%	2.94%	3.17%	3.76%
Portfolio Turnover Rate[2]	59%	51%	60%	70%	65%	61%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.26	$11.46	$11.09	$11.96	$11.77	$11.21
Investment Operations
Net Investment Income	.152	.313	.331	.344	.385	.442
Net Realized and Unrealized Gain (Loss)
on Investments	.620	(.162)	.437	(.745)	.432	.738
Total from Investment Operations	.772	.151	.768	(.401)	.817	1.180
Distributions
Dividends from Net Investment Income	(.152)	(. 313)	(. 331)	(. 344)	(. 385)	(. 442)
Distributions from Realized Capital Gains —		(. 038)	(. 067)	(.125)	(. 242)	(.178)
Total Distributions	(.152)	(. 351)	(. 398)	(. 469)	(. 627)	(. 620)
Net Asset Value, End of Period	$11.88	$11.26	$11.46	$11.09	$11.96	$11.77

Total Return	6.89%	1.31%	6.99%	-3.42%	7.05%	10.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,596	$2,399	$1,610	$1,172	$1,154	$689
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.63%	2.72%	2.89%	2.97%	3.20%	3.80%
Portfolio Turnover Rate[1]	59%	51%	60%	70%	65%	61%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
Six Months						Nov. 30,
	Ended					2011[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.26	$11.46	$11.09	$11.96	$11.77	$11.73
Investment Operations
Net Investment Income	..153	..315	..333	..346	..388	..072
Net Realized and Unrealized Gain (Loss)
on Investments	..620	(.162)	..437	(.745)	..432	..178
Total from Investment Operations	..773	..153	..770	(.399)	..820	..250
Distributions
Dividends from Net Investment Income	(.153)	(. 315)	(. 333)	(. 346)	(. 388)	(. 072)
Distributions from Realized Capital Gains	—	(. 038)	(. 067)	(.125)	(. 242)	(.138)
Total Distributions	(.153)	(. 353)	(. 400)	(. 471)	(. 630)	(. 210)
Net Asset Value, End of Period	$11.88	$11.26	$11.46	$11.09	$11.96	$11.77

Total Return	6.90%	1.33%	7.01%	-3.40%	7.07%	1.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,379	$1,057	$293	$216	$239	$107
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%	0.05%[2]
Ratio of Net Investment Income to
Average Net Assets	2.65%	2.74%	2.91%	2.99%	3.22%	3.82%[2]
Portfolio Turnover Rate [3]	59%	51%	60%	70%	65%	61%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board

41

Intermediate-Term Bond Index Fund

of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $2,142,000, representing 0.01% of the fund’s net assets and 0.86% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

42

Intermediate-Term Bond Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	14,534,086	—
Corporate Bonds	—	11,108,332	—
Sovereign Bonds	—	1,735,869	—
Taxable Municipal Bonds	—	63,561	—
Temporary Cash Investments	255,883	—	—
Total	255,883	27,441,848	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

During the six months ended June 30, 2016, the fund realized $3,453,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $5,762,000 during the period from November 1, 2015, through December 31, 2015, which are deferred and will be treated as realized for tax purposes in fiscal 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016.

At June 30, 2016, the cost of investment securities for tax purposes was $26,500,534,000. Net unrealized appreciation of investment securities for tax purposes was $1,197,197,000, consisting of unrealized gains of $1,212,136,000 on securities that had risen in value since their purchase and $14,939,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2016, the fund purchased $4,139,438,000 of investment securities and sold $2,238,306,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,018,252,000 and $5,099,929,000, respectively. Total purchases and sales include $2,192,461,000 and $100,246,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

43

Intermediate-Term Bond Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	295,427	25,487	380,583	33,072
Issued in Lieu of Cash Distributions	16,913	1,454	40,424	3,521
Redeemed	(252,312)	(21,860)	(548,844)	(47,781)
Net Increase (Decrease)—Investor Shares	60,028	5,081	(127,837)	(11,188)
ETF Shares
Issued	2,289,054	26,700	3,643,962	42,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(101,636)	(1,200)	(783,737)	(9,200)
Net Increase (Decrease)—ETF Shares	2,187,418	25,500	2,860,225	33,700
Admiral Shares
Issued	2,131,490	184,129	3,065,720	266,763
Issued in Lieu of Cash Distributions	121,160	10,414	253,284	22,080
Redeemed	(1,035,952)	(89,642)	(1,990,677)	(173,526)
Net Increase (Decrease)—Admiral Shares	1,216,698	104,901	1,328,327	115,317
Institutional Shares
Issued	489,823	42,511	1,146,086	99,666
Issued in Lieu of Cash Distributions	30,209	2,597	59,082	5,153
Redeemed	(460,145)	(39,723)	(368,573)	(32,156)
Net Increase (Decrease)—Institutional Shares	59,887	5,385	836,595	72,663
Institutional Plus Shares
Issued	307,790	26,451	813,400	71,027
Issued in Lieu of Cash Distributions	8,249	709	13,182	1,153
Redeemed	(57,574)	(5,023)	(44,647)	(3,883)
Net Increase (Decrease)—Institutional Plus Shares	258,465	22,137	781,935	68,297

G. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

44

Long-Term Bond Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Investor		Institutional	Institutional
	Shares	ETF Shares	Shares	Plus Shares
Ticker Symbol	VBLTX	BLV	VBLLX	VBLIX
Expense Ratio[1]	0.16%	0.09%	0.06%	0.04%
30-Day SEC Yield	3.32%	3.41%	3.42%	3.43%

Financial Attributes

		Barclays
		Long
		Gov/	Barclays
		Credit Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	2,041	2,221	9,796
Yield to Maturity
(before expenses)	3.4%	3.4%	1.9%
Average Coupon	4.7%	4.8%	3.1%
Average Duration	15.6 years	15.6 years	5.8 years
Average Effective
Maturity	24.3 years	24.1 years	8.0 years
Short-Term
Reserves	0.9%	—	—

Sector Diversification (% of portfolio)
Finance			8.7%
Foreign			5.1
Industrial			34.4
Treasury/Agency			40.0
Utilities			6.6
Other			5.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	Long
	Gov/
	Credit	Barclays
	Float Adj	Aggregate Float
	Index	Adj Index
R-Squared	0.99	0.90
Beta	1.05	2.84

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Credit Quality (% of portfolio)

U.S. Government	39.9%
Aaa	2.0
Aa	6.9
A	22.9
Baa	28.3

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.2%
3 - 5 Years	0.2
5 - 10 Years	1.0
10 - 20 Years	22.6
20 - 30 Years	73.0
Over 30 Years	3.0

1 The expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.16% for Investor Shares, 0.08% for ETF Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares.

45

Long-Term Bond Index Fund

46

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016
				Spliced
				Barclays
				Long
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	5.29%	-2.62%	2.67%	2.71%
2007	5.55	1.04	6.59	6.60
2008	5.81	2.83	8.64	8.44
2009	5.27	-3.51	1.76	1.92
2010	5.21	5.06	10.27	10.16
2011	5.51	16.55	22.06	22.49
2012	4.23	4.26	8.49	8.79
2013	3.76	-12.89	-9.13	-8.83
2014	4.79	14.93	19.72	19.31
2015	3.73	-7.20	-3.47	-3.31
2016	2.14	12.35	14.49	14.33
For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	15.98%	9.11%	4.91%	3.47%	8.38%
ETF Shares	4/3/2007
Market Price		16.63	9.19			8.18[1]
Net Asset Value		16.02	9.19			8.17[1]
Institutional Shares	2/2/2006	16.08	9.24	5.05	3.47	8.52
Institutional Plus Shares	10/6/2011	16.11	—	4.38[1]	2.34[1]	6.72[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

47

Long-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	2.875%	5/15/43	176,855	198,962	2.0%
United States Treasury Note/Bond	2.500%	2/15/45	190,277	198,274	1.9%
United States Treasury Note/Bond	2.875%	8/15/45	166,737	187,266	1.8%
United States Treasury Note/Bond	3.625%	2/15/44	144,444	186,310	1.8%
United States Treasury Note/Bond	3.000%	5/15/45	146,360	168,360	1.7%
United States Treasury Note/Bond	3.000%	11/15/44	139,556	160,555	1.6%
United States Treasury Note/Bond	3.750%	11/15/43	120,580	159,185	1.6%
United States Treasury Note/Bond	3.125%	2/15/43	133,640	157,654	1.5%
United States Treasury Note/Bond	2.750%	11/15/42	141,223	155,478	1.5%
United States Treasury Note/Bond	3.375%	5/15/44	116,587	143,803	1.4%
United States Treasury Note/Bond	3.125%	8/15/44	118,838	139,988	1.4%
United States Treasury Note/Bond	3.625%	8/15/43	102,500	132,337	1.3%
United States Treasury Note/Bond	2.750%	8/15/42	119,203	131,440	1.3%
United States Treasury Note/Bond	2.500%	2/15/46	123,413	128,620	1.3%
United States Treasury Note/Bond	4.625%	2/15/40	70,706	103,982	1.0%
United States Treasury Note/Bond	3.000%	11/15/45	85,750	98,679	1.0%
United States Treasury Note/Bond	4.750%	2/15/41	62,680	94,108	0.9%
United States Treasury Note/Bond	4.500%	2/15/36	63,835	91,942	0.9%
United States Treasury Note/Bond	3.125%	11/15/41	65,292	77,167	0.8%
United States Treasury Note/Bond	2.500%	5/15/46	73,700	76,890	0.8%
United States Treasury Note/Bond	5.250%	2/15/29	50,926	72,021	0.7%
United States Treasury Note/Bond	4.375%	5/15/41	46,095	65,858	0.6%
United States Treasury Note/Bond	3.125%	2/15/42	52,597	62,204	0.6%
United States Treasury Note/Bond	4.500%	8/15/39	42,981	62,168	0.6%
United States Treasury Note/Bond	3.875%	8/15/40	43,900	58,304	0.6%
United States Treasury Note/Bond	3.500%	2/15/39	45,537	57,490	0.6%
United States Treasury Note/Bond	4.250%	5/15/39	40,942	57,235	0.6%
United States Treasury Note/Bond	4.375%	11/15/39	38,630	54,927	0.5%
United States Treasury Note/Bond	4.250%	11/15/40	38,805	54,376	0.5%
United States Treasury Note/Bond	5.375%	2/15/31	36,145	53,607	0.5%
United States Treasury Note/Bond	6.250%	5/15/30	32,220	50,646	0.5%

48

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	4.375%	5/15/40	33,368	47,508	0.5%
United States Treasury Note/Bond	4.375%	2/15/38	25,178	35,902	0.3%
United States Treasury Note/Bond	3.750%	8/15/41	26,950	35,195	0.3%
United States Treasury Note/Bond	4.500%	5/15/38	22,350	32,421	0.3%
United States Treasury Note/Bond	5.250%	11/15/28	21,505	30,272	0.3%
United States Treasury Note/Bond	6.500%	11/15/26	18,620	27,590	0.3%
United States Treasury Note/Bond	6.125%	8/15/29	17,570	26,888	0.3%
United States Treasury Note/Bond	5.500%	8/15/28	18,690	26,727	0.3%
United States Treasury Note/Bond	3.000%	5/15/42	21,915	25,332	0.2%
United States Treasury Note/Bond	5.000%	5/15/37	13,269	20,397	0.2%
United States Treasury
Note/Bond	1.625%–6.750%	5/15/26–2/15/37	61,614	87,970	0.9%
				3,836,038	37.7%
Agency Bonds and Notes
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	20,252	30,620	0.3%
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,260	25,204	0.2%
1 Federal National Mortgage Assn.	6.250%	5/15/29	18,180	26,458	0.3%
Agency Bonds and Notes—Other †				117,906	1.2%
				200,188	2.0%
Total U.S. Government and Agency Obligations (Cost $3,449,878)				4,036,226	39.7%
Corporate Bonds
Finance
Banking
Goldman Sachs Group Inc.	6.750%	10/1/37	18,440	22,762	0.2%
2 Banking—Other †				452,483	4.5%
Brokerage †				14,003	0.2%
Finance Companies
2 GE Capital International
Funding Co.	4.418%	11/15/35	38,226	42,826	0.4%
Finance Companies—Other †				1,179	0.0%
Insurance
Berkshire Hathaway
Finance Corp.	4.300%–5.750%	1/15/40–5/15/43	6,980	8,412	0.1%
Berkshire Hathaway Inc.	4.500%	2/11/43	3,152	3,563	0.0%
Insurance—Other †				296,285	2.9%
Real Estate Investment Trusts †				30,696	0.3%
				872,209	8.6%
Industrial
Basic Industry
Lubrizol Corp.	6.500%	10/1/34	925	1,237	0.0%
Basic Industry—Other †				223,514	2.2%
Capital Goods
General Electric
Capital Corp.	5.875%–6.875%	3/15/32–1/10/39	30,851	43,364	0.4%
General Electric Co.	4.125%–4.500%	10/9/42–3/11/44	15,050	17,023	0.2%
Precision Castparts Corp.	3.900%–4.375%	6/15/35–6/15/45	2,975	3,287	0.1%
2 Capital Goods—Other †				206,664	2.0%
Communication
Ameritech Capital
Funding Corp.	6.550%	1/15/28	875	1,050	0.0%
AT&T Corp.	8.250%	11/15/31	1,846	2,677	0.0%
AT&T Inc.	4.300%–6.550%	9/15/34–2/15/47	98,776	107,211	1.1%
AT&T Mobility LLC	7.125%	12/15/31	1,950	2,566	0.0%

49

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Bellsouth Capital
Funding Corp.	7.875%	2/15/30	2,618	3,347	0.0%
BellSouth LLC	6.000%–6.875% 10/15/31–11/15/34		3,888	4,553	0.1%
BellSouth
Telecommunications LLC	6.375%	6/1/28	1,815	2,181	0.0%
GTE Corp.	6.940%	4/15/28	2,225	2,877	0.0%
New Cingular Wireless
Services Inc.	8.750%	3/1/31	2,585	3,860	0.1%
Verizon
Communications Inc.	5.012%	8/21/54	19,318	20,528	0.2%
Verizon
Communications Inc.	3.850%–7.750%	12/1/30–3/15/55	115,744	131,370	1.3%
2 Communication—Other †				437,591	4.3%
Consumer Cyclical †				353,930	3.5%
Consumer Noncyclical
Anheuser-Busch InBev
Finance Inc.	4.900%	2/1/46	37,416	43,882	0.4%
Anheuser-Busch InBev
Finance Inc.	4.700%	2/1/36	20,640	23,221	0.2%
2 Consumer Noncyclical—Other †				789,806	7.8%
Energy †				520,717	5.1%
Other Industrial †				25,039	0.2%
2 Technology †				286,278	2.8%
Transportation
Burlington Northern
Santa Fe LLC	3.900%–7.950%	8/15/30–8/1/46	34,965	41,511	0.4%
2 Transportation—Other †				154,127	1.5%
				3,453,411	33.9%
Utilities
Electric
Berkshire Hathaway
Energy Co.	4.500%–8.480%	9/15/28–2/1/45	16,329	21,647	0.2%
MidAmerican Energy Co.	4.250%–6.750%	12/30/31–5/1/46	7,474	9,634	0.1%
MidAmerican Funding LLC	6.927%	3/1/29	150	211	0.0%
Nevada Power Co.	5.375%–6.750%	4/1/36–5/15/41	4,510	5,942	0.1%
PacifiCorp	4.100%–7.700%	11/15/31–2/1/42	12,328	16,528	0.1%
Sierra Pacific Power Co.	6.750%	7/1/37	885	1,267	0.0%
2 Electric—Other †				558,203	5.5%
Natural Gas †				40,152	0.4%
Other Utility †				10,019	0.1%
				663,603	6.5%
Total Corporate Bonds (Cost $4,525,352)				4,989,223	49.0%
Sovereign Bonds (U.S. Dollar-Denominated)
2 Petroleos Mexicanos	5.500%–6.875%	8/4/26–1/23/46	65,660	65,226	0.7%
United Mexican States	4.600%–8.300%	8/15/31–10/12/10	68,818	81,968	0.8%
Sovereign Bonds (U.S. Dollar-Denominated)—Other †				368,380	3.6%
Total Sovereign Bonds (Cost $479,974)				515,574	5.1%
Taxable Municipal Bonds
Illinois GO	5.100%	6/1/33	24,940	23,941	0.2%
Taxable Municipal Bonds—Other †				484,948	4.8%
Total Taxable Municipal Bonds (Cost $416,011)				508,889	5.0%

50

Long-Term Bond Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
3 Vanguard Market Liquidity Fund
(Cost $94,842)	0.538%	94,842,129	94,842	0.9%
Total Investments (Cost $8,966,057)			10,144,754	99.7%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			786
Receivables for Investment Securities Sold			137,771
Receivables for Accrued Income			102,296
Receivables for Capital Shares Issued			6,610
Other Assets			20
Total Other Assets			247,483	2.4%
Liabilities
Payables for Investment Securities Purchased			(146,018)
Payables for Capital Shares Redeemed			(65,231)
Payables for Distributions			(1,180)
Payables to Vanguard			(4,634)
Other Liabilities			(310)
Total Liabilities			(217,373)	(2.1%)
Net Assets			10,174,864	100.0%

At June 30, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				8,995,590
Undistributed Net Investment Income				6,684
Accumulated Net Realized Losses				(6,107)
Unrealized Appreciation (Depreciation)				1,178,697
Net Assets				10,174,864

Investor Shares—Net Assets
Applicable to 192,413,919 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,854,161
Net Asset Value Per Share—Investor Shares				$14.83

ETF Shares—Net Assets
Applicable to 23,700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,319,896
Net Asset Value Per Share—ETF Shares				$97.89

51

Long-Term Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 147,638,318 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,189,985
Net Asset Value Per Share—Institutional Shares	$14.83

Institutional Plus Shares—Net Assets
Applicable to 189,492,131 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,810,822
Net Asset Value Per Share—Institutional Plus Shares	$14.83

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $160,600,000, representing 1.6% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Interest[1]	185,709
Total Income	185,709
Expenses
The Vanguard Group—Note B
Investment Advisory Services	122
Management and Administrative—Investor Shares	1,708
Management and Administrative—ETF Shares	670
Management and Administrative—Institutional Shares	580
Management and Administrative—Institutional Plus Shares	453
Marketing and Distribution—Investor Shares	262
Marketing and Distribution—ETF Shares	76
Marketing and Distribution—Institutional Shares	24
Marketing and Distribution—Institutional Plus Shares	28
Custodian Fees	31
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—ETF Shares	29
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	4,014
Net Investment Income	181,695
Realized Net Gain (Loss) on Investment Securities Sold	31,732
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,070,412
Net Increase (Decrease) in Net Assets Resulting from Operations	1,283,839
1 Interest income from an affiliated company of the fund was $119,000.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	181,695	350,509
Realized Net Gain (Loss)	31,732	45,978
Change in Unrealized Appreciation (Depreciation)	1,070,412	(706,091)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,283,839	(309,604)
Distributions
Net Investment Income
Investor Shares	(49,373)	(100,352)
ETF Shares	(30,629)	(55,668)
Institutional Shares	(43,256)	(90,148)
Institutional Plus Shares	(51,744)	(104,350)
Realized Capital Gain[1]
Investor Shares	—	(6,417)
ETF Shares	—	(3,905)
Institutional Shares	—	(5,562)
Institutional Plus Shares	—	(6,633)
Total Distributions	(175,002)	(373,035)
Capital Share Transactions
Investor Shares	132,642	21,778
ETF Shares	390,460	732,728
Institutional Shares	(241,019)	59,656
Institutional Plus Shares	(31,783)	167,830
Net Increase (Decrease) from Capital Share Transactions	250,300	981,992
Total Increase (Decrease)	1,359,137	299,353
Net Assets
Beginning of Period	8,815,727	8,516,374
End of Period[2]	10,174,864	8,815,727

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $0 and $0 respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $6,684,000 and ($9,000).

See accompanying Notes, which are an integral part of the Financial Statements.

54

Long-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.20	$14.26	$12.41	$14.27	$13.91	$12.04
Investment Operations
Net Investment Income	. 265.546		.556	.557	.570	.587
Net Realized and Unrealized Gain (Loss)
on Investments	1.630	(1.025)	1.853	(1.837)	.591	1.991
Total from Investment Operations	1.895	(.479)	2.409	(1.280)	1.161	2.578
Distributions
Dividends from Net Investment Income	(. 265)	(. 546)	(. 556)	(. 557)	(. 570)	(. 587)
Distributions from Realized Capital Gains —		(. 035)	(. 003)	(. 023)	(. 231)	(.121)
Total Distributions	(. 265)	(. 581)	(. 559)	(. 580)	(. 801)	(.708)
Net Asset Value, End of Period	$14.83	$13.20	$14.26	$12.41	$14.27	$13.91

Total Return[1]	14.49%	-3.47%	19.72%	-9.13%	8.49%	22.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,854	$2,415	$2,594	$2,019	$2,904	$2,727
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.20%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	3.82%	3.95%	4.10%	4.21%	4.00%	4.62%
Portfolio Turnover Rate[2]	44%	42%	39%	50%	41%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Long-Term Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$86.80	$93.73	$81.45	$93.73	$91.40	$79.07
Investment Operations
Net Investment Income	1.745	3.565	3.639	3.813	3.790	3.904
Net Realized and Unrealized Gain (Loss)
on Investments	10.808	(6.700)	12.300	(12.129)	3.851	13.127
Total from Investment Operations	12.553	(3.135)	15.939	(8.316)	7.641	17.031
Distributions
Dividends from Net Investment Income	(1.463)	(3.565)	(3.639)	(3.813)	(3.790)	(3.904)
Distributions from Realized Capital Gains —		(.230)	(.020)	(.151)	(1.521)	(.797)
Total Distributions	(1.463)	(3.795)	(3.659)	(3.964)	(5.311)	(4.701)
Net Asset Value, End of Period	$97.89	$86.80	$93.73	$81.45	$93.73	$91.40

Total Return	14.60%	-3.45%	19.89%	-9.03%	8.49%	22.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,320	$1,693	$1,068	$489	$806	$512
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.90%	4.02%	4.20%	4.31%	4.10%	4.73%
Portfolio Turnover Rate[1]	44%	42%	39%	50%	41%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.20	$14.26	$12.41	$14.27	$13.91	$12.04
Investment Operations
Net Investment Income	. 272.560		.573	.574	.589	.606
Net Realized and Unrealized Gain (Loss)
on Investments	1.630	(1.025)	1.853	(1.837)	.591	1.991
Total from Investment Operations	1.902	(.465)	2.426	(1.263)	1.180	2.597
Distributions
Dividends from Net Investment Income	(. 272)	(. 560)	(. 573)	(. 574)	(. 589)	(. 606)
Distributions from Realized Capital Gains —		(. 035)	(. 003)	(. 023)	(. 231)	(.121)
Total Distributions	(. 272)	(. 595)	(. 576)	(. 597)	(. 820)	(.727)
Net Asset Value, End of Period	$14.83	$13.20	$14.26	$12.41	$14.27	$13.91

Total Return	14.55%	-3.37%	19.87%	-9.01%	8.63%	22.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,190	$2,174	$2,283	$1,784	$1,576	$1,174
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.92%	4.05%	4.23%	4.34%	4.13%	4.77%
Portfolio Turnover Rate[1]	44%	42%	39%	50%	41%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Long-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
Six Months						Oct. 6,
	Ended					2011[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.20	$14.26	$12.41	$14.27	$13.91	$13.69
Investment Operations
Net Investment Income	.. 274	..563	..576	..577	..592	..152
Net Realized and Unrealized Gain (Loss)
on Investments	1.630	(1.025)	1.853	(1.837)	..591	..341
Total from Investment Operations	1.904	(.462)	2.429	(1.260)	1.183	..493
Distributions
Dividends from Net Investment Income	(. 274)	(. 563)	(. 576)	(. 577)	(. 592)	(.152)
Distributions from Realized Capital Gains	—	(. 035)	(. 003)	(. 023)	(. 231)	(.121)
Total Distributions	(. 274)	(. 598)	(. 579)	(. 600)	(. 823)	(. 273)
Net Asset Value, End of Period	$14.83	$13.20	$14.26	$12.41	$14.27	$13.91

Total Return	14.56%	-3.35%	19.89%	-8.99%	8.65%	3.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,811	$2,533	$2,571	$1,444	$424	$440
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%	0.05%[2]
Ratio of Net Investment Income to
Average Net Assets	3.94%	4.07%	4.25%	4.36%	4.15%	4.79%[2]
Portfolio Turnover Rate [3]	44%	42%	39%	50%	41%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, ETF Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

59

Long-Term Bond Index Fund

Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $786,000, representing 0.01% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

60

Long-Term Bond Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,036,226	—
Corporate Bonds	—	4,989,223	—
Sovereign Bonds	—	515,574	—
Taxable Municipal Bonds	—	508,889	—
Temporary Cash Investments	94,842	—	—
Total	94,842	10,049,912	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

During the six months ended June 30, 2016, the fund realized $22,772,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $15,067,000 during the period from November 1, 2015, through December 31, 2015, which are deferred and will be treated as realized for tax purposes in fiscal 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016.

At June 30, 2016, the cost of investment securities for tax purposes was $8,966,057,000. Net unrealized appreciation of investment securities for tax purposes was $1,178,697,000, consisting of unrealized gains of $1,207,467,000 on securities that had risen in value since their purchase and $28,770,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2016, the fund purchased $1,004,005,000 of investment securities and sold $885,190,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,473,553,000 and $1,352,520,000, respectively. Total purchases and sales include $416,954,000 and $194,812,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

61

Long-Term Bond Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	368,628	26,372	583,049	41,650
Issued in Lieu of Cash Distributions	43,369	3,088	93,791	6,780
Redeemed	(279,355)	(20,088)	(655,062)	(47,308)
Net Increase (Decrease)—Investor Shares	132,642	9,372	21,778	1,122
ETF Shares
Issued	464,082	5,000	1,217,481	13,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(73,622)	(800)	(484,753)	(5,400)
Net Increase (Decrease)—ETF Shares	390,460	4,200	732,728	8,100
Institutional Shares
Issued	145,536	10,557	461,222	33,587
Issued in Lieu of Cash Distributions	41,834	2,983	92,903	6,719
Redeemed	(428,389)	(30,668)	(494,469)	(35,610)
Net Increase (Decrease)—Institutional Shares	(241,019)	(17,128)	59,656	4,696
Institutional Plus Shares
Issued	349,473	24,842	426,453	30,543
Issued in Lieu of Cash Distributions	51,715	3,681	107,570	7,786
Redeemed	(432,971)	(30,997)	(366,193)	(26,645)
Net Increase (Decrease)—Institutional Plus Shares	(31,783)	(2,474)	167,830	11,684

G. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

62

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

63

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,025.10	$0.81
ETF Shares	1,000.00	1,025.37	0.40
Admiral Shares	1,000.00	1,025.47	0.40
Institutional Shares	1,000.00	1,025.61	0.30
Institutional Plus Shares	1,000.00	1,025.71	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,068.39	$0.82
ETF Shares	1,000.00	1,069.31	0.41
Admiral Shares	1,000.00	1,068.77	0.41
Institutional Shares	1,000.00	1,068.91	0.31
Institutional Plus Shares	1,000.00	1,069.01	0.21
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,144.89	$0.85
ETF Shares	1,000.00	1,145.99	0.43
Institutional Shares	1,000.00	1,145.45	0.32
Institutional Plus Shares	1,000.00	1,145.56	0.21

64

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2015	6/30/2016	Period
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.07	$0.81
ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.47	0.40
Institutional Shares	1,000.00	1,024.57	0.30
Institutional Plus Shares	1,000.00	1,024.66	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.07	$0.81
ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.47	0.40
Institutional Shares	1,000.00	1,024.57	0.30
Institutional Plus Shares	1,000.00	1,024.66	0.20
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.07	$0.81
ETF Shares	1,000.00	1,024.47	0.40
Institutional Shares	1,000.00	1,024.57	0.30
Institutional Plus Shares	1,000.00	1,024.66	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.16% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.16% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.16% for Investor Shares, 0.08% for ETF Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

65

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

66

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

67

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.

Spliced Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.

Spliced Barclays U.S. Long Government/Credit Float Adjusted Index: Barclays U.S. Long Government/Credit Bond Index through December 31, 2009; Barclays U.S. Long Government/Credit Float Adjusted Index thereafter.

68

The Vanguard funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Barclays indexes to track general bond market performance. Barclays has not passed on the legality or suitability of the funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the funds is the licensing of the Barclays indexes, which are determined, composed, and calculated by Barclays without regard to Vanguard or the funds or any owners or purchasers of the funds. Barclays has no obligation to take the needs of Vanguard, the funds, or the owners of the funds into consideration in determining, composing, or calculating the Barclays indexes. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the funds.

Barclays shall have no liability to third parties for the quality, accuracy, and/or completeness of the indexes or any data included therein or for interruptions in the delivery of the indexes. Barclays makes no warranty, express or implied, as to results to be obtained by owners of the funds or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Barclays reserves the right to change the methods of calculation or publication, or to cease the calculation or publication of the Barclays U.S. 1–5 Year Government/ Credit Float Adjusted Index, Barclays U.S. 5–10 Year Government Credit Float Adjusted Index, and Barclays U.S. Long Government/Credit Float Adjusted Index, and Barclays shall not be liable for any miscalculation of or any incorrect, delayed, or interrupted publication with respect to any of the Barclays indexes. Barclays makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein. Barclays shall not be liable for any damages, including, without limitation, any indirect or consequential damages resulting from the use of the indexes or any data included therein.

69

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3142 082016

Semiannual Report | June 30, 2016

Vanguard Total Bond Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
About Your Fund’s Expenses.	30
Trustees Approve Advisory Arrangement.	32
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	1.90%	1.24%	4.23%	5.47%
ETF Shares	1.99
Market Price				5.51
Net Asset Value				5.52
Admiral™ Shares	1.99	1.29	4.23	5.52
Institutional Shares	2.00	1.30	4.23	5.53
Institutional Plus Shares	2.01	1.30	4.23	5.53
Institutional Select Shares (Inception: 6/24/2016)	—	0.03	0.54	0.57
Barclays U.S. Aggregate Float Adjusted Index				5.52
Core Bond Funds Average				5.05

Core Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Note: The Institutional Select Shares’ 30-day SEC yield is not reported until 30 days after the share class inception.

1

Chairman’s Letter

Dear Shareholder,

Bond yields, which looked set to continue rising after the Federal Reserve’s rate hike in December, instead moved lower over the half year ended June 30, 2016. The decline was more pronounced for intermediate- and long-term bonds, but short-term yields generally ended lower as well.

Because falling bond yields push prices higher, Vanguard Total Bond Market Index Fund returned 5.47% for the six months, with about three-quarters of that result attributable to an increase in the market value of its holdings. (All returns and yields cited in this letter are for the fund’s Investor Shares.) The fund’s performance was in line with the 5.52% return of its expense-free benchmark, the Barclays U.S. Aggregate Float Adjusted Index, which includes U.S. Treasury and agency bonds, government mortgage-backed securities, and investment-grade corporate bonds. The fund outpaced the 5.05% average return of its peer group.

On June 30, the portfolio’s 30-day SEC yield stood at 1.90%, down from 2.33% at the end of 2015. It’s important to note that as yields decline, the opportunity for returns to get a significant boost from price appreciation diminishes.

On a separate note, the Total Bond Market Index Fund’s Institutional Select share class was launched on June 24. With an expense ratio of 0.01%, the new share class is part of our ongoing efforts to reduce the cost of indexing.

2

Stocks waxed and waned through periods of turbulence

United Kingdom voters approved leaving the European Union toward the end of the half year. In reaction, global stock markets dropped sharply then rose. The markets already were jittery before the June 23 “Brexit” vote. But volatility spiked afterward, as investors digested the global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed. Worries about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned more than 5% for the half year as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility.

Market Barometer
			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

CPI
Consumer Price Index	1.91%	1.01%	1.32%

3

Early on in the new year, yields headed lower amid concerns about the pace of growth in China, the impact of a continuing slide in commodity prices on the outlook for inflation, and volatility in the stock market. Toward the end of the period, the Brexit vote triggered further uncertainty. And the Fed’s dampening of expectations for further rate hikes in the near term, as well as the exceptionally low or negative yields available abroad, added to the allure of U.S. debt.

The Fed has held its target for short-term interest rates steady since raising it by a quarter of a percentage point in December. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Longer-dated bonds were the top performers

The U.S. Treasury yield curve flattened over the six months. For example, the 2-year Treasury yield slid 49 basis points to 0.58%, and the 10-year Treasury yield fell 83 basis points to 1.47%, a level not seen since 2012. That translated into greater price increases for Treasuries further out on the maturity spectrum. Short- and intermediate-term Treasuries saw some price appreciation but returned

Expense Ratios
Your Fund Compared With Its Peer Group
						Institutional	Peer
	Investor	ETF	Admiral	Institutional	Institutional	Select	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total Bond Market
Index Fund	0.16%	0.06%	0.06%	0.05%	0.04%	0.01%	0.80%

The fund expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the fund’s annualized expense ratios were 0.16% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (since inception). The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Core Bond Funds Average.

4

less than 4% over the six months. Long-term Treasuries, however, returned more than 15%, with the bulk of that coming from a rise in prices. Treasuries make up the largest slice of the Total Bond Market Index Fund, accounting for roughly 40% of its assets.

Government mortgage-backed securities, representing about one-fifth of the fund’s assets, didn’t fare as well. Their return of just under 3% may have been due in part to the fact that there aren’t nearly as many long-dated maturities in this segment. Concerns about prepayment risk may have played a role as well, given that interest rates were falling.

Investment-grade corporate bonds, which constituted more than one-quarter of fund assets, returned close to 8%. The average spread in their yields versus those of Treasuries widened and then narrowed to finish the period a little tighter than where it began. (The narrowing spread indicated that investors were becoming more comfortable with this category of bonds.) Utilities and industrials outperformed. Although many companies in the energy and metals and mining segments had been hard hit by the drop in commodity prices since 2014, demand for their bonds has picked up as prices started moving in the other direction in February. The financial sector, on the other hand, returned less than 5%. In particular, bonds issued by banks were out of favor given that lower interest rates tend to weigh on profitability.

In terms of quality, lower-rated investment-grade bonds did better than their higher-rated counterparts. And by maturity, longer-term bonds again outperformed.

Although it’s important to keep an eye on how your investments are performing, it’s also good not to lose sight of why they are in your portfolio. Returns from bonds may not be as strong going forward as we have become accustomed to in recent decades, but we believe they will continue to fulfill an important role as a diversifier for equities and other riskier assets you may hold.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

5

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2016

6

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market Index Fund
Investor Shares	$10.64	$11.09	$0.129	$0.000
ETF Shares	80.58	84.16	0.846	0.000
Admiral Shares	10.64	11.09	0.135	0.000
Institutional Shares	10.64	11.09	0.135	0.000
Institutional Plus Shares	10.64	11.09	0.136	0.000
Institutional Select Shares (Inception: 6/24/2016)	11.03	11.09	0.003	0.000

7

Total Bond Market Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
						Institutional
	Investor		Admiral	Institutional	Institutional	Select
	Shares	ETF Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBMFX	BND	VBTLX	VBTIX	VBMPX	VTBSX
Expense Ratio[1]	0.16%	0.06%	0.06%	0.05%	0.04%	0.01%
30-Day SEC Yield	1.90%	1.99%	1.99%	2.00%	2.01%	—

Financial Attributes

		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	8,225	9,796
Yield to Maturity
(before expenses)	1.9%	1.9%
Average Coupon	3.2%	3.1%
Average Duration	5.8 years	5.8 years
Average Effective
Maturity	8.0 years	8.0 years
Short-Term
Reserves	3.0%	—

Sector Diversification (% of portfolio)
Asset-Backed		0.6%
Commercial Mortgage-Backed		2.0
Finance		8.6
Foreign		6.1
Government Mortgage-Backed		19.6
Industrial		17.2
Treasury/Agency		42.9
Utilities		2.2
Other		0.8

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
Barclays
Aggregate
Float Adj
Index
R-Squared	0.99
Beta	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Credit Quality (% of portfolio)

U.S. Government	62.6%
Aaa	6.0
Aa	4.2
A	12.4
Baa	14.8

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.8%
1 - 3 Years	22.3
3 - 5 Years	30.0
5 - 10 Years	28.7
10 - 20 Years	3.9
20 - 30 Years	12.8
Over 30 Years	0.5

1 The expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.16% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (since inception).

Note: The Institutional Select Shares’ 30-day SEC yield is not reported until 30 days after the share class inception.

8

Total Bond Market Index Fund

9

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016
				Spliced
				Barclays
				Aggregate
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	4.97%	-0.70%	4.27%	4.33%
2007	5.22	1.70	6.92	6.97
2008	4.85	0.20	5.05	5.24
2009	4.26	1.67	5.93	5.93
2010	3.55	2.87	6.42	6.58
2011	3.30	4.26	7.56	7.92
2012	2.63	1.42	4.05	4.32
2013	2.29	-4.55	-2.26	-1.97
2014	2.55	3.21	5.76	5.85
2015	2.32	-2.02	0.30	0.44
2016	1.24	4.23	5.47	5.52
For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

See Financial Highlights for dividend and capital gains information.

10

Total Bond Market Index Fund

Average Annual Total Returns: Periods Ended June 30, 2016

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	12/11/1986	6.02%	3.61%	3.48%	1.53%	5.01%
ETF Shares	4/3/2007
Market Price		6.42	3.74			4.81[1]
Net Asset Value		6.17	3.72			4.80[1]
Admiral Shares	11/12/2001	6.12	3.73	3.59	1.53	5.12
Institutional Shares	9/18/1995	6.13	3.74	3.62	1.53	5.15
Institutional Plus Shares	9/18/1995	6.14	3.76	3.63	1.53	5.16
Institutional Select Shares	6/24/2016	—	—	0.03[1]	0.54[1]	0.57[1]

1 Return since inception.

The creation of the Institutional Plus Shares occurred on February 5, 2010, when Vanguard Total Bond Market Index Fund acquired the net assets of Vanguard Institutional Total Bond Market Index Fund. The returns and other data shown in the table above reflect a blend of historical performance of the fund’s Institutional Shares prior to February 5, 2010, and of the Institutional Plus Shares from then on.

11

Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	2.125%	5/15/25	914,252	965,962	0.6%
United States Treasury Note/Bond	2.250%	11/15/25	750,907	801,473	0.5%
United States Treasury Note/Bond	3.625%	8/15/19	735,167	800,876	0.5%
United States Treasury Note/Bond	1.000%	9/15/18	786,785	793,174	0.5%
United States Treasury Note/Bond	2.625%	11/15/20	725,899	777,844	0.5%
United States Treasury Note/Bond	1.000%	3/15/19	735,920	742,242	0.4%
United States Treasury Note/Bond	1.250%	3/31/21	725,623	734,243	0.4%
United States Treasury Note/Bond	2.500%	5/15/24	657,918	714,769	0.4%
United States Treasury Note/Bond	1.750%	5/15/23	685,448	707,300	0.4%
United States Treasury Note/Bond	4.750%	8/15/17	641,705	671,788	0.4%
United States Treasury Note/Bond	2.000%	8/15/25	638,325	667,547	0.4%
United States Treasury Note/Bond	3.500%	5/15/20	601,005	660,637	0.4%
United States Treasury Note/Bond	0.875%	1/31/18	657,510	660,594	0.4%
United States Treasury Note/Bond	1.000%	5/31/18	652,760	657,858	0.4%
United States Treasury Note/Bond	1.625%	5/15/26	644,906	653,167	0.4%
United States Treasury Note/Bond	3.000%	5/15/45	563,469	648,164	0.4%
United States Treasury Note/Bond	2.250%	11/15/24	600,474	640,724	0.4%
United States Treasury Note/Bond	3.375%	11/15/19	578,485	628,651	0.4%
United States Treasury Note/Bond	0.750%	2/15/19	626,537	627,809	0.4%
United States Treasury Note/Bond	3.125%	5/15/19	576,534	616,349	0.4%
United States Treasury Note/Bond	0.875%	11/15/17	604,081	606,630	0.3%
United States Treasury Note/Bond	2.750%	11/15/42	546,619	601,795	0.3%
United States Treasury Note/Bond	1.500%	8/31/18	578,775	589,806	0.3%
United States Treasury Note/Bond	2.375%	6/30/18	554,504	574,000	0.3%
United States Treasury Note/Bond	2.500%	8/15/23	526,785	570,740	0.3%
United States Treasury Note/Bond	0.875%	5/15/19	567,645	570,392	0.3%
United States Treasury Note/Bond	1.750%	2/28/22	548,357	566,864	0.3%
United States Treasury Note/Bond	1.250%	1/31/20	556,865	565,045	0.3%
United States Treasury Note/Bond	0.875%	10/15/17	551,460	553,699	0.3%
United States Treasury Note/Bond	1.000%	3/15/18	542,008	545,736	0.3%

12

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	3.625%	2/15/20	477,635	525,695	0.3%
	United States Treasury Note/Bond	1.500%	10/31/19	505,710	517,564	0.3%
	United States Treasury Note/Bond	3.625%	2/15/44	401,117	517,377	0.3%
	United States Treasury Note/Bond	1.500%	11/30/19	503,150	514,944	0.3%
	United States Treasury Note/Bond	1.625%	2/15/26	507,239	513,184	0.3%
	United States Treasury Note/Bond	2.750%	2/15/24	459,279	507,145	0.3%
	United States Treasury Note/Bond	2.750%	8/15/42	456,815	503,712	0.3%
	United States Treasury Note/Bond	1.125%	6/30/21	499,544	502,276	0.3%
	United States Treasury Note/Bond	2.375%	8/15/24	455,390	490,328	0.3%
	United States Treasury Note/Bond	2.875%	5/15/43	430,940	484,807	0.3%
	United States Treasury Note/Bond	1.375%	5/31/21	475,925	484,549	0.3%
	United States Treasury Note/Bond	1.000%	9/15/17	473,982	476,499	0.3%
	United States Treasury Note/Bond	0.625%	11/30/17	474,865	475,235	0.3%
	United States Treasury Note/Bond	2.500%	2/15/46	455,473	474,689	0.3%
	United States Treasury Note/Bond	1.375%	1/31/21	459,027	467,202	0.3%
	United States Treasury Note/Bond	2.750%	11/15/23	419,162	462,126	0.3%
	United States Treasury Note/Bond	1.500%	3/31/23	448,350	454,865	0.3%
	United States Treasury Note/Bond	1.250%	11/15/18	447,557	453,921	0.3%
	United States Treasury Note/Bond	2.000%	2/28/21	426,858	446,600	0.3%
	United States Treasury
	Note/Bond	0.625%–9.125%	5/15/17–5/15/46	35,648,626	38,730,901	23.0%
					67,919,497	40.3%
Agency Bonds and Notes
1	Federal Home Loan
	Mortgage Corp.	0.000%–6.750%	7/14/17–7/15/32	1,093,944	1,164,226	0.7%
[1,2]	Federal National
	Mortgage Assn.	0.000%–7.250%	8/28/17–7/15/37	1,544,621	1,627,970	1.0%
	Agency Bonds and Notes—Other †				1,209,647	0.7%
					4,001,843	2.4%
Conventional Mortgage-Backed Securities
[1,2,3] Fannie Mae Pool	2.000%–10.000%		7/1/16–7/1/46	13,327,311	14,248,061	8.5%
[1,2,3] Freddie Mac Gold Pool	2.000%–10.000%		7/1/16–7/1/46	8,378,654	8,925,178	5.3%
[1,2]	Freddie Mac Non
	Gold Pool	8.000%–9.500%	6/1/18–3/1/20	4	4	0.0%
[2,3]	Ginnie Mae I Pool	3.000%–10.500%	8/15/16–7/1/46	1,807,557	1,971,888	1.2%
[2,3]	Ginnie Mae II Pool	3.500%	7/1/46	1,461,725	1,551,256	0.9%
[2,3]	Ginnie Mae II Pool	2.500%–8.500%	4/20/18–8/1/46	6,477,433	6,923,378	4.1%
					33,619,765	20.0%
Nonconventional Mortgage-Backed Securities
[1,2,4] Fannie Mae Pool	1.956%–6.004%		11/1/32–12/1/43	239,951	251,779	0.2%
[1,2,4] Freddie Mac Non Gold Pool	1.735%–6.260%		4/1/33–11/1/43	69,777	73,374	0.0%
[2,4]	Ginnie Mae II Pool	1.750%–4.000%	6/20/29–1/20/44	75,552	78,646	0.0%
					403,799	0.2%
Total U.S. Government and Agency Obligations (Cost $101,672,433)					105,944,904	62.9%
[5]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,436,927) †					4,596,526	2.7%
Corporate Bonds
Finance
5	Banking †				10,068,720	6.0%
5	Brokerage †				389,136	0.2%
5	Finance Companies †				446,073	0.3%
	Insurance †				2,260,808	1.3%

13

Total Bond Market Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Other Finance †			861	0.0%
Real Estate Investment Trusts †			1,113,433	0.7%
			14,279,031	8.5%
Industrial
Basic Industry †			1,610,933	1.0%
5 Capital Goods †			2,409,710	1.4%
5 Communication †			4,414,510	2.6%
5 Consumer Cyclical †			3,595,611	2.1%
5 Consumer Noncyclical †			7,379,611	4.4%
5 Energy †			4,443,349	2.7%
Other Industrial †			144,527	0.1%
5 Technology †			3,430,836	2.0%
5 Transportation †			1,145,317	0.7%
			28,574,404	17.0%
Utilities
5 Electric †			3,440,532	2.1%
Natural Gas †			233,055	0.1%
Other Utility †			36,124	0.0%
			3,709,711	2.2%
Total Corporate Bonds (Cost $44,051,831)			46,563,146	27.7%
[5]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $8,334,585) †			8,638,349	5.1%
Taxable Municipal Bonds (Cost $1,378,969) †			1,647,151	1.0%

	Coupon	Shares
Temporary Cash Investment
Money Market Fund
6 Vanguard Market Liquidity Fund
(Cost $5,235,567)	0.538%	5,235,566,569	5,235,567	3.1%
Total Investments (Cost $165,110,312)			172,625,643	102.5%

14

Total Bond Market Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	13,355
Receivables for Investment Securities Sold	1,509,925
Receivables for Accrued Income	1,030,465
Receivables for Capital Shares Issued	263,203
Other Assets	500
Total Other Assets	2,817,448	1.7%
Liabilities
Payables for Investment Securities Purchased	(6,300,708)
Payables for Capital Shares Redeemed	(600,986)
Payables for Distributions	(19,820)
Payables to Vanguard	(76,324)
Other Liabilities	(39,424)
Total Liabilities	(7,037,262)	(4.2%)
Net Assets	168,405,829	100.0%

At June 30, 2016, net assets consisted of:
		Amount
		($000)
Paid-in Capital		160,893,806
Undistributed Net Investment Income		53,487
Accumulated Net Realized Losses		(56,795)
Unrealized Appreciation (Depreciation)		7,515,331
Net Assets		168,405,829

Investor Shares—Net Assets
Applicable to 597,919,596 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,631,072
Net Asset Value Per Share—Investor Shares		$11.09

ETF Shares—Net Assets
Applicable to 375,523,018 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		31,604,441
Net Asset Value Per Share—ETF Shares		$84.16

Admiral Shares—Net Assets
Applicable to 6,272,179,583 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		69,560,711
Net Asset Value Per Share—Admiral Shares		$11.09

15

Total Bond Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 3,026,046,562 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	33,560,091
Net Asset Value Per Share—Institutional Shares	$11.09

Institutional Plus Shares—Net Assets
Applicable to 2,287,292,375 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	25,366,147
Net Asset Value Per Share—Institutional Plus Shares	$11.09

Institutional Select Shares—Net Assets
Applicable to 151,787,334 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,683,367
Net Asset Value Per Share—Institutional Select Shares	$11.09

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2016.
4 Adjustable-rate security.
5 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $1,564,632,000, representing 0.9% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Interest[1]	1,993,988
Total Income	1,993,988
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,070
Management and Administrative—Investor Shares	4,245
Management and Administrative—ETF Shares	6,852
Management and Administrative—Admiral Shares	14,837
Management and Administrative—Institutional Shares	6,641
Management and Administrative—Institutional Plus Shares	4,298
Management and Administrative—Institutional Select Shares	2
Marketing and Distribution—Investor Shares	747
Marketing and Distribution—ETF Shares	1,070
Marketing and Distribution—Admiral Shares	3,092
Marketing and Distribution—Institutional Shares	414
Marketing and Distribution—Institutional Plus Shares	222
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	717
Shareholders’ Reports—Investor Shares	102
Shareholders’ Reports—ETF Shares	258
Shareholders’ Reports—Admiral Shares	223
Shareholders’ Reports—Institutional Shares	138
Shareholders’ Reports—Institutional Plus Shares	125
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	49
Total Expenses	46,102
Net Investment Income	1,947,886
Realized Net Gain (Loss) on Investment Securities Sold	11,263
Change in Unrealized Appreciation (Depreciation) of Investment Securities	6,524,362
Net Increase (Decrease) in Net Assets Resulting from Operations	8,483,511
1 Interest income from an affiliated company of the fund was $9,939,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,947,886	3,521,850
Realized Net Gain (Loss)	11,263	328,866
Change in Unrealized Appreciation (Depreciation)	6,524,362	(3,394,903)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,483,511	455,813
Distributions
Net Investment Income
Investor Shares	(78,793)	(160,489)
ETF Shares	(299,559)	(654,327)
Admiral Shares	(801,626)	(1,433,427)
Institutional Shares	(387,636)	(701,366)
Institutional Plus Shares	(320,466)	(578,189)
Institutional Select Shares	(371)	—
Realized Capital Gain[1]
Investor Shares	—	(6,430)
ETF Shares	—	(26,052)
Admiral Shares	—	(57,022)
Institutional Shares	—	(27,582)
Institutional Plus Shares	—	(22,855)
Institutional Select Shares	—	—
Total Distributions	(1,888,451)	(3,667,739)
Capital Share Transactions
Investor Shares	(76,691)	(489,056)
ETF Shares	3,049,537	1,833,104
Admiral Shares	6,093,141	7,902,135
Institutional Shares	3,171,470	2,623,890
Institutional Plus Shares	14,474	2,547,427
Institutional Select Shares	1,680,603	—
Net Increase (Decrease) from Capital Share Transactions	13,932,534	14,417,500
Total Increase (Decrease)	20,527,594	11,205,574
Net Assets
Beginning of Period	147,878,235	136,672,661
End of Period[2]	168,405,829	147,878,235

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $0 and $19,617,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $53,487,000 and ($5,948,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.64	$10.87	$10.56	$11.09	$11.00	$10.60
Investment Operations
Net Investment Income	.129	.253	.264	.256	.285	.337
Net Realized and Unrealized Gain (Loss)
on Investments	.450	(.219)	.339	(.504)	.156	.451
Total from Investment Operations	.579	.034	.603	(.248)	.441	.788
Distributions
Dividends from Net Investment Income	(.129)	(. 254)	(. 264)	(. 256)	(. 285)	(. 337)
Distributions from Realized Capital Gains	—	(. 010)	(. 029)	(. 026)	(. 066)	(. 051)
Total Distributions	(.129)	(. 264)	(. 293)	(. 282)	(. 351)	(. 388)
Net Asset Value, End of Period	$11.09	$10.64	$10.87	$10.56	$11.09	$11.00

Total Return[1]	5.47%	0.30%	5.76%	-2.26%	4.05%	7.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,631	$6,434	$7,076	$7,939	$11,794	$12,584
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.20%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.36%	2.34%	2.44%	2.37%	2.55%	3.12%
Portfolio Turnover Rate[2,3]	59%	84%	72%	73%	80%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes 21%, 45%, 38%, 45%, 49%, and 34% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$80.58	$82.33	$79.91	$83.92	$83.31	$80.21
Investment Operations
Net Investment Income	1.011	2.000	2.073	2.031	2.222	2.598
Net Realized and Unrealized Gain (Loss)
on Investments	3.415	(1.671)	2.641	(3.812)	1.111	3.487
Total from Investment Operations	4.426	.329	4.714	(1.781)	3.333	6.085
Distributions
Dividends from Net Investment Income	(.846)	(2.001)	(2.073)	(2.031)	(2.222)	(2.598)
Distributions from Realized Capital Gains —		(. 078)	(. 221)	(.198)	(. 501)	(. 387)
Total Distributions	(.846)	(2.079)	(2.294)	(2.229)	(2.723)	(2.985)
Net Asset Value, End of Period	$84.16	$80.58	$82.33	$79.91	$83.92	$83.31

Total Return	5.52%	0.39%	5.96%	-2.14%	4.04%	7.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,604	$27,279	$26,041	$17,637	$17,968	$14,596
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.46%	2.44%	2.57%	2.49%	2.65%	3.24%
Portfolio Turnover Rate[1,2]	59%	84%	72%	73%	80%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes 21%, 45%, 38%, 45%, 49%, and 34% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.64	$10.87	$10.56	$11.09	$11.00	$10.60
Investment Operations
Net Investment Income	.135	.263	.278	.269	.296	.350
Net Realized and Unrealized Gain (Loss)
on Investments	.450	(.219)	.339	(.504)	.156	.451
Total from Investment Operations	.585	.044	.617	(.235)	.452	.801
Distributions
Dividends from Net Investment Income	(.135)	(. 264)	(. 278)	(. 269)	(. 296)	(. 350)
Distributions from Realized Capital Gains —		(. 010)	(. 029)	(. 026)	(. 066)	(. 051)
Total Distributions	(.135)	(. 274)	(. 307)	(. 295)	(. 362)	(. 401)
Net Asset Value, End of Period	$11.09	$10.64	$10.87	$10.56	$11.09	$11.00

Total Return[1]	5.52%	0.40%	5.89%	-2.15%	4.15%	7.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,561	$60,783	$54,198	$33,450	$35,533	$31,366
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.46%	2.44%	2.57%	2.49%	2.65%	3.24%
Portfolio Turnover Rate[2,3]	59%	84%	72%	73%	80%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes 21%, 45%, 38%, 45%, 49%, and 34% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.64	$10.87	$10.56	$11.09	$11.00	$10.60
Investment Operations
Net Investment Income	.135	.265	.279	.270	.299	.353
Net Realized and Unrealized Gain (Loss)
on Investments	.450	(.219)	.339	(.504)	.156	.451
Total from Investment Operations	.585	.046	.618	(.234)	.455	.804
Distributions
Dividends from Net Investment Income	(.135)	(. 266)	(. 279)	(. 270)	(. 299)	(. 353)
Distributions from Realized Capital Gains —		(. 010)	(. 029)	(. 026)	(. 066)	(. 051)
Total Distributions	(.135)	(. 276)	(. 308)	(. 296)	(. 365)	(. 404)
Net Asset Value, End of Period	$11.09	$10.64	$10.87	$10.56	$11.09	$11.00

Total Return	5.53%	0.41%	5.91%	-2.14%	4.18%	7.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,560	$29,095	$27,103	$20,206	$22,494	$22,812
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.47%	2.45%	2.58%	2.50%	2.68%	3.27%
Portfolio Turnover Rate[1,2]	59%	84%	72%	73%	80%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes 21%, 45%, 38%, 45%, 49%, and 34% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.64	$10.87	$10.56	$11.09	$11.00	$10.60
Investment Operations
Net Investment Income	.136	.266	.280	.272	.301	.355
Net Realized and Unrealized Gain (Loss)
on Investments	.450	(.219)	.339	(.504)	.156	.451
Total from Investment Operations	.586	.047	.619	(.232)	.457	.806
Distributions
Dividends from Net Investment Income	(.136)	(. 267)	(. 280)	(. 272)	(. 301)	(. 355)
Distributions from Realized Capital Gains —		(. 010)	(. 029)	(. 026)	(. 066)	(. 051)
Total Distributions	(.136)	(. 277)	(. 309)	(. 298)	(. 367)	(. 406)
Net Asset Value, End of Period	$11.09	$10.64	$10.87	$10.56	$11.09	$11.00

Total Return	5.53%	0.42%	5.92%	-2.12%	4.20%	7.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,366	$24,287	$22,254	$18,607	$16,294	$9,486
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.48%	2.46%	2.59%	2.52%	2.70%	3.29%
Portfolio Turnover Rate[1,2]	59%	84%	72%	73%	80%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes 21%, 45%, 38%, 45%, 49%, and 34% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Bond Market Index Fund

Financial Highlights

Institutional Select Shares
June 24, 2016[1] to
For a Share Outstanding Throughout the Period	June 30, 2016
Net Asset Value, Beginning of Period	$11.03
Investment Operations
Net Investment Income	..003
Net Realized and Unrealized Gain (Loss) on Investments	..060
Total from Investment Operations	..063
Distributions
Dividends from Net Investment Income	(.003)
Distributions from Realized Capital Gains	—
Total Distributions	(.003)
Net Asset Value, End of Period	$11.09

Total Return	0.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,683
Ratio of Total Expenses to Average Net Assets	0.01%
Ratio of Net Investment Income to Average Net Assets	2.51%
Portfolio Turnover Rate[2,3]	59%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes 21% attributable to mortgage-dollar-roll activity.
4 Reflects the fund’s portfolio turnover for the six months ended June 30, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Select Shares were issued on June 24, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2016, counterparties had deposited in segregated accounts securities and cash with a value of $9,309,000 in connection with TBA transactions.

25

Total Bond Market Index Fund

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

26

Total Bond Market Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $13,355,000, representing 0.01% of the fund’s net assets and 5.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	105,944,902	2
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,592,343	4,183
Corporate Bonds	—	46,563,146	—
Sovereign Bonds	—	8,638,349	—
Taxable Municipal Bonds	—	1,647,151	—
Temporary Cash Investments	5,235,567	—	—
Total	5,235,567	167,385,891	4,185

27

Total Bond Market Index Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

During the six months ended June 30, 2016, the fund realized $14,553,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $53,505,000 during the period from November 1, 2015, through December 31, 2015, which are deferred and will be treated as realized for tax purposes in fiscal 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016.

At June 30, 2016, the cost of investment securities for tax purposes was $165,110,312,000. Net unrealized appreciation of investment securities for tax purposes was $7,515,331,000, consisting of unrealized gains of $7,648,703,000 on securities that had risen in value since their purchase and $133,372,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2016, the fund purchased $11,827,040,000 of investment securities and sold $5,877,671,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $49,337,403,000 and $40,853,640,000, respectively. Total purchases and sales include $2,700,580,000 and $342,914,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	901,271	83,017	1,525,352	140,333
Issued in Lieu of Cash Distributions	75,573	6,935	160,388	14,818
Redeemed	(1,053,535)	(96,724)	(2,174,796)	(201,332)
Net Increase (Decrease)—Investor Shares	(76,691)	(6,772)	(489,056)	(46,181)
ETF Shares
Issued	3,489,799	42,400	6,868,533	83,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(440,262)	(5,400)	(5,035,429)	(61,100)
Net Increase (Decrease)—ETF Shares	3,049,537	37,000	1,833,104	22,200

28

Total Bond Market Index Fund

	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	10,369,248	953,905	16,949,183	1,564,126
Issued in Lieu of Cash Distributions	721,027	66,146	1,345,060	124,352
Redeemed	(4,997,134)	(460,273)	(10,392,108)	(961,534)
Net Increase (Decrease)—Admiral Shares	6,093,141	559,778	7,902,135	726,944
Institutional Shares
Issued	5,796,789	532,842	8,909,456	822,954
Issued in Lieu of Cash Distributions	364,813	33,466	686,159	63,425
Redeemed	(2,990,132)	(274,629)	(6,971,725)	(645,028)
Net Increase (Decrease)—Institutional Shares	3,171,470	291,679	2,623,890	241,351
Institutional Plus Shares
Issued	3,039,661	279,246	5,012,396	463,375
Issued in Lieu of Cash Distributions	310,514	28,490	584,138	53,999
Redeemed	(3,335,701)	(302,958)	(3,049,107)	(281,932)
Net Increase (Decrease)—Institutional Plus Shares	14,474	4,778	2,547,427	235,442
Institutional Select Shares[1]
Issued	1,682,354	151,945	—	—
Issued in Lieu of Cash Distributions	371	33	—	—
Redeemed	(2,122)	(191)	—	—
Net Increase (Decrease)—Institutional Select Shares	1,680,603	151,787	—	—
1 Inception was June 24, 2016, for Institutional Select Shares.

G. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market Index Fund	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,054.71	$0.82
ETF Shares	1,000.00	1,055.23	0.31
Admiral Shares	1,000.00	1,055.23	0.31
Institutional Shares	1,000.00	1,055.28	0.26
Institutional Plus Shares	1,000.00	1,055.33	0.20
Institutional Select Shares	1,000.00	1,005.71	0.00
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.07	$0.81
ETF Shares	1,000.00	1,024.57	0.30
Admiral Shares	1,000.00	1,024.57	0.30
Institutional Shares	1,000.00	1,024.61	0.25
Institutional Plus Shares	1,000.00	1,024.66	0.20
Institutional Select Shares	1,000.00	1,000.95	0.00

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (since inception). The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366 for Investor, ETF, Admiral, Institutional, and Institutional Plus Shares and 7/366 for Institutional Select Shares).

31

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found on the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

33

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.

34

Vanguard Total Bond Market Index Fund is not sponsored, endorsed, issued, sold, or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the Barclays index to track general bond market performance. Barclays has not passed on the legality or suitability of the fund with respect to any person or entity. Barclays’ only relationship to Vanguard and the fund is the licensing of the Barclays index, which is determined, composed, and calculated by Barclays without regard to Vanguard or the fund or any owners or purchasers of the fund. Barclays has no obligation to take the needs of Vanguard, the fund, or the owners of the fund into consideration in determining, composing, or calculating the Barclays index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the fund.

Barclays shall have no liability to third parties for the quality, accuracy, and/or completeness of the index or any data included therein or for interruptions in the delivery of the index. Barclays makes no warranty, express or implied, as to results to be obtained by owners of the fund or any other person or entity from the use of the index or any data included therein in connection with the rights licensed hereunder or for any other use. Barclays reserves the right to change the methods of calculation or publication, or to cease the calculation or publication of the Barclays U.S. Aggregate Float Adjusted Index, and Barclays shall not be liable for any miscalculation of or any incorrect, delayed, or interrupted publication with respect to the index. Barclays makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the index or any data included therein. Barclays shall not be liable for any damages, including, without limitation, any indirect or consequential damages resulting from the use of the index or any data included therein.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q842 082016

Semiannual Report | June 30, 2016

Vanguard Total Bond Market II Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	152
Trustees Approve Advisory Arrangement.	154
Glossary.	155

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total Bond Market II Index Fund
Investor Shares	1.94%	1.24%	4.25%	5.49%
Institutional Shares	2.01	1.28	4.25	5.53
Barclays U.S. Aggregate Float Adjusted Index				5.52
Core Bond Funds Average				5.05
Core Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are designed for eligible institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market II Index Fund
Investor Shares	$10.60	$11.05	$0.129	$0.000
Institutional Shares	10.60	11.05	0.133	0.000

Chairman’s Letter

Dear Shareholder,

Bond yields, which looked set to continue rising after the Federal Reserve’s rate hike in December, instead moved lower over the half year ended June 30, 2016. The decline was more pronounced for intermediate- and long-term bonds, but short-term yields generally ended lower as well.

Because falling bond yields push prices higher, Vanguard Total Bond Market II Index Fund returned 5.49% for the six months, with about three-quarters of that result attributable to an increase in the market value of its holdings. (All returns and yields cited in this letter are for the fund’s Investor Shares.) The fund’s performance was in line with the 5.52% return of its expense-free benchmark, the Barclays U.S. Aggregate Float Adjusted Index, which includes U.S. Treasury and agency bonds, government mortgage-backed securities, and investment-grade corporate bonds. The fund outpaced the 5.05% average return of its peer group.

On June 30, the portfolio’s 30-day SEC yield stood at 1.94%, down from 2.36% at the end of 2015. It’s important to note that as yields decline, the opportunity for returns getting a significant boost from price appreciation diminishes.

Stocks waxed and waned through periods of turbulence

United Kingdom voters approved leaving the European Union toward the end of the half year. In reaction, global stock markets dropped sharply then rose. The markets already were jittery before the June 23 “Brexit” vote. But volatility spiked afterward, as investors digested the global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed. Worries about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the Brexit referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned more than 5% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility.

Market Barometer
			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

CPI
Consumer Price Index	1.91%	1.01%	1.32%

Early on in the new year, yields headed lower amid concerns about the pace of growth in China, the impact of a continuing slide in commodity prices on the outlook for inflation, and volatility in the stock market. Toward the end of the period, the Brexit vote triggered further uncertainty. And the Fed’s dampening of expectations for further rate hikes in the near term, as well as the exceptionally low or negative yields available abroad, added to the allure of U.S. debt.

The Fed has held its target for short-term interest rates steady since raising it a quarter of a percentage point in December. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Longer-dated bonds were the top performers

The U.S. Treasury yield curve flattened over the six months. For example, the 2-year Treasury yield slid 49 basis points to 0.58%, and the 10-year Treasury yield fell 83 basis points to 1.47%, a level not seen since 2012. That translated into greater price increases for Treasuries further out on the maturity spectrum. Short- and intermediate-term Treasuries saw some price appreciation but returned

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Total Bond Market II Index Fund	0.09%	0.02%	0.80%

The fund expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the fund’s annualized expense ratios were 0.09% for Investor Shares and 0.02% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Core Bond Funds Average.

less than 4% over the six months. Long-term Treasuries, however, returned more than 15%, with the bulk of that coming from a rise in prices. Treasuries make up the largest slice of the Total Bond Market II Index Fund, accounting for roughly 40% of its assets.

Government mortgage-backed securities, representing about one-fifth of the fund’s assets, didn’t fare as well. Their return of just under 3% may have been due in part to the fact that there aren’t nearly as many long-dated maturities in this segment. Concerns about prepayment risk may have played a role as well, given that interest rates were falling.

Investment-grade corporate bonds, which constituted more than one-quarter of fund assets, returned close to 8%. The average spread in their yields versus those of Treasuries widened and then narrowed to finish the period a little tighter than where it began. (The narrowing spread indicated that investors were becoming more comfortable with this category of bonds.) Utilities and industrials outperformed. Although many companies in the energy and metals and mining segments had been hard hit by the drop in commodity prices since 2014, demand for their bonds has picked up as prices started moving in the other direction in February. The financial sector, on the other hand, returned less than 5%. In particular, bonds issued by banks were out of favor given that lower interest rates tend to weigh on profitability.

In terms of quality, lower-rated investment-grade bonds did better than their higher-rated counterparts. And by maturity, longer-term bonds again outperformed.

Although it’s important to keep an eye on how your investments are performing, it’s also good not to lose sight of why they are in your portfolio. Returns from bonds may not be as strong going forward as we have become accustomed to in recent decades, but we believe they will continue to fulfill an important role as a diversifier for equities and other riskier assets you may hold.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

F. William McNabb III
Chairman and Chief Executive Officer
July 20, 2016

Total Bond Market II Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics

	Investor	Institutional
	Shares	Shares
Ticker Symbol	VTBIX	VTBNX
Expense Ratio[1]	0.09%	0.02%
30-Day SEC Yield	1.94%	2.01%

Financial Attributes

		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	7,494	9,796
Yield to Maturity
(before expenses)	1.9%	1.9%
Average Coupon	3.0%	3.1%
Average Duration	5.8 years	5.8 years
Average Effective
Maturity	8.0 years	8.0 years
Short-Term
Reserves	2.4%	—

Sector Diversification (% of portfolio)
Asset-Backed		0.6%
Commercial Mortgage-Backed		1.9
Finance		8.5
Foreign		6.1
Government Mortgage-Backed		19.8
Industrial		17.2
Treasury/Agency		43.0
Utilities		2.2
Other		0.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
Barclays
Aggregate
Float Adj
Index
R-Squared	0.99
Beta	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.3%
1 - 3 Years	22.7
3 - 5 Years	29.8
5 - 10 Years	29.0
10 - 20 Years	3.7
20 - 30 Years	12.9
Over 30 Years	0.6

Distribution by Credit Quality (% of portfolio)

U.S. Government	62.8%
Aaa	5.9
Aa	4.2
A	12.4
Baa	14.7

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.09% for Investor Shares and 0.02% for Institutional Shares.

Total Bond Market II Index Fund

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2009, Through June 30, 2016
						Spliced
						Barclays
						Aggregate
				Investor Shares		FA Index
Fiscal Year		Income Returns	Capital Returns	Total Returns		Total Returns
2009		3.68%	2.60%	6.28%		6.39%
2010		3.42	3.00	6.42		6.58
2011		3.11	4.48	7.59		7.92
2012		2.36	1.55	3.91		4.32
2013		2.00	-4.26	-2.26		-1.97
2014		2.35	3.58	5.93		5.85
2015		2.28	-2.00	0.28		0.44
2016		1.24	4.25	5.49		5.52
For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	1/26/2009	6.01%	3.63%	2.75%	1.73%	4.48%
Institutional Shares	2/17/2009	6.08	3.70	2.81	1.70	4.51

See Financial Highlights for dividend and capital gains information.

Total Bond Market II Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (62.7%)
U.S. Government Securities (39.6%)
United States Treasury Note/Bond	0.875%	8/15/17	54,395	54,599
United States Treasury Note/Bond	4.750%	8/15/17	45,000	47,110
United States Treasury Note/Bond	8.875%	8/15/17	56,325	61,570
United States Treasury Note/Bond	0.625%	8/31/17	330,294	330,654
United States Treasury Note/Bond	1.875%	8/31/17	101,700	103,257
United States Treasury Note/Bond	1.000%	9/15/17	163,500	164,368
United States Treasury Note/Bond	0.625%	9/30/17	320,040	320,389
United States Treasury Note/Bond	1.875%	9/30/17	132,200	134,369
United States Treasury Note/Bond	0.875%	10/15/17	99,214	99,617
United States Treasury Note/Bond	0.750%	10/31/17	30,000	30,075
United States Treasury Note/Bond	1.875%	10/31/17	143,838	146,332
United States Treasury Note/Bond	0.875%	11/15/17	170,573	171,293
United States Treasury Note/Bond	4.250%	11/15/17	18,865	19,817
United States Treasury Note/Bond	0.625%	11/30/17	187,325	187,471
United States Treasury Note/Bond	0.875%	11/30/17	261,756	262,861
United States Treasury Note/Bond	2.250%	11/30/17	135,000	138,185
United States Treasury Note/Bond	1.000%	12/15/17	250,072	251,635
United States Treasury Note/Bond	0.750%	12/31/17	105,000	105,279
United States Treasury Note/Bond	1.000%	12/31/17	471,435	474,457
United States Treasury Note/Bond	2.750%	12/31/17	34,000	35,094
United States Treasury Note/Bond	0.875%	1/15/18	392,675	394,454
United States Treasury Note/Bond	0.750%	1/31/18	979,283	982,035
United States Treasury Note/Bond	0.875%	1/31/18	163,495	164,262
United States Treasury Note/Bond	2.625%	1/31/18	89,804	92,680
United States Treasury Note/Bond	1.000%	2/15/18	170,000	171,142
United States Treasury Note/Bond	3.500%	2/15/18	91,055	95,337
United States Treasury Note/Bond	0.750%	2/28/18	182,969	183,483
United States Treasury Note/Bond	2.750%	2/28/18	60,000	62,156
United States Treasury Note/Bond	1.000%	3/15/18	123,849	124,701
United States Treasury Note/Bond	0.750%	3/31/18	80,680	80,907
United States Treasury Note/Bond	0.875%	3/31/18	464,652	466,975
United States Treasury Note/Bond	2.875%	3/31/18	1,092	1,135
United States Treasury Note/Bond	0.750%	4/15/18	120,000	120,337
United States Treasury Note/Bond	0.625%	4/30/18	48,149	48,187
United States Treasury Note/Bond	0.750%	4/30/18	111,148	111,478
United States Treasury Note/Bond	1.000%	5/15/18	85,000	85,651
United States Treasury Note/Bond	9.125%	5/15/18	11,300	13,106

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.875%	5/31/18	714,247	718,261
United States Treasury Note/Bond	1.000%	5/31/18	86,300	86,974
United States Treasury Note/Bond	2.375%	5/31/18	40,646	42,024
United States Treasury Note/Bond	1.125%	6/15/18	40,600	41,013
United States Treasury Note/Bond	0.625%	6/30/18	150,000	150,093
United States Treasury Note/Bond	1.375%	6/30/18	97,400	98,891
United States Treasury Note/Bond	2.375%	6/30/18	12,211	12,640
United States Treasury Note/Bond	0.875%	7/15/18	60,000	60,328
United States Treasury Note/Bond	1.375%	7/31/18	83,258	84,558
United States Treasury Note/Bond	2.250%	7/31/18	31,984	33,073
United States Treasury Note/Bond	1.000%	8/15/18	151,275	152,503
United States Treasury Note/Bond	1.500%	8/31/18	34,925	35,591
United States Treasury Note/Bond	1.000%	9/15/18	104,025	104,870
United States Treasury Note/Bond	1.375%	9/30/18	267,125	271,591
United States Treasury Note/Bond	0.875%	10/15/18	64,645	64,999
United States Treasury Note/Bond	1.250%	10/31/18	167,476	169,831
United States Treasury Note/Bond	1.750%	10/31/18	99,600	102,152
United States Treasury Note/Bond	1.250%	11/15/18	61,187	62,057
United States Treasury Note/Bond	3.750%	11/15/18	43,917	47,142
United States Treasury Note/Bond	1.250%	11/30/18	207,075	210,053
United States Treasury Note/Bond	1.375%	11/30/18	32,530	33,094
United States Treasury Note/Bond	1.375%	12/31/18	125,925	128,149
United States Treasury Note/Bond	1.500%	12/31/18	135,700	138,498
United States Treasury Note/Bond	1.125%	1/15/19	240,005	242,743
United States Treasury Note/Bond	1.250%	1/31/19	60,775	61,687
United States Treasury Note/Bond	1.500%	1/31/19	85,750	87,546
United States Treasury Note/Bond	0.750%	2/15/19	436,495	437,381
United States Treasury Note/Bond	2.750%	2/15/19	15,365	16,196
United States Treasury Note/Bond	1.375%	2/28/19	328,275	334,276
United States Treasury Note/Bond	1.500%	2/28/19	457,155	467,011
United States Treasury Note/Bond	1.000%	3/15/19	466,354	470,360
United States Treasury Note/Bond	1.500%	3/31/19	32,800	33,543
United States Treasury Note/Bond	1.625%	3/31/19	210,530	215,859
United States Treasury Note/Bond	0.875%	4/15/19	6,750	6,783
United States Treasury Note/Bond	1.250%	4/30/19	20,650	20,973
United States Treasury Note/Bond	1.625%	4/30/19	204,000	209,259
United States Treasury Note/Bond	3.125%	5/15/19	58,125	62,139
United States Treasury Note/Bond	1.125%	5/31/19	56,175	56,868
United States Treasury Note/Bond	1.500%	5/31/19	208,925	213,659
United States Treasury Note/Bond	0.875%	6/15/19	349,705	351,454
United States Treasury Note/Bond	1.000%	6/30/19	37,103	37,422
United States Treasury Note/Bond	1.625%	6/30/19	336,175	345,211
United States Treasury Note/Bond	0.875%	7/31/19	269,261	270,354
United States Treasury Note/Bond	1.625%	7/31/19	436,000	447,785
United States Treasury Note/Bond	3.625%	8/15/19	271,150	295,385
United States Treasury Note/Bond	8.125%	8/15/19	1,215	1,492
United States Treasury Note/Bond	1.000%	8/31/19	276,575	278,779
United States Treasury Note/Bond	1.625%	8/31/19	275,523	283,014
United States Treasury Note/Bond	1.000%	9/30/19	15,253	15,370
United States Treasury Note/Bond	1.750%	9/30/19	306,311	315,883
United States Treasury Note/Bond	1.500%	10/31/19	406,250	415,773
United States Treasury Note/Bond	1.000%	11/30/19	10,000	10,067
United States Treasury Note/Bond	1.500%	11/30/19	482,000	493,298
United States Treasury Note/Bond	1.125%	12/31/19	47,315	47,833
United States Treasury Note/Bond	1.625%	12/31/19	282,284	290,091

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.250%	1/31/20	137,044	139,057
United States Treasury Note/Bond	1.375%	1/31/20	90,400	92,152
United States Treasury Note/Bond	8.500%	2/15/20	5,018	6,396
United States Treasury Note/Bond	1.375%	2/29/20	81,050	82,595
United States Treasury Note/Bond	1.375%	3/31/20	89,805	91,517
United States Treasury Note/Bond	1.125%	4/30/20	132,750	134,078
United States Treasury Note/Bond	1.375%	4/30/20	110,000	112,097
United States Treasury Note/Bond	3.500%	5/15/20	134,995	148,389
United States Treasury Note/Bond	1.375%	5/31/20	110,615	112,671
United States Treasury Note/Bond	1.500%	5/31/20	255,000	260,977
United States Treasury Note/Bond	1.625%	6/30/20	131,875	135,645
United States Treasury Note/Bond	1.875%	6/30/20	126,470	131,332
United States Treasury Note/Bond	1.625%	7/31/20	180,995	186,143
United States Treasury Note/Bond	2.625%	8/15/20	233,220	249,363
United States Treasury Note/Bond	8.750%	8/15/20	21,755	28,679
United States Treasury Note/Bond	1.375%	8/31/20	235,500	239,843
United States Treasury Note/Bond	2.125%	8/31/20	195,683	205,283
United States Treasury Note/Bond	1.375%	9/30/20	194,315	197,898
United States Treasury Note/Bond	2.000%	9/30/20	14,642	15,296
United States Treasury Note/Bond	1.375%	10/31/20	132,743	135,170
United States Treasury Note/Bond	1.750%	10/31/20	277,557	286,925
United States Treasury Note/Bond	2.625%	11/15/20	290,500	311,288
United States Treasury Note/Bond	1.625%	11/30/20	14,000	14,411
United States Treasury Note/Bond	2.000%	11/30/20	260,475	272,196
United States Treasury Note/Bond	1.750%	12/31/20	162,111	167,709
United States Treasury Note/Bond	2.375%	12/31/20	109,345	116,094
United States Treasury Note/Bond	1.375%	1/31/21	433,803	441,529
United States Treasury Note/Bond	2.125%	1/31/21	169,525	178,266
United States Treasury Note/Bond	3.625%	2/15/21	142,000	158,952
United States Treasury Note/Bond	7.875%	2/15/21	22,550	29,579
United States Treasury Note/Bond	1.125%	2/28/21	138,498	139,494
United States Treasury Note/Bond	2.000%	2/28/21	176,100	184,245
United States Treasury Note/Bond	1.250%	3/31/21	236,037	238,841
United States Treasury Note/Bond	2.250%	3/31/21	283,201	299,705
United States Treasury Note/Bond	1.375%	4/30/21	174,581	177,636
United States Treasury Note/Bond	2.250%	4/30/21	139,880	148,076
United States Treasury Note/Bond	3.125%	5/15/21	73,845	81,252
United States Treasury Note/Bond	1.375%	5/31/21	190,735	194,191
United States Treasury Note/Bond	2.000%	5/31/21	165,475	173,309
United States Treasury Note/Bond	1.125%	6/30/21	352,755	354,685
United States Treasury Note/Bond	2.125%	6/30/21	308,285	324,760
United States Treasury Note/Bond	2.250%	7/31/21	169,750	179,882
United States Treasury Note/Bond	2.125%	8/15/21	276,860	291,827
United States Treasury Note/Bond	8.125%	8/15/21	34,550	46,783
United States Treasury Note/Bond	2.000%	8/31/21	215,775	226,024
United States Treasury Note/Bond	2.125%	9/30/21	140,000	147,568
United States Treasury Note/Bond	2.000%	10/31/21	235,870	247,112
United States Treasury Note/Bond	2.000%	11/15/21	231,291	242,529
United States Treasury Note/Bond	8.000%	11/15/21	9,450	12,868
United States Treasury Note/Bond	1.875%	11/30/21	154,589	161,014
United States Treasury Note/Bond	2.125%	12/31/21	213,300	224,931
United States Treasury Note/Bond	1.500%	1/31/22	309,775	316,116
United States Treasury Note/Bond	2.000%	2/15/22	83,537	87,531
United States Treasury Note/Bond	1.750%	2/28/22	160,777	166,203
United States Treasury Note/Bond	1.750%	3/31/22	82,512	85,271

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.750%	4/30/22	17,100	17,672
United States Treasury Note/Bond	1.750%	5/15/22	10,000	10,334
United States Treasury Note/Bond	1.875%	5/31/22	144,700	150,533
United States Treasury Note/Bond	2.125%	6/30/22	35,735	37,689
United States Treasury Note/Bond	2.000%	7/31/22	142,180	148,889
United States Treasury Note/Bond	1.625%	8/15/22	62,440	64,040
United States Treasury Note/Bond	7.250%	8/15/22	75	102
United States Treasury Note/Bond	1.875%	8/31/22	187,058	194,482
United States Treasury Note/Bond	1.750%	9/30/22	416,253	429,523
United States Treasury Note/Bond	1.875%	10/31/22	259,855	270,088
United States Treasury Note/Bond	1.625%	11/15/22	23,976	24,545
United States Treasury Note/Bond	7.625%	11/15/22	150	209
United States Treasury Note/Bond	2.000%	11/30/22	30,800	32,239
United States Treasury Note/Bond	2.125%	12/31/22	83,763	88,318
United States Treasury Note/Bond	1.750%	1/31/23	314,865	324,557
United States Treasury Note/Bond	2.000%	2/15/23	169,625	177,709
United States Treasury Note/Bond	7.125%	2/15/23	15,675	21,578
United States Treasury Note/Bond	1.500%	2/28/23	411,930	418,109
United States Treasury Note/Bond	1.500%	3/31/23	116,865	118,563
United States Treasury Note/Bond	1.625%	4/30/23	146,746	150,093
United States Treasury Note/Bond	1.750%	5/15/23	297,500	306,984
United States Treasury Note/Bond	1.625%	5/31/23	16,505	16,881
United States Treasury Note/Bond	1.375%	6/30/23	248,000	249,357
United States Treasury Note/Bond	2.500%	8/15/23	323,810	350,829
United States Treasury Note/Bond	6.250%	8/15/23	31,045	41,620
United States Treasury Note/Bond	2.750%	11/15/23	273,215	301,220
United States Treasury Note/Bond	2.750%	2/15/24	284,774	314,453
United States Treasury Note/Bond	2.500%	5/15/24	515,793	560,363
United States Treasury Note/Bond	2.375%	8/15/24	412,320	443,953
United States Treasury Note/Bond	2.250%	11/15/24	279,872	298,632
United States Treasury Note/Bond	7.500%	11/15/24	16,650	24,764
United States Treasury Note/Bond	2.000%	2/15/25	147,709	154,586
United States Treasury Note/Bond	2.125%	5/15/25	525,546	555,271
United States Treasury Note/Bond	2.000%	8/15/25	453,808	474,583
United States Treasury Note/Bond	6.875%	8/15/25	4,072	5,975
United States Treasury Note/Bond	2.250%	11/15/25	411,040	438,719
United States Treasury Note/Bond	1.625%	2/15/26	242,129	244,967
United States Treasury Note/Bond	6.000%	2/15/26	1,750	2,465
United States Treasury Note/Bond	1.625%	5/15/26	406,030	411,231
United States Treasury Note/Bond	6.750%	8/15/26	8,800	13,181
United States Treasury Note/Bond	6.500%	11/15/26	36,215	53,660
United States Treasury Note/Bond	6.625%	2/15/27	39,650	59,624
United States Treasury Note/Bond	6.375%	8/15/27	6,850	10,243
United States Treasury Note/Bond	6.125%	11/15/27	41,808	61,719
United States Treasury Note/Bond	5.500%	8/15/28	40,775	58,308
United States Treasury Note/Bond	5.250%	11/15/28	52,342	73,680
United States Treasury Note/Bond	5.250%	2/15/29	104,279	147,473
United States Treasury Note/Bond	6.125%	8/15/29	22,930	35,090
United States Treasury Note/Bond	6.250%	5/15/30	45,435	71,418
United States Treasury Note/Bond	5.375%	2/15/31	171,875	254,911
United States Treasury Note/Bond	4.500%	2/15/36	108,600	156,418
United States Treasury Note/Bond	4.750%	2/15/37	113,000	168,106
United States Treasury Note/Bond	5.000%	5/15/37	40,327	61,990
United States Treasury Note/Bond	4.375%	2/15/38	76,450	109,013
United States Treasury Note/Bond	4.500%	5/15/38	44,579	64,667

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.500%	2/15/39	84,894	107,179
United States Treasury Note/Bond	4.250%	5/15/39	74,367	103,963
United States Treasury Note/Bond	4.500%	8/15/39	76,306	110,370
United States Treasury Note/Bond	4.375%	11/15/39	77,905	110,772
United States Treasury Note/Bond	4.625%	2/15/40	128,305	188,688
United States Treasury Note/Bond	4.375%	5/15/40	100,320	142,831
United States Treasury Note/Bond	3.875%	8/15/40	64,050	85,066
United States Treasury Note/Bond	4.250%	11/15/40	88,654	124,226
United States Treasury Note/Bond	4.750%	2/15/41	73,492	110,342
United States Treasury Note/Bond	4.375%	5/15/41	26,000	37,148
United States Treasury Note/Bond	3.750%	8/15/41	30,000	39,178
United States Treasury Note/Bond	3.125%	11/15/41	32,626	38,560
United States Treasury Note/Bond	3.125%	2/15/42	43,742	51,732
United States Treasury Note/Bond	2.750%	8/15/42	438,438	483,448
United States Treasury Note/Bond	2.750%	11/15/42	581,354	640,036
United States Treasury Note/Bond	3.125%	2/15/43	101,409	119,631
United States Treasury Note/Bond	2.875%	5/15/43	162,200	182,475
United States Treasury Note/Bond	3.625%	8/15/43	304,652	393,333
United States Treasury Note/Bond	3.750%	11/15/43	111,706	147,470
United States Treasury Note/Bond	3.625%	2/15/44	155,994	201,208
United States Treasury Note/Bond	3.375%	5/15/44	151,990	187,471
United States Treasury Note/Bond	3.125%	8/15/44	202,650	238,715
United States Treasury Note/Bond	3.000%	11/15/44	232,831	267,865
United States Treasury Note/Bond	2.500%	2/15/45	222,882	232,250
United States Treasury Note/Bond	3.000%	5/15/45	269,154	309,610
United States Treasury Note/Bond	2.875%	8/15/45	255,506	286,964
United States Treasury Note/Bond	3.000%	11/15/45	100,937	116,156
United States Treasury Note/Bond	2.500%	2/15/46	290,186	302,429
United States Treasury Note/Bond	2.500%	5/15/46	216,125	225,479
				40,313,941
Agency Bonds and Notes (2.5%)
1 AID-Israel	5.500%	9/18/23	6,375	8,063
1 AID-Israel	5.500%	12/4/23	6,502	8,188
1 AID-Israel	5.500%	4/26/24	5,075	6,431
1 AID-Jordan	1.945%	6/23/19	5,200	5,384
1 AID-Jordan	2.503%	10/30/20	6,375	6,778
1 AID-Jordan	2.578%	6/30/22	2,680	2,865
1 AID-Tunisia	2.452%	7/24/21	2,300	2,443
1 AID-Ukraine	1.844%	5/16/19	3,200	3,294
1 AID-Ukraine	1.847%	5/29/20	5,700	5,844
2 Federal Farm Credit Banks	1.125%	9/22/17	4,425	4,453
2 Federal Farm Credit Banks	1.000%	9/25/17	3,975	3,994
2 Federal Farm Credit Banks	1.125%	12/18/17	12,000	12,084
2 Federal Farm Credit Banks	1.110%	2/20/18	3,800	3,828
2 Federal Farm Credit Banks	0.750%	4/18/18	15,000	15,018
2 Federal Farm Credit Banks	1.100%	6/1/18	2,000	2,015
2 Federal Farm Credit Banks	5.150%	11/15/19	5,325	6,072
2 Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,672
2 Federal Home Loan Banks	0.750%	8/28/17	43,000	43,073
2 Federal Home Loan Banks	4.875%	9/8/17	665	698
2 Federal Home Loan Banks	0.625%	10/26/17	45,000	45,001
2 Federal Home Loan Banks	5.000%	11/17/17	30,695	32,526
2 Federal Home Loan Banks	1.000%	12/19/17	30,000	30,156
2 Federal Home Loan Banks	1.375%	3/9/18	20,000	20,235
2 Federal Home Loan Banks	0.875%	3/19/18	35,340	35,461

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Federal Home Loan Banks	1.125%	4/25/18	30,000	30,239
2 Federal Home Loan Banks	2.750%	6/8/18	13,550	14,085
2 Federal Home Loan Banks	0.875%	6/29/18	54,000	54,194
2 Federal Home Loan Banks	5.375%	8/15/18	5,250	5,767
2 Federal Home Loan Banks	1.125%	6/21/19	36,500	36,822
2 Federal Home Loan Banks	5.125%	8/15/19	4,095	4,633
2 Federal Home Loan Banks	1.875%	3/13/20	3,425	3,537
2 Federal Home Loan Banks	4.125%	3/13/20	11,555	12,875
2 Federal Home Loan Banks	3.375%	6/12/20	15,200	16,585
2 Federal Home Loan Banks	5.250%	12/11/20	5,000	5,895
2 Federal Home Loan Banks	1.375%	2/18/21	14,175	14,342
2 Federal Home Loan Banks	2.250%	6/11/21	30,000	31,534
2 Federal Home Loan Banks	5.625%	6/11/21	16,950	20,556
2 Federal Home Loan Banks	2.125%	3/10/23	28,325	29,442
2 Federal Home Loan Banks	5.375%	8/15/24	1,585	2,031
2 Federal Home Loan Banks	5.500%	7/15/36	14,475	20,945
3 Federal Home Loan Mortgage Corp.	0.750%	7/14/17	18,000	18,031
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	36,179	36,340
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	12,194
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	98,125	98,594
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	5,950	6,315
3 Federal Home Loan Mortgage Corp.	1.000%	12/15/17	75,000	75,387
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	13,375	13,397
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	20,900	20,970
3 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	40,000	40,047
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	9,305	10,057
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	16,500	17,814
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	55,200	55,688
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	35,175	36,142
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	43,100	43,618
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	43,700	44,198
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	16,700	16,939
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	56,650	59,977
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,150	1,753
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	23,400	36,272
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	23,382	35,352
3 Federal National Mortgage Assn.	0.875%	8/28/17	35,075	35,185
3 Federal National Mortgage Assn.	1.000%	9/27/17	20,100	20,196
3 Federal National Mortgage Assn.	0.875%	10/26/17	71,575	71,802
3 Federal National Mortgage Assn.	0.875%	12/20/17	71,025	71,265
3 Federal National Mortgage Assn.	0.875%	2/8/18	64,425	64,662
3 Federal National Mortgage Assn.	0.875%	3/28/18	17,000	17,056
3 Federal National Mortgage Assn.	0.875%	5/21/18	47,380	47,550
3 Federal National Mortgage Assn.	1.125%	7/20/18	20,000	20,176
3 Federal National Mortgage Assn.	1.875%	9/18/18	34,926	35,808
3 Federal National Mortgage Assn.	1.125%	10/19/18	12,000	12,107
3 Federal National Mortgage Assn.	1.625%	11/27/18	41,640	42,514
3 Federal National Mortgage Assn.	1.125%	12/14/18	57,405	57,894
3 Federal National Mortgage Assn.	1.375%	1/28/19	45,000	45,677
3 Federal National Mortgage Assn.	1.875%	2/19/19	43,000	44,209
3 Federal National Mortgage Assn.	1.000%	2/26/19	16,500	16,585
3 Federal National Mortgage Assn.	1.750%	6/20/19	76,000	78,060
3 Federal National Mortgage Assn.	1.750%	9/12/19	67,575	69,437
3 Federal National Mortgage Assn.	0.000%	10/9/19	6,640	6,380
3 Federal National Mortgage Assn.	1.750%	11/26/19	16,500	16,961

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	1.625%	1/21/20	22,000	22,531
3	Federal National Mortgage Assn.	1.500%	6/22/20	17,000	17,321
3	Federal National Mortgage Assn.	1.500%	11/30/20	26,000	26,444
3	Federal National Mortgage Assn.	1.875%	12/28/20	40,000	41,333
3	Federal National Mortgage Assn.	1.375%	2/26/21	17,000	17,186
3	Federal National Mortgage Assn.	2.625%	9/6/24	20,000	21,478
3	Federal National Mortgage Assn.	2.125%	4/24/26	30,000	30,887
3	Federal National Mortgage Assn.	6.250%	5/15/29	5,550	8,077
3	Federal National Mortgage Assn.	7.125%	1/15/30	7,120	11,179
3	Federal National Mortgage Assn.	7.250%	5/15/30	28,925	46,053
3	Federal National Mortgage Assn.	6.625%	11/15/30	21,295	32,562
3	Federal National Mortgage Assn.	5.625%	7/15/37	2,721	4,004
2	Financing Corp.	9.800%	4/6/18	850	985
2	Financing Corp.	10.350%	8/3/18	100	120
2	Financing Corp.	9.650%	11/2/18	2,375	2,859
2	Financing Corp.	9.700%	4/5/19	425	526
	Private Export Funding Corp.	2.250%	12/15/17	1,775	1,814
	Private Export Funding Corp.	1.875%	7/15/18	2,200	2,245
	Private Export Funding Corp.	4.375%	3/15/19	6,867	7,501
	Private Export Funding Corp.	1.450%	8/15/19	7,575	7,701
	Private Export Funding Corp.	2.250%	3/15/20	6,900	7,186
	Private Export Funding Corp.	2.300%	9/15/20	1,500	1,567
	Private Export Funding Corp.	4.300%	12/15/21	7,760	8,930
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,204
	Private Export Funding Corp.	2.050%	11/15/22	15,350	15,780
	Private Export Funding Corp.	3.550%	1/15/24	16,350	18,349
	Private Export Funding Corp.	2.450%	7/15/24	4,750	4,953
	Private Export Funding Corp.	3.250%	6/15/25	1,500	1,664
	Resolution Funding Corp.	8.125%	10/15/19	100	123
	Resolution Funding Corp.	8.875%	7/15/20	100	131
2	Tennessee Valley Authority	5.500%	7/18/17	6,400	6,725
2	Tennessee Valley Authority	4.500%	4/1/18	6,425	6,838
2	Tennessee Valley Authority	1.750%	10/15/18	9,500	9,710
2	Tennessee Valley Authority	3.875%	2/15/21	5,170	5,779
2	Tennessee Valley Authority	1.875%	8/15/22	3,750	3,836
2	Tennessee Valley Authority	2.875%	9/15/24	11,831	12,753
2	Tennessee Valley Authority	6.750%	11/1/25	17,756	24,839
2	Tennessee Valley Authority	7.125%	5/1/30	8,975	13,756
2	Tennessee Valley Authority	4.650%	6/15/35	3,425	4,341
2	Tennessee Valley Authority	5.880%	4/1/36	4,265	6,183
2	Tennessee Valley Authority	5.500%	6/15/38	850	1,192
2	Tennessee Valley Authority	5.250%	9/15/39	3,150	4,304
2	Tennessee Valley Authority	3.500%	12/15/42	5,500	5,948
2	Tennessee Valley Authority	4.875%	1/15/48	14,075	17,884
2	Tennessee Valley Authority	5.375%	4/1/56	2,770	3,896
2	Tennessee Valley Authority	4.625%	9/15/60	3,365	4,214
2	Tennessee Valley Authority	4.250%	9/15/65	5,500	6,437
					2,566,995
Conventional Mortgage-Backed Securities (20.3%)
[3,4]	Fannie Mae Pool	2.000%	8/1/28–10/1/28	46,984	47,833
[3,4,5] Fannie Mae Pool		2.500%	11/1/26–2/1/43	572,717	594,366
[3,4,5] Fannie Mae Pool		3.000%	11/1/20–7/1/46	1,792,852	1,874,568
[3,4,5] Fannie Mae Pool		3.500%	3/1/21–7/1/46	2,386,447	2,528,809
[3,4,5] Fannie Mae Pool		4.000%	6/1/18–7/1/46	1,540,481	1,656,579
[3,4,5] Fannie Mae Pool		4.500%	2/1/18–7/1/46	771,616	843,584

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	Fannie Mae Pool	5.000%	3/1/17–7/1/46	403,323	447,594
[3,4]	Fannie Mae Pool	5.500%	11/1/16–2/1/42	334,497	376,735
[3,4]	Fannie Mae Pool	6.000%	7/1/16–5/1/41	224,382	257,205
[3,4]	Fannie Mae Pool	6.500%	7/1/16–5/1/40	63,257	72,970
[3,4]	Fannie Mae Pool	7.000%	11/1/18–12/1/38	18,658	21,508
[3,4]	Fannie Mae Pool	7.500%	7/1/30–12/1/32	194	223
[3,4]	Fannie Mae Pool	8.000%	12/1/29	24	28
[3,4]	Freddie Mac Gold Pool	2.000%	7/1/28–1/1/29	36,340	37,088
[3,4,5] Freddie Mac Gold Pool		2.500%	4/1/27–3/1/43	439,152	455,200
[3,4,5] Freddie Mac Gold Pool		3.000%	10/1/26–7/1/46	1,133,330	1,183,479
[3,4,5] Freddie Mac Gold Pool		3.500%	12/1/20–7/1/46	1,470,954	1,555,636
[3,4,5] Freddie Mac Gold Pool		4.000%	3/1/18–7/1/46	960,735	1,030,477
[3,4,5] Freddie Mac Gold Pool		4.500%	12/1/17–7/1/46	449,887	490,116
[3,4]	Freddie Mac Gold Pool	5.000%	4/1/17–8/1/44	249,929	275,260
[3,4]	Freddie Mac Gold Pool	5.500%	12/1/16–6/1/41	197,339	220,887
[3,4]	Freddie Mac Gold Pool	6.000%	10/1/16–5/1/40	118,523	135,376
[3,4]	Freddie Mac Gold Pool	6.500%	7/1/16–9/1/39	28,703	33,284
[3,4]	Freddie Mac Gold Pool	7.000%	11/1/16–12/1/38	10,661	12,408
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	102	119
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	158	184
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	30	35
4	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	158,603	166,215
[4,5]	Ginnie Mae I Pool	3.500%	11/15/25–7/1/46	193,745	206,384
4	Ginnie Mae I Pool	4.000%	8/15/18–7/1/46	206,611	222,749
[4,5]	Ginnie Mae I Pool	4.500%	6/15/18–7/1/46	231,762	256,480
[4,5]	Ginnie Mae I Pool	5.000%	12/15/17–7/1/46	154,038	172,408
4	Ginnie Mae I Pool	5.500%	4/15/17–6/15/41	76,930	87,135
4	Ginnie Mae I Pool	6.000%	4/15/17–6/15/41	45,919	52,787
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	14,503	16,638
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	696	801
4	Ginnie Mae I Pool	7.500%	12/15/23	22	26
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	58	68
4	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	5	5
4	Ginnie Mae II Pool	2.500%	6/20/27–1/20/43	34,624	35,993
[4,5]	Ginnie Mae II Pool	3.000%	10/20/26–7/1/46	1,014,957	1,064,333
[4,5]	Ginnie Mae II Pool	3.500%	9/20/25–7/1/46	2,026,837	2,154,860
[4,5]	Ginnie Mae II Pool	4.000%	9/20/25–7/1/46	1,047,859	1,124,670
[4,5]	Ginnie Mae II Pool	4.500%	8/20/33–7/1/46	488,147	527,638
4	Ginnie Mae II Pool	5.000%	3/20/18–2/20/44	241,623	265,737
4	Ginnie Mae II Pool	5.500%	8/20/23–7/20/43	85,048	94,075
4	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	29,334	32,933
4	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	11,148	12,596
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	2,295	2,623
					20,648,705
Nonconventional Mortgage-Backed Securities (0.3%)
[3,4,6] Fannie Mae Pool		1.956%	4/1/37	1,151	1,195
[3,4,6] Fannie Mae Pool		2.083%	9/1/37	1,813	1,942
[3,4]	Fannie Mae Pool	2.114%	3/1/43	5,572	5,716
[3,4,6] Fannie Mae Pool		2.126%	12/1/41	2,460	2,530
[3,4]	Fannie Mae Pool	2.184%	6/1/42	5,092	5,322
[3,4]	Fannie Mae Pool	2.189%	6/1/43	4,401	4,536
[3,4]	Fannie Mae Pool	2.217%	9/1/42	3,626	3,789
[3,4]	Fannie Mae Pool	2.222%	10/1/42	2,975	3,068
[3,4]	Fannie Mae Pool	2.267%	7/1/43	5,481	5,665
[3,4,6] Fannie Mae Pool		2.341%	8/1/35	610	650

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[3,4] Fannie Mae Pool	2.387%	7/1/42	4,195	4,343
[3,4] Fannie Mae Pool	2.410%	9/1/40–5/1/42	6,299	6,589
[3,4,6] Fannie Mae Pool	2.414%	7/1/35	395	416
[3,4,6] Fannie Mae Pool	2.415%	6/1/36	15	16
[3,4] Fannie Mae Pool	2.419%	5/1/43	9,086	9,450
[3,4,6] Fannie Mae Pool	2.439%	12/1/33	203	216
[3,4,6] Fannie Mae Pool	2.445%	7/1/39	243	253
[3,4,6] Fannie Mae Pool	2.450%	11/1/33–7/1/37	355	379
[3,4] Fannie Mae Pool	2.451%	10/1/42	3,543	3,664
[3,4] Fannie Mae Pool	2.453%	8/1/40–9/1/43	1,804	1,885
[3,4,6] Fannie Mae Pool	2.482%	9/1/34	288	302
[3,4,6] Fannie Mae Pool	2.485%	11/1/36	294	312
[3,4,6] Fannie Mae Pool	2.488%	7/1/38	142	150
[3,4,6] Fannie Mae Pool	2.519%	2/1/36	441	449
[3,4,6] Fannie Mae Pool	2.535%	10/1/39	534	556
[3,4,6] Fannie Mae Pool	2.544%	8/1/37–10/1/40	2,173	2,291
[3,4,6] Fannie Mae Pool	2.566%	7/1/42	1,934	2,076
[3,4,6] Fannie Mae Pool	2.568%	6/1/37	397	419
[3,4,6] Fannie Mae Pool	2.573%	12/1/40	1,150	1,212
[3,4,6] Fannie Mae Pool	2.576%	7/1/38–11/1/39	433	458
[3,4,6] Fannie Mae Pool	2.577%	7/1/36	264	273
[3,4,6] Fannie Mae Pool	2.612%	12/1/41	2,277	2,440
[3,4] Fannie Mae Pool	2.619%	11/1/41	2,225	2,373
[3,4,6] Fannie Mae Pool	2.623%	12/1/35	510	542
[3,4,6] Fannie Mae Pool	2.634%	1/1/37	665	713
[3,4,6] Fannie Mae Pool	2.674%	10/1/40	1,588	1,672
[3,4,6] Fannie Mae Pool	2.685%	11/1/33–12/1/40	2,249	2,369
[3,4,6] Fannie Mae Pool	2.690%	11/1/40–12/1/40	1,919	2,025
[3,4,6] Fannie Mae Pool	2.710%	1/1/40	635	659
[3,4] Fannie Mae Pool	2.712%	1/1/42	2,300	2,438
[3,4] Fannie Mae Pool	2.724%	12/1/43	4,953	5,131
[3,4,6] Fannie Mae Pool	2.725%	2/1/36	527	562
[3,4] Fannie Mae Pool	2.750%	3/1/42	3,677	3,863
[3,4] Fannie Mae Pool	2.753%	2/1/41–1/1/42	3,803	3,971
[3,4,6] Fannie Mae Pool	2.770%	11/1/34	667	700
[3,4] Fannie Mae Pool	2.775%	11/1/41	2,013	2,172
[3,4,6] Fannie Mae Pool	2.796%	1/1/35	628	675
[3,4,6] Fannie Mae Pool	2.805%	5/1/42	1,026	1,071
[3,4,6] Fannie Mae Pool	2.818%	5/1/35	568	597
[3,4,6] Fannie Mae Pool	2.828%	3/1/41	1,823	1,917
[3,4,6] Fannie Mae Pool	2.841%	4/1/36	182	190
[3,4,6] Fannie Mae Pool	2.848%	5/1/40	559	583
[3,4] Fannie Mae Pool	2.899%	12/1/40	1,144	1,209
[3,4,6] Fannie Mae Pool	2.915%	3/1/42	2,612	2,807
[3,4,6] Fannie Mae Pool	2.939%	3/1/41	1,630	1,739
[3,4] Fannie Mae Pool	2.947%	2/1/42–9/1/43	11,445	12,095
[3,4,6] Fannie Mae Pool	2.957%	4/1/37	30	31
[3,4,6] Fannie Mae Pool	2.975%	2/1/42	2,089	2,238
[3,4,6] Fannie Mae Pool	2.999%	5/1/41	1,347	1,421
[3,4,6] Fannie Mae Pool	3.012%	10/1/36	457	495
[3,4,6] Fannie Mae Pool	3.043%	5/1/40	272	282
[3,4] Fannie Mae Pool	3.058%	2/1/41	1,407	1,491
[3,4] Fannie Mae Pool	3.138%	2/1/41	1,169	1,240
[3,4,6] Fannie Mae Pool	3.162%	5/1/36	25	25
[3,4] Fannie Mae Pool	3.359%	8/1/42	3,071	3,199

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[3,4] Fannie Mae Pool	3.568%	4/1/41	1,714	1,807
[3,4] Fannie Mae Pool	3.580%	8/1/39	517	570
[3,4] Fannie Mae Pool	3.582%	6/1/41	494	532
[3,4] Fannie Mae Pool	3.586%	7/1/41	3,456	3,693
[3,4] Fannie Mae Pool	3.749%	6/1/41	2,134	2,286
[3,4,6] Fannie Mae Pool	3.796%	8/1/39	1,802	1,870
[3,4] Fannie Mae Pool	3.832%	9/1/40	2,134	2,277
[3,4,6] Fannie Mae Pool	4.034%	11/1/39	705	745
[3,4,6] Fannie Mae Pool	4.282%	12/1/39	1,286	1,350
[3,4] Fannie Mae Pool	4.847%	3/1/38	299	313
[3,4] Fannie Mae Pool	5.520%	4/1/37	596	632
[3,4] Fannie Mae Pool	5.576%	10/1/37	455	481
[3,4] Fannie Mae Pool	5.852%	12/1/37	653	711
[3,4,6] Fannie Mae Pool	6.004%	10/1/37	1,006	1,055
[3,4,6] Freddie Mac Non Gold Pool	1.735%	10/1/37	23	23
[3,4,6] Freddie Mac Non Gold Pool	2.230%	6/1/37	527	540
[3,4,6] Freddie Mac Non Gold Pool	2.333%	3/1/37	41	43
[3,4] Freddie Mac Non Gold Pool	2.334%	5/1/42	798	822
[3,4,6] Freddie Mac Non Gold Pool	2.430%	1/1/37	646	682
[3,4,6] Freddie Mac Non Gold Pool	2.479%	7/1/35	274	289
[3,4,6] Freddie Mac Non Gold Pool	2.492%	10/1/37	877	926
[3,4,6] Freddie Mac Non Gold Pool	2.500%	1/1/38	291	311
[3,4,6] Freddie Mac Non Gold Pool	2.515%	12/1/36	263	280
[3,4,6] Freddie Mac Non Gold Pool	2.531%	11/1/36	156	162
[3,4] Freddie Mac Non Gold Pool	2.548%	11/1/43	4,158	4,304
[3,4] Freddie Mac Non Gold Pool	2.573%	2/1/42	1,035	1,089
[3,4,6] Freddie Mac Non Gold Pool	2.587%	12/1/34	430	453
[3,4,6] Freddie Mac Non Gold Pool	2.602%	1/1/35	74	80
[3,4,6] Freddie Mac Non Gold Pool	2.612%	12/1/36	515	534
[3,4,6] Freddie Mac Non Gold Pool	2.619%	12/1/40	2,507	2,600
[3,4,6] Freddie Mac Non Gold Pool	2.621%	11/1/34	615	647
[3,4,6] Freddie Mac Non Gold Pool	2.630%	6/1/40	575	592
[3,4,6] Freddie Mac Non Gold Pool	2.634%	12/1/35	425	449
[3,4,6] Freddie Mac Non Gold Pool	2.635%	7/1/38	231	235
[3,4,6] Freddie Mac Non Gold Pool	2.652%	2/1/37	162	173
[3,4,6] Freddie Mac Non Gold Pool	2.655%	3/1/37	32	34
[3,4,6] Freddie Mac Non Gold Pool	2.662%	3/1/37	131	139
[3,4,6] Freddie Mac Non Gold Pool	2.717%	1/1/37	240	255
[3,4] Freddie Mac Non Gold Pool	2.750%	2/1/42	2,644	2,770
[3,4,6] Freddie Mac Non Gold Pool	2.755%	11/1/40–12/1/40	1,505	1,561
[3,4,6] Freddie Mac Non Gold Pool	2.761%	6/1/37	622	665
[3,4,6] Freddie Mac Non Gold Pool	2.762%	11/1/40	1,244	1,285
[3,4,6] Freddie Mac Non Gold Pool	2.763%	6/1/37	502	536
[3,4] Freddie Mac Non Gold Pool	2.773%	1/1/41	2,596	2,726
[3,4,6] Freddie Mac Non Gold Pool	2.851%	5/1/36	375	395
[3,4,6] Freddie Mac Non Gold Pool	2.875%	5/1/38	97	102
[3,4,6] Freddie Mac Non Gold Pool	2.890%	4/1/35	26	27
[3,4] Freddie Mac Non Gold Pool	2.905%	12/1/41	2,620	2,753
[3,4,6] Freddie Mac Non Gold Pool	2.932%	6/1/40	685	732
[3,4,6] Freddie Mac Non Gold Pool	2.973%	2/1/36	162	166
[3,4,6] Freddie Mac Non Gold Pool	2.980%	3/1/41	440	468
[3,4,6] Freddie Mac Non Gold Pool	2.983%	10/1/36	392	410
[3,4,6] Freddie Mac Non Gold Pool	3.005%	5/1/40	445	475
[3,4,6] Freddie Mac Non Gold Pool	3.010%	3/1/37	407	433
[3,4,6] Freddie Mac Non Gold Pool	3.024%	2/1/41	695	740

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4,6] Freddie Mac Non Gold Pool		3.035%	2/1/41	1,584	1,685
[3,4]	Freddie Mac Non Gold Pool	3.054%	1/1/41	495	523
[3,4,6] Freddie Mac Non Gold Pool		3.068%	5/1/40	416	439
[3,4]	Freddie Mac Non Gold Pool	3.115%	6/1/41	626	652
[3,4,6] Freddie Mac Non Gold Pool		3.173%	3/1/37	44	44
[3,4]	Freddie Mac Non Gold Pool	3.443%	3/1/42	1,961	2,082
[3,4]	Freddie Mac Non Gold Pool	3.591%	6/1/40	1,903	2,019
[3,4]	Freddie Mac Non Gold Pool	3.680%	9/1/40	2,052	2,182
[3,4]	Freddie Mac Non Gold Pool	4.723%	9/1/37	284	294
[3,4]	Freddie Mac Non Gold Pool	5.258%	3/1/38	586	630
[3,4]	Freddie Mac Non Gold Pool	5.893%	5/1/37	1,407	1,470
[3,4]	Freddie Mac Non Gold Pool	6.155%	12/1/36	193	209
[3,4]	Freddie Mac Non Gold Pool	6.260%	8/1/37	135	146
[4,6]	Ginnie Mae II Pool	1.750%	6/20/29–4/20/41	621	640
4	Ginnie Mae II Pool	2.000%	10/20/38–6/20/43	29,651	30,838
[4,6]	Ginnie Mae II Pool	2.250%	5/20/41	739	779
4	Ginnie Mae II Pool	2.500%	1/20/41–5/20/43	6,344	6,485
4	Ginnie Mae II Pool	3.000%	7/20/38–11/20/41	6,540	6,905
4	Ginnie Mae II Pool	3.500%	7/20/41–12/20/43	11,342	11,812
4	Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	3,987	4,216
					259,335
Total U.S. Government and Agency Obligations (Cost $61,402,039)					63,788,976
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
4	AEP Texas Central Transition Funding II
	LLC 2006-A	5.170%	1/1/18	1,352	1,398
4	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	201	201
4	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	700	701
4	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	1,698	1,698
4	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	1,150	1,158
4	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	3,350	3,360
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	1,325	1,332
4	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	735	734
4	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	2,524	2,524
4	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	1,850	1,851
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	1,050	1,055
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,075	1,088
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	2,675	2,690
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	1,310	1,330
4	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	3,800	3,807
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	4,950	4,974
4	American Express Credit Account Secured Note
	Trust 2013-3	0.980%	5/15/19	1,000	1,001
4	American Express Credit Account Secured Note
	Trust 2014-3	1.490%	4/15/20	5,750	5,772
4	American Express Credit Account Secured Note
	Trust 2014-4	1.430%	6/15/20	3,025	3,045
4	AmeriCredit Automobile Receivables Trust 2013-4	0.960%	4/9/18	6	6
4	AmeriCredit Automobile Receivables Trust 2013-5	0.900%	9/10/18	179	179
4	AmeriCredit Automobile Receivables Trust 2013-5	1.520%	1/8/19	400	400
4	AmeriCredit Automobile Receivables Trust 2014-1	0.900%	2/8/19	238	238
4	AmeriCredit Automobile Receivables Trust 2014-1	1.680%	7/8/19	375	376
4	AmeriCredit Automobile Receivables Trust 2014-2	0.940%	2/8/19	811	810
4	AmeriCredit Automobile Receivables Trust 2014-3	1.150%	6/10/19	1,925	1,926
4	AmeriCredit Automobile Receivables Trust 2015-2	1.270%	1/8/20	2,450	2,452

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 BA Credit Card Trust 2007-A1	5.170%	6/15/19	900	919
4 Banc of America Commercial Mortgage
Trust 2006-2	6.009%	5/10/45	483	483
4 Banc of America Commercial Mortgage
Trust 2006-3	5.889%	7/10/44	55	55
4 Banc of America Commercial Mortgage
Trust 2006-5	5.414%	9/10/47	2,443	2,446
4 Banc of America Commercial Mortgage
Trust 2006-5	5.448%	9/10/47	890	896
4 Banc of America Commercial Mortgage
Trust 2007-2	5.790%	4/10/49	1,320	1,328
4 Banc of America Commercial Mortgage
Trust 2008-1	6.436%	2/10/51	9,082	9,488
4 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.429%	9/15/48	1,425	1,526
4 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.705%	9/15/48	2,525	2,776
Bank of Nova Scotia	2.125%	9/11/19	7,400	7,577
Bank of Nova Scotia	1.850%	4/14/20	17,300	17,526
Bank of Nova Scotia	1.875%	4/26/21	5,225	5,274
4 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	2,875	2,899
4 Bear Stearns Commercial Mortgage Securities
Trust 2006-PWR13	5.582%	9/11/41	1,125	1,127
4 Bear Stearns Commercial Mortgage Securities
Trust 2006-TOP24	5.568%	10/12/41	3,675	3,703
4 Bear Stearns Commercial Mortgage Securities
Trust 2007-PWR16	5.910%	6/11/40	3,600	3,683
4 Bear Stearns Commercial Mortgage Securities
Trust 2007-PWR17	5.694%	6/11/50	16,364	16,843
4 Bear Stearns Commercial Mortgage Securities
Trust 2007-PWR17	5.915%	6/11/50	4,095	4,247
4 Bear Stearns Commercial Mortgage Securities
Trust 2007-TOP28	5.742%	9/11/42	7,812	8,068
4 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	2,759	2,758
4 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	2,275	2,283
4 BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	3,925	3,930
4 BMW Vehicle Owner Trust 2015-2	1.400%	9/20/18	3,450	3,463
4 BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	1,250	1,248
4 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	1,340	1,342
4 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	691	691
4 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	700	701
4 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	700	702
4 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	1,090	1,093
4 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	1,116	1,124
4 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	674	674
4 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	775	776
4 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	1,350	1,352
4 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	975	980
4 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	2,375	2,386
4 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	1,300	1,312
4 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	3,650	3,674
4 Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	2,875	2,909
4 Capital Auto Receivables Asset Trust 2015-3	1.970%	1/21/20	1,800	1,816
4 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	1,840	1,854
4 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	2,750	2,764

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	1,775	1,785
4 Capital One Multi-Asset Execution Trust 2007-A7	5.750%	7/15/20	7,190	7,571
4 Capital One Multi-Asset Execution Trust 2014-A2	1.260%	1/15/20	1,325	1,325
4 Capital One Multi-Asset Execution Trust 2014-A5	1.480%	7/15/20	4,700	4,714
4 Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	7,675	7,905
4 Capital One Multi-Asset Execution Trust 2015-A5	1.600%	5/17/21	3,625	3,671
4 Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	4,950	5,045
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	940	939
4 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	218	218
4 CarMax Auto Owner Trust 2013-2	0.840%	11/15/18	799	797
4 CarMax Auto Owner Trust 2013-3	0.970%	4/16/18	552	552
4 CarMax Auto Owner Trust 2013-3	1.490%	1/15/19	1,210	1,215
4 CarMax Auto Owner Trust 2013-4	0.800%	7/16/18	327	327
4 CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	375	376
4 CarMax Auto Owner Trust 2014-1	0.790%	10/15/18	583	583
4 CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	735	737
4 CarMax Auto Owner Trust 2014-2	0.980%	1/15/19	1,358	1,359
4 CarMax Auto Owner Trust 2014-2	1.610%	10/15/19	1,000	1,007
4 CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	2,053	2,057
4 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	1,150	1,160
4 CarMax Auto Owner Trust 2014-4	1.250%	11/15/19	4,150	4,160
4 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	2,175	2,182
4 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,025	1,035
4 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	3,300	3,328
4 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	800	810
4 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	2,500	2,524
4 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	1,250	1,263
4 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	5,041	5,033
4 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	4,150	4,161
4 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	7,160	7,212
4 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	4,954	5,107
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	426	433
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	654	710
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	5,300	5,667
4 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	3,650	4,032
4 CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	5,050	5,312
4 CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	3,600	3,786
4 Chase Issuance Trust 2012-A4	1.580%	8/16/21	5,500	5,572
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	12,805	13,005
4 Chase Issuance Trust 2013-A1	1.300%	2/18/20	9,550	9,603
4 Chase Issuance Trust 2013-A8	1.010%	10/15/18	6,425	6,429
4 Chase Issuance Trust 2014-A1	1.150%	1/15/19	19,175	19,213
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	8,018
4 Chase Issuance Trust 2014-A6	1.260%	7/15/19	9,700	9,686
4 Chase Issuance Trust 2014-A7	1.380%	11/15/19	7,400	7,435
4 Chase Issuance Trust 2015-A2	1.590%	2/18/20	14,896	15,055
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	5,400	5,512
4 Chase Issuance Trust 2015-A5	1.360%	4/15/20	11,000	11,080
4 Chase Issuance Trust 2016-A2	1.370%	6/15/21	6,975	7,018
4 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	7,150	7,538
4 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	6,114	6,532
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	15,970

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	7,600	7,597
4	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,886
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	18,925	19,494
4	Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	11,625	11,773
4	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	1,597	1,602
4	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	1,585	1,597
4	Citigroup Commercial Mortgage Trust 2007-C6	5.901%	12/10/49	9,305	9,567
4	Citigroup Commercial Mortgage Trust 2008-C7	6.345%	12/10/49	9,600	9,936
4	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	3,950	4,185
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	1,500	1,585
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	1,300	1,370
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	1,700	1,754
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	800	867
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,200	1,370
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	1,700	1,930
4	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	550	591
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	1,825	2,056
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	750	845
4	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	750	876
4	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	3,210	3,300
4	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	750	803
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,150	1,281
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	955	1,036
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	375	404
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	1,675	1,849
4	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	1,350	1,471
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	2,725	2,970
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	5,650	6,129
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	7,425	7,805
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	3,025	3,199
4	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	1,525	1,580
4	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	2,937	3,062
4	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	2,925	3,217
4	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	3,375	3,714
4	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	2,075	2,162
4	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	3,950	4,153
4	Citigroup Commercial Mortgage Trust 2016-C32	3.616%	2/10/49	7,150	7,745
4	Citigroup/Deutsche Bank Commercial Mortgage
	Trust 2016-C1	3.276%	5/10/49	2,600	2,765
4	COBALT CMBS Commercial Mortgage
	Trust 2007-C2	5.484%	4/15/47	4,934	5,023
4	COBALT CMBS Commercial Mortgage
	Trust 2007-C3	5.956%	5/15/46	5,466	5,606
4	COMM 2007-C9 Mortgage Trust	6.007%	12/10/49	7,518	7,737
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,368
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,980
[4,7]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,329
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,300	6,605
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,566
4	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	5,000	5,216
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	743
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	1,310	1,352
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	1,310	1,407
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	1,750	1,958
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	5,890	6,626

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	1,310	1,501
4 COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	413	413
4 COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	1,075	1,106
4 COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,075	1,152
4 COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,500	1,645
4 COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,253
4 COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	834
4 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	387
4 COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	291	292
4 COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	550	567
4 COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	375	409
4 COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	1,100	1,236
4 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,848
4 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,425	1,519
4 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	2,052
4 COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	2,295	2,597
4 COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	3,700	4,173
4 COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	2,050	2,112
4 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,274
4 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,981	4,193
4 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,291
4 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	3,275	3,378
4 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	3,077
4 COMM 2014-CCRE14 Mortgage Trust	4.752%	2/10/47	1,650	1,799
4 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	2,712	2,793
4 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	935	1,000
4 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,943
4 COMM 2014-CCRE15 Mortgage Trust	4.865%	2/10/47	869	978
4 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,500	1,606
4 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,192
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	6,352
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,691
4 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	2,916	3,058
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,625	6,073
4 COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	2,450	2,771
4 COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	1,900	1,969
4 COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	950	1,010
4 COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	1,525	1,695
4 COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	955	1,040
4 COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	2,950	3,140
4 COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	975	1,073
4 COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	1,281	1,410
4 COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	1,525	1,657
4 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,150	1,187
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,808
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	3,900	4,081
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,717
4 COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	750	781
4 COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	4,000	4,225
4 COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,889
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	757	778
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	658	701
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,872
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	519
4 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	341

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,150	1,191
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,362
4	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,484
4	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,587
4	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	5,013
4	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	3,850	4,016
4	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,850	4,090
4	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,200	7,764
4	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	1,925	2,092
4	COMM 2015-CR22 Mortgage Trust	2.856%	3/10/48	1,900	1,976
4	COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	5,325	5,634
4	COMM 2015-CR22 Mortgage Trust	3.603%	3/10/48	1,900	2,014
4	COMM 2015-CR23 Mortgage Trust	3.257%	5/10/48	2,200	2,331
4	COMM 2015-CR23 Mortgage Trust	3.497%	5/10/48	3,250	3,497
4	COMM 2015-CR23 Mortgage Trust	3.801%	5/10/48	1,450	1,565
4	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	3,500	3,830
4	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	6,675	7,220
4	COMM 2015-CR27 Mortgage Trust	3.404%	10/10/48	3,575	3,819
4	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	3,575	3,865
4	COMM 2016-CR28 Mortgage Trust	3.762%	2/10/49	5,350	5,858
4	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,659
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	368	367
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	5,219	5,243
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	2,093	2,108
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.889%	6/15/39	8,827	8,918
4	CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	3,750	4,062
4	CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	1,900	2,054
4	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	1,525	1,633
4	CSAIL Commercial Mortgage Trust 2015-C2	1.454%	6/15/57	2,154	2,157
4	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	4,700	5,069
4	CSAIL Commercial Mortgage Trust 2015-C2	3.849%	6/15/57	1,800	1,949
4	CSAIL Commercial Mortgage Trust 2015-C3	3.448%	8/15/48	2,772	2,965
4	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	3,550	3,853
4	CSAIL Commercial Mortgage Trust 2015-C3	4.256%	8/15/48	1,625	1,719
4	CSAIL Commercial Mortgage Trust 2015-C4	3.617%	11/15/48	1,800	1,947
4	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	2,850	3,140
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	9,453	9,948
4	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	12,325	12,320
4	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	10,650	10,687
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	9,175	9,400
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	6,900	6,964
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	6,950	7,181
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	11,000	11,162
[3,4]	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	1,212	1,319
[3,4]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	5,200	5,735
[3,4]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	9,050	9,963
[3,4]	Fannie Mae-Aces 2012-M9	1.553%	4/25/22	865	874
[3,4]	Fannie Mae-Aces 2013-M12	2.473%	3/25/23	9,400	9,628
[3,4]	Fannie Mae-Aces 2013-M14	2.586%	4/25/23	10,839	11,229
[3,4]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	11,450	12,425
[3,4]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	675	711

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	3,850	3,953
[3,4]	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	7,250	7,467
[3,4]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	11,300	11,833
[3,4]	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	1,561	1,572
[3,4]	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	1,580	1,664
[3,4]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,500	4,794
[3,4]	Fannie Mae-Aces 2014-M15	2.509%	7/25/22	4,150	4,301
[3,4]	Fannie Mae-Aces 2014-M2	1.916%	6/25/21	2,372	2,402
[3,4]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	11,322	12,430
[3,4]	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	4,020	4,226
[3,4]	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	5,400	5,945
[3,4]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,650	6,196
[3,4]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	10,600	11,133
[3,4]	Fannie Mae-Aces 2014-M7	3.356%	6/25/24	11,340	12,581
[3,4]	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,685	1,753
[3,4]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,850	6,236
[3,4]	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	6,253	6,239
[3,4]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,825	7,394
[3,4]	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	2,821	2,845
[3,4]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	10,000	10,353
[3,4]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	2,939
[3,4]	Fannie Mae-Aces 2015-M12	2.885%	5/25/25	6,425	6,705
[3,4]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	9,286
[3,4]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	7,194	7,363
[3,4]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,700	3,869
[3,4]	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	1,875	1,893
[3,4]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	6,650	6,907
[3,4]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	3,428	3,581
[3,4]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	3,600	3,854
[3,4]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	6,425	6,519
[3,4]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,500	3,653
[3,4]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,650
[3,4]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,600	7,831
[3,4]	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	5,286
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K004	4.186%	8/25/19	2,050	2,223
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	6,845	6,984
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	4,851	4,993
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	3,726	3,795
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	5,843	5,949
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	2,414	2,475
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	3,246	3,329
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	1,675	1,852
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.186%	12/25/20	2,725	3,047
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	4,667	5,157

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	12,820	13,578
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	5,430	5,589
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	13,400	13,905
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	8,300	8,681
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K021	3.490%	1/25/24	475	529
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	575	600
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	11,500	12,040
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	8,625	9,376
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K028	2.745%	1/25/26	6,350	6,702
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	11,425	12,542
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	9,301	9,673
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	11,425	12,499
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	11,906	13,068
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	5,519	5,836
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	6,420	7,052
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	10,097	10,615
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	12,300	13,303
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	10,633	11,834
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	12,575	13,905
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	3,411	3,575
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	5,225	5,783
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	2,417	2,538
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	2,600	2,865
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	3,498	3,704
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	9,300	10,190
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	9,300	10,176
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	1,781	1,867

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	7,225	7,599
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	1,826	1,908
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.493%	11/25/24	3,530	3,735
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	5,600	6,072
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.023%	1/25/25	5,800	6,284
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	5,800	6,331
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	1,767	1,881
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	4,450	4,900
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	6,350	7,012
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	3,850	4,143
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	6,375	7,045
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	4,150	4,517
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	2,450	2,635
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	7,000	7,334
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	3,500	3,624
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	4,933	4,950
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	11,200	11,545
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	3,500	3,634
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	15,419	15,848
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	4,929	5,062
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	4,725	4,847
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K708	1.670%	10/25/18	101	101
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	1,205	1,229
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	6,023	6,038
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	14,925	15,115
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	7,000	7,150
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	18,525	19,205

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	13,040	13,881
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	12,630	13,633
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	8/25/47	2,275	2,338
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	7,475	8,038
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	8,476	8,799
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	6,800	7,260
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	2,500	2,550
[3,4]	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	7,000	7,433
[3,4]	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	4,225	4,498
[3,4]	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.716%	6/25/22	4,550	4,831
4	Fifth Third Auto 2014-1	0.680%	4/16/18	653	653
4	Fifth Third Auto 2014-1	1.420%	3/16/20	3,575	3,596
4	Fifth Third Auto 2014-1	1.140%	10/15/20	1,500	1,502
4	Fifth Third Auto 2014-2	0.890%	11/15/18	1,035	1,035
4	Fifth Third Auto 2014-2	1.380%	12/15/20	975	979
4	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	27	27
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	1,050	1,050
4	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	894	894
4	Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	1,000	1,001
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	725	727
4	Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	2,500	2,503
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	1,775	1,778
4	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	743	743
4	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	205	205
4	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	692	694
4	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	561	561
4	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	350	351
4	Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	469	469
4	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	800	803
4	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	2,131	2,131
4	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	575	576
4	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	1,850	1,856
4	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	575	580
4	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	2,300	2,306
4	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	900	907
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	1,725	1,736
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	800	808
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5	1.500%	9/15/18	2,800	2,803
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.200%	2/15/19	3,550	3,556
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	2,725	2,719
4	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.760%	2/15/21	7,125	7,160

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	5,644	5,699
4 GE Commercial Mortgage Corp.
Series 2005-C4 Trust	5.628%	11/10/45	1,670	1,670
4 GE Commercial Mortgage Corp.
Series 2007-C1 Trust	5.543%	12/10/49	4,300	4,330
4 GM Financial Leasing Trust 2015-2	1.680%	12/20/18	3,000	3,023
4 GM Financial Leasing Trust 2015-2	1.850%	7/22/19	1,600	1,610
4 GM Financial Leasing Trust 2015-3	1.690%	3/20/19	1,725	1,738
4 GM Financial Leasing Trust 2015-3	1.810%	11/20/19	1,775	1,782
4 GM Financial Leasing Trust 2016-1	1.790%	3/20/20	3,650	3,655
4 GM Financial Leasing Trust 2016-2	1.620%	9/20/19	3,550	3,569
4 GS Mortgage Securities Trust 2007-GG10	5.988%	8/10/45	4,361	4,462
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,632
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,350	6,849
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,825	4,104
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,955	3,091
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	3,494	3,666
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,310	1,369
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,399
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	1,018
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1,875	1,924
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,340	1,443
4 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	2,000	2,057
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	710	774
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,306
4 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	1,520	1,516
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	9,225	10,299
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	3,074
4 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	1,550	1,668
4 GS Mortgage Securities Trust 2014-GC18	3.516%	6/10/47	500	533
4 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	1,350	1,491
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	4,275	4,745
4 GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	1,175	1,321
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	1,225	1,277
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,275	2,447
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	8,103
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,432
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,233
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,412
4 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	2,575	2,673
4 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	3,700	3,957
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,675	3,970
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,568
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,820
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,670
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,829
4 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	1,100	1,100
4 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	1,122	1,123
4 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	1,000	1,001
4 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	1,925	1,936
4 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	3,325	3,331
4 Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	2,250	2,261
4 Honda Auto Receivables 2015-2 Owner Trust	1.040%	2/21/19	2,500	2,504
4 Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	1,450	1,461

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	2,575	2,585
4 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	700	707
4 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	3,605	3,620
4 Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	900	903
4 Huntington Auto Trust 2015-1	1.240%	9/16/19	3,675	3,686
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	581	581
4 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	1,199	1,200
4 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	1,730	1,736
4 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	799	799
4 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	1,882	1,882
4 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	900	903
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	1,125	1,129
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	1,225	1,234
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	850	860
4 Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	1,200	1,210
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.588%	8/12/37	113	113
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CB17	5.429%	12/12/43	5,010	5,027
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	4,580	4,578
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.184%	4/17/45	1,762	1,758
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	1,720	1,722
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	6,052	6,095
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	17,652	18,265
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	6.087%	2/12/51	1,650	1,728
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.927%	6/15/49	5,610	5,732
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	6,620	6,753
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	4,875	5,277
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	11,975	12,526
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	3,816	4,112
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	2,250	2,352
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	1,389	1,474
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,099
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,250	1,357
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,668
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,522
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,403

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.076%	12/15/46	1,250	1,388
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	6,766	7,099
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	1,525	1,586
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	575	632
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,982	2,168
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.161%	7/15/45	655	717
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	990	1,078
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	2,640	2,968
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	740	829
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	3,846	3,972
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	505	548
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	3,520	3,963
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	2,010	2,242
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	1,550	1,608
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,163	1,265
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,320	4,883
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	775	867
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.050%	1/15/47	1,163	1,349
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	4,338	4,859
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	771	858
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	935	1,063
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	1,525	1,592
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	1,900	2,023
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	1,900	2,117
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	1,525	1,679
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.110%	9/15/47	1,550	1,683
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	979	1,052

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	950	1,044
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	575	623
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	5,850	6,428
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	2,919	3,242
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	1,722	1,895
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	1,900	1,987
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,525	1,660
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	2,750	2,974
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	6,825	7,448
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	1,900	2,082
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	3,750	3,932
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	9,525	10,271
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	1,875	1,994
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	1,875	1,958
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	3,000	3,119
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	3,763	3,954
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	3,750	3,881
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	1,125	1,178
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	3,000	3,145
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	1,903	2,033
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	2,900	3,150
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	3,675	3,977
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	3,600	3,967
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	1,850	2,057
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	1,709	1,852
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	1,841	2,028
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	3,575	3,831

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	3,575	3,880
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	2,610	2,871
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	2,925	3,125
4 JPMCC Commercial Mortgage Securities
Trust 2015-JP1	3.914%	1/15/49	2,825	3,157
4 JPMDB WP Glimcher Mall Trust 2016-C2	3.144%	6/15/49	2,725	2,863
4 JPMDB WP Glimcher Mall Trust 2016-C2	3.484%	6/15/49	1,250	1,318
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	3,212	3,212
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	1,176	1,179
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	726	727
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	1,585	1,599
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	6,318	6,396
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	11,848	12,340
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.248%	4/15/41	11,329	11,892
4 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	5,650	5,658
4 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	1,800	1,806
4 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	1,075	1,082
4 Mercedes-Benz Auto Receivables Trust 2013-1	0.780%	8/15/17	26	26
4 Mercedes-Benz Auto Receivables Trust 2013-1	1.130%	11/15/19	692	692
4 Mercedes-Benz Auto Receivables Trust 2014-1	0.870%	10/15/18	1,328	1,327
4 Mercedes-Benz Auto Receivables Trust 2014-1	1.310%	11/16/20	600	602
4 Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	2,150	2,162
4 Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	725	737
4 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	1,936	1,934
4 Merrill Lynch Mortgage Trust 2007-C1	6.021%	6/12/50	2,345	2,393
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	5,181	5,390
4 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	435	435
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	1,225	1,239
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	6,153	6,210
4 ML-CFC Commercial Mortgage Trust 2007-7	5.810%	6/12/50	4,484	4,621
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	10,528	10,820
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	1,600	1,696
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C6	2.858%	11/15/45	4,000	4,184
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.360%	8/15/46	990	1,123
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.560%	8/15/46	490	548
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	2,260	2,325
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	3,360	3,805
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	1,100	1,134
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	2,200	2,454
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.903%	11/15/46	1,100	1,246
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	1,707	1,789

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	341	356
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	2,100	2,229
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	1,000	1,053
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	1,275	1,347
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	1,125	1,191
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	714	711
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	1,525	1,575
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	3,201	3,393
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	3,050	3,420
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.802%	2/15/47	1,150	1,263
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	2.849%	6/15/47	575	595
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	775	827
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	2,875	3,175
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.482%	6/15/47	1,150	1,275
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	3,500	3,665
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	1,000	1,109
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.593%	10/15/47	1,150	1,310
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	3,775	3,956
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	2,000	2,119
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	3,275	3,564
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	1,875	1,963
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	6,650	7,033
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21	3.338%	3/15/48	1,500	1,558
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	3,750	3,920
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	2,950	3,094
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	1,875	1,951
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	1,800	1,884

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	1,050	1,120
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	3,650	3,997
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	3,850	4,093
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	1,975	2,156
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	2,325	2,477
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	2,625	2,848
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	1,800	1,940
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	2,175	2,391
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	2,425	2,534
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	7,000	7,579
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29	3.140%	5/15/49	1,500	1,573
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29	3.325%	5/15/49	750	798
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	886	889
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	34	34
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	2,626	2,643
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	984	984
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	3,932	3,941
4 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	1,355	1,364
4 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	170	171
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	9,610	9,731
4 Morgan Stanley Capital I Trust 2007-IQ15	6.102%	6/11/49	3,568	3,696
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	10,622	10,999
4 Morgan Stanley Capital I Trust 2007-IQ16	6.256%	12/12/49	2,285	2,353
4 Morgan Stanley Capital I Trust 2007-TOP25	5.514%	11/12/49	938	943
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	1,750	1,780
4 Morgan Stanley Capital I Trust 2007-TOP27	5.820%	6/11/42	9,248	9,503
4 Morgan Stanley Capital I Trust 2007-TOP27	5.820%	6/11/42	2,475	2,560
4 Morgan Stanley Capital I Trust 2008-TOP29	6.477%	1/11/43	14,691	15,398
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,369
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,937
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,791
7 National Australia Bank Ltd.	2.250%	3/16/21	12,000	12,317
4 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	1,125	1,126
4 Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	2,500	2,515
4 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	1,625	1,634
4 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	220	220
4 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	1,040	1,043
4 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	641	641
4 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	1,150	1,155
4 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	640	640
4 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	1,475	1,482
4 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	1,784	1,786
4 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	2,125	2,137

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	1,075	1,094
4 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	1,025	1,031
4 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	1,750	1,769
4 Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,500	2,514
4 Royal Bank of Canada	1.200%	9/19/18	11,600	11,623
4 Royal Bank of Canada	2.200%	9/23/19	24,550	25,154
4 Royal Bank of Canada	2.000%	10/1/19	12,000	12,175
4 Royal Bank of Canada	2.100%	10/14/20	35,000	35,760
4 Royal Bank of Canada	2.300%	3/22/21	5,000	5,144
4 Santander Drive Auto Receivables Trust 2013-4	1.590%	10/15/18	918	918
4 Santander Drive Auto Receivables Trust 2014-4	1.080%	9/17/18	833	833
4 Synchrony Credit Card Master Note Trust 2014-1	1.610%	11/15/20	2,225	2,235
4 Synchrony Credit Card Master Note Trust 2015-2	1.600%	4/15/21	2,200	2,211
4 Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	3,225	3,281
4 TIAA Seasoned Commercial Mortgage
Trust 2007-C4	5.538%	8/15/39	304	304
7 Toronto-Dominion Bank	2.250%	3/15/21	18,000	18,475
4 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	777	777
4 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	850	851
4 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	602	602
4 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	750	753
4 Toyota Auto Receivables 2015-6 Owner Trust	1.300%	4/15/20	1,750	1,758
4 Toyota Auto Receivables 2015-6 Owner Trust	1.520%	8/16/21	2,200	2,216
4 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	5,300	5,319
4 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	3,275	3,316
4 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	3,050	3,064
4 Toyota Auto Receivables Owner Trust 2015-C	1.690%	12/15/20	3,000	3,029
4 UBS-Barclays Commercial Mortgage
Trust 2013-C5	3.185%	3/10/46	2,870	3,038
4 UBS-Barclays Commercial Mortgage
Trust 2013-C6	3.244%	4/10/46	4,765	5,063
4 UBS-Barclays Commercial Mortgage
Trust 2013-C6	3.469%	4/10/46	700	740
4 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	198	198
4 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	750	750
4 Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	117	117
4 Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	735	734
4 Volkswagen Auto Loan Enhanced Trust 2013-2	0.700%	4/20/18	413	412
4 Volkswagen Auto Loan Enhanced Trust 2013-2	1.160%	3/20/20	550	549
4 Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/18	1,696	1,694
4 Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	1,950	1,946
4 Volkswagen Auto Loan Enhanced Trust 2014-2	1.390%	5/20/21	1,875	1,870
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.467%	10/15/44	48	48
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.224%	6/15/45	475	475
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	2,400	2,417
4 Wachovia Bank Commercial Mortgage Trust
Series 2007-C30	5.342%	12/15/43	2,040	2,058
4 Wachovia Bank Commercial Mortgage Trust
Series 2007-C33	6.147%	2/15/51	3,937	4,006
4 Wells Fargo Commercial Mortgage
Trust 2012-LC5	2.918%	10/15/45	4,975	5,221

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Wells Fargo Commercial Mortgage
Trust 2014-LC16	2.819%	8/15/50	1,150	1,187
4 Wells Fargo Commercial Mortgage
Trust 2014-LC16	3.477%	8/15/50	775	828
4 Wells Fargo Commercial Mortgage
Trust 2014-LC16	3.817%	8/15/50	2,700	2,963
4 Wells Fargo Commercial Mortgage
Trust 2014-LC16	4.020%	8/15/50	400	438
4 Wells Fargo Commercial Mortgage
Trust 2014-LC18	2.954%	12/15/47	2,250	2,343
4 Wells Fargo Commercial Mortgage
Trust 2014-LC18	3.244%	12/15/47	1,400	1,482
4 Wells Fargo Commercial Mortgage
Trust 2014-LC18	3.271%	12/15/47	2,625	2,762
4 Wells Fargo Commercial Mortgage
Trust 2014-LC18	3.405%	12/15/47	3,725	3,981
4 Wells Fargo Commercial Mortgage
Trust 2014-LC18	3.808%	12/15/47	1,875	2,055
4 Wells Fargo Commercial Mortgage
Trust 2015-C26	2.991%	2/15/48	3,750	3,896
4 Wells Fargo Commercial Mortgage
Trust 2015-C26	3.166%	2/15/48	2,075	2,183
4 Wells Fargo Commercial Mortgage
Trust 2015-C26	3.580%	2/15/48	1,500	1,564
4 Wells Fargo Commercial Mortgage
Trust 2015-C28	3.540%	5/15/48	5,425	5,862
4 Wells Fargo Commercial Mortgage
Trust 2015-C28	3.872%	5/15/48	1,040	1,125
4 Wells Fargo Commercial Mortgage
Trust 2015-C29	3.400%	6/15/48	3,650	3,895
4 Wells Fargo Commercial Mortgage
Trust 2015-LC20	2.978%	4/15/50	1,029	1,074
4 Wells Fargo Commercial Mortgage
Trust 2015-LC20	3.719%	4/15/50	1,900	1,955
4 Wells Fargo Commercial Mortgage
Trust 2015-LC22	3.571%	9/15/58	1,425	1,533
4 Wells Fargo Commercial Mortgage
Trust 2015-LC22	3.839%	9/15/58	2,000	2,211
4 Wells Fargo Commercial Mortgage
Trust 2015-LC22	4.207%	9/15/58	1,775	1,936
4 Wells Fargo Commercial Mortgage
Trust 2015-NSX1	2.632%	5/15/48	1,600	1,652
4 Wells Fargo Commercial Mortgage
Trust 2015-NSX1	2.934%	5/15/48	1,125	1,172
4 Wells Fargo Commercial Mortgage
Trust 2015-NSX1	3.148%	5/15/48	1,500	1,584
4 Wells Fargo Commercial Mortgage
Trust 2015-P2	3.656%	12/15/48	2,875	3,119
4 Wells Fargo Commercial Mortgage
Trust 2015-P2	3.809%	12/15/48	1,800	1,986
4 Wells Fargo Commercial Mortgage
Trust 2015-SG1	3.789%	12/15/47	2,400	2,638
4 Wells Fargo Commercial Mortgage
Trust 2016-C32	3.324%	1/15/59	1,929	2,053

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Wells Fargo Commercial Mortgage
Trust 2016-C32	3.560%	1/15/59	4,200	4,538
4 Wells Fargo Commercial Mortgage
Trust 2016-C33	3.426%	3/15/59	1,450	1,552
4 Wells Fargo Commercial Mortgage
Trust 2016-C34	3.096%	6/15/49	2,900	3,030
4 WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	2,500	2,620
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	3,875	4,177
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	3,511	3,795
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	2,200	2,415
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	1,600	1,691
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	3,300	3,464
4 WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	2,414	2,553
4 WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,045	1,113
4 WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	495	524
4 WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	2,154	2,267
4 WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	421	442
4 WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	3,250	3,475
4 WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	1,725	1,825
4 WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	660	712
4 WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	2,640	2,971
4 WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	660	735
4 WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	2,530	2,619
4 WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	1,520	1,659
4 WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,520	1,733
4 WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,530	2,874
4 WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	725	747
4 WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	725	778
4 WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	925	1,035
4 WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	725	805
4 WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	725	822
4 WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	750	776
4 WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	1,500	1,617
4 WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	7,268	8,169
4 WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	375	420
4 WFRBS Commercial Mortgage Trust 2013-C18	4.822%	12/15/46	563	634
4 WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	1,850	1,909
4 WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,100	1,171
4 WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	1,475	1,652
4 WFRBS Commercial Mortgage Trust 2013-UBS1	4.783%	3/15/46	375	428
4 WFRBS Commercial Mortgage Trust 2014-C19	1.233%	3/15/47	395	395
4 WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	475	511
4 WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	650	692
4 WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	1,450	1,622
4 WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	475	527
4 WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	775	806
4 WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	775	834
4 WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,150	1,278
4 WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,150	1,267
4 WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	3,000	3,271
4 WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	5,825	6,373
4 WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,200	1,303
4 WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	2,054	2,219
4 WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,150	1,274
4 WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	800	876

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	2,075	2,233
4 WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,075	2,251
4 WFRBS Commercial Mortgage Trust 2014-LC14	1.193%	3/15/47	820	815
4 WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	735	758
4 WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	1,840	1,969
4 WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	4,415	4,920
4 WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	1,840	2,050
4 World Financial Network Credit Card Master Note
Trust Series 2013-A	1.610%	12/15/21	900	905
4 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	1,065	1,064
4 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	408	408
4 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	550	552
4 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	1,231	1,231
4 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	1,925	1,939
4 World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	2,475	2,479
4 World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	1,000	1,004
4 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	1,775	1,791
4 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	1,775	1,794
4 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	1,950	1,950
4 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	575	576
4 World Omni Automobile Lease Securitization
Trust 2015-A	1.540%	10/15/18	1,800	1,806
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,705,410)				2,810,508
Corporate Bonds (27.8%)
Finance (8.5%)
Banking (6.0%)
American Express Bank FSB	6.000%	9/13/17	11,275	11,890
American Express Centurion Bank	6.000%	9/13/17	8,700	9,182
American Express Co.	6.150%	8/28/17	15,715	16,609
American Express Co.	7.000%	3/19/18	14,644	15,954
American Express Co.	1.550%	5/22/18	4,175	4,197
American Express Co.	2.650%	12/2/22	3,375	3,430
American Express Co.	3.625%	12/5/24	6,775	6,948
American Express Co.	4.050%	12/3/42	600	625
American Express Credit Corp.	1.125%	6/5/17	11,500	11,496
American Express Credit Corp.	2.125%	7/27/18	10,700	10,883
American Express Credit Corp.	2.125%	3/18/19	3,375	3,442
American Express Credit Corp.	2.250%	8/15/19	13,275	13,562
American Express Credit Corp.	2.600%	9/14/20	3,000	3,097
American Express Credit Corp.	2.250%	5/5/21	6,000	6,100
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	3,450	3,482
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	2,700	2,710
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	10,000	10,140
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	1,600	1,633
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	10,000	10,379
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,700	6,805
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	9,425	10,418
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	8,125	8,278
Bank of America Corp.	1.700%	8/25/17	5,400	5,421
Bank of America Corp.	6.400%	8/28/17	20,684	21,827
Bank of America Corp.	6.000%	9/1/17	1,899	1,996
Bank of America Corp.	5.750%	12/1/17	9,369	9,917

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bank of America Corp.	2.000%	1/11/18	26,652	26,835
Bank of America Corp.	6.875%	4/25/18	33,670	36,750
Bank of America Corp.	5.650%	5/1/18	26,030	27,869
Bank of America Corp.	6.500%	7/15/18	10,060	11,022
Bank of America Corp.	2.600%	1/15/19	28,900	29,501
Bank of America Corp.	2.650%	4/1/19	11,325	11,613
Bank of America Corp.	7.625%	6/1/19	14,170	16,374
Bank of America Corp.	2.250%	4/21/20	9,700	9,736
Bank of America Corp.	5.625%	7/1/20	10,715	12,066
Bank of America Corp.	2.625%	10/19/20	30,875	31,388
Bank of America Corp.	2.625%	4/19/21	20,350	20,623
Bank of America Corp.	5.000%	5/13/21	4,745	5,292
Bank of America Corp.	5.700%	1/24/22	3,586	4,140
Bank of America Corp.	3.300%	1/11/23	30,350	31,184
Bank of America Corp.	4.100%	7/24/23	8,150	8,697
Bank of America Corp.	4.125%	1/22/24	16,650	17,935
Bank of America Corp.	4.000%	4/1/24	46,100	49,211
Bank of America Corp.	4.200%	8/26/24	25,750	26,638
Bank of America Corp.	4.000%	1/22/25	16,300	16,601
Bank of America Corp.	3.950%	4/21/25	12,750	12,963
Bank of America Corp.	3.875%	8/1/25	17,550	18,596
Bank of America Corp.	4.450%	3/3/26	10,950	11,552
Bank of America Corp.	4.250%	10/22/26	15,350	15,927
Bank of America Corp.	6.110%	1/29/37	10,712	12,716
Bank of America Corp.	7.750%	5/14/38	10,515	14,806
Bank of America Corp.	5.875%	2/7/42	9,550	12,056
Bank of America Corp.	5.000%	1/21/44	11,500	13,277
Bank of America Corp.	4.875%	4/1/44	4,725	5,386
Bank of America Corp.	4.750%	4/21/45	1,000	1,022
Bank of America NA	1.650%	3/26/18	29,825	29,942
Bank of America NA	1.750%	6/5/18	11,000	11,077
Bank of America NA	2.050%	12/7/18	12,000	12,171
Bank of America NA	6.000%	10/15/36	6,475	8,259
Bank of Montreal	1.300%	7/14/17	9,000	9,014
Bank of Montreal	1.400%	9/11/17	2,000	2,011
Bank of Montreal	1.400%	4/10/18	3,750	3,769
Bank of Montreal	2.375%	1/25/19	14,975	15,373
Bank of Montreal	2.550%	11/6/22	3,925	4,047
Bank of New York Mellon Corp.	1.969%	6/20/17	3,200	3,228
Bank of New York Mellon Corp.	1.300%	1/25/18	1,325	1,331
Bank of New York Mellon Corp.	1.350%	3/6/18	11,000	11,060
Bank of New York Mellon Corp.	2.100%	8/1/18	1,548	1,578
Bank of New York Mellon Corp.	2.100%	1/15/19	2,675	2,732
Bank of New York Mellon Corp.	2.200%	3/4/19	7,625	7,817
Bank of New York Mellon Corp.	5.450%	5/15/19	6,645	7,437
Bank of New York Mellon Corp.	2.300%	9/11/19	12,000	12,284
Bank of New York Mellon Corp.	4.600%	1/15/20	6,875	7,585
Bank of New York Mellon Corp.	2.600%	8/17/20	2,750	2,853
Bank of New York Mellon Corp.	2.450%	11/27/20	8,330	8,562
Bank of New York Mellon Corp.	2.050%	5/3/21	9,475	9,630
Bank of New York Mellon Corp.	3.550%	9/23/21	5,700	6,178
Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,210
Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,100
Bank of New York Mellon Corp.	3.250%	9/11/24	4,050	4,337
Bank of New York Mellon Corp.	2.800%	5/4/26	3,000	3,100

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bank of Nova Scotia	1.300%	7/21/17	3,800	3,809
Bank of Nova Scotia	1.375%	12/18/17	4,590	4,607
Bank of Nova Scotia	1.700%	6/11/18	6,920	6,989
Bank of Nova Scotia	2.050%	10/30/18	26,475	26,900
Bank of Nova Scotia	1.950%	1/15/19	5,600	5,680
Bank of Nova Scotia	2.050%	6/5/19	5,963	6,064
Bank of Nova Scotia	1.650%	6/14/19	7,000	7,047
Bank of Nova Scotia	2.350%	10/21/20	9,800	10,000
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,747
Bank of Nova Scotia	2.450%	3/22/21	7,000	7,197
Bank of Nova Scotia	2.800%	7/21/21	17,825	18,626
Bank of Nova Scotia	4.500%	12/16/25	18,950	19,971
Bank One Capital III	8.750%	9/1/30	290	424
Bank One Corp.	7.625%	10/15/26	975	1,297
Bank One Corp.	8.000%	4/29/27	2,500	3,362
Bank One Michigan	8.250%	11/1/24	6,000	7,937
Barclays Bank plc	2.500%	2/20/19	7,256	7,274
Barclays Bank plc	6.750%	5/22/19	1,565	1,767
Barclays Bank plc	5.125%	1/8/20	2,615	2,843
Barclays Bank plc	5.140%	10/14/20	4,545	4,819
Barclays Bank plc	3.750%	5/15/24	1,925	2,012
Barclays plc	2.000%	3/16/18	3,300	3,287
Barclays plc	2.750%	11/8/19	12,225	12,138
Barclays plc	2.875%	6/8/20	4,000	3,964
Barclays plc	3.250%	1/12/21	9,000	8,962
Barclays plc	4.375%	9/11/24	5,000	4,829
Barclays plc	3.650%	3/16/25	14,900	14,323
Barclays plc	4.375%	1/12/26	7,000	7,065
Barclays plc	5.200%	5/12/26	8,225	8,393
Barclays plc	5.250%	8/17/45	4,900	5,149
BB&T Corp.	4.900%	6/30/17	100	103
BB&T Corp.	1.600%	8/15/17	915	921
BB&T Corp.	1.450%	1/12/18	3,825	3,841
BB&T Corp.	2.050%	6/19/18	3,000	3,049
BB&T Corp.	2.250%	2/1/19	1,800	1,844
BB&T Corp.	6.850%	4/30/19	1,261	1,448
BB&T Corp.	5.250%	11/1/19	3,650	4,041
BB&T Corp.	2.450%	1/15/20	1,250	1,289
BB&T Corp.	2.050%	5/10/21	14,000	14,171
BB&T Corp.	3.950%	3/22/22	2,049	2,199
Bear Stearns Cos. LLC	6.400%	10/2/17	17,650	18,755
Bear Stearns Cos. LLC	7.250%	2/1/18	24,855	27,080
BNP Paribas SA	2.375%	9/14/17	16,175	16,409
BNP Paribas SA	2.700%	8/20/18	16,825	17,237
BNP Paribas SA	2.450%	3/17/19	1,200	1,225
BNP Paribas SA	2.375%	5/21/20	9,500	9,653
BNP Paribas SA	5.000%	1/15/21	8,065	9,057
BNP Paribas SA	3.250%	3/3/23	9,025	9,390
BNP Paribas SA	4.250%	10/15/24	3,600	3,672
BPCE SA	1.613%	7/25/17	7,000	6,987
BPCE SA	2.500%	12/10/18	5,500	5,612
BPCE SA	2.500%	7/15/19	6,320	6,458
BPCE SA	2.250%	1/27/20	2,375	2,415
BPCE SA	2.650%	2/3/21	5,025	5,158
BPCE SA	4.000%	4/15/24	9,800	10,735

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Branch Banking & Trust Co.	1.350%	10/1/17	10,345	10,370
	Branch Banking & Trust Co.	2.300%	10/15/18	6,000	6,149
	Branch Banking & Trust Co.	1.450%	5/10/19	5,775	5,787
	Branch Banking & Trust Co.	2.850%	4/1/21	3,000	3,154
	Branch Banking & Trust Co.	3.625%	9/16/25	9,100	9,663
	Branch Banking & Trust Co.	3.800%	10/30/26	2,800	3,085
	Capital One Bank USA NA	1.300%	6/5/17	4,450	4,450
	Capital One Bank USA NA	2.250%	2/13/19	10,000	10,141
	Capital One Bank USA NA	2.300%	6/5/19	6,750	6,841
	Capital One Bank USA NA	8.800%	7/15/19	6,825	8,000
	Capital One Bank USA NA	3.375%	2/15/23	5,585	5,715
	Capital One Financial Corp.	6.750%	9/15/17	1,820	1,929
	Capital One Financial Corp.	2.450%	4/24/19	6,875	6,996
	Capital One Financial Corp.	4.750%	7/15/21	545	606
	Capital One Financial Corp.	3.500%	6/15/23	1,210	1,247
	Capital One Financial Corp.	3.750%	4/24/24	6,900	7,201
	Capital One Financial Corp.	3.200%	2/5/25	7,000	7,071
	Capital One Financial Corp.	4.200%	10/29/25	425	435
	Capital One NA	1.500%	9/5/17	2,400	2,400
	Capital One NA	1.500%	3/22/18	6,075	6,058
	Capital One NA	2.400%	9/5/19	2,850	2,897
	Capital One NA	2.950%	7/23/21	19,000	19,497
[4,7]	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,728
	Citigroup Inc.	1.550%	8/14/17	5,275	5,290
	Citigroup Inc.	6.000%	8/15/17	1,296	1,362
	Citigroup Inc.	6.125%	11/21/17	8,065	8,578
	Citigroup Inc.	1.850%	11/24/17	12,000	12,069
	Citigroup Inc.	1.800%	2/5/18	6,425	6,447
	Citigroup Inc.	1.700%	4/27/18	10,000	10,012
	Citigroup Inc.	1.750%	5/1/18	7,575	7,605
	Citigroup Inc.	6.125%	5/15/18	4,962	5,358
	Citigroup Inc.	2.150%	7/30/18	10,500	10,617
	Citigroup Inc.	2.500%	9/26/18	3,375	3,440
	Citigroup Inc.	2.050%	12/7/18	45,000	45,330
	Citigroup Inc.	2.550%	4/8/19	24,000	24,498
	Citigroup Inc.	2.050%	6/7/19	8,725	8,776
	Citigroup Inc.	2.500%	7/29/19	8,775	8,938
	Citigroup Inc.	2.400%	2/18/20	6,000	6,057
	Citigroup Inc.	5.375%	8/9/20	5,564	6,292
	Citigroup Inc.	2.650%	10/26/20	2,000	2,033
	Citigroup Inc.	2.700%	3/30/21	23,320	23,729
	Citigroup Inc.	4.500%	1/14/22	8,300	9,180
	Citigroup Inc.	4.050%	7/30/22	2,050	2,167
	Citigroup Inc.	3.375%	3/1/23	1,600	1,649
	Citigroup Inc.	3.500%	5/15/23	17,175	17,516
	Citigroup Inc.	3.875%	10/25/23	3,905	4,192
	Citigroup Inc.	3.750%	6/16/24	1,950	2,056
	Citigroup Inc.	4.000%	8/5/24	5,525	5,708
	Citigroup Inc.	3.875%	3/26/25	11,325	11,433
	Citigroup Inc.	3.300%	4/27/25	7,150	7,301
	Citigroup Inc.	4.400%	6/10/25	30,200	31,479
	Citigroup Inc.	5.500%	9/13/25	9,000	10,091
	Citigroup Inc.	3.700%	1/12/26	4,500	4,719
	Citigroup Inc.	4.600%	3/9/26	1,450	1,532
	Citigroup Inc.	4.300%	11/20/26	550	569

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Citigroup Inc.	4.450%	9/29/27	26,025	26,684
Citigroup Inc.	6.625%	1/15/28	2,700	3,408
Citigroup Inc.	6.625%	6/15/32	1,125	1,377
Citigroup Inc.	6.000%	10/31/33	2,700	3,164
Citigroup Inc.	6.125%	8/25/36	7,768	9,106
Citigroup Inc.	8.125%	7/15/39	12,924	20,174
Citigroup Inc.	5.875%	1/30/42	6,164	7,770
Citigroup Inc.	6.675%	9/13/43	4,000	5,137
Citigroup Inc.	4.950%	11/7/43	8,250	9,275
Citigroup Inc.	5.300%	5/6/44	4,725	5,106
Citizens Bank NA	1.600%	12/4/17	3,000	2,975
Citizens Bank NA	2.300%	12/3/18	4,225	4,277
Citizens Bank NA	2.500%	3/14/19	7,500	7,607
Citizens Bank NA	2.450%	12/4/19	3,100	3,141
Citizens Financial Group Inc.	4.300%	12/3/25	3,950	4,171
Comerica Bank	5.200%	8/22/17	2,550	2,654
Comerica Bank	4.000%	7/27/25	1,750	1,807
Comerica Inc.	2.125%	5/23/19	800	811
Commonwealth Bank of Australia	1.400%	9/8/17	6,825	6,854
Commonwealth Bank of Australia	1.900%	9/18/17	2,000	2,019
Commonwealth Bank of Australia	1.625%	3/12/18	23,500	23,668
Commonwealth Bank of Australia	2.500%	9/20/18	4,000	4,094
Commonwealth Bank of Australia	1.750%	11/2/18	5,525	5,563
Commonwealth Bank of Australia	2.250%	3/13/19	2,000	2,044
Commonwealth Bank of Australia	2.050%	3/15/19	6,775	6,863
Commonwealth Bank of Australia	2.300%	9/6/19	3,350	3,404
Commonwealth Bank of Australia	2.400%	11/2/20	7,500	7,651
Commonwealth Bank of Australia	2.550%	3/15/21	5,775	5,963
7 Commonwealth Bank of Australia	4.500%	12/9/25	6,500	6,813
Compass Bank	1.850%	9/29/17	2,000	1,993
Compass Bank	6.400%	10/1/17	1,440	1,509
Compass Bank	2.750%	9/29/19	1,750	1,732
Cooperatieve Rabobank UA	2.250%	1/14/19	18,700	19,067
Cooperatieve Rabobank UA	2.250%	1/14/20	12,500	12,686
Cooperatieve Rabobank UA	4.500%	1/11/21	2,365	2,631
Cooperatieve Rabobank UA	2.500%	1/19/21	40,200	41,204
Cooperatieve Rabobank UA	3.875%	2/8/22	7,775	8,472
Cooperatieve Rabobank UA	3.950%	11/9/22	15,000	15,499
Cooperatieve Rabobank UA	4.625%	12/1/23	13,525	14,288
Cooperatieve Rabobank UA	3.375%	5/21/25	6,942	7,262
Cooperatieve Rabobank UA	4.375%	8/4/25	11,375	11,869
Cooperatieve Rabobank UA	5.250%	5/24/41	9,715	12,061
Cooperatieve Rabobank UA	5.750%	12/1/43	7,925	9,338
Cooperatieve Rabobank UA	5.250%	8/4/45	3,700	4,129
Credit Suisse AG	6.000%	2/15/18	15,314	16,254
Credit Suisse AG	1.700%	4/27/18	21,500	21,527
Credit Suisse AG	2.300%	5/28/19	26,025	26,373
Credit Suisse AG	5.300%	8/13/19	8,500	9,368
Credit Suisse AG	5.400%	1/14/20	5,725	6,208
Credit Suisse AG	3.000%	10/29/21	4,600	4,705
Credit Suisse AG	3.625%	9/9/24	10,775	11,114
7 Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	24,255	24,615
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	10,100	10,159
7 Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	3,500	3,493
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	23,250	22,816

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
7 Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	9,700	10,100
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	8,800	8,973
Credit Suisse USA Inc.	7.125%	7/15/32	4,535	6,031
Deutsche Bank AG	1.400%	2/13/17	1,100	1,096
Deutsche Bank AG	6.000%	9/1/17	14,763	15,418
Deutsche Bank AG	1.875%	2/13/18	8,100	8,066
Deutsche Bank AG	2.500%	2/13/19	18,050	18,093
Deutsche Bank AG	2.850%	5/10/19	5,775	5,781
Deutsche Bank AG	2.950%	8/20/20	10,500	10,499
Deutsche Bank AG	3.125%	1/13/21	5,000	4,953
Deutsche Bank AG	3.375%	5/12/21	5,775	5,804
Deutsche Bank AG	3.700%	5/30/24	4,550	4,533
Deutsche Bank AG	4.100%	1/13/26	3,450	3,441
Discover Bank	2.000%	2/21/18	9,970	10,003
Discover Bank	2.600%	11/13/18	2,000	2,032
Discover Bank	7.000%	4/15/20	1,350	1,536
Discover Bank	3.200%	8/9/21	1,400	1,436
Discover Bank	4.200%	8/8/23	8,150	8,644
Discover Bank	4.250%	3/13/26	2,175	2,274
Discover Financial Services	6.450%	6/12/17	325	338
Discover Financial Services	5.200%	4/27/22	950	1,044
Discover Financial Services	3.850%	11/21/22	5,630	5,811
Discover Financial Services	3.750%	3/4/25	3,600	3,617
Fifth Third Bancorp	4.500%	6/1/18	425	447
Fifth Third Bancorp	2.300%	3/1/19	4,000	4,076
Fifth Third Bancorp	3.500%	3/15/22	6,025	6,373
Fifth Third Bancorp	4.300%	1/16/24	7,050	7,529
Fifth Third Bancorp	8.250%	3/1/38	5,771	8,626
Fifth Third Bank	1.450%	2/28/18	4,400	4,423
Fifth Third Bank	2.150%	8/20/18	7,000	7,108
Fifth Third Bank	2.300%	3/15/19	5,000	5,105
Fifth Third Bank	2.375%	4/25/19	10,000	10,252
Fifth Third Bank	2.250%	6/14/21	6,500	6,602
Fifth Third Bank	3.850%	3/15/26	10,000	10,482
First Horizon National Corp.	3.500%	12/15/20	2,050	2,067
First Niagara Financial Group Inc.	6.750%	3/19/20	2,300	2,618
FirstMerit Bank NA	4.270%	11/25/26	4,150	4,271
FirstMerit Corp.	4.350%	2/4/23	4,950	5,188
Goldman Sachs Capital I	6.345%	2/15/34	8,175	9,608
Goldman Sachs Group Inc.	5.950%	1/18/18	19,933	21,288
Goldman Sachs Group Inc.	2.375%	1/22/18	22,892	23,204
Goldman Sachs Group Inc.	6.150%	4/1/18	23,975	25,835
Goldman Sachs Group Inc.	2.900%	7/19/18	26,586	27,281
Goldman Sachs Group Inc.	2.625%	1/31/19	8,000	8,178
Goldman Sachs Group Inc.	7.500%	2/15/19	19,330	22,091
Goldman Sachs Group Inc.	2.550%	10/23/19	18,500	18,910
Goldman Sachs Group Inc.	5.375%	3/15/20	23,140	25,743
Goldman Sachs Group Inc.	2.600%	4/23/20	11,125	11,316
Goldman Sachs Group Inc.	6.000%	6/15/20	22,270	25,388
Goldman Sachs Group Inc.	2.750%	9/15/20	6,775	6,913
Goldman Sachs Group Inc.	2.625%	4/25/21	7,000	7,098
Goldman Sachs Group Inc.	5.250%	7/27/21	17,950	20,230
Goldman Sachs Group Inc.	5.750%	1/24/22	32,850	38,099
Goldman Sachs Group Inc.	3.625%	1/22/23	9,700	10,178
Goldman Sachs Group Inc.	4.000%	3/3/24	23,400	25,031

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	3.850%	7/8/24	4,525	4,799
Goldman Sachs Group Inc.	3.500%	1/23/25	8,125	8,352
Goldman Sachs Group Inc.	3.750%	2/25/26	26,050	27,329
Goldman Sachs Group Inc.	5.950%	1/15/27	5,945	6,853
Goldman Sachs Group Inc.	6.125%	2/15/33	7,690	9,613
Goldman Sachs Group Inc.	6.450%	5/1/36	10,750	12,676
Goldman Sachs Group Inc.	6.750%	10/1/37	34,915	43,099
Goldman Sachs Group Inc.	6.250%	2/1/41	13,256	17,147
Goldman Sachs Group Inc.	4.800%	7/8/44	16,675	18,423
Goldman Sachs Group Inc.	5.150%	5/22/45	19,600	20,220
Goldman Sachs Group Inc.	4.750%	10/21/45	6,500	7,166
HSBC Bank USA NA	4.875%	8/24/20	9,025	9,763
HSBC Bank USA NA	5.875%	11/1/34	3,875	4,697
HSBC Bank USA NA	5.625%	8/15/35	3,950	4,541
HSBC Bank USA NA	7.000%	1/15/39	7,226	9,209
HSBC Holdings plc	3.400%	3/8/21	21,239	21,875
HSBC Holdings plc	5.100%	4/5/21	14,020	15,435
HSBC Holdings plc	2.950%	5/25/21	20,000	20,234
HSBC Holdings plc	4.875%	1/14/22	2,625	2,882
HSBC Holdings plc	4.000%	3/30/22	11,725	12,553
HSBC Holdings plc	3.600%	5/5/23	7,250	7,410
HSBC Holdings plc	4.250%	3/14/24	7,500	7,571
HSBC Holdings plc	4.250%	8/18/25	5,000	5,043
HSBC Holdings plc	4.300%	3/8/26	27,805	29,487
HSBC Holdings plc	3.900%	5/25/26	17,000	17,485
HSBC Holdings plc	7.625%	5/17/32	575	732
HSBC Holdings plc	7.350%	11/27/32	600	734
HSBC Holdings plc	6.500%	5/2/36	16,015	19,128
HSBC Holdings plc	6.500%	9/15/37	15,815	19,082
HSBC Holdings plc	6.800%	6/1/38	3,975	4,971
HSBC Holdings plc	6.100%	1/14/42	4,075	5,228
HSBC Holdings plc	5.250%	3/14/44	12,600	13,285
HSBC USA Inc.	1.500%	11/13/17	575	574
HSBC USA Inc.	1.625%	1/16/18	11,500	11,470
HSBC USA Inc.	2.000%	8/7/18	7,000	7,013
HSBC USA Inc.	2.625%	9/24/18	9,670	9,819
HSBC USA Inc.	2.250%	6/23/19	1,000	1,006
HSBC USA Inc.	2.375%	11/13/19	10,225	10,318
HSBC USA Inc.	2.350%	3/5/20	13,200	13,197
HSBC USA Inc.	2.750%	8/7/20	3,000	3,038
HSBC USA Inc.	5.000%	9/27/20	4,755	5,109
HSBC USA Inc.	3.500%	6/23/24	11,425	11,766
Huntington Bancshares Inc.	2.600%	8/2/18	1,100	1,121
Huntington Bancshares Inc.	7.000%	12/15/20	6,800	7,933
Huntington Bancshares Inc.	3.150%	3/14/21	5,600	5,814
Huntington National Bank	1.375%	4/24/17	8,450	8,462
Huntington National Bank	2.000%	6/30/18	4,250	4,297
Huntington National Bank	2.200%	11/6/18	5,500	5,568
Huntington National Bank	2.200%	4/1/19	425	430
Huntington National Bank	2.400%	4/1/20	3,600	3,655
Huntington National Bank	2.875%	8/20/20	4,000	4,113
Intesa Sanpaolo SPA	3.875%	1/16/18	4,775	4,901
Intesa Sanpaolo SPA	3.875%	1/15/19	14,120	14,538
Intesa Sanpaolo SPA	5.250%	1/12/24	5,975	6,342
JPMorgan Chase & Co.	6.125%	6/27/17	3,275	3,424

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	2.000%	8/15/17	8,750	8,832
JPMorgan Chase & Co.	6.000%	1/15/18	25,022	26,765
JPMorgan Chase & Co.	1.800%	1/25/18	2,450	2,467
JPMorgan Chase & Co.	1.700%	3/1/18	11,350	11,415
JPMorgan Chase & Co.	1.625%	5/15/18	15,355	15,421
JPMorgan Chase & Co.	2.350%	1/28/19	5,250	5,375
JPMorgan Chase & Co.	1.850%	3/22/19	7,245	7,321
JPMorgan Chase & Co.	6.300%	4/23/19	16,210	18,227
JPMorgan Chase & Co.	2.200%	10/22/19	8,200	8,324
JPMorgan Chase & Co.	2.250%	1/23/20	28,840	29,208
JPMorgan Chase & Co.	4.950%	3/25/20	1,040	1,150
JPMorgan Chase & Co.	2.750%	6/23/20	25,780	26,477
JPMorgan Chase & Co.	4.400%	7/22/20	10,795	11,763
JPMorgan Chase & Co.	4.250%	10/15/20	16,350	17,789
JPMorgan Chase & Co.	2.550%	10/29/20	5,750	5,864
JPMorgan Chase & Co.	2.550%	3/1/21	11,000	11,191
JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,267
JPMorgan Chase & Co.	2.400%	6/7/21	5,000	5,066
JPMorgan Chase & Co.	4.350%	8/15/21	15,840	17,423
JPMorgan Chase & Co.	4.500%	1/24/22	20,100	22,296
JPMorgan Chase & Co.	3.250%	9/23/22	24,350	25,443
JPMorgan Chase & Co.	3.200%	1/25/23	17,325	17,900
JPMorgan Chase & Co.	3.375%	5/1/23	9,300	9,465
JPMorgan Chase & Co.	2.700%	5/18/23	9,550	9,598
JPMorgan Chase & Co.	3.875%	2/1/24	28,025	30,295
JPMorgan Chase & Co.	3.625%	5/13/24	9,575	10,159
JPMorgan Chase & Co.	3.875%	9/10/24	19,875	20,608
JPMorgan Chase & Co.	3.125%	1/23/25	18,895	19,308
JPMorgan Chase & Co.	3.900%	7/15/25	23,500	25,286
JPMorgan Chase & Co.	3.300%	4/1/26	31,750	32,670
JPMorgan Chase & Co.	3.200%	6/15/26	8,000	8,182
JPMorgan Chase & Co.	4.125%	12/15/26	17,400	18,368
JPMorgan Chase & Co.	6.400%	5/15/38	14,865	20,290
JPMorgan Chase & Co.	5.500%	10/15/40	5,975	7,496
JPMorgan Chase & Co.	5.600%	7/15/41	6,300	7,998
JPMorgan Chase & Co.	5.400%	1/6/42	3,125	3,876
JPMorgan Chase & Co.	5.625%	8/16/43	8,560	10,055
JPMorgan Chase & Co.	4.950%	6/1/45	8,450	9,290
JPMorgan Chase Bank NA	6.000%	10/1/17	16,524	17,465
KeyBank NA	1.650%	2/1/18	11,150	11,205
KeyBank NA	1.700%	6/1/18	2,050	2,060
KeyBank NA	2.350%	3/8/19	8,650	8,836
KeyBank NA	2.500%	12/15/19	2,000	2,051
KeyBank NA	2.250%	3/16/20	2,000	2,028
KeyBank NA	3.300%	6/1/25	1,125	1,185
KeyBank NA	3.400%	5/20/26	2,000	2,028
KeyCorp	2.300%	12/13/18	3,025	3,075
KeyCorp	5.100%	3/24/21	8,490	9,536
Lloyds Bank plc	4.200%	3/28/17	4,950	5,057
Lloyds Bank plc	1.750%	3/16/18	3,550	3,540
Lloyds Bank plc	1.750%	5/14/18	2,850	2,842
Lloyds Bank plc	2.300%	11/27/18	13,850	13,926
Lloyds Bank plc	2.350%	9/5/19	5,000	5,034
Lloyds Bank plc	2.400%	3/17/20	1,750	1,762
Lloyds Bank plc	6.375%	1/21/21	5,500	6,445

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lloyds Bank plc	3.500%	5/14/25	5,600	5,757
Lloyds Banking Group plc	4.500%	11/4/24	3,300	3,368
7 Lloyds Banking Group plc	4.582%	12/10/25	24,546	24,596
Lloyds Banking Group plc	4.650%	3/24/26	8,750	8,828
7 Lloyds Banking Group plc	5.300%	12/1/45	1,100	1,135
Manufacturers & Traders Trust Co.	1.400%	7/25/17	3,250	3,257
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,646
Manufacturers & Traders Trust Co.	2.300%	1/30/19	11,000	11,242
Manufacturers & Traders Trust Co.	2.250%	7/25/19	11,000	11,231
Manufacturers & Traders Trust Co.	2.100%	2/6/20	3,200	3,246
Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,295	5,443
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	20,900	21,671
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	16,550	18,106
Morgan Stanley	6.250%	8/28/17	550	580
Morgan Stanley	5.950%	12/28/17	11,865	12,619
Morgan Stanley	1.875%	1/5/18	8,250	8,298
Morgan Stanley	6.625%	4/1/18	11,865	12,856
Morgan Stanley	2.125%	4/25/18	27,475	27,711
Morgan Stanley	2.200%	12/7/18	1,900	1,923
Morgan Stanley	2.500%	1/24/19	28,575	29,119
Morgan Stanley	7.300%	5/13/19	26,085	29,943
Morgan Stanley	2.375%	7/23/19	28,700	29,175
Morgan Stanley	5.625%	9/23/19	11,455	12,698
Morgan Stanley	5.500%	1/26/20	15,250	17,019
Morgan Stanley	2.650%	1/27/20	11,774	11,968
Morgan Stanley	2.800%	6/16/20	12,450	12,747
Morgan Stanley	5.500%	7/24/20	2,150	2,430
Morgan Stanley	5.750%	1/25/21	12,940	14,771
Morgan Stanley	2.500%	4/21/21	15,800	15,931
Morgan Stanley	5.500%	7/28/21	3,175	3,616
Morgan Stanley	4.875%	11/1/22	12,050	13,184
Morgan Stanley	3.750%	2/25/23	10,400	11,017
Morgan Stanley	4.100%	5/22/23	15,975	16,610
Morgan Stanley	3.875%	4/29/24	21,515	23,026
Morgan Stanley	3.700%	10/23/24	25,852	27,046
Morgan Stanley	4.000%	7/23/25	26,875	28,781
Morgan Stanley	5.000%	11/24/25	13,250	14,511
Morgan Stanley	3.875%	1/27/26	17,025	18,087
Morgan Stanley	6.250%	8/9/26	9,650	12,119
Morgan Stanley	4.350%	9/8/26	11,075	11,542
Morgan Stanley	3.950%	4/23/27	14,350	14,469
Morgan Stanley	7.250%	4/1/32	6,895	9,559
Morgan Stanley	6.375%	7/24/42	14,675	19,807
Morgan Stanley	4.300%	1/27/45	16,575	17,467
MUFG Americas Holdings Corp.	1.625%	2/9/18	4,950	4,960
MUFG Americas Holdings Corp.	2.250%	2/10/20	6,600	6,672
MUFG Americas Holdings Corp.	3.500%	6/18/22	5,400	5,726
MUFG Americas Holdings Corp.	3.000%	2/10/25	4,350	4,428
MUFG Union Bank NA	2.125%	6/16/17	1,800	1,817
MUFG Union Bank NA	2.625%	9/26/18	13,800	14,105
MUFG Union Bank NA	2.250%	5/6/19	2,375	2,412
Murray Street Investment Trust I	4.647%	3/9/17	6,300	6,443
National Australia Bank Ltd.	2.750%	3/9/17	6,165	6,240
National Australia Bank Ltd.	2.300%	7/25/18	3,225	3,283
National Australia Bank Ltd.	2.000%	1/14/19	3,000	3,044

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
National Australia Bank Ltd.	2.625%	7/23/20	3,245	3,354
National Australia Bank Ltd.	2.625%	1/14/21	4,000	4,148
National Australia Bank Ltd.	3.000%	1/20/23	3,450	3,608
National Australia Bank Ltd.	3.375%	1/14/26	2,000	2,122
National Bank of Canada	1.450%	11/7/17	2,200	2,207
National City Corp.	6.875%	5/15/19	4,215	4,767
Northern Trust Co.	6.500%	8/15/18	425	469
Northern Trust Corp.	3.450%	11/4/20	2,950	3,164
Northern Trust Corp.	2.375%	8/2/22	5,550	5,708
Northern Trust Corp.	3.950%	10/30/25	8,750	9,841
People’s United Bank NA	4.000%	7/15/24	3,000	3,063
People’s United Financial Inc.	3.650%	12/6/22	2,895	2,952
PNC Bank NA	4.875%	9/21/17	3,575	3,716
PNC Bank NA	1.500%	10/18/17	8,700	8,740
PNC Bank NA	6.000%	12/7/17	1,950	2,073
PNC Bank NA	1.500%	2/23/18	8,925	8,983
PNC Bank NA	1.600%	6/1/18	5,650	5,701
PNC Bank NA	1.850%	7/20/18	3,000	3,033
PNC Bank NA	1.800%	11/5/18	8,500	8,595
PNC Bank NA	2.200%	1/28/19	6,475	6,606
PNC Bank NA	1.950%	3/4/19	2,500	2,537
PNC Bank NA	2.250%	7/2/19	3,700	3,779
PNC Bank NA	2.400%	10/18/19	6,700	6,898
PNC Bank NA	2.300%	6/1/20	5,250	5,379
PNC Bank NA	2.600%	7/21/20	2,000	2,070
PNC Bank NA	2.450%	11/5/20	6,000	6,191
PNC Bank NA	2.150%	4/29/21	15,000	15,299
PNC Bank NA	2.700%	11/1/22	6,251	6,321
PNC Bank NA	2.950%	1/30/23	4,500	4,610
PNC Bank NA	3.300%	10/30/24	4,950	5,278
PNC Bank NA	2.950%	2/23/25	6,750	7,040
PNC Bank NA	3.250%	6/1/25	3,450	3,643
PNC Bank NA	4.200%	11/1/25	4,400	4,985
PNC Financial Services Group Inc.	2.854%	11/9/22	2,875	2,976
PNC Financial Services Group Inc.	3.900%	4/29/24	15,500	16,638
PNC Funding Corp.	6.700%	6/10/19	6,475	7,437
PNC Funding Corp.	5.125%	2/8/20	5,700	6,375
PNC Funding Corp.	4.375%	8/11/20	6,975	7,668
PNC Funding Corp.	3.300%	3/8/22	3,500	3,724
Regions Bank	7.500%	5/15/18	987	1,087
Regions Bank	6.450%	6/26/37	1,079	1,320
Regions Financial Corp.	2.000%	5/15/18	7,000	7,014
Regions Financial Corp.	3.200%	2/8/21	1,750	1,802
Regions Financial Corp.	7.375%	12/10/37	7,000	8,833
Royal Bank of Canada	1.250%	6/16/17	5,700	5,707
Royal Bank of Canada	1.400%	10/13/17	3,150	3,162
Royal Bank of Canada	1.500%	1/16/18	7,000	7,030
Royal Bank of Canada	2.200%	7/27/18	11,875	12,115
Royal Bank of Canada	1.800%	7/30/18	8,000	8,091
Royal Bank of Canada	2.000%	12/10/18	5,700	5,799
Royal Bank of Canada	1.625%	4/15/19	7,250	7,315
Royal Bank of Canada	2.350%	10/30/20	15,500	15,942
Royal Bank of Canada	2.500%	1/19/21	5,000	5,182
Royal Bank of Canada	4.650%	1/27/26	6,200	6,683
Royal Bank of Scotland Group plc	4.800%	4/5/26	1,000	1,023

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santander Bank NA	2.000%	1/12/18	2,950	2,946
Santander Bank NA	8.750%	5/30/18	425	473
Santander Holdings USA Inc.	3.450%	8/27/18	5,325	5,430
Santander Holdings USA Inc.	2.700%	5/24/19	13,440	13,490
Santander Holdings USA Inc.	2.650%	4/17/20	950	941
Santander Holdings USA Inc.	4.500%	7/17/25	3,425	3,537
Santander Issuances SAU	5.179%	11/19/25	14,700	14,639
Santander UK Group Holdings plc	2.875%	10/16/20	9,000	8,968
Santander UK Group Holdings plc	3.125%	1/8/21	8,300	8,318
Santander UK plc	3.050%	8/23/18	5,700	5,833
Santander UK plc	2.500%	3/14/19	23,875	24,121
Santander UK plc	2.350%	9/10/19	6,200	6,229
Santander UK plc	2.375%	3/16/20	4,810	4,814
Santander UK plc	4.000%	3/13/24	5,000	5,371
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,500	8,790
Societe Generale SA	2.625%	10/1/18	11,750	12,028
State Street Bank & Trust Co.	5.250%	10/15/18	2,579	2,779
State Street Corp.	4.956%	3/15/18	868	910
State Street Corp.	2.550%	8/18/20	300	311
State Street Corp.	4.375%	3/7/21	1,235	1,381
State Street Corp.	1.950%	5/19/21	4,575	4,631
State Street Corp.	3.100%	5/15/23	11,125	11,476
State Street Corp.	3.300%	12/16/24	2,500	2,690
State Street Corp.	3.550%	8/18/25	11,086	12,006
State Street Corp.	2.650%	5/19/26	4,550	4,651
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	5,350	5,350
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	6,925	6,962
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	2,750	2,753
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	7,025	7,163
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	5,250	5,303
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	4,025	4,111
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	5,500	5,575
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	750	765
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	2,500	2,542
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,775	1,819
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	568
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,828
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,125	6,640
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,650	2,780
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,682
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	9,470	9,866
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	13,000	14,245
SunTrust Bank	7.250%	3/15/18	1,200	1,309
SunTrust Bank	2.750%	5/1/23	2,150	2,181
SunTrust Bank	3.300%	5/15/26	3,000	3,042
SunTrust Banks Inc.	6.000%	9/11/17	2,550	2,678
SunTrust Banks Inc.	2.350%	11/1/18	6,575	6,678
SunTrust Banks Inc.	2.500%	5/1/19	2,700	2,758
SunTrust Banks Inc.	2.900%	3/3/21	2,725	2,817
SVB Financial Group	3.500%	1/29/25	2,100	2,133
Svenska Handelsbanken AB	1.625%	3/21/18	10,975	11,047
Svenska Handelsbanken AB	2.500%	1/25/19	6,250	6,437
Svenska Handelsbanken AB	2.250%	6/17/19	7,300	7,435
Svenska Handelsbanken AB	2.400%	10/1/20	6,350	6,514
Svenska Handelsbanken AB	2.450%	3/30/21	5,750	5,908

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Synchrony Financial	1.875%	8/15/17	800	801
Synchrony Financial	2.600%	1/15/19	5,700	5,754
Synchrony Financial	3.000%	8/15/19	5,050	5,147
Synchrony Financial	2.700%	2/3/20	3,025	3,035
Synchrony Financial	3.750%	8/15/21	3,500	3,626
Synchrony Financial	4.250%	8/15/24	17,700	18,332
Synchrony Financial	4.500%	7/23/25	8,350	8,661
Toronto-Dominion Bank	1.625%	3/13/18	8,300	8,375
Toronto-Dominion Bank	1.400%	4/30/18	11,129	11,184
Toronto-Dominion Bank	1.750%	7/23/18	20,450	20,663
Toronto-Dominion Bank	2.625%	9/10/18	10,000	10,289
Toronto-Dominion Bank	2.125%	7/2/19	4,600	4,753
Toronto-Dominion Bank	2.250%	11/5/19	13,000	13,361
Toronto-Dominion Bank	2.500%	12/14/20	5,000	5,174
Toronto-Dominion Bank	2.125%	4/7/21	17,925	18,244
UBS AG	1.375%	6/1/17	7,350	7,357
UBS AG	1.375%	8/14/17	7,025	7,029
UBS AG	5.875%	12/20/17	560	596
UBS AG	1.800%	3/26/18	5,000	5,043
UBS AG	5.750%	4/25/18	3,265	3,510
UBS AG	2.375%	8/14/19	12,162	12,445
UBS AG	2.350%	3/26/20	1,925	1,972
UBS AG	4.875%	8/4/20	875	983
US Bancorp	1.950%	11/15/18	3,725	3,798
US Bancorp	2.350%	1/29/21	3,675	3,788
US Bancorp	4.125%	5/24/21	2,515	2,799
US Bancorp	3.000%	3/15/22	4,225	4,497
US Bancorp	2.950%	7/15/22	11,275	11,700
US Bancorp	3.700%	1/30/24	11,050	12,187
US Bancorp	3.100%	4/27/26	4,000	4,163
US Bank NA	1.350%	1/26/18	3,400	3,420
US Bank NA	1.450%	1/29/18	6,000	6,041
US Bank NA	1.400%	4/26/19	12,000	12,061
US Bank NA	2.125%	10/28/19	9,800	10,025
US Bank NA	2.800%	1/27/25	7,500	7,787
Wachovia Bank NA	5.850%	2/1/37	11,025	13,969
Wachovia Corp.	5.750%	2/1/18	14,665	15,683
Wachovia Corp.	6.605%	10/1/25	825	1,036
Wachovia Corp.	7.500%	4/15/35	500	696
Wachovia Corp.	5.500%	8/1/35	1,775	2,103
Wachovia Corp.	6.550%	10/15/35	250	317
Wells Fargo & Co.	2.100%	5/8/17	3,625	3,657
Wells Fargo & Co.	1.400%	9/8/17	7,825	7,853
Wells Fargo & Co.	5.625%	12/11/17	20,451	21,761
Wells Fargo & Co.	1.500%	1/16/18	6,300	6,335
Wells Fargo & Co.	2.150%	1/15/19	9,250	9,439
Wells Fargo & Co.	2.150%	1/30/20	9,625	9,792
Wells Fargo & Co.	2.600%	7/22/20	32,075	32,975
Wells Fargo & Co.	2.550%	12/7/20	10,375	10,639
Wells Fargo & Co.	3.000%	1/22/21	8,000	8,376
Wells Fargo & Co.	2.500%	3/4/21	23,200	23,749
Wells Fargo & Co.	4.600%	4/1/21	15,140	16,913
Wells Fargo & Co.	3.500%	3/8/22	18,200	19,499
Wells Fargo & Co.	3.450%	2/13/23	12,075	12,468
Wells Fargo & Co.	4.125%	8/15/23	18,350	19,681

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wells Fargo & Co.	4.480%	1/16/24	10,000	10,910
Wells Fargo & Co.	3.300%	9/9/24	9,250	9,679
Wells Fargo & Co.	3.000%	2/19/25	4,675	4,784
Wells Fargo & Co.	3.550%	9/29/25	15,000	15,991
Wells Fargo & Co.	3.000%	4/22/26	22,700	23,076
Wells Fargo & Co.	4.100%	6/3/26	13,650	14,584
Wells Fargo & Co.	4.300%	7/22/27	6,700	7,216
Wells Fargo & Co.	5.375%	2/7/35	3,825	4,650
Wells Fargo & Co.	5.375%	11/2/43	11,879	13,850
Wells Fargo & Co.	5.606%	1/15/44	7,500	8,986
Wells Fargo & Co.	4.650%	11/4/44	14,475	15,219
Wells Fargo & Co.	3.900%	5/1/45	11,825	12,386
Wells Fargo & Co.	4.900%	11/17/45	11,025	12,077
Wells Fargo & Co.	4.400%	6/14/46	8,950	9,065
Wells Fargo Bank NA	6.000%	11/15/17	2,975	3,164
Wells Fargo Bank NA	1.650%	1/22/18	7,700	7,765
Wells Fargo Bank NA	1.750%	5/24/19	10,950	11,078
Wells Fargo Bank NA	5.950%	8/26/36	2,700	3,444
Wells Fargo Bank NA	6.600%	1/15/38	9,695	13,305
4 Wells Fargo Capital X	5.950%	12/1/86	3,500	3,719
Westpac Banking Corp.	2.000%	8/14/17	4,750	4,797
Westpac Banking Corp.	1.500%	12/1/17	14,375	14,456
Westpac Banking Corp.	1.600%	1/12/18	4,210	4,236
Westpac Banking Corp.	2.250%	7/30/18	8,325	8,490
Westpac Banking Corp.	1.950%	11/23/18	5,000	5,065
Westpac Banking Corp.	2.250%	1/17/19	14,300	14,514
Westpac Banking Corp.	1.650%	5/13/19	6,000	6,038
Westpac Banking Corp.	4.875%	11/19/19	9,420	10,427
Westpac Banking Corp.	2.600%	11/23/20	16,000	16,535
Westpac Banking Corp.	2.100%	5/13/21	25,000	25,274
Westpac Banking Corp.	2.850%	5/13/26	15,000	15,252

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,800	2,961
Affiliated Managers Group Inc.	3.500%	8/1/25	4,600	4,584
Ameriprise Financial Inc.	4.000%	10/15/23	3,150	3,426
Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,809
Apollo Investment Corp.	5.250%	3/3/25	600	602
BGC Partners Inc.	5.375%	12/9/19	500	520
7 BGC Partners Inc.	5.125%	5/27/21	1,450	1,466
BlackRock Inc.	6.250%	9/15/17	110	117
BlackRock Inc.	4.250%	5/24/21	5,775	6,463
BlackRock Inc.	3.375%	6/1/22	8,750	9,469
BlackRock Inc.	3.500%	3/18/24	7,650	8,331
Brookfield Asset Management Inc.	4.000%	1/15/25	4,725	4,805
Brookfield Asset Management Inc.	7.375%	3/1/33	1,500	1,825
Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,039
Charles Schwab Corp.	4.450%	7/22/20	775	859
Charles Schwab Corp.	3.225%	9/1/22	4,464	4,724
Charles Schwab Corp.	3.450%	2/13/26	4,225	4,508
CME Group Inc.	3.000%	9/15/22	5,800	6,162
CME Group Inc.	3.000%	3/15/25	750	781
CME Group Inc.	5.300%	9/15/43	6,185	7,807
E*TRADE Financial Corp.	5.375%	11/15/22	3,100	3,274
E*TRADE Financial Corp.	4.625%	9/15/23	2,525	2,557

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Eaton Vance Corp.	3.625%	6/15/23	1,875	2,004
7 FMR LLC	7.490%	6/15/19	200	231
Franklin Resources Inc.	1.375%	9/15/17	1,775	1,784
Franklin Resources Inc.	2.800%	9/15/22	4,875	5,044
Franklin Resources Inc.	2.850%	3/30/25	3,000	3,081
Intercontinental Exchange Inc.	2.500%	10/15/18	625	640
Intercontinental Exchange Inc.	2.750%	12/1/20	4,525	4,738
Intercontinental Exchange Inc.	4.000%	10/15/23	10,000	10,822
Intercontinental Exchange Inc.	3.750%	12/1/25	7,240	7,814
Invesco Finance plc	3.125%	11/30/22	8,350	8,735
Invesco Finance plc	4.000%	1/30/24	6,125	6,726
Invesco Finance plc	3.750%	1/15/26	10	11
Invesco Finance plc	5.375%	11/30/43	6,025	7,150
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,595
Jefferies Group LLC	5.125%	4/13/18	4,125	4,315
Jefferies Group LLC	8.500%	7/15/19	3,000	3,445
Jefferies Group LLC	6.875%	4/15/21	5,045	5,729
Jefferies Group LLC	5.125%	1/20/23	2,775	2,908
Jefferies Group LLC	6.450%	6/8/27	1,235	1,373
Jefferies Group LLC	6.250%	1/15/36	1,830	1,886
Jefferies Group LLC	6.500%	1/20/43	2,850	2,831
Lazard Group LLC	6.850%	6/15/17	464	486
Lazard Group LLC	4.250%	11/14/20	425	455
Lazard Group LLC	3.750%	2/13/25	100	99
Legg Mason Inc.	2.700%	7/15/19	1,450	1,480
Legg Mason Inc.	3.950%	7/15/24	400	406
Legg Mason Inc.	4.750%	3/15/26	1,500	1,582
Legg Mason Inc.	5.625%	1/15/44	4,875	4,987
Leucadia National Corp.	5.500%	10/18/23	8,050	8,177
Leucadia National Corp.	6.625%	10/23/43	825	720
Nasdaq Inc.	5.550%	1/15/20	4,400	4,841
Nasdaq Inc.	4.250%	6/1/24	1,500	1,576
Nasdaq Inc.	3.850%	6/30/26	3,200	3,252
Nomura Holdings Inc.	2.750%	3/19/19	19,675	20,122
NYSE Euronext	2.000%	10/5/17	5,150	5,202
Raymond James Financial Inc.	8.600%	8/15/19	1,575	1,867
Stifel Financial Corp.	3.500%	12/1/20	1,500	1,524
Stifel Financial Corp.	4.250%	7/18/24	1,900	1,928
TD Ameritrade Holding Corp.	2.950%	4/1/22	6,700	6,989
TD Ameritrade Holding Corp.	3.625%	4/1/25	1,600	1,710

Finance Companies (0.2%)
AerCap Ireland Capital Ltd. /
AerCap Global Aviation Trust	3.950%	2/1/22	4,500	4,477
Air Lease Corp.	2.125%	1/15/18	3,750	3,722
Air Lease Corp.	3.375%	1/15/19	5,700	5,800
Air Lease Corp.	4.750%	3/1/20	4,000	4,250
Air Lease Corp.	3.875%	4/1/21	9,743	10,060
Air Lease Corp.	3.375%	6/1/21	1,625	1,664
Air Lease Corp.	3.750%	2/1/22	5,525	5,635
Air Lease Corp.	4.250%	9/15/24	600	612
Ares Capital Corp.	4.875%	11/30/18	7,000	7,322
FS Investment Corp.	4.000%	7/15/19	2,225	2,241
FS Investment Corp.	4.250%	1/15/20	1,000	1,023
FS Investment Corp.	4.750%	5/15/22	1,500	1,524

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
GATX Corp.	2.375%	7/30/18	7,000	7,030
GATX Corp.	2.500%	7/30/19	300	303
GATX Corp.	2.600%	3/30/20	2,250	2,224
GATX Corp.	4.750%	6/15/22	1,550	1,660
GATX Corp.	3.250%	3/30/25	2,175	2,117
GATX Corp.	5.200%	3/15/44	325	330
GATX Corp.	4.500%	3/30/45	1,275	1,169
7 GE Capital International Funding Co.	2.342%	11/15/20	53,914	55,715
7 GE Capital International Funding Co.	3.373%	11/15/25	19,343	21,107
7 GE Capital International Funding Co.	4.418%	11/15/35	62,635	70,172
HSBC Finance Corp.	6.676%	1/15/21	28,865	32,329
7 International Lease Finance Corp.	7.125%	9/1/18	12,615	13,845
Prospect Capital Corp.	5.000%	7/15/19	2,150	2,123
Prospect Capital Corp.	5.875%	3/15/23	550	533

Insurance (1.4%)
ACE Capital Trust II	9.700%	4/1/30	900	1,309
AEGON Funding Co. LLC	5.750%	12/15/20	4,641	5,346
Aetna Inc.	1.500%	11/15/17	500	502
Aetna Inc.	1.700%	6/7/18	10,000	10,072
Aetna Inc.	2.200%	3/15/19	2,375	2,420
Aetna Inc.	1.900%	6/7/19	10,500	10,633
Aetna Inc.	3.950%	9/1/20	5,525	5,942
Aetna Inc.	4.125%	6/1/21	1,680	1,828
Aetna Inc.	2.400%	6/15/21	3,920	4,002
Aetna Inc.	2.750%	11/15/22	13,910	14,198
Aetna Inc.	2.800%	6/15/23	500	510
Aetna Inc.	3.500%	11/15/24	3,500	3,707
Aetna Inc.	3.200%	6/15/26	4,900	5,028
Aetna Inc.	4.250%	6/15/36	6,610	6,833
Aetna Inc.	6.625%	6/15/36	4,125	5,512
Aetna Inc.	6.750%	12/15/37	3,000	4,073
Aetna Inc.	4.500%	5/15/42	4,600	4,874
Aetna Inc.	4.125%	11/15/42	1,425	1,442
Aetna Inc.	4.750%	3/15/44	400	443
Aetna Inc.	4.375%	6/15/46	15,295	15,901
Aflac Inc.	2.400%	3/16/20	2,750	2,834
Aflac Inc.	3.625%	6/15/23	8,850	9,501
Aflac Inc.	6.900%	12/17/39	2,900	4,087
Aflac Inc.	6.450%	8/15/40	1,850	2,476
Alleghany Corp.	4.950%	6/27/22	3,000	3,339
Alleghany Corp.	4.900%	9/15/44	4,575	4,759
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	12,400	12,675
Allied World Assurance Co. Ltd.	5.500%	11/15/20	1,180	1,316
Allstate Corp.	3.150%	6/15/23	2,500	2,641
Allstate Corp.	5.350%	6/1/33	150	184
Allstate Corp.	5.550%	5/9/35	420	531
Allstate Corp.	5.950%	4/1/36	525	699
Allstate Corp.	4.500%	6/15/43	1,675	1,949
4 Allstate Corp.	5.750%	8/15/53	450	460
4 Allstate Corp.	6.125%	5/15/67	7,734	6,806
4 Allstate Corp.	6.500%	5/15/67	2,575	2,794
Alterra Finance LLC	6.250%	9/30/20	745	849
American Financial Group Inc.	9.875%	6/15/19	1,410	1,703
American International Group Inc.	5.850%	1/16/18	5,950	6,351

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American International Group Inc.	2.300%	7/16/19	7,425	7,553
American International Group Inc.	3.375%	8/15/20	2,650	2,783
American International Group Inc.	6.400%	12/15/20	15,675	18,412
American International Group Inc.	3.300%	3/1/21	2,500	2,608
American International Group Inc.	4.875%	6/1/22	10,600	11,809
American International Group Inc.	4.125%	2/15/24	2,105	2,223
American International Group Inc.	3.750%	7/10/25	1,575	1,607
American International Group Inc.	3.900%	4/1/26	11,000	11,355
American International Group Inc.	3.875%	1/15/35	8,775	8,299
American International Group Inc.	4.700%	7/10/35	2,935	3,047
American International Group Inc.	6.250%	5/1/36	15,655	18,642
American International Group Inc.	4.500%	7/16/44	2,300	2,238
American International Group Inc.	4.800%	7/10/45	400	407
American International Group Inc.	4.375%	1/15/55	3,685	3,416
4 American International Group Inc.	8.175%	5/15/68	1,900	2,380
Anthem Inc.	1.875%	1/15/18	420	422
Anthem Inc.	7.000%	2/15/19	5	6
Anthem Inc.	4.350%	8/15/20	6,250	6,799
Anthem Inc.	3.700%	8/15/21	4,780	5,106
Anthem Inc.	3.125%	5/15/22	3,470	3,588
Anthem Inc.	3.300%	1/15/23	11,621	12,011
Anthem Inc.	3.500%	8/15/24	5,850	6,061
Anthem Inc.	5.950%	12/15/34	5,170	6,108
Anthem Inc.	5.850%	1/15/36	2,450	2,933
Anthem Inc.	6.375%	6/15/37	3,540	4,489
Anthem Inc.	4.625%	5/15/42	7,900	8,295
Anthem Inc.	4.650%	1/15/43	6,100	6,453
Anthem Inc.	5.100%	1/15/44	3,505	3,941
Anthem Inc.	4.650%	8/15/44	1,312	1,404
Anthem Inc.	4.850%	8/15/54	2,525	2,660
Aon Corp.	5.000%	9/30/20	4,170	4,667
Aon Corp.	6.250%	9/30/40	2,125	2,706
Aon plc	2.800%	3/15/21	8,355	8,603
Aon plc	4.000%	11/27/23	2,675	2,838
Aon plc	3.500%	6/14/24	4,400	4,543
Aon plc	4.450%	5/24/43	1,350	1,363
Aon plc	4.600%	6/14/44	3,050	3,108
Aon plc	4.750%	5/15/45	1,850	1,994
Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,488
Arch Capital Group US Inc.	5.144%	11/1/43	5,950	6,467
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	3,800	4,245
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	9,400	9,987
Assurant Inc.	4.000%	3/15/23	6,975	7,183
Assurant Inc.	6.750%	2/15/34	4,325	5,377
AXA SA	8.600%	12/15/30	6,970	9,498
Axis Specialty Finance LLC	5.875%	6/1/20	11,950	13,376
AXIS Specialty Finance plc	2.650%	4/1/19	625	633
AXIS Specialty Finance plc	5.150%	4/1/45	2,600	2,812
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	4,400	4,442
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	13,645	14,766
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	9,750	9,988
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	3,340	3,393
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	12,650	13,437
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	10,020	11,162
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	2,925	3,117

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	155	205
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,100	2,353
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	300	333
Berkshire Hathaway Inc.	1.550%	2/9/18	225	227
Berkshire Hathaway Inc.	2.100%	8/14/19	7,075	7,294
Berkshire Hathaway Inc.	3.000%	2/11/23	900	951
Berkshire Hathaway Inc.	2.750%	3/15/23	12,190	12,593
Berkshire Hathaway Inc.	3.125%	3/15/26	23,500	24,643
Berkshire Hathaway Inc.	4.500%	2/11/43	2,825	3,194
Brown & Brown Inc.	4.200%	9/15/24	4,830	4,902
Chubb Corp.	5.750%	5/15/18	5,277	5,722
Chubb Corp.	6.000%	5/11/37	1,450	1,967
Chubb INA Holdings Inc.	5.800%	3/15/18	475	510
Chubb INA Holdings Inc.	5.900%	6/15/19	785	883
Chubb INA Holdings Inc.	2.300%	11/3/20	3,825	3,932
Chubb INA Holdings Inc.	2.875%	11/3/22	12,375	12,943
Chubb INA Holdings Inc.	2.700%	3/13/23	2,100	2,155
Chubb INA Holdings Inc.	3.350%	5/15/24	7,650	8,148
Chubb INA Holdings Inc.	3.150%	3/15/25	5,750	6,001
Chubb INA Holdings Inc.	3.350%	5/3/26	8,750	9,320
Chubb INA Holdings Inc.	6.700%	5/15/36	500	718
Chubb INA Holdings Inc.	4.150%	3/13/43	5,675	6,319
Chubb INA Holdings Inc.	4.350%	11/3/45	8,661	9,930
Cigna Corp.	5.125%	6/15/20	375	416
Cigna Corp.	4.375%	12/15/20	200	218
Cigna Corp.	4.500%	3/15/21	1,090	1,194
Cigna Corp.	4.000%	2/15/22	1,560	1,685
Cigna Corp.	3.250%	4/15/25	15,025	15,365
Cigna Corp.	7.875%	5/15/27	425	587
Cigna Corp.	6.150%	11/15/36	7,254	9,002
Cigna Corp.	5.875%	3/15/41	1,665	2,040
Cigna Corp.	5.375%	2/15/42	1,425	1,678
Cincinnati Financial Corp.	6.920%	5/15/28	4,200	5,534
CNA Financial Corp.	7.350%	11/15/19	2,755	3,173
CNA Financial Corp.	5.875%	8/15/20	355	401
CNA Financial Corp.	5.750%	8/15/21	2,765	3,187
CNA Financial Corp.	3.950%	5/15/24	3,275	3,464
CNA Financial Corp.	4.500%	3/1/26	4,000	4,279
Coventry Health Care Inc.	5.450%	6/15/21	3,810	4,354
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,279	1,546
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,500	3,589
First American Financial Corp.	4.300%	2/1/23	1,025	1,049
First American Financial Corp.	4.600%	11/15/24	4,675	4,905
Hanover Insurance Group Inc.	4.500%	4/15/26	2,950	3,048
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,584	1,695
Hartford Financial Services Group Inc.	6.000%	1/15/19	925	1,014
Hartford Financial Services Group Inc.	5.500%	3/30/20	4,100	4,622
Hartford Financial Services Group Inc.	5.125%	4/15/22	825	937
Hartford Financial Services Group Inc.	5.950%	10/15/36	300	368
Hartford Financial Services Group Inc.	6.625%	3/30/40	1,500	1,938
Hartford Financial Services Group Inc.	6.100%	10/1/41	2,150	2,653
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,308
Horace Mann Educators Corp.	4.500%	12/1/25	1,000	1,051
Humana Inc.	6.300%	8/1/18	150	164
Humana Inc.	2.625%	10/1/19	1,525	1,565

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Humana Inc.	3.150%	12/1/22	3,825	3,931
Humana Inc.	3.850%	10/1/24	6,900	7,343
Humana Inc.	8.150%	6/15/38	2,775	4,026
Humana Inc.	4.625%	12/1/42	2,175	2,267
Humana Inc.	4.950%	10/1/44	2,025	2,220
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,550	1,649
Kemper Corp.	4.350%	2/15/25	6,825	7,070
Lincoln National Corp.	8.750%	7/1/19	526	624
Lincoln National Corp.	6.250%	2/15/20	4,795	5,416
Lincoln National Corp.	4.850%	6/24/21	4,212	4,662
Lincoln National Corp.	4.200%	3/15/22	1,025	1,097
Lincoln National Corp.	4.000%	9/1/23	2,000	2,080
Lincoln National Corp.	6.150%	4/7/36	3,400	3,999
Lincoln National Corp.	6.300%	10/9/37	1,550	1,829
Loews Corp.	2.625%	5/15/23	9,600	9,666
Loews Corp.	6.000%	2/1/35	200	247
Loews Corp.	4.125%	5/15/43	4,865	4,922
Manulife Financial Corp.	4.900%	9/17/20	4,875	5,401
Manulife Financial Corp.	4.150%	3/4/26	4,925	5,288
Manulife Financial Corp.	5.375%	3/4/46	5,850	6,899
Markel Corp.	4.900%	7/1/22	4,665	5,186
Markel Corp.	3.625%	3/30/23	2,175	2,253
Markel Corp.	5.000%	3/30/43	575	615
Markel Corp.	5.000%	4/5/46	3,500	3,694
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,200	1,224
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,600	5,710
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,518
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,380	4,563
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	13,000	13,459
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,425	2,516
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,050	4,270
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	3,425	4,212
7 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	866
7 Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	10	10
MetLife Inc.	1.756%	12/15/17	8,000	8,072
MetLife Inc.	1.903%	12/15/17	3,270	3,304
MetLife Inc.	6.817%	8/15/18	895	998
MetLife Inc.	7.717%	2/15/19	1,170	1,352
MetLife Inc.	4.750%	2/8/21	9,545	10,705
MetLife Inc.	3.048%	12/15/22	5,475	5,625
MetLife Inc.	3.600%	4/10/24	18,100	19,084
MetLife Inc.	3.000%	3/1/25	5,475	5,527
MetLife Inc.	3.600%	11/13/25	8,000	8,405
MetLife Inc.	6.500%	12/15/32	250	325
MetLife Inc.	6.375%	6/15/34	2,195	2,840
MetLife Inc.	5.700%	6/15/35	8,360	10,169
MetLife Inc.	5.875%	2/6/41	6,720	8,372
MetLife Inc.	4.125%	8/13/42	7,350	7,317
MetLife Inc.	4.875%	11/13/43	6,300	6,930
MetLife Inc.	4.721%	12/15/44	5,350	5,762
MetLife Inc.	4.050%	3/1/45	4,600	4,514
MetLife Inc.	4.600%	5/13/46	2,275	2,432
4 MetLife Inc.	6.400%	12/15/66	9,930	10,551
4 MetLife Inc.	10.750%	8/1/69	350	544
Montpelier Re Holdings Ltd.	4.700%	10/15/22	275	287

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Munich Re America Corp.	7.450%	12/15/26	1,200	1,595
4 Nationwide Financial Services Inc.	6.750%	5/15/87	325	335
Old Republic International Corp.	4.875%	10/1/24	4,200	4,490
OneBeacon US Holdings Inc.	4.600%	11/9/22	6,250	6,378
PartnerRe Finance B LLC	5.500%	6/1/20	7,958	8,876
Principal Financial Group Inc.	8.875%	5/15/19	2,915	3,442
Principal Financial Group Inc.	6.050%	10/15/36	2,000	2,501
Principal Financial Group Inc.	4.350%	5/15/43	475	482
4 Principal Financial Group Inc.	4.700%	5/15/55	2,700	2,633
ProAssurance Corp.	5.300%	11/15/23	325	351
Progressive Corp.	3.750%	8/23/21	10,655	11,704
Progressive Corp.	6.625%	3/1/29	725	961
Progressive Corp.	4.350%	4/25/44	1,500	1,716
Protective Life Corp.	7.375%	10/15/19	950	1,098
Protective Life Corp.	8.450%	10/15/39	1,244	1,743
Prudential Financial Inc.	6.000%	12/1/17	958	1,026
Prudential Financial Inc.	2.300%	8/15/18	3,200	3,266
Prudential Financial Inc.	7.375%	6/15/19	795	923
Prudential Financial Inc.	2.350%	8/15/19	2,200	2,241
Prudential Financial Inc.	5.375%	6/21/20	3,695	4,168
Prudential Financial Inc.	4.500%	11/15/20	5,000	5,516
Prudential Financial Inc.	4.500%	11/16/21	675	758
Prudential Financial Inc.	3.500%	5/15/24	3,175	3,300
Prudential Financial Inc.	5.750%	7/15/33	1,280	1,510
Prudential Financial Inc.	5.400%	6/13/35	2,875	3,261
Prudential Financial Inc.	5.900%	3/17/36	2,300	2,757
Prudential Financial Inc.	5.700%	12/14/36	7,720	9,177
Prudential Financial Inc.	6.625%	12/1/37	5,050	6,520
Prudential Financial Inc.	6.625%	6/21/40	9,700	12,580
Prudential Financial Inc.	6.200%	11/15/40	150	185
Prudential Financial Inc.	5.625%	5/12/41	1,345	1,569
4 Prudential Financial Inc.	5.875%	9/15/42	2,400	2,580
4 Prudential Financial Inc.	5.625%	6/15/43	8,775	9,104
Prudential Financial Inc.	5.100%	8/15/43	4,075	4,529
4 Prudential Financial Inc.	5.200%	3/15/44	3,075	2,998
Prudential Financial Inc.	4.600%	5/15/44	13,925	14,827
4 Prudential Financial Inc.	5.375%	5/15/45	1,650	1,664
4 Prudential Financial Inc.	8.875%	6/15/68	2,400	2,640
Reinsurance Group of America Inc.	5.000%	6/1/21	4,466	4,940
Reinsurance Group of America Inc.	4.700%	9/15/23	1,400	1,518
Reinsurance Group of America Inc.	3.950%	9/15/26	2,100	2,158
7 Reliance Standard Life Global Funding II	2.500%	1/15/20	500	507
StanCorp Financial Group Inc.	5.000%	8/15/22	1,400	1,539
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,425	3,153
Torchmark Corp.	9.250%	6/15/19	895	1,068
Transatlantic Holdings Inc.	8.000%	11/30/39	6,225	8,597
Travelers Cos. Inc.	5.750%	12/15/17	4,475	4,770
Travelers Cos. Inc.	5.800%	5/15/18	1,215	1,318
Travelers Cos. Inc.	5.900%	6/2/19	225	254
Travelers Cos. Inc.	3.900%	11/1/20	1,870	2,052
Travelers Cos. Inc.	6.750%	6/20/36	1,525	2,209
Travelers Cos. Inc.	6.250%	6/15/37	4,885	6,775
Travelers Cos. Inc.	5.350%	11/1/40	4,145	5,335
Travelers Cos. Inc.	4.600%	8/1/43	2,820	3,358
Travelers Cos. Inc.	4.300%	8/25/45	500	567

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Travelers Cos. Inc.	3.750%	5/15/46	4,625	4,836
Trinity Acquisition plc	4.625%	8/15/23	500	538
Trinity Acquisition plc	6.125%	8/15/43	2,725	3,043
UnitedHealth Group Inc.	1.450%	7/17/17	5,100	5,125
UnitedHealth Group Inc.	1.400%	10/15/17	2,450	2,464
UnitedHealth Group Inc.	1.400%	12/15/17	125	126
UnitedHealth Group Inc.	6.000%	2/15/18	8,035	8,664
UnitedHealth Group Inc.	1.900%	7/16/18	7,250	7,362
UnitedHealth Group Inc.	1.625%	3/15/19	7,000	7,065
UnitedHealth Group Inc.	2.300%	12/15/19	2,450	2,529
UnitedHealth Group Inc.	2.700%	7/15/20	8,225	8,564
UnitedHealth Group Inc.	3.875%	10/15/20	2,025	2,211
UnitedHealth Group Inc.	4.700%	2/15/21	2,235	2,520
UnitedHealth Group Inc.	2.125%	3/15/21	2,500	2,545
UnitedHealth Group Inc.	3.375%	11/15/21	145	156
UnitedHealth Group Inc.	2.875%	12/15/21	4,100	4,317
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,444
UnitedHealth Group Inc.	3.350%	7/15/22	10,475	11,209
UnitedHealth Group Inc.	2.750%	2/15/23	3,600	3,698
UnitedHealth Group Inc.	2.875%	3/15/23	1,500	1,556
UnitedHealth Group Inc.	3.750%	7/15/25	20,250	22,224
UnitedHealth Group Inc.	3.100%	3/15/26	6,525	6,840
UnitedHealth Group Inc.	4.625%	7/15/35	3,050	3,541
UnitedHealth Group Inc.	5.800%	3/15/36	3,525	4,622
UnitedHealth Group Inc.	6.500%	6/15/37	625	872
UnitedHealth Group Inc.	6.625%	11/15/37	4,550	6,475
UnitedHealth Group Inc.	6.875%	2/15/38	12,920	18,830
UnitedHealth Group Inc.	5.950%	2/15/41	1,225	1,631
UnitedHealth Group Inc.	4.625%	11/15/41	2,975	3,397
UnitedHealth Group Inc.	4.375%	3/15/42	1,300	1,446
UnitedHealth Group Inc.	3.950%	10/15/42	3,500	3,663
UnitedHealth Group Inc.	4.250%	3/15/43	3,275	3,565
UnitedHealth Group Inc.	4.750%	7/15/45	11,485	13,845
Unum Group	5.625%	9/15/20	625	700
Unum Group	4.000%	3/15/24	5,300	5,475
Unum Group	5.750%	8/15/42	2,273	2,526
Validus Holdings Ltd.	8.875%	1/26/40	2,950	4,112
Voya Financial Inc.	2.900%	2/15/18	4,082	4,160
Voya Financial Inc.	3.650%	6/15/26	2,350	2,363
Voya Financial Inc.	5.700%	7/15/43	4,550	5,127
Voya Financial Inc.	4.800%	6/15/46	3,000	3,003
Willis Towers Watson plc	5.750%	3/15/21	1,385	1,552
WR Berkley Corp.	5.375%	9/15/20	375	416
WR Berkley Corp.	4.625%	3/15/22	6,300	6,864
WR Berkley Corp.	4.750%	8/1/44	2,705	2,820
XLIT Ltd.	5.750%	10/1/21	2,030	2,333
XLIT Ltd.	6.375%	11/15/24	375	453
XLIT Ltd.	4.450%	3/31/25	2,200	2,233
XLIT Ltd.	6.250%	5/15/27	2,192	2,650
XLIT Ltd.	5.250%	12/15/43	2,950	3,218
XLIT Ltd.	5.500%	3/31/45	2,800	2,792

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	150	157

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	1,900	1,918
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,825	1,974
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	220	228
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,706
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	2,300	2,383
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,325	2,439
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	2,000	2,077
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,200	2,330
AvalonBay Communities Inc.	3.625%	10/1/20	4,000	4,274
AvalonBay Communities Inc.	2.950%	9/15/22	75	77
AvalonBay Communities Inc.	2.850%	3/15/23	1,720	1,758
AvalonBay Communities Inc.	4.200%	12/15/23	1,405	1,547
AvalonBay Communities Inc.	3.500%	11/15/24	850	898
AvalonBay Communities Inc.	3.450%	6/1/25	8,445	8,899
AvalonBay Communities Inc.	2.950%	5/11/26	1,500	1,517
Boston Properties LP	3.700%	11/15/18	1,635	1,712
Boston Properties LP	5.625%	11/15/20	6,675	7,649
Boston Properties LP	4.125%	5/15/21	1,410	1,538
Boston Properties LP	3.850%	2/1/23	8,325	8,957
Boston Properties LP	3.800%	2/1/24	3,600	3,868
Boston Properties LP	3.650%	2/1/26	6,800	7,250
Brandywine Operating Partnership LP	5.700%	5/1/17	275	284
Brandywine Operating Partnership LP	4.950%	4/15/18	2,225	2,331
Brandywine Operating Partnership LP	3.950%	2/15/23	950	960
Brandywine Operating Partnership LP	4.100%	10/1/24	2,950	3,034
Brandywine Operating Partnership LP	4.550%	10/1/29	3,705	3,860
Brixmor Operating Partnership LP	3.875%	8/15/22	3,000	3,081
Brixmor Operating Partnership LP	3.850%	2/1/25	10,450	10,469
Brixmor Operating Partnership LP	4.125%	6/15/26	2,400	2,463
Camden Property Trust	4.625%	6/15/21	1,025	1,131
Camden Property Trust	2.950%	12/15/22	5,575	5,653
Camden Property Trust	4.250%	1/15/24	1,363	1,477
CBL & Associates LP	5.250%	12/1/23	2,950	2,800
CBL & Associates LP	4.600%	10/15/24	4,800	4,391
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	4,000	4,093
Corporate Office Properties LP	3.700%	6/15/21	6,375	6,432
Corporate Office Properties LP	3.600%	5/15/23	950	923
CubeSmart LP	4.375%	12/15/23	1,850	2,008
CubeSmart LP	4.000%	11/15/25	1,375	1,457
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,525	1,614
DDR Corp.	7.875%	9/1/20	3,300	3,982
DDR Corp.	4.625%	7/15/22	4,250	4,601
DDR Corp.	3.375%	5/15/23	3,825	3,804
DDR Corp.	4.250%	2/1/26	1,700	1,782
Digital Realty Trust LP	3.400%	10/1/20	3,800	3,958
Digital Realty Trust LP	5.250%	3/15/21	3,265	3,655
Digital Realty Trust LP	3.950%	7/1/22	7,150	7,559
Digital Realty Trust LP	3.625%	10/1/22	3,675	3,802
Digital Realty Trust LP	4.750%	10/1/25	2,725	2,913
Duke Realty LP	3.875%	2/15/21	10,000	10,580
Duke Realty LP	3.625%	4/15/23	4,915	5,184
Duke Realty LP	3.750%	12/1/24	1,500	1,579

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
EPR Properties	5.750%	8/15/22	475	517
EPR Properties	5.250%	7/15/23	3,375	3,573
EPR Properties	4.500%	4/1/25	7,023	6,965
Equity CommonWealth	6.250%	6/15/17	1,725	1,759
Equity CommonWealth	6.650%	1/15/18	975	1,019
Equity CommonWealth	5.875%	9/15/20	200	221
Equity One Inc.	3.750%	11/15/22	2,000	2,041
ERP Operating LP	5.750%	6/15/17	1,673	1,741
ERP Operating LP	2.375%	7/1/19	2,600	2,661
ERP Operating LP	4.750%	7/15/20	5,510	6,117
ERP Operating LP	4.625%	12/15/21	1,284	1,449
ERP Operating LP	3.000%	4/15/23	1,675	1,721
ERP Operating LP	3.375%	6/1/25	300	316
ERP Operating LP	4.500%	7/1/44	4,400	4,896
ERP Operating LP	4.500%	6/1/45	3,175	3,528
Essex Portfolio LP	3.375%	1/15/23	3,125	3,229
Essex Portfolio LP	3.250%	5/1/23	1,425	1,460
Essex Portfolio LP	3.875%	5/1/24	500	534
Essex Portfolio LP	3.500%	4/1/25	8,800	9,132
Essex Portfolio LP	3.375%	4/15/26	3,000	3,065
Federal Realty Investment Trust	2.550%	1/15/21	275	281
Federal Realty Investment Trust	3.000%	8/1/22	1,600	1,661
Federal Realty Investment Trust	2.750%	6/1/23	950	969
Federal Realty Investment Trust	4.500%	12/1/44	5,300	5,806
HCP Inc.	6.700%	1/30/18	1,500	1,614
HCP Inc.	2.625%	2/1/20	5,000	5,043
HCP Inc.	5.375%	2/1/21	1,215	1,351
HCP Inc.	3.150%	8/1/22	3,375	3,360
HCP Inc.	4.000%	12/1/22	5,020	5,229
HCP Inc.	4.250%	11/15/23	7,750	8,050
HCP Inc.	4.200%	3/1/24	7,850	8,080
HCP Inc.	3.875%	8/15/24	4,450	4,531
HCP Inc.	3.400%	2/1/25	4,850	4,690
HCP Inc.	4.000%	6/1/25	425	429
HCP Inc.	6.750%	2/1/41	1,396	1,701
Healthcare Realty Trust Inc.	5.750%	1/15/21	4,666	5,240
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,500	1,502
Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,375	2,435
Healthcare Trust of America Holdings LP	3.700%	4/15/23	3,125	3,184
Highwoods Realty LP	3.200%	6/15/21	8,909	8,997
Hospitality Properties Trust	6.700%	1/15/18	6,350	6,657
Hospitality Properties Trust	4.250%	2/15/21	225	236
Hospitality Properties Trust	4.650%	3/15/24	3,725	3,796
Hospitality Properties Trust	4.500%	3/15/25	1,475	1,486
Hospitality Properties Trust	5.250%	2/15/26	635	670
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,388
Host Hotels & Resorts LP	5.250%	3/15/22	3,794	4,170
Host Hotels & Resorts LP	3.750%	10/15/23	2,125	2,134
Host Hotels & Resorts LP	4.000%	6/15/25	1,100	1,113
Kilroy Realty LP	4.800%	7/15/18	1,625	1,708
Kilroy Realty LP	3.800%	1/15/23	3,300	3,452
Kilroy Realty LP	4.375%	10/1/25	575	619
Kilroy Realty LP	4.250%	8/15/29	3,025	3,192
Kimco Realty Corp.	5.700%	5/1/17	5,250	5,439
Kimco Realty Corp.	4.300%	2/1/18	840	870

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kimco Realty Corp.	6.875%	10/1/19	1,750	2,019
Kimco Realty Corp.	3.125%	6/1/23	875	891
Lexington Realty Trust	4.400%	6/15/24	1,875	1,934
Liberty Property LP	6.625%	10/1/17	1,600	1,696
Liberty Property LP	4.750%	10/1/20	1,535	1,678
Liberty Property LP	3.375%	6/15/23	1,775	1,797
Liberty Property LP	4.400%	2/15/24	3,979	4,287
Liberty Property LP	3.750%	4/1/25	8,000	8,268
Mack-Cali Realty LP	2.500%	12/15/17	1,710	1,725
Mack-Cali Realty LP	7.750%	8/15/19	1,425	1,609
Mack-Cali Realty LP	4.500%	4/18/22	3,250	3,312
Mack-Cali Realty LP	3.150%	5/15/23	2,850	2,627
Mid-America Apartments LP	4.300%	10/15/23	2,200	2,367
Mid-America Apartments LP	3.750%	6/15/24	3,800	3,958
National Retail Properties Inc.	6.875%	10/15/17	2,950	3,135
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,689
National Retail Properties Inc.	3.300%	4/15/23	900	913
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,913
National Retail Properties Inc.	4.000%	11/15/25	2,950	3,133
Omega Healthcare Investors Inc.	4.375%	8/1/23	18,900	18,851
Omega Healthcare Investors Inc.	5.875%	3/15/24	3,435	3,598
Omega Healthcare Investors Inc.	4.950%	4/1/24	1,550	1,628
Omega Healthcare Investors Inc.	4.500%	1/15/25	850	861
Omega Healthcare Investors Inc.	5.250%	1/15/26	3,250	3,437
Omega Healthcare Investors Inc.	4.500%	4/1/27	11,000	10,890
Piedmont Operating Partnership LP	3.400%	6/1/23	5,975	5,933
Piedmont Operating Partnership LP	4.450%	3/15/24	1,650	1,708
Post Apartment Homes LP	3.375%	12/1/22	1,025	1,043
ProLogis LP	2.750%	2/15/19	8,025	8,242
ProLogis LP	4.250%	8/15/23	1,800	1,989
Prologis LP	3.750%	11/1/25	1,300	1,386
Realty Income Corp.	2.000%	1/31/18	700	706
Realty Income Corp.	6.750%	8/15/19	5,565	6,371
Realty Income Corp.	5.750%	1/15/21	3,000	3,453
Realty Income Corp.	3.250%	10/15/22	825	847
Realty Income Corp.	4.650%	8/1/23	1,825	2,009
Realty Income Corp.	3.875%	7/15/24	1,950	2,043
Realty Income Corp.	4.125%	10/15/26	1,420	1,521
Realty Income Corp.	5.875%	3/15/35	100	121
Regency Centers LP	4.800%	4/15/21	2,000	2,194
Regency Centers LP	3.750%	6/15/24	1,200	1,252
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	750	789
Retail Properties of America Inc.	4.000%	3/15/25	8,000	7,751
Select Income REIT	2.850%	2/1/18	1,575	1,587
Select Income REIT	4.150%	2/1/22	2,250	2,262
Select Income REIT	4.500%	2/1/25	5,766	5,699
Senior Housing Properties Trust	3.250%	5/1/19	4,000	4,023
Senior Housing Properties Trust	4.750%	5/1/24	1,500	1,528
Simon Property Group LP	2.150%	9/15/17	6,180	6,245
Simon Property Group LP	2.200%	2/1/19	12,850	13,143
Simon Property Group LP	5.650%	2/1/20	5,400	6,113
Simon Property Group LP	2.500%	9/1/20	4,800	4,965
Simon Property Group LP	4.375%	3/1/21	1,395	1,552
Simon Property Group LP	2.500%	7/15/21	2,000	2,059
Simon Property Group LP	4.125%	12/1/21	11,850	13,132

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Simon Property Group LP	3.375%	3/15/22	1,675	1,801
Simon Property Group LP	2.750%	2/1/23	3,650	3,757
Simon Property Group LP	3.750%	2/1/24	5,000	5,466
Simon Property Group LP	3.500%	9/1/25	2,800	3,003
Simon Property Group LP	3.300%	1/15/26	4,795	5,108
Simon Property Group LP	6.750%	2/1/40	4,550	6,574
Simon Property Group LP	4.750%	3/15/42	1,300	1,499
Simon Property Group LP	4.250%	10/1/44	100	108
Sovran Acquisition LP	3.500%	7/1/26	10,500	10,601
Tanger Properties LP	3.875%	12/1/23	725	754
Tanger Properties LP	3.750%	12/1/24	1,000	1,030
UDR Inc.	4.250%	6/1/18	575	604
UDR Inc.	3.700%	10/1/20	1,000	1,061
UDR Inc.	4.625%	1/10/22	4,050	4,494
Ventas Realty LP	1.250%	4/17/17	2,200	2,201
Ventas Realty LP	3.125%	6/15/23	5,000	5,084
Ventas Realty LP	3.750%	5/1/24	2,325	2,430
Ventas Realty LP	4.125%	1/15/26	1,825	1,957
Ventas Realty LP	4.375%	2/1/45	3,100	3,053
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	1,125	1,131
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	4,025	4,248
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	2,425	2,478
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	1,085
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,300	1,403
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	5,375	5,555
Vornado Realty LP	2.500%	6/30/19	2,400	2,444
Vornado Realty LP	5.000%	1/15/22	5,500	6,035
Washington Prime Group LP	3.850%	4/1/20	1,775	1,833
Washington REIT	4.950%	10/1/20	800	865
Washington REIT	3.950%	10/15/22	1,050	1,071
Weingarten Realty Investors	3.375%	10/15/22	2,200	2,257
Weingarten Realty Investors	3.500%	4/15/23	2,125	2,138
Weingarten Realty Investors	4.450%	1/15/24	600	640
Weingarten Realty Investors	3.850%	6/1/25	900	922
Welltower Inc.	4.700%	9/15/17	1,650	1,711
Welltower Inc.	2.250%	3/15/18	8,900	9,000
Welltower Inc.	4.125%	4/1/19	2,995	3,172
Welltower Inc.	4.950%	1/15/21	5,340	5,891
Welltower Inc.	5.250%	1/15/22	2,225	2,489
Welltower Inc.	3.750%	3/15/23	4,250	4,407
Welltower Inc.	4.000%	6/1/25	11,875	12,526
Welltower Inc.	4.250%	4/1/26	5,000	5,377
Welltower Inc.	6.500%	3/15/41	200	249
Welltower Inc.	5.125%	3/15/43	1,725	1,866
WP Carey Inc.	4.600%	4/1/24	3,980	4,141
WP Carey Inc.	4.000%	2/1/25	1,000	976
				8,680,734
Industrial (17.1%)
Basic Industry (1.0%)
Agrium Inc.	3.150%	10/1/22	14,160	14,529
Agrium Inc.	3.500%	6/1/23	6,664	6,931
Agrium Inc.	3.375%	3/15/25	5,250	5,406
Agrium Inc.	4.125%	3/15/35	3,250	3,141
Agrium Inc.	7.125%	5/23/36	200	254
Agrium Inc.	6.125%	1/15/41	275	323

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Agrium Inc.	4.900%	6/1/43	6,310	6,552
Agrium Inc.	5.250%	1/15/45	5,650	6,118
Air Products & Chemicals Inc.	1.200%	10/15/17	775	779
Air Products & Chemicals Inc.	3.000%	11/3/21	9,860	10,519
Air Products & Chemicals Inc.	3.350%	7/31/24	3,875	4,189
Airgas Inc.	1.650%	2/15/18	4,000	4,016
Airgas Inc.	3.050%	8/1/20	700	724
Airgas Inc.	2.900%	11/15/22	5,000	5,072
Airgas Inc.	3.650%	7/15/24	3,750	3,940
Albemarle Corp.	3.000%	12/1/19	4,025	4,088
Albemarle Corp.	4.500%	12/15/20	250	266
Albemarle Corp.	4.150%	12/1/24	3,200	3,368
Albemarle Corp.	5.450%	12/1/44	2,850	2,951
Barrick Gold Corp.	4.100%	5/1/23	212	223
Barrick Gold Corp.	5.250%	4/1/42	6,150	6,238
Barrick North America Finance LLC	4.400%	5/30/21	19,235	20,880
Barrick North America Finance LLC	7.500%	9/15/38	500	565
Barrick North America Finance LLC	5.700%	5/30/41	6,025	6,155
Barrick North America Finance LLC	5.750%	5/1/43	8,050	8,861
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	6,044	6,315
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	8,767	8,887
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,740	5,370
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	5,550	5,863
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,175	12,646
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	2,775	3,027
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,150	3,234
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	15,840	18,427
Braskem Finance Ltd.	6.450%	2/3/24	2,500	2,525
Cabot Corp.	2.550%	1/15/18	200	202
Cabot Corp.	3.700%	7/15/22	400	415
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	625	711
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,800	1,944
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,000	2,158
CF Industries Inc.	6.875%	5/1/18	11,150	12,084
CF Industries Inc.	7.125%	5/1/20	5,510	6,357
CF Industries Inc.	5.150%	3/15/34	9,200	8,971
CF Industries Inc.	4.950%	6/1/43	2,925	2,701
CF Industries Inc.	5.375%	3/15/44	7,005	6,653
Cytec Industries Inc.	3.500%	4/1/23	225	224
Domtar Corp.	6.250%	9/1/42	475	492
Domtar Corp.	6.750%	2/15/44	3,325	3,641
Dow Chemical Co.	8.550%	5/15/19	11,189	13,317
Dow Chemical Co.	4.250%	11/15/20	7,965	8,712
Dow Chemical Co.	4.125%	11/15/21	6,740	7,402
Dow Chemical Co.	3.000%	11/15/22	3,000	3,066
Dow Chemical Co.	3.500%	10/1/24	1,700	1,811
Dow Chemical Co.	7.375%	11/1/29	2,000	2,680
Dow Chemical Co.	4.250%	10/1/34	4,600	4,748
Dow Chemical Co.	9.400%	5/15/39	5,665	8,953
Dow Chemical Co.	5.250%	11/15/41	3,515	3,906
Dow Chemical Co.	4.375%	11/15/42	10,250	10,470
Eastman Chemical Co.	2.400%	6/1/17	3,224	3,254
Eastman Chemical Co.	5.500%	11/15/19	4,321	4,794
Eastman Chemical Co.	2.700%	1/15/20	7,000	7,197
Eastman Chemical Co.	4.500%	1/15/21	6,310	6,886

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Eastman Chemical Co.	3.600%	8/15/22	5,055	5,309
Eastman Chemical Co.	4.800%	9/1/42	3,250	3,374
Eastman Chemical Co.	4.650%	10/15/44	5,400	5,529
Ecolab Inc.	1.450%	12/8/17	6,375	6,390
Ecolab Inc.	1.550%	1/12/18	3,000	3,015
Ecolab Inc.	2.000%	1/14/19	1,700	1,723
Ecolab Inc.	2.250%	1/12/20	2,100	2,140
Ecolab Inc.	4.350%	12/8/21	5,600	6,334
Ecolab Inc.	3.250%	1/14/23	1,700	1,780
Ecolab Inc.	5.500%	12/8/41	1,500	1,877
EI du Pont de Nemours & Co.	6.000%	7/15/18	14,890	16,277
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,615	2,874
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,568	3,844
EI du Pont de Nemours & Co.	4.250%	4/1/21	1,650	1,834
EI du Pont de Nemours & Co.	2.800%	2/15/23	3,480	3,568
EI du Pont de Nemours & Co.	6.500%	1/15/28	475	605
EI du Pont de Nemours & Co.	4.900%	1/15/41	7,900	8,782
EI du Pont de Nemours & Co.	4.150%	2/15/43	1,125	1,158
FMC Corp.	3.950%	2/1/22	3,275	3,433
FMC Corp.	4.100%	2/1/24	6,500	6,888
Georgia-Pacific LLC	8.000%	1/15/24	6,871	9,205
Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,340
Georgia-Pacific LLC	7.750%	11/15/29	1,950	2,835
Georgia-Pacific LLC	8.875%	5/15/31	4,250	6,802
Goldcorp Inc.	2.125%	3/15/18	5,750	5,739
Goldcorp Inc.	3.700%	3/15/23	4,525	4,601
Goldcorp Inc.	5.450%	6/9/44	3,333	3,343
International Flavors & Fragrances Inc.	3.200%	5/1/23	525	539
International Paper Co.	7.950%	6/15/18	2,700	3,040
International Paper Co.	7.500%	8/15/21	7,265	8,925
International Paper Co.	4.750%	2/15/22	1,491	1,660
International Paper Co.	3.800%	1/15/26	775	813
International Paper Co.	5.000%	9/15/35	3,050	3,301
International Paper Co.	7.300%	11/15/39	3,570	4,698
International Paper Co.	6.000%	11/15/41	2,100	2,449
International Paper Co.	4.800%	6/15/44	9,200	9,381
International Paper Co.	5.150%	5/15/46	4,400	4,743
Lubrizol Corp.	8.875%	2/1/19	1,075	1,281
LYB International Finance BV	4.000%	7/15/23	3,000	3,223
LYB International Finance BV	5.250%	7/15/43	4,516	4,976
LYB International Finance BV	4.875%	3/15/44	2,750	2,922
LyondellBasell Industries NV	5.000%	4/15/19	13,135	14,229
LyondellBasell Industries NV	6.000%	11/15/21	10,875	12,737
LyondellBasell Industries NV	5.750%	4/15/24	2,800	3,321
LyondellBasell Industries NV	4.625%	2/26/55	3,900	3,815
Meadwestvaco Corp.	7.950%	2/15/31	3,050	4,022
Methanex Corp.	3.250%	12/15/19	5,750	5,597
Monsanto Co.	5.125%	4/15/18	850	905
Monsanto Co.	2.125%	7/15/19	5,000	5,069
Monsanto Co.	2.750%	7/15/21	7,550	7,778
Monsanto Co.	2.200%	7/15/22	650	643
Monsanto Co.	2.850%	4/15/25	3,600	3,590
Monsanto Co.	5.500%	8/15/25	3,725	4,332
Monsanto Co.	4.200%	7/15/34	5,825	5,840
Monsanto Co.	5.875%	4/15/38	950	1,087

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monsanto Co.	3.600%	7/15/42	3,250	2,873
Monsanto Co.	4.650%	11/15/43	1,500	1,505
Monsanto Co.	3.950%	4/15/45	8,330	7,723
Monsanto Co.	4.700%	7/15/64	6,200	5,605
Mosaic Co.	4.250%	11/15/23	5,850	6,303
Mosaic Co.	5.450%	11/15/33	1,600	1,772
Mosaic Co.	4.875%	11/15/41	4,445	4,488
Mosaic Co.	5.625%	11/15/43	1,600	1,777
Newmont Mining Corp.	5.125%	10/1/19	1,525	1,653
Newmont Mining Corp.	3.500%	3/15/22	2,400	2,496
Newmont Mining Corp.	5.875%	4/1/35	585	617
Newmont Mining Corp.	6.250%	10/1/39	5,626	6,252
Newmont Mining Corp.	4.875%	3/15/42	7,025	6,936
Nucor Corp.	5.750%	12/1/17	5,090	5,365
Nucor Corp.	5.850%	6/1/18	1,725	1,858
Nucor Corp.	4.125%	9/15/22	300	324
Nucor Corp.	4.000%	8/1/23	1,650	1,759
Nucor Corp.	6.400%	12/1/37	1,875	2,279
Nucor Corp.	5.200%	8/1/43	10,275	11,209
Packaging Corp. of America	3.900%	6/15/22	3,775	4,002
Packaging Corp. of America	4.500%	11/1/23	10,025	10,920
Packaging Corp. of America	3.650%	9/15/24	4,050	4,188
Placer Dome Inc.	6.450%	10/15/35	1,050	1,140
Plum Creek Timberlands LP	4.700%	3/15/21	445	487
Plum Creek Timberlands LP	3.250%	3/15/23	500	502
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	8,500	8,727
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,218
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,765	8,540
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	4,000	4,026
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	4,375	5,180
PPG Industries Inc.	2.300%	11/15/19	3,450	3,506
PPG Industries Inc.	5.500%	11/15/40	2,950	3,492
Praxair Inc.	4.500%	8/15/19	800	880
Praxair Inc.	4.050%	3/15/21	50	56
Praxair Inc.	3.000%	9/1/21	2,725	2,906
Praxair Inc.	2.450%	2/15/22	9,800	10,169
Praxair Inc.	2.200%	8/15/22	4,025	4,115
Praxair Inc.	2.650%	2/5/25	3,400	3,526
Praxair Inc.	3.200%	1/30/26	3,000	3,251
Praxair Inc.	3.550%	11/7/42	2,500	2,496
Rayonier Inc.	3.750%	4/1/22	2,000	2,010
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,700	1,741
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,144	3,596
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,850	4,211
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	4,785	5,757
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	5,650	6,146
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,961	6,385
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	28,590	29,951
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,225	2,776
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,335	4,802
Rio Tinto Finance USA plc	3.500%	3/22/22	1,675	1,758
Rio Tinto Finance USA plc	2.875%	8/21/22	3,775	3,841
Rio Tinto Finance USA plc	4.750%	3/22/42	475	500
Rohm & Haas Co.	6.000%	9/15/17	1,432	1,513
Rohm & Haas Co.	7.850%	7/15/29	4,775	6,565

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
RPM International Inc.	6.125%	10/15/19	590	657
RPM International Inc.	3.450%	11/15/22	3,275	3,336
RPM International Inc.	5.250%	6/1/45	200	205
Sherwin-Williams Co.	1.350%	12/15/17	2,825	2,833
Sherwin-Williams Co.	3.450%	8/1/25	5,150	5,347
Sherwin-Williams Co.	4.000%	12/15/42	1,000	999
Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,717
Southern Copper Corp.	5.375%	4/16/20	200	216
Southern Copper Corp.	3.500%	11/8/22	1,300	1,272
Southern Copper Corp.	3.875%	4/23/25	2,600	2,554
Southern Copper Corp.	7.500%	7/27/35	3,475	3,766
Southern Copper Corp.	6.750%	4/16/40	1,500	1,530
Southern Copper Corp.	5.250%	11/8/42	16,725	14,488
Southern Copper Corp.	5.875%	4/23/45	16,860	15,848
Syngenta Finance NV	3.125%	3/28/22	2,250	2,366
Syngenta Finance NV	4.375%	3/28/42	1,250	1,210
The Dow Chemical Company	4.625%	10/1/44	1,500	1,592
Vale Canada Ltd.	7.200%	9/15/32	3,291	2,781
Vale Overseas Ltd.	5.625%	9/15/19	6,925	7,133
Vale Overseas Ltd.	5.875%	6/10/21	12,500	12,469
Vale Overseas Ltd.	4.375%	1/11/22	20,355	19,032
Vale Overseas Ltd.	8.250%	1/17/34	800	832
Vale Overseas Ltd.	6.875%	11/21/36	8,910	8,108
Vale Overseas Ltd.	6.875%	11/10/39	7,015	6,331
Vale SA	5.625%	9/11/42	18,115	14,628
Valspar Corp.	7.250%	6/15/19	1,675	1,910
Valspar Corp.	3.950%	1/15/26	5,000	5,270
Westlake Chemical Corp.	3.600%	7/15/22	400	409
Westrock MWV LLC	8.200%	1/15/30	2,370	3,212
WestRock RKT Co.	4.450%	3/1/19	1,750	1,854
WestRock RKT Co.	3.500%	3/1/20	2,000	2,073
WestRock RKT Co.	4.900%	3/1/22	2,000	2,216
WestRock RKT Co.	4.000%	3/1/23	3,500	3,629
Weyerhaeuser Co.	7.375%	10/1/19	5,039	5,801
Weyerhaeuser Co.	4.625%	9/15/23	8,125	9,054
Weyerhaeuser Co.	8.500%	1/15/25	800	1,058
Weyerhaeuser Co.	7.375%	3/15/32	3,625	4,797
Weyerhaeuser Co.	6.875%	12/15/33	1,000	1,243
Worthington Industries Inc.	4.550%	4/15/26	700	726
Yamana Gold Inc.	4.950%	7/15/24	1,870	1,840

Capital Goods (1.5%)
3M Co.	1.375%	8/7/18	2,800	2,830
3M Co.	2.000%	8/7/20	2,800	2,877
3M Co.	2.000%	6/26/22	3,500	3,583
3M Co.	3.000%	8/7/25	3,450	3,761
3M Co.	6.375%	2/15/28	1,300	1,802
3M Co.	5.700%	3/15/37	3,795	5,116
ABB Finance USA Inc.	2.875%	5/8/22	4,860	5,097
ABB Finance USA Inc.	4.375%	5/8/42	1,250	1,418
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	897
Boeing Capital Corp.	2.900%	8/15/18	1,000	1,039
Boeing Capital Corp.	4.700%	10/27/19	5,875	6,549
Boeing Co.	0.950%	5/15/18	2,500	2,502
Boeing Co.	6.000%	3/15/19	5,150	5,818

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Boeing Co.	4.875%	2/15/20	4,865	5,470
Boeing Co.	1.650%	10/30/20	4,190	4,239
Boeing Co.	8.750%	8/15/21	290	385
Boeing Co.	2.350%	10/30/21	1,000	1,041
Boeing Co.	2.200%	10/30/22	4,500	4,593
Boeing Co.	1.875%	6/15/23	5,000	4,990
Boeing Co.	2.500%	3/1/25	2,000	2,067
Boeing Co.	7.250%	6/15/25	325	453
Boeing Co.	2.600%	10/30/25	5,000	5,187
Boeing Co.	2.250%	6/15/26	4,750	4,765
Boeing Co.	6.125%	2/15/33	6,075	8,108
Boeing Co.	3.300%	3/1/35	2,500	2,542
Boeing Co.	6.625%	2/15/38	525	761
Boeing Co.	6.875%	3/15/39	1,615	2,431
Boeing Co.	5.875%	2/15/40	780	1,087
Boeing Co.	3.500%	3/1/45	1,500	1,533
Boeing Co.	3.375%	6/15/46	4,500	4,530
Carlisle Cos. Inc.	3.750%	11/15/22	1,650	1,703
Caterpillar Financial Services Corp.	1.250%	8/18/17	2,400	2,407
Caterpillar Financial Services Corp.	1.250%	11/6/17	850	854
Caterpillar Financial Services Corp.	1.500%	2/23/18	27,200	27,451
Caterpillar Financial Services Corp.	5.450%	4/15/18	4,642	5,002
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,575	4,025
Caterpillar Financial Services Corp.	1.800%	11/13/18	4,700	4,768
Caterpillar Financial Services Corp.	7.150%	2/15/19	9,990	11,458
Caterpillar Financial Services Corp.	1.350%	5/18/19	3,500	3,517
Caterpillar Financial Services Corp.	2.100%	6/9/19	1,367	1,402
Caterpillar Financial Services Corp.	2.250%	12/1/19	5,550	5,700
Caterpillar Financial Services Corp.	2.000%	3/5/20	2,500	2,563
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,500	2,595
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,366
Caterpillar Financial Services Corp.	2.850%	6/1/22	4,604	4,835
Caterpillar Financial Services Corp.	3.300%	6/9/24	4,175	4,465
Caterpillar Financial Services Corp.	3.250%	12/1/24	3,900	4,162
Caterpillar Inc.	3.900%	5/27/21	10,447	11,535
Caterpillar Inc.	2.600%	6/26/22	1,000	1,032
Caterpillar Inc.	3.400%	5/15/24	6,000	6,452
Caterpillar Inc.	6.050%	8/15/36	7,051	9,269
Caterpillar Inc.	5.200%	5/27/41	4,772	5,790
Caterpillar Inc.	3.803%	8/15/42	8,954	9,124
Caterpillar Inc.	4.300%	5/15/44	2,350	2,580
Caterpillar Inc.	4.750%	5/15/64	900	997
Crane Co.	2.750%	12/15/18	2,000	2,046
Crane Co.	4.450%	12/15/23	5,690	6,086
CRH America Inc.	8.125%	7/15/18	11,075	12,427
CRH America Inc.	5.750%	1/15/21	3,415	3,878
Deere & Co.	2.600%	6/8/22	3,565	3,677
Deere & Co.	5.375%	10/16/29	3,595	4,581
Deere & Co.	8.100%	5/15/30	1,861	2,809
Deere & Co.	3.900%	6/9/42	1,325	1,417
Dover Corp.	5.450%	3/15/18	2,000	2,138
Dover Corp.	4.300%	3/1/21	1,830	2,024
Dover Corp.	3.150%	11/15/25	9,000	9,544
Dover Corp.	6.600%	3/15/38	975	1,374
Dover Corp.	5.375%	3/1/41	795	1,018

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Eaton Corp.	1.500%	11/2/17	1,000	1,005
Eaton Corp.	5.600%	5/15/18	6,955	7,478
Eaton Corp.	2.750%	11/2/22	9,675	9,894
Eaton Corp.	4.000%	11/2/32	6,850	7,297
Eaton Corp.	4.150%	11/2/42	1,250	1,337
Eaton Electric Holdings LLC	3.875%	12/15/20	1,075	1,154
Embraer Netherlands Finance BV	5.050%	6/15/25	4,700	4,638
7 Embraer Overseas Ltd.	5.696%	9/16/23	3,340	3,455
Emerson Electric Co.	5.250%	10/15/18	2,200	2,409
Emerson Electric Co.	4.875%	10/15/19	1,775	1,982
Emerson Electric Co.	4.250%	11/15/20	4,807	5,364
Emerson Electric Co.	2.625%	12/1/21	7,000	7,384
Emerson Electric Co.	2.625%	2/15/23	2,500	2,594
Emerson Electric Co.	3.150%	6/1/25	1,700	1,809
Emerson Electric Co.	6.000%	8/15/32	750	974
Emerson Electric Co.	6.125%	4/15/39	1,000	1,379
Emerson Electric Co.	5.250%	11/15/39	440	554
Exelis Inc.	4.250%	10/1/16	1,900	1,913
FLIR Systems Inc.	3.125%	6/15/21	1,500	1,541
Flowserve Corp.	3.500%	9/15/22	13,705	14,126
Flowserve Corp.	4.000%	11/15/23	4,575	4,712
7 Fortive Corp.	1.800%	6/15/19	1,000	1,006
7 Fortive Corp.	2.350%	6/15/21	2,000	2,028
7 Fortive Corp.	3.150%	6/15/26	3,000	3,087
7 Fortive Corp.	4.300%	6/15/46	3,625	3,858
Fortune Brands Home & Security Inc.	3.000%	6/15/20	3,000	3,092
Fortune Brands Home & Security Inc.	4.000%	6/15/25	200	213
General Dynamics Corp.	1.000%	11/15/17	6,225	6,248
General Dynamics Corp.	3.875%	7/15/21	4,350	4,788
General Dynamics Corp.	2.250%	11/15/22	3,822	3,910
General Dynamics Corp.	3.600%	11/15/42	1,150	1,217
General Electric Capital Corp.	5.625%	5/1/18	1,395	1,515
General Electric Capital Corp.	6.000%	8/7/19	9,670	11,077
General Electric Capital Corp.	2.100%	12/11/19	900	927
General Electric Capital Corp.	5.500%	1/8/20	10,432	11,872
General Electric Capital Corp.	2.200%	1/9/20	9,759	10,061
General Electric Capital Corp.	5.550%	5/4/20	3,282	3,792
General Electric Capital Corp.	4.375%	9/16/20	12,222	13,647
General Electric Capital Corp.	4.625%	1/7/21	6,728	7,632
General Electric Capital Corp.	5.300%	2/11/21	6,282	7,261
General Electric Capital Corp.	4.650%	10/17/21	11,392	13,041
General Electric Capital Corp.	3.150%	9/7/22	2,995	3,214
General Electric Capital Corp.	3.100%	1/9/23	8,431	9,002
General Electric Capital Corp.	3.450%	5/15/24	2,732	2,989
General Electric Capital Corp.	6.750%	3/15/32	15,584	21,768
General Electric Capital Corp.	6.150%	8/7/37	5,246	7,256
General Electric Capital Corp.	5.875%	1/14/38	25,870	35,092
General Electric Capital Corp.	6.875%	1/10/39	7,820	11,807
General Electric Co.	5.250%	12/6/17	32,295	34,252
General Electric Co.	2.700%	10/9/22	20,665	21,521
General Electric Co.	3.375%	3/11/24	9,000	9,820
General Electric Co.	4.125%	10/9/42	24,600	27,079
General Electric Co.	4.500%	3/11/44	12,220	14,177
Harris Corp.	1.999%	4/27/18	4,700	4,722
Harris Corp.	2.700%	4/27/20	2,000	2,023

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris Corp.	4.400%	12/15/20	5,198	5,619
Harris Corp.	3.832%	4/27/25	7,659	8,140
Harris Corp.	4.854%	4/27/35	5,000	5,448
Harris Corp.	6.150%	12/15/40	1,125	1,408
Harris Corp.	5.054%	4/27/45	3,075	3,487
Hexcel Corp.	4.700%	8/15/25	1,400	1,492
Honeywell International Inc.	5.300%	3/1/18	5,650	6,049
Honeywell International Inc.	5.000%	2/15/19	520	573
Honeywell International Inc.	4.250%	3/1/21	10,205	11,465
Honeywell International Inc.	3.350%	12/1/23	10,050	11,026
Honeywell International Inc.	5.700%	3/15/36	1,600	2,111
Honeywell International Inc.	5.700%	3/15/37	1,895	2,514
Honeywell International Inc.	5.375%	3/1/41	11,545	15,094
Hubbell Inc.	3.350%	3/1/26	2,800	2,923
Illinois Tool Works Inc.	1.950%	3/1/19	500	511
Illinois Tool Works Inc.	6.250%	4/1/19	7,425	8,398
Illinois Tool Works Inc.	3.375%	9/15/21	895	965
Illinois Tool Works Inc.	3.500%	3/1/24	7,687	8,458
Illinois Tool Works Inc.	4.875%	9/15/41	895	1,081
Illinois Tool Works Inc.	3.900%	9/1/42	9,875	10,674
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,350	7,058
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	2,045	2,118
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	9,675	10,751
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,150	1,415
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,000	2,034
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	700	737
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	4,500	4,842
John Deere Capital Corp.	2.800%	9/18/17	4,225	4,325
John Deere Capital Corp.	1.200%	10/10/17	4,300	4,320
John Deere Capital Corp.	1.350%	1/16/18	2,450	2,467
John Deere Capital Corp.	5.350%	4/3/18	725	779
John Deere Capital Corp.	1.750%	8/10/18	3,100	3,142
John Deere Capital Corp.	5.750%	9/10/18	12,160	13,407
John Deere Capital Corp.	1.950%	12/13/18	4,783	4,885
John Deere Capital Corp.	1.950%	1/8/19	6,000	6,122
John Deere Capital Corp.	1.950%	3/4/19	3,400	3,469
John Deere Capital Corp.	2.250%	4/17/19	1,275	1,312
John Deere Capital Corp.	1.700%	1/15/20	5,400	5,438
John Deere Capital Corp.	2.050%	3/10/20	5,400	5,505
John Deere Capital Corp.	2.450%	9/11/20	2,175	2,245
John Deere Capital Corp.	2.550%	1/8/21	8,500	8,829
John Deere Capital Corp.	2.800%	3/4/21	5,000	5,246
John Deere Capital Corp.	3.900%	7/12/21	5,993	6,607
John Deere Capital Corp.	3.150%	10/15/21	3,981	4,259
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,329
John Deere Capital Corp.	2.800%	1/27/23	7,815	8,127
John Deere Capital Corp.	2.800%	3/6/23	2,075	2,172
John Deere Capital Corp.	3.350%	6/12/24	9,781	10,548
John Deere Capital Corp.	3.400%	9/11/25	1,750	1,888
John Deere Capital Corp.	2.650%	6/10/26	2,000	2,038
Kennametal Inc.	2.650%	11/1/19	4,478	4,470
Kennametal Inc.	3.875%	2/15/22	1,550	1,574
L-3 Communications Corp.	5.200%	10/15/19	5,855	6,383
L-3 Communications Corp.	4.750%	7/15/20	7,350	7,923
L-3 Communications Corp.	4.950%	2/15/21	7,100	7,761

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
L-3 Communications Corp.	3.950%	5/28/24	1,030	1,080
Lafarge SA	7.125%	7/15/36	2,900	3,532
Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,937
Legrand France SA	8.500%	2/15/25	2,150	2,930
Lockheed Martin Corp.	1.850%	11/23/18	4,450	4,510
Lockheed Martin Corp.	4.250%	11/15/19	7,418	8,126
Lockheed Martin Corp.	2.500%	11/23/20	6,000	6,188
Lockheed Martin Corp.	3.350%	9/15/21	10,175	10,889
Lockheed Martin Corp.	3.100%	1/15/23	7,230	7,621
Lockheed Martin Corp.	2.900%	3/1/25	425	441
Lockheed Martin Corp.	3.550%	1/15/26	9,950	10,853
Lockheed Martin Corp.	3.600%	3/1/35	6,040	6,131
Lockheed Martin Corp.	4.500%	5/15/36	2,600	2,942
Lockheed Martin Corp.	6.150%	9/1/36	7,985	10,612
Lockheed Martin Corp.	5.500%	11/15/39	5,445	6,754
Lockheed Martin Corp.	5.720%	6/1/40	3,226	4,194
Lockheed Martin Corp.	4.850%	9/15/41	3,000	3,492
Lockheed Martin Corp.	3.800%	3/1/45	1,575	1,603
Lockheed Martin Corp.	4.700%	5/15/46	13,500	15,849
Martin Marietta Materials Inc.	6.600%	4/15/18	1,600	1,708
Martin Marietta Materials Inc.	4.250%	7/2/24	1,410	1,507
Mohawk Industries Inc.	3.850%	2/1/23	6,175	6,510
Northrop Grumman Corp.	1.750%	6/1/18	3,525	3,558
Northrop Grumman Corp.	3.500%	3/15/21	4,650	5,001
Northrop Grumman Corp.	3.250%	8/1/23	10,675	11,445
Northrop Grumman Corp.	5.050%	11/15/40	1,775	2,131
Northrop Grumman Corp.	4.750%	6/1/43	2,940	3,495
Northrop Grumman Corp.	3.850%	4/15/45	1,900	1,977
Northrop Grumman Systems Corp.	7.750%	2/15/31	2,670	4,008
Owens Corning	9.000%	6/15/19	228	263
Owens Corning	4.200%	12/15/22	4,725	5,034
Owens Corning	7.000%	12/1/36	3,450	4,204
Parker-Hannifin Corp.	5.500%	5/15/18	1,050	1,139
Parker-Hannifin Corp.	3.500%	9/15/22	2,125	2,326
Parker-Hannifin Corp.	6.250%	5/15/38	550	767
Parker-Hannifin Corp.	3.300%	11/21/24	6,400	6,888
Parker-Hannifin Corp.	4.200%	11/21/34	2,800	3,141
Parker-Hannifin Corp.	4.450%	11/21/44	4,800	5,675
Pentair Finance SA	2.650%	12/1/19	1,750	1,752
Pentair Finance SA	3.625%	9/15/20	1,000	1,016
Pentair Finance SA	5.000%	5/15/21	4,005	4,328
Pentair Finance SA	3.150%	9/15/22	1,064	1,057
Pentair Finance SA	4.650%	9/15/25	500	523
Precision Castparts Corp.	1.250%	1/15/18	5,025	5,048
Precision Castparts Corp.	2.250%	6/15/20	2,975	3,061
Precision Castparts Corp.	2.500%	1/15/23	9,770	10,101
Precision Castparts Corp.	3.250%	6/15/25	5,450	5,841
Precision Castparts Corp.	4.200%	6/15/35	1,250	1,420
Precision Castparts Corp.	3.900%	1/15/43	1,875	2,037
Precision Castparts Corp.	4.375%	6/15/45	1,350	1,602
Raytheon Co.	6.400%	12/15/18	150	169
Raytheon Co.	4.400%	2/15/20	500	552
Raytheon Co.	3.125%	10/15/20	8,775	9,392
Raytheon Co.	2.500%	12/15/22	11,975	12,466
Raytheon Co.	7.200%	8/15/27	2,010	2,865

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Raytheon Co.	4.875%	10/15/40	100	122
Raytheon Co.	4.700%	12/15/41	6,200	7,443
Raytheon Co.	4.200%	12/15/44	2,900	3,296
Republic Services Inc.	3.800%	5/15/18	6,970	7,292
Republic Services Inc.	5.500%	9/15/19	6,220	6,934
Republic Services Inc.	5.000%	3/1/20	5,700	6,324
Republic Services Inc.	5.250%	11/15/21	2,650	3,065
Republic Services Inc.	3.550%	6/1/22	2,475	2,676
Republic Services Inc.	4.750%	5/15/23	525	601
Republic Services Inc.	3.200%	3/15/25	1,500	1,569
Republic Services Inc.	2.900%	7/1/26	6,000	6,086
Republic Services Inc.	6.086%	3/15/35	825	1,041
Republic Services Inc.	6.200%	3/1/40	2,365	3,205
Republic Services Inc.	5.700%	5/15/41	3,775	4,816
Rockwell Automation Inc.	5.650%	12/1/17	600	636
Rockwell Automation Inc.	2.050%	3/1/20	3,800	3,870
Rockwell Automation Inc.	6.700%	1/15/28	325	452
Rockwell Automation Inc.	6.250%	12/1/37	1,500	2,040
Rockwell Collins Inc.	5.250%	7/15/19	275	307
Rockwell Collins Inc.	3.100%	11/15/21	1,000	1,047
Rockwell Collins Inc.	3.700%	12/15/23	1,500	1,649
Rockwell Collins Inc.	4.800%	12/15/43	1,250	1,505
Roper Technologies Inc.	1.850%	11/15/17	1,175	1,182
Roper Technologies Inc.	2.050%	10/1/18	7,850	7,946
Roper Technologies Inc.	6.250%	9/1/19	5,500	6,219
Roper Technologies Inc.	3.125%	11/15/22	400	410
Roper Technologies Inc.	3.850%	12/15/25	1,925	2,064
Snap-on Inc.	6.125%	9/1/21	2,000	2,429
Sonoco Products Co.	4.375%	11/1/21	435	468
Sonoco Products Co.	5.750%	11/1/40	3,910	4,674
Spirit AeroSystems Inc.	3.850%	6/15/26	2,180	2,259
Stanley Black & Decker Inc.	2.451%	11/17/18	3,500	3,577
Stanley Black & Decker Inc.	3.400%	12/1/21	2,425	2,595
Stanley Black & Decker Inc.	2.900%	11/1/22	3,000	3,163
Textron Inc.	5.600%	12/1/17	3,416	3,593
Textron Inc.	7.250%	10/1/19	1,518	1,740
Textron Inc.	4.300%	3/1/24	2,675	2,899
Textron Inc.	3.875%	3/1/25	2,500	2,639
Textron Inc.	4.000%	3/15/26	5,200	5,494
Timken CO	3.875%	9/1/24	1,000	1,014
Tyco International Finance SA	3.900%	2/14/26	1,650	1,772
United Technologies Corp.	5.375%	12/15/17	9,675	10,295
United Technologies Corp.	6.125%	2/1/19	8,190	9,200
United Technologies Corp.	4.500%	4/15/20	6,680	7,443
United Technologies Corp.	3.100%	6/1/22	12,568	13,397
United Technologies Corp.	6.700%	8/1/28	325	438
United Technologies Corp.	7.500%	9/15/29	3,825	5,638
United Technologies Corp.	5.400%	5/1/35	600	740
United Technologies Corp.	6.050%	6/1/36	1,615	2,152
United Technologies Corp.	6.125%	7/15/38	10,950	15,009
United Technologies Corp.	5.700%	4/15/40	9,325	12,241
United Technologies Corp.	4.500%	6/1/42	20,340	23,336
United Technologies Corp.	4.150%	5/15/45	2,800	3,076
Valmont Industries Inc.	5.000%	10/1/44	1,100	1,021
Valmont Industries Inc.	5.250%	10/1/54	2,350	2,118

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vulcan Materials Co.	7.500%	6/15/21	3,680	4,424
Vulcan Materials Co.	4.500%	4/1/25	2,750	2,937
Waste Management Inc.	2.600%	9/1/16	145	145
Waste Management Inc.	6.100%	3/15/18	1,150	1,248
Waste Management Inc.	4.750%	6/30/20	4,700	5,269
Waste Management Inc.	4.600%	3/1/21	6,425	7,130
Waste Management Inc.	2.400%	5/15/23	4,825	4,885
Waste Management Inc.	3.500%	5/15/24	5,785	6,249
Waste Management Inc.	3.125%	3/1/25	3,250	3,416
Waste Management Inc.	3.900%	3/1/35	1,410	1,487
Waste Management Inc.	4.100%	3/1/45	5,450	5,946
WW Grainger Inc.	4.600%	6/15/45	12,725	15,122
WW Grainger Inc.	3.750%	5/15/46	2,300	2,374

Communication (2.6%)
21st Century Fox America Inc.	6.900%	3/1/19	3,840	4,358
21st Century Fox America Inc.	4.500%	2/15/21	5,125	5,717
21st Century Fox America Inc.	3.000%	9/15/22	13,450	14,036
21st Century Fox America Inc.	4.000%	10/1/23	1,075	1,182
21st Century Fox America Inc.	3.700%	10/15/25	3,000	3,246
21st Century Fox America Inc.	6.550%	3/15/33	5,765	7,256
21st Century Fox America Inc.	6.200%	12/15/34	6,250	7,776
21st Century Fox America Inc.	6.400%	12/15/35	12,800	16,272
21st Century Fox America Inc.	8.150%	10/17/36	275	388
21st Century Fox America Inc.	6.150%	3/1/37	3,000	3,730
21st Century Fox America Inc.	6.650%	11/15/37	6,250	8,202
21st Century Fox America Inc.	6.900%	8/15/39	2,275	3,045
21st Century Fox America Inc.	6.150%	2/15/41	8,925	11,160
21st Century Fox America Inc.	5.400%	10/1/43	4,700	5,522
21st Century Fox America Inc.	4.750%	9/15/44	4,075	4,513
21st Century Fox America Inc.	4.950%	10/15/45	300	341
21st Century Fox America Inc.	7.750%	12/1/45	3,150	4,571
America Movil SAB de CV	5.625%	11/15/17	900	947
America Movil SAB de CV	5.000%	10/16/19	5,700	6,231
America Movil SAB de CV	5.000%	3/30/20	16,173	17,877
America Movil SAB de CV	3.125%	7/16/22	6,100	6,239
America Movil SAB de CV	6.375%	3/1/35	1,475	1,805
America Movil SAB de CV	6.125%	11/15/37	1,825	2,173
America Movil SAB de CV	6.125%	3/30/40	16,940	20,510
America Movil SAB de CV	4.375%	7/16/42	5,000	5,036
American Tower Corp.	4.500%	1/15/18	16,300	17,003
American Tower Corp.	3.300%	2/15/21	4,000	4,168
American Tower Corp.	5.900%	11/1/21	4,965	5,779
American Tower Corp.	4.700%	3/15/22	5,000	5,521
American Tower Corp.	3.500%	1/31/23	19,050	19,721
American Tower Corp.	5.000%	2/15/24	6,000	6,778
American Tower Corp.	4.000%	6/1/25	3,750	3,991
American Tower Corp.	4.400%	2/15/26	2,000	2,170
Ameritech Capital Funding Corp.	6.550%	1/15/28	500	600
AT&T Corp.	8.250%	11/15/31	5,149	7,465
AT&T Inc.	1.400%	12/1/17	11,660	11,676
AT&T Inc.	1.750%	1/15/18	475	478
AT&T Inc.	5.500%	2/1/18	10,265	10,934
AT&T Inc.	5.600%	5/15/18	3,700	3,980
AT&T Inc.	2.375%	11/27/18	10,000	10,216

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	5.800%	2/15/19	3,900	4,325
AT&T Inc.	2.300%	3/11/19	5,275	5,382
AT&T Inc.	5.875%	10/1/19	4,875	5,519
AT&T Inc.	5.200%	3/15/20	1,175	1,330
AT&T Inc.	2.450%	6/30/20	16,375	16,705
AT&T Inc.	4.600%	2/15/21	3,075	3,374
AT&T Inc.	5.000%	3/1/21	29,375	32,893
AT&T Inc.	4.450%	5/15/21	5,590	6,141
AT&T Inc.	3.875%	8/15/21	16,485	17,744
AT&T Inc.	3.000%	2/15/22	7,975	8,135
AT&T Inc.	3.800%	3/15/22	5,125	5,459
AT&T Inc.	3.000%	6/30/22	19,500	20,003
AT&T Inc.	2.625%	12/1/22	17,850	17,915
AT&T Inc.	3.600%	2/17/23	20,825	21,792
AT&T Inc.	4.450%	4/1/24	13,825	15,194
AT&T Inc.	3.950%	1/15/25	9,975	10,587
AT&T Inc.	3.400%	5/15/25	10,000	10,211
AT&T Inc.	4.125%	2/17/26	13,375	14,374
AT&T Inc.	6.450%	6/15/34	4,195	5,027
AT&T Inc.	4.500%	5/15/35	7,500	7,664
AT&T Inc.	6.500%	9/1/37	6,431	7,913
AT&T Inc.	6.300%	1/15/38	6,590	7,929
AT&T Inc.	6.400%	5/15/38	3,100	3,758
AT&T Inc.	6.550%	2/15/39	12,015	14,879
AT&T Inc.	6.350%	3/15/40	8,500	10,150
AT&T Inc.	6.000%	8/15/40	675	790
AT&T Inc.	5.350%	9/1/40	21,653	23,576
AT&T Inc.	6.375%	3/1/41	7,775	9,470
AT&T Inc.	5.550%	8/15/41	5,450	6,112
AT&T Inc.	5.150%	3/15/42	9,950	10,740
AT&T Inc.	4.300%	12/15/42	14,836	14,205
AT&T Inc.	4.800%	6/15/44	21,200	21,833
AT&T Inc.	4.350%	6/15/45	16,158	15,493
AT&T Inc.	4.750%	5/15/46	22,850	23,482
AT&T Inc.	5.650%	2/15/47	16,125	18,485
Bellsouth Capital Funding Corp.	7.875%	2/15/30	5,107	6,529
BellSouth LLC	6.875%	10/15/31	3,786	4,544
BellSouth LLC	6.550%	6/15/34	628	741
BellSouth LLC	6.000%	11/15/34	419	472
BellSouth Telecommunications LLC	6.375%	6/1/28	3,275	3,935
British Telecommunications plc	5.950%	1/15/18	13,310	14,253
British Telecommunications plc	2.350%	2/14/19	1,325	1,355
British Telecommunications plc	9.375%	12/15/30	11,275	17,465
CBS Corp.	1.950%	7/1/17	175	176
CBS Corp.	4.625%	5/15/18	100	106
CBS Corp.	2.300%	8/15/19	7,075	7,191
CBS Corp.	5.750%	4/15/20	12,390	14,089
CBS Corp.	4.300%	2/15/21	4,150	4,514
CBS Corp.	3.700%	8/15/24	1,175	1,234
CBS Corp.	4.000%	1/15/26	3,000	3,205
CBS Corp.	7.875%	7/30/30	25	36
CBS Corp.	4.850%	7/1/42	5,125	5,199
CBS Corp.	4.900%	8/15/44	2,775	2,838
CBS Corp.	4.600%	1/15/45	2,000	1,968
CC Holdings GS V LLC / Crown Castle GS III Corp.	2.381%	12/15/17	200	203

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	10,050	10,706
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	12,575	13,147
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	15,125	16,261
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	33,500	36,493
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	9,700	11,439
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	19,300	23,029
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	2,675	3,171
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,000	2,847
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,038
Comcast Corp.	6.300%	11/15/17	3,775	4,055
Comcast Corp.	5.875%	2/15/18	6,450	6,949
Comcast Corp.	5.700%	5/15/18	12,275	13,329
Comcast Corp.	5.700%	7/1/19	6,645	7,508
Comcast Corp.	5.150%	3/1/20	4,555	5,150
Comcast Corp.	3.125%	7/15/22	1,925	2,057
Comcast Corp.	2.850%	1/15/23	40	42
Comcast Corp.	2.750%	3/1/23	14,625	15,293
Comcast Corp.	3.600%	3/1/24	4,125	4,522
Comcast Corp.	3.375%	2/15/25	5,600	6,047
Comcast Corp.	3.375%	8/15/25	4,325	4,663
Comcast Corp.	3.150%	3/1/26	26,000	27,636
Comcast Corp.	4.250%	1/15/33	11,700	12,914
Comcast Corp.	7.050%	3/15/33	2,050	2,873
Comcast Corp.	4.200%	8/15/34	7,075	7,772
Comcast Corp.	5.650%	6/15/35	1,650	2,113
Comcast Corp.	4.400%	8/15/35	3,500	3,924
Comcast Corp.	6.500%	11/15/35	13,475	18,468
Comcast Corp.	6.450%	3/15/37	6,075	8,364
Comcast Corp.	6.950%	8/15/37	11,250	16,231
Comcast Corp.	6.400%	5/15/38	5,975	8,210
Comcast Corp.	6.400%	3/1/40	9,300	12,973
Comcast Corp.	4.650%	7/15/42	16,325	18,745
Comcast Corp.	4.500%	1/15/43	1,425	1,598
Comcast Corp.	4.750%	3/1/44	675	788
Comcast Corp.	4.600%	8/15/45	9,125	10,487
Crown Castle International Corp.	3.400%	2/15/21	12,675	13,245
Crown Castle International Corp.	5.250%	1/15/23	4,500	5,051
Crown Castle International Corp.	4.450%	2/15/26	10,500	11,393
Crown Castle International Corp.	3.700%	6/15/26	8,510	8,763
Deutsche Telekom International Finance BV	6.750%	8/20/18	5,375	5,988
Deutsche Telekom International Finance BV	6.000%	7/8/19	5,425	6,119
Deutsche Telekom International Finance BV	8.750%	6/15/30	24,087	36,427
Deutsche Telekom International Finance BV	9.250%	6/1/32	300	478
Discovery Communications LLC	5.050%	6/1/20	8,750	9,567
Discovery Communications LLC	4.375%	6/15/21	1,420	1,524
Discovery Communications LLC	3.300%	5/15/22	4,125	4,182
Discovery Communications LLC	3.250%	4/1/23	1,325	1,295
Discovery Communications LLC	3.450%	3/15/25	1,650	1,602
Discovery Communications LLC	4.900%	3/11/26	9,500	10,067

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Discovery Communications LLC	6.350%	6/1/40	1,685	1,752
Discovery Communications LLC	4.950%	5/15/42	3,400	2,953
Electronic Arts Inc.	3.700%	3/1/21	3,000	3,166
Grupo Televisa SAB	6.000%	5/15/18	875	940
Grupo Televisa SAB	6.625%	3/18/25	1,475	1,808
Grupo Televisa SAB	8.500%	3/11/32	275	353
Grupo Televisa SAB	6.625%	1/15/40	3,795	4,290
Grupo Televisa SAB	5.000%	5/13/45	8,175	7,792
Grupo Televisa SAB	6.125%	1/31/46	5,450	5,903
GTE Corp.	6.940%	4/15/28	1,750	2,263
Historic TW Inc.	9.150%	2/1/23	2,425	3,259
Historic TW Inc.	6.625%	5/15/29	4,925	6,391
Interpublic Group of Cos. Inc.	3.750%	2/15/23	16,246	17,006
Interpublic Group of Cos. Inc.	4.200%	4/15/24	750	804
Koninklijke KPN NV	8.375%	10/1/30	5,200	7,249
Moody’s Corp.	5.500%	9/1/20	438	497
Moody’s Corp.	4.500%	9/1/22	14,842	16,522
Moody’s Corp.	4.875%	2/15/24	3,500	3,983
Moody’s Corp.	5.250%	7/15/44	6,700	8,157
NBCUniversal Media LLC	5.150%	4/30/20	8,550	9,692
NBCUniversal Media LLC	4.375%	4/1/21	3,120	3,478
NBCUniversal Media LLC	2.875%	1/15/23	12,099	12,710
NBCUniversal Media LLC	6.400%	4/30/40	8,350	11,581
NBCUniversal Media LLC	5.950%	4/1/41	2,800	3,726
NBCUniversal Media LLC	4.450%	1/15/43	8,925	9,949
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,370	2,046
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	825	827
Omnicom Group Inc.	4.450%	8/15/20	3,850	4,249
Omnicom Group Inc.	3.625%	5/1/22	20,290	21,584
Omnicom Group Inc.	3.650%	11/1/24	3,825	4,049
Omnicom Group Inc.	3.600%	4/15/26	13,300	13,897
Orange SA	2.750%	2/6/19	5,650	5,826
Orange SA	5.375%	7/8/19	6,825	7,577
Orange SA	4.125%	9/14/21	7,095	7,826
Orange SA	9.000%	3/1/31	14,615	22,552
Orange SA	5.375%	1/13/42	5,175	6,345
Orange SA	5.500%	2/6/44	7,450	9,294
Pacific Bell Telephone Co.	7.125%	3/15/26	425	546
Qwest Corp.	6.500%	6/1/17	1,825	1,891
Qwest Corp.	6.750%	12/1/21	6,990	7,562
Qwest Corp.	7.250%	9/15/25	900	960
Qwest Corp.	6.875%	9/15/33	5,035	4,934
Qwest Corp.	7.125%	11/15/43	4,500	4,371
RELX Capital Inc.	3.125%	10/15/22	6,809	6,938
Rogers Communications Inc.	6.800%	8/15/18	7,225	8,003
Rogers Communications Inc.	3.000%	3/15/23	1,075	1,113
Rogers Communications Inc.	4.100%	10/1/23	6,050	6,689
Rogers Communications Inc.	3.625%	12/15/25	1,775	1,897
Rogers Communications Inc.	4.500%	3/15/43	3,260	3,454
Rogers Communications Inc.	5.000%	3/15/44	11,160	12,635
S&P Global Inc.	5.900%	11/15/17	1,450	1,533
S&P Global Inc.	2.500%	8/15/18	3,850	3,929
S&P Global Inc.	3.300%	8/14/20	3,950	4,133
S&P Global Inc.	4.000%	6/15/25	3,750	4,095
S&P Global Inc.	4.400%	2/15/26	7,825	8,787

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
S&P Global Inc.	6.550%	11/15/37	1,450	1,765
Scripps Networks Interactive Inc.	2.750%	11/15/19	4,525	4,618
Scripps Networks Interactive Inc.	2.800%	6/15/20	4,000	4,064
Scripps Networks Interactive Inc.	3.500%	6/15/22	2,500	2,603
Scripps Networks Interactive Inc.	3.900%	11/15/24	2,275	2,392
TCI Communications Inc.	7.875%	2/15/26	1,675	2,398
TCI Communications Inc.	7.125%	2/15/28	400	556
Telefonica Emisiones SAU	3.192%	4/27/18	19,200	19,432
Telefonica Emisiones SAU	5.877%	7/15/19	13,400	14,845
Telefonica Emisiones SAU	5.462%	2/16/21	540	617
Telefonica Emisiones SAU	4.570%	4/27/23	7,450	8,240
Telefonica Emisiones SAU	7.045%	6/20/36	13,235	17,005
Telefonica Europe BV	8.250%	9/15/30	7,100	10,228
Thomson Reuters Corp.	1.650%	9/29/17	500	502
Thomson Reuters Corp.	6.500%	7/15/18	4,225	4,639
Thomson Reuters Corp.	4.700%	10/15/19	1,525	1,658
Thomson Reuters Corp.	3.950%	9/30/21	5,250	5,639
Thomson Reuters Corp.	4.300%	11/23/23	2,675	2,938
Thomson Reuters Corp.	3.850%	9/29/24	1,000	1,065
Thomson Reuters Corp.	5.500%	8/15/35	2,975	3,273
Thomson Reuters Corp.	5.850%	4/15/40	10,610	12,347
Thomson Reuters Corp.	5.650%	11/23/43	8,025	9,457
Time Warner Cable Inc.	5.850%	5/1/17	5,275	5,460
Time Warner Cable Inc.	6.750%	7/1/18	12,325	13,519
Time Warner Cable Inc.	8.750%	2/14/19	8,100	9,455
Time Warner Cable Inc.	8.250%	4/1/19	12,550	14,572
Time Warner Cable Inc.	5.000%	2/1/20	3,045	3,311
Time Warner Cable Inc.	4.125%	2/15/21	3,806	4,032
Time Warner Cable Inc.	4.000%	9/1/21	1,050	1,115
Time Warner Cable Inc.	6.550%	5/1/37	10,245	11,986
Time Warner Cable Inc.	7.300%	7/1/38	14,183	17,813
Time Warner Cable Inc.	6.750%	6/15/39	4,997	5,950
Time Warner Cable Inc.	5.875%	11/15/40	8,075	8,796
Time Warner Cable Inc.	5.500%	9/1/41	10,900	11,445
Time Warner Cable Inc.	4.500%	9/15/42	2,725	2,541
Time Warner Cos. Inc.	7.570%	2/1/24	3,825	4,862
Time Warner Cos. Inc.	6.950%	1/15/28	6,750	8,745
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,650	4,907
Time Warner Inc.	2.100%	6/1/19	3,450	3,508
Time Warner Inc.	4.875%	3/15/20	8,360	9,257
Time Warner Inc.	4.700%	1/15/21	4,050	4,519
Time Warner Inc.	4.750%	3/29/21	7,975	8,951
Time Warner Inc.	4.000%	1/15/22	295	319
Time Warner Inc.	3.400%	6/15/22	250	263
Time Warner Inc.	4.050%	12/15/23	525	578
Time Warner Inc.	3.600%	7/15/25	14,300	15,166
Time Warner Inc.	3.875%	1/15/26	7,650	8,250
Time Warner Inc.	7.625%	4/15/31	15,700	21,542
Time Warner Inc.	7.700%	5/1/32	4,600	6,412
Time Warner Inc.	6.500%	11/15/36	9,090	11,325
Time Warner Inc.	6.200%	3/15/40	950	1,177
Time Warner Inc.	6.100%	7/15/40	4,150	5,048
Time Warner Inc.	6.250%	3/29/41	5,275	6,641
Time Warner Inc.	5.375%	10/15/41	295	339
Time Warner Inc.	4.900%	6/15/42	2,785	2,975

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Time Warner Inc.	5.350%	12/15/43	10,700	12,231
Time Warner Inc.	4.650%	6/1/44	2,500	2,632
Time Warner Inc.	4.850%	7/15/45	1,700	1,847
Verizon Communications Inc.	1.100%	11/1/17	1,350	1,350
Verizon Communications Inc.	5.500%	2/15/18	8,575	9,177
Verizon Communications Inc.	6.100%	4/15/18	3,245	3,525
Verizon Communications Inc.	3.650%	9/14/18	30,120	31,667
Verizon Communications Inc.	2.625%	2/21/20	12,419	12,851
Verizon Communications Inc.	4.500%	9/15/20	32,900	36,523
Verizon Communications Inc.	3.450%	3/15/21	9,775	10,505
Verizon Communications Inc.	4.600%	4/1/21	7,810	8,771
Verizon Communications Inc.	3.000%	11/1/21	9,975	10,490
Verizon Communications Inc.	3.500%	11/1/21	8,185	8,805
Verizon Communications Inc.	2.450%	11/1/22	9,950	10,047
Verizon Communications Inc.	5.150%	9/15/23	40,800	47,568
Verizon Communications Inc.	4.150%	3/15/24	9,400	10,358
Verizon Communications Inc.	3.500%	11/1/24	13,775	14,681
Verizon Communications Inc.	7.750%	12/1/30	3,640	5,121
Verizon Communications Inc.	6.400%	9/15/33	5,282	6,748
Verizon Communications Inc.	5.050%	3/15/34	14,200	15,769
Verizon Communications Inc.	4.400%	11/1/34	21,275	22,010
Verizon Communications Inc.	5.850%	9/15/35	7,650	9,269
Verizon Communications Inc.	4.272%	1/15/36	15,264	15,637
Verizon Communications Inc.	6.250%	4/1/37	4,825	6,054
Verizon Communications Inc.	6.400%	2/15/38	7,625	9,615
Verizon Communications Inc.	6.900%	4/15/38	3,125	4,160
Verizon Communications Inc.	7.350%	4/1/39	7,800	10,875
Verizon Communications Inc.	6.000%	4/1/41	5,155	6,418
Verizon Communications Inc.	4.750%	11/1/41	7,925	8,524
Verizon Communications Inc.	3.850%	11/1/42	4,200	3,968
Verizon Communications Inc.	6.550%	9/15/43	18,900	25,532
Verizon Communications Inc.	4.862%	8/21/46	23,640	25,707
Verizon Communications Inc.	4.522%	9/15/48	30,177	31,451
Verizon Communications Inc.	5.012%	8/21/54	39,527	42,003
Verizon Communications Inc.	4.672%	3/15/55	26,924	27,082
Viacom Inc.	6.125%	10/5/17	1,250	1,318
Viacom Inc.	2.500%	9/1/18	3,025	3,067
Viacom Inc.	2.200%	4/1/19	2,075	2,080
Viacom Inc.	5.625%	9/15/19	7,470	8,226
Viacom Inc.	3.875%	12/15/21	11,790	12,381
Viacom Inc.	4.250%	9/1/23	3,900	4,050
Viacom Inc.	4.850%	12/15/34	3,320	3,078
Viacom Inc.	6.875%	4/30/36	9,335	10,247
Viacom Inc.	4.500%	2/27/42	1,800	1,489
Viacom Inc.	4.375%	3/15/43	2,000	1,610
Viacom Inc.	5.850%	9/1/43	7,850	7,857
Viacom Inc.	5.250%	4/1/44	1,850	1,717
Vodafone Group plc	1.250%	9/26/17	13,725	13,726
Vodafone Group plc	1.500%	2/19/18	5,050	5,054
Vodafone Group plc	4.625%	7/15/18	1,700	1,802
Vodafone Group plc	5.450%	6/10/19	10,300	11,394
Vodafone Group plc	4.375%	3/16/21	1,343	1,477
Vodafone Group plc	2.500%	9/26/22	1,250	1,233
Vodafone Group plc	2.950%	2/19/23	6,625	6,715
Vodafone Group plc	7.875%	2/15/30	2,588	3,462

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vodafone Group plc	6.250%	11/30/32	2,675	3,119
Vodafone Group plc	6.150%	2/27/37	6,920	8,036
Vodafone Group plc	4.375%	2/19/43	13,780	13,105
Walt Disney Co.	1.100%	12/1/17	4,000	4,017
Walt Disney Co.	5.875%	12/15/17	1,875	2,006
Walt Disney Co.	1.500%	9/17/18	4,000	4,057
Walt Disney Co.	1.650%	1/8/19	2,750	2,801
Walt Disney Co.	1.850%	5/30/19	6,300	6,443
Walt Disney Co.	2.150%	9/17/20	4,450	4,602
Walt Disney Co.	2.300%	2/12/21	1,800	1,873
Walt Disney Co.	2.750%	8/16/21	1,000	1,065
Walt Disney Co.	2.350%	12/1/22	4,300	4,442
Walt Disney Co.	3.150%	9/17/25	3,800	4,164
Walt Disney Co.	3.000%	2/13/26	10,250	11,034
Walt Disney Co.	7.000%	3/1/32	1,875	2,703
Walt Disney Co.	4.125%	12/1/41	9,133	10,265
Walt Disney Co.	3.700%	12/1/42	4,025	4,276
Walt Disney Co.	4.125%	6/1/44	12,075	13,662
WPP Finance 2010	4.750%	11/21/21	7,701	8,561
WPP Finance 2010	3.625%	9/7/22	2,500	2,649
WPP Finance 2010	3.750%	9/19/24	3,325	3,529
WPP Finance 2010	5.125%	9/7/42	700	746
WPP Finance 2010	5.625%	11/15/43	1,750	2,031

Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,275	1,417
Advance Auto Parts Inc.	4.500%	1/15/22	325	349
Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,988
Alibaba Group Holding Ltd.	1.625%	11/28/17	9,725	9,748
Alibaba Group Holding Ltd.	2.500%	11/28/19	15,650	15,831
Alibaba Group Holding Ltd.	3.125%	11/28/21	3,050	3,134
Alibaba Group Holding Ltd.	3.600%	11/28/24	12,750	13,099
Alibaba Group Holding Ltd.	4.500%	11/28/34	3,870	4,059
Amazon.com Inc.	1.200%	11/29/17	5,650	5,672
Amazon.com Inc.	2.600%	12/5/19	6,650	6,937
Amazon.com Inc.	3.300%	12/5/21	6,500	7,010
Amazon.com Inc.	2.500%	11/29/22	4,300	4,451
Amazon.com Inc.	3.800%	12/5/24	575	644
Amazon.com Inc.	4.800%	12/5/34	10,275	12,094
Amazon.com Inc.	4.950%	12/5/44	10,125	12,361
American Honda Finance Corp.	1.200%	7/14/17	7,550	7,565
American Honda Finance Corp.	1.550%	12/11/17	15,970	16,111
American Honda Finance Corp.	2.125%	10/10/18	3,650	3,744
American Honda Finance Corp.	2.250%	8/15/19	3,000	3,093
American Honda Finance Corp.	2.450%	9/24/20	14,000	14,543
Automatic Data Processing Inc.	2.250%	9/15/20	10,445	10,856
Automatic Data Processing Inc.	3.375%	9/15/25	1,300	1,413
AutoNation Inc.	6.750%	4/15/18	1,800	1,931
AutoNation Inc.	5.500%	2/1/20	1,655	1,809
AutoNation Inc.	3.350%	1/15/21	4,840	4,950
AutoNation Inc.	4.500%	10/1/25	2,600	2,746
AutoZone Inc.	7.125%	8/1/18	7,100	7,901
AutoZone Inc.	2.500%	4/15/21	1,125	1,146
AutoZone Inc.	3.700%	4/15/22	4,500	4,795
AutoZone Inc.	2.875%	1/15/23	1,280	1,305

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AutoZone Inc.	3.250%	4/15/25	4,940	5,141
AutoZone Inc.	3.125%	4/21/26	2,200	2,256
Bed Bath & Beyond Inc.	3.749%	8/1/24	940	946
Bed Bath & Beyond Inc.	4.915%	8/1/34	1,375	1,277
Bed Bath & Beyond Inc.	5.165%	8/1/44	5,204	4,584
Best Buy Co. Inc.	5.500%	3/15/21	700	742
Block Financial LLC	4.125%	10/1/20	2,875	2,964
Block Financial LLC	5.250%	10/1/25	10,925	11,466
BorgWarner Inc.	4.625%	9/15/20	400	434
BorgWarner Inc.	3.375%	3/15/25	1,250	1,278
BorgWarner Inc.	4.375%	3/15/45	3,565	3,673
Brinker International Inc.	2.600%	5/15/18	5,663	5,723
Brinker International Inc.	3.875%	5/15/23	4,725	4,776
Carnival Corp.	1.875%	12/15/17	1,150	1,161
Carnival Corp.	3.950%	10/15/20	2,500	2,703
Coach Inc.	4.250%	4/1/25	3,771	3,878
Costco Wholesale Corp.	1.125%	12/15/17	4,575	4,598
Costco Wholesale Corp.	1.700%	12/15/19	3,500	3,581
Costco Wholesale Corp.	1.750%	2/15/20	2,000	2,039
Costco Wholesale Corp.	2.250%	2/15/22	1,900	1,957
Cummins Inc.	3.650%	10/1/23	2,690	2,917
Cummins Inc.	7.125%	3/1/28	100	140
Cummins Inc.	4.875%	10/1/43	3,650	4,208
CVS Health Corp.	1.900%	7/20/18	12,300	12,487
CVS Health Corp.	2.250%	12/5/18	19,600	20,054
CVS Health Corp.	2.250%	8/12/19	4,940	5,074
CVS Health Corp.	2.800%	7/20/20	14,275	14,867
CVS Health Corp.	2.125%	6/1/21	9,900	10,030
CVS Health Corp.	3.500%	7/20/22	7,225	7,778
CVS Health Corp.	2.750%	12/1/22	4,990	5,155
CVS Health Corp.	4.750%	12/1/22	9,000	10,264
CVS Health Corp.	4.000%	12/5/23	3,080	3,405
CVS Health Corp.	3.375%	8/12/24	6,090	6,485
CVS Health Corp.	5.000%	12/1/24	4,200	4,886
CVS Health Corp.	3.875%	7/20/25	18,123	19,966
CVS Health Corp.	2.875%	6/1/26	10,425	10,651
CVS Health Corp.	5.300%	12/5/43	7,350	9,126
CVS Health Corp.	5.125%	7/20/45	23,860	29,572
Daimler Finance North America LLC	8.500%	1/18/31	7,720	12,513
Delphi Automotive plc	3.150%	11/19/20	3,960	4,102
Delphi Automotive plc	4.250%	1/15/26	2,450	2,669
Delphi Corp.	5.000%	2/15/23	2,950	3,123
Delphi Corp.	4.150%	3/15/24	4,455	4,765
Dollar General Corp.	3.250%	4/15/23	8,493	8,740
Dollar General Corp.	4.150%	11/1/25	300	328
eBay Inc.	1.350%	7/15/17	5,375	5,385
eBay Inc.	2.500%	3/9/18	900	919
eBay Inc.	2.200%	8/1/19	6,925	7,075
eBay Inc.	3.250%	10/15/20	5,425	5,674
eBay Inc.	2.875%	8/1/21	5,175	5,346
eBay Inc.	3.800%	3/9/22	3,900	4,122
eBay Inc.	2.600%	7/15/22	3,250	3,216
eBay Inc.	3.450%	8/1/24	3,725	3,811
eBay Inc.	4.000%	7/15/42	4,150	3,507
Expedia Inc.	7.456%	8/15/18	1,250	1,386

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Expedia Inc.	5.950%	8/15/20	8,400	9,402
Expedia Inc.	4.500%	8/15/24	2,750	2,818
7 Expedia Inc.	5.000%	2/15/26	4,200	4,364
Ford Holdings LLC	9.300%	3/1/30	375	530
Ford Motor Co.	6.500%	8/1/18	1,025	1,127
Ford Motor Co.	6.625%	10/1/28	3,425	4,324
Ford Motor Co.	6.375%	2/1/29	2,925	3,556
Ford Motor Co.	7.450%	7/16/31	10,925	14,596
Ford Motor Co.	4.750%	1/15/43	8,850	9,300
Ford Motor Co.	7.400%	11/1/46	2,850	4,002
Ford Motor Credit Co. LLC	4.250%	2/3/17	2,550	2,591
Ford Motor Credit Co. LLC	1.461%	3/27/17	3,300	3,309
Ford Motor Credit Co. LLC	3.000%	6/12/17	8,200	8,314
Ford Motor Credit Co. LLC	6.625%	8/15/17	10,225	10,794
Ford Motor Credit Co. LLC	1.724%	12/6/17	5,500	5,511
Ford Motor Credit Co. LLC	2.145%	1/9/18	16,600	16,747
Ford Motor Credit Co. LLC	2.375%	1/16/18	7,000	7,087
Ford Motor Credit Co. LLC	5.000%	5/15/18	10,675	11,303
Ford Motor Credit Co. LLC	2.551%	10/5/18	8,775	8,929
Ford Motor Credit Co. LLC	2.375%	3/12/19	18,700	18,954
Ford Motor Credit Co. LLC	2.597%	11/4/19	9,750	9,970
Ford Motor Credit Co. LLC	8.125%	1/15/20	12,565	14,961
Ford Motor Credit Co. LLC	2.459%	3/27/20	1,000	1,008
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,100	1,137
Ford Motor Credit Co. LLC	3.200%	1/15/21	8,425	8,652
Ford Motor Credit Co. LLC	5.750%	2/1/21	2,681	3,048
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,000	15,568
Ford Motor Credit Co. LLC	5.875%	8/2/21	13,294	15,237
Ford Motor Credit Co. LLC	3.219%	1/9/22	8,500	8,717
Ford Motor Credit Co. LLC	4.375%	8/6/23	6,625	7,187
Ford Motor Credit Co. LLC	3.664%	9/8/24	4,925	5,093
Ford Motor Credit Co. LLC	4.134%	8/4/25	11,200	12,014
Ford Motor Credit Co. LLC	4.389%	1/8/26	4,000	4,368
General Motors Co.	3.500%	10/2/18	3,675	3,781
General Motors Co.	4.875%	10/2/23	8,240	8,755
General Motors Co.	4.000%	4/1/25	2,750	2,771
General Motors Co.	5.000%	4/1/35	5,830	5,830
General Motors Co.	6.600%	4/1/36	4,151	4,794
General Motors Co.	6.250%	10/2/43	7,005	7,811
General Motors Co.	5.200%	4/1/45	15,770	15,719
General Motors Co.	6.750%	4/1/46	7,090	8,455
General Motors Financial Co. Inc.	4.750%	8/15/17	2,300	2,386
General Motors Financial Co. Inc.	3.000%	9/25/17	3,342	3,396
General Motors Financial Co. Inc.	3.250%	5/15/18	2,200	2,241
General Motors Financial Co. Inc.	6.750%	6/1/18	5,065	5,489
General Motors Financial Co. Inc.	3.100%	1/15/19	20,575	20,961
General Motors Financial Co. Inc.	2.400%	5/9/19	10,000	10,012
General Motors Financial Co. Inc.	3.500%	7/10/19	5,750	5,930
General Motors Financial Co. Inc.	3.150%	1/15/20	5,200	5,258
General Motors Financial Co. Inc.	3.200%	7/13/20	24,425	24,394
General Motors Financial Co. Inc.	3.700%	11/24/20	9,050	9,299
General Motors Financial Co. Inc.	4.200%	3/1/21	8,000	8,400
General Motors Financial Co. Inc.	3.200%	7/6/21	7,225	7,243
General Motors Financial Co. Inc.	4.375%	9/25/21	3,265	3,440
General Motors Financial Co. Inc.	3.450%	4/10/22	7,775	7,756

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
General Motors Financial Co. Inc.	3.700%	5/9/23	7,000	7,044
General Motors Financial Co. Inc.	4.250%	5/15/23	4,550	4,664
General Motors Financial Co. Inc.	4.000%	1/15/25	7,245	7,327
General Motors Financial Co. Inc.	5.250%	3/1/26	4,700	5,076
Harley-Davidson Inc.	3.500%	7/28/25	4,450	4,773
Harley-Davidson Inc.	4.625%	7/28/45	3,135	3,503
Harman International Industries Inc.	4.150%	5/15/25	2,400	2,504
Home Depot Inc.	2.250%	9/10/18	9,750	10,037
Home Depot Inc.	2.000%	6/15/19	7,900	8,123
Home Depot Inc.	2.000%	4/1/21	4,025	4,129
Home Depot Inc.	4.400%	4/1/21	10,030	11,300
Home Depot Inc.	2.625%	6/1/22	10,000	10,458
Home Depot Inc.	2.700%	4/1/23	5,500	5,768
Home Depot Inc.	3.750%	2/15/24	6,080	6,807
Home Depot Inc.	3.350%	9/15/25	4,000	4,362
Home Depot Inc.	3.000%	4/1/26	5,600	5,953
Home Depot Inc.	5.875%	12/16/36	20,696	28,189
Home Depot Inc.	5.400%	9/15/40	2,790	3,622
Home Depot Inc.	5.950%	4/1/41	5,505	7,564
Home Depot Inc.	4.200%	4/1/43	8,675	9,768
Home Depot Inc.	4.875%	2/15/44	7,650	9,359
Home Depot Inc.	4.400%	3/15/45	2,800	3,236
Home Depot Inc.	4.250%	4/1/46	9,495	10,876
Hyatt Hotels Corp.	3.375%	7/15/23	3,050	3,086
Hyatt Hotels Corp.	4.850%	3/15/26	800	871
Johnson Controls Inc.	5.000%	3/30/20	2,100	2,296
Johnson Controls Inc.	4.250%	3/1/21	5,405	5,835
Johnson Controls Inc.	3.750%	12/1/21	1,425	1,518
Johnson Controls Inc.	3.625%	7/2/24	3,650	3,868
Johnson Controls Inc.	6.000%	1/15/36	950	1,127
Johnson Controls Inc.	5.700%	3/1/41	795	929
Johnson Controls Inc.	5.250%	12/1/41	1,225	1,373
Johnson Controls Inc.	4.625%	7/2/44	2,500	2,651
Johnson Controls Inc.	4.950%	7/2/64	2,675	2,674
Kohl’s Corp.	4.000%	11/1/21	4,955	5,184
Kohl’s Corp.	3.250%	2/1/23	1,750	1,739
Kohl’s Corp.	4.750%	12/15/23	1,700	1,803
Kohl’s Corp.	4.250%	7/17/25	3,175	3,143
Kohl’s Corp.	5.550%	7/17/45	1,725	1,589
Lowe’s Cos. Inc.	6.100%	9/15/17	875	930
Lowe’s Cos. Inc.	1.150%	4/15/19	4,650	4,657
Lowe’s Cos. Inc.	4.625%	4/15/20	1,355	1,491
Lowe’s Cos. Inc.	3.750%	4/15/21	1,545	1,710
Lowe’s Cos. Inc.	3.800%	11/15/21	2,675	2,938
Lowe’s Cos. Inc.	3.120%	4/15/22	1,625	1,736
Lowe’s Cos. Inc.	3.875%	9/15/23	8,325	9,292
Lowe’s Cos. Inc.	3.125%	9/15/24	12,350	13,188
Lowe’s Cos. Inc.	3.375%	9/15/25	6,235	6,817
Lowe’s Cos. Inc.	2.500%	4/15/26	8,000	8,150
Lowe’s Cos. Inc.	6.875%	2/15/28	175	241
Lowe’s Cos. Inc.	6.500%	3/15/29	1,050	1,435
Lowe’s Cos. Inc.	5.500%	10/15/35	584	739
Lowe’s Cos. Inc.	5.800%	10/15/36	6,400	8,313
Lowe’s Cos. Inc.	5.800%	4/15/40	720	945
Lowe’s Cos. Inc.	5.125%	11/15/41	1,200	1,472

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lowe’s Cos. Inc.	4.650%	4/15/42	4,300	4,980
Lowe’s Cos. Inc.	5.000%	9/15/43	5,944	7,293
Lowe’s Cos. Inc.	4.250%	9/15/44	1,950	2,165
Lowe’s Cos. Inc.	4.375%	9/15/45	6,050	6,913
Lowe’s Cos. Inc.	3.700%	4/15/46	6,000	6,173
Macy’s Retail Holdings Inc.	3.450%	1/15/21	2,715	2,793
Macy’s Retail Holdings Inc.	3.875%	1/15/22	4,050	4,164
Macy’s Retail Holdings Inc.	2.875%	2/15/23	11,408	10,851
Macy’s Retail Holdings Inc.	4.375%	9/1/23	2,715	2,820
Macy’s Retail Holdings Inc.	7.000%	2/15/28	2,350	2,635
Macy’s Retail Holdings Inc.	6.900%	4/1/29	1,500	1,645
Macy’s Retail Holdings Inc.	4.500%	12/15/34	3,000	2,629
Macy’s Retail Holdings Inc.	6.375%	3/15/37	2,550	2,622
Macy’s Retail Holdings Inc.	5.125%	1/15/42	3,750	3,305
Macy’s Retail Holdings Inc.	4.300%	2/15/43	600	475
Magna International Inc.	3.625%	6/15/24	3,570	3,788
Magna International Inc.	4.150%	10/1/25	1,500	1,649
Marriott International Inc.	3.000%	3/1/19	1,750	1,807
Marriott International Inc.	3.375%	10/15/20	2,075	2,187
Marriott International Inc.	2.875%	3/1/21	2,500	2,585
Marriott International Inc.	3.125%	10/15/21	4,800	4,978
Marriott International Inc.	2.300%	1/15/22	2,000	2,009
Marriott International Inc.	3.250%	9/15/22	3,525	3,661
Marriott International Inc.	3.750%	10/1/25	2,340	2,503
Marriott International Inc.	3.125%	6/15/26	4,090	4,146
MasterCard Inc.	2.000%	4/1/19	2,175	2,227
MasterCard Inc.	3.375%	4/1/24	4,050	4,391
McDonald’s Corp.	5.300%	3/15/17	300	309
McDonald’s Corp.	5.800%	10/15/17	3,950	4,186
McDonald’s Corp.	5.350%	3/1/18	4,995	5,338
McDonald’s Corp.	2.100%	12/7/18	500	511
McDonald’s Corp.	5.000%	2/1/19	4,525	4,963
McDonald’s Corp.	1.875%	5/29/19	6,450	6,551
McDonald’s Corp.	2.750%	12/9/20	1,900	1,982
McDonald’s Corp.	3.625%	5/20/21	1,750	1,893
McDonald’s Corp.	2.625%	1/15/22	10,340	10,686
McDonald’s Corp.	3.375%	5/26/25	3,105	3,301
McDonald’s Corp.	3.700%	1/30/26	14,940	16,107
McDonald’s Corp.	4.700%	12/9/35	5,375	6,060
McDonald’s Corp.	6.300%	10/15/37	325	431
McDonald’s Corp.	6.300%	3/1/38	1,525	2,019
McDonald’s Corp.	3.700%	2/15/42	13,175	12,963
McDonald’s Corp.	3.625%	5/1/43	1,725	1,663
McDonald’s Corp.	4.600%	5/26/45	4,710	5,262
McDonald’s Corp.	4.875%	12/9/45	11,500	13,343
Metropolitan Museum of Art New York Revenue	3.400%	7/1/45	1,900	2,009
NIKE Inc.	2.250%	5/1/23	175	180
NIKE Inc.	3.625%	5/1/43	6,025	6,357
NIKE Inc.	3.875%	11/1/45	6,075	6,725
Nordstrom Inc.	6.250%	1/15/18	5,625	6,016
Nordstrom Inc.	4.750%	5/1/20	3,975	4,326
Nordstrom Inc.	4.000%	10/15/21	5,315	5,681
Nordstrom Inc.	6.950%	3/15/28	1,500	1,849
Nordstrom Inc.	5.000%	1/15/44	3,260	3,192
NVR Inc.	3.950%	9/15/22	6,615	7,009

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
O’Reilly Automotive Inc.	4.875%	1/14/21	600	669
O’Reilly Automotive Inc.	3.800%	9/1/22	4,554	4,886
O’Reilly Automotive Inc.	3.850%	6/15/23	7,075	7,617
O’Reilly Automotive Inc.	3.550%	3/15/26	1,250	1,317
PACCAR Financial Corp.	1.400%	11/17/17	2,750	2,771
PACCAR Financial Corp.	1.450%	3/9/18	800	806
PACCAR Financial Corp.	1.750%	8/14/18	775	786
PACCAR Financial Corp.	1.300%	5/10/19	8,500	8,523
PACCAR Financial Corp.	2.200%	9/15/19	1,600	1,643
PACCAR Financial Corp.	2.500%	8/14/20	2,000	2,065
PACCAR Financial Corp.	2.250%	2/25/21	1,500	1,521
Priceline Group Inc.	3.650%	3/15/25	1,200	1,271
Priceline Group Inc.	3.600%	6/1/26	10,000	10,307
QVC Inc.	3.125%	4/1/19	1,490	1,529
QVC Inc.	5.125%	7/2/22	425	453
QVC Inc.	4.375%	3/15/23	650	654
QVC Inc.	4.850%	4/1/24	4,300	4,458
QVC Inc.	5.450%	8/15/34	350	322
QVC Inc.	5.950%	3/15/43	3,175	2,954
Ralph Lauren Corp.	2.125%	9/26/18	1,675	1,709
Ralph Lauren Corp.	2.625%	8/18/20	1,670	1,739
Ross Stores Inc.	3.375%	9/15/24	1,300	1,362
Signet UK Finance plc	4.700%	6/15/24	2,300	2,247
Staples Inc.	2.750%	1/12/18	3,430	3,459
Staples Inc.	4.375%	1/12/23	2,228	2,272
Starbucks Corp.	2.000%	12/5/18	1,700	1,738
Starbucks Corp.	2.100%	2/4/21	3,375	3,468
Starbucks Corp.	2.700%	6/15/22	2,350	2,479
Starbucks Corp.	3.850%	10/1/23	5,100	5,723
Starbucks Corp.	2.450%	6/15/26	3,000	3,033
Starbucks Corp.	4.300%	6/15/45	2,000	2,376
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	2,000	2,024
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	4,750	4,993
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	1,875	1,912
Target Corp.	6.000%	1/15/18	5,055	5,440
Target Corp.	2.300%	6/26/19	6,200	6,405
Target Corp.	3.875%	7/15/20	5,630	6,150
Target Corp.	2.900%	1/15/22	9,180	9,752
Target Corp.	3.500%	7/1/24	5,300	5,853
Target Corp.	2.500%	4/15/26	6,240	6,390
Target Corp.	6.350%	11/1/32	1,680	2,278
Target Corp.	6.500%	10/15/37	4,058	5,749
Target Corp.	7.000%	1/15/38	2,400	3,595
Target Corp.	4.000%	7/1/42	12,400	13,380
Target Corp.	3.625%	4/15/46	5,725	5,854
Tiffany & Co.	4.900%	10/1/44	1,650	1,652
TJX Cos. Inc.	6.950%	4/15/19	1,925	2,224
TJX Cos. Inc.	2.750%	6/15/21	8,290	8,760
TJX Cos. Inc.	2.500%	5/15/23	2,350	2,450
Toyota Motor Credit Corp.	1.250%	10/5/17	9,100	9,134
Toyota Motor Credit Corp.	1.375%	1/10/18	5,995	6,032
Toyota Motor Credit Corp.	1.450%	1/12/18	5,000	5,036
Toyota Motor Credit Corp.	1.200%	4/6/18	11,500	11,544
Toyota Motor Credit Corp.	2.000%	10/24/18	7,625	7,777
Toyota Motor Credit Corp.	2.100%	1/17/19	5,975	6,104

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Toyota Motor Credit Corp.	1.700%	2/19/19	5,755	5,825
Toyota Motor Credit Corp.	1.400%	5/20/19	5,000	5,028
Toyota Motor Credit Corp.	2.125%	7/18/19	5,500	5,642
Toyota Motor Credit Corp.	2.150%	3/12/20	19,600	20,150
Toyota Motor Credit Corp.	4.500%	6/17/20	1,723	1,923
Toyota Motor Credit Corp.	4.250%	1/11/21	2,200	2,453
Toyota Motor Credit Corp.	1.900%	4/8/21	11,000	11,142
Toyota Motor Credit Corp.	2.750%	5/17/21	4,250	4,456
Toyota Motor Credit Corp.	3.400%	9/15/21	1,645	1,788
Toyota Motor Credit Corp.	3.300%	1/12/22	5,550	5,980
Toyota Motor Credit Corp.	2.625%	1/10/23	6,875	7,185
Under Armour Inc.	3.250%	6/15/26	4,650	4,691
VF Corp.	5.950%	11/1/17	1,975	2,101
VF Corp.	3.500%	9/1/21	4,445	4,828
VF Corp.	6.450%	11/1/37	3,375	4,654
Visa Inc.	1.200%	12/14/17	24,590	24,710
Visa Inc.	2.200%	12/14/20	19,750	20,345
Visa Inc.	2.800%	12/14/22	16,550	17,411
Visa Inc.	3.150%	12/14/25	21,990	23,404
Visa Inc.	4.150%	12/14/35	8,470	9,585
Visa Inc.	4.300%	12/14/45	19,800	22,885
Wal-Mart Stores Inc.	5.800%	2/15/18	7,345	7,940
Wal-Mart Stores Inc.	1.950%	12/15/18	9,525	9,784
Wal-Mart Stores Inc.	3.625%	7/8/20	8,750	9,573
Wal-Mart Stores Inc.	3.250%	10/25/20	4,395	4,750
Wal-Mart Stores Inc.	4.250%	4/15/21	10,860	12,305
Wal-Mart Stores Inc.	2.550%	4/11/23	7,300	7,607
Wal-Mart Stores Inc.	3.300%	4/22/24	9,100	9,974
Wal-Mart Stores Inc.	5.875%	4/5/27	12,250	16,213
Wal-Mart Stores Inc.	7.550%	2/15/30	4,900	7,465
Wal-Mart Stores Inc.	5.250%	9/1/35	3,280	4,310
Wal-Mart Stores Inc.	6.500%	8/15/37	14,605	21,135
Wal-Mart Stores Inc.	6.200%	4/15/38	10,555	14,955
Wal-Mart Stores Inc.	5.625%	4/1/40	9,575	12,820
Wal-Mart Stores Inc.	4.875%	7/8/40	8,320	10,262
Wal-Mart Stores Inc.	5.000%	10/25/40	6,325	7,894
Wal-Mart Stores Inc.	5.625%	4/15/41	9,895	13,281
Wal-Mart Stores Inc.	4.000%	4/11/43	7,460	8,244
Wal-Mart Stores Inc.	4.750%	10/2/43	16,420	20,240
Wal-Mart Stores Inc.	4.300%	4/22/44	3,150	3,676
Walgreen Co.	5.250%	1/15/19	489	530
Walgreen Co.	3.100%	9/15/22	4,100	4,223
Walgreen Co.	4.400%	9/15/42	4,300	4,361
Walgreens Boots Alliance Inc.	1.750%	11/17/17	6,000	6,041
Walgreens Boots Alliance Inc.	1.750%	5/30/18	6,000	6,048
Walgreens Boots Alliance Inc.	2.700%	11/18/19	9,000	9,301
Walgreens Boots Alliance Inc.	2.600%	6/1/21	7,548	7,690
Walgreens Boots Alliance Inc.	3.300%	11/18/21	4,300	4,509
Walgreens Boots Alliance Inc.	3.800%	11/18/24	9,100	9,645
Walgreens Boots Alliance Inc.	3.450%	6/1/26	12,300	12,617
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,615	4,834
Walgreens Boots Alliance Inc.	4.800%	11/18/44	8,325	8,919
Walgreens Boots Alliance Inc.	4.650%	6/1/46	5,250	5,614
Western Union Co.	6.200%	11/17/36	3,250	3,465
Western Union Co.	6.200%	6/21/40	1,850	1,909

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wyndham Worldwide Corp.	2.500%	3/1/18	975	987
Wyndham Worldwide Corp.	4.250%	3/1/22	9,990	10,575
Wyndham Worldwide Corp.	3.900%	3/1/23	570	586

Consumer Noncyclical (4.4%)
Abbott Laboratories	5.125%	4/1/19	6,902	7,585
Abbott Laboratories	2.000%	3/15/20	8,475	8,577
Abbott Laboratories	4.125%	5/27/20	2,700	2,939
Abbott Laboratories	2.550%	3/15/22	4,000	4,087
Abbott Laboratories	2.950%	3/15/25	1,500	1,532
Abbott Laboratories	6.150%	11/30/37	3,330	4,382
Abbott Laboratories	6.000%	4/1/39	350	461
Abbott Laboratories	5.300%	5/27/40	2,701	3,290
AbbVie Inc.	1.750%	11/6/17	15,335	15,433
AbbVie Inc.	1.800%	5/14/18	20,900	21,036
AbbVie Inc.	2.000%	11/6/18	11,775	11,890
AbbVie Inc.	2.500%	5/14/20	25,720	26,298
AbbVie Inc.	2.300%	5/14/21	5,550	5,598
AbbVie Inc.	2.900%	11/6/22	18,907	19,244
AbbVie Inc.	3.200%	11/6/22	7,616	7,875
AbbVie Inc.	2.850%	5/14/23	10,000	10,134
AbbVie Inc.	3.600%	5/14/25	24,060	25,223
AbbVie Inc.	3.200%	5/14/26	11,400	11,549
AbbVie Inc.	4.500%	5/14/35	13,595	14,196
AbbVie Inc.	4.300%	5/14/36	3,800	3,882
AbbVie Inc.	4.400%	11/6/42	17,313	17,642
AbbVie Inc.	4.700%	5/14/45	18,263	19,311
AbbVie Inc.	4.450%	5/14/46	8,000	8,175
Actavis Funding SCS	1.300%	6/15/17	13,600	13,568
Actavis Funding SCS	2.350%	3/12/18	21,985	22,271
Actavis Funding SCS	2.450%	6/15/19	8,070	8,182
Actavis Funding SCS	3.000%	3/12/20	19,205	19,779
Actavis Funding SCS	3.450%	3/15/22	16,100	16,728
Actavis Funding SCS	3.850%	6/15/24	9,500	9,974
Actavis Funding SCS	3.800%	3/15/25	27,323	28,394
Actavis Funding SCS	4.550%	3/15/35	13,220	13,686
Actavis Funding SCS	4.850%	6/15/44	11,801	12,450
Actavis Funding SCS	4.750%	3/15/45	12,475	13,018
Actavis Inc.	1.875%	10/1/17	4,525	4,548
Actavis Inc.	3.250%	10/1/22	9,900	10,100
Actavis Inc.	4.625%	10/1/42	6,425	6,599
Agilent Technologies Inc.	5.000%	7/15/20	4,500	4,979
Agilent Technologies Inc.	3.200%	10/1/22	4,315	4,420
Agilent Technologies Inc.	3.875%	7/15/23	3,765	3,981
Ahold Finance USA LLC	6.875%	5/1/29	675	894
Allergan Inc.	3.375%	9/15/20	4,000	4,177
4 Allina Health System	4.805%	11/15/45	1,000	1,208
Altria Group Inc.	9.250%	8/6/19	401	494
Altria Group Inc.	2.625%	1/14/20	18,150	18,853
Altria Group Inc.	4.750%	5/5/21	10,195	11,630
Altria Group Inc.	2.850%	8/9/22	3,900	4,086
Altria Group Inc.	2.950%	5/2/23	3,175	3,336
Altria Group Inc.	4.000%	1/31/24	8,100	9,066
Altria Group Inc.	9.950%	11/10/38	4,184	7,548
Altria Group Inc.	10.200%	2/6/39	8,795	16,366

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Altria Group Inc.	4.250%	8/9/42	5,508	5,965
Altria Group Inc.	4.500%	5/2/43	3,575	4,046
Altria Group Inc.	5.375%	1/31/44	1,325	1,704
AmerisourceBergen Corp.	4.875%	11/15/19	2,741	3,021
AmerisourceBergen Corp.	3.500%	11/15/21	5,700	6,102
AmerisourceBergen Corp.	3.400%	5/15/24	4,000	4,230
AmerisourceBergen Corp.	3.250%	3/1/25	1,750	1,834
AmerisourceBergen Corp.	4.250%	3/1/45	2,475	2,629
Amgen Inc.	6.150%	6/1/18	6,320	6,900
Amgen Inc.	5.700%	2/1/19	6,514	7,218
Amgen Inc.	2.200%	5/22/19	1,470	1,508
Amgen Inc.	2.125%	5/1/20	6,570	6,684
Amgen Inc.	3.450%	10/1/20	825	883
Amgen Inc.	4.100%	6/15/21	7,515	8,242
Amgen Inc.	3.875%	11/15/21	3,510	3,829
Amgen Inc.	2.700%	5/1/22	1,875	1,931
Amgen Inc.	3.625%	5/15/22	12,075	13,000
Amgen Inc.	3.625%	5/22/24	13,929	14,955
Amgen Inc.	4.950%	10/1/41	4,475	4,877
Amgen Inc.	4.400%	5/1/45	6,170	6,439
7 Amgen Inc.	4.563%	6/15/48	27,294	28,394
7 Amgen Inc.	4.663%	6/15/51	25,315	26,456
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,307	6,721
Anheuser-Busch Cos. LLC	6.800%	8/20/32	575	762
Anheuser-Busch Cos. LLC	5.750%	4/1/36	2,105	2,605
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	13,465	13,499
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	22,880	23,264
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	7,000	7,149
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	43,360	44,926
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	12,425	12,597
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	33,925	35,654
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,100	8,735
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	70,310	75,143
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	36,795	41,397
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	14,425	14,932
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	5,725	6,476
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	68,890	80,796
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	13,422	13,463
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	10,435	12,072
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	5,525	6,475
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,540	14,173
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	4,375	4,897
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,925	2,133
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	23,550	23,930
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	5,500	8,774
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	3,075	4,125
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	10,425	10,461
Archer-Daniels-Midland Co.	5.450%	3/15/18	5,449	5,826
Archer-Daniels-Midland Co.	4.479%	3/1/21	587	662
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	671
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,345	2,871
Archer-Daniels-Midland Co.	4.535%	3/26/42	2,500	2,877
Archer-Daniels-Midland Co.	4.016%	4/16/43	3,125	3,359
Ascension Health	3.945%	11/15/46	5,275	5,671
4 Ascension Health	4.847%	11/15/53	1,375	1,725

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AstraZeneca plc	5.900%	9/15/17	10,265	10,851
AstraZeneca plc	1.750%	11/16/18	6,000	6,083
AstraZeneca plc	1.950%	9/18/19	5,900	5,971
AstraZeneca plc	2.375%	11/16/20	12,300	12,542
AstraZeneca plc	3.375%	11/16/25	8,190	8,565
AstraZeneca plc	6.450%	9/15/37	14,545	19,811
AstraZeneca plc	4.000%	9/18/42	5,925	6,092
AstraZeneca plc	4.375%	11/16/45	7,875	8,600
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	850	947
Baxalta Inc.	2.000%	6/22/18	1,775	1,779
Baxalta Inc.	2.875%	6/23/20	5,475	5,564
Baxalta Inc.	3.600%	6/23/22	3,650	3,774
Baxalta Inc.	4.000%	6/23/25	11,500	12,016
Baxalta Inc.	5.250%	6/23/45	5,505	5,973
Beam Suntory Inc.	1.750%	6/15/18	1,525	1,533
Beam Suntory Inc.	3.250%	5/15/22	600	617
Beam Suntory Inc.	3.250%	6/15/23	850	878
Becton Dickinson & Co.	1.800%	12/15/17	7,000	7,058
Becton Dickinson & Co.	6.375%	8/1/19	8,085	9,147
Becton Dickinson & Co.	2.675%	12/15/19	7,675	7,889
Becton Dickinson & Co.	3.250%	11/12/20	5,150	5,418
Becton Dickinson & Co.	3.125%	11/8/21	2,985	3,129
Becton Dickinson & Co.	3.875%	5/15/24	150	163
Becton Dickinson & Co.	3.734%	12/15/24	10,145	10,936
Becton Dickinson & Co.	6.000%	5/15/39	100	128
Becton Dickinson & Co.	5.000%	11/12/40	6,622	7,513
Becton Dickinson & Co.	4.685%	12/15/44	6,875	7,773
Bio-Rad Laboratories Inc.	4.875%	12/15/20	500	549
Biogen Inc.	6.875%	3/1/18	3,100	3,376
Biogen Inc.	2.900%	9/15/20	13,985	14,573
Biogen Inc.	3.625%	9/15/22	5,250	5,577
Biogen Inc.	4.050%	9/15/25	7,775	8,404
Biogen Inc.	5.200%	9/15/45	14,655	16,495
Boston Scientific Corp.	2.650%	10/1/18	4,050	4,144
Boston Scientific Corp.	6.000%	1/15/20	3,670	4,163
Boston Scientific Corp.	3.375%	5/15/22	2,975	3,092
Boston Scientific Corp.	4.125%	10/1/23	2,700	2,937
Boston Scientific Corp.	3.850%	5/15/25	6,410	6,777
Boston Scientific Corp.	7.000%	11/15/35	4,100	5,353
Boston Scientific Corp.	7.375%	1/15/40	2,000	2,660
Bottling Group LLC	5.125%	1/15/19	4,119	4,525
Bristol-Myers Squibb Co.	0.875%	8/1/17	2,800	2,803
Bristol-Myers Squibb Co.	1.750%	3/1/19	5,375	5,473
Bristol-Myers Squibb Co.	2.000%	8/1/22	9,675	9,835
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	132
Bristol-Myers Squibb Co.	3.250%	11/1/23	1,750	1,933
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,163	2,911
Bristol-Myers Squibb Co.	6.125%	5/1/38	480	656
Bristol-Myers Squibb Co.	3.250%	8/1/42	5,240	5,223
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,225	1,513
Brown-Forman Corp.	1.000%	1/15/18	800	800
Brown-Forman Corp.	2.250%	1/15/23	1,375	1,390
Brown-Forman Corp.	3.750%	1/15/43	2,250	2,300
Brown-Forman Corp.	4.500%	7/15/45	2,750	3,144

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bunge Ltd. Finance Corp.	8.500%	6/15/19	3,965	4,656
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,600	2,721
Campbell Soup Co.	2.500%	8/2/22	1,850	1,880
Campbell Soup Co.	3.300%	3/19/25	1,700	1,798
Campbell Soup Co.	3.800%	8/2/42	2,800	2,796
Cardinal Health Inc.	1.700%	3/15/18	7,150	7,196
Cardinal Health Inc.	1.950%	6/15/18	2,100	2,121
Cardinal Health Inc.	4.625%	12/15/20	4,935	5,540
Cardinal Health Inc.	3.200%	6/15/22	3,600	3,807
Cardinal Health Inc.	3.200%	3/15/23	2,450	2,567
Cardinal Health Inc.	3.750%	9/15/25	3,250	3,547
Cardinal Health Inc.	4.600%	3/15/43	475	507
Cardinal Health Inc.	4.500%	11/15/44	2,150	2,257
Cardinal Health Inc.	4.900%	9/15/45	3,300	3,687
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,150	2,159
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,725	1,766
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	6,900	6,964
Celgene Corp.	2.125%	8/15/18	3,850	3,908
Celgene Corp.	2.300%	8/15/18	2,500	2,546
Celgene Corp.	2.250%	5/15/19	3,975	4,050
Celgene Corp.	2.875%	8/15/20	8,575	8,875
Celgene Corp.	3.950%	10/15/20	10,310	11,129
Celgene Corp.	3.250%	8/15/22	3,950	4,091
Celgene Corp.	3.550%	8/15/22	3,985	4,172
Celgene Corp.	4.000%	8/15/23	3,550	3,789
Celgene Corp.	3.625%	5/15/24	9,275	9,695
Celgene Corp.	3.875%	8/15/25	15,450	16,501
Celgene Corp.	5.700%	10/15/40	2,457	2,846
Celgene Corp.	5.250%	8/15/43	3,005	3,356
Celgene Corp.	4.625%	5/15/44	5,750	5,920
Celgene Corp.	5.000%	8/15/45	10,515	11,602
Children’s Hospital Medical Center Ohio GO	4.268%	5/15/44	1,050	1,173
Church & Dwight Co. Inc.	2.450%	12/15/19	2,590	2,653
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	2,765	3,084
Clorox Co.	5.950%	10/15/17	2,832	3,011
Clorox Co.	3.050%	9/15/22	4,800	5,026
Clorox Co.	3.500%	12/15/24	2,850	3,051
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	8,117	8,689
Coca-Cola Co.	1.650%	3/14/18	615	623
Coca-Cola Co.	1.150%	4/1/18	4,921	4,949
Coca-Cola Co.	1.650%	11/1/18	12,025	12,206
Coca-Cola Co.	1.375%	5/30/19	3,300	3,336
Coca-Cola Co.	1.875%	10/27/20	3,750	3,843
Coca-Cola Co.	2.450%	11/1/20	14,500	15,147
Coca-Cola Co.	3.150%	11/15/20	1,100	1,183
Coca-Cola Co.	3.300%	9/1/21	4,780	5,187
Coca-Cola Co.	2.500%	4/1/23	5,650	5,858
Coca-Cola Co.	3.200%	11/1/23	9,575	10,316
Coca-Cola Co.	2.875%	10/27/25	7,375	7,744
Coca-Cola Co.	2.550%	6/1/26	3,400	3,498
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,250	4,512
Coca-Cola Enterprises Inc.	4.500%	9/1/21	1,675	1,871
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	4,900	4,985
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,925	2,077
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	5,100	5,469

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,600	9,018
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,750	2,334
Colgate-Palmolive Co.	1.750%	3/15/19	1,500	1,534
Colgate-Palmolive Co.	2.450%	11/15/21	1,510	1,584
Colgate-Palmolive Co.	2.300%	5/3/22	8,311	8,618
Colgate-Palmolive Co.	1.950%	2/1/23	4,800	4,876
Colgate-Palmolive Co.	2.100%	5/1/23	200	204
Colgate-Palmolive Co.	3.250%	3/15/24	200	222
Colgate-Palmolive Co.	4.000%	8/15/45	3,345	3,850
ConAgra Foods Inc.	1.900%	1/25/18	8,270	8,329
ConAgra Foods Inc.	2.100%	3/15/18	4,743	4,807
ConAgra Foods Inc.	3.250%	9/15/22	5,000	5,164
ConAgra Foods Inc.	3.200%	1/25/23	3,986	4,113
ConAgra Foods Inc.	7.125%	10/1/26	963	1,259
ConAgra Foods Inc.	7.000%	10/1/28	200	251
ConAgra Foods Inc.	8.250%	9/15/30	3,825	5,310
Covidien International Finance SA	6.000%	10/15/17	9,332	9,927
Covidien International Finance SA	4.200%	6/15/20	3,675	4,050
Covidien International Finance SA	3.200%	6/15/22	5,869	6,277
CR Bard Inc.	1.375%	1/15/18	14,050	14,105
CR Bard Inc.	4.400%	1/15/21	2,220	2,452
CR Bard Inc.	3.000%	5/15/26	2,000	2,047
CR Bard Inc.	6.700%	12/1/26	500	663
Danaher Corp.	5.625%	1/15/18	550	590
Danaher Corp.	1.650%	9/15/18	4,100	4,163
Danaher Corp.	2.400%	9/15/20	4,000	4,172
Danaher Corp.	3.900%	6/23/21	8,635	9,521
Danaher Corp.	3.350%	9/15/25	2,725	3,005
Danaher Corp.	4.375%	9/15/45	3,100	3,617
Delhaize America LLC	9.000%	4/15/31	1,530	2,137
Delhaize Group SA	5.700%	10/1/40	821	968
Diageo Capital plc	5.750%	10/23/17	6,926	7,340
Diageo Capital plc	4.828%	7/15/20	4,050	4,556
Diageo Capital plc	2.625%	4/29/23	14,470	14,928
Diageo Capital plc	5.875%	9/30/36	500	651
Diageo Capital plc	3.875%	4/29/43	1,200	1,263
Diageo Investment Corp.	2.875%	5/11/22	8,875	9,290
Diageo Investment Corp.	7.450%	4/15/35	200	295
Diageo Investment Corp.	4.250%	5/11/42	5,137	5,614
Dignity Health California GO	2.637%	11/1/19	2,250	2,314
Dignity Health California GO	3.125%	11/1/22	900	926
Dignity Health California GO	3.812%	11/1/24	2,050	2,207
Dignity Health California GO	4.500%	11/1/42	4,500	4,834
Dignity Health California GO	5.267%	11/1/64	1,000	1,192
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	1,920	2,114
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	4,785	4,904
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	3,475	3,514
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	1,300	1,325
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	1,650	1,751
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	1,504	2,198
Dr Pepper Snapple Group Inc.	4.500%	11/15/45	2,000	2,208
Edwards Lifesciences Corp.	2.875%	10/15/18	4,925	5,062
Eli Lilly & Co.	1.250%	3/1/18	4,225	4,257
Eli Lilly & Co.	1.950%	3/15/19	7,750	7,901
Eli Lilly & Co.	2.750%	6/1/25	4,550	4,825

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Eli Lilly & Co.	5.550%	3/15/37	2,960	3,900
Eli Lilly & Co.	3.700%	3/1/45	3,900	4,158
Estee Lauder Cos. Inc.	1.700%	5/10/21	3,100	3,137
Estee Lauder Cos. Inc.	2.350%	8/15/22	6,358	6,536
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,300	1,714
Estee Lauder Cos. Inc.	3.700%	8/15/42	3,100	3,228
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,025	4,608
Express Scripts Holding Co.	3.300%	2/25/21	1,750	1,844
Express Scripts Holding Co.	4.750%	11/15/21	7,038	7,890
Express Scripts Holding Co.	3.900%	2/15/22	13,256	14,034
Express Scripts Holding Co.	3.000%	7/15/23	3,000	3,005
Express Scripts Holding Co.	3.500%	6/15/24	7,855	8,111
Express Scripts Holding Co.	4.500%	2/25/26	8,850	9,732
Express Scripts Holding Co.	3.400%	3/1/27	9,000	9,020
Express Scripts Holding Co.	6.125%	11/15/41	3,780	4,504
Express Scripts Holding Co.	4.800%	7/15/46	9,000	8,987
Flowers Foods Inc.	4.375%	4/1/22	2,350	2,557
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	595
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,100	3,223
General Mills Inc.	1.400%	10/20/17	3,000	3,019
General Mills Inc.	5.650%	2/15/19	8,075	8,976
General Mills Inc.	2.200%	10/21/19	10,400	10,655
General Mills Inc.	3.150%	12/15/21	5,875	6,252
General Mills Inc.	3.650%	2/15/24	1,225	1,346
General Mills Inc.	5.400%	6/15/40	4,600	5,701
General Mills Inc.	4.150%	2/15/43	750	806
Gilead Sciences Inc.	1.850%	9/4/18	6,125	6,234
Gilead Sciences Inc.	2.050%	4/1/19	4,045	4,139
Gilead Sciences Inc.	2.350%	2/1/20	4,025	4,149
Gilead Sciences Inc.	2.550%	9/1/20	11,503	11,911
Gilead Sciences Inc.	4.500%	4/1/21	2,025	2,262
Gilead Sciences Inc.	4.400%	12/1/21	8,102	9,145
Gilead Sciences Inc.	3.250%	9/1/22	5,575	5,946
Gilead Sciences Inc.	3.700%	4/1/24	15,000	16,253
Gilead Sciences Inc.	3.500%	2/1/25	4,575	4,888
Gilead Sciences Inc.	3.650%	3/1/26	15,650	17,024
Gilead Sciences Inc.	4.600%	9/1/35	4,075	4,546
Gilead Sciences Inc.	5.650%	12/1/41	5,460	6,849
Gilead Sciences Inc.	4.800%	4/1/44	13,125	14,641
Gilead Sciences Inc.	4.500%	2/1/45	11,250	12,225
Gilead Sciences Inc.	4.750%	3/1/46	13,470	15,319
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	15,580	16,880
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	1,581	1,659
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	475	600
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	16,010	22,807
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	3,575	4,012
GlaxoSmithKline Capital plc	2.850%	5/8/22	7,450	7,820
Hasbro Inc.	6.300%	9/15/17	1,375	1,455
Hasbro Inc.	3.150%	5/15/21	6,200	6,380
Hasbro Inc.	6.350%	3/15/40	1,170	1,423
Hasbro Inc.	5.100%	5/15/44	4,463	4,768
Hershey Co.	1.600%	8/21/18	1,800	1,826
Hershey Co.	4.125%	12/1/20	2,195	2,461
Hershey Co.	2.625%	5/1/23	2,750	2,790
Hershey Co.	3.200%	8/21/25	1,695	1,832

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hillshire Brands Co.	4.100%	9/15/20	1,250	1,304
Hormel Foods Corp.	4.125%	4/15/21	625	695
Ingredion Inc.	4.625%	11/1/20	890	974
Ingredion Inc.	6.625%	4/15/37	1,025	1,296
JM Smucker Co.	1.750%	3/15/18	2,000	2,017
JM Smucker Co.	2.500%	3/15/20	7,414	7,638
JM Smucker Co.	3.500%	10/15/21	1,995	2,146
JM Smucker Co.	3.000%	3/15/22	2,605	2,735
JM Smucker Co.	3.500%	3/15/25	5,300	5,709
JM Smucker Co.	4.250%	3/15/35	2,500	2,716
JM Smucker Co.	4.375%	3/15/45	4,100	4,465
Johnson & Johnson	5.550%	8/15/17	2,100	2,210
Johnson & Johnson	5.150%	7/15/18	4,250	4,617
Johnson & Johnson	1.650%	12/5/18	5,250	5,348
Johnson & Johnson	1.125%	3/1/19	6,000	6,036
Johnson & Johnson	2.950%	9/1/20	9,000	9,620
Johnson & Johnson	1.650%	3/1/21	7,050	7,160
Johnson & Johnson	3.550%	5/15/21	2,325	2,576
Johnson & Johnson	2.450%	12/5/21	2,000	2,104
Johnson & Johnson	2.050%	3/1/23	4,000	4,094
Johnson & Johnson	6.730%	11/15/23	1,203	1,588
Johnson & Johnson	3.375%	12/5/23	4,250	4,802
Johnson & Johnson	2.450%	3/1/26	11,475	11,850
Johnson & Johnson	6.950%	9/1/29	1,700	2,564
Johnson & Johnson	4.950%	5/15/33	1,600	2,050
Johnson & Johnson	4.375%	12/5/33	17,104	20,615
Johnson & Johnson	3.550%	3/1/36	5,400	5,949
Johnson & Johnson	5.950%	8/15/37	1,330	1,973
Johnson & Johnson	5.850%	7/15/38	3,797	5,525
Johnson & Johnson	4.500%	9/1/40	3,125	3,878
Johnson & Johnson	3.700%	3/1/46	10,825	12,171
Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,975
Kaiser Foundation Hospitals	4.875%	4/1/42	5,450	6,569
Kellogg Co.	4.000%	12/15/20	8,805	9,643
Kellogg Co.	3.250%	4/1/26	4,775	4,901
Kellogg Co.	7.450%	4/1/31	867	1,199
Kellogg Co.	4.500%	4/1/46	8,025	8,604
Kimberly-Clark Corp.	6.125%	8/1/17	10,004	10,569
Kimberly-Clark Corp.	7.500%	11/1/18	800	915
Kimberly-Clark Corp.	1.400%	2/15/19	3,425	3,465
Kimberly-Clark Corp.	1.850%	3/1/20	2,400	2,454
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,442
Kimberly-Clark Corp.	2.150%	8/15/20	1,350	1,397
Kimberly-Clark Corp.	3.875%	3/1/21	2,940	3,237
Kimberly-Clark Corp.	2.400%	3/1/22	4,825	4,990
Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,670
Kimberly-Clark Corp.	2.650%	3/1/25	2,500	2,621
Kimberly-Clark Corp.	3.050%	8/15/25	2,900	3,126
Kimberly-Clark Corp.	2.750%	2/15/26	2,575	2,694
Kimberly-Clark Corp.	6.625%	8/1/37	200	298
Kimberly-Clark Corp.	5.300%	3/1/41	5,350	7,157
Kimberly-Clark Corp.	3.700%	6/1/43	1,625	1,762
Koninklijke Philips NV	5.750%	3/11/18	2,725	2,919
Koninklijke Philips NV	3.750%	3/15/22	7,600	8,179
Koninklijke Philips NV	6.875%	3/11/38	2,240	2,946

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Koninklijke Philips NV	5.000%	3/15/42	3,575	3,886
Kraft Foods Group Inc.	2.250%	6/5/17	2,150	2,170
Kraft Foods Group Inc.	6.125%	8/23/18	12,252	13,462
Kraft Foods Group Inc.	5.375%	2/10/20	2,539	2,861
Kraft Foods Group Inc.	3.500%	6/6/22	7,175	7,635
Kraft Foods Group Inc.	6.875%	1/26/39	7,950	10,860
Kraft Foods Group Inc.	6.500%	2/9/40	7,900	10,419
Kraft Foods Group Inc.	5.000%	6/4/42	8,520	9,828
7 Kraft Heinz Foods Co.	1.600%	6/30/17	7,250	7,277
7 Kraft Heinz Foods Co.	2.000%	7/2/18	8,515	8,631
7 Kraft Heinz Foods Co.	2.800%	7/2/20	6,625	6,870
7 Kraft Heinz Foods Co.	3.950%	7/15/25	10,925	11,880
7 Kraft Heinz Foods Co.	3.000%	6/1/26	12,925	13,074
7 Kraft Heinz Foods Co.	5.000%	7/15/35	5,455	6,249
7 Kraft Heinz Foods Co.	5.200%	7/15/45	8,800	10,352
7 Kraft Heinz Foods Co.	4.375%	6/1/46	21,600	22,698
Kroger Co.	6.400%	8/15/17	1,435	1,518
Kroger Co.	6.800%	12/15/18	2,400	2,694
Kroger Co.	2.000%	1/15/19	925	938
Kroger Co.	2.300%	1/15/19	6,845	6,981
Kroger Co.	6.150%	1/15/20	4,150	4,770
Kroger Co.	3.300%	1/15/21	3,100	3,295
Kroger Co.	2.600%	2/1/21	5,200	5,402
Kroger Co.	2.950%	11/1/21	5,650	5,904
Kroger Co.	3.850%	8/1/23	3,000	3,297
Kroger Co.	4.000%	2/1/24	993	1,103
Kroger Co.	3.500%	2/1/26	2,000	2,158
Kroger Co.	7.700%	6/1/29	3,200	4,477
Kroger Co.	8.000%	9/15/29	6,375	9,170
Kroger Co.	7.500%	4/1/31	875	1,225
Kroger Co.	6.900%	4/15/38	5,250	7,257
Kroger Co.	5.000%	4/15/42	350	401
Kroger Co.	5.150%	8/1/43	1,000	1,179
Laboratory Corp. of America Holdings	2.200%	8/23/17	4,175	4,207
Laboratory Corp. of America Holdings	2.500%	11/1/18	500	508
Laboratory Corp. of America Holdings	2.625%	2/1/20	1,500	1,533
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,800	7,034
Laboratory Corp. of America Holdings	3.750%	8/23/22	475	500
Laboratory Corp. of America Holdings	4.000%	11/1/23	550	588
Laboratory Corp. of America Holdings	3.600%	2/1/25	5,425	5,642
Laboratory Corp. of America Holdings	4.700%	2/1/45	3,150	3,378
Life Technologies Corp.	6.000%	3/1/20	3,690	4,161
Life Technologies Corp.	5.000%	1/15/21	2,175	2,403
Mattel Inc.	1.700%	3/15/18	550	551
Mattel Inc.	2.350%	5/6/19	940	955
Mattel Inc.	3.150%	3/15/23	750	756
Mattel Inc.	5.450%	11/1/41	3,675	3,944
4 Mayo Clinic	3.774%	11/15/43	5,125	5,327
4 Mayo Clinic	4.000%	11/15/47	1,375	1,514
4 Mayo Clinic	4.128%	11/15/52	1,125	1,276
McCormick & Co. Inc.	3.900%	7/15/21	875	961
McCormick & Co. Inc.	3.500%	9/1/23	2,800	3,031
McCormick & Co. Inc.	3.250%	11/15/25	1,800	1,935
McKesson Corp.	7.500%	2/15/19	4,405	5,057
McKesson Corp.	2.284%	3/15/19	5,250	5,367

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
McKesson Corp.	4.750%	3/1/21	1,680	1,855
McKesson Corp.	2.700%	12/15/22	5,600	5,672
McKesson Corp.	3.796%	3/15/24	6,000	6,499
McKesson Corp.	6.000%	3/1/41	5,425	6,858
McKesson Corp.	4.883%	3/15/44	2,650	3,026
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,309	2,537
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,500	1,567
Mead Johnson Nutrition Co.	4.125%	11/15/25	6,935	7,564
Mead Johnson Nutrition Co.	5.900%	11/1/39	5,535	6,748
Mead Johnson Nutrition Co.	4.600%	6/1/44	2,650	2,833
Medco Health Solutions Inc.	7.125%	3/15/18	9,080	9,910
Medco Health Solutions Inc.	4.125%	9/15/20	590	636
Medtronic Inc.	1.500%	3/15/18	5,890	5,940
Medtronic Inc.	1.375%	4/1/18	10,845	10,910
Medtronic Inc.	5.600%	3/15/19	1,000	1,116
Medtronic Inc.	2.500%	3/15/20	16,467	17,079
Medtronic Inc.	4.125%	3/15/21	590	650
Medtronic Inc.	3.125%	3/15/22	16,080	17,117
Medtronic Inc.	3.150%	3/15/22	18,125	19,319
Medtronic Inc.	3.625%	3/15/24	5,000	5,496
Medtronic Inc.	3.500%	3/15/25	21,700	23,732
Medtronic Inc.	4.375%	3/15/35	22,517	25,438
Medtronic Inc.	6.500%	3/15/39	500	700
Medtronic Inc.	5.550%	3/15/40	1,725	2,185
Medtronic Inc.	4.500%	3/15/42	7,419	8,412
Medtronic Inc.	4.625%	3/15/44	2,588	3,031
Medtronic Inc.	4.625%	3/15/45	23,065	27,002
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	1,929
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	700	878
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	4,075	4,541
Merck & Co. Inc.	1.100%	1/31/18	3,375	3,389
Merck & Co. Inc.	1.300%	5/18/18	3,200	3,231
Merck & Co. Inc.	1.850%	2/10/20	7,000	7,159
Merck & Co. Inc.	3.875%	1/15/21	3,375	3,702
Merck & Co. Inc.	2.350%	2/10/22	6,900	7,111
Merck & Co. Inc.	2.400%	9/15/22	10,820	11,133
Merck & Co. Inc.	2.800%	5/18/23	8,500	8,898
Merck & Co. Inc.	2.750%	2/10/25	8,000	8,372
Merck & Co. Inc.	6.500%	12/1/33	4,172	5,847
Merck & Co. Inc.	6.550%	9/15/37	3,465	4,998
Merck & Co. Inc.	3.600%	9/15/42	3,230	3,308
Merck & Co. Inc.	4.150%	5/18/43	8,025	8,990
Merck & Co. Inc.	3.700%	2/10/45	13,459	14,146
Merck Sharp & Dohme Corp.	5.000%	6/30/19	12,845	14,282
Merck Sharp & Dohme Corp.	5.750%	11/15/36	3,900	5,024
Molson Coors Brewing Co.	1.450%	7/15/19	1,750	1,754
Molson Coors Brewing Co.	2.100%	7/15/21	3,000	3,014
Molson Coors Brewing Co.	3.500%	5/1/22	1,050	1,115
Molson Coors Brewing Co.	3.000%	7/15/26	8,000	8,003
Molson Coors Brewing Co.	5.000%	5/1/42	5,625	6,293
Molson Coors Brewing Co.	4.200%	7/15/46	5,175	5,211
Mondelez International Inc.	6.500%	8/11/17	6,215	6,575
Mondelez International Inc.	6.125%	2/1/18	4,290	4,617

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mondelez International Inc.	6.125%	8/23/18	2,500	2,746
Mondelez International Inc.	2.250%	2/1/19	2,500	2,561
Mondelez International Inc.	5.375%	2/10/20	5,386	6,119
Mondelez International Inc.	4.000%	2/1/24	12,135	13,274
Mondelez International Inc.	6.500%	11/1/31	4,086	5,412
Mondelez International Inc.	6.500%	2/9/40	5,015	6,900
Mylan Inc.	2.600%	6/24/18	2,058	2,084
Mylan Inc.	2.550%	3/28/19	5,462	5,529
Mylan Inc.	4.200%	11/29/23	9,685	10,210
Mylan Inc.	5.400%	11/29/43	2,420	2,579
7 Mylan NV	2.500%	6/7/19	3,800	3,832
7 Mylan NV	3.150%	6/15/21	8,000	8,079
7 Mylan NV	3.950%	6/15/26	9,025	9,073
New York & Presbyterian Hospital	3.563%	8/1/36	1,300	1,368
New York & Presbyterian Hospital	4.024%	8/1/45	4,390	4,783
New York & Presbyterian Hospital	4.063%	8/1/56	2,000	2,156
New York & Presbyterian Hospital	4.763%	8/1/16	1,920	2,027
Newell Brands Inc.	2.050%	12/1/17	2,725	2,746
Newell Brands Inc.	2.150%	10/15/18	1,600	1,623
Newell Brands Inc.	2.600%	3/29/19	4,125	4,233
Newell Brands Inc.	2.875%	12/1/19	3,500	3,606
Newell Brands Inc.	3.150%	4/1/21	5,330	5,553
Newell Brands Inc.	4.000%	6/15/22	5,580	5,871
Newell Brands Inc.	3.850%	4/1/23	10,350	10,983
Newell Brands Inc.	4.000%	12/1/24	5,350	5,593
Newell Brands Inc.	3.900%	11/1/25	2,325	2,428
Newell Brands Inc.	4.200%	4/1/26	12,295	13,311
Newell Brands Inc.	5.375%	4/1/36	3,200	3,687
Newell Brands Inc.	5.500%	4/1/46	11,600	13,810
Novant Health Inc.	5.850%	11/1/19	2,125	2,417
Novant Health Inc.	4.371%	11/1/43	1,500	1,715
Novartis Capital Corp.	2.400%	9/21/22	21,825	22,687
Novartis Capital Corp.	3.000%	11/20/25	9,750	10,352
Novartis Capital Corp.	3.700%	9/21/42	2,575	2,758
Novartis Capital Corp.	4.400%	5/6/44	12,415	15,010
Novartis Capital Corp.	4.000%	11/20/45	6,950	7,899
Novartis Securities Investment Ltd.	5.125%	2/10/19	10,540	11,629
NYU Hospitals Center	4.784%	7/1/44	3,325	3,805
Owens & Minor Inc.	4.375%	12/15/24	1,650	1,679
Partners Healthcare System Inc.	4.117%	7/1/55	1,500	1,679
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	1,700	1,811
PepsiCo Inc.	1.125%	7/17/17	3,500	3,509
PepsiCo Inc.	1.250%	8/13/17	8,900	8,940
PepsiCo Inc.	1.000%	10/13/17	2,500	2,509
PepsiCo Inc.	1.250%	4/30/18	3,100	3,117
PepsiCo Inc.	5.000%	6/1/18	11,125	11,970
PepsiCo Inc.	7.900%	11/1/18	1,575	1,820
PepsiCo Inc.	2.250%	1/7/19	9,350	9,628
PepsiCo Inc.	4.500%	1/15/20	2,800	3,100
PepsiCo Inc.	1.850%	4/30/20	10,100	10,248
PepsiCo Inc.	2.150%	10/14/20	11,450	11,760
PepsiCo Inc.	3.125%	11/1/20	5,425	5,804
PepsiCo Inc.	3.000%	8/25/21	12,420	13,234
PepsiCo Inc.	2.750%	3/5/22	13,050	13,677
PepsiCo Inc.	3.100%	7/17/22	3,425	3,650

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PepsiCo Inc.	2.750%	3/1/23	6,750	7,066
PepsiCo Inc.	3.600%	3/1/24	1,200	1,319
PepsiCo Inc.	2.750%	4/30/25	6,300	6,507
PepsiCo Inc.	3.500%	7/17/25	3,425	3,739
PepsiCo Inc.	5.500%	1/15/40	8,075	10,347
PepsiCo Inc.	4.875%	11/1/40	6,625	7,915
PepsiCo Inc.	4.000%	3/5/42	7,600	8,134
PepsiCo Inc.	3.600%	8/13/42	250	252
PepsiCo Inc.	4.250%	10/22/44	3,525	3,923
PepsiCo Inc.	4.600%	7/17/45	4,660	5,534
PepsiCo Inc.	4.450%	4/14/46	4,000	4,643
PerkinElmer Inc.	5.000%	11/15/21	2,160	2,396
Perrigo Co. plc	2.300%	11/8/18	5,310	5,359
Perrigo Co. plc	4.000%	11/15/23	4,216	4,356
Perrigo Co. plc	5.300%	11/15/43	3,575	3,767
Perrigo Finance Unlimited Co.	3.500%	3/15/21	2,800	2,910
Perrigo Finance Unlimited Co.	3.500%	12/15/21	4,000	4,150
Perrigo Finance Unlimited Co.	3.900%	12/15/24	1,800	1,836
Perrigo Finance Unlimited Co.	4.375%	3/15/26	5,000	5,224
Perrigo Finance Unlimited Co.	4.900%	12/15/44	2,300	2,290
Pfizer Inc.	1.200%	6/1/18	6,250	6,280
Pfizer Inc.	1.500%	6/15/18	80	81
Pfizer Inc.	6.200%	3/15/19	23,670	26,739
Pfizer Inc.	2.100%	5/15/19	6,000	6,139
Pfizer Inc.	1.450%	6/3/19	10,500	10,589
Pfizer Inc.	1.950%	6/3/21	11,750	11,914
Pfizer Inc.	3.400%	5/15/24	650	710
Pfizer Inc.	2.750%	6/3/26	3,525	3,625
Pfizer Inc.	7.200%	3/15/39	11,540	17,566
Pfizer Inc.	4.300%	6/15/43	8,706	9,769
Pfizer Inc.	4.400%	5/15/44	5,700	6,521
Pharmacia Corp.	6.500%	12/1/18	6,000	6,752
Pharmacia Corp.	6.600%	12/1/28	4,548	6,259
Philip Morris International Inc.	1.250%	8/11/17	1,875	1,883
Philip Morris International Inc.	1.125%	8/21/17	5,275	5,288
Philip Morris International Inc.	1.250%	11/9/17	8,660	8,694
Philip Morris International Inc.	5.650%	5/16/18	11,390	12,365
Philip Morris International Inc.	4.500%	3/26/20	375	418
Philip Morris International Inc.	1.875%	2/25/21	10,000	10,112
Philip Morris International Inc.	4.125%	5/17/21	4,458	4,964
Philip Morris International Inc.	2.900%	11/15/21	3,500	3,695
Philip Morris International Inc.	2.500%	8/22/22	3,000	3,084
Philip Morris International Inc.	2.625%	3/6/23	2,500	2,587
Philip Morris International Inc.	2.125%	5/10/23	3,430	3,435
Philip Morris International Inc.	3.600%	11/15/23	1,300	1,427
Philip Morris International Inc.	3.250%	11/10/24	4,000	4,282
Philip Morris International Inc.	3.375%	8/11/25	2,850	3,089
Philip Morris International Inc.	2.750%	2/25/26	4,100	4,228
Philip Morris International Inc.	6.375%	5/16/38	5,600	7,736
Philip Morris International Inc.	4.375%	11/15/41	5,418	5,938
Philip Morris International Inc.	4.500%	3/20/42	6,290	7,061
Philip Morris International Inc.	3.875%	8/21/42	4,089	4,206
Philip Morris International Inc.	4.125%	3/4/43	4,650	4,964
Philip Morris International Inc.	4.875%	11/15/43	10,050	11,949
Philip Morris International Inc.	4.250%	11/10/44	7,150	7,860

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Procter & Gamble - Esop	9.360%	1/1/21	1,060	1,282
Procter & Gamble Co.	4.700%	2/15/19	8,215	8,997
Procter & Gamble Co.	1.900%	11/1/19	1,200	1,235
Procter & Gamble Co.	1.850%	2/2/21	3,400	3,482
Procter & Gamble Co.	2.300%	2/6/22	5,164	5,364
Procter & Gamble Co.	3.100%	8/15/23	3,800	4,122
Procter & Gamble Co.	6.450%	1/15/26	7,750	10,523
Procter & Gamble Co.	2.700%	2/2/26	3,500	3,698
Procter & Gamble Co.	5.500%	2/1/34	5,000	6,706
Procter & Gamble Co.	5.550%	3/5/37	9,300	12,916
Quest Diagnostics Inc.	2.700%	4/1/19	1,475	1,516
Quest Diagnostics Inc.	4.750%	1/30/20	2,500	2,743
Quest Diagnostics Inc.	2.500%	3/30/20	2,250	2,268
Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,472
Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,572
Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,291
Quest Diagnostics Inc.	3.450%	6/1/26	2,900	2,992
Quest Diagnostics Inc.	5.750%	1/30/40	876	1,020
Quest Diagnostics Inc.	4.700%	3/30/45	1,250	1,313
Reynolds American Inc.	2.300%	8/21/17	5,100	5,161
Reynolds American Inc.	2.300%	6/12/18	8,001	8,130
Reynolds American Inc.	8.125%	6/23/19	2,825	3,352
Reynolds American Inc.	3.250%	6/12/20	5,465	5,777
Reynolds American Inc.	4.000%	6/12/22	5,100	5,536
Reynolds American Inc.	4.850%	9/15/23	845	965
Reynolds American Inc.	4.450%	6/12/25	18,300	20,449
Reynolds American Inc.	5.700%	8/15/35	4,820	5,869
Reynolds American Inc.	7.250%	6/15/37	875	1,190
Reynolds American Inc.	8.125%	5/1/40	2,239	3,111
Reynolds American Inc.	7.000%	8/4/41	2,040	2,570
Reynolds American Inc.	5.850%	8/15/45	13,240	16,909
Sanofi	1.250%	4/10/18	5,000	5,032
Sanofi	4.000%	3/29/21	12,865	14,203
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	1,150	1,407
St. Jude Medical Inc.	2.000%	9/15/18	2,700	2,738
St. Jude Medical Inc.	2.800%	9/15/20	2,700	2,789
St. Jude Medical Inc.	3.250%	4/15/23	5,825	6,009
St. Jude Medical Inc.	3.875%	9/15/25	2,625	2,801
St. Jude Medical Inc.	4.750%	4/15/43	4,325	4,605
Stryker Corp.	2.000%	3/8/19	3,600	3,653
Stryker Corp.	4.375%	1/15/20	700	763
Stryker Corp.	2.625%	3/15/21	6,250	6,463
Stryker Corp.	3.375%	5/15/24	9,500	10,037
Stryker Corp.	3.375%	11/1/25	7,090	7,449
Stryker Corp.	3.500%	3/15/26	7,707	8,165
Stryker Corp.	4.375%	5/15/44	400	425
Stryker Corp.	4.625%	3/15/46	13,175	14,773
Sysco Corp.	5.250%	2/12/18	3,895	4,134
Sysco Corp.	1.900%	4/1/19	2,900	2,935
Sysco Corp.	2.600%	10/1/20	6,800	6,995
Sysco Corp.	2.500%	7/15/21	1,825	1,864
Sysco Corp.	2.600%	6/12/22	2,325	2,367
Sysco Corp.	3.750%	10/1/25	2,575	2,774
Sysco Corp.	3.300%	7/15/26	5,750	5,967
Sysco Corp.	5.375%	9/21/35	1,648	1,962

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sysco Corp.	4.500%	4/1/46	3,325	3,547
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	5,889	6,248
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	8,474	8,601
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,362	1,632
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	1,328	1,414
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	10,075	10,166
4 Texas Health Resources	4.330%	11/15/55	900	1,014
The Pepsi Bottling Group Inc.	7.000%	3/1/29	3,875	5,560
Thermo Fisher Scientific Inc.	1.850%	1/15/18	3,500	3,524
Thermo Fisher Scientific Inc.	2.150%	12/14/18	2,500	2,529
Thermo Fisher Scientific Inc.	2.400%	2/1/19	245	250
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	577
Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,950	8,761
Thermo Fisher Scientific Inc.	3.600%	8/15/21	6,750	7,166
Thermo Fisher Scientific Inc.	3.300%	2/15/22	3,845	3,990
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,950	3,017
Thermo Fisher Scientific Inc.	3.000%	4/15/23	6,000	6,113
Thermo Fisher Scientific Inc.	4.150%	2/1/24	275	302
Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,475	6,800
Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,810	5,549
Trinity Health Corp.	4.125%	12/1/45	1,995	2,214
Tupperware Brands Corp.	4.750%	6/1/21	2,750	2,960
Tyson Foods Inc.	2.650%	8/15/19	6,425	6,610
Tyson Foods Inc.	4.500%	6/15/22	6,350	7,076
Tyson Foods Inc.	3.950%	8/15/24	5,750	6,207
Tyson Foods Inc.	4.875%	8/15/34	6,305	6,986
Tyson Foods Inc.	5.150%	8/15/44	3,050	3,520
Unilever Capital Corp.	0.850%	8/2/17	9,885	9,881
Unilever Capital Corp.	4.800%	2/15/19	200	219
Unilever Capital Corp.	2.200%	3/6/19	4,205	4,328
Unilever Capital Corp.	4.250%	2/10/21	10,310	11,514
Unilever Capital Corp.	3.100%	7/30/25	2,700	2,949
Unilever Capital Corp.	5.900%	11/15/32	2,725	3,784
Whirlpool Corp.	1.650%	11/1/17	5,440	5,474
Whirlpool Corp.	2.400%	3/1/19	1,000	1,022
Whirlpool Corp.	4.850%	6/15/21	1,625	1,825
Whirlpool Corp.	4.700%	6/1/22	4,325	4,826
Whirlpool Corp.	4.000%	3/1/24	2,500	2,713
Whirlpool Corp.	3.700%	5/1/25	2,400	2,551
Whirlpool Corp.	5.150%	3/1/43	1,275	1,441
Whirlpool Corp.	4.500%	6/1/46	4,425	4,617
7 Whole Foods Market Inc.	5.200%	12/3/25	9,525	10,125
Wyeth LLC	7.250%	3/1/23	2,000	2,623
Wyeth LLC	6.450%	2/1/24	2,775	3,563
Wyeth LLC	6.500%	2/1/34	3,425	4,683
Wyeth LLC	6.000%	2/15/36	1,680	2,241
Wyeth LLC	5.950%	4/1/37	15,460	20,602
Zeneca Wilmington Inc.	7.000%	11/15/23	2,000	2,591
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	4,000	4,033
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	2,745	2,984
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	8,784	8,874
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,619
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	5,400	5,533
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	11,475	11,818
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	5,400	5,422

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	4,750	5,612
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	3,850	3,914
Zoetis Inc.	1.875%	2/1/18	5,350	5,367
Zoetis Inc.	3.450%	11/13/20	3,100	3,229
Zoetis Inc.	3.250%	2/1/23	10,200	10,385
Zoetis Inc.	4.500%	11/13/25	3,040	3,343
Zoetis Inc.	4.700%	2/1/43	2,240	2,217

Energy (2.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	372	371
Anadarko Finance Co.	7.500%	5/1/31	7,275	8,690
Anadarko Petroleum Corp.	6.375%	9/15/17	916	964
Anadarko Petroleum Corp.	8.700%	3/15/19	3,845	4,386
Anadarko Petroleum Corp.	6.950%	6/15/19	675	748
Anadarko Petroleum Corp.	4.850%	3/15/21	4,100	4,351
Anadarko Petroleum Corp.	3.450%	7/15/24	345	337
Anadarko Petroleum Corp.	5.550%	3/15/26	22,770	25,205
Anadarko Petroleum Corp.	6.450%	9/15/36	13,980	15,990
Anadarko Petroleum Corp.	7.950%	6/15/39	200	248
Anadarko Petroleum Corp.	6.200%	3/15/40	4,250	4,761
Anadarko Petroleum Corp.	6.600%	3/15/46	3,950	4,766
Apache Corp.	6.900%	9/15/18	4,745	5,220
Apache Corp.	3.625%	2/1/21	6,560	6,844
Apache Corp.	3.250%	4/15/22	2,201	2,270
Apache Corp.	6.000%	1/15/37	8,375	9,556
Apache Corp.	5.100%	9/1/40	14,075	14,730
Apache Corp.	5.250%	2/1/42	340	361
Apache Corp.	4.750%	4/15/43	7,424	7,591
Apache Corp.	4.250%	1/15/44	4,350	4,211
Apache Finance Canada Corp.	7.750%	12/15/29	350	445
Baker Hughes Inc.	3.200%	8/15/21	9,595	10,074
Baker Hughes Inc.	5.125%	9/15/40	5,490	6,138
Boardwalk Pipelines LP	5.750%	9/15/19	7,545	7,947
Boardwalk Pipelines LP	3.375%	2/1/23	2,150	1,972
Boardwalk Pipelines LP	4.950%	12/15/24	575	566
Boardwalk Pipelines LP	5.950%	6/1/26	7,500	7,880
BP Capital Markets plc	1.625%	8/17/17	325	327
BP Capital Markets plc	1.375%	11/6/17	950	953
BP Capital Markets plc	1.674%	2/13/18	8,775	8,844
BP Capital Markets plc	1.375%	5/10/18	4,000	4,007
BP Capital Markets plc	2.241%	9/26/18	6,650	6,783
BP Capital Markets plc	4.750%	3/10/19	5,675	6,149
BP Capital Markets plc	1.676%	5/3/19	2,100	2,117
BP Capital Markets plc	2.237%	5/10/19	6,000	6,151
BP Capital Markets plc	2.521%	1/15/20	3,205	3,300
BP Capital Markets plc	2.315%	2/13/20	16,650	17,038
BP Capital Markets plc	4.500%	10/1/20	11,578	12,809
BP Capital Markets plc	4.742%	3/11/21	8,965	10,078
BP Capital Markets plc	3.561%	11/1/21	17,520	18,833
BP Capital Markets plc	3.062%	3/17/22	3,900	4,065
BP Capital Markets plc	3.245%	5/6/22	9,575	10,068
BP Capital Markets plc	2.500%	11/6/22	7,675	7,739
BP Capital Markets plc	2.750%	5/10/23	20,115	20,259
BP Capital Markets plc	3.994%	9/26/23	2,700	2,921
BP Capital Markets plc	3.814%	2/10/24	2,000	2,144

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
BP Capital Markets plc	3.535%	11/4/24	7,725	8,147
BP Capital Markets plc	3.506%	3/17/25	2,675	2,829
BP Capital Markets plc	3.119%	5/4/26	7,000	7,127
Buckeye Partners LP	6.050%	1/15/18	825	871
Buckeye Partners LP	2.650%	11/15/18	4,175	4,204
Buckeye Partners LP	4.150%	7/1/23	2,650	2,636
Buckeye Partners LP	5.850%	11/15/43	3,525	3,430
Buckeye Partners LP	5.600%	10/15/44	900	845
Burlington Resources Finance Co.	7.200%	8/15/31	9,562	12,097
Burlington Resources Finance Co.	7.400%	12/1/31	2,550	3,350
Canadian Natural Resources Ltd.	1.750%	1/15/18	7,925	7,829
Canadian Natural Resources Ltd.	3.450%	11/15/21	615	616
Canadian Natural Resources Ltd.	3.800%	4/15/24	9,645	9,450
Canadian Natural Resources Ltd.	7.200%	1/15/32	2,175	2,420
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,325	2,532
Canadian Natural Resources Ltd.	5.850%	2/1/35	350	357
Canadian Natural Resources Ltd.	6.500%	2/15/37	7,000	7,621
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,243	3,527
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,000	1,105
Chevron Corp.	1.344%	11/9/17	10,000	10,041
Chevron Corp.	1.345%	11/15/17	10,750	10,804
Chevron Corp.	1.104%	12/5/17	2,775	2,780
Chevron Corp.	1.365%	3/2/18	4,275	4,298
Chevron Corp.	1.718%	6/24/18	12,575	12,693
Chevron Corp.	1.790%	11/16/18	12,000	12,160
Chevron Corp.	4.950%	3/3/19	2,750	3,013
Chevron Corp.	1.561%	5/16/19	8,000	8,082
Chevron Corp.	2.193%	11/15/19	11,850	12,171
Chevron Corp.	1.961%	3/3/20	13,075	13,245
Chevron Corp.	2.419%	11/17/20	8,000	8,247
Chevron Corp.	2.100%	5/16/21	9,000	9,166
Chevron Corp.	2.411%	3/3/22	5,150	5,248
Chevron Corp.	2.355%	12/5/22	8,700	8,836
Chevron Corp.	3.191%	6/24/23	15,330	16,250
Chevron Corp.	2.954%	5/16/26	13,500	13,943
Cimarex Energy Co.	5.875%	5/1/22	300	314
Cimarex Energy Co.	4.375%	6/1/24	3,900	4,094
Columbia Pipeline Group Inc.	2.450%	6/1/18	6,607	6,635
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,750	1,811
Columbia Pipeline Group Inc.	4.500%	6/1/25	6,195	6,633
Columbia Pipeline Group Inc.	5.800%	6/1/45	3,300	3,811
Conoco Funding Co.	7.250%	10/15/31	1,475	1,884
ConocoPhillips	6.650%	7/15/18	2,475	2,697
ConocoPhillips	5.750%	2/1/19	8,690	9,549
ConocoPhillips	6.000%	1/15/20	2,885	3,275
ConocoPhillips	5.900%	10/15/32	725	850
ConocoPhillips	5.900%	5/15/38	2,320	2,775
ConocoPhillips	6.500%	2/1/39	13,763	17,702
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,471	6,476
ConocoPhillips Co.	1.050%	12/15/17	3,700	3,682
ConocoPhillips Co.	1.500%	5/15/18	4,100	4,112
ConocoPhillips Co.	2.200%	5/15/20	1,450	1,463
ConocoPhillips Co.	4.200%	3/15/21	5,000	5,403
ConocoPhillips Co.	2.875%	11/15/21	6,145	6,265
ConocoPhillips Co.	3.350%	11/15/24	2,847	2,932

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ConocoPhillips Co.	4.950%	3/15/26	23,335	26,454
ConocoPhillips Co.	4.150%	11/15/34	5,450	5,448
ConocoPhillips Co.	4.300%	11/15/44	6,275	6,344
ConocoPhillips Co.	5.950%	3/15/46	4,000	4,981
ConocoPhillips Holding Co.	6.950%	4/15/29	3,150	3,930
Devon Energy Corp.	6.300%	1/15/19	3,275	3,537
Devon Energy Corp.	4.000%	7/15/21	1,800	1,823
Devon Energy Corp.	3.250%	5/15/22	13,020	12,625
Devon Energy Corp.	7.950%	4/15/32	4,850	5,683
Devon Energy Corp.	5.600%	7/15/41	4,245	4,094
Devon Energy Corp.	4.750%	5/15/42	10,900	9,706
Devon Energy Corp.	5.000%	6/15/45	5,000	4,652
Devon Financing Co. LLC	7.875%	9/30/31	8,125	9,422
Dominion Gas Holdings LLC	2.800%	11/15/20	2,000	2,070
Dominion Gas Holdings LLC	3.550%	11/1/23	10,179	10,746
Dominion Gas Holdings LLC	3.600%	12/15/24	1,700	1,802
Dominion Gas Holdings LLC	4.800%	11/1/43	5,250	5,693
Dominion Gas Holdings LLC	4.600%	12/15/44	2,150	2,272
Enable Midstream Partners LP	2.400%	5/15/19	2,600	2,438
Enable Midstream Partners LP	3.900%	5/15/24	6,000	5,348
Enable Midstream Partners LP	5.000%	5/15/44	1,025	805
Enbridge Energy Partners LP	9.875%	3/1/19	4,430	5,094
Enbridge Energy Partners LP	5.200%	3/15/20	475	501
Enbridge Energy Partners LP	4.200%	9/15/21	5,300	5,438
Enbridge Energy Partners LP	5.875%	10/15/25	1,500	1,653
Enbridge Energy Partners LP	7.500%	4/15/38	5,850	6,885
Enbridge Energy Partners LP	5.500%	9/15/40	3,940	3,846
Enbridge Energy Partners LP	7.375%	10/15/45	2,000	2,440
Enbridge Inc.	3.500%	6/10/24	1,200	1,150
Enbridge Inc.	4.500%	6/10/44	2,725	2,384
Encana Corp.	6.500%	5/15/19	4,750	5,059
Encana Corp.	3.900%	11/15/21	3,500	3,408
Encana Corp.	6.500%	8/15/34	9,300	9,219
Encana Corp.	6.625%	8/15/37	4,005	4,015
Encana Corp.	6.500%	2/1/38	1,500	1,491
Energy Transfer Partners LP	6.700%	7/1/18	948	1,009
Energy Transfer Partners LP	9.700%	3/15/19	1,296	1,474
Energy Transfer Partners LP	9.000%	4/15/19	1,714	1,925
Energy Transfer Partners LP	4.150%	10/1/20	4,250	4,314
Energy Transfer Partners LP	4.650%	6/1/21	3,227	3,339
Energy Transfer Partners LP	5.200%	2/1/22	4,145	4,378
Energy Transfer Partners LP	3.600%	2/1/23	4,375	4,190
Energy Transfer Partners LP	4.900%	2/1/24	1,620	1,663
Energy Transfer Partners LP	4.050%	3/15/25	5,400	5,320
Energy Transfer Partners LP	4.750%	1/15/26	20,000	20,626
Energy Transfer Partners LP	8.250%	11/15/29	400	493
Energy Transfer Partners LP	4.900%	3/15/35	2,750	2,475
Energy Transfer Partners LP	6.625%	10/15/36	1,750	1,834
Energy Transfer Partners LP	7.500%	7/1/38	3,157	3,479
Energy Transfer Partners LP	6.050%	6/1/41	11,595	11,371
Energy Transfer Partners LP	6.500%	2/1/42	8,926	9,322
Energy Transfer Partners LP	5.150%	2/1/43	5,600	5,010
Energy Transfer Partners LP	5.150%	3/15/45	1,300	1,208
Energy Transfer Partners LP	6.125%	12/15/45	2,700	2,803
EnLink Midstream Partners LP	2.700%	4/1/19	1,350	1,303

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
EnLink Midstream Partners LP	4.400%	4/1/24	5,827	5,463
EnLink Midstream Partners LP	4.150%	6/1/25	925	860
EnLink Midstream Partners LP	5.600%	4/1/44	3,700	3,108
Enlink Midstream Partners LP	5.050%	4/1/45	440	361
Enterprise Products Operating LLC	6.300%	9/15/17	4,200	4,437
Enterprise Products Operating LLC	6.650%	4/15/18	1,900	2,064
Enterprise Products Operating LLC	1.650%	5/7/18	6,525	6,547
Enterprise Products Operating LLC	6.500%	1/31/19	7,000	7,826
Enterprise Products Operating LLC	2.550%	10/15/19	6,900	7,087
Enterprise Products Operating LLC	5.200%	9/1/20	8,600	9,668
Enterprise Products Operating LLC	2.850%	4/15/21	1,000	1,031
Enterprise Products Operating LLC	3.350%	3/15/23	5,000	5,134
Enterprise Products Operating LLC	3.900%	2/15/24	8,525	9,022
Enterprise Products Operating LLC	3.750%	2/15/25	15,025	15,775
Enterprise Products Operating LLC	3.950%	2/15/27	4,000	4,251
Enterprise Products Operating LLC	6.875%	3/1/33	5,323	6,508
Enterprise Products Operating LLC	6.650%	10/15/34	235	284
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	4,075
Enterprise Products Operating LLC	6.125%	10/15/39	1,695	2,007
Enterprise Products Operating LLC	6.450%	9/1/40	2,425	2,972
Enterprise Products Operating LLC	5.950%	2/1/41	10,065	11,817
Enterprise Products Operating LLC	5.700%	2/15/42	2,425	2,843
Enterprise Products Operating LLC	4.850%	8/15/42	5,563	5,920
Enterprise Products Operating LLC	4.450%	2/15/43	13,517	13,574
Enterprise Products Operating LLC	4.850%	3/15/44	7,025	7,466
Enterprise Products Operating LLC	5.100%	2/15/45	3,250	3,577
Enterprise Products Operating LLC	4.900%	5/15/46	6,450	6,957
Enterprise Products Operating LLC	4.950%	10/15/54	2,125	2,179
EOG Resources Inc.	5.875%	9/15/17	2,200	2,317
EOG Resources Inc.	4.400%	6/1/20	1,880	2,037
EOG Resources Inc.	4.100%	2/1/21	9,450	10,255
EOG Resources Inc.	2.625%	3/15/23	12,900	12,853
EOG Resources Inc.	3.150%	4/1/25	400	408
EOG Resources Inc.	4.150%	1/15/26	1,500	1,643
EOG Resources Inc.	3.900%	4/1/35	2,900	2,903
EQT Corp.	6.500%	4/1/18	3,175	3,309
EQT Corp.	8.125%	6/1/19	5,725	6,307
EQT Corp.	4.875%	11/15/21	2,100	2,234
Exxon Mobil Corp.	1.439%	3/1/18	17,425	17,583
Exxon Mobil Corp.	1.305%	3/6/18	20,000	20,139
Exxon Mobil Corp.	1.819%	3/15/19	2,250	2,292
Exxon Mobil Corp.	1.912%	3/6/20	13,382	13,644
Exxon Mobil Corp.	2.222%	3/1/21	12,500	12,885
Exxon Mobil Corp.	2.397%	3/6/22	16,200	16,646
Exxon Mobil Corp.	2.726%	3/1/23	19,400	20,232
Exxon Mobil Corp.	2.709%	3/6/25	4,600	4,797
Exxon Mobil Corp.	3.567%	3/6/45	4,850	5,022
Exxon Mobil Corp.	4.114%	3/1/46	18,500	20,833
FMC Technologies Inc.	2.000%	10/1/17	2,500	2,476
FMC Technologies Inc.	3.450%	10/1/22	2,700	2,577
Gulf South Pipeline Co. LP	4.000%	6/15/22	1,725	1,653
Halliburton Co.	2.000%	8/1/18	4,125	4,155
Halliburton Co.	5.900%	9/15/18	1,005	1,091
Halliburton Co.	6.150%	9/15/19	800	908
Halliburton Co.	3.250%	11/15/21	4,235	4,395

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Halliburton Co.	3.500%	8/1/23	6,050	6,275
Halliburton Co.	3.800%	11/15/25	21,500	22,421
Halliburton Co.	4.850%	11/15/35	5,500	5,953
Halliburton Co.	6.700%	9/15/38	5,720	7,264
Halliburton Co.	7.450%	9/15/39	1,859	2,569
Halliburton Co.	4.500%	11/15/41	2,607	2,606
Halliburton Co.	4.750%	8/1/43	9,125	9,549
Halliburton Co.	5.000%	11/15/45	6,675	7,305
Hess Corp.	8.125%	2/15/19	9,579	10,698
Hess Corp.	3.500%	7/15/24	1,600	1,547
Hess Corp.	7.875%	10/1/29	1,900	2,264
Hess Corp.	7.300%	8/15/31	950	1,090
Hess Corp.	7.125%	3/15/33	2,050	2,267
Hess Corp.	6.000%	1/15/40	10,200	10,536
Hess Corp.	5.600%	2/15/41	8,830	8,826
Husky Energy Inc.	6.150%	6/15/19	200	215
Husky Energy Inc.	7.250%	12/15/19	2,020	2,272
Husky Energy Inc.	3.950%	4/15/22	1,300	1,323
Husky Energy Inc.	4.000%	4/15/24	4,500	4,586
Husky Energy Inc.	6.800%	9/15/37	4,710	5,406
Kerr-McGee Corp.	6.950%	7/1/24	5,505	6,367
Kerr-McGee Corp.	7.875%	9/15/31	875	1,038
Kinder Morgan Energy Partners LP	5.950%	2/15/18	6,350	6,703
Kinder Morgan Energy Partners LP	2.650%	2/1/19	13,350	13,345
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,127	5,847
Kinder Morgan Energy Partners LP	6.850%	2/15/20	10,075	11,281
Kinder Morgan Energy Partners LP	6.500%	4/1/20	9,961	10,990
Kinder Morgan Energy Partners LP	5.300%	9/15/20	1,400	1,499
Kinder Morgan Energy Partners LP	5.000%	10/1/21	7,265	7,699
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,426	4,490
Kinder Morgan Energy Partners LP	3.950%	9/1/22	9,440	9,562
Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,200	7,002
Kinder Morgan Energy Partners LP	3.500%	9/1/23	8,783	8,606
Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,500	5,560
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,980	2,162
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,700	1,851
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,150	6,456
Kinder Morgan Energy Partners LP	6.950%	1/15/38	5,665	6,265
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,925	7,245
Kinder Morgan Energy Partners LP	6.550%	9/15/40	5,000	5,248
Kinder Morgan Energy Partners LP	6.375%	3/1/41	3,600	3,747
Kinder Morgan Energy Partners LP	5.625%	9/1/41	5,500	5,336
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,775	2,616
Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,400	5,772
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	943
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,000	1,001
Kinder Morgan Inc.	2.000%	12/1/17	2,750	2,736
Kinder Morgan Inc.	6.500%	9/15/20	1,500	1,656
Kinder Morgan Inc.	4.300%	6/1/25	12,000	12,281
Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,075
Kinder Morgan Inc.	7.750%	1/15/32	5,450	6,168
Kinder Morgan Inc.	5.300%	12/1/34	5,000	4,912
Kinder Morgan Inc.	5.550%	6/1/45	12,840	13,058
Kinder Morgan Inc.	5.050%	2/15/46	2,500	2,386
Magellan Midstream Partners LP	6.550%	7/15/19	6,750	7,621

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Magellan Midstream Partners LP	4.250%	2/1/21	3,950	4,271
	Magellan Midstream Partners LP	5.000%	3/1/26	4,500	5,094
	Magellan Midstream Partners LP	6.400%	5/1/37	1,000	1,179
	Magellan Midstream Partners LP	4.200%	12/1/42	525	501
	Magellan Midstream Partners LP	5.150%	10/15/43	1,625	1,749
	Magellan Midstream Partners LP	4.200%	3/15/45	800	755
	Marathon Oil Corp.	6.000%	10/1/17	17,510	18,176
	Marathon Oil Corp.	5.900%	3/15/18	1,228	1,277
	Marathon Oil Corp.	2.700%	6/1/20	2,090	1,965
	Marathon Oil Corp.	2.800%	11/1/22	7,600	6,878
	Marathon Oil Corp.	3.850%	6/1/25	1,310	1,199
	Marathon Oil Corp.	6.800%	3/15/32	2,670	2,723
	Marathon Oil Corp.	6.600%	10/1/37	5,000	5,038
	Marathon Oil Corp.	5.200%	6/1/45	3,850	3,369
	Marathon Petroleum Corp.	2.700%	12/14/18	5,000	5,110
	Marathon Petroleum Corp.	3.400%	12/15/20	2,700	2,791
	Marathon Petroleum Corp.	5.125%	3/1/21	5,900	6,488
	Marathon Petroleum Corp.	3.625%	9/15/24	5,150	5,060
	Marathon Petroleum Corp.	6.500%	3/1/41	9,939	10,596
	Marathon Petroleum Corp.	4.750%	9/15/44	1,176	1,002
	Marathon Petroleum Corp.	5.000%	9/15/54	2,050	1,714
7	MPLX LP	4.500%	7/15/23	11,100	10,795
7	MPLX LP	4.875%	12/1/24	11,692	11,400
7	MPLX LP	4.875%	6/1/25	3,000	2,925
	Nabors Industries Inc.	6.150%	2/15/18	8,945	9,124
	Nabors Industries Inc.	9.250%	1/15/19	875	930
	Nabors Industries Inc.	5.000%	9/15/20	5,985	5,633
	Nabors Industries Inc.	4.625%	9/15/21	3,500	3,203
	National Fuel Gas Co.	6.500%	4/15/18	5,129	5,449
	National Fuel Gas Co.	8.750%	5/1/19	1,500	1,701
	National Oilwell Varco Inc.	1.350%	12/1/17	1,875	1,862
	National Oilwell Varco Inc.	2.600%	12/1/22	22,015	20,534
	National Oilwell Varco Inc.	3.950%	12/1/42	3,600	2,847
	Noble Energy Inc.	8.250%	3/1/19	7,923	9,073
	Noble Energy Inc.	4.150%	12/15/21	10,300	10,847
	Noble Energy Inc.	8.000%	4/1/27	4,895	5,796
	Noble Energy Inc.	6.000%	3/1/41	2,300	2,502
	Noble Energy Inc.	5.250%	11/15/43	7,560	7,678
	Occidental Petroleum Corp.	1.500%	2/15/18	4,650	4,667
	Occidental Petroleum Corp.	4.100%	2/1/21	10,560	11,581
	Occidental Petroleum Corp.	3.125%	2/15/22	7,640	7,997
	Occidental Petroleum Corp.	2.700%	2/15/23	5,125	5,223
	Occidental Petroleum Corp.	3.500%	6/15/25	10,500	11,176
	Occidental Petroleum Corp.	3.400%	4/15/26	8,000	8,439
	Occidental Petroleum Corp.	4.625%	6/15/45	2,800	3,175
	Occidental Petroleum Corp.	4.400%	4/15/46	5,000	5,501
	Oceaneering International Inc.	4.650%	11/15/24	2,150	2,066
	ONEOK Partners LP	3.200%	9/15/18	4,400	4,451
	ONEOK Partners LP	3.375%	10/1/22	12,425	12,207
	ONEOK Partners LP	6.650%	10/1/36	8,303	8,746
	ONEOK Partners LP	6.850%	10/15/37	2,325	2,519
	ONEOK Partners LP	6.200%	9/15/43	3,200	3,400
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	4,703	4,893
	Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	275	295
	Petro-Canada	6.050%	5/15/18	7,200	7,744

104

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Petro-Canada	7.875%	6/15/26	500	646
Petro-Canada	7.000%	11/15/28	475	605
Petro-Canada	5.350%	7/15/33	1,325	1,456
Petro-Canada	5.950%	5/15/35	6,395	7,575
Petro-Canada	6.800%	5/15/38	5,525	7,100
Phillips 66	2.950%	5/1/17	16,925	17,173
Phillips 66	4.300%	4/1/22	12,935	14,134
Phillips 66	5.875%	5/1/42	11,150	13,394
Phillips 66	4.875%	11/15/44	11,805	12,885
Phillips 66 Partners LP	2.646%	2/15/20	1,255	1,262
Phillips 66 Partners LP	3.605%	2/15/25	3,500	3,381
Phillips 66 Partners LP	4.680%	2/15/45	1,375	1,278
Pioneer Natural Resources Co.	6.875%	5/1/18	2,905	3,142
Pioneer Natural Resources Co.	3.450%	1/15/21	4,000	4,125
Pioneer Natural Resources Co.	3.950%	7/15/22	5,200	5,452
Pioneer Natural Resources Co.	4.450%	1/15/26	8,650	9,439
Pioneer Natural Resources Co.	7.200%	1/15/28	2,378	2,930
Plains All American Pipeline LP /
PAA Finance Corp.	8.750%	5/1/19	1,375	1,570
Plains All American Pipeline LP /
PAA Finance Corp.	5.750%	1/15/20	12,660	13,544
Plains All American Pipeline LP /
PAA Finance Corp.	5.000%	2/1/21	3,460	3,644
Plains All American Pipeline LP /
PAA Finance Corp.	3.650%	6/1/22	600	589
Plains All American Pipeline LP /
PAA Finance Corp.	2.850%	1/31/23	2,200	2,025
Plains All American Pipeline LP /
PAA Finance Corp.	3.850%	10/15/23	2,396	2,323
Plains All American Pipeline LP /
PAA Finance Corp.	3.600%	11/1/24	12,960	12,170
Plains All American Pipeline LP /
PAA Finance Corp.	4.650%	10/15/25	6,715	6,783
Plains All American Pipeline LP /
PAA Finance Corp.	6.700%	5/15/36	970	1,013
Plains All American Pipeline LP /
PAA Finance Corp.	5.150%	6/1/42	2,325	2,058
Plains All American Pipeline LP /
PAA Finance Corp.	4.300%	1/31/43	8,875	7,048
Plains All American Pipeline LP /
PAA Finance Corp.	4.700%	6/15/44	4,575	3,909
Regency Energy Partners LP /
Regency Energy Finance Corp.	5.750%	9/1/20	5,725	6,040
Regency Energy Partners LP /
Regency Energy Finance Corp.	5.875%	3/1/22	5,650	6,045
Regency Energy Partners LP /
Regency Energy Finance Corp.	5.000%	10/1/22	10,300	10,557
Regency Energy Partners LP /
Regency Energy Finance Corp.	5.500%	4/15/23	5,650	5,692
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	3,975	4,303
Schlumberger Investment SA	3.650%	12/1/23	17,538	18,813
Shell International Finance BV	1.125%	8/21/17	1,400	1,402
Shell International Finance BV	1.250%	11/10/17	11,250	11,282
Shell International Finance BV	1.900%	8/10/18	6,275	6,373
Shell International Finance BV	1.625%	11/10/18	12,500	12,618

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shell International Finance BV	2.000%	11/15/18	6,625	6,736
Shell International Finance BV	1.375%	5/10/19	4,150	4,164
Shell International Finance BV	4.300%	9/22/19	18,300	19,898
Shell International Finance BV	4.375%	3/25/20	7,650	8,387
Shell International Finance BV	2.125%	5/11/20	10,000	10,187
Shell International Finance BV	2.250%	11/10/20	550	563
Shell International Finance BV	1.875%	5/10/21	20,000	20,076
Shell International Finance BV	2.375%	8/21/22	11,865	12,069
Shell International Finance BV	2.250%	1/6/23	3,250	3,249
Shell International Finance BV	3.400%	8/12/23	7,080	7,537
Shell International Finance BV	3.250%	5/11/25	3,700	3,870
Shell International Finance BV	2.875%	5/10/26	16,000	16,247
Shell International Finance BV	4.125%	5/11/35	18,700	20,011
Shell International Finance BV	6.375%	12/15/38	12,542	17,043
Shell International Finance BV	5.500%	3/25/40	4,025	4,995
Shell International Finance BV	3.625%	8/21/42	8,175	7,967
Shell International Finance BV	4.550%	8/12/43	2,975	3,255
Shell International Finance BV	4.375%	5/11/45	18,121	19,706
Shell International Finance BV	4.000%	5/10/46	10,250	10,505
Southern Natural Gas Co. LLC	8.000%	3/1/32	2,299	2,550
Southern Natural Gas Co. LLC /
Southern Natural Issuing Corp.	4.400%	6/15/21	7,315	7,658
Spectra Energy Capital LLC	6.200%	4/15/18	8,350	8,875
Spectra Energy Capital LLC	8.000%	10/1/19	535	613
Spectra Energy Capital LLC	3.300%	3/15/23	3,800	3,638
Spectra Energy Capital LLC	6.750%	2/15/32	725	770
Spectra Energy Capital LLC	7.500%	9/15/38	325	372
Spectra Energy Partners LP	2.950%	9/25/18	175	179
Spectra Energy Partners LP	4.750%	3/15/24	3,500	3,899
Spectra Energy Partners LP	3.500%	3/15/25	8,000	8,220
Spectra Energy Partners LP	5.950%	9/25/43	2,240	2,651
Spectra Energy Partners LP	4.500%	3/15/45	2,000	2,041
Suncor Energy Inc.	6.100%	6/1/18	4,475	4,808
Suncor Energy Inc.	7.150%	2/1/32	3,375	4,221
Suncor Energy Inc.	5.950%	12/1/34	575	680
Suncor Energy Inc.	6.500%	6/15/38	9,920	12,917
Suncor Energy Inc.	6.850%	6/1/39	2,255	2,996
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	7,950	8,333
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	575	576
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	1,000	1,115
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	5,525	5,065
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	7,375	7,277
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	4,475	4,428
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	902
Texas Eastern Transmission LP	7.000%	7/15/32	2,905	3,565
Tosco Corp.	7.800%	1/1/27	315	402
Tosco Corp.	8.125%	2/15/30	4,000	5,334
Total Capital Canada Ltd.	1.450%	1/15/18	10,455	10,525
Total Capital Canada Ltd.	2.750%	7/15/23	6,800	6,986
Total Capital International SA	2.125%	1/10/19	8,000	8,156
Total Capital International SA	2.100%	6/19/19	11,500	11,781
Total Capital International SA	2.750%	6/19/21	22,675	23,579
Total Capital International SA	2.875%	2/17/22	10,975	11,398
Total Capital International SA	2.700%	1/25/23	7,550	7,740
Total Capital International SA	3.700%	1/15/24	6,200	6,763

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Total Capital International SA	3.750%	4/10/24	4,000	4,385
Total Capital SA	2.125%	8/10/18	2,900	2,960
Total Capital SA	4.450%	6/24/20	5,075	5,620
Total Capital SA	4.125%	1/28/21	3,005	3,301
TransCanada PipeLines Ltd.	1.625%	11/9/17	8,950	8,983
TransCanada PipeLines Ltd.	6.500%	8/15/18	11,540	12,636
TransCanada PipeLines Ltd.	3.800%	10/1/20	9,832	10,497
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,075	6,035
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,775	5,158
TransCanada PipeLines Ltd.	4.875%	1/15/26	6,516	7,449
TransCanada PipeLines Ltd.	4.625%	3/1/34	5,750	6,135
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,594
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,225	3,795
TransCanada PipeLines Ltd.	6.200%	10/15/37	6,975	8,544
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,600	3,568
TransCanada PipeLines Ltd.	7.625%	1/15/39	4,940	6,953
TransCanada PipeLines Ltd.	6.100%	6/1/40	4,000	4,865
TransCanada PipeLines Ltd.	5.000%	10/16/43	5,250	5,883
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,545	1,633
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	3,223	2,947
Valero Energy Corp.	9.375%	3/15/19	2,150	2,563
Valero Energy Corp.	6.125%	2/1/20	3,875	4,342
Valero Energy Corp.	3.650%	3/15/25	8,050	8,065
Valero Energy Corp.	7.500%	4/15/32	3,625	4,317
Valero Energy Corp.	6.625%	6/15/37	9,706	10,666
Valero Energy Corp.	4.900%	3/15/45	5,900	5,461
Western Gas Partners LP	2.600%	8/15/18	800	796
Western Gas Partners LP	5.375%	6/1/21	9,275	9,808
Western Gas Partners LP	3.950%	6/1/25	4,300	4,096
Western Gas Partners LP	5.450%	4/1/44	4,925	4,710
Williams Partners LP	5.250%	3/15/20	2,101	2,156
Williams Partners LP	4.000%	11/15/21	4,050	3,949
Williams Partners LP	3.600%	3/15/22	9,705	9,171
Williams Partners LP	3.350%	8/15/22	4,350	3,969
Williams Partners LP	4.500%	11/15/23	3,300	3,152
Williams Partners LP	4.300%	3/4/24	1,000	948
Williams Partners LP	3.900%	1/15/25	12,518	11,438
Williams Partners LP	4.000%	9/15/25	7,175	6,574
Williams Partners LP	6.300%	4/15/40	4,145	3,943
Williams Partners LP	5.800%	11/15/43	10,125	9,442
Williams Partners LP	5.400%	3/4/44	1,450	1,291
Williams Partners LP	4.900%	1/15/45	1,100	935
Williams Partners LP	5.100%	9/15/45	9,645	8,271
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	3,875	3,739
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	8,300	7,968
XTO Energy Inc.	6.250%	8/1/17	6,050	6,395
XTO Energy Inc.	5.500%	6/15/18	100	108

Other Industrial (0.1%)
California Institute of Technology GO	4.321%	8/1/45	1,025	1,224
California Institute of Technology GO	4.700%	11/1/11	5,200	5,702
CBRE Services Inc.	5.250%	3/15/25	3,700	3,871
CBRE Services Inc.	4.875%	3/1/26	12,070	12,462
Cintas Corp. No 2	3.250%	6/1/22	1,025	1,097
Fluor Corp.	3.375%	9/15/21	1,300	1,378

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Fluor Corp.	3.500%	12/15/24	9,950	10,629
	Howard Hughes Medical Institute Revenue	3.500%	9/1/23	1,975	2,181
4	Johns Hopkins University Maryland GO	4.083%	7/1/53	5,050	5,610
	Massachusetts Institute of Technology GO	5.600%	7/1/11	3,900	5,572
	Massachusetts Institute of Technology GO	4.678%	7/1/14	13,600	16,216
4	Northwestern University Illinois GO	3.688%	12/1/38	1,750	1,905
4	Northwestern University Illinois GO	4.643%	12/1/44	3,825	4,828
	President & Fellows of Harvard College
	Massachusetts GO	3.619%	10/1/37	2,700	2,957
4	Rice University Texas GO	3.574%	5/15/45	350	376
	Trustees of Dartmouth College	3.474%	6/1/46	7,000	7,466
4	University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	2,925	3,054
	University of Pennsylvania GO	4.674%	9/1/12	4,750	5,442
	Wesleyan University Connecticut GO	4.781%	7/1/16	1,350	1,458
	Yale University Connecticut GO	2.086%	4/15/19	2,000	2,064

	Technology (2.0%)
	Adobe Systems Inc.	4.750%	2/1/20	4,275	4,732
	Adobe Systems Inc.	3.250%	2/1/25	3,950	4,163
	Alphabet Inc.	3.625%	5/19/21	3,125	3,449
	Altera Corp.	1.750%	5/15/17	1,250	1,260
	Altera Corp.	2.500%	11/15/18	12,675	13,086
	Altera Corp.	4.100%	11/15/23	6,000	6,825
	Amphenol Corp.	1.550%	9/15/17	1,500	1,500
	Amphenol Corp.	2.550%	1/30/19	8,525	8,686
	Amphenol Corp.	3.125%	9/15/21	1,105	1,140
	Analog Devices Inc.	2.875%	6/1/23	7,600	7,929
	Apple Inc.	1.000%	5/3/18	11,000	11,023
	Apple Inc.	2.100%	5/6/19	14,175	14,584
	Apple Inc.	1.550%	2/7/20	9,500	9,539
	Apple Inc.	2.000%	5/6/20	800	820
	Apple Inc.	2.250%	2/23/21	32,195	33,136
	Apple Inc.	2.850%	5/6/21	36,610	38,691
	Apple Inc.	2.150%	2/9/22	12,850	13,100
	Apple Inc.	2.700%	5/13/22	10,750	11,271
	Apple Inc.	2.400%	5/3/23	26,075	26,578
	Apple Inc.	3.450%	5/6/24	16,450	17,817
	Apple Inc.	2.500%	2/9/25	19,000	19,317
	Apple Inc.	3.200%	5/13/25	4,100	4,342
	Apple Inc.	3.250%	2/23/26	34,000	36,036
	Apple Inc.	4.500%	2/23/36	5,000	5,638
	Apple Inc.	3.850%	5/4/43	17,500	17,561
	Apple Inc.	4.450%	5/6/44	3,800	4,140
	Apple Inc.	3.450%	2/9/45	9,950	9,348
	Apple Inc.	4.375%	5/13/45	3,900	4,220
	Apple Inc.	4.650%	2/23/46	42,225	47,661
	Applied Materials Inc.	2.625%	10/1/20	4,250	4,417
	Applied Materials Inc.	4.300%	6/15/21	6,740	7,516
	Applied Materials Inc.	3.900%	10/1/25	11,400	12,654
	Applied Materials Inc.	5.100%	10/1/35	2,550	2,923
	Applied Materials Inc.	5.850%	6/15/41	5,885	7,166
	Arrow Electronics Inc.	3.000%	3/1/18	2,200	2,222
	Arrow Electronics Inc.	5.125%	3/1/21	515	560
	Arrow Electronics Inc.	3.500%	4/1/22	2,000	2,050
	Arrow Electronics Inc.	4.500%	3/1/23	3,450	3,667

108

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arrow Electronics Inc.	4.000%	4/1/25	3,500	3,558
Autodesk Inc.	1.950%	12/15/17	5,300	5,314
Autodesk Inc.	3.125%	6/15/20	1,500	1,541
Autodesk Inc.	3.600%	12/15/22	825	842
Autodesk Inc.	4.375%	6/15/25	2,350	2,473
Avnet Inc.	5.875%	6/15/20	4,300	4,761
Avnet Inc.	4.875%	12/1/22	750	813
Avnet Inc.	4.625%	4/15/26	2,750	2,857
Baidu Inc.	2.250%	11/28/17	7,400	7,470
Baidu Inc.	3.250%	8/6/18	5,600	5,742
Baidu Inc.	2.750%	6/9/19	2,500	2,539
Baidu Inc.	3.500%	11/28/22	7,200	7,419
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,150	2,286
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,700	2,733
CA Inc.	5.375%	12/1/19	3,545	3,900
CA Inc.	3.600%	8/1/20	5,900	6,156
Cadence Design Systems Inc.	4.375%	10/15/24	725	751
Cisco Systems Inc.	1.400%	2/28/18	8,000	8,073
Cisco Systems Inc.	4.950%	2/15/19	16,325	17,930
Cisco Systems Inc.	1.600%	2/28/19	16,300	16,549
Cisco Systems Inc.	2.125%	3/1/19	25,075	25,762
Cisco Systems Inc.	4.450%	1/15/20	12,100	13,359
Cisco Systems Inc.	2.450%	6/15/20	6,325	6,586
Cisco Systems Inc.	2.200%	2/28/21	25,000	25,768
Cisco Systems Inc.	2.900%	3/4/21	1,300	1,381
Cisco Systems Inc.	3.625%	3/4/24	3,000	3,366
Cisco Systems Inc.	2.950%	2/28/26	5,100	5,429
Cisco Systems Inc.	5.900%	2/15/39	1,400	1,901
Cisco Systems Inc.	5.500%	1/15/40	6,345	8,321
Corning Inc.	1.500%	5/8/18	4,000	4,000
Corning Inc.	6.625%	5/15/19	275	310
Corning Inc.	2.900%	5/15/22	3,375	3,457
Corning Inc.	3.700%	11/15/23	8,650	9,274
Corning Inc.	7.250%	8/15/36	100	121
Corning Inc.	4.700%	3/15/37	1,500	1,577
Corning Inc.	5.750%	8/15/40	7,910	9,391
7 Diamond 1 Finance Corp. /
Diamond 2 Finance Corp.	3.480%	6/1/19	21,300	21,788
7 Diamond 1 Finance Corp. /
Diamond 2 Finance Corp.	4.420%	6/15/21	26,175	26,903
7 Diamond 1 Finance Corp. /
Diamond 2 Finance Corp.	5.450%	6/15/23	29,090	30,062
7 Diamond 1 Finance Corp. /
Diamond 2 Finance Corp.	6.020%	6/15/26	30,700	31,848
7 Diamond 1 Finance Corp. /
Diamond 2 Finance Corp.	8.350%	7/15/46	4,075	4,381
Dun & Bradstreet Corp.	4.375%	12/1/22	950	979
EMC Corp.	1.875%	6/1/18	11,285	11,104
EMC Corp.	2.650%	6/1/20	4,120	3,933
EMC Corp.	3.375%	6/1/23	5,775	5,260
Equifax Inc.	6.300%	7/1/17	425	446
Equifax Inc.	2.300%	6/1/21	2,900	2,933
Equifax Inc.	3.250%	6/1/26	3,150	3,251
Equifax Inc.	7.000%	7/1/37	1,250	1,621
Fidelity National Information Services Inc.	2.000%	4/15/18	925	934

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Fidelity National Information Services Inc.	2.850%	10/15/18	3,150	3,233
	Fidelity National Information Services Inc.	3.625%	10/15/20	27,183	28,740
	Fidelity National Information Services Inc.	5.000%	3/15/22	7,850	8,174
	Fidelity National Information Services Inc.	3.500%	4/15/23	7,732	7,979
	Fidelity National Information Services Inc.	5.000%	10/15/25	11,625	13,199
	Fiserv Inc.	2.700%	6/1/20	4,575	4,755
	Fiserv Inc.	3.500%	10/1/22	2,425	2,581
	Fiserv Inc.	3.850%	6/1/25	6,625	7,091
	Flextronics International Ltd.	4.625%	2/15/20	1,750	1,811
	Flextronics International Ltd.	4.750%	6/15/25	400	404
7	Hewlett Packard Enterprise Co.	2.450%	10/5/17	10,575	10,707
7	Hewlett Packard Enterprise Co.	2.850%	10/5/18	16,675	17,054
7	Hewlett Packard Enterprise Co.	3.600%	10/15/20	27,780	29,008
7	Hewlett Packard Enterprise Co.	4.400%	10/15/22	12,275	13,133
7	Hewlett Packard Enterprise Co.	4.900%	10/15/25	19,000	19,856
7	Hewlett Packard Enterprise Co.	6.200%	10/15/35	3,700	3,737
7	Hewlett Packard Enterprise Co.	6.350%	10/15/45	14,825	14,728
	HP Inc.	3.750%	12/1/20	2,009	2,126
	HP Inc.	4.300%	6/1/21	2,280	2,422
	HP Inc.	4.375%	9/15/21	13,375	14,351
	HP Inc.	4.650%	12/9/21	11,965	12,926
	HP Inc.	6.000%	9/15/41	7,445	7,192
	Ingram Micro Inc.	4.950%	12/15/24	8,475	8,460
	Intel Corp.	1.350%	12/15/17	27,205	27,367
	Intel Corp.	2.450%	7/29/20	8,150	8,466
	Intel Corp.	1.700%	5/19/21	1,825	1,844
	Intel Corp.	3.300%	10/1/21	1,945	2,105
	Intel Corp.	3.100%	7/29/22	5,725	6,163
	Intel Corp.	2.700%	12/15/22	13,525	14,193
	Intel Corp.	3.700%	7/29/25	7,000	7,789
	Intel Corp.	4.000%	12/15/32	3,300	3,555
	Intel Corp.	4.800%	10/1/41	9,870	11,214
	Intel Corp.	4.250%	12/15/42	7,325	7,868
	Intel Corp.	4.900%	7/29/45	7,500	8,735
	Intel Corp.	4.100%	5/19/46	6,500	6,760
	International Business Machines Corp.	5.700%	9/14/17	24,825	26,220
	International Business Machines Corp.	1.125%	2/6/18	2,050	2,058
	International Business Machines Corp.	7.625%	10/15/18	10,000	11,412
	International Business Machines Corp.	1.950%	2/12/19	13,192	13,525
	International Business Machines Corp.	1.875%	5/15/19	500	510
	International Business Machines Corp.	1.625%	5/15/20	4,075	4,117
	International Business Machines Corp.	2.900%	11/1/21	7,325	7,773
	International Business Machines Corp.	2.875%	11/9/22	15,000	15,895
	International Business Machines Corp.	3.375%	8/1/23	13,825	15,001
	International Business Machines Corp.	3.625%	2/12/24	11,400	12,443
	International Business Machines Corp.	7.000%	10/30/25	2,850	3,866
	International Business Machines Corp.	6.220%	8/1/27	1,975	2,598
	International Business Machines Corp.	6.500%	1/15/28	100	137
	International Business Machines Corp.	5.875%	11/29/32	125	162
	International Business Machines Corp.	5.600%	11/30/39	1,098	1,389
	International Business Machines Corp.	4.000%	6/20/42	8,997	9,524
	International Business Machines Corp.	4.700%	2/19/46	6,000	6,909
	Jabil Circuit Inc.	5.625%	12/15/20	1,375	1,466
	Jabil Circuit Inc.	4.700%	9/15/22	1,500	1,521
	Juniper Networks Inc.	3.125%	2/26/19	2,700	2,777

110

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Juniper Networks Inc.	3.300%	6/15/20	1,000	1,035
Juniper Networks Inc.	4.600%	3/15/21	900	967
Juniper Networks Inc.	4.350%	6/15/25	725	750
Juniper Networks Inc.	5.950%	3/15/41	5,500	5,498
Keysight Technologies Inc.	3.300%	10/30/19	3,050	3,089
Keysight Technologies Inc.	4.550%	10/30/24	2,050	2,099
KLA-Tencor Corp.	4.125%	11/1/21	8,950	9,517
KLA-Tencor Corp.	4.650%	11/1/24	3,550	3,873
KLA-Tencor Corp.	5.650%	11/1/34	225	242
Lam Research Corp.	2.750%	3/15/20	3,300	3,378
Lam Research Corp.	2.800%	6/15/21	7,400	7,616
Lam Research Corp.	3.450%	6/15/23	3,550	3,664
Lam Research Corp.	3.800%	3/15/25	2,600	2,689
Lam Research Corp.	3.900%	6/15/26	9,975	10,492
Lexmark International Inc.	6.650%	6/1/18	1,850	1,943
Lexmark International Inc.	5.125%	3/15/20	2,450	2,563
Maxim Integrated Products Inc.	2.500%	11/15/18	3,365	3,421
Maxim Integrated Products Inc.	3.375%	3/15/23	3,875	3,992
Microsoft Corp.	0.875%	11/15/17	2,150	2,153
Microsoft Corp.	1.000%	5/1/18	4,050	4,055
Microsoft Corp.	1.300%	11/3/18	14,525	14,657
Microsoft Corp.	4.200%	6/1/19	1,265	1,382
Microsoft Corp.	3.000%	10/1/20	2,000	2,133
Microsoft Corp.	2.000%	11/3/20	35,625	36,545
Microsoft Corp.	4.000%	2/8/21	3,950	4,397
Microsoft Corp.	2.375%	2/12/22	6,625	6,840
Microsoft Corp.	2.650%	11/3/22	28,225	29,425
Microsoft Corp.	2.125%	11/15/22	4,350	4,426
Microsoft Corp.	2.375%	5/1/23	1,150	1,177
Microsoft Corp.	2.700%	2/12/25	8,575	8,851
Microsoft Corp.	3.125%	11/3/25	17,300	18,499
Microsoft Corp.	3.500%	2/12/35	8,800	9,057
Microsoft Corp.	4.200%	11/3/35	7,735	8,689
Microsoft Corp.	5.200%	6/1/39	1,750	2,181
Microsoft Corp.	4.500%	10/1/40	2,435	2,771
Microsoft Corp.	5.300%	2/8/41	2,500	3,152
Microsoft Corp.	3.500%	11/15/42	7,580	7,440
Microsoft Corp.	3.750%	5/1/43	1,865	1,872
Microsoft Corp.	4.875%	12/15/43	5,075	6,049
Microsoft Corp.	3.750%	2/12/45	8,550	8,687
Microsoft Corp.	4.450%	11/3/45	15,350	17,343
Microsoft Corp.	4.000%	2/12/55	16,075	15,953
Microsoft Corp.	4.750%	11/3/55	5,200	5,892
Motorola Solutions Inc.	3.750%	5/15/22	2,600	2,596
Motorola Solutions Inc.	4.000%	9/1/24	2,000	1,961
Motorola Solutions Inc.	5.500%	9/1/44	3,750	3,333
NetApp Inc.	2.000%	12/15/17	3,675	3,694
NetApp Inc.	3.375%	6/15/21	4,250	4,328
Oracle Corp.	1.200%	10/15/17	21,300	21,369
Oracle Corp.	5.750%	4/15/18	16,710	18,089
Oracle Corp.	2.375%	1/15/19	3,825	3,938
Oracle Corp.	5.000%	7/8/19	5,500	6,101
Oracle Corp.	2.250%	10/8/19	9,400	9,692
Oracle Corp.	3.875%	7/15/20	7,983	8,733
Oracle Corp.	2.800%	7/8/21	7,050	7,402

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oracle Corp.	1.900%	9/15/21	33,700	33,812
Oracle Corp.	2.500%	5/15/22	8,800	9,006
Oracle Corp.	2.500%	10/15/22	14,360	14,685
Oracle Corp.	2.400%	9/15/23	14,000	14,034
Oracle Corp.	3.400%	7/8/24	21,150	22,611
Oracle Corp.	2.950%	5/15/25	16,600	17,210
Oracle Corp.	2.650%	7/15/26	21,950	21,979
Oracle Corp.	3.250%	5/15/30	6,497	6,904
Oracle Corp.	4.300%	7/8/34	12,350	13,135
Oracle Corp.	3.900%	5/15/35	11,700	11,905
Oracle Corp.	3.850%	7/15/36	12,725	12,798
Oracle Corp.	6.500%	4/15/38	3,800	5,180
Oracle Corp.	6.125%	7/8/39	5,355	7,028
Oracle Corp.	5.375%	7/15/40	14,847	17,879
Oracle Corp.	4.500%	7/8/44	7,550	8,514
Oracle Corp.	4.000%	7/15/46	11,575	11,638
Oracle Corp.	4.375%	5/15/55	7,475	7,799
Pitney Bowes Inc.	5.750%	9/15/17	950	992
Pitney Bowes Inc.	6.250%	3/15/19	375	414
Pitney Bowes Inc.	4.625%	3/15/24	7,275	7,669
QUALCOMM Inc.	1.400%	5/18/18	8,000	8,072
QUALCOMM Inc.	2.250%	5/20/20	5,750	5,913
QUALCOMM Inc.	3.000%	5/20/22	13,000	13,649
QUALCOMM Inc.	3.450%	5/20/25	8,300	8,812
QUALCOMM Inc.	4.650%	5/20/35	4,175	4,510
QUALCOMM Inc.	4.800%	5/20/45	10,825	11,348
Seagate HDD Cayman	3.750%	11/15/18	2,125	2,125
Seagate HDD Cayman	4.750%	6/1/23	11,150	9,422
Seagate HDD Cayman	4.750%	1/1/25	9,450	7,465
Seagate HDD Cayman	4.875%	6/1/27	5,000	3,613
Seagate HDD Cayman	5.750%	12/1/34	2,450	1,721
Symantec Corp.	2.750%	6/15/17	3,275	3,292
Symantec Corp.	3.950%	6/15/22	2,425	2,455
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	1,250	1,349
Texas Instruments Inc.	1.650%	8/3/19	5,300	5,373
Texas Instruments Inc.	2.250%	5/1/23	1,750	1,770
Total System Services Inc.	2.375%	6/1/18	3,050	3,073
Total System Services Inc.	3.800%	4/1/21	6,000	6,353
Total System Services Inc.	3.750%	6/1/23	100	102
Total System Services Inc.	4.800%	4/1/26	7,600	8,255
Trimble Navigation Ltd.	4.750%	12/1/24	2,500	2,623
Tyco Electronics Group SA	6.550%	10/1/17	6,866	7,303
Tyco Electronics Group SA	4.875%	1/15/21	3,750	4,130
Tyco Electronics Group SA	3.500%	2/3/22	3,900	4,120
Tyco Electronics Group SA	3.700%	2/15/26	3,000	3,175
Tyco Electronics Group SA	7.125%	10/1/37	9,575	13,295
Verisk Analytics Inc.	5.800%	5/1/21	1,800	2,063
Verisk Analytics Inc.	4.125%	9/12/22	8,050	8,556
Verisk Analytics Inc.	4.000%	6/15/25	1,525	1,599
Verisk Analytics Inc.	5.500%	6/15/45	2,000	2,056
Xerox Corp.	6.350%	5/15/18	11,270	11,984
Xerox Corp.	5.625%	12/15/19	1,165	1,246
Xerox Corp.	2.800%	5/15/20	2,250	2,167
Xerox Corp.	2.750%	9/1/20	1,825	1,756
Xerox Corp.	4.500%	5/15/21	11,515	11,613

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Xerox Corp.	6.750%	12/15/39	100	97
Xilinx Inc.	2.125%	3/15/19	500	507
Xilinx Inc.	3.000%	3/15/21	9,375	9,822

Transportation (0.7%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	3,313	3,570
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	1,016	1,071
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	4,999	5,424
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	3,539	3,672
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	9,855	10,077
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,544	1,513
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	1,050	1,104
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	2,100	2,226
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	5,350	5,604
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	4,225	4,373
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	6/15/28	9,475	9,807
Burlington Northern Santa Fe LLC	5.650%	5/1/17	2,025	2,104
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,100	5,499
Burlington Northern Santa Fe LLC	4.700%	10/1/19	50	55
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,750	4,031
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,340	2,536
Burlington Northern Santa Fe LLC	3.050%	3/15/22	375	399
Burlington Northern Santa Fe LLC	3.050%	9/1/22	1,100	1,171
Burlington Northern Santa Fe LLC	3.000%	3/15/23	2,000	2,110
Burlington Northern Santa Fe LLC	3.850%	9/1/23	250	278
Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,475	3,852
Burlington Northern Santa Fe LLC	3.400%	9/1/24	3,175	3,457
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,000	12,686
Burlington Northern Santa Fe LLC	6.200%	8/15/36	175	232
Burlington Northern Santa Fe LLC	6.150%	5/1/37	550	725
Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,600	15,010
Burlington Northern Santa Fe LLC	5.050%	3/1/41	3,875	4,665
Burlington Northern Santa Fe LLC	5.400%	6/1/41	3,550	4,385
Burlington Northern Santa Fe LLC	4.950%	9/15/41	830	991
Burlington Northern Santa Fe LLC	4.400%	3/15/42	4,304	4,776
Burlington Northern Santa Fe LLC	4.375%	9/1/42	5,950	6,563
Burlington Northern Santa Fe LLC	4.450%	3/15/43	7,055	7,880
Burlington Northern Santa Fe LLC	4.900%	4/1/44	5,805	6,924
Burlington Northern Santa Fe LLC	4.550%	9/1/44	7,105	8,111
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,680	1,825
Burlington Northern Santa Fe LLC	4.700%	9/1/45	4,050	4,758
Burlington Northern Santa Fe LLC	3.900%	8/1/46	3,300	3,485
Canadian National Railway Co.	5.850%	11/15/17	350	373
Canadian National Railway Co.	5.550%	3/1/19	5,085	5,649

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Canadian National Railway Co.	2.850%	12/15/21	11,235	11,860
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,886
	Canadian National Railway Co.	6.900%	7/15/28	100	144
	Canadian National Railway Co.	6.250%	8/1/34	250	347
	Canadian National Railway Co.	6.200%	6/1/36	5,325	7,337
	Canadian National Railway Co.	6.375%	11/15/37	250	353
	Canadian National Railway Co.	3.500%	11/15/42	600	606
	Canadian Pacific Railway Co.	7.250%	5/15/19	2,445	2,828
	Canadian Pacific Railway Co.	4.450%	3/15/23	3,830	4,254
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,475	5,590
	Canadian Pacific Railway Co.	3.700%	2/1/26	2,100	2,264
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,456	1,979
	Canadian Pacific Railway Co.	5.750%	3/15/33	100	118
	Canadian Pacific Railway Co.	5.950%	5/15/37	8,985	11,243
	Canadian Pacific Railway Co.	4.800%	8/1/45	100	115
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,900	2,386
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	4,375	4,835
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	8,360	10,229
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	1,177	1,340
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	3,898	4,142
4	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	5,787	6,105
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	1,068	1,130
	CSX Corp.	6.250%	3/15/18	3,875	4,195
	CSX Corp.	7.375%	2/1/19	11,275	12,974
	CSX Corp.	4.250%	6/1/21	7,265	7,970
	CSX Corp.	3.700%	11/1/23	700	764
	CSX Corp.	6.150%	5/1/37	1,300	1,692
	CSX Corp.	6.220%	4/30/40	6,464	8,687
	CSX Corp.	5.500%	4/15/41	4,800	6,019
	CSX Corp.	4.750%	5/30/42	2,090	2,377
	CSX Corp.	4.100%	3/15/44	5,175	5,520
	CSX Corp.	3.950%	5/1/50	9,925	9,957
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	4,534	5,271
4	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	3,774	4,264
4	Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	685	730
4	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	613	645
4	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	1,190	1,264
4	Delta Air Lines 2015-1 Class AA Pass
	Through Trust	3.625%	7/30/27	1,029	1,086
	FedEx Corp.	8.000%	1/15/19	3,275	3,810
	FedEx Corp.	2.300%	2/1/20	4,100	4,196
	FedEx Corp.	2.625%	8/1/22	2,175	2,231
	FedEx Corp.	4.000%	1/15/24	250	277
	FedEx Corp.	3.200%	2/1/25	3,300	3,437
	FedEx Corp.	3.250%	4/1/26	3,400	3,543
	FedEx Corp.	4.900%	1/15/34	800	908
	FedEx Corp.	3.900%	2/1/35	4,000	4,073
	FedEx Corp.	3.875%	8/1/42	275	269
	FedEx Corp.	4.100%	4/15/43	2,175	2,199
	FedEx Corp.	5.100%	1/15/44	6,250	7,261
	FedEx Corp.	4.750%	11/15/45	9,000	10,021

114

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	FedEx Corp.	4.550%	4/1/46	6,825	7,396
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	6,807	6,756
	JB Hunt Transport Services Inc.	3.300%	8/15/22	6,100	6,319
	JB Hunt Transport Services Inc.	3.850%	3/15/24	850	904
7	Kansas City Southern	2.350%	5/15/20	875	837
7	Kansas City Southern	3.000%	5/15/23	3,975	4,050
	Kansas City Southern	3.125%	6/1/26	4,200	4,286
7	Kansas City Southern	4.300%	5/15/43	3,125	3,194
7	Kansas City Southern	4.950%	8/15/45	2,850	3,190
[4,7]	Latam Airlines 2015-1 Pass Through Trust A	4.200%	11/15/27	3,218	2,864
	Norfolk Southern Corp.	5.900%	6/15/19	3,390	3,806
	Norfolk Southern Corp.	3.250%	12/1/21	1,000	1,059
	Norfolk Southern Corp.	3.000%	4/1/22	3,900	4,071
	Norfolk Southern Corp.	2.903%	2/15/23	7,053	7,284
	Norfolk Southern Corp.	3.850%	1/15/24	2,000	2,186
	Norfolk Southern Corp.	5.590%	5/17/25	1,533	1,882
	Norfolk Southern Corp.	7.800%	5/15/27	1,095	1,551
	Norfolk Southern Corp.	7.250%	2/15/31	811	1,162
	Norfolk Southern Corp.	7.050%	5/1/37	300	421
	Norfolk Southern Corp.	4.837%	10/1/41	9,498	10,914
	Norfolk Southern Corp.	3.950%	10/1/42	2,125	2,184
	Norfolk Southern Corp.	4.450%	6/15/45	2,725	3,018
	Norfolk Southern Corp.	4.650%	1/15/46	3,900	4,514
	Norfolk Southern Corp.	6.000%	3/15/05	2,700	3,250
	Norfolk Southern Corp.	6.000%	5/23/11	7,785	9,625
4	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	192	217
	Ryder System Inc.	2.500%	3/1/18	4,793	4,868
	Ryder System Inc.	2.450%	11/15/18	8,650	8,797
	Ryder System Inc.	2.350%	2/26/19	3,205	3,239
	Ryder System Inc.	2.550%	6/1/19	8,825	8,983
	Ryder System Inc.	2.450%	9/3/19	450	458
	Ryder System Inc.	2.500%	5/11/20	2,000	2,038
	Ryder System Inc.	2.875%	9/1/20	1,600	1,633
	Southern Railway Co.	9.750%	6/15/20	275	354
	Southwest Airlines Co.	2.750%	11/6/19	3,400	3,518
	Southwest Airlines Co.	2.650%	11/5/20	3,370	3,476
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	300	339
4	Spirit Airlines Class A Pass Through Certificates
	Series 2015-1	4.100%	10/1/29	2,650	2,676
	Trinity Industries Inc.	4.550%	10/1/24	1,240	1,144
	Union Pacific Corp.	5.700%	8/15/18	850	931
	Union Pacific Corp.	1.800%	2/1/20	1,000	1,016
	Union Pacific Corp.	2.250%	6/19/20	6,500	6,686
	Union Pacific Corp.	4.000%	2/1/21	4,325	4,770
	Union Pacific Corp.	4.163%	7/15/22	4,290	4,832
	Union Pacific Corp.	2.750%	4/15/23	4,500	4,711
	Union Pacific Corp.	3.646%	2/15/24	3,043	3,360
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,550
	Union Pacific Corp.	3.250%	8/15/25	7,200	7,824
	Union Pacific Corp.	2.750%	3/1/26	1,900	1,979
	Union Pacific Corp.	6.625%	2/1/29	470	658
	Union Pacific Corp.	3.375%	2/1/35	6,000	6,043
	Union Pacific Corp.	4.750%	9/15/41	3,825	4,512

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Union Pacific Corp.	4.250%	4/15/43	100	111
Union Pacific Corp.	4.750%	12/15/43	2,900	3,426
Union Pacific Corp.	4.821%	2/1/44	4,264	5,125
Union Pacific Corp.	4.850%	6/15/44	400	479
Union Pacific Corp.	4.150%	1/15/45	350	385
Union Pacific Corp.	4.050%	11/15/45	7,300	7,916
Union Pacific Corp.	4.050%	3/1/46	2,000	2,193
Union Pacific Corp.	3.875%	2/1/55	5,325	5,402
Union Pacific Corp.	4.375%	11/15/65	5,600	6,009
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	345	420
4 United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	3,917	4,230
4 United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	7,330	7,733
4 United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	2,719	2,861
United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	1,700	1,759
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	4,800	4,944
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	22,900	23,530
United Parcel Service Inc.	1.125%	10/1/17	875	879
United Parcel Service Inc.	5.500%	1/15/18	6,005	6,419
United Parcel Service Inc.	5.125%	4/1/19	4,875	5,393
United Parcel Service Inc.	3.125%	1/15/21	6,600	7,073
United Parcel Service Inc.	2.450%	10/1/22	7,850	8,125
United Parcel Service Inc.	6.200%	1/15/38	8,450	12,118
United Parcel Service Inc.	4.875%	11/15/40	3,625	4,566
United Parcel Service Inc.	3.625%	10/1/42	2,050	2,184
United Parcel Service of America Inc.	8.375%	4/1/30	500	743
4 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	719	756
				17,400,269
Utilities (2.2%)
Electric (2.0%)
AEP Texas Central Co.	6.650%	2/15/33	3,652	4,707
Alabama Power Co.	3.550%	12/1/23	8,800	9,744
Alabama Power Co.	2.800%	4/1/25	1,600	1,664
Alabama Power Co.	6.125%	5/15/38	900	1,200
Alabama Power Co.	6.000%	3/1/39	1,750	2,314
Alabama Power Co.	5.200%	6/1/41	5,575	6,883
Alabama Power Co.	4.100%	1/15/42	1,475	1,599
Alabama Power Co.	3.850%	12/1/42	1,850	1,940
Alabama Power Co.	4.150%	8/15/44	2,300	2,521
Alabama Power Co.	3.750%	3/1/45	2,750	2,862
Alabama Power Co.	4.300%	1/2/46	9,750	11,075
Ameren Corp.	2.700%	11/15/20	1,500	1,544
Ameren Corp.	3.650%	2/15/26	2,275	2,454
Ameren Illinois Co.	2.700%	9/1/22	2,170	2,267
Ameren Illinois Co.	3.250%	3/1/25	1,890	2,036
Ameren Illinois Co.	4.800%	12/15/43	4,775	5,795
Ameren Illinois Co.	4.300%	7/1/44	325	370
Ameren Illinois Co.	4.150%	3/15/46	525	588
Appalachian Power Co.	4.600%	3/30/21	13,850	15,275
Appalachian Power Co.	5.800%	10/1/35	1,900	2,287
Appalachian Power Co.	6.375%	4/1/36	750	943
Appalachian Power Co.	6.700%	8/15/37	3,750	4,916
Appalachian Power Co.	7.000%	4/1/38	1,815	2,437

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Appalachian Power Co.	4.450%	6/1/45	1,650	1,785
Arizona Public Service Co.	8.750%	3/1/19	1,298	1,539
Arizona Public Service Co.	3.350%	6/15/24	1,975	2,139
Arizona Public Service Co.	3.150%	5/15/25	500	534
Arizona Public Service Co.	5.500%	9/1/35	2,100	2,616
Arizona Public Service Co.	4.500%	4/1/42	4,525	5,236
Arizona Public Service Co.	4.700%	1/15/44	3,350	4,015
Arizona Public Service Co.	4.350%	11/15/45	1,400	1,608
Arizona Public Service Co.	3.750%	5/15/46	6,125	6,408
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,098
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	5,198
Baltimore Gas & Electric Co.	2.800%	8/15/22	3,000	3,112
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,225	3,418
Berkshire Hathaway Energy Co.	5.750%	4/1/18	6,211	6,699
Berkshire Hathaway Energy Co.	2.000%	11/15/18	1,000	1,017
Berkshire Hathaway Energy Co.	3.750%	11/15/23	5,925	6,476
Berkshire Hathaway Energy Co.	6.125%	4/1/36	7,475	9,894
Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,317	6,914
Berkshire Hathaway Energy Co.	6.500%	9/15/37	7,655	10,530
Berkshire Hathaway Energy Co.	5.150%	11/15/43	6,950	8,418
Berkshire Hathaway Energy Co.	4.500%	2/1/45	3,975	4,436
Black Hills Corp.	2.500%	1/11/19	4,200	4,287
Black Hills Corp.	3.950%	1/15/26	1,300	1,382
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	5,800	5,862
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	710
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	5,075
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	325	383
CenterPoint Energy Inc.	6.500%	5/1/18	5,450	5,907
7 Cleco Corporate Holdings LLC	3.743%	5/1/26	7,450	7,671
7 Cleco Corporate Holdings LLC	4.973%	5/1/46	4,300	4,521
Cleco Power LLC	6.000%	12/1/40	1,600	2,002
Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,695	1,742
Cleveland Electric Illuminating Co.	7.880%	11/1/17	600	649
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,250	1,488
CMS Energy Corp.	8.750%	6/15/19	5,620	6,775
CMS Energy Corp.	6.250%	2/1/20	2,900	3,340
CMS Energy Corp.	3.875%	3/1/24	1,600	1,741
CMS Energy Corp.	3.600%	11/15/25	3,225	3,435
CMS Energy Corp.	3.000%	5/15/26	2,500	2,555
CMS Energy Corp.	4.875%	3/1/44	4,400	5,156
Commonwealth Edison Co.	6.150%	9/15/17	15,307	16,247
Commonwealth Edison Co.	5.800%	3/15/18	6,135	6,627
Commonwealth Edison Co.	2.150%	1/15/19	1,750	1,785
Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,456
Commonwealth Edison Co.	2.550%	6/15/26	2,375	2,410
Commonwealth Edison Co.	5.875%	2/1/33	100	128
Commonwealth Edison Co.	5.900%	3/15/36	3,330	4,436
Commonwealth Edison Co.	6.450%	1/15/38	3,020	4,283
Commonwealth Edison Co.	3.800%	10/1/42	4,450	4,637
Commonwealth Edison Co.	4.600%	8/15/43	1,200	1,415
Commonwealth Edison Co.	3.700%	3/1/45	3,900	4,053
Commonwealth Edison Co.	4.350%	11/15/45	5,425	6,188
Commonwealth Edison Co.	3.650%	6/15/46	7,325	7,510
Connecticut Light & Power Co.	5.500%	2/1/19	1,380	1,528
Connecticut Light & Power Co.	2.500%	1/15/23	2,275	2,325

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Connecticut Light & Power Co.	6.350%	6/1/36	2,800	3,834
	Connecticut Light & Power Co.	4.300%	4/15/44	1,800	2,053
	Connecticut Light & Power Co.	4.150%	6/1/45	600	674
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	4,850	5,538
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	6,675	7,409
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	800	978
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	8,615	11,114
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,628	2,170
	Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	450	570
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	500	712
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	7,109
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	4,400	4,617
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	14,570	16,310
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,875	2,139
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	4,050	4,217
	Consolidated Edison Inc.	2.000%	5/15/21	2,700	2,730
	Constellation Energy Group Inc.	5.150%	12/1/20	3,705	4,144
	Consumers Energy Co.	5.650%	9/15/18	1,800	1,972
	Consumers Energy Co.	6.125%	3/15/19	50	57
	Consumers Energy Co.	6.700%	9/15/19	7,960	9,287
	Consumers Energy Co.	5.650%	4/15/20	1,375	1,577
	Consumers Energy Co.	2.850%	5/15/22	3,516	3,678
	Consumers Energy Co.	3.375%	8/15/23	875	944
	Consumers Energy Co.	3.950%	5/15/43	3,900	4,248
	Consumers Energy Co.	4.100%	11/15/45	450	506
	Consumers Energy Co.	4.350%	8/31/64	1,675	1,825
	Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,351
	Delmarva Power & Light Co.	4.000%	6/1/42	3,650	3,895
	Dominion Resources Inc.	1.400%	9/15/17	2,575	2,573
	Dominion Resources Inc.	6.400%	6/15/18	100	109
	Dominion Resources Inc.	2.500%	12/1/19	2,900	2,963
	Dominion Resources Inc.	2.750%	9/15/22	250	254
	Dominion Resources Inc.	3.625%	12/1/24	5,300	5,579
	Dominion Resources Inc.	3.900%	10/1/25	3,550	3,804
	Dominion Resources Inc.	6.300%	3/15/33	150	184
	Dominion Resources Inc.	5.950%	6/15/35	5,700	6,950
	Dominion Resources Inc.	4.900%	8/1/41	4,500	4,939
	Dominion Resources Inc.	4.050%	9/15/42	6,747	6,701
	Dominion Resources Inc.	4.700%	12/1/44	4,500	4,885
4	Dominion Resources Inc.	5.750%	10/1/54	1,325	1,315
	DTE Electric Co.	3.450%	10/1/20	6,755	7,267
	DTE Electric Co.	2.650%	6/15/22	6,025	6,270
	DTE Electric Co.	5.700%	10/1/37	1,825	2,377
	DTE Electric Co.	3.950%	6/15/42	10,075	10,900
	DTE Electric Co.	3.700%	6/1/46	5,200	5,468
	DTE Energy Co.	2.400%	12/1/19	2,200	2,243
	DTE Energy Co.	3.500%	6/1/24	8,150	8,632
	Duke Energy Carolinas LLC	5.250%	1/15/18	2,000	2,130
	Duke Energy Carolinas LLC	5.100%	4/15/18	1,650	1,766
	Duke Energy Carolinas LLC	4.300%	6/15/20	2,275	2,529
	Duke Energy Carolinas LLC	3.900%	6/15/21	8,868	9,788
	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,792
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,325	8,509
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,625	4,818
	Duke Energy Carolinas LLC	6.000%	1/15/38	900	1,215

118

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Duke Energy Carolinas LLC	6.050%	4/15/38	525	716
Duke Energy Carolinas LLC	5.300%	2/15/40	4,890	6,202
Duke Energy Carolinas LLC	4.250%	12/15/41	6,875	7,748
Duke Energy Carolinas LLC	4.000%	9/30/42	3,725	4,028
Duke Energy Carolinas LLC	3.750%	6/1/45	1,800	1,904
Duke Energy Corp.	2.100%	6/15/18	1,250	1,261
Duke Energy Corp.	5.050%	9/15/19	2,225	2,452
Duke Energy Corp.	3.950%	10/15/23	1,850	2,014
Duke Energy Corp.	3.750%	4/15/24	12,025	12,944
Duke Energy Corp.	4.800%	12/15/45	600	695
Duke Energy Florida LLC	5.650%	6/15/18	1,175	1,278
4 Duke Energy Florida LLC	1.196%	3/1/22	1,800	1,802
4 Duke Energy Florida LLC	1.731%	9/1/22	1,800	1,804
4 Duke Energy Florida LLC	2.538%	9/1/29	3,025	3,060
4 Duke Energy Florida LLC	2.858%	3/1/33	1,500	1,525
4 Duke Energy Florida LLC	3.112%	9/1/36	2,575	2,612
Duke Energy Florida LLC	6.350%	9/15/37	775	1,095
Duke Energy Florida LLC	6.400%	6/15/38	5,000	7,109
Duke Energy Florida LLC	5.650%	4/1/40	4,200	5,540
Duke Energy Indiana LLC	3.750%	7/15/20	2,100	2,280
Duke Energy Indiana LLC	6.350%	8/15/38	3,575	5,036
Duke Energy Indiana LLC	4.200%	3/15/42	1,000	1,096
Duke Energy Indiana LLC	4.900%	7/15/43	2,450	2,953
Duke Energy Indiana LLC	3.750%	5/15/46	15,200	15,780
Duke Energy Ohio Inc.	3.700%	6/15/46	1,875	1,922
Duke Energy Progress LLC	5.300%	1/15/19	4,975	5,478
Duke Energy Progress LLC	2.800%	5/15/22	6,045	6,337
Duke Energy Progress LLC	3.250%	8/15/25	2,800	3,028
Duke Energy Progress LLC	6.300%	4/1/38	3,025	4,213
Duke Energy Progress LLC	4.100%	5/15/42	3,625	3,972
Duke Energy Progress LLC	4.100%	3/15/43	2,000	2,188
Duke Energy Progress LLC	4.375%	3/30/44	10,150	11,634
Duke Energy Progress LLC	4.150%	12/1/44	3,800	4,197
Edison International	3.750%	9/15/17	6,690	6,888
Edison International	2.950%	3/15/23	7,600	7,794
El Paso Electric Co.	6.000%	5/15/35	600	742
El Paso Electric Co.	5.000%	12/1/44	2,950	3,386
7 Emera US Finance LP	2.150%	6/15/19	1,250	1,266
7 Emera US Finance LP	2.700%	6/15/21	2,500	2,548
7 Emera US Finance LP	3.550%	6/15/26	3,300	3,371
7 Emera US Finance LP	4.750%	6/15/46	15,350	15,665
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,661
Entergy Arkansas Inc.	3.500%	4/1/26	2,350	2,576
Entergy Corp.	4.000%	7/15/22	1,000	1,073
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	4,175	4,531
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	8,450	9,194
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,000	1,208
Entergy Louisiana LLC	6.500%	9/1/18	1,700	1,886
Entergy Louisiana LLC	4.050%	9/1/23	5,650	6,328
Entergy Louisiana LLC	5.400%	11/1/24	2,877	3,518
Entergy Louisiana LLC	3.050%	6/1/31	6,300	6,456
Entergy Louisiana LLC	4.950%	1/15/45	5,175	5,456
Entergy Mississippi Inc.	2.850%	6/1/28	1,500	1,533
Entergy Texas Inc.	7.125%	2/1/19	3,000	3,388
Entergy Texas Inc.	5.150%	6/1/45	2,350	2,511

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Eversource Energy	1.450%	5/1/18	1,450	1,452
	Eversource Energy	4.500%	11/15/19	10,332	11,324
	Eversource Energy	2.500%	3/15/21	3,800	3,912
	Eversource Energy	3.350%	3/15/26	3,000	3,167
	Exelon Corp.	2.850%	6/15/20	1,625	1,679
	Exelon Corp.	2.450%	4/15/21	1,000	1,015
	Exelon Corp.	3.950%	6/15/25	11,425	12,340
	Exelon Corp.	3.400%	4/15/26	7,025	7,343
	Exelon Corp.	4.950%	6/15/35	5,400	6,098
	Exelon Corp.	5.625%	6/15/35	3,250	3,850
	Exelon Corp.	5.100%	6/15/45	4,725	5,388
	Exelon Corp.	4.450%	4/15/46	6,600	7,075
	Exelon Generation Co. LLC	6.200%	10/1/17	9,320	9,850
	Exelon Generation Co. LLC	2.950%	1/15/20	800	822
	Exelon Generation Co. LLC	4.000%	10/1/20	3,300	3,522
	Exelon Generation Co. LLC	4.250%	6/15/22	6,000	6,418
	Exelon Generation Co. LLC	6.250%	10/1/39	3,000	3,296
	Exelon Generation Co. LLC	5.750%	10/1/41	5,175	5,370
	Exelon Generation Co. LLC	5.600%	6/15/42	5,848	6,134
	FirstEnergy Solutions Corp.	6.800%	8/15/39	5,275	5,328
	Florida Power & Light Co.	5.550%	11/1/17	3,200	3,387
	Florida Power & Light Co.	2.750%	6/1/23	2,400	2,527
	Florida Power & Light Co.	3.250%	6/1/24	2,800	3,020
	Florida Power & Light Co.	5.625%	4/1/34	1,700	2,204
	Florida Power & Light Co.	5.650%	2/1/37	692	917
	Florida Power & Light Co.	5.950%	2/1/38	3,250	4,465
	Florida Power & Light Co.	5.960%	4/1/39	9,950	13,838
	Florida Power & Light Co.	5.250%	2/1/41	975	1,260
	Florida Power & Light Co.	4.125%	2/1/42	10,575	11,970
	Florida Power & Light Co.	4.050%	6/1/42	800	895
	Florida Power & Light Co.	3.800%	12/15/42	4,350	4,721
	Florida Power & Light Co.	4.050%	10/1/44	500	563
	Georgia Power Co.	1.950%	12/1/18	17,175	17,458
	Georgia Power Co.	2.400%	4/1/21	2,200	2,274
	Georgia Power Co.	3.250%	4/1/26	3,100	3,293
	Georgia Power Co.	5.650%	3/1/37	200	247
	Georgia Power Co.	4.750%	9/1/40	1,200	1,368
	Georgia Power Co.	4.300%	3/15/42	8,290	9,077
	Georgia Power Co.	4.300%	3/15/43	3,810	4,207
	Great Plains Energy Inc.	5.292%	6/15/22	5,000	5,624
	Iberdrola International BV	6.750%	7/15/36	3,985	5,161
	Indiana Michigan Power Co.	7.000%	3/15/19	2,012	2,286
	Indiana Michigan Power Co.	6.050%	3/15/37	2,850	3,532
	Indiana Michigan Power Co.	4.550%	3/15/46	1,250	1,387
	Interstate Power & Light Co.	3.250%	12/1/24	1,400	1,498
	Interstate Power & Light Co.	6.250%	7/15/39	925	1,297
	ITC Holdings Corp.	4.050%	7/1/23	5,000	5,334
	ITC Holdings Corp.	5.300%	7/1/43	1,600	1,788
	Jersey Central Power & Light Co.	5.650%	6/1/17	2,775	2,874
4	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,253	1,468
	Kansas City Power & Light Co.	3.150%	3/15/23	850	874
	Kansas City Power & Light Co.	6.050%	11/15/35	125	158
	Kansas City Power & Light Co.	5.300%	10/1/41	4,795	5,743
	Kentucky Utilities Co.	3.250%	11/1/20	4,945	5,275
	Kentucky Utilities Co.	3.300%	10/1/25	1,500	1,621

120

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Utilities Co.	5.125%	11/1/40	3,375	4,237
Kentucky Utilities Co.	4.650%	11/15/43	425	504
Kentucky Utilities Co.	4.375%	10/1/45	1,425	1,640
LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,719
LG&E & KU Energy LLC	4.375%	10/1/21	3,625	4,003
Louisville Gas & Electric Co.	3.300%	10/1/25	1,500	1,612
Louisville Gas & Electric Co.	5.125%	11/15/40	2,590	3,216
Louisville Gas & Electric Co.	4.650%	11/15/43	725	863
Louisville Gas & Electric Co.	4.375%	10/1/45	2,325	2,675
MidAmerican Energy Co.	5.950%	7/15/17	2,810	2,947
MidAmerican Energy Co.	5.300%	3/15/18	100	107
MidAmerican Energy Co.	6.750%	12/30/31	3,800	5,292
MidAmerican Energy Co.	5.750%	11/1/35	1,575	2,050
MidAmerican Energy Co.	5.800%	10/15/36	1,350	1,767
MidAmerican Energy Co.	4.800%	9/15/43	675	822
MidAmerican Energy Co.	4.400%	10/15/44	3,800	4,401
MidAmerican Funding LLC	6.927%	3/1/29	3,935	5,529
Mississippi Power Co.	4.250%	3/15/42	4,475	4,003
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	4,850	5,175
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	2,475	2,988
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	4,250	4,374
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	3,000	3,053
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	8,775	9,064
National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	3,779	3,910
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	7,510	7,932
National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	6,000	6,242
National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,697
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	7,278	7,839
4 National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	50	49
4 National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	2,963
Nevada Power Co.	6.500%	5/15/18	1,865	2,047
Nevada Power Co.	6.500%	8/1/18	14,093	15,602
Nevada Power Co.	7.125%	3/15/19	550	635
Nevada Power Co.	6.650%	4/1/36	965	1,339
Nevada Power Co.	6.750%	7/1/37	1,350	1,866
Nevada Power Co.	5.375%	9/15/40	100	125
Nevada Power Co.	5.450%	5/15/41	500	634
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,613	4,004
NextEra Energy Capital Holdings Inc.	2.300%	4/1/19	9,175	9,348
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	6,500	6,632
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	950	976
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	860	939
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,975	2,080
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,578	1,286
Northern States Power Co.	5.250%	3/1/18	3,000	3,209
Northern States Power Co.	2.200%	8/15/20	1,700	1,757
Northern States Power Co.	2.600%	5/15/23	1,280	1,326
Northern States Power Co.	5.250%	7/15/35	100	128
Northern States Power Co.	6.250%	6/1/36	840	1,169
Northern States Power Co.	6.200%	7/1/37	1,595	2,248
Northern States Power Co.	5.350%	11/1/39	3,245	4,244
Northern States Power Co.	4.850%	8/15/40	950	1,175
Northern States Power Co.	3.400%	8/15/42	525	533
Northern States Power Co.	4.125%	5/15/44	5,850	6,607
Northern States Power Co.	4.000%	8/15/45	1,150	1,299

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern States Power Co.	3.600%	5/15/46	5,000	5,261
NorthWestern Corp.	6.340%	4/1/19	3,000	3,371
NorthWestern Corp.	4.176%	11/15/44	2,400	2,634
NSTAR Electric Co.	5.625%	11/15/17	4,360	4,620
NSTAR Electric Co.	2.375%	10/15/22	1,700	1,750
NSTAR Electric Co.	3.250%	11/15/25	3,700	3,977
NSTAR Electric Co.	2.700%	6/1/26	8,250	8,390
NSTAR Electric Co.	5.500%	3/15/40	3,655	4,754
Oglethorpe Power Corp.	5.950%	11/1/39	350	436
Oglethorpe Power Corp.	5.375%	11/1/40	5,145	6,212
Oglethorpe Power Corp.	4.200%	12/1/42	2,350	2,464
Oglethorpe Power Corp.	4.250%	4/1/46	600	633
Ohio Edison Co.	6.875%	7/15/36	3,900	4,891
Ohio Edison Co.	8.250%	10/15/38	2,754	4,144
Ohio Power Co.	5.375%	10/1/21	3,775	4,405
Ohio Power Co.	5.850%	10/1/35	1,525	1,868
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,548
Oklahoma Gas & Electric Co.	5.250%	5/15/41	1,250	1,535
Oklahoma Gas & Electric Co.	3.900%	5/1/43	1,825	1,852
Oklahoma Gas & Electric Co.	4.000%	12/15/44	3,225	3,428
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,600	2,717
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,125	2,160
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,415	3,780
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	7,045	9,807
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	216
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,800	4,086
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,590	8,589
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,300	2,897
Pacific Gas & Electric Co.	5.625%	11/30/17	9,476	10,056
Pacific Gas & Electric Co.	8.250%	10/15/18	3,705	4,274
Pacific Gas & Electric Co.	3.500%	10/1/20	3,590	3,865
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,875
Pacific Gas & Electric Co.	3.250%	9/15/21	9,226	9,894
Pacific Gas & Electric Co.	2.450%	8/15/22	6,397	6,539
Pacific Gas & Electric Co.	3.250%	6/15/23	1,675	1,787
Pacific Gas & Electric Co.	3.400%	8/15/24	3,225	3,465
Pacific Gas & Electric Co.	3.500%	6/15/25	2,850	3,102
Pacific Gas & Electric Co.	6.050%	3/1/34	12,774	17,030
Pacific Gas & Electric Co.	5.800%	3/1/37	9,005	11,761
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	5,427
Pacific Gas & Electric Co.	6.250%	3/1/39	1,073	1,459
Pacific Gas & Electric Co.	4.450%	4/15/42	13,052	14,686
Pacific Gas & Electric Co.	4.600%	6/15/43	3,776	4,329
Pacific Gas & Electric Co.	4.750%	2/15/44	3,080	3,641
Pacific Gas & Electric Co.	4.300%	3/15/45	1,100	1,236
Pacific Gas & Electric Co.	4.250%	3/15/46	6,200	6,896
PacifiCorp	5.650%	7/15/18	3,000	3,280
PacifiCorp	5.500%	1/15/19	4,000	4,409
PacifiCorp	2.950%	2/1/22	3,250	3,447
PacifiCorp	3.600%	4/1/24	4,350	4,779
PacifiCorp	3.350%	7/1/25	1,448	1,562
PacifiCorp	7.700%	11/15/31	985	1,528
PacifiCorp	5.250%	6/15/35	2,900	3,576
PacifiCorp	5.750%	4/1/37	10,850	14,194
PacifiCorp	6.250%	10/15/37	900	1,244

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PacifiCorp	6.350%	7/15/38	1,000	1,406
PacifiCorp	6.000%	1/15/39	100	135
PacifiCorp	4.100%	2/1/42	2,800	3,091
Peco Energy Co.	5.350%	3/1/18	575	615
Peco Energy Co.	2.375%	9/15/22	875	902
Peco Energy Co.	5.950%	10/1/36	4,275	5,681
Pennsylvania Electric Co.	6.150%	10/1/38	2,075	2,383
PG&E Corp.	2.400%	3/1/19	2,425	2,471
Potomac Electric Power Co.	3.600%	3/15/24	200	217
Potomac Electric Power Co.	6.500%	11/15/37	4,043	5,668
Potomac Electric Power Co.	7.900%	12/15/38	400	628
PPL Capital Funding Inc.	1.900%	6/1/18	3,120	3,136
PPL Capital Funding Inc.	3.500%	12/1/22	490	516
PPL Capital Funding Inc.	3.400%	6/1/23	10,400	10,852
PPL Capital Funding Inc.	3.950%	3/15/24	275	296
PPL Capital Funding Inc.	3.100%	5/15/26	5,000	5,040
PPL Capital Funding Inc.	4.700%	6/1/43	4,050	4,407
PPL Capital Funding Inc.	5.000%	3/15/44	2,000	2,270
PPL Electric Utilities Corp.	3.000%	9/15/21	590	628
PPL Electric Utilities Corp.	6.250%	5/15/39	800	1,126
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,580
PPL Electric Utilities Corp.	4.750%	7/15/43	3,885	4,712
PPL Electric Utilities Corp.	4.125%	6/15/44	1,700	1,884
Progress Energy Inc.	4.875%	12/1/19	150	165
Progress Energy Inc.	4.400%	1/15/21	7,192	7,872
Progress Energy Inc.	3.150%	4/1/22	5,800	6,040
Progress Energy Inc.	7.000%	10/30/31	2,300	3,092
Progress Energy Inc.	6.000%	12/1/39	2,365	3,015
PSEG Power LLC	5.125%	4/15/20	415	454
PSEG Power LLC	3.000%	6/15/21	1,675	1,704
PSEG Power LLC	4.150%	9/15/21	1,275	1,365
PSEG Power LLC	8.625%	4/15/31	2,325	2,908
Public Service Co. of Colorado	5.800%	8/1/18	425	465
Public Service Co. of Colorado	5.125%	6/1/19	3,725	4,155
Public Service Co. of Colorado	3.200%	11/15/20	5,825	6,235
Public Service Co. of Colorado	2.900%	5/15/25	4,000	4,190
Public Service Co. of Colorado	4.750%	8/15/41	1,500	1,814
Public Service Co. of Colorado	3.600%	9/15/42	800	833
Public Service Co. of Colorado	4.300%	3/15/44	4,450	5,119
Public Service Co. of New Hampshire	3.500%	11/1/23	875	940
Public Service Co. of New Mexico	7.950%	5/15/18	500	553
Public Service Co. of New Mexico	3.850%	8/1/25	1,250	1,338
Public Service Co. of Oklahoma	5.150%	12/1/19	650	723
Public Service Co. of Oklahoma	4.400%	2/1/21	2,585	2,832
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	2,001
Public Service Electric & Gas Co.	2.300%	9/15/18	9,000	9,205
Public Service Electric & Gas Co.	1.800%	6/1/19	3,500	3,558
Public Service Electric & Gas Co.	3.500%	8/15/20	625	672
Public Service Electric & Gas Co.	1.900%	3/15/21	6,575	6,702
Public Service Electric & Gas Co.	2.375%	5/15/23	3,100	3,169
Public Service Electric & Gas Co.	3.000%	5/15/25	1,100	1,175
Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,173
Public Service Electric & Gas Co.	5.375%	11/1/39	4,189	5,440
Public Service Electric & Gas Co.	3.950%	5/1/42	3,800	4,218
Public Service Electric & Gas Co.	3.650%	9/1/42	575	608

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Public Service Electric & Gas Co.	4.000%	6/1/44	1,300	1,454
	Public Service Electric & Gas Co.	4.050%	5/1/45	100	113
	Public Service Electric & Gas Co.	4.150%	11/1/45	5,300	6,052
	Public Service Electric & Gas Co.	3.800%	3/1/46	14,050	15,255
	Puget Energy Inc.	6.500%	12/15/20	4,050	4,721
	Puget Energy Inc.	6.000%	9/1/21	4,325	5,011
	Puget Energy Inc.	5.625%	7/15/22	2,425	2,770
	Puget Energy Inc.	3.650%	5/15/25	4,150	4,269
	Puget Sound Energy Inc.	5.483%	6/1/35	3,650	4,568
	Puget Sound Energy Inc.	6.724%	6/15/36	200	287
	Puget Sound Energy Inc.	6.274%	3/15/37	1,825	2,515
	Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,880
	Puget Sound Energy Inc.	5.795%	3/15/40	1,610	2,188
	Puget Sound Energy Inc.	5.764%	7/15/40	600	806
	Puget Sound Energy Inc.	4.434%	11/15/41	4,800	5,489
	Puget Sound Energy Inc.	4.300%	5/20/45	6,025	6,905
	San Diego Gas & Electric Co.	3.000%	8/15/21	1,350	1,444
	San Diego Gas & Electric Co.	6.000%	6/1/26	4,000	5,236
	San Diego Gas & Electric Co.	5.350%	5/15/35	250	314
	San Diego Gas & Electric Co.	6.125%	9/15/37	1,000	1,383
	San Diego Gas & Electric Co.	5.350%	5/15/40	2,000	2,575
	San Diego Gas & Electric Co.	4.500%	8/15/40	3,870	4,516
	San Diego Gas & Electric Co.	3.950%	11/15/41	400	435
	San Diego Gas & Electric Co.	4.300%	4/1/42	1,500	1,724
	SCANA Corp.	6.250%	4/1/20	1,455	1,614
	SCANA Corp.	4.750%	5/15/21	1,245	1,330
	Sierra Pacific Power Co.	3.375%	8/15/23	1,450	1,551
7	Sierra Pacific Power Co.	2.600%	5/1/26	6,855	7,007
	Sierra Pacific Power Co.	6.750%	7/1/37	1,450	2,076
	South Carolina Electric & Gas Co.	5.250%	11/1/18	1,500	1,634
	South Carolina Electric & Gas Co.	6.500%	11/1/18	2,750	3,073
	South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,339
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	1,997
	South Carolina Electric & Gas Co.	5.450%	2/1/41	525	653
	South Carolina Electric & Gas Co.	4.600%	6/15/43	2,300	2,603
	South Carolina Electric & Gas Co.	4.100%	6/15/46	750	792
	South Carolina Electric & Gas Co.	4.500%	6/1/64	9,815	10,186
	South Carolina Electric & Gas Co.	5.100%	6/1/65	2,675	3,090
	Southern California Edison Co.	3.875%	6/1/21	3,789	4,176
4	Southern California Edison Co.	1.845%	2/1/22	3,000	2,982
	Southern California Edison Co.	2.400%	2/1/22	2,700	2,782
	Southern California Edison Co.	3.500%	10/1/23	10,600	11,610
	Southern California Edison Co.	6.650%	4/1/29	450	603
	Southern California Edison Co.	6.000%	1/15/34	750	990
	Southern California Edison Co.	5.750%	4/1/35	800	1,042
	Southern California Edison Co.	5.350%	7/15/35	4,185	5,205
	Southern California Edison Co.	5.550%	1/15/36	500	636
	Southern California Edison Co.	5.625%	2/1/36	1,875	2,426
	Southern California Edison Co.	5.950%	2/1/38	2,875	3,881
	Southern California Edison Co.	6.050%	3/15/39	1,460	2,011
	Southern California Edison Co.	4.500%	9/1/40	6,807	7,883
	Southern California Edison Co.	3.900%	12/1/41	1,075	1,154
	Southern California Edison Co.	4.050%	3/15/42	6,450	7,068
	Southern California Edison Co.	3.900%	3/15/43	725	784
	Southern California Edison Co.	4.650%	10/1/43	2,975	3,612

124

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Edison Co.	3.600%	2/1/45	2,200	2,291
Southern Co.	1.300%	8/15/17	2,100	2,099
Southern Co.	1.550%	7/1/18	3,725	3,749
Southern Co.	1.850%	7/1/19	2,700	2,734
Southern Co.	2.150%	9/1/19	1,650	1,680
Southern Co.	2.750%	6/15/20	2,400	2,489
Southern Co.	2.350%	7/1/21	5,400	5,507
Southern Co.	2.950%	7/1/23	4,450	4,606
Southern Co.	3.250%	7/1/26	10,300	10,706
Southern Co.	4.250%	7/1/36	7,800	8,255
Southern Co.	4.400%	7/1/46	9,325	9,968
Southern Power Co.	1.850%	12/1/17	850	857
Southern Power Co.	2.375%	6/1/20	500	508
Southern Power Co.	4.150%	12/1/25	2,000	2,164
Southern Power Co.	5.150%	9/15/41	6,290	6,770
Southern Power Co.	5.250%	7/15/43	5,275	5,757
Southwestern Electric Power Co.	5.875%	3/1/18	75	80
Southwestern Electric Power Co.	6.450%	1/15/19	4,763	5,314
Southwestern Electric Power Co.	3.550%	2/15/22	4,200	4,479
Southwestern Electric Power Co.	3.900%	4/1/45	3,000	2,973
Southwestern Public Service Co.	4.500%	8/15/41	2,079	2,420
System Energy Resources Inc.	4.100%	4/1/23	1,500	1,588
Tampa Electric Co.	6.100%	5/15/18	2,175	2,354
Tampa Electric Co.	5.400%	5/15/21	2,590	2,966
Tampa Electric Co.	2.600%	9/15/22	1,000	1,033
Tampa Electric Co.	6.550%	5/15/36	350	481
Tampa Electric Co.	4.350%	5/15/44	3,500	3,898
Tampa Electric Co.	4.200%	5/15/45	3,400	3,711
TECO Finance Inc.	6.572%	11/1/17	220	234
TECO Finance Inc.	5.150%	3/15/20	4,862	5,404
Toledo Edison Co.	6.150%	5/15/37	4,744	5,838
TransAlta Corp.	4.500%	11/15/22	2,050	1,875
TransAlta Corp.	6.500%	3/15/40	2,400	1,803
Tri-State Generation & Transmission Assn. Inc.	3.700%	11/1/24	1,475	1,572
7 Tri-State Generation & Transmission Assn. Inc.	6.000%	6/15/40	800	1,026
Tri-State Generation & Transmission Assn. Inc.	4.700%	11/1/44	1,400	1,557
7 Tri-State Generation & Transmission Assn. Inc.	4.250%	6/1/46	1,300	1,379
Tucson Electric Power Co.	5.150%	11/15/21	1,045	1,183
Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,017
UIL Holdings Corp.	4.625%	10/1/20	4,400	4,764
Union Electric Co.	6.700%	2/1/19	1,932	2,196
Union Electric Co.	3.500%	4/15/24	5,300	5,752
Union Electric Co.	5.300%	8/1/37	2,869	3,584
Union Electric Co.	8.450%	3/15/39	2,200	3,659
Union Electric Co.	3.900%	9/15/42	175	189
Union Electric Co.	3.650%	4/15/45	1,400	1,450
Virginia Electric & Power Co.	1.200%	1/15/18	3,000	3,004
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,135
Virginia Electric & Power Co.	3.450%	9/1/22	10,595	11,396
Virginia Electric & Power Co.	2.750%	3/15/23	6,300	6,536
Virginia Electric & Power Co.	3.100%	5/15/25	1,500	1,584
Virginia Electric & Power Co.	3.150%	1/15/26	1,350	1,429
Virginia Electric & Power Co.	6.000%	1/15/36	2,840	3,741
Virginia Electric & Power Co.	6.000%	5/15/37	4,225	5,649
Virginia Electric & Power Co.	6.350%	11/30/37	2,800	3,873

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Virginia Electric & Power Co.	4.000%	1/15/43	15,375	16,440
	Virginia Electric & Power Co.	4.650%	8/15/43	225	267
	Virginia Electric & Power Co.	4.450%	2/15/44	1,595	1,827
	Virginia Electric & Power Co.	4.200%	5/15/45	3,050	3,399
	WEC Energy Group Inc.	1.650%	6/15/18	2,150	2,166
	WEC Energy Group Inc.	2.450%	6/15/20	2,075	2,129
	WEC Energy Group Inc.	3.550%	6/15/25	2,900	3,120
4	WEC Energy Group Inc.	6.250%	5/15/67	5,175	4,049
	Westar Energy Inc.	3.250%	12/1/25	1,900	2,031
	Westar Energy Inc.	2.550%	7/1/26	5,500	5,507
	Westar Energy Inc.	4.125%	3/1/42	4,375	4,817
	Westar Energy Inc.	4.100%	4/1/43	900	983
	Westar Energy Inc.	4.625%	9/1/43	2,900	3,433
	Westar Energy Inc.	4.250%	12/1/45	750	846
	Western Massachusetts Electric Co.	3.500%	9/15/21	1,050	1,119
	Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	2,890
	Wisconsin Electric Power Co.	3.100%	6/1/25	400	426
	Wisconsin Electric Power Co.	3.650%	12/15/42	400	418
	Wisconsin Electric Power Co.	4.250%	6/1/44	600	674
	Wisconsin Electric Power Co.	4.300%	12/15/45	1,475	1,687
	Wisconsin Power & Light Co.	5.000%	7/15/19	475	521
	Wisconsin Power & Light Co.	2.250%	11/15/22	3,850	3,879
	Wisconsin Power & Light Co.	6.375%	8/15/37	1,625	2,278
	Wisconsin Power & Light Co.	4.100%	10/15/44	1,150	1,270
	Wisconsin Public Service Corp.	1.650%	12/4/18	4,500	4,564
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,100	2,180
	Wisconsin Public Service Corp.	4.752%	11/1/44	2,175	2,656
	Xcel Energy Inc.	4.700%	5/15/20	4,120	4,556
	Xcel Energy Inc.	2.400%	3/15/21	6,975	7,174
	Xcel Energy Inc.	3.300%	6/1/25	11,100	11,709
	Xcel Energy Inc.	6.500%	7/1/36	1,111	1,481

	Natural Gas (0.2%)
	AGL Capital Corp.	5.250%	8/15/19	1,600	1,751
	AGL Capital Corp.	3.500%	9/15/21	580	616
	AGL Capital Corp.	3.250%	6/15/26	500	513
	AGL Capital Corp.	5.875%	3/15/41	5,600	6,833
	AGL Capital Corp.	4.400%	6/1/43	1,000	1,025
	Atmos Energy Corp.	8.500%	3/15/19	760	897
	Atmos Energy Corp.	5.500%	6/15/41	4,050	5,162
	Atmos Energy Corp.	4.150%	1/15/43	75	81
	Atmos Energy Corp.	4.125%	10/15/44	3,325	3,625
	British Transco Finance Inc.	6.625%	6/1/18	3,125	3,435
	CenterPoint Energy Resources Corp.	6.000%	5/15/18	2,636	2,842
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	7,001	7,602
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	2,300	2,835
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,975	2,293
	KeySpan Corp.	8.000%	11/15/30	150	212
	NiSource Finance Corp.	6.400%	3/15/18	635	687
	NiSource Finance Corp.	6.800%	1/15/19	5,900	6,635
	NiSource Finance Corp.	5.450%	9/15/20	800	906
	NiSource Finance Corp.	6.125%	3/1/22	11,295	13,498
	NiSource Finance Corp.	6.250%	12/15/40	2,350	3,059
	NiSource Finance Corp.	5.950%	6/15/41	5,150	6,440
	NiSource Finance Corp.	5.800%	2/1/42	3,375	4,321

126

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
NiSource Finance Corp.	4.800%	2/15/44	3,075	3,533
ONE Gas Inc.	2.070%	2/1/19	2,350	2,385
ONE Gas Inc.	4.658%	2/1/44	1,200	1,383
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,386
Sempra Energy	6.150%	6/15/18	2,775	3,019
Sempra Energy	9.800%	2/15/19	1,500	1,806
Sempra Energy	2.400%	3/15/20	2,950	2,984
Sempra Energy	2.850%	11/15/20	3,930	4,077
Sempra Energy	2.875%	10/1/22	2,325	2,380
Sempra Energy	4.050%	12/1/23	13,785	14,934
Sempra Energy	3.750%	11/15/25	8,855	9,464
Sempra Energy	6.000%	10/15/39	6,925	8,525
Southern California Gas Co.	3.200%	6/15/25	560	602
Southern California Gas Co.	2.600%	6/15/26	9,300	9,543
Southern California Gas Co.	5.750%	11/15/35	400	513
Southern California Gas Co.	3.750%	9/15/42	3,325	3,524
Southern California Gas Co.	4.450%	3/15/44	1,450	1,707
Spire Inc.	4.700%	8/15/44	3,500	3,684

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	8,041	8,522
American Water Capital Corp.	3.400%	3/1/25	1,825	1,973
American Water Capital Corp.	6.593%	10/15/37	6,025	8,629
American Water Capital Corp.	4.300%	9/1/45	625	714
United Utilities plc	5.375%	2/1/19	5,375	5,771
Veolia Environnement SA	6.750%	6/1/38	4,850	6,401
				2,247,927
Total Corporate Bonds (Cost $26,820,071)				28,328,930
Sovereign Bonds (U.S. Dollar-Denominated) (5.1%)
African Development Bank	1.125%	3/15/17	4,200	4,212
African Development Bank	0.875%	3/15/18	5,200	5,212
African Development Bank	1.625%	10/2/18	11,500	11,712
African Development Bank	1.000%	5/15/19	11,000	11,036
African Development Bank	1.375%	2/12/20	5,700	5,765
African Development Bank	2.375%	9/23/21	13,000	13,674
Agricultural Bank Of China	2.000%	5/21/18	2,200	2,215
Agricultural Bank Of China	2.750%	5/21/20	2,000	2,054
Asian Development Bank	0.750%	1/11/17	16,575	16,585
Asian Development Bank	1.125%	3/15/17	29,275	29,365
Asian Development Bank	5.250%	6/12/17	100	104
Asian Development Bank	0.875%	4/26/18	8,600	8,620
Asian Development Bank	1.125%	6/5/18	19,000	19,101
Asian Development Bank	5.593%	7/16/18	1,700	1,862
Asian Development Bank	1.750%	9/11/18	1,650	1,684
Asian Development Bank	1.500%	9/28/18	15,000	15,230
Asian Development Bank	1.875%	10/23/18	5,120	5,246
Asian Development Bank	1.375%	1/15/19	9,500	9,600
Asian Development Bank	1.750%	3/21/19	14,600	14,953
Asian Development Bank	1.875%	4/12/19	12,750	13,095
Asian Development Bank	1.500%	1/22/20	10,400	10,551
Asian Development Bank	1.375%	3/23/20	2,750	2,782
Asian Development Bank	1.625%	3/16/21	8,300	8,463
Asian Development Bank	1.875%	2/18/22	15,700	16,091
Asian Development Bank	2.000%	1/22/25	10,750	11,079

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Asian Development Bank	2.000%	4/24/26	4,700	4,808
7 Bank of England	1.250%	3/14/19	1,700	1,715
Canada	1.125%	3/19/18	20,150	20,290
Canada	1.625%	2/27/19	1,300	1,325
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	2,850	2,852
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	13,900	13,812
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	8,000	8,033
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	22,100	22,376
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	20,100	20,125
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	14,600	15,574
Corp. Andina de Fomento	1.500%	8/8/17	8,000	8,012
Corp. Andina de Fomento	2.000%	5/10/19	9,600	9,652
Corp. Andina de Fomento	8.125%	6/4/19	1,850	2,182
Corp. Andina de Fomento	4.375%	6/15/22	21,767	24,194
Council Of Europe Development Bank	1.000%	3/7/18	10,450	10,481
Council Of Europe Development Bank	1.125%	5/31/18	4,550	4,572
Council Of Europe Development Bank	1.750%	11/14/19	5,000	5,101
Council Of Europe Development Bank	1.625%	3/10/20	15,500	15,785
Council Of Europe Development Bank	1.625%	3/16/21	4,500	4,564
Ecopetrol SA	5.875%	9/18/23	13,750	14,163
Ecopetrol SA	4.125%	1/16/25	25,775	23,584
Ecopetrol SA	5.375%	6/26/26	5,750	5,549
Ecopetrol SA	7.375%	9/18/43	1,450	1,446
Ecopetrol SA	5.875%	5/28/45	9,975	8,666
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	5,000	5,220
European Bank for Reconstruction & Development	0.750%	9/1/17	8,075	8,080
European Bank for Reconstruction & Development	1.000%	9/17/18	2,050	2,057
European Bank for Reconstruction & Development	1.625%	11/15/18	4,675	4,761
European Bank for Reconstruction & Development	1.750%	6/14/19	21,525	21,970
European Bank for Reconstruction & Development	1.750%	11/26/19	2,700	2,764
European Bank for Reconstruction & Development	1.500%	3/16/20	10,750	10,900
European Bank for Reconstruction & Development	1.875%	2/23/22	14,500	14,917
European Investment Bank	1.625%	6/15/17	1,000	1,009
European Investment Bank	1.000%	8/17/17	17,000	17,052
European Investment Bank	1.125%	9/15/17	14,425	14,492
European Investment Bank	1.000%	12/15/17	13,850	13,883
European Investment Bank	1.000%	3/15/18	20,575	20,622
European Investment Bank	1.250%	5/15/18	15,750	15,885
European Investment Bank	1.000%	6/15/18	48,100	48,309
European Investment Bank	1.125%	8/15/18	33,300	33,454
European Investment Bank	1.625%	12/18/18	34,225	34,855
European Investment Bank	1.875%	3/15/19	46,000	47,111
European Investment Bank	1.750%	6/17/19	62,470	63,711
European Investment Bank	1.125%	8/15/19	10,000	10,052
European Investment Bank	1.625%	3/16/20	32,400	32,999
European Investment Bank	1.375%	6/15/20	21,200	21,398
European Investment Bank	2.875%	9/15/20	16,125	17,210
European Investment Bank	1.625%	12/15/20	21,500	21,826
European Investment Bank	4.000%	2/16/21	11,575	12,962
European Investment Bank	2.000%	3/15/21	37,000	38,205
European Investment Bank	2.500%	4/15/21	22,125	23,326
European Investment Bank	2.125%	10/15/21	7,600	7,859
European Investment Bank	2.250%	8/15/22	21,100	22,079
European Investment Bank	3.250%	1/29/24	12,100	13,558
European Investment Bank	1.875%	2/10/25	9,400	9,557

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
European Investment Bank	2.125%	4/13/26	30,000	31,322
Export Development Canada	0.625%	12/15/16	1,675	1,674
8 Export Development Canada	1.000%	5/15/17	7,400	7,416
Export Development Canada	0.750%	12/15/17	9,025	9,023
Export Development Canada	1.500%	10/3/18	15,125	15,341
Export Development Canada	1.250%	2/4/19	8,000	8,093
8 Export Development Canada	1.625%	12/3/19	3,600	3,666
Export Development Canada	1.500%	5/26/21	16,000	16,248
Export-Import Bank of Korea	3.750%	10/20/16	5,375	5,415
Export-Import Bank of Korea	1.750%	2/27/18	4,150	4,166
Export-Import Bank of Korea	2.875%	9/17/18	7,300	7,500
Export-Import Bank of Korea	1.750%	5/26/19	5,100	5,148
Export-Import Bank of Korea	2.375%	8/12/19	5,000	5,112
Export-Import Bank of Korea	5.125%	6/29/20	5,300	5,960
Export-Import Bank of Korea	4.000%	1/29/21	2,400	2,607
Export-Import Bank of Korea	2.500%	5/10/21	6,000	6,120
Export-Import Bank of Korea	4.375%	9/15/21	4,000	4,455
Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,795
Export-Import Bank of Korea	4.000%	1/14/24	17,500	19,563
Export-Import Bank of Korea	2.875%	1/21/25	3,000	3,097
Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,647
Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,148
FMS Wertmanagement AoeR	1.125%	9/5/17	5,700	5,726
FMS Wertmanagement AoeR	1.000%	11/21/17	4,150	4,163
FMS Wertmanagement AoeR	1.250%	7/30/18	13,000	13,089
FMS Wertmanagement AoeR	1.625%	11/20/18	11,000	11,191
FMS Wertmanagement AoeR	1.750%	3/17/20	6,000	6,149
Hydro-Quebec	1.375%	6/19/17	9,300	9,308
Hydro-Quebec	8.400%	1/15/22	3,040	4,024
Hydro-Quebec	8.050%	7/7/24	1,150	1,617
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	4,200	4,236
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	5,850	6,062
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	4,950	5,012
Inter-American Development Bank	1.000%	7/14/17	21,625	21,704
Inter-American Development Bank	2.375%	8/15/17	5,100	5,191
Inter-American Development Bank	0.875%	3/15/18	9,925	9,930
Inter-American Development Bank	1.750%	8/24/18	7,620	7,761
Inter-American Development Bank	1.125%	8/28/18	21,000	21,107
Inter-American Development Bank	1.000%	5/13/19	14,500	14,527
Inter-American Development Bank	1.125%	9/12/19	24,800	24,934
Inter-American Development Bank	3.875%	9/17/19	16,750	18,260
Inter-American Development Bank	1.750%	10/15/19	20,200	20,632
Inter-American Development Bank	3.875%	2/14/20	1,800	1,978
Inter-American Development Bank	2.125%	11/9/20	10,400	10,800
Inter-American Development Bank	1.875%	3/15/21	16,000	16,438
Inter-American Development Bank	1.750%	4/14/22	25,600	26,177
Inter-American Development Bank	3.000%	10/4/23	2,350	2,589
Inter-American Development Bank	3.000%	2/21/24	13,000	14,365
Inter-American Development Bank	2.125%	1/15/25	14,000	14,544
Inter-American Development Bank	7.000%	6/15/25	1,125	1,527
Inter-American Development Bank	2.000%	6/2/26	30,625	31,473
Inter-American Development Bank	3.200%	8/7/42	2,000	2,195
Inter-American Development Bank	4.375%	1/24/44	5,200	6,960
International Bank for Reconstruction
& Development	0.750%	12/15/16	10,625	10,630

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction
	& Development	0.875%	4/17/17	33,125	33,169
	International Bank for Reconstruction
	& Development	1.125%	7/18/17	7,500	7,530
	International Bank for Reconstruction
	& Development	1.000%	11/15/17	10,000	10,039
	International Bank for Reconstruction
	& Development	1.375%	4/10/18	36,200	36,548
	International Bank for Reconstruction
	& Development	1.000%	6/15/18	24,400	24,455
	International Bank for Reconstruction
	& Development	0.875%	7/19/18	30,000	30,043
	International Bank for Reconstruction
	& Development	1.000%	10/5/18	9,000	9,043
	International Bank for Reconstruction
	& Development	1.875%	3/15/19	42,875	43,934
	International Bank for Reconstruction
	& Development	1.250%	7/26/19	17,000	17,203
	International Bank for Reconstruction
	& Development	1.875%	10/7/19	5,100	5,230
	International Bank for Reconstruction
	& Development	1.375%	3/30/20	24,000	24,344
	International Bank for Reconstruction
	& Development	2.125%	11/1/20	20,400	21,242
	International Bank for Reconstruction
	& Development	1.625%	3/9/21	26,000	26,414
	International Bank for Reconstruction
	& Development	1.375%	5/24/21	34,000	34,309
	International Bank for Reconstruction
	& Development	2.250%	6/24/21	10,250	10,711
	International Bank for Reconstruction
	& Development	1.625%	2/10/22	33,425	33,931
	International Bank for Reconstruction
	& Development	7.625%	1/19/23	950	1,311
	International Bank for Reconstruction
	& Development	2.500%	11/25/24	34,500	36,746
	International Bank for Reconstruction
	& Development	8.875%	3/1/26	450	720
	International Finance Corp.	1.125%	11/23/16	11,850	11,870
	International Finance Corp.	1.000%	4/24/17	5,650	5,659
	International Finance Corp.	2.125%	11/17/17	25,300	25,692
	International Finance Corp.	0.625%	12/21/17	6,850	6,815
	International Finance Corp.	1.250%	7/16/18	15,400	15,490
	International Finance Corp.	1.750%	9/4/18	6,400	6,504
	International Finance Corp.	1.750%	9/16/19	10,500	10,749
	International Finance Corp.	2.125%	4/7/26	22,800	23,699
9	Japan Bank for International Cooperation	1.125%	7/19/17	6,475	6,472
9	Japan Bank for International Cooperation	1.750%	7/31/18	10,625	10,725
9	Japan Bank for International Cooperation	1.750%	11/13/18	19,900	20,110
9	Japan Bank for International Cooperation	2.125%	2/7/19	5,000	5,104
9	Japan Bank for International Cooperation	1.750%	5/28/20	4,750	4,796
9	Japan Bank for International Cooperation	1.875%	4/20/21	6,600	6,634
9	Japan Bank for International Cooperation	3.375%	7/31/23	2,400	2,652
9	Japan Bank for International Cooperation	3.000%	5/29/24	17,000	18,335
9	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	14,671

130

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
9	Japan Bank for International Cooperation	2.500%	5/28/25	3,900	4,109
9	Japan Bank for International Cooperation’	2.375%	4/20/26	1,600	1,673
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	1,500	1,550
9	Japan Finance Organization for Municipalities	4.000%	1/13/21	5,625	6,177
10	KFW	0.875%	9/5/17	14,200	14,230
10	KFW	0.875%	12/15/17	8,000	8,016
10	KFW	1.000%	1/26/18	2,000	2,007
10	KFW	4.375%	3/15/18	18,100	19,190
10	KFW	0.875%	4/19/18	38,000	38,068
10	KFW	1.000%	6/11/18	26,350	26,449
10	KFW	4.500%	7/16/18	6,225	6,686
10	KFW	1.125%	8/6/18	11,600	11,674
10	KFW	1.125%	11/16/18	35,000	35,230
10	KFW	1.500%	2/6/19	51,500	52,335
10	KFW	1.875%	4/1/19	48,590	49,916
10	KFW	4.875%	6/17/19	10,075	11,211
10	KFW	1.750%	10/15/19	23,650	24,195
10	KFW	4.000%	1/27/20	5,400	5,946
10	KFW	1.500%	4/20/20	27,500	27,935
10	KFW	2.750%	9/8/20	14,250	15,169
10	KFW	2.750%	10/1/20	13,200	14,041
10	KFW	1.500%	6/15/21	60,000	60,767
10	KFW	2.375%	8/25/21	19,590	20,610
10	KFW	2.625%	1/25/22	14,200	15,138
10	KFW	2.000%	10/4/22	24,875	25,654
10	KFW	2.125%	1/17/23	23,500	24,451
10	KFW	2.500%	11/20/24	39,500	41,908
10	KFW	2.000%	5/2/25	31,350	32,104
10	KFW	0.000%	4/18/36	7,000	4,192
	Korea Development Bank	4.000%	9/9/16	2,150	2,162
	Korea Development Bank	3.250%	9/20/16	4,000	4,021
	Korea Development Bank	3.875%	5/4/17	2,500	2,557
	Korea Development Bank	2.250%	8/7/17	1,475	1,493
	Korea Development Bank	3.500%	8/22/17	3,450	3,538
	Korea Development Bank	2.500%	1/13/21	5,000	5,105
	Korea Development Bank	4.625%	11/16/21	9,250	10,512
	Korea Development Bank	3.000%	9/14/22	18,750	19,766
	Korea Development Bank	3.750%	1/22/24	9,600	10,445
	Korea Development Bank	3.000%	1/13/26	1,500	1,582
10	Landwirtschaftliche Rentenbank	0.875%	9/12/17	2,225	2,226
10	Landwirtschaftliche Rentenbank	2.375%	9/13/17	3,900	3,963
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	11,400	11,391
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	5,600	5,689
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	2,900	2,901
10	Landwirtschaftliche Rentenbank	2.250%	10/1/21	16,700	17,421
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	16,473
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	15,159
	Nexen Energy ULC	7.875%	3/15/32	325	448
	Nexen Energy ULC	5.875%	3/10/35	690	811
	Nexen Energy ULC	6.400%	5/15/37	13,400	16,718
	Nexen Energy ULC	7.500%	7/30/39	3,400	4,714
	Nordic Investment Bank	5.000%	2/1/17	550	563
	Nordic Investment Bank	1.000%	3/7/17	2,250	2,254
	Nordic Investment Bank	0.750%	1/17/18	14,450	14,456
	Nordic Investment Bank	1.125%	3/19/18	9,250	9,317

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Nordic Investment Bank	1.875%	6/14/19	8,300	8,519
	North American Development Bank	2.300%	10/10/18	2,087	2,131
	North American Development Bank	4.375%	2/11/20	975	1,064
	North American Development Bank	2.400%	10/26/22	3,300	3,373
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	4,025	4,160
11	Oesterreichische Kontrollbank AG	1.625%	3/12/19	3,500	3,539
11	Oesterreichische Kontrollbank AG	1.125%	4/26/19	10,200	10,178
11	Oesterreichische Kontrollbank AG	1.375%	2/10/20	5,675	5,658
11	Oesterreichische Kontrollbank AG	1.500%	10/21/20	30,000	30,209
11	Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,900	11,150
11	Oesterreichische Kontrollbank AG	2.375%	10/1/21	5,000	5,180
4	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,992
4	Oriental Republic of Uruguay	4.500%	8/14/24	16,725	18,067
4	Oriental Republic of Uruguay	4.375%	10/27/27	2,850	3,000
4	Oriental Republic of Uruguay	7.625%	3/21/36	4,725	6,355
4	Oriental Republic of Uruguay	4.125%	11/20/45	6,579	5,863
4	Oriental Republic of Uruguay	5.100%	6/18/50	17,975	17,913
	Petroleos Mexicanos	5.750%	3/1/18	41,075	43,110
7	Petroleos Mexicanos	5.500%	2/4/19	5,000	5,269
	Petroleos Mexicanos	8.000%	5/3/19	8,675	9,702
	Petroleos Mexicanos	6.000%	3/5/20	3,000	3,231
	Petroleos Mexicanos	3.500%	7/23/20	4,200	4,173
	Petroleos Mexicanos	5.500%	1/21/21	16,445	17,367
	Petroleos Mexicanos	6.375%	2/4/21	19,000	20,620
7	Petroleos Mexicanos	6.375%	2/4/21	28,613	31,052
	Petroleos Mexicanos	4.875%	1/24/22	11,118	11,346
	Petroleos Mexicanos	3.500%	1/30/23	8,550	8,044
4	Petroleos Mexicanos	2.290%	2/15/24	1,200	1,233
	Petroleos Mexicanos	2.378%	4/15/25	1,710	1,764
	Petroleos Mexicanos	4.500%	1/23/26	3,850	3,718
7	Petroleos Mexicanos	6.875%	8/4/26	26,030	29,079
	Petroleos Mexicanos	6.625%	6/15/35	9,600	9,943
	Petroleos Mexicanos	6.625%	6/15/38	3,025	3,066
	Petroleos Mexicanos	6.500%	6/2/41	17,725	17,968
	Petroleos Mexicanos	5.500%	6/27/44	27,000	24,474
	Petroleos Mexicanos	6.375%	1/23/45	8,370	8,376
	Petroleos Mexicanos	5.625%	1/23/46	29,000	26,429
12	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	1,255	1,965
	Province of British Columbia	1.200%	4/25/17	4,700	4,714
	Province of British Columbia	2.650%	9/22/21	7,700	8,193
	Province of British Columbia	2.000%	10/23/22	9,800	10,146
	Province of British Columbia	2.250%	6/2/26	1,100	1,133
	Province of Manitoba	4.900%	12/6/16	5,865	5,963
	Province of Manitoba	1.300%	4/3/17	4,050	4,063
	Province of Manitoba	1.125%	6/1/18	700	704
	Province of Manitoba	2.100%	9/6/22	3,000	3,062
	Province of Manitoba	3.050%	5/14/24	19,500	21,095
	Province of Manitoba	2.125%	6/22/26	3,500	3,506
	Province of New Brunswick	2.750%	6/15/18	7,375	7,592
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,675
	Province of Ontario	1.100%	10/25/17	10,350	10,383
	Province of Ontario	3.150%	12/15/17	5,525	5,709
	Province of Ontario	1.200%	2/14/18	5,600	5,621
	Province of Ontario	3.000%	7/16/18	2,550	2,649

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Province of Ontario	2.000%	9/27/18	12,500	12,748
Province of Ontario	1.625%	1/18/19	13,000	13,169
Province of Ontario	2.000%	1/30/19	20,000	20,442
Province of Ontario	1.250%	6/17/19	10,000	10,068
Province of Ontario	1.650%	9/27/19	11,000	11,144
Province of Ontario	4.000%	10/7/19	3,550	3,860
Province of Ontario	4.400%	4/14/20	13,100	14,557
Province of Ontario	1.875%	5/21/20	7,400	7,545
Province of Ontario	2.500%	9/10/21	13,500	14,113
Province of Ontario	2.450%	6/29/22	1,525	1,587
Province of Ontario	3.200%	5/16/24	10,000	10,920
Province of Ontario	2.500%	4/27/26	8,000	8,250
Quebec	4.625%	5/14/18	9,050	9,658
Quebec	3.500%	7/29/20	8,670	9,397
Quebec	2.750%	8/25/21	13,475	14,248
Quebec	2.625%	2/13/23	34,919	36,653
Quebec	7.125%	2/9/24	3,075	4,087
Quebec	2.875%	10/16/24	9,400	10,021
Quebec	7.500%	9/15/29	4,875	7,412
Republic of Chile	2.250%	10/30/22	10,400	10,484
Republic of Chile	3.125%	1/21/26	28,819	29,684
Republic of Chile	3.625%	10/30/42	3,600	3,598
Republic of Colombia	7.375%	3/18/19	3,010	3,431
Republic of Colombia	11.750%	2/25/20	350	461
Republic of Colombia	4.375%	7/12/21	15,385	16,439
4 Republic of Colombia	2.625%	3/15/23	17,950	17,351
Republic of Colombia	4.000%	2/26/24	38,778	40,475
Republic of Colombia	8.125%	5/21/24	2,800	3,640
4 Republic of Colombia	4.500%	1/28/26	9,080	9,707
Republic of Colombia	7.375%	9/18/37	11,500	14,907
Republic of Colombia	6.125%	1/18/41	8,550	9,862
4 Republic of Colombia	5.625%	2/26/44	15,400	17,017
4 Republic of Colombia	5.000%	6/15/45	11,743	12,183
Republic of Finland	6.950%	2/15/26	1,000	1,398
Republic of Italy	5.375%	6/12/17	9,100	9,422
Republic of Italy	6.875%	9/27/23	17,925	22,492
Republic of Italy	5.375%	6/15/33	13,750	16,632
Republic of Korea	5.125%	12/7/16	2,155	2,194
Republic of Korea	7.125%	4/16/19	19,478	22,579
Republic of Korea	3.875%	9/11/23	5,800	6,613
Republic of Korea	5.625%	11/3/25	575	755
Republic of Panama	5.200%	1/30/20	15,455	17,078
4 Republic of Panama	3.750%	3/16/25	6,300	6,647
Republic of Panama	7.125%	1/29/26	13,500	17,753
Republic of Panama	9.375%	4/1/29	5,500	8,388
4 Republic of Panama	6.700%	1/26/36	18,148	24,070
4 Republic of Panama	4.300%	4/29/53	5,000	5,100
Republic of Peru	7.125%	3/30/19	12,350	14,238
Republic of Peru	7.350%	7/21/25	2,725	3,713
Republic of Peru	4.125%	8/25/27	3,400	3,721
Republic of Peru	8.750%	11/21/33	21,147	33,213
4 Republic of Peru	6.550%	3/14/37	14,900	20,018
Republic of Peru	5.625%	11/18/50	10,000	12,432
Republic of Poland	6.375%	7/15/19	12,860	14,570
Republic of Poland	5.125%	4/21/21	15,650	17,561

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Republic of Poland	5.000%	3/23/22	29,085	32,666
Republic of Poland	3.000%	3/17/23	17,800	18,083
Republic of Poland	4.000%	1/22/24	225	242
Republic of Poland	3.250%	4/6/26	11,900	12,111
Republic of South Africa	6.875%	5/27/19	4,425	4,922
Republic of South Africa	5.500%	3/9/20	14,490	15,542
Republic of South Africa	5.875%	5/30/22	875	970
Republic of South Africa	4.665%	1/17/24	9,300	9,573
Republic of South Africa	5.875%	9/16/25	10,600	11,740
Republic of South Africa	4.875%	4/14/26	800	825
Republic of South Africa	5.375%	7/24/44	10,000	10,335
Republic of the Philippines	8.375%	6/17/19	5,000	5,964
Republic of the Philippines	4.000%	1/15/21	15,025	16,457
Republic of the Philippines	10.625%	3/16/25	8,525	13,984
Republic of the Philippines	5.500%	3/30/26	9,150	11,581
Republic of the Philippines	9.500%	2/2/30	4,450	7,614
Republic of the Philippines	7.750%	1/14/31	13,000	20,131
Republic of the Philippines	6.375%	1/15/32	9,650	13,608
Republic of the Philippines	6.375%	10/23/34	20,325	29,471
Republic of the Philippines	5.000%	1/13/37	1,950	2,478
Republic of the Philippines	3.950%	1/20/40	8,999	10,356
Republic of the Philippines	3.700%	3/1/41	6,733	7,498
Republic of Turkey	7.500%	7/14/17	5,725	6,064
Republic of Turkey	6.750%	4/3/18	30,725	32,996
Republic of Turkey	7.000%	3/11/19	17,600	19,466
Republic of Turkey	7.000%	6/5/20	5,600	6,347
Republic of Turkey	5.625%	3/30/21	16,875	18,371
Republic of Turkey	5.125%	3/25/22	15,925	17,022
Republic of Turkey	6.250%	9/26/22	6,000	6,778
Republic of Turkey	3.250%	3/23/23	11,700	11,271
Republic of Turkey	5.750%	3/22/24	41,800	46,496
Republic of Turkey	7.375%	2/5/25	10,475	12,915
Republic of Turkey	4.875%	10/9/26	1,500	1,581
Republic of Turkey	11.875%	1/15/30	4,000	6,966
Republic of Turkey	8.000%	2/14/34	11,200	15,066
Republic of Turkey	6.875%	3/17/36	14,600	17,770
Republic of Turkey	6.750%	5/30/40	8,000	9,700
Republic of Turkey	6.000%	1/14/41	24,750	27,634
Republic of Turkey	4.875%	4/16/43	31,950	31,191
Republic of Turkey	6.625%	2/17/45	7,350	8,906
State of Israel	5.125%	3/26/19	5,350	5,884
State of Israel	4.000%	6/30/22	8,200	9,114
State of Israel	3.150%	6/30/23	2,400	2,553
State of Israel	2.875%	3/16/26	30,000	30,950
State of Israel	4.500%	1/30/43	7,700	8,668
Statoil ASA	3.125%	8/17/17	5,390	5,513
Statoil ASA	6.700%	1/15/18	1,000	1,080
Statoil ASA	1.200%	1/17/18	1,500	1,499
Statoil ASA	1.950%	11/8/18	3,500	3,546
Statoil ASA	5.250%	4/15/19	3,990	4,392
Statoil ASA	2.250%	11/8/19	7,500	7,677
Statoil ASA	2.900%	11/8/20	3,025	3,158
Statoil ASA	2.750%	11/10/21	10,400	10,808
Statoil ASA	3.150%	1/23/22	3,175	3,338
Statoil ASA	2.450%	1/17/23	17,550	17,725

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Statoil ASA	2.650%	1/15/24	9,868	9,999
Statoil ASA	3.700%	3/1/24	12,368	13,382
Statoil ASA	3.250%	11/10/24	5,100	5,369
Statoil ASA	7.250%	9/23/27	1,975	2,711
7 Statoil ASA	6.500%	12/1/28	225	305
Statoil ASA	7.150%	1/15/29	1,165	1,614
Statoil ASA	5.100%	8/17/40	4,000	4,796
Statoil ASA	4.250%	11/23/41	2,300	2,449
Statoil ASA	3.950%	5/15/43	2,400	2,489
Statoil ASA	4.800%	11/8/43	5,000	5,800
Svensk Exportkredit AB	1.750%	5/30/17	3,950	3,982
Svensk Exportkredit AB	1.125%	4/5/18	14,800	14,852
Svensk Exportkredit AB	1.250%	4/12/19	4,900	4,929
Svensk Exportkredit AB	1.875%	6/17/19	11,700	11,958
Svensk Exportkredit AB	1.750%	3/10/21	7,500	7,631
United Mexican States	5.950%	3/19/19	7,420	8,290
United Mexican States	5.125%	1/15/20	3,500	3,885
United Mexican States	3.500%	1/21/21	10,688	11,308
United Mexican States	3.625%	3/15/22	38,437	40,523
United Mexican States	4.000%	10/2/23	35,182	37,750
United Mexican States	3.600%	1/30/25	11,226	11,727
United Mexican States	7.500%	4/8/33	2,250	3,234
United Mexican States	6.750%	9/27/34	5,200	6,998
United Mexican States	6.050%	1/11/40	25,852	32,509
United Mexican States	4.750%	3/8/44	41,083	43,925
United Mexican States	5.550%	1/21/45	6,900	8,263
United Mexican States	4.600%	1/23/46	2,701	2,832
United Mexican States	5.750%	10/12/10	31,260	34,349
Total Sovereign Bonds (Cost $5,050,804)				5,238,913
Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	2,080	3,055
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	3,575	5,457
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	519
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	5,445	6,943
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,090	1,427
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,105
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	2,850	4,627
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	1,155
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,600	2,341
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	12,633	19,294
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,325	2,082
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	4,265	6,710

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.750%	3/1/17	4,000	4,137
California GO	6.200%	3/1/19	1,100	1,242
California GO	6.200%	10/1/19	4,435	5,116
California GO	5.700%	11/1/21	9,655	11,535
California GO	7.500%	4/1/34	12,555	19,044
California GO	7.550%	4/1/39	14,955	23,663
California GO	7.300%	10/1/39	2,400	3,632
California GO	7.350%	11/1/39	11,825	17,982
California GO	7.625%	3/1/40	6,425	10,136
California GO	7.600%	11/1/40	18,185	29,416
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	744
Chicago IL GO	7.375%	1/1/33	1,550	1,631
Chicago IL GO	7.781%	1/1/35	825	899
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	3,060	3,801
Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	400	455
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	1,240	1,763
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,650	2,027
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,255	5,543
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	2,600	3,392
Chicago IL Water Revenue	6.742%	11/1/40	4,400	5,713
Clark County NV Airport System Revenue	6.881%	7/1/42	550	629
Clark County NV Airport System Revenue	6.820%	7/1/45	3,400	5,255
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	1,300	1,768
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	2,350	2,966
Connecticut GO	5.632%	12/1/29	1,110	1,393
Connecticut GO	5.090%	10/1/30	800	955
Connecticut GO	5.850%	3/15/32	9,015	11,724
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	100	124
Cook County IL GO	6.229%	11/15/34	1,750	2,144
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,000	1,373
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	1,000	1,432
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,144
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	2,098
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,100	1,590
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,825	3,732
Dallas TX Convention Center Hotel Development
Corp. Hotel Revenue	7.088%	1/1/42	5,725	8,075
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,794
Dartmouth College New Hampshire GO	4.750%	6/1/19	165	183
Denver CO City & County School District
No. 1 COP	7.017%	12/15/37	1,050	1,509
Denver CO City & County School District
No. 1 GO	5.664%	12/1/33	525	698
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	590
District of Columbia Income Tax Revenue	5.582%	12/1/35	650	861
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	8,200	9,574

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	East Baton Rouge LA Sewer Commission
	Revenue	6.087%	2/1/45	975	1,088
	East Bay CA Municipal Utility District Water
	System Revenue	5.874%	6/1/40	1,100	1,516
	Emory University Georgia GO	5.625%	9/1/19	1,430	1,626
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.197%	7/1/19	2,000	2,059
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	6,650	6,756
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	11,535	12,061
	George Washington University District of
	Columbia GO	3.485%	9/15/22	2,800	3,008
	George Washington University District of
	Columbia GO	4.300%	9/15/44	900	986
	Georgia GO	4.503%	11/1/25	5,300	6,100
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	6,720	8,849
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	2,150	2,796
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	5,100	6,149
	Houston TX GO	6.290%	3/1/32	8,430	10,818
	Houston TX Utility System Revenue	3.828%	5/15/28	2,400	2,705
	Illinois GO	5.365%	3/1/17	3,000	3,075
	Illinois GO	5.665%	3/1/18	4,750	5,013
	Illinois GO	4.950%	6/1/23	2,125	2,252
	Illinois GO	5.100%	6/1/33	43,740	41,988
	Illinois GO	6.630%	2/1/35	5,400	5,771
	Illinois GO	6.725%	4/1/35	3,150	3,401
	Illinois GO	7.350%	7/1/35	5,800	6,493
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,120	5,546
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	835
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	3,700	5,162
13	Industry CA Sales Tax Revenue	5.125%	1/1/51	1,400	1,538
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	3.985%	1/1/29	3,140	3,545
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	4.532%	1/1/35	2,350	2,748
	Kansas Department of Transportation Highway
	Revenue	4.596%	9/1/35	2,700	3,256
	Kansas Development Finance Authority Revenue	4.727%	4/15/37	1,900	2,107
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	100	113
13	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	1,525	1,874
	Kentucky Asset/Liability Commission General
	Fund Revenue	3.165%	4/1/18	86	87
	Los Angeles CA Community College District GO	6.600%	8/1/42	7,550	11,534
	Los Angeles CA Community College District GO	6.750%	8/1/49	4,250	6,767
	Los Angeles CA Department of Airports
	International Airport Revenue	6.582%	5/15/39	450	627
	Los Angeles CA Department of Water
	& Power Revenue	5.716%	7/1/39	850	1,125
	Los Angeles CA Department of Water
	& Power Revenue	6.008%	7/1/39	2,400	3,209

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water
	& Power Revenue	6.166%	7/1/40	600	692
	Los Angeles CA Department of Water
	& Power Revenue	6.574%	7/1/45	6,555	9,887
	Los Angeles CA Department of Water
	& Power Revenue	6.603%	7/1/50	500	777
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,800	2,326
	Los Angeles CA Unified School District GO	5.750%	7/1/34	6,590	8,725
	Los Angeles CA Unified School District GO	6.758%	7/1/34	1,050	1,513
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue	5.735%	6/1/39	5,500	7,275
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	1,700	2,404
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	850	1,309
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	800	1,085
	Massachusetts GO	4.200%	12/1/21	6,070	6,796
	Massachusetts GO	5.456%	12/1/39	5,250	7,126
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,700	3,554
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	649
	Massachusetts Water Pollution Abatement
	Trust Revenue	5.192%	8/1/40	2,415	2,995
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism
	Tax Revenue	6.731%	7/1/43	1,500	2,079
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	1,000	1,283
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,175	6,456
	Metropolitan Water District of Southern California
	Revenue	6.947%	7/1/40	650	779
	Mississippi GO	5.245%	11/1/34	1,350	1,708
	Missouri Highways & Transportation Commission
	Road Revenue	5.445%	5/1/33	600	766
14	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	9,515	11,766
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	7,080	7,658
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	2,680	3,177
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	6,400	10,018
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	13,526	20,568
	New York City NY GO	6.646%	12/1/31	100	119
	New York City NY GO	6.246%	6/1/35	950	1,094
	New York City NY GO	5.968%	3/1/36	1,390	1,893
	New York City NY GO	5.985%	12/1/36	600	807
	New York City NY GO	5.517%	10/1/37	3,225	4,210
	New York City NY GO	6.271%	12/1/37	5,950	8,401
	New York City NY GO	5.846%	6/1/40	750	1,038
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	500	691
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,489

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,430
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	350	503
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,643
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	2,300	3,123
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	12,590	18,097
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	2,200	3,148
New York City NY Transitional Finance Authority
Future Tax Revenue	5.767%	8/1/36	1,925	2,523
New York City NY Transitional Finance Authority
Future Tax Revenue	5.508%	8/1/37	3,300	4,320
New York City NY Transitional Finance Authority
Future Tax Revenue	5.572%	11/1/38	1,000	1,310
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,510	15,077
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	549
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.548%	11/15/31	300	407
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	975	1,280
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	2,540	3,612
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.668%	11/15/39	5,825	8,393
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	3,745	4,754
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	1,250	1,575
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	400	531
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	750	994
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	3,045
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	650	854
New York University Hospitals Center GO	4.428%	7/1/42	1,350	1,480
New York University Hospitals Center Revenue	5.750%	7/1/43	3,050	4,018
North Texas Tollway Authority System Revenue	6.718%	1/1/49	4,525	6,932
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,575	1,995
Ohio State University General Receipts Revenue	3.798%	12/1/46	3,400	3,703
Ohio State University General Receipts Revenue	4.048%	12/1/56	1,800	2,001
Ohio State University General Receipts Revenue	4.800%	6/1/11	5,456	6,107
Ohio State University General Receipts Revenue	5.590%	12/1/14	3,400	4,186
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,050	1,267
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	650	947

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	2,060	2,816
	Oregon GO	5.762%	6/1/23	850	998
	Oregon GO	5.892%	6/1/27	1,125	1,490
15	Oregon School Boards Association GO	4.759%	6/30/28	11,450	13,411
13	Oregon School Boards Association GO	5.528%	6/30/28	375	463
	Pennsylvania GO	4.650%	2/15/26	2,015	2,244
	Pennsylvania GO	5.350%	5/1/30	3,000	3,350
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	999	1,102
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	2,250	2,956
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	550	743
	Philadelphia PA Industrial Development Authority
	City Service Agreement Revenue	3.964%	4/15/26	1,500	1,548
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	850	1,113
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	4,800	6,310
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	2,950	3,873
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	4,925	6,120
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	3,350	3,675
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	4,465	5,517
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	13,850	15,845
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	1,650	1,996
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	2,755	3,665
	Princeton University New Jersey GO	4.950%	3/1/19	3,400	3,748
	Princeton University New Jersey GO	5.700%	3/1/39	1,650	2,345
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	1,250	1,822
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,712
	Sacramento CA Public Financing Authority Lease
	Revenue	5.637%	4/1/50	4,500	5,417
	Salt River Project Arizona Agricultural Improvement
	& Power District Revenue	4.839%	1/1/41	750	964
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,500	2,118
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	1,175	1,629
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,700	9,355
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,360	1,631
	San Diego County CA Regional Airport Authority
	Revenue	5.594%	7/1/43	2,375	2,706
	San Diego County CA Regional Transportation
	Commission Sales Tax Revenue	5.911%	4/1/48	1,470	2,097
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	3,265	4,712
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.000%	11/1/40	1,600	2,120
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.950%	11/1/50	5,450	8,278

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Santa Clara Valley CA Transportation Authority
	Sales Tax Revenue	5.876%	4/1/32	3,355	4,335
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	775	961
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	6,625	9,438
	Stanford University California GO	4.750%	5/1/19	100	110
	Stanford University California GO	3.460%	5/1/47	1,475	1,611
	Texas GO	5.517%	4/1/39	7,590	10,571
	Texas Transportation Commission Revenue	5.028%	4/1/26	750	917
	Texas Transportation Commission Revenue	5.178%	4/1/30	3,850	4,947
	Texas Transportation Commission Revenue	4.631%	4/1/33	4,000	4,967
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,375	1,729
	Tufts University Massachusetts GO	5.017%	4/15/12	4,700	5,547
	University of California Regents General Revenue	4.601%	5/15/31	12,830	15,056
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	1,675	2,418
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	1,055	1,524
	University of California Revenue	1.796%	7/1/19	6,560	6,708
	University of California Revenue	5.770%	5/15/43	5,790	7,807
	University of California Revenue	5.946%	5/15/45	4,950	6,663
	University of California Revenue	4.858%	5/15/12	5,325	5,937
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	600	774
	University of Southern California GO	5.250%	10/1/11	1,650	2,218
	University of Texas System Revenue Financing
	System Revenue	5.262%	7/1/39	5,214	7,033
	University of Texas System Revenue Financing
	System Revenue	6.276%	8/15/41	525	596
	University of Texas System Revenue Financing
	System Revenue	5.134%	8/15/42	150	195
	University of Texas System Revenue Financing
	System Revenue	4.794%	8/15/46	1,665	2,103
	University of Virginia Revenue	6.200%	9/1/39	1,000	1,488
	Utah GO	4.554%	7/1/24	550	639
	Utah GO	3.539%	7/1/25	4,400	4,905
	Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	3,875	5,377
	Virginia Commonwealth Transportation Board
	Revenue	5.350%	5/15/35	730	909
	Washington GO	5.090%	8/1/33	3,825	4,774
	Washington GO	5.481%	8/1/39	270	364
	Washington GO	5.140%	8/1/40	1,920	2,548
13	Wisconsin GO	5.700%	5/1/26	3,020	3,710
Total Taxable Municipal Bonds (Cost $823,596)					970,465

				Shares
Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
16	Vanguard Market Liquidity Fund
	(Cost $2,502,799)	0.538%		2,502,798,811	2,502,799
Total Investments (101.9%) (Cost $99,304,719)					103,640,591

Total Bond Market II Index Fund

Amount
($000)
Other Assets and Liabilities (-1.9%)
Other Assets
Investment in Vanguard	8,110
Receivables for Investment Securities Sold	1,565,255
Receivables for Accrued Income	622,994
Receivables for Capital Shares Issued	659,345
Total Other Assets	2,855,704
Liabilities
Payables for Investment Securities Purchased	(4,622,643)
Payables for Capital Shares Redeemed	(44,953)
Payables to Vanguard	(38,796)
Other Liabilities	(43,161)
Total Liabilities	(4,749,553)
Net Assets (100%)	101,746,742

Total Bond Market II Index Fund

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	97,365,993
Overdistributed Net Investment Income	(5,420)
Accumulated Net Realized Gains	50,297
Unrealized Appreciation (Depreciation)	4,335,872
Net Assets	101,746,742

Investor Shares—Net Assets
Applicable to 5,507,662,207 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	60,872,423
Net Asset Value Per Share—Investor Shares	$11.05

Institutional Shares—Net Assets
Applicable to 3,698,188,299 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	40,874,319
Net Asset Value Per Share—Institutional Shares	$11.05

• See Note A in Notes to Financial Statements.
1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
June 30, 2016.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $941,182,000, representing 0.9% of net assets.
8 Guaranteed by the Government of Canada.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Guaranteed by the Republic of the Philippines.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Interest[1]	1,171,286
Total Income	1,171,286
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,249
Management and Administrative—Investor Shares	17,790
Management and Administrative—Institutional Shares	2,579
Marketing and Distribution—Investor Shares	6,401
Marketing and Distribution—Institutional Shares	510
Custodian Fees	460
Shareholders’ Reports—Investor Shares	344
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	28
Total Expenses	29,361
Net Investment Income	1,141,925
Realized Net Gain (Loss) on Investment Securities Sold	96,271
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,905,174
Net Increase (Decrease) in Net Assets Resulting from Operations	5,143,370
1 Interest income from an affiliated company of the fund was $5,352,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,141,925	2,126,118
Realized Net Gain (Loss)	96,271	138,439
Change in Unrealized Appreciation (Depreciation)	3,905,174	(1,938,900)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,143,370	325,657
Distributions
Net Investment Income
Investor Shares	(679,576)	(1,258,281)
Institutional Shares	(463,792)	(871,814)
Realized Capital Gain[1]
Investor Shares	(2,101)	(122,170)
Institutional Shares	(1,388)	(80,857)
Total Distributions	(1,146,857)	(2,333,122)
Capital Share Transactions
Investor Shares	3,078,993	2,323,595
Institutional Shares	2,518,736	1,083,733
Net Increase (Decrease) from Capital Share Transactions	5,597,729	3,407,328
Total Increase (Decrease)	9,594,242	1,399,863
Net Assets
Beginning of Period	92,152,500	90,752,637
End of Period[2]	101,746,742	92,152,500

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $3,489,000 and $53,855,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($5,420,000) and ($3,977,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.60	$10.84	$10.49	$10.97	$10.87	$10.50
Investment Operations
Net Investment Income	.128	.248	.242	.221	.253	.315
Net Realized and Unrealized Gain (Loss)
on Investments	. 451	(. 216)	. 375	(. 467)	.168	. 470
Total from Investment Operations	.579	.032	.617	(.246)	.421	.785
Distributions
Dividends from Net Investment Income	(.129)	(. 248)	(. 242)	(. 221)	(. 253)	(. 315)
Distributions from Realized Capital Gains (. 0004)		(. 024)	(. 025)	(. 013)	(. 068)	(.100)
Total Distributions	(.129)	(. 272)	(. 267)	(. 234)	(. 321)	(. 415)
Net Asset Value, End of Period	$11.05	$10.60	$10.84	$10.49	$10.97	$10.87

Total Return[1]	5.49%	0.28%	5.93%	-2.26%	3.91%	7.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60,872	$55,392	$54,268	$47,497	$45,758	$35,626
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.39%	2.30%	2.26%	2.07%	2.29%	2.94%
Portfolio Turnover Rate[2]	93%	116%	108%[3]	111%[3]	102%[3]	134%[3]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Includes 19%, 46%, 56%, 52%, 53%, and 41% attributable to mortgage-dollar-roll activity.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.60	$10.84	$10.49	$10.97	$10.87	$10.50
Investment Operations
Net Investment Income	.132	.256	.248	.228	.261	.322
Net Realized and Unrealized Gain (Loss)
on Investments	. 451	(. 216)	. 375	(. 467)	.168	. 470
Total from Investment Operations	.583	.040	.623	(. 239)	.429	.792
Distributions
Dividends from Net Investment Income	(.133)	(. 256)	(. 248)	(. 228)	(. 261)	(. 322)
Distributions from Realized Capital Gains (. 0004)		(. 024)	(. 025)	(. 013)	(. 068)	(.100)
Total Distributions	(.133)	(. 280)	(. 273)	(. 241)	(. 329)	(. 422)
Net Asset Value, End of Period	$11.05	$10.60	$10.84	$10.49	$10.97	$10.87

Total Return	5.53%	0.35%	5.99%	-2.20%	3.99%	7.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,874	$36,760	$36,485	$25,093	$18,704	$14,403
Ratio of Total Expenses to
Average Net Assets	0.02%	0.02%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.46%	2.37%	2.31%	2.14%	2.36%	3.01%
Portfolio Turnover Rate[1]	93%	116%	108%[2]	111%[2]	102%[2]	134%[2]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized. 1 Includes 19%, 46%, 56%, 52%, 53%, and 41% attributable to mortgage-dollar-roll activity.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2016, counterparties had deposited in segregated accounts securities and cash with a value of $5,898,000 in connection with TBA transactions.

Total Bond Market II Index Fund

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Total Bond Market II Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $8,110,000, representing 0.01% of the fund’s net assets and 3.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	63,788,976	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,807,958	2,550
Corporate Bonds	—	28,328,930	—
Sovereign Bonds	—	5,238,913	—
Taxable Municipal Bonds	—	970,465	—
Temporary Cash Investments	2,502,799	—	—
Total	2,502,799	101,135,242	2,550

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Total Bond Market II Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $45,986,000 during the period from November 1, 2015, through December 31, 2015, which are deferred and will be treated as realized for tax purposes in fiscal 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016.

At June 30, 2016, the cost of investment securities for tax purposes was $99,304,719,000. Net unrealized appreciation of investment securities for tax purposes was $4,335,872,000, consisting of unrealized gains of $4,424,576,000 on securities that had risen in value since their purchase and $88,704,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2016, the fund purchased $7,311,843,000 of investment securities and sold $4,011,598,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $42,647,340,000 and $40,172,828,000, respectively.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	9,372,161	866,701	15,331,328	1,426,512
Issued in Lieu of Cash Distributions	681,678	62,757	1,380,450	127,968
Redeemed	(6,974,846)	(645,483)	(14,388,183)	(1,337,721)
Net Increase (Decrease)—Investor Shares	3,078,993	283,975	2,323,595	216,759
Institutional Shares
Issued	6,370,084	588,731	7,767,416	722,027
Issued in Lieu of Cash Distributions	465,179	42,826	952,670	88,300
Redeemed	(4,316,527)	(399,975)	(7,636,353)	(709,875)
Net Increase (Decrease)—Institutional Shares	2,518,736	231,582	1,083,733	100,452

At June 30, 2016, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 60% of the fund’s net assets.

G. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,054.91	$0.46
Institutional Shares	1,000.00	1,055.28	0.10
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.42	$0.45
Institutional Shares	1,000.00	1,024.76	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2009, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.

Vanguard Total Bond Market II Index Fund is not sponsored, endorsed, issued, sold, or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the Barclays index to track general bond market performance. Barclays has not passed on the legality or suitability of the fund with respect to any person or entity. Barclays’ only relationship to Vanguard and the fund is the licensing of the Barclays index, which is determined, composed, and calculated by Barclays without regard to Vanguard or the fund or any owners or purchasers of the fund. Barclays has no obligation to take the needs of Vanguard, the fund, or the owners of the fund into consideration in determining, composing, or calculating the Barclays index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the fund.

Barclays shall have no liability to third parties for the quality, accuracy, and/or completeness of the index or any data included therein or for interruptions in the delivery of the index. Barclays makes no warranty, express or implied, as to results to be obtained by owners of the fund or any other person or entity from the use of the index or any data included therein in connection with the rights licensed hereunder or for any other use. Barclays reserves the right to change the methods of calculation or publication, or to cease the calculation or publication of the Barclays U.S. Aggregate Float Adjusted Index, and Barclays shall not be liable for any miscalculation of or any incorrect, delayed, or interrupted publication with respect to the index. Barclays makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the index or any data included therein. Barclays shall not be liable for any damages, including, without limitation, any indirect or consequential damages resulting from the use of the index or any data included therein.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6352 082016

Semiannual Report | June 30, 2016

Vanguard Inflation-Protected Securities Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Fund Profile.	10
Performance Summary.	12
Financial Statements.	13
About Your Fund’s Expenses.	26
Trustees Approve Advisory Arrangement.	28
Glossary.	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	-0.19%	0.80%	5.60%	6.40%
Admiral™ Shares	-0.09	0.87	5.54	6.41
Institutional Shares	-0.06	0.88	5.56	6.44
Barclays U.S. Treasury Inflation Protected Securities Index				6.24
Inflation-Protected Bond Funds Average				5.21
Inflation-Protected Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Inflation-Protected Securities Fund
Investor Shares	$12.84	$13.66	$0.002	$0.000
Admiral Shares	25.21	26.82	0.005	0.000
Institutional Shares	10.27	10.93	0.002	0.000

1

Chairman’s Letter

Dear Shareholder,

The Investor Shares of Vanguard Inflation-Protected Securities Fund returned 6.40% for the first six months of 2016. Returns for the fund’s lower-cost share classes were a bit higher: Admiral Shares returned 6.41% and Institutional Shares returned 6.44%.

The fund’s performance was slightly higher than the 6.24% result of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities Index, and surpassed the 5.21% average return of its peer group.

Prices of Treasury Inflation-Protected Securities (TIPS) rose and their yields fell. (Bond prices and yields move in opposite directions.) You’ll note that the yield for the fund’s shares ended in negative territory. I’ll discuss the reasons later in this letter.

Stocks waxed and waned through periods of turbulence

Toward the end of the half year, global stock markets dropped sharply and then rose after the momentous decision by U.K. voters to leave the European Union. The markets already were jittery before the June 23 “Brexit” vote. But volatility spiked afterward, as investors digested the global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed. Worries about Brexit’s effect on trade and global

2

economic growth seemed to diminish as expectations increased that major central banks would respond to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the Brexit referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility. Exceptionally low or negative yields abroad drew foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December.

The Federal Reserve has held its target for short-term interest rates steady since raising it by a quarter of a percentage point in December. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies

Market Barometer
			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

CPI
Consumer Price Index	1.91%	1.01%	1.32%

3

strengthened against the dollar, but returns were solid even without this currency benefit.

TIPS prices rose during the period as Treasury securities gained favor

The Inflation-Protected Securities Fund’s positive performance for the half year was driven in part by the popularity of all U.S. Treasury securities. Their government backing is often valued during volatile periods, which global markets experienced in recent months.

In the first two months of 2016, TIPS’ yields fell noticeably and prices rose as China’s economic slowdown and falling oil and commodity prices worried investors, spurring a flight to safer assets. While economic optimism returned with the arrival of spring, TIPS remained in demand, in part because even lower negative yields spread across nominal government bonds in some overseas markets.

As interest rates, inflation, and inflation expectations have continued to hover at low levels, low or negative yields have persisted in the TIPS market. The 2-year TIPS yield was just below zero at the start of the year and ended the period at –0.90%. The yield of the 5-year TIPS started at 0.53% and fell to –0.32%. Ten-year TIPS began at 0.85% and declined to 0.16%. The 30-year yield dropped from 1.38% to 0.77%.

Although the yield of Vanguard Inflation-Protected Securities Fund started 2016 at 0.47% for Investor Shares, it drifted lower

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Inflation-Protected Securities Fund	0.20%	0.10%	0.07%	0.75%

The fund expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the fund’s annualized expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Inflation-Protected Bond Funds.

4

and turned negative in late March, ending the period at –0.19%. The TIPS market appears willing to accept a negative yield now in the expectation that future inflation will be high enough to result in positive total returns by the time the bonds mature.

Inflation itself remained tame, although it showed signs of edging closer to the Fed’s preferred range of 2%. Energy prices rose noticeably over the period, but are still lower than they were a year ago.

The annual change in the Consumer Price Index, which stood at 0.7% in December 2015, rose a bit, ending June 30 at 1.0%. The more stable 12-month core CPI, which excludes food and energy items, hardly moved over the past six months: It was at 2.3% for the year ended June 30, 2016.

Inflation expectations can be measured by the break-even inflation (BEI) rate, which is derived by comparing the yield of a nominal Treasury bond with the yield of its inflation-protected counterpart. Based on this metric, expectations for inflation within the next five years rose a bit. Even though yields fell for both short-term nominal Treasuries and TIPS, yields for short-term TIPS dropped more, widening the gap between the two groups. As a result, the 2-year BEI rose from 1.08% at the end of 2015 to 1.48% at the end of June. The 5-year BEI rose from 1.26% to 1.42%.

However, over the longer term, inflation expectations declined as disinflationary trends continued to influence investors’ long-range views. The 10-year break-even inflation rate declined from 1.45% on December 31 to 1.31% on June 30. The 30-year rate drifted lower, from 1.65% to 1.52%.

The fund’s advisor offers a more detailed discussion of the investment environment during the period in the Advisor’s Report that follows this letter.

The impact of low rates on the fund

In response to the current low-interest-rate environment, the fund did not issue a dividend for the first quarter to minimize the risk of overdistributing income for the full year, a potential recordkeeping headache for shareholders. A dividend distribution was made in June. Although it’s not known whether the fund will receive enough income to make a distribution for the third quarter, the fund will distribute whatever income it has kept in reserve in December.

5

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2016

6

Advisor’s Report

For the six months ended June 30, 2016, Investor Shares of Vanguard Inflation-Protected Securities Fund returned 6.40%. The fund’s result was slightly greater than the 6.24% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities Index, and more than a percentage point greater than the average 5.21% return of peer-group funds.

The investment environment

As in other recent years, the arrival of winter seemed to slow the U.S. economy. Gross domestic product rose only 0.8% (annualized) for the first quarter, before increasing an estimated 1.2% in the second quarter. Year-over-year growth remained modest, with real GDP up 1.2% from the second quarter of 2015. Residential investment and consumer spending were relatively healthy, but a stronger dollar led to rising imports, which reduces net GDP. Falling nonresidential investment and slower inventory accumulation also suppressed GDP growth.

Once again, spring appeared to bring “green shoots” in the form of a modest economic bounce. U.S. employment data continued to show a strengthening labor market and modest wage growth. Housing sales continued to rise, and energy and commodity prices rebounded enough to calm fears of an impending global recession and disinflation.

Inflation measures rose, although the price gains were still generally below the Federal Reserve’s targeted range of about 2%. The annual change in the Consumer Price Index,

Yields of U.S. Treasury Inflation-Protected Securities
(Real Yields)
	December 31,	March 31,	June 30,
Maturity	2015	2016	2016
2 years	–0.01%	–0.70%	–0.90%
3 years	0.19	–0.49	–0.67
5 Years	0.53	–0.15	–0.32
7 Years	0.73	0.10	–0.07
10 Years	0.85	0.32	0.16
20 Years	1.11	0.70	0.48
30 Years	1.38	1.00	0.77
Source: Vanguard.

7

which stood at 0.7% in December 2015, rose to 1.0%. The more stable core CPI, which excludes food and energy items, hardly moved over the past six months, ending the period at 2.3%.

The Fed looks closely at another measure, the core personal consumption expenditures index, to help set rate policy. That metric was up 1.6% for the 12 months ended May 31, the latest figure available. The slow progress toward the Fed’s 2.0% target is one reason for its more cautious approach toward rate hikes. The failure of GDP to exceed recent levels and continued global geopolitical uncertainty also caused the Fed to elongate its forecast pace of rate hikes. The bond market’s futures prices likewise lowered the odds of expected rate hikes.

Management of the portfolio

The U.S. Treasury uses the non-seasonally adjusted CPI for Urban Consumers (CPI-U NSA) to govern the inflation adjustments made for TIPS. This measure rose six straight months for the first time in two years, with the final four months in the 0.3% to 0.5% range. The 12-month change in the CPI-U NSA ended the period at 1%, a meager rate for sure, but when volatile food and energy prices were excluded, the measure registered 2.3%, signaling that the broader underlying inflation trends are more favorable for the next 12 months.

In the TIPS market, the real yield curve sank across the board as yields fell along with the nominal Treasury market and in many other international bond markets. Several major central banks increased monetary accommodation, even adopting negative interest rates as disinflation pressures in those economies failed to abate. Growth was simply not robust enough to spur demand or inflation. TIPS’ yields fell more noticeably in the first quarter, but continued the downward drift in the second. Real yields fell to a greater degree at the short end of the curve. The 2-year TIPS fell from –0.01% to –0.90%, a move of –0.89 percentage point. The move downward was a bit less (–0.69 percentage point) for the 10-year TIPS, which dropped from 0.85% to 0.16%.

Based on our views on the direction of the economy and interest rates, we bought additional longer-term TIPS, which proved to benefit the fund’s performance given the increase in long-dated TIPS’ prices. Corresponding to the upward pressure on TIPS prices, the fund’s yield sank from 0.47% to –0.19% for Investor Shares. We withheld a distribution in March to avoid overdistributing income for the full year, a potential accounting headache for our shareholders. Fortunately, income generated from our portfolio’s holdings remained sufficient for us to issue an income distribution in June.

Inflation expectations as measured by the break-even inflation (BEI) rate—the difference between nominal Treasury and TIPS yields—rose on the short end of the maturity curve but fell on the long end, signaling concern over the pace of future long-term inflation. For example, the 2-year BEI rose from 1.08% at the end of 2015 to 1.48%, in part a function of nominal Treasury rates that fell more sharply than TIPS’ rates. The 10-year BEI fell from 1.45% to 1.31%, and the

8

30-year BEI stood at 1.52% on June 30, a remarkably low reading. We attribute these BEI movements to historically low inflation expectations among both U.S. consumers and investors. This is a development typically associated with a normal interest rate-hiking cycle, which we and the Fed find somewhat perplexing given the Fed’s now-elongated rate-hike expectations.

Outlook

While the U.K. decision to leave the European Union has yet to play out, our expectations are for the U.K. economy to suffer a recession and for euro zone GDP to fall in the medium term. We do not expect U.S. GDP to be crimped significantly—perhaps just 0.25 percentage point over the next several quarters.

The U.S. economy looks to remain on relatively solid footing with the labor market achieving the Fed’s full employment target. Employment gains have slowed from last year, but we continue to monitor future wage gains for potential increased demand and inflation. To date, however, lower mortgage rates and low inflation should continue to bolster home buying, mortgage refinancing, and consumer spending. These trends should help the economy to grow at a 2% rate for the rest of the year.

U.S. monetary policy remains cautious. No matter when the Fed next raises short-term rates, we continue to believe it will find it a challenge to raise rates above 1% over the next several years.

Other central banks also are unlikely to raise rates, given their own growth imbalances. In fact, the central banks in the United Kingdom, Europe, and China all appear to lean toward more monetary accommodation for the remainder of 2016. Consequently, a material rise in government bond yields across the curve appears unlikely as the U.S. market’s yields remain very attractive to international investors and the Fed will remain accommodative.

In formulating our inflation outlook, we remain positive on the underlying trends when excluding the highly volatile commodity prices from most measures. Oil market imbalances have depressed energy prices during the past two years but appear to be moving toward balance; they should provide a modest uplift to our headline measure in the coming year. Many economists forecast headline inflation of 2.0%–2.5% in 2017—a level that would be a relief to the Fed. Moreover, the effects of the dollar rally of the past few years will roll off and, if it simply remains range-bound, can boost core inflation measures significantly, according to Fed models. We also need to assess the probability of new federal fiscal stimulus in 2017 after a new administration and Congress take office, helping to ease the central bank’s burden of being the sole provider of support to the U.S. economy. All these factors help us remain mildly upbeat on the inflation trend through the end of 2017, but we remain cognizant that the global backdrop remains a risk to the U.S. inflation outlook.

Gemma Wright-Casparius, Principal Vanguard Fixed Income Group July 29, 2016

9

Inflation-Protected Securities Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics

	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VIPSX	VAIPX	VIPIX
Expense Ratio[1]	0.20%	0.10%	0.07%
30-Day SEC Yield[2]	-0.19%	-0.09%	-0.06%

Financial Attributes

		Barclays
		Inflation	Barclays
		Protected	Aggregate
		Securities	Bond
	Fund	Index	Index
Number of Bonds	40	37	9,796
Yield to Maturity
(before expenses)	1.5%	1.5%	1.9%
Average Coupon	0.9%	0.9%	3.1%
Average Duration	8.4 years	8.2 years	5.5 years
Average Effective
Maturity	8.8 years	8.7 years	7.7 years
Short-Term
Reserves	0.2%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency			99.7%
Other			0.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	Inflation	Barclays
	Protected	Aggregate
	Securities	Bond
	Index	Index
R-Squared	0.99	0.75
Beta	1.03	1.45

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.3%
1 - 3 Years	14.3
3 - 5 Years	17.4
5 - 10 Years	44.9
10 - 20 Years	12.3
20 - 30 Years	10.8

Distribution by Credit Quality (% of portfolio)

U.S. Government	99.7%
Aaa	0.3

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares.

2 Yields of inflation-protected securities tend to be lower than those of nominal bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

10

Inflation-Protected Securities Fund

11

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016
						Barclays
						Inflation
						Protected
						Securities
				Investor Shares		Index
Fiscal Year		Income Returns	Capital Returns	Total Returns		Total Returns
2006		3.40%	-2.97	0.43%		0.41%
2007		5.90	5.69	11.59		11.63
2008		4.62	-7.47	-2.85		-2.35
2009		1.86	8.94	10.80		11.41
2010		2.58	3.59	6.17		6.31
2011		4.56	8.68	13.24		13.56
2012		2.62	4.16	6.78		6.98
2013		1.47	-10.39	-8.92		-8.61
2014		2.17	1.66	3.83		3.64
2015		0.74	-2.57	-1.83		-1.44
2016		0.80	5.60	6.40		6.24
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	6/29/2000	4.51%	2.55%	2.78%	1.74%	4.52%
Admiral Shares	6/10/2005	4.62	2.65	2.89	1.74	4.63
Institutional Shares	12/12/2003	4.73	2.70	2.92	1.74	4.66

See Financial Highlights for dividend and capital gains information.

12

Inflation-Protected Securities Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	341,415	404,666
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/18	1,149,721	1,207,667
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	325,295	378,465
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	280,697	335,438
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/19	1,168,580	1,218,211
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	342,276	415,002
	United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	395,584	467,299
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	1,142,200	1,193,780
	United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	641,210	756,232
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	730,499	854,784
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	581,278	601,382
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	796,801	890,529
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	882,671	951,453
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	919,019	978,282
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	931,330	978,808
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	929,236	988,804
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	931,256	1,000,440
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	928,771	945,956
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	929,300	953,555
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	486,651	737,874
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,249,408	1,298,382
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	903,206	958,213
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	374,727	531,768
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	309,647	450,894
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	320,866	428,638
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	209,575	429,285
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	317,170	448,223
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	256,242	537,499
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	106,029	209,447
1	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	174,056	252,222
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	225,258	325,055
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	412,145	437,835
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	304,755	309,170

13

Inflation-Protected Securities Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	495,735	589,001
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	523,900	535,471
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	257,302	280,726
Total U.S. Government and Agency Obligations (Cost $22,809,028)				24,280,456

			Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund (Cost $48,490)	0.538%		48,490,483	48,490
Total Investments (99.8%) (Cost $22,857,518)				24,328,946

		Expiration Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		7/22/16	735	(1,206)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $134.00		7/22/16	90	(27)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		8/26/16	365	(718)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.00		7/22/16	735	(23)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.00		8/26/16	365	(46)
Total Liability for Options Written (Premiums Received $1,511)				(2,020)

				Amount
				($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard				1,946
Receivables for Accrued Income				77,651
Receivables for Capital Shares Issued				22,404
Other Assets				705
Total Other Assets				102,706
Liabilities
Payables for Capital Shares Redeemed				(25,005)
Payables to Vanguard				(28,036)
Other Liabilities				(634)
Total Liabilities				(53,675)
Net Assets (100%)				24,375,957

14

Inflation-Protected Securities Fund

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	22,745,085
Undistributed Net Investment Income	171,207
Accumulated Net Realized Gains	4,774
Unrealized Appreciation (Depreciation)
Investment Securities	1,471,428
Futures Contracts	(16,028)
Options on Futures Contracts	(509)
Net Assets	24,375,957

Investor Shares—Net Assets
Applicable to 341,969,427 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,670,354
Net Asset Value Per Share—Investor Shares	$13.66

Admiral Shares—Net Assets
Applicable to 430,504,642 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,545,381
Net Asset Value Per Share—Admiral Shares	$26.82

Institutional Shares—Net Assets
Applicable to 746,894,743 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,160,222
Net Asset Value Per Share—Institutional Shares	$10.93

• See Note A in Notes to Financial Statements.
1 Securities with a value of $8,738,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Interest[1]	214,940
Total Income	214,940
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,228
Management and Administrative—Investor Shares	3,888
Management and Administrative—Admiral Shares	4,258
Management and Administrative—Institutional Shares	2,061
Marketing and Distribution—Investor Shares	454
Marketing and Distribution—Admiral Shares	519
Marketing and Distribution—Institutional Shares	98
Custodian Fees	61
Shareholders’ Reports—Investor Shares	91
Shareholders’ Reports—Admiral Shares	59
Shareholders’ Reports—Institutional Shares	56
Trustees’ Fees and Expenses	8
Total Expenses	12,781
Net Investment Income	202,159
Realized Net Gain (Loss)
Investment Securities Sold	34,536
Futures Contracts	(13,167)
Options on Futures Contracts	473
Realized Net Gain (Loss)	21,842
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,245,599
Futures Contracts	(15,732)
Options on Futures Contracts	(608)
Change in Unrealized Appreciation (Depreciation)	1,229,259
Net Increase (Decrease) in Net Assets Resulting from Operations	1,453,260
1 Interest income from an affiliated company of the fund was $292,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	202,159	199,122
Realized Net Gain (Loss)	21,842	42,806
Change in Unrealized Appreciation (Depreciation)	1,229,259	(649,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,453,260	(407,217)
Distributions
Net Investment Income
Investor Shares	(755)	(36,231)
Admiral Shares	(2,204)	(91,547)
Institutional Shares	(1,264)	(67,708)
Realized Capital Gain
Investor Shares	—	(579)
Admiral Shares	—	(1,124)
Institutional Shares	—	(933)
Total Distributions	(4,223)	(198,122)
Capital Share Transactions
Investor Shares	(365,728)	(734,224)
Admiral Shares	334,944	29,952
Institutional Shares	207,534	(772,077)
Net Increase (Decrease) from Capital Share Transactions	176,750	(1,476,349)
Total Increase (Decrease)	1,625,787	(2,081,688)
Net Assets
Beginning of Period	22,750,170	24,831,858
End of Period[1]	24,375,957	22,750,170

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $171,207,000 and ($27,370,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.84	$13.18	$12.98	$14.53	$14.11	$13.00
Investment Operations
Net Investment Income	.108	.098	.224	.210	.367	.568
Net Realized and Unrealized Gain (Loss)
on Investments	.714	(.339)	.273	(1.499)	.586	1.127
Total from Investment Operations	.822	(.241)	.497	(1.289)	.953	1.695
Distributions
Dividends from Net Investment Income	(. 002)	(. 098)	(. 281)	(. 216)	(. 366)	(. 567)
Distributions from Realized Capital Gains	—	(. 001)	(. 016)	(. 045)	(.167)	(. 018)
Total Distributions	(. 002)	(. 099)	(. 297)	(. 261)	(. 533)	(. 585)
Net Asset Value, End of Period	$13.66	$12.84	$13.18	$12.98	$14.53	$14.11

Total Return[1]	6.40%	-1.83%	3.83%	-8.92%	6.78%	13.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,670	$4,746	$5,604	$6,577	$16,075	$15,220
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.64%	0.72%	2.01%	1.33%	2.55%	4.21%
Portfolio Turnover Rate	30%[2]	43%	39%	44%[2]	33%	28%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$25.21	$25.87	$25.47	$28.54	$27.71	$25.54
Investment Operations
Net Investment Income	. 225	. 221	. 468	. 449.750		1.140
Net Realized and Unrealized Gain (Loss)
on Investments	1.390	(.658)	.544	(2.965)	1.155	2.202
Total from Investment Operations	1.615	(.437)	1.012	(2.516)	1.905	3.342
Distributions
Dividends from Net Investment Income	(. 005)	(. 220)	(. 581)	(. 465)	(.747)	(1.137)
Distributions from Realized Capital Gains —		(. 003)	(. 031)	(. 089)	(. 328)	(. 035)
Total Distributions	(. 005)	(. 223)	(. 612)	(. 554)	(1.075)	(1.172)
Net Asset Value, End of Period	$26.82	$25.21	$25.87	$25.47	$28.54	$27.71

Total Return	6.41%	-1.69%	3.97%	-8.86%	6.90%	13.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,545	$10,533	$10,778	$11,005	$16,011	$13,533
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.74%	0.82%	2.11%	1.43%	2.65%	4.30%
Portfolio Turnover Rate	30%[1]	43%	39%	44%[1]	33%	28%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.27	$10.54	$10.37	$11.62	$11.29	$10.40
Investment Operations
Net Investment Income	. 094	. 093.193		.187	. 310	. 468
Net Realized and Unrealized Gain (Loss)
on Investments	.568	(.269)	.229	(1.208)	.463	.903
Total from Investment Operations	.662	(.176)	.422	(1.021)	.773	1.371
Distributions
Dividends from Net Investment Income	(. 002)	(. 093)	(. 239)	(.193)	(. 309)	(. 467)
Distributions from Realized Capital Gains	—	(. 001)	(. 013)	(. 036)	(.134)	(. 014)
Total Distributions	(. 002)	(. 094)	(. 252)	(. 229)	(. 443)	(. 481)
Net Asset Value, End of Period	$10.93	$10.27	$10.54	$10.37	$11.62	$11.29

Total Return	6.44%	-1.67%	4.07%	-8.83%	6.87%	13.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,160	$7,471	$8,449	$8,919	$12,491	$10,367
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.77%	0.85%	2.14%	1.46%	2.68%	4.34%
Portfolio Turnover Rate	30%[1]	43%	39%	44%[1]	33%	28%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts each represented 3% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

21

Inflation-Protected Securities Fund

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended June 30, 2016, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board

22

Inflation-Protected Securities Fund

of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $1,946,000, representing 0.01% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	24,280,456	—
Temporary Cash Investments	48,490	—	—
Liability for Options Written	(2,020)	—	—
Futures Contracts—Assets[1]	583	—	—
Futures Contracts—Liabilities[1]	(634)	—	—
Total	46,419	24,280,456	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Ultra 10-Year U.S. Treasury Note	September 2016	(3,240)	(471,977)	(15,858)
10-Year U.S. Treasury Note	September 2016	1,079	143,490	(238)
5-Year U.S. Treasury Note	September 2016	(762)	(93,089)	(291)
Ultra Long U.S. Treasury Bond	September 2016	320	59,640	359
				(16,028)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

23

Inflation-Protected Securities Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s U.S. Treasury inflation-indexed securities experienced deflation and amortization adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. During the six months ended June 30, 2016, the fund realized gains of $641,000 that were included in ordinary income for tax purposes as a result of deferred deflation and amortization adjustments; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income. Deferred inflation and amortization adjustments to securities held at June 30, 2016, totaling $48,000 are reflected as a reduction of the amount of tax-basis unrealized appreciation of investment securities.

During the six months ended June 30, 2016, the fund realized $3,896,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $11,344,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $22,857,566,000. Net unrealized appreciation of investment securities for tax purposes was $1,471,380,000, consisting of unrealized gains of $1,517,023,000 on securities that had risen in value since their purchase and $45,643,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $3,926,166,000 of investment securities and sold $3,577,933,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $43,756,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

24

Inflation-Protected Securities Fund

The following table summarizes the fund’s options written during the six months ended June 30, 2016.

				Premiums
		Number of		Received
Options Written			Contracts	($000)
Balance at December 31, 2015			2,963	937
Options Written			19,357	7,813
Options Expired			(3,190)	(1,126)
Options Closed			(16,840)	(6,113)
Options Exercised			—	—
Balance at June 30, 2016			2,290	1,511

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	332,529	25,073	681,832	51,628
Issued in Lieu of Cash Distributions	703	52	34,201	2,658
Redeemed	(698,960)	(52,709)	(1,450,257)	(110,005)
Net Increase (Decrease)—Investor Shares	(365,728)	(27,584)	(734,224)	(55,719)
Admiral Shares
Issued	1,568,548	60,104	2,317,552	89,557
Issued in Lieu of Cash Distributions	1,935	73	82,177	3,253
Redeemed	(1,235,539)	(47,490)	(2,369,777)	(91,684)
Net Increase (Decrease)—Admiral Shares	334,944	12,687	29,952	1,126
Institutional Shares
Issued	1,092,310	102,694	1,989,694	188,047
Issued in Lieu of Cash Distributions	1,220	113	66,430	6,460
Redeemed	(885,996)	(83,507)	(2,828,201)	(268,857)
Net Increase (Decrease) —Institutional Shares	207,534	19,300	(772,077)	(74,350)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,064.04	$1.03
Admiral Shares	1,000.00	1,064.07	0.51
Institutional Shares	1,000.00	1,064.43	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

27

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

28

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the fund’s bonds will fluctuate in response to a change in “real” interest rates—meaning rates without inflation expectations built in. Real interest rates are reflected in market yields for inflation-adjusted securities. To see how the fund’s bond values could change, multiply the average duration by the change in real rates. For example, if the average duration were five years, then the value of the fund’s bonds would decline by about 5% if real interest rates rose by 1 percentage point. Conversely, if real rates fell by a percentage point, the value of the bonds would rise about 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

29

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. This term generally refers to the rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates. For the Inflation-Protected Securities Fund, the calculation is modified by adding in the inflation adjustment made over the past 12 months. This change results in a figure more directly comparable to the yield-to-maturity figures for other types of bond funds. (An unmodified yield to maturity is used in calculating the fund’s 30-Day SEC Yield.)

30

Vanguard Inflation-Protected Securities Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Inflation-Protected Securities Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Inflation-Protected Securities Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of Vanguard Inflation-Protected Securities Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Inflation-Protected Securities Fund is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or Vanguard Inflation-Protected Securities Fund or any owners or purchasers of Vanguard Inflation-Protected Securities Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Inflation-Protected Securities Fund or the owners of Vanguard Inflation-Protected Securities Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Inflation-Protected Securities Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of Vanguard Inflation-Protected Securities Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD INFLATION-PROTECTED SECURITIES FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BARCLAYS U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX, AND BARCLAYS SHALL NOT BE LIABLE

FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BARCLAYS U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2016 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2016, Barclays. All rights reserved.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1192 082016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (64.4%)
U.S. Government Securities (59.6%)
United States Treasury Note/Bond	4.500%	5/15/17	68,310	70,669
United States Treasury Note/Bond	2.750%	5/31/17	4,644	4,738
United States Treasury Note/Bond	0.875%	6/15/17	295,100	296,159
United States Treasury Note/Bond	0.625%	6/30/17	52,553	52,610
United States Treasury Note/Bond	0.750%	6/30/17	308,210	308,931
United States Treasury Note/Bond	2.500%	6/30/17	50,000	50,969
United States Treasury Note/Bond	0.875%	7/15/17	120,815	121,268
United States Treasury Note/Bond	0.500%	7/31/17	314,520	314,422
United States Treasury Note/Bond	0.625%	7/31/17	74,853	74,935
United States Treasury Note/Bond	2.375%	7/31/17	86,596	88,301
United States Treasury Note/Bond	0.875%	8/15/17	298,815	299,936
United States Treasury Note/Bond	4.750%	8/15/17	68,295	71,497
United States Treasury Note/Bond	0.625%	8/31/17	314,972	315,315
United States Treasury Note/Bond	1.875%	8/31/17	67,155	68,183
United States Treasury Note/Bond	1.000%	9/15/17	321,935	323,645
United States Treasury Note/Bond	0.625%	9/30/17	565,125	565,741
United States Treasury Note/Bond	1.875%	9/30/17	69,825	70,971
United States Treasury Note/Bond	0.875%	10/15/17	311,355	312,619
United States Treasury Note/Bond	0.750%	10/31/17	64,454	64,615
United States Treasury Note/Bond	1.875%	10/31/17	249,746	254,077
United States Treasury Note/Bond	0.875%	11/15/17	252,417	253,482
United States Treasury Note/Bond	0.625%	11/30/17	279,970	280,188
United States Treasury Note/Bond	0.875%	11/30/17	227,328	228,287
United States Treasury Note/Bond	2.250%	11/30/17	12,620	12,918
United States Treasury Note/Bond	1.000%	12/15/17	172,111	173,187
United States Treasury Note/Bond	0.750%	12/31/17	189,250	189,753
United States Treasury Note/Bond	1.000%	12/31/17	8,839	8,896
United States Treasury Note/Bond	2.750%	12/31/17	140,990	145,528
United States Treasury Note/Bond	0.875%	1/15/18	36,850	37,017
United States Treasury Note/Bond	0.750%	1/31/18	80,000	80,225
United States Treasury Note/Bond	0.875%	1/31/18	179,320	180,161
United States Treasury Note/Bond	2.625%	1/31/18	86,529	89,301
United States Treasury Note/Bond	1.000%	2/15/18	3,542	3,566
United States Treasury Note/Bond	3.500%	2/15/18	80,105	83,872
United States Treasury Note/Bond	0.750%	2/28/18	169,855	170,332
United States Treasury Note/Bond	2.750%	2/28/18	56,165	58,184
United States Treasury Note/Bond	1.000%	3/15/18	292,509	294,521
United States Treasury Note/Bond	0.750%	3/31/18	100,380	100,662
United States Treasury Note/Bond	0.875%	3/31/18	230	231
United States Treasury Note/Bond	2.875%	3/31/18	68,794	71,513
United States Treasury Note/Bond	0.750%	4/15/18	183,405	183,920
United States Treasury Note/Bond	0.625%	4/30/18	192,675	192,825
United States Treasury Note/Bond	0.750%	4/30/18	1,760	1,765
United States Treasury Note/Bond	1.000%	5/15/18	254,995	256,948
United States Treasury Note/Bond	9.125%	5/15/18	900	1,044
United States Treasury Note/Bond	0.875%	5/31/18	122,528	123,217
United States Treasury Note/Bond	1.000%	5/31/18	419,115	422,388
United States Treasury Note/Bond	2.375%	5/31/18	21,269	21,990
United States Treasury Note/Bond	1.125%	6/15/18	145,724	147,205
United States Treasury Note/Bond	0.625%	6/30/18	85,000	85,053
United States Treasury Note/Bond	1.375%	6/30/18	270,390	274,530
United States Treasury Note/Bond	2.375%	6/30/18	55,466	57,416
United States Treasury Note/Bond	0.875%	7/15/18	331,960	333,776
United States Treasury Note/Bond	1.375%	7/31/18	242,360	246,146
United States Treasury Note/Bond	1.000%	8/15/18	548,419	552,872
United States Treasury Note/Bond	1.500%	8/31/18	308,780	314,665
United States Treasury Note/Bond	1.000%	9/15/18	312,335	314,871
United States Treasury Note/Bond	1.375%	9/30/18	376,790	383,090
United States Treasury Note/Bond	0.875%	10/15/18	249,430	250,794
United States Treasury Note/Bond	1.250%	10/31/18	185,900	188,514
United States Treasury Note/Bond	1.250%	11/15/18	23,436	23,769

1

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.750%	11/15/18	5,932	6,368
United States Treasury Note/Bond	1.250%	11/30/18	749,264	760,038
United States Treasury Note/Bond	1.375%	11/30/18	13,360	13,592
United States Treasury Note/Bond	1.250%	12/15/18	43,036	43,661
United States Treasury Note/Bond	1.500%	12/31/18	164,859	168,258
United States Treasury Note/Bond	1.125%	1/15/19	431,800	436,727
United States Treasury Note/Bond	1.250%	1/31/19	2,020	2,050
United States Treasury Note/Bond	1.500%	1/31/19	347,060	354,327
United States Treasury Note/Bond	0.750%	2/15/19	277,354	277,917
United States Treasury Note/Bond	2.750%	2/15/19	15,115	15,932
United States Treasury Note/Bond	1.375%	2/28/19	9,070	9,236
United States Treasury Note/Bond	1.500%	2/28/19	402,200	410,871
United States Treasury Note/Bond	1.000%	3/15/19	109,715	110,657
United States Treasury Note/Bond	1.500%	3/31/19	3,885	3,973
United States Treasury Note/Bond	1.625%	3/31/19	268,390	275,183
United States Treasury Note/Bond	0.875%	4/15/19	291,295	292,705
United States Treasury Note/Bond	1.250%	4/30/19	16	16
United States Treasury Note/Bond	1.625%	4/30/19	321,394	329,680
United States Treasury Note/Bond	0.875%	5/15/19	344,055	345,720
United States Treasury Note/Bond	3.125%	5/15/19	1,140	1,219
United States Treasury Note/Bond	1.125%	5/31/19	800	810
United States Treasury Note/Bond	1.500%	5/31/19	358,765	366,895
United States Treasury Note/Bond	0.875%	6/15/19	199,325	200,322
United States Treasury Note/Bond	1.000%	6/30/19	11,185	11,281
United States Treasury Note/Bond	1.625%	6/30/19	465,386	477,896
United States Treasury Note/Bond	0.875%	7/31/19	52,544	52,757
United States Treasury Note/Bond	1.625%	7/31/19	294,605	302,568
United States Treasury Note/Bond	1.000%	8/31/19	2,660	2,681
United States Treasury Note/Bond	1.625%	8/31/19	461,569	474,119
United States Treasury Note/Bond	1.750%	9/30/19	368,231	379,738
United States Treasury Note/Bond	1.500%	10/31/19	189,151	193,585
United States Treasury Note/Bond	1.500%	11/30/19	729,865	746,973
United States Treasury Note/Bond	1.125%	12/31/19	8,000	8,088
United States Treasury Note/Bond	1.625%	12/31/19	182,799	187,855
United States Treasury Note/Bond	1.250%	1/31/20	433,842	440,215
United States Treasury Note/Bond	1.375%	1/31/20	3,000	3,058
United States Treasury Note/Bond	3.625%	2/15/20	65,000	71,540
United States Treasury Note/Bond	1.375%	2/29/20	536,907	547,140
United States Treasury Note/Bond	1.125%	3/31/20	15,000	15,155
United States Treasury Note/Bond	1.375%	3/31/20	494,988	504,422
United States Treasury Note/Bond	1.375%	4/30/20	312,770	318,731
United States Treasury Note/Bond	1.500%	5/31/20	418,712	428,527
United States Treasury Note/Bond	1.625%	6/30/20	250,465	257,626
United States Treasury Note/Bond	1.625%	7/31/20	543,474	558,930
United States Treasury Note/Bond	1.375%	8/31/20	648,220	660,173
United States Treasury Note/Bond	2.125%	8/31/20	27,598	28,952
United States Treasury Note/Bond	1.375%	9/30/20	369,933	376,755
United States Treasury Note/Bond	2.000%	9/30/20	9,633	10,064
United States Treasury Note/Bond	1.375%	10/31/20	530,380	540,075
United States Treasury Note/Bond	1.750%	10/31/20	129,040	133,395
United States Treasury Note/Bond	1.625%	11/30/20	656,725	676,020
United States Treasury Note/Bond	2.000%	11/30/20	4,000	4,180
United States Treasury Note/Bond	1.750%	12/31/20	220,419	228,030
United States Treasury Note/Bond	2.375%	12/31/20	4,000	4,247
United States Treasury Note/Bond	1.375%	1/31/21	277,010	281,944
United States Treasury Note/Bond	2.125%	1/31/21	6,000	6,309
United States Treasury Note/Bond	1.125%	2/28/21	433,910	437,030
United States Treasury Note/Bond	2.000%	2/28/21	74,000	77,423
United States Treasury Note/Bond	1.250%	3/31/21	709,875	718,308
United States Treasury Note/Bond	1.375%	4/30/21	224,955	228,892
United States Treasury Note/Bond	1.375%	5/31/21	587,145	597,784
United States Treasury Note/Bond	1.125%	6/30/21	790,661	794,986
				26,781,832

2

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Agency Bonds and Notes (4.8%)
1	AID-Jordan	1.945%	6/23/19	5,600	5,798
1	AID-Jordan	2.503%	10/30/20	7,250	7,708
1	AID-Ukraine	1.844%	5/16/19	3,400	3,500
1	AID-Ukraine	1.847%	5/29/20	6,000	6,151
2	Federal Farm Credit Banks	1.125%	9/22/17	6,000	6,037
2	Federal Farm Credit Banks	1.000%	9/25/17	4,150	4,170
2	Federal Farm Credit Banks	1.125%	12/18/17	15,000	15,105
2	Federal Farm Credit Banks	1.110%	2/20/18	4,150	4,181
2	Federal Farm Credit Banks	0.750%	4/18/18	10,000	10,012
2	Federal Farm Credit Banks	1.100%	6/1/18	2,000	2,015
2	Federal Farm Credit Banks	5.150%	11/15/19	7,621	8,691
2	Federal Home Loan Banks	0.860%	8/1/17	9,500	9,528
2	Federal Home Loan Banks	0.625%	10/26/17	53,500	53,501
2	Federal Home Loan Banks	1.125%	12/8/17	12,500	12,586
2	Federal Home Loan Banks	1.000%	12/19/17	40,000	40,208
2	Federal Home Loan Banks	1.375%	3/9/18	20,000	20,235
2	Federal Home Loan Banks	0.875%	3/19/18	34,710	34,829
2	Federal Home Loan Banks	1.125%	4/25/18	65,185	65,704
2	Federal Home Loan Banks	2.750%	6/8/18	15,675	16,294
2	Federal Home Loan Banks	0.875%	6/29/18	65,000	65,233
2	Federal Home Loan Banks	5.375%	8/15/18	14,025	15,406
2	Federal Home Loan Banks	5.375%	5/15/19	11,920	13,460
2	Federal Home Loan Banks	1.125%	6/21/19	26,000	26,230
2	Federal Home Loan Banks	5.125%	8/15/19	7,350	8,315
2	Federal Home Loan Banks	1.250%	12/13/19	8,875	8,976
2	Federal Home Loan Banks	1.875%	3/13/20	16,525	17,065
2	Federal Home Loan Banks	4.125%	3/13/20	40,670	45,316
2	Federal Home Loan Banks	3.375%	6/12/20	7,025	7,665
2	Federal Home Loan Banks	5.250%	12/11/20	3,400	4,008
2	Federal Home Loan Banks	1.375%	2/18/21	17,600	17,808
2	Federal Home Loan Banks	5.625%	6/11/21	13,465	16,330
3	Federal Home Loan Mortgage Corp.	0.750%	7/14/17	15,000	15,026
3	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	53,953	54,194
3	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	51,130	53,980
3	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	33,700	33,861
3	Federal Home Loan Mortgage Corp.	1.000%	12/15/17	45,800	46,036
3	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	94,790	94,944
3	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	77,175	77,435
3	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	8,450	8,460
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	11,500	12,430
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	23,680	25,566
3	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	20,000	20,177
3	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	27,305	28,056
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	120,560	121,933
3	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	42,530	43,138
3	Federal National Mortgage Assn.	0.875%	8/28/17	48,325	48,476
3	Federal National Mortgage Assn.	1.000%	9/27/17	18,410	18,498
3	Federal National Mortgage Assn.	0.875%	10/26/17	59,200	59,388
3	Federal National Mortgage Assn.	0.875%	12/20/17	58,750	58,949
3	Federal National Mortgage Assn.	0.875%	2/8/18	58,475	58,690
3	Federal National Mortgage Assn.	0.875%	3/28/18	20,000	20,066
3	Federal National Mortgage Assn.	0.875%	5/21/18	46,360	46,526
3	Federal National Mortgage Assn.	1.125%	7/20/18	25,000	25,219
3	Federal National Mortgage Assn.	1.875%	9/18/18	25,215	25,851
3	Federal National Mortgage Assn.	1.125%	10/19/18	18,500	18,665
3	Federal National Mortgage Assn.	1.625%	11/27/18	64,005	65,348
3	Federal National Mortgage Assn.	1.125%	12/14/18	25,345	25,561
3	Federal National Mortgage Assn.	1.375%	1/28/19	40,400	41,008
3	Federal National Mortgage Assn.	1.875%	2/19/19	9,000	9,253
3	Federal National Mortgage Assn.	1.000%	2/26/19	20,500	20,605
3	Federal National Mortgage Assn.	1.750%	6/20/19	45,000	46,220
3	Federal National Mortgage Assn.	1.750%	9/12/19	35,000	35,965
3	Federal National Mortgage Assn.	0.000%	10/9/19	47,300	45,449

3

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	1.750%	11/26/19	18,000	18,503
3	Federal National Mortgage Assn.	1.625%	1/21/20	22,500	23,043
3	Federal National Mortgage Assn.	1.500%	6/22/20	45,735	46,599
3	Federal National Mortgage Assn.	1.500%	11/30/20	40,000	40,683
3	Federal National Mortgage Assn.	1.875%	12/28/20	28,650	29,605
3	Federal National Mortgage Assn.	1.375%	2/26/21	21,000	21,230
2	Financing Corp.	9.800%	4/6/18	1,440	1,668
2	Financing Corp.	10.350%	8/3/18	3,755	4,499
2	Financing Corp.	9.650%	11/2/18	12,540	15,095
2	Financing Corp.	8.600%	9/26/19	1,810	2,247
	Private Export Funding Corp.	2.250%	12/15/17	9,225	9,427
	Private Export Funding Corp.	1.875%	7/15/18	4,000	4,082
	Private Export Funding Corp.	4.375%	3/15/19	10,650	11,634
	Private Export Funding Corp.	1.450%	8/15/19	1,000	1,017
	Private Export Funding Corp.	2.300%	9/15/20	1,650	1,724
2	Tennessee Valley Authority	5.500%	7/18/17	6,200	6,514
2	Tennessee Valley Authority	6.250%	12/15/17	2,630	2,840
2	Tennessee Valley Authority	4.500%	4/1/18	8,300	8,833
2	Tennessee Valley Authority	1.750%	10/15/18	3,040	3,107
2	Tennessee Valley Authority	3.875%	2/15/21	6,100	6,819

					2,136,207

Total U.S. Government and Agency Obligations (Cost $28,534,040)					28,918,039

Corporate Bonds (27.5%)
Finance (11.4%)
	Banking (9.2%)
	American Express Bank FSB	6.000%	9/13/17	4,800	5,062
	American Express Centurion Bank	6.000%	9/13/17	2,250	2,375
	American Express Co.	5.500%	9/12/16	2,785	2,809
	American Express Co.	6.150%	8/28/17	18,959	20,038
	American Express Co.	7.000%	3/19/18	7,521	8,194
	American Express Co.	1.550%	5/22/18	5,675	5,705
	American Express Co.	8.125%	5/20/19	500	587
	American Express Credit Corp.	1.125%	6/5/17	18,239	18,233
	American Express Credit Corp.	1.550%	9/22/17	1,209	1,214
	American Express Credit Corp.	2.125%	7/27/18	9,075	9,230
	American Express Credit Corp.	1.800%	7/31/18	4,535	4,577
	American Express Credit Corp.	1.875%	11/5/18	5,300	5,360
	American Express Credit Corp.	2.125%	3/18/19	6,650	6,782
	American Express Credit Corp.	2.250%	8/15/19	500	511
	American Express Credit Corp.	2.375%	5/26/20	14,200	14,529
	American Express Credit Corp.	2.600%	9/14/20	5,500	5,678
	American Express Credit Corp.	2.250%	5/5/21	12,000	12,200
	Associates Corp. of North America	6.950%	11/1/18	500	555
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	9,300	9,385
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	5,000	5,019
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	10,300	10,444
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	4,650	4,747
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	6,375	6,617
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	4,250	4,317
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	9,000	9,170
	Bancolombia SA	5.950%	6/3/21	5,850	6,391
	Bank of America Corp.	5.700%	5/2/17	10,000	10,353
	Bank of America Corp.	1.700%	8/25/17	7,600	7,629
	Bank of America Corp.	6.400%	8/28/17	7,350	7,756
	Bank of America Corp.	6.000%	9/1/17	10,364	10,892
	Bank of America Corp.	5.750%	12/1/17	17,725	18,762
	Bank of America Corp.	2.000%	1/11/18	14,971	15,074
	Bank of America Corp.	6.875%	4/25/18	39,669	43,298
	Bank of America Corp.	5.650%	5/1/18	23,125	24,759
	Bank of America Corp.	6.875%	11/15/18	5,125	5,719
	Bank of America Corp.	2.600%	1/15/19	30,975	31,620
	Bank of America Corp.	5.490%	3/15/19	1,075	1,162

4

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	2.650%	4/1/19	12,075	12,382
Bank of America Corp.	7.625%	6/1/19	32,925	38,047
Bank of America Corp.	2.250%	4/21/20	14,300	14,354
Bank of America Corp.	5.625%	7/1/20	20,175	22,719
Bank of America Corp.	2.625%	10/19/20	20,300	20,637
Bank of America Corp.	5.875%	1/5/21	9,600	10,998
Bank of America Corp.	2.625%	4/19/21	15,750	15,962
Bank of America Corp.	5.000%	5/13/21	12,300	13,717
Bank of America NA	1.650%	3/26/18	3,125	3,137
Bank of America NA	1.750%	6/5/18	15,100	15,205
Bank of America NA	2.050%	12/7/18	20,000	20,285
Bank of Montreal	1.300%	7/14/17	4,535	4,542
Bank of Montreal	1.400%	9/11/17	1,443	1,451
Bank of Montreal	1.450%	4/9/18	9,880	9,922
Bank of Montreal	1.400%	4/10/18	5,493	5,521
Bank of Montreal	1.800%	7/31/18	14,750	14,938
Bank of Montreal	2.375%	1/25/19	5,633	5,783
Bank of New York Mellon Corp.	1.969%	6/20/17	2,000	2,017
Bank of New York Mellon Corp.	1.300%	1/25/18	2,229	2,239
Bank of New York Mellon Corp.	1.350%	3/6/18	12,340	12,407
Bank of New York Mellon Corp.	2.200%	3/4/19	6,625	6,792
Bank of New York Mellon Corp.	2.200%	5/15/19	10,200	10,432
Bank of New York Mellon Corp.	5.450%	5/15/19	2,677	2,996
Bank of New York Mellon Corp.	2.300%	9/11/19	9,250	9,469
Bank of New York Mellon Corp.	4.600%	1/15/20	3,600	3,972
Bank of New York Mellon Corp.	2.150%	2/24/20	5,200	5,316
Bank of New York Mellon Corp.	2.600%	8/17/20	8,000	8,299
Bank of New York Mellon Corp.	2.450%	11/27/20	7,360	7,565
Bank of New York Mellon Corp.	2.050%	5/3/21	8,000	8,131
Bank of Nova Scotia	1.300%	7/21/17	4,806	4,817
Bank of Nova Scotia	1.375%	12/18/17	6,522	6,546
Bank of Nova Scotia	1.450%	4/25/18	6,470	6,493
Bank of Nova Scotia	1.700%	6/11/18	4,600	4,646
Bank of Nova Scotia	2.050%	10/30/18	13,277	13,490
Bank of Nova Scotia	1.950%	1/15/19	6,700	6,795
Bank of Nova Scotia	2.050%	6/5/19	8,575	8,720
Bank of Nova Scotia	2.350%	10/21/20	12,500	12,755
Bank of Nova Scotia	4.375%	1/13/21	3,050	3,395
Bank of Nova Scotia	2.450%	3/22/21	8,500	8,740
Barclays Bank plc	2.500%	2/20/19	5,910	5,924
Barclays Bank plc	6.750%	5/22/19	4,450	5,024
Barclays Bank plc	5.140%	10/14/20	200	212
Barclays plc	2.000%	3/16/18	6,300	6,276
Barclays plc	2.750%	11/8/19	12,425	12,337
Barclays plc	2.875%	6/8/20	5,550	5,500
Barclays plc	3.250%	1/12/21	15,000	14,936
BB&T Corp.	4.900%	6/30/17	2,000	2,069
BB&T Corp.	1.600%	8/15/17	1,326	1,335
BB&T Corp.	1.450%	1/12/18	7,225	7,254
BB&T Corp.	2.050%	6/19/18	6,860	6,972
BB&T Corp.	2.250%	2/1/19	5,596	5,732
BB&T Corp.	6.850%	4/30/19	6,800	7,809
BB&T Corp.	2.450%	1/15/20	11,068	11,414
BB&T Corp.	2.050%	5/10/21	8,325	8,426
Bear Stearns Cos. LLC	6.400%	10/2/17	15,127	16,074
Bear Stearns Cos. LLC	7.250%	2/1/18	25,250	27,510
Bear Stearns Cos. LLC	4.650%	7/2/18	4,639	4,911
BNP Paribas SA	2.375%	9/14/17	17,600	17,855
BNP Paribas SA	2.700%	8/20/18	10,850	11,115
BNP Paribas SA	2.400%	12/12/18	9,105	9,290
BNP Paribas SA	2.450%	3/17/19	4,575	4,671
BNP Paribas SA	2.375%	5/21/20	7,287	7,404
BNP Paribas SA	5.000%	1/15/21	17,460	19,609
BPCE SA	1.613%	7/25/17	2,075	2,071

5

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BPCE SA	2.500%	12/10/18	12,950	13,213
	BPCE SA	2.500%	7/15/19	8,225	8,405
	BPCE SA	2.250%	1/27/20	6,200	6,304
	BPCE SA	2.650%	2/3/21	5,150	5,286
	Branch Banking & Trust Co.	1.350%	10/1/17	2,875	2,882
	Branch Banking & Trust Co.	2.300%	10/15/18	4,750	4,868
	Branch Banking & Trust Co.	1.450%	5/10/19	6,675	6,689
	Branch Banking & Trust Co.	2.850%	4/1/21	1,675	1,761
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	8,025	8,069
	Capital One Bank USA NA	1.300%	6/5/17	400	400
	Capital One Bank USA NA	2.150%	11/21/18	1,200	1,211
	Capital One Bank USA NA	2.250%	2/13/19	20,400	20,688
	Capital One Bank USA NA	2.300%	6/5/19	1,150	1,165
	Capital One Bank USA NA	8.800%	7/15/19	1,925	2,256
	Capital One Financial Corp.	6.750%	9/15/17	3,787	4,014
	Capital One Financial Corp.	2.450%	4/24/19	100	102
	Capital One NA	1.500%	9/5/17	3,350	3,350
	Capital One NA	1.650%	2/5/18	13,300	13,344
	Capital One NA	1.500%	3/22/18	2,550	2,543
	Capital One NA	2.350%	8/17/18	9,000	9,127
	Capital One NA	2.400%	9/5/19	3,300	3,354
4,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	450	529
	Citigroup Inc.	1.550%	8/14/17	5,532	5,548
	Citigroup Inc.	6.000%	8/15/17	3,157	3,318
	Citigroup Inc.	6.125%	11/21/17	9,161	9,743
	Citigroup Inc.	1.850%	11/24/17	3,963	3,986
	Citigroup Inc.	1.800%	2/5/18	11,446	11,485
	Citigroup Inc.	1.700%	4/27/18	32,725	32,766
	Citigroup Inc.	1.750%	5/1/18	12,699	12,749
	Citigroup Inc.	6.125%	5/15/18	4,337	4,683
	Citigroup Inc.	2.150%	7/30/18	5,450	5,511
	Citigroup Inc.	2.500%	9/26/18	17,246	17,576
	Citigroup Inc.	2.050%	12/7/18	13,000	13,095
	Citigroup Inc.	2.550%	4/8/19	8,601	8,780
	Citigroup Inc.	2.050%	6/7/19	10,000	10,058
	Citigroup Inc.	2.500%	7/29/19	14,942	15,219
	Citigroup Inc.	2.400%	2/18/20	20,700	20,896
	Citigroup Inc.	5.375%	8/9/20	1,325	1,498
	Citigroup Inc.	2.650%	10/26/20	8,729	8,873
	Citigroup Inc.	2.700%	3/30/21	15,000	15,263
	Citizens Bank NA	1.600%	12/4/17	3,375	3,347
	Citizens Bank NA	2.300%	12/3/18	4,975	5,036
	Citizens Bank NA	2.450%	12/4/19	3,465	3,511
	Citizens Bank NA	2.550%	5/13/21	8,000	8,078
	City National Corp.	5.250%	9/15/20	100	113
	Comerica Bank	5.200%	8/22/17	2,900	3,018
	Comerica Inc.	2.125%	5/23/19	3,000	3,040
	Commonwealth Bank of Australia	1.400%	9/8/17	4,900	4,921
	Commonwealth Bank of Australia	1.900%	9/18/17	9,055	9,142
	Commonwealth Bank of Australia	1.625%	3/12/18	13,600	13,697
	Commonwealth Bank of Australia	2.500%	9/20/18	6,235	6,381
	Commonwealth Bank of Australia	1.750%	11/2/18	6,400	6,445
	Commonwealth Bank of Australia	2.250%	3/13/19	8,125	8,303
	Commonwealth Bank of Australia	2.050%	3/15/19	5,075	5,141
	Commonwealth Bank of Australia	2.300%	9/6/19	10,500	10,669
	Commonwealth Bank of Australia	2.400%	11/2/20	17,375	17,725
	Commonwealth Bank of Australia	2.550%	3/15/21	5,900	6,092
	Compass Bank	1.850%	9/29/17	3,700	3,688
	Compass Bank	2.750%	9/29/19	2,175	2,152
	Cooperatieve Rabobank UA	1.700%	3/19/18	26,300	26,533
	Cooperatieve Rabobank UA	2.250%	1/14/19	10,550	10,757
	Cooperatieve Rabobank UA	2.250%	1/14/20	8,500	8,626
	Cooperatieve Rabobank UA	2.500%	1/19/21	22,000	22,549
	Credit Suisse AG	1.375%	5/26/17	18,625	18,632

6

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Credit Suisse AG	1.750%	1/29/18	2,650	2,652
	Credit Suisse AG	6.000%	2/15/18	12,205	12,954
	Credit Suisse AG	1.700%	4/27/18	15,975	15,995
	Credit Suisse AG	2.300%	5/28/19	18,850	19,102
	Credit Suisse AG	5.300%	8/13/19	3,300	3,637
	Credit Suisse AG	5.400%	1/14/20	9,092	9,859
	Credit Suisse AG	4.375%	8/5/20	4,754	5,158
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	17,500	17,309
5	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	10,000	9,997
5	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	13,620	13,822
	Deutsche Bank AG	6.000%	9/1/17	21,131	22,068
	Deutsche Bank AG	1.875%	2/13/18	13,200	13,144
	Deutsche Bank AG	2.500%	2/13/19	4,250	4,260
	Deutsche Bank AG	2.850%	5/10/19	8,000	8,008
	Deutsche Bank AG	2.950%	8/20/20	3,000	3,000
	Deutsche Bank AG	3.125%	1/13/21	9,725	9,633
	Deutsche Bank AG	3.375%	5/12/21	10,000	10,050
	Discover Bank	2.000%	2/21/18	15,338	15,389
	Discover Bank	2.600%	11/13/18	4,000	4,063
	Discover Bank	7.000%	4/15/20	2,485	2,827
	Discover Bank	3.100%	6/4/20	4,000	4,091
	Fifth Third Bancorp	5.450%	1/15/17	200	204
	Fifth Third Bancorp	4.500%	6/1/18	4,175	4,394
	Fifth Third Bancorp	2.300%	3/1/19	3,000	3,057
	Fifth Third Bancorp	2.875%	7/27/20	5,650	5,888
	Fifth Third Bank	1.450%	2/28/18	2,951	2,966
	Fifth Third Bank	2.150%	8/20/18	9,500	9,647
	Fifth Third Bank	2.375%	4/25/19	3,725	3,819
	Fifth Third Bank	2.300%	3/15/19	5,000	5,105
	Fifth Third Bank	2.250%	6/14/21	5,000	5,078
	First Horizon National Corp.	3.500%	12/15/20	1,875	1,891
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,451
	First Republic Bank	2.375%	6/17/19	4,708	4,763
	Goldman Sachs Group Inc.	5.950%	1/18/18	32,700	34,924
	Goldman Sachs Group Inc.	2.375%	1/22/18	15,035	15,240
	Goldman Sachs Group Inc.	6.150%	4/1/18	31,982	34,463
	Goldman Sachs Group Inc.	2.900%	7/19/18	18,360	18,840
	Goldman Sachs Group Inc.	2.625%	1/31/19	23,625	24,150
	Goldman Sachs Group Inc.	7.500%	2/15/19	18,913	21,614
	Goldman Sachs Group Inc.	2.550%	10/23/19	19,002	19,423
	Goldman Sachs Group Inc.	5.375%	3/15/20	17,078	18,999
	Goldman Sachs Group Inc.	2.600%	4/23/20	16,925	17,216
	Goldman Sachs Group Inc.	6.000%	6/15/20	6,995	7,974
	Goldman Sachs Group Inc.	2.750%	9/15/20	13,627	13,905
	Goldman Sachs Group Inc.	2.875%	2/25/21	8,000	8,192
	Goldman Sachs Group Inc.	2.625%	4/25/21	18,002	18,253
	HSBC Bank USA NA	6.000%	8/9/17	1,050	1,098
	HSBC Bank USA NA	4.875%	8/24/20	1,100	1,190
	HSBC Holdings plc	3.400%	3/8/21	41,762	43,013
	HSBC Holdings plc	5.100%	4/5/21	2,909	3,203
	HSBC Holdings plc	2.950%	5/25/21	20,000	20,234
	HSBC USA Inc.	1.500%	11/13/17	1,150	1,147
	HSBC USA Inc.	1.625%	1/16/18	23,620	23,558
	HSBC USA Inc.	1.700%	3/5/18	7,750	7,755
	HSBC USA Inc.	2.000%	8/7/18	7,275	7,288
	HSBC USA Inc.	2.625%	9/24/18	4,750	4,823
	HSBC USA Inc.	2.250%	6/23/19	4,200	4,224
	HSBC USA Inc.	2.375%	11/13/19	17,650	17,810
	HSBC USA Inc.	2.350%	3/5/20	3,400	3,399
	HSBC USA Inc.	2.750%	8/7/20	9,450	9,568
	HSBC USA Inc.	5.000%	9/27/20	7,961	8,553
	Huntington Bancshares Inc.	2.600%	8/2/18	3,225	3,288
	Huntington Bancshares Inc.	7.000%	12/15/20	900	1,050
	Huntington Bancshares Inc.	3.150%	3/14/21	5,000	5,191

7

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Huntington National Bank	1.375%	4/24/17	3,350	3,355
	Huntington National Bank	2.000%	6/30/18	5,000	5,056
	Huntington National Bank	2.200%	11/6/18	6,300	6,378
	Huntington National Bank	2.200%	4/1/19	3,775	3,823
	Huntington National Bank	2.400%	4/1/20	4,275	4,340
	Huntington National Bank	2.875%	8/20/20	4,200	4,318
	Intesa Sanpaolo SPA	3.875%	1/16/18	5,825	5,978
	Intesa Sanpaolo SPA	3.875%	1/15/19	10,175	10,476
	Itau Corpbanca	3.125%	1/15/18	5,000	5,088
5	Itau Corpbanca	3.875%	9/22/19	400	419
	JPMorgan Chase & Co.	2.000%	8/15/17	12,146	12,259
	JPMorgan Chase & Co.	6.000%	1/15/18	26,709	28,569
	JPMorgan Chase & Co.	1.800%	1/25/18	2,257	2,272
	JPMorgan Chase & Co.	1.700%	3/1/18	13,800	13,879
	JPMorgan Chase & Co.	1.625%	5/15/18	14,245	14,306
	JPMorgan Chase & Co.	2.350%	1/28/19	6,125	6,270
	JPMorgan Chase & Co.	1.850%	3/22/19	2,730	2,759
	JPMorgan Chase & Co.	6.300%	4/23/19	24,000	26,986
	JPMorgan Chase & Co.	2.200%	10/22/19	12,200	12,385
	JPMorgan Chase & Co.	2.250%	1/23/20	35,717	36,173
	JPMorgan Chase & Co.	2.750%	6/23/20	32,540	33,420
	JPMorgan Chase & Co.	4.400%	7/22/20	14,540	15,844
	JPMorgan Chase & Co.	4.250%	10/15/20	10,200	11,098
	JPMorgan Chase & Co.	2.550%	10/29/20	28,900	29,474
	JPMorgan Chase & Co.	2.550%	3/1/21	16,000	16,277
	JPMorgan Chase & Co.	4.625%	5/10/21	8,319	9,243
	JPMorgan Chase & Co.	2.400%	6/7/21	10,000	10,132
	JPMorgan Chase Bank NA	6.000%	7/5/17	3,200	3,342
	JPMorgan Chase Bank NA	6.000%	10/1/17	18,162	19,196
	KeyBank NA	1.650%	2/1/18	13,650	13,718
	KeyBank NA	1.700%	6/1/18	3,425	3,441
	KeyBank NA	2.350%	3/8/19	5,295	5,409
	KeyBank NA	2.500%	12/15/19	2,000	2,051
	KeyBank NA	2.250%	3/16/20	500	507
	KeyCorp	2.300%	12/13/18	3,000	3,050
	KeyCorp	2.900%	9/15/20	10,000	10,333
	KeyCorp	5.100%	3/24/21	6,358	7,141
	Lloyds Bank plc	4.200%	3/28/17	2,245	2,294
	Lloyds Bank plc	1.750%	3/16/18	7,850	7,829
	Lloyds Bank plc	1.750%	5/14/18	3,750	3,740
	Lloyds Bank plc	2.000%	8/17/18	1,050	1,049
	Lloyds Bank plc	2.300%	11/27/18	7,075	7,114
	Lloyds Bank plc	2.350%	9/5/19	9,500	9,565
	Lloyds Bank plc	2.400%	3/17/20	5,885	5,924
	Lloyds Bank plc	2.700%	8/17/20	10,046	10,245
	Lloyds Bank plc	6.375%	1/21/21	2,925	3,428
	Manufacturers & Traders Trust Co.	1.400%	7/25/17	1,625	1,629
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	3,550	3,795
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	250	251
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	20,500	20,951
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	11,010	11,241
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	1,450	1,471
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	26,000	26,960
	Morgan Stanley	6.250%	8/28/17	6,125	6,458
	Morgan Stanley	5.950%	12/28/17	13,950	14,837
	Morgan Stanley	1.875%	1/5/18	19,150	19,262
	Morgan Stanley	6.625%	4/1/18	26,509	28,723
	Morgan Stanley	2.125%	4/25/18	20,670	20,848
	Morgan Stanley	2.200%	12/7/18	4,000	4,049
	Morgan Stanley	2.500%	1/24/19	16,180	16,488
	Morgan Stanley	2.450%	2/1/19	7,000	7,131
	Morgan Stanley	7.300%	5/13/19	18,530	21,271
	Morgan Stanley	2.375%	7/23/19	19,041	19,356
	Morgan Stanley	5.625%	9/23/19	11,625	12,886

8

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	5.500%	1/26/20	8,507	9,494
Morgan Stanley	2.650%	1/27/20	32,179	32,709
Morgan Stanley	2.800%	6/16/20	21,200	21,705
Morgan Stanley	5.500%	7/24/20	10,500	11,868
Morgan Stanley	5.750%	1/25/21	14,875	16,980
Morgan Stanley	2.500%	4/21/21	14,900	15,023
MUFG Americas Holdings Corp.	1.625%	2/9/18	1,788	1,791
MUFG Americas Holdings Corp.	2.250%	2/10/20	725	733
MUFG Union Bank NA	2.625%	9/26/18	23,950	24,479
MUFG Union Bank NA	2.250%	5/6/19	5,950	6,043
National Australia Bank Ltd.	2.300%	7/25/18	5,225	5,319
National Australia Bank Ltd.	2.000%	1/14/19	8,350	8,473
National Australia Bank Ltd.	2.625%	7/23/20	6,550	6,770
National Australia Bank Ltd.	2.625%	1/14/21	7,885	8,176
National Bank of Canada	1.450%	11/7/17	3,350	3,361
National Bank of Canada	2.100%	12/14/18	5,750	5,828
National City Corp.	6.875%	5/15/19	3,825	4,326
Northern Trust Co.	6.500%	8/15/18	775	855
Northern Trust Corp.	3.450%	11/4/20	300	322
PNC Bank NA	4.875%	9/21/17	4,870	5,062
PNC Bank NA	6.000%	12/7/17	6,125	6,511
PNC Bank NA	1.500%	2/23/18	8,300	8,354
PNC Bank NA	6.875%	4/1/18	1,500	1,637
PNC Bank NA	1.600%	6/1/18	4,500	4,541
PNC Bank NA	1.850%	7/20/18	4,100	4,144
PNC Bank NA	1.800%	11/5/18	5,300	5,359
PNC Bank NA	2.200%	1/28/19	9,125	9,309
PNC Bank NA	1.950%	3/4/19	6,850	6,953
PNC Bank NA	2.250%	7/2/19	10,675	10,904
PNC Bank NA	2.400%	10/18/19	13,744	14,150
PNC Bank NA	2.300%	6/1/20	10,430	10,687
PNC Bank NA	2.600%	7/21/20	5,320	5,507
PNC Bank NA	2.450%	11/5/20	3,178	3,279
PNC Bank NA	2.150%	4/29/21	14,000	14,279
PNC Funding Corp.	6.700%	6/10/19	3,346	3,843
PNC Funding Corp.	5.125%	2/8/20	9,549	10,681
PNC Funding Corp.	4.375%	8/11/20	400	440
Regions Bank	7.500%	5/15/18	790	870
Regions Bank	2.250%	9/14/18	3,000	3,017
Regions Financial Corp.	2.000%	5/15/18	8,300	8,317
Regions Financial Corp.	3.200%	2/8/21	2,500	2,575
Royal Bank of Canada	1.000%	4/27/17	8,000	7,999
Royal Bank of Canada	1.400%	10/13/17	4,825	4,844
Royal Bank of Canada	1.500%	1/16/18	6,425	6,453
Royal Bank of Canada	2.200%	7/27/18	10,576	10,790
Royal Bank of Canada	1.800%	7/30/18	13,950	14,108
Royal Bank of Canada	2.000%	12/10/18	6,815	6,933
Royal Bank of Canada	2.150%	3/15/19	9,566	9,779
Royal Bank of Canada	1.625%	4/15/19	5,000	5,045
Royal Bank of Canada	2.150%	3/6/20	1,750	1,790
Royal Bank of Canada	2.350%	10/30/20	9,600	9,874
Royal Bank of Canada	2.500%	1/19/21	9,000	9,328
Santander Bank NA	2.000%	1/12/18	1,000	999
Santander Bank NA	8.750%	5/30/18	2,825	3,146
Santander Holdings USA Inc.	3.450%	8/27/18	7,947	8,104
Santander Holdings USA Inc.	2.700%	5/24/19	8,425	8,457
Santander Holdings USA Inc.	2.650%	4/17/20	2,820	2,794
Santander UK Group Holdings plc	2.875%	10/16/20	12,910	12,865
Santander UK Group Holdings plc	3.125%	1/8/21	8,000	8,017
Santander UK plc	1.650%	9/29/17	250	250
Santander UK plc	3.050%	8/23/18	8,000	8,187
Santander UK plc	2.000%	8/24/18	8,700	8,710
Santander UK plc	2.500%	3/14/19	12,000	12,123
Santander UK plc	2.350%	9/10/19	16,800	16,880

9

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	13,025	13,469
Societe Generale SA	2.750%	10/12/17	8,125	8,257
Societe Generale SA	2.625%	10/1/18	4,435	4,540
State Street Bank & Trust Co.	5.250%	10/15/18	775	835
State Street Corp.	4.956%	3/15/18	6,626	6,947
State Street Corp.	1.350%	5/15/18	4,675	4,701
State Street Corp.	2.550%	8/18/20	7,500	7,784
State Street Corp.	4.375%	3/7/21	4,250	4,753
State Street Corp.	1.950%	5/19/21	4,125	4,176
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	1,200	1,201
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	4,900	4,900
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	5,800	5,831
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	3,575	3,579
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,425	2,473
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	3,250	3,283
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	10,200	10,419
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	7,900	8,008
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	15,850	16,167
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	7,575	7,753
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,000	3,050
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	10,870	11,324
SunTrust Bank	1.350%	2/15/17	5,290	5,297
SunTrust Bank	7.250%	3/15/18	3,200	3,491
SunTrust Banks Inc.	6.000%	9/11/17	2,365	2,483
SunTrust Banks Inc.	2.350%	11/1/18	1,106	1,123
SunTrust Banks Inc.	2.500%	5/1/19	3,735	3,815
SunTrust Banks Inc.	2.900%	3/3/21	3,050	3,153
Svenska Handelsbanken AB	1.625%	3/21/18	10,095	10,162
Svenska Handelsbanken AB	2.500%	1/25/19	9,375	9,656
Svenska Handelsbanken AB	2.250%	6/17/19	6,050	6,162
Svenska Handelsbanken AB	2.400%	10/1/20	1,550	1,590
Svenska Handelsbanken AB	2.450%	3/30/21	10,800	11,096
Synchrony Financial	1.875%	8/15/17	2,515	2,519
Synchrony Financial	2.600%	1/15/19	5,614	5,667
Synchrony Financial	3.000%	8/15/19	12,750	12,995
Synchrony Financial	2.700%	2/3/20	6,437	6,457
Toronto-Dominion Bank	1.625%	3/13/18	10,500	10,595
Toronto-Dominion Bank	1.400%	4/30/18	17,133	17,218
Toronto-Dominion Bank	1.750%	7/23/18	11,000	11,114
Toronto-Dominion Bank	2.625%	9/10/18	15,000	15,434
Toronto-Dominion Bank	2.125%	7/2/19	6,500	6,716
Toronto-Dominion Bank	2.250%	11/5/19	8,975	9,224
Toronto-Dominion Bank	2.500%	12/14/20	7,300	7,554
Toronto-Dominion Bank	2.125%	4/7/21	12,650	12,875
UBS AG	1.375%	6/1/17	8,600	8,608
UBS AG	1.375%	8/14/17	15,050	15,058
UBS AG	5.875%	12/20/17	1,550	1,649
UBS AG	1.800%	3/26/18	6,550	6,607
UBS AG	5.750%	4/25/18	1,401	1,506
UBS AG	2.375%	8/14/19	19,679	20,137
UBS AG	2.350%	3/26/20	5,000	5,123
UBS AG	4.875%	8/4/20	5,900	6,631
US Bancorp	1.950%	11/15/18	5,225	5,327
US Bancorp	2.200%	4/25/19	12,720	13,047
US Bancorp	2.350%	1/29/21	5,000	5,154
US Bancorp	4.125%	5/24/21	2,764	3,076
US Bank NA	1.350%	1/26/18	7,300	7,344
US Bank NA	1.450%	1/29/18	12,000	12,082
US Bank NA	1.400%	4/26/19	10,000	10,051
US Bank NA	2.125%	10/28/19	11,000	11,252
Wachovia Corp.	5.750%	2/1/18	21,405	22,890
Wells Fargo & Co.	1.400%	9/8/17	14,538	14,590
Wells Fargo & Co.	5.625%	12/11/17	22,119	23,536
Wells Fargo & Co.	1.500%	1/16/18	11,177	11,240

10

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	2.150%	1/15/19	5,460	5,572
	Wells Fargo & Co.	2.125%	4/22/19	14,464	14,789
	Wells Fargo & Co.	2.150%	1/30/20	13,372	13,604
	Wells Fargo & Co.	2.600%	7/22/20	30,200	31,047
	Wells Fargo & Co.	2.550%	12/7/20	18,550	19,022
	Wells Fargo & Co.	3.000%	1/22/21	3,475	3,638
	Wells Fargo & Co.	2.500%	3/4/21	8,300	8,496
	Wells Fargo & Co.	4.600%	4/1/21	17,170	19,180
	Wells Fargo Bank NA	6.000%	11/15/17	2,075	2,207
	Wells Fargo Bank NA	1.650%	1/22/18	6,750	6,807
	Wells Fargo Bank NA	1.750%	5/24/19	17,050	17,250
	Westpac Banking Corp.	2.000%	8/14/17	18,850	19,037
	Westpac Banking Corp.	1.500%	12/1/17	3,675	3,696
	Westpac Banking Corp.	1.600%	1/12/18	6,645	6,686
	Westpac Banking Corp.	1.550%	5/25/18	600	603
	Westpac Banking Corp.	2.250%	7/30/18	700	714
	Westpac Banking Corp.	1.950%	11/23/18	8,000	8,104
	Westpac Banking Corp.	2.250%	1/17/19	11,175	11,342
	Westpac Banking Corp.	1.650%	5/13/19	7,100	7,145
	Westpac Banking Corp.	4.875%	11/19/19	6,865	7,599
	Westpac Banking Corp.	2.300%	5/26/20	21,377	21,823
	Westpac Banking Corp.	2.600%	11/23/20	10,000	10,334
	Westpac Banking Corp.	2.100%	5/13/21	20,000	20,219
	Brokerage (0.3%)
	Ameriprise Financial Inc.	7.300%	6/28/19	1,600	1,857
	Ameriprise Financial Inc.	5.300%	3/15/20	3,775	4,250
	BGC Partners Inc.	5.375%	12/9/19	1,700	1,768
5	BGC Partners Inc.	5.125%	5/27/21	1,675	1,694
	BlackRock Inc.	6.250%	9/15/17	2,760	2,935
	BlackRock Inc.	5.000%	12/10/19	10,175	11,413
	BlackRock Inc.	4.250%	5/24/21	4,175	4,673
	Charles Schwab Corp.	1.500%	3/10/18	2,375	2,397
	Charles Schwab Corp.	2.200%	7/25/18	5,014	5,105
	Charles Schwab Corp.	4.450%	7/22/20	1,350	1,496
	Eaton Vance Corp.	6.500%	10/2/17	257	271
	Franklin Resources Inc.	1.375%	9/15/17	3,825	3,845
	Franklin Resources Inc.	4.625%	5/20/20	700	774
	Intercontinental Exchange Inc.	2.500%	10/15/18	3,500	3,582
	Intercontinental Exchange Inc.	2.750%	12/1/20	4,975	5,209
	Jefferies Group LLC	5.125%	4/13/18	3,800	3,975
	Jefferies Group LLC	8.500%	7/15/19	6,325	7,264
	Jefferies Group LLC	6.875%	4/15/21	4,527	5,141
	Lazard Group LLC	6.850%	6/15/17	572	599
	Lazard Group LLC	4.250%	11/14/20	1,625	1,738
	Legg Mason Inc.	2.700%	7/15/19	3,800	3,880
	Nasdaq Inc.	5.250%	1/16/18	36	38
	Nasdaq Inc.	5.550%	1/15/20	4,650	5,116
	Nomura Holdings Inc.	2.750%	3/19/19	13,300	13,602
	Nomura Holdings Inc.	6.700%	3/4/20	6,560	7,612
	NYSE Euronext	2.000%	10/5/17	9,690	9,788
	Raymond James Financial Inc.	8.600%	8/15/19	3,320	3,936
	Stifel Financial Corp.	3.500%	12/1/20	1,975	2,006
	TD Ameritrade Holding Corp.	5.600%	12/1/19	1,775	1,999
	Finance Companies (0.4%)
	Air Lease Corp.	2.125%	1/15/18	3,625	3,598
	Air Lease Corp.	2.625%	9/4/18	2,390	2,390
	Air Lease Corp.	3.375%	1/15/19	8,530	8,679
	Air Lease Corp.	4.750%	3/1/20	1,300	1,381
	Air Lease Corp.	3.875%	4/1/21	1,925	1,988
	Air Lease Corp.	3.375%	6/1/21	3,750	3,839
	Ares Capital Corp.	4.875%	11/30/18	8,000	8,368
	Ares Capital Corp.	3.875%	1/15/20	2,000	2,071
	FS Investment Corp.	4.000%	7/15/19	3,850	3,878

11

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	FS Investment Corp.	4.250%	1/15/20	775	793
	GATX Corp.	2.375%	7/30/18	1,450	1,456
	GATX Corp.	2.500%	7/30/19	1,470	1,485
	GATX Corp.	2.600%	3/30/20	3,375	3,336
5	GE Capital International Funding Co.	2.342%	11/15/20	91,175	94,221
	HSBC Finance Corp.	6.676%	1/15/21	13,060	14,627
5	International Lease Finance Corp.	7.125%	9/1/18	10,750	11,798
	Prospect Capital Corp.	5.000%	7/15/19	1,900	1,876
	Insurance (1.0%)
	AEGON Funding Co. LLC	5.750%	12/15/20	2,443	2,814
	Aetna Inc.	1.500%	11/15/17	7,025	7,055
	Aetna Inc.	1.700%	6/7/18	8,500	8,561
	Aetna Inc.	2.200%	3/15/19	2,525	2,573
	Aetna Inc.	1.900%	6/7/19	11,500	11,646
	Aetna Inc.	4.125%	6/1/21	3,125	3,401
	Aetna Inc.	2.400%	6/15/21	9,300	9,493
	Aflac Inc.	2.400%	3/16/20	3,675	3,787
	Alleghany Corp.	5.625%	9/15/20	800	896
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	1,475	1,645
4	Allstate Corp.	6.125%	5/15/67	5,150	4,532
	Alterra Finance LLC	6.250%	9/30/20	5,145	5,861
	American Financial Group Inc.	9.875%	6/15/19	2,130	2,573
	American International Group Inc.	5.850%	1/16/18	9,450	10,086
	American International Group Inc.	2.300%	7/16/19	11,500	11,698
	American International Group Inc.	3.375%	8/15/20	1,910	2,006
	American International Group Inc.	6.400%	12/15/20	4,600	5,403
	American International Group Inc.	3.300%	3/1/21	8,175	8,528
	Anthem Inc.	1.875%	1/15/18	5,000	5,028
	Anthem Inc.	7.000%	2/15/19	1,080	1,221
	Anthem Inc.	2.250%	8/15/19	6,275	6,334
	Anthem Inc.	4.350%	8/15/20	7,800	8,485
	Aon Corp.	5.000%	9/30/20	4,025	4,505
	Aon plc	2.800%	3/15/21	2,575	2,651
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,225	1,369
	Assurant Inc.	2.500%	3/15/18	700	708
	AXIS Specialty Finance LLC	5.875%	6/1/20	10,638	11,908
	AXIS Specialty Finance plc	2.650%	4/1/19	4,901	4,968
	Berkshire Hathaway Finance Corp.	1.450%	3/7/18	4,350	4,392
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	10,800	11,687
	Berkshire Hathaway Finance Corp.	2.000%	8/15/18	3,160	3,237
	Berkshire Hathaway Finance Corp.	1.700%	3/15/19	8,150	8,278
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,369	4,867
	Berkshire Hathaway Inc.	1.550%	2/9/18	5,377	5,433
	Berkshire Hathaway Inc.	2.100%	8/14/19	10,638	10,967
	Berkshire Hathaway Inc.	2.200%	3/15/21	6,950	7,168
	Chubb Corp.	5.750%	5/15/18	14,021	15,203
	Chubb INA Holdings Inc.	5.800%	3/15/18	1,750	1,878
	Chubb INA Holdings Inc.	5.900%	6/15/19	2,450	2,755
	Chubb INA Holdings Inc.	2.300%	11/3/20	12,265	12,609
	Cigna Corp.	5.125%	6/15/20	425	471
	Cigna Corp.	4.375%	12/15/20	1,675	1,824
	Cigna Corp.	4.500%	3/15/21	2,425	2,657
	CNA Financial Corp.	7.350%	11/15/19	375	432
	CNA Financial Corp.	5.875%	8/15/20	2,000	2,258
	Coventry Health Care Inc.	5.450%	6/15/21	2,470	2,822
	Hartford Financial Services Group Inc.	6.300%	3/15/18	930	995
	Hartford Financial Services Group Inc.	6.000%	1/15/19	3,475	3,810
	Hartford Financial Services Group Inc.	5.500%	3/30/20	2,429	2,738
	Humana Inc.	7.200%	6/15/18	3,125	3,453
	Humana Inc.	6.300%	8/1/18	500	547
	Humana Inc.	2.625%	10/1/19	1,500	1,539
	Lincoln National Corp.	8.750%	7/1/19	4,025	4,775
	Lincoln National Corp.	6.250%	2/15/20	2,350	2,654

12

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Manulife Financial Corp.	4.900%	9/17/20	3,225	3,573
	Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,100	1,110
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	400	407
	Marsh & McLennan Cos. Inc.	2.350%	9/10/19	5,775	5,890
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	2,400	2,447
	MetLife Inc.	1.756%	12/15/17	3,104	3,132
	MetLife Inc.	1.903%	12/15/17	15,350	15,511
	MetLife Inc.	6.817%	8/15/18	7,216	8,043
	MetLife Inc.	7.717%	2/15/19	1,804	2,084
	MetLife Inc.	4.750%	2/8/21	3,300	3,701
	PartnerRe Finance B LLC	5.500%	6/1/20	3,100	3,458
	Principal Financial Group Inc.	1.850%	11/15/17	1,291	1,296
	Principal Financial Group Inc.	8.875%	5/15/19	1,710	2,019
4	Principal Financial Group Inc.	4.700%	5/15/55	4,000	3,901
	Protective Life Corp.	7.375%	10/15/19	1,650	1,908
	Prudential Financial Inc.	6.000%	12/1/17	887	950
	Prudential Financial Inc.	2.300%	8/15/18	2,200	2,245
	Prudential Financial Inc.	7.375%	6/15/19	4,945	5,738
	Prudential Financial Inc.	2.350%	8/15/19	7,240	7,376
	Prudential Financial Inc.	5.375%	6/21/20	4,450	5,019
	Prudential Financial Inc.	4.500%	11/15/20	1,800	1,986
4	Prudential Financial Inc.	8.875%	6/15/68	2,781	3,059
	Reinsurance Group of America Inc.	6.450%	11/15/19	2,850	3,249
	Reinsurance Group of America Inc.	5.000%	6/1/21	2,520	2,787
4	StanCorp Financial Group Inc.	6.900%	6/1/67	1,000	750
	Torchmark Corp.	9.250%	6/15/19	1,500	1,789
	Travelers Cos. Inc.	5.800%	5/15/18	2,825	3,064
	Travelers Cos. Inc.	5.900%	6/2/19	1,756	1,981
	UnitedHealth Group Inc.	1.450%	7/17/17	7,513	7,549
	UnitedHealth Group Inc.	1.400%	10/15/17	3,388	3,407
	UnitedHealth Group Inc.	1.400%	12/15/17	3,425	3,447
	UnitedHealth Group Inc.	6.000%	2/15/18	7,650	8,249
	UnitedHealth Group Inc.	1.900%	7/16/18	9,007	9,146
	UnitedHealth Group Inc.	1.700%	2/15/19	4,050	4,096
	UnitedHealth Group Inc.	1.625%	3/15/19	4,000	4,037
	UnitedHealth Group Inc.	2.300%	12/15/19	3,125	3,226
	UnitedHealth Group Inc.	2.700%	7/15/20	9,650	10,048
	UnitedHealth Group Inc.	3.875%	10/15/20	2,975	3,248
	UnitedHealth Group Inc.	4.700%	2/15/21	2,700	3,044
	UnitedHealth Group Inc.	2.125%	3/15/21	5,150	5,242
	Unum Group	5.625%	9/15/20	1,150	1,289
	Unum Group	3.000%	5/15/21	2,700	2,767
	Voya Financial Inc.	2.900%	2/15/18	7,055	7,191
	Willis Towers Watson plc	5.750%	3/15/21	3,000	3,362
	WR Berkley Corp.	7.375%	9/15/19	100	116
	XLIT Ltd.	2.300%	12/15/18	1,976	1,998
	Real Estate Investment Trusts (0.5%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	2,598	2,623
	American Campus Communities Operating Partnership
	LP	3.350%	10/1/20	1,600	1,661
	AvalonBay Communities Inc.	3.625%	10/1/20	4,345	4,643
	Boston Properties LP	3.700%	11/15/18	7,450	7,799
	Boston Properties LP	5.875%	10/15/19	1,475	1,670
	Boston Properties LP	5.625%	11/15/20	9,135	10,468
	Boston Properties LP	4.125%	5/15/21	5,784	6,310
	Brandywine Operating Partnership LP	5.700%	5/1/17	5,275	5,448
	Brandywine Operating Partnership LP	4.950%	4/15/18	1,926	2,018
	Corporate Office Properties LP	3.700%	6/15/21	2,000	2,018
	DDR Corp.	7.875%	9/1/20	1,500	1,810
	DDR Corp.	3.500%	1/15/21	3,290	3,394
	Digital Realty Trust LP	3.400%	10/1/20	1,700	1,771
	Digital Realty Trust LP	5.250%	3/15/21	5,775	6,465
	Equity CommonWealth	6.650%	1/15/18	2,860	2,990

13

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ERP Operating LP	5.750%	6/15/17	1,460	1,520
ERP Operating LP	2.375%	7/1/19	4,725	4,835
Federal Realty Investment Trust	2.550%	1/15/21	4,525	4,620
HCP Inc.	6.700%	1/30/18	10,910	11,737
HCP Inc.	2.625%	2/1/20	4,353	4,390
HCP Inc.	5.375%	2/1/21	4,025	4,475
Healthcare Realty Trust Inc.	5.750%	1/15/21	3,000	3,369
Highwoods Realty LP	3.200%	6/15/21	2,000	2,020
Hospitality Properties Trust	6.700%	1/15/18	2,000	2,097
Hospitality Properties Trust	4.250%	2/15/21	2,350	2,461
Kilroy Realty LP	4.800%	7/15/18	5,400	5,676
Kimco Realty Corp.	4.300%	2/1/18	1,250	1,294
Kimco Realty Corp.	3.200%	5/1/21	1,000	1,040
Liberty Property LP	6.625%	10/1/17	318	337
Liberty Property LP	4.750%	10/1/20	1,950	2,132
Mack-Cali Realty LP	2.500%	12/15/17	1,800	1,816
Mack-Cali Realty LP	7.750%	8/15/19	6,250	7,056
National Retail Properties Inc.	6.875%	10/15/17	4,000	4,251
ProLogis LP	2.750%	2/15/19	5,000	5,135
Realty Income Corp.	2.000%	1/31/18	4,400	4,438
Realty Income Corp.	6.750%	8/15/19	3,275	3,750
Realty Income Corp.	5.750%	1/15/21	450	518
Regency Centers LP	4.800%	4/15/21	725	795
Select Income REIT	2.850%	2/1/18	4,650	4,686
Select Income REIT	3.600%	2/1/20	234	240
Senior Housing Properties Trust	3.250%	5/1/19	9,605	9,660
Simon Property Group LP	2.150%	9/15/17	5,435	5,492
Simon Property Group LP	2.200%	2/1/19	4,100	4,194
Simon Property Group LP	5.650%	2/1/20	4,430	5,015
Simon Property Group LP	2.500%	9/1/20	3,700	3,827
Simon Property Group LP	4.375%	3/1/21	5,775	6,424
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,920
Tanger Properties LP	6.125%	6/1/20	2,500	2,855
UDR Inc.	4.250%	6/1/18	850	893
UDR Inc.	3.700%	10/1/20	5,900	6,263
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	8,105	8,151
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	2,740	2,892
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	302	309
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	5,606	6,241
Vornado Realty LP	2.500%	6/30/19	4,000	4,073
Washington Prime Group LP	3.850%	4/1/20	1,525	1,575
Washington REIT	4.950%	10/1/20	1,700	1,838
Welltower Inc.	4.700%	9/15/17	1,550	1,607
Welltower Inc.	2.250%	3/15/18	8,514	8,610
Welltower Inc.	4.125%	4/1/19	1,846	1,955
Welltower Inc.	6.125%	4/15/20	2,802	3,191
Welltower Inc.	4.950%	1/15/21	4,200	4,633
				5,101,821
Industrial (14.6%)
Basic Industry (0.7%)
Agrium Inc.	6.750%	1/15/19	1,750	1,929
Airgas Inc.	1.650%	2/15/18	1,940	1,948
Airgas Inc.	2.375%	2/15/20	1,300	1,325
Airgas Inc.	3.050%	8/1/20	3,500	3,619
Albemarle Corp.	3.000%	12/1/19	1,500	1,524
Albemarle Corp.	4.500%	12/15/20	1,725	1,835
Barrick North America Finance LLC	4.400%	5/30/21	16,154	17,536
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	12,065	12,230
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	8,000	9,063
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,850	3,242
CF Industries Inc.	6.875%	5/1/18	6,487	7,030
CF Industries Inc.	7.125%	5/1/20	2,890	3,334
Dow Chemical Co.	8.550%	5/15/19	15,246	18,145

14

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Eastman Chemical Co.	2.400%	6/1/17	9,551	9,639
Eastman Chemical Co.	2.700%	1/15/20	5,680	5,840
Eastman Chemical Co.	4.500%	1/15/21	2,270	2,477
Ecolab Inc.	1.450%	12/8/17	3,825	3,834
Ecolab Inc.	1.550%	1/12/18	1,500	1,507
Ecolab Inc.	2.000%	1/14/19	2,250	2,280
Ecolab Inc.	2.250%	1/12/20	2,000	2,038
EI du Pont de Nemours & Co.	6.000%	7/15/18	8,425	9,210
EI du Pont de Nemours & Co.	4.625%	1/15/20	1,000	1,099
EI du Pont de Nemours & Co.	3.625%	1/15/21	9,125	9,832
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,300	2,557
Goldcorp Inc.	2.125%	3/15/18	7,626	7,611
Goldcorp Inc.	3.625%	6/9/21	5,600	5,769
International Paper Co.	7.950%	6/15/18	6,100	6,868
International Paper Co.	9.375%	5/15/19	35	42
Lubrizol Corp.	8.875%	2/1/19	575	685
LyondellBasell Industries NV	5.000%	4/15/19	15,175	16,439
Methanex Corp.	3.250%	12/15/19	2,240	2,181
Monsanto Co.	5.125%	4/15/18	925	985
Monsanto Co.	1.850%	11/15/18	825	832
Monsanto Co.	2.125%	7/15/19	16,150	16,374
Newmont Mining Corp.	5.125%	10/1/19	1,925	2,087
Nucor Corp.	5.750%	12/1/17	6,190	6,524
Nucor Corp.	5.850%	6/1/18	2,848	3,068
Plum Creek Timberlands LP	4.700%	3/15/21	4,000	4,377
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,225	1,258
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,150	1,300
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,800	1,980
PPG Industries Inc.	2.300%	11/15/19	10,000	10,161
PPG Industries Inc.	3.600%	11/15/20	6,350	6,700
Praxair Inc.	1.050%	11/7/17	7,160	7,175
Praxair Inc.	1.250%	11/7/18	2,500	2,519
Praxair Inc.	2.250%	9/24/20	100	103
Praxair Inc.	4.050%	3/15/21	1,525	1,693
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	13,193	15,872
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,325	3,617
Rohm & Haas Co.	6.000%	9/15/17	1,000	1,056
RPM International Inc.	6.500%	2/15/18	2,710	2,907
RPM International Inc.	6.125%	10/15/19	325	362
Sherwin-Williams Co.	1.350%	12/15/17	700	702
Southern Copper Corp.	5.375%	4/16/20	2,600	2,808
Vale Overseas Ltd.	5.625%	9/15/19	10,025	10,326
Vale Overseas Ltd.	4.625%	9/15/20	4,650	4,516
Vale Overseas Ltd.	5.875%	6/10/21	8,750	8,728
Valspar Corp.	7.250%	6/15/19	863	984
WestRock RKT Co.	4.450%	3/1/19	5,000	5,297
WestRock RKT Co.	3.500%	3/1/20	2,634	2,731
Capital Goods (1.4%)
3M Co.	1.375%	8/7/18	3,100	3,133
3M Co.	2.000%	8/7/20	3,100	3,186
Acuity Brands Lighting Inc.	6.000%	12/15/19	675	757
Bemis Co. Inc.	6.800%	8/1/19	500	567
Boeing Capital Corp.	2.900%	8/15/18	11	11
Boeing Capital Corp.	4.700%	10/27/19	6,745	7,519
Boeing Co.	0.950%	5/15/18	2,524	2,526
Boeing Co.	6.000%	3/15/19	3,425	3,869
Boeing Co.	4.875%	2/15/20	5,225	5,875
Boeing Co.	1.650%	10/30/20	4,250	4,299
Caterpillar Financial Services Corp.	1.250%	8/18/17	158	159
Caterpillar Financial Services Corp.	1.250%	11/6/17	11,222	11,270
Caterpillar Financial Services Corp.	1.500%	2/23/18	2,375	2,397
Caterpillar Financial Services Corp.	1.300%	3/1/18	5,750	5,759
Caterpillar Financial Services Corp.	5.450%	4/15/18	4,650	5,011

15

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Caterpillar Financial Services Corp.	2.450%	9/6/18	2,800	2,885
	Caterpillar Financial Services Corp.	1.800%	11/13/18	4,000	4,057
	Caterpillar Financial Services Corp.	7.150%	2/15/19	8,358	9,586
	Caterpillar Financial Services Corp.	1.350%	5/18/19	4,000	4,020
	Caterpillar Financial Services Corp.	2.100%	6/9/19	4,975	5,103
	Caterpillar Financial Services Corp.	2.250%	12/1/19	1,995	2,049
	Caterpillar Financial Services Corp.	2.000%	3/5/20	4,850	4,972
	Caterpillar Financial Services Corp.	2.500%	11/13/20	3,500	3,632
	Caterpillar Inc.	1.500%	6/26/17	5,889	5,925
	Caterpillar Inc.	7.900%	12/15/18	1,420	1,643
	Caterpillar Inc.	3.900%	5/27/21	10,935	12,074
	Cooper US Inc.	6.100%	7/1/17	515	540
	Crane Co.	2.750%	12/15/18	7,406	7,578
	CRH America Inc.	8.125%	7/15/18	1,100	1,234
	CRH America Inc.	5.750%	1/15/21	450	511
	Dover Corp.	5.450%	3/15/18	1,375	1,470
	Dover Corp.	4.300%	3/1/21	4,200	4,646
	Eaton Corp.	1.500%	11/2/17	9,570	9,615
	Eaton Corp.	5.600%	5/15/18	7,725	8,306
	Eaton Corp.	6.950%	3/20/19	928	1,053
	Eaton Electric Holdings LLC	3.875%	12/15/20	1,500	1,611
	Emerson Electric Co.	4.875%	10/15/19	3,220	3,596
	Emerson Electric Co.	4.250%	11/15/20	825	921
	FLIR Systems Inc.	3.125%	6/15/21	1,725	1,772
5	Fortive Corp.	1.800%	6/15/19	1,000	1,006
5	Fortive Corp.	2.350%	6/15/21	4,400	4,461
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	3,000	3,092
	General Dynamics Corp.	1.000%	11/15/17	6,408	6,432
	General Electric Capital Corp.	5.625%	9/15/17	4,095	4,327
	General Electric Capital Corp.	5.625%	5/1/18	10,910	11,844
	General Electric Capital Corp.	6.000%	8/7/19	8,193	9,385
	General Electric Capital Corp.	2.100%	12/11/19	2,925	3,013
	General Electric Capital Corp.	5.500%	1/8/20	7,476	8,508
	General Electric Capital Corp.	2.200%	1/9/20	14,736	15,191
	General Electric Capital Corp.	5.550%	5/4/20	7,556	8,731
	General Electric Capital Corp.	4.375%	9/16/20	10,048	11,220
	General Electric Capital Corp.	4.625%	1/7/21	8,486	9,626
	General Electric Capital Corp.	5.300%	2/11/21	7,843	9,065
	General Electric Co.	5.250%	12/6/17	34,950	37,068
	Harris Corp.	1.999%	4/27/18	7,550	7,586
	Harris Corp.	2.700%	4/27/20	9,542	9,651
	Harris Corp.	4.400%	12/15/20	2,725	2,946
	Honeywell International Inc.	5.300%	3/1/18	5,606	6,002
	Honeywell International Inc.	5.000%	2/15/19	11,928	13,149
	Honeywell International Inc.	4.250%	3/1/21	5,500	6,179
	Illinois Tool Works Inc.	1.950%	3/1/19	2,832	2,893
	Illinois Tool Works Inc.	6.250%	4/1/19	2,675	3,026
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	12,095	13,443
	Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	1,150	1,191
	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	1,500	1,525
	John Deere Capital Corp.	2.800%	9/18/17	1,319	1,350
	John Deere Capital Corp.	1.200%	10/10/17	3,777	3,795
	John Deere Capital Corp.	1.550%	12/15/17	6,714	6,780
	John Deere Capital Corp.	1.350%	1/16/18	4,950	4,985
	John Deere Capital Corp.	1.300%	3/12/18	600	604
	John Deere Capital Corp.	5.350%	4/3/18	470	505
	John Deere Capital Corp.	1.600%	7/13/18	2,650	2,677
	John Deere Capital Corp.	1.750%	8/10/18	3,200	3,243
	John Deere Capital Corp.	1.950%	12/13/18	10,583	10,809
	John Deere Capital Corp.	1.950%	1/8/19	11,000	11,224
	John Deere Capital Corp.	1.950%	3/4/19	13,155	13,422
	John Deere Capital Corp.	2.250%	4/17/19	5,685	5,852
	John Deere Capital Corp.	2.300%	9/16/19	2,500	2,576
	John Deere Capital Corp.	2.050%	3/10/20	4,400	4,485

16

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	John Deere Capital Corp.	2.375%	7/14/20	2,500	2,578
	John Deere Capital Corp.	2.450%	9/11/20	2,600	2,684
	John Deere Capital Corp.	2.550%	1/8/21	2,000	2,077
	John Deere Capital Corp.	2.800%	3/4/21	3,000	3,148
	Kennametal Inc.	2.650%	11/1/19	3,400	3,394
	L-3 Communications Corp.	5.200%	10/15/19	6,925	7,549
	L-3 Communications Corp.	4.750%	7/15/20	4,427	4,772
	L-3 Communications Corp.	4.950%	2/15/21	4,000	4,372
	Lockheed Martin Corp.	1.850%	11/23/18	6,670	6,760
	Lockheed Martin Corp.	4.250%	11/15/19	5,285	5,789
	Lockheed Martin Corp.	2.500%	11/23/20	12,950	13,356
	Martin Marietta Materials Inc.	6.600%	4/15/18	100	107
	Northrop Grumman Corp.	1.750%	6/1/18	2,675	2,700
	Northrop Grumman Corp.	3.500%	3/15/21	4,325	4,652
	Parker-Hannifin Corp.	5.500%	5/15/18	335	363
	Pentair Finance SA	1.875%	9/15/17	3,200	3,196
	Pentair Finance SA	2.900%	9/15/18	275	274
	Pentair Finance SA	3.625%	9/15/20	3,450	3,505
	Pentair Finance SA	5.000%	5/15/21	3,000	3,242
	Precision Castparts Corp.	1.250%	1/15/18	8,300	8,338
	Precision Castparts Corp.	2.250%	6/15/20	3,550	3,653
	Raytheon Co.	6.750%	3/15/18	3,000	3,290
	Raytheon Co.	6.400%	12/15/18	500	562
	Raytheon Co.	4.400%	2/15/20	3,300	3,644
	Raytheon Co.	3.125%	10/15/20	5,465	5,850
	Republic Services Inc.	3.800%	5/15/18	7,042	7,368
	Republic Services Inc.	5.500%	9/15/19	4,175	4,654
	Republic Services Inc.	5.000%	3/1/20	5,543	6,150
	Rockwell Automation Inc.	2.050%	3/1/20	5,850	5,958
	Roper Technologies Inc.	1.850%	11/15/17	7,821	7,867
	Roper Technologies Inc.	2.050%	10/1/18	11,050	11,185
	Roper Technologies Inc.	6.250%	9/1/19	1,000	1,131
	Roper Technologies Inc.	3.000%	12/15/20	4,450	4,597
	Stanley Black & Decker Inc.	2.451%	11/17/18	4,250	4,343
4	Stanley Black & Decker Inc.	5.750%	12/15/53	2,190	2,305
	Textron Inc.	5.600%	12/1/17	1,000	1,052
	Textron Inc.	7.250%	10/1/19	2,070	2,372
	Textron Inc.	3.650%	3/1/21	4,250	4,463
	United Technologies Corp.	5.375%	12/15/17	4,410	4,692
	United Technologies Corp.	6.125%	2/1/19	3,795	4,263
	United Technologies Corp.	4.500%	4/15/20	9,675	10,780
	Valmont Industries Inc.	6.625%	4/20/20	464	523
	Vulcan Materials Co.	7.500%	6/15/21	4,300	5,169
	Waste Management Inc.	6.100%	3/15/18	9,410	10,209
	Waste Management Inc.	4.750%	6/30/20	3,500	3,923
	Waste Management Inc.	4.600%	3/1/21	2,703	2,999
	Communication (1.8%)
	21st Century Fox America Inc.	6.900%	3/1/19	6,550	7,434
	21st Century Fox America Inc.	5.650%	8/15/20	7,683	8,806
	21st Century Fox America Inc.	4.500%	2/15/21	3,675	4,099
	America Movil SAB de CV	5.000%	3/30/20	12,603	13,931
	American Tower Corp.	4.500%	1/15/18	14,010	14,615
	American Tower Corp.	3.400%	2/15/19	6,000	6,248
	American Tower Corp.	2.800%	6/1/20	3,025	3,095
	American Tower Corp.	5.050%	9/1/20	2,370	2,635
	American Tower Corp.	3.300%	2/15/21	4,800	5,002
	AT&T Inc.	1.400%	12/1/17	10,175	10,189
	AT&T Inc.	1.750%	1/15/18	8,260	8,304
	AT&T Inc.	5.500%	2/1/18	20,234	21,552
	AT&T Inc.	5.600%	5/15/18	5,400	5,809
	AT&T Inc.	2.375%	11/27/18	4,053	4,141
	AT&T Inc.	5.800%	2/15/19	100	111
	AT&T Inc.	2.300%	3/11/19	10,375	10,586

17

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AT&T Inc.	5.875%	10/1/19	5,800	6,566
	AT&T Inc.	5.200%	3/15/20	9,196	10,409
	AT&T Inc.	2.450%	6/30/20	22,967	23,429
	AT&T Inc.	4.600%	2/15/21	12,912	14,166
	AT&T Inc.	2.800%	2/17/21	19,800	20,299
	AT&T Inc.	5.000%	3/1/21	7,959	8,912
	AT&T Inc.	4.450%	5/15/21	9,527	10,467
	British Telecommunications plc	5.950%	1/15/18	5,725	6,131
	British Telecommunications plc	2.350%	2/14/19	11,975	12,242
	CBS Corp.	1.950%	7/1/17	1,050	1,057
	CBS Corp.	2.300%	8/15/19	11,575	11,765
	CBS Corp.	5.750%	4/15/20	910	1,035
	CBS Corp.	4.300%	2/15/21	1,800	1,958
	CC Holdings GS V LLC / Crown Castle GS III Corp.	2.381%	12/15/17	2,555	2,587
5	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.579%	7/23/20	15,250	15,944
	Comcast Corp.	6.300%	11/15/17	5,276	5,668
	Comcast Corp.	5.875%	2/15/18	7,659	8,251
	Comcast Corp.	5.700%	5/15/18	9,436	10,246
	Comcast Corp.	5.700%	7/1/19	125	141
	Comcast Corp.	5.150%	3/1/20	6,703	7,579
	Crown Castle International Corp.	3.400%	2/15/21	14,400	15,048
	Deutsche Telekom International Finance BV	6.750%	8/20/18	7,245	8,071
	Deutsche Telekom International Finance BV	6.000%	7/8/19	4,150	4,681
	Discovery Communications LLC	5.625%	8/15/19	750	825
	Discovery Communications LLC	5.050%	6/1/20	6,775	7,408
	Discovery Communications LLC	4.375%	6/15/21	650	698
	Electronic Arts Inc.	3.700%	3/1/21	5,600	5,910
	Historic TW Inc.	6.875%	6/15/18	820	905
	Interpublic Group of Cos. Inc.	2.250%	11/15/17	260	262
	Moody's Corp.	2.750%	7/15/19	7,101	7,338
	Moody's Corp.	5.500%	9/1/20	277	314
	NBCUniversal Media LLC	5.150%	4/30/20	16,672	18,899
	NBCUniversal Media LLC	4.375%	4/1/21	13,380	14,916
	Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,487	2,494
	Omnicom Group Inc.	6.250%	7/15/19	5,035	5,731
	Omnicom Group Inc.	4.450%	8/15/20	8,900	9,821
	Orange SA	2.750%	2/6/19	17,675	18,226
	Orange SA	5.375%	7/8/19	4,025	4,469
	Qwest Corp.	6.500%	6/1/17	5,050	5,234
	Rogers Communications Inc.	6.800%	8/15/18	9,294	10,295
	S&P Global Inc.	2.500%	8/15/18	3,600	3,674
	S&P Global Inc.	3.300%	8/14/20	4,300	4,499
	Scripps Networks Interactive Inc.	2.750%	11/15/19	2,850	2,908
	Scripps Networks Interactive Inc.	2.800%	6/15/20	3,650	3,708
	Telefonica Emisiones SAU	6.221%	7/3/17	4,780	4,990
	Telefonica Emisiones SAU	3.192%	4/27/18	22,600	22,873
	Telefonica Emisiones SAU	5.877%	7/15/19	700	776
	Telefonica Emisiones SAU	5.134%	4/27/20	9,452	10,481
	Telefonica Emisiones SAU	5.462%	2/16/21	7,360	8,410
	Thomson Reuters Corp.	1.650%	9/29/17	4,014	4,031
	Thomson Reuters Corp.	6.500%	7/15/18	2,430	2,668
	Thomson Reuters Corp.	4.700%	10/15/19	350	381
	Time Warner Cable Inc.	6.750%	7/1/18	22,475	24,653
	Time Warner Cable Inc.	8.750%	2/14/19	9,241	10,787
	Time Warner Cable Inc.	8.250%	4/1/19	2,055	2,386
	Time Warner Cable Inc.	5.000%	2/1/20	5,375	5,844
	Time Warner Cable Inc.	4.125%	2/15/21	5,825	6,171
	Time Warner Inc.	2.100%	6/1/19	5,475	5,567
	Time Warner Inc.	4.875%	3/15/20	8,795	9,739
	Time Warner Inc.	4.700%	1/15/21	2,560	2,856
	Time Warner Inc.	4.750%	3/29/21	7,775	8,727
	Verizon Communications Inc.	5.500%	2/15/18	12,976	13,887
	Verizon Communications Inc.	6.100%	4/15/18	4,519	4,909

18

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	3.650%	9/14/18	37,777	39,717
Verizon Communications Inc.	2.625%	2/21/20	23,496	24,313
Verizon Communications Inc.	4.500%	9/15/20	21,121	23,447
Verizon Communications Inc.	3.450%	3/15/21	5,758	6,188
Verizon Communications Inc.	4.600%	4/1/21	9,415	10,573
Viacom Inc.	2.500%	9/1/18	6,000	6,083
Viacom Inc.	2.200%	4/1/19	12,000	12,027
Viacom Inc.	5.625%	9/15/19	1,000	1,101
Viacom Inc.	3.875%	12/15/21	2,231	2,343
Vodafone Group plc	1.250%	9/26/17	5,270	5,270
Vodafone Group plc	1.500%	2/19/18	7,300	7,305
Vodafone Group plc	4.625%	7/15/18	5,320	5,638
Vodafone Group plc	5.450%	6/10/19	9,681	10,709
Vodafone Group plc	4.375%	3/16/21	3,258	3,583
Walt Disney Co.	1.100%	12/1/17	11,971	12,020
Walt Disney Co.	1.500%	9/17/18	1,050	1,065
Walt Disney Co.	1.650%	1/8/19	2,250	2,292
Walt Disney Co.	1.850%	5/30/19	6,700	6,852
Walt Disney Co.	2.150%	9/17/20	4,600	4,757
Walt Disney Co.	2.300%	2/12/21	6,175	6,427
Walt Disney Co.	3.750%	6/1/21	4,136	4,582
Consumer Cyclical (2.2%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,190	1,322
Alibaba Group Holding Ltd.	1.625%	11/28/17	7,600	7,618
Alibaba Group Holding Ltd.	2.500%	11/28/19	16,250	16,438
Amazon.com Inc.	1.200%	11/29/17	5,700	5,723
Amazon.com Inc.	2.600%	12/5/19	9,250	9,649
American Honda Finance Corp.	1.200%	7/14/17	2,800	2,805
American Honda Finance Corp.	1.550%	12/11/17	11,084	11,182
American Honda Finance Corp.	1.500%	3/13/18	3,152	3,184
American Honda Finance Corp.	1.600%	7/13/18	6,925	7,002
American Honda Finance Corp.	2.125%	10/10/18	7,111	7,294
American Honda Finance Corp.	1.700%	2/22/19	1,350	1,371
American Honda Finance Corp.	2.250%	8/15/19	11,175	11,520
American Honda Finance Corp.	2.450%	9/24/20	6,575	6,830
Automatic Data Processing Inc.	2.250%	9/15/20	7,025	7,301
AutoNation Inc.	6.750%	4/15/18	2,500	2,682
AutoNation Inc.	5.500%	2/1/20	1,620	1,771
AutoNation Inc.	3.350%	1/15/21	5,525	5,650
AutoZone Inc.	7.125%	8/1/18	4,175	4,646
AutoZone Inc.	1.625%	4/21/19	2,000	2,013
AutoZone Inc.	4.000%	11/15/20	275	296
AutoZone Inc.	2.500%	4/15/21	900	917
Best Buy Co. Inc.	5.500%	3/15/21	1,150	1,219
Block Financial LLC	4.125%	10/1/20	3,050	3,144
BorgWarner Inc.	4.625%	9/15/20	450	488
Brinker International Inc.	2.600%	5/15/18	2,125	2,148
Carnival Corp.	1.875%	12/15/17	3,200	3,230
Carnival Corp.	3.950%	10/15/20	2,400	2,595
Costco Wholesale Corp.	1.125%	12/15/17	8,350	8,392
Costco Wholesale Corp.	1.700%	12/15/19	2,525	2,583
Costco Wholesale Corp.	1.750%	2/15/20	3,475	3,542
CVS Health Corp.	1.900%	7/20/18	19,174	19,465
CVS Health Corp.	2.250%	12/5/18	10,100	10,334
CVS Health Corp.	2.250%	8/12/19	9,030	9,275
CVS Health Corp.	2.800%	7/20/20	23,899	24,890
CVS Health Corp.	2.125%	6/1/21	9,600	9,726
Delphi Automotive plc	3.150%	11/19/20	3,400	3,522
Dollar General Corp.	4.125%	7/15/17	5,798	5,966
eBay Inc.	1.350%	7/15/17	4,693	4,702
eBay Inc.	2.500%	3/9/18	2,500	2,552
eBay Inc.	2.200%	8/1/19	8,825	9,017
eBay Inc.	3.250%	10/15/20	500	523

19

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Expedia Inc.	7.456%	8/15/18	3,250	3,603
Expedia Inc.	5.950%	8/15/20	10,722	12,001
Ford Motor Co.	6.500%	8/1/18	1,392	1,531
Ford Motor Credit Co. LLC	3.000%	6/12/17	8,043	8,155
Ford Motor Credit Co. LLC	6.625%	8/15/17	7,800	8,234
Ford Motor Credit Co. LLC	1.724%	12/6/17	9,500	9,519
Ford Motor Credit Co. LLC	2.145%	1/9/18	12,239	12,347
Ford Motor Credit Co. LLC	2.375%	1/16/18	25,234	25,547
Ford Motor Credit Co. LLC	5.000%	5/15/18	13,706	14,512
Ford Motor Credit Co. LLC	2.240%	6/15/18	7,200	7,273
Ford Motor Credit Co. LLC	2.875%	10/1/18	6,305	6,470
Ford Motor Credit Co. LLC	2.551%	10/5/18	3,000	3,053
Ford Motor Credit Co. LLC	2.375%	3/12/19	4,700	4,764
Ford Motor Credit Co. LLC	2.597%	11/4/19	5,800	5,931
Ford Motor Credit Co. LLC	8.125%	1/15/20	8,100	9,644
Ford Motor Credit Co. LLC	2.459%	3/27/20	7,290	7,345
Ford Motor Credit Co. LLC	3.157%	8/4/20	6,060	6,262
Ford Motor Credit Co. LLC	3.200%	1/15/21	9,700	9,961
Ford Motor Credit Co. LLC	5.750%	2/1/21	5,000	5,684
Ford Motor Credit Co. LLC	3.336%	3/18/21	13,000	13,493
General Motors Co.	3.500%	10/2/18	5,600	5,761
General Motors Financial Co. Inc.	2.625%	7/10/17	3,962	3,992
General Motors Financial Co. Inc.	4.750%	8/15/17	6,038	6,264
General Motors Financial Co. Inc.	3.000%	9/25/17	6,524	6,630
General Motors Financial Co. Inc.	3.250%	5/15/18	4,070	4,146
General Motors Financial Co. Inc.	6.750%	6/1/18	7,325	7,938
General Motors Financial Co. Inc.	3.100%	1/15/19	15,500	15,791
General Motors Financial Co. Inc.	2.400%	5/9/19	6,700	6,708
General Motors Financial Co. Inc.	3.500%	7/10/19	7,750	7,992
General Motors Financial Co. Inc.	3.150%	1/15/20	5,190	5,248
General Motors Financial Co. Inc.	3.200%	7/13/20	19,187	19,163
General Motors Financial Co. Inc.	3.700%	11/24/20	10,220	10,501
General Motors Financial Co. Inc.	4.200%	3/1/21	8,808	9,248
Home Depot Inc.	2.250%	9/10/18	8,455	8,704
Home Depot Inc.	2.000%	6/15/19	8,855	9,105
Home Depot Inc.	3.950%	9/15/20	1,300	1,428
Home Depot Inc.	2.000%	4/1/21	8,450	8,669
Home Depot Inc.	4.400%	4/1/21	6,683	7,529
Johnson Controls Inc.	1.400%	11/2/17	5,735	5,752
Johnson Controls Inc.	5.000%	3/30/20	1,575	1,722
Johnson Controls Inc.	4.250%	3/1/21	750	810
Lowe's Cos. Inc.	4.625%	4/15/20	4,050	4,457
Lowe's Cos. Inc.	3.750%	4/15/21	2,025	2,242
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,060
Macy's Retail Holdings Inc.	3.450%	1/15/21	2,300	2,366
Marriott International Inc.	6.375%	6/15/17	1,310	1,370
Marriott International Inc.	3.000%	3/1/19	1,503	1,552
Marriott International Inc.	3.375%	10/15/20	3,875	4,084
Marriott International Inc.	2.875%	3/1/21	1,625	1,680
MasterCard Inc.	2.000%	4/1/19	4,225	4,327
McDonald's Corp.	5.800%	10/15/17	4,421	4,685
McDonald's Corp.	5.350%	3/1/18	7,444	7,955
McDonald's Corp.	2.100%	12/7/18	5,100	5,210
McDonald's Corp.	1.875%	5/29/19	3,445	3,499
McDonald's Corp.	3.500%	7/15/20	1,999	2,143
McDonald's Corp.	2.750%	12/9/20	12,206	12,733
McDonald's Corp.	3.625%	5/20/21	4,878	5,277
Nordstrom Inc.	6.250%	1/15/18	4,854	5,192
Nordstrom Inc.	4.750%	5/1/20	2,975	3,237
O'Reilly Automotive Inc.	4.875%	1/14/21	2,435	2,716
PACCAR Financial Corp.	1.400%	11/17/17	1,260	1,270
PACCAR Financial Corp.	1.450%	3/9/18	2,450	2,469
PACCAR Financial Corp.	1.400%	5/18/18	2,000	2,014
PACCAR Financial Corp.	1.750%	8/14/18	1,250	1,268

20

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PACCAR Financial Corp.	1.300%	5/10/19	5,000	5,013
PACCAR Financial Corp.	2.500%	8/14/20	2,000	2,065
PACCAR Financial Corp.	2.250%	2/25/21	2,725	2,764
QVC Inc.	3.125%	4/1/19	2,300	2,361
Ralph Lauren Corp.	2.125%	9/26/18	1,700	1,735
Ralph Lauren Corp.	2.625%	8/18/20	1,800	1,874
Staples Inc.	2.750%	1/12/18	950	958
Starbucks Corp.	2.000%	12/5/18	3,175	3,246
Starbucks Corp.	2.100%	2/4/21	5,600	5,755
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	2,108	2,285
Target Corp.	6.000%	1/15/18	8,710	9,374
Target Corp.	2.300%	6/26/19	8,204	8,476
TJX Cos. Inc.	6.950%	4/15/19	9,953	11,497
TJX Cos. Inc.	2.750%	6/15/21	5,175	5,469
Toyota Motor Credit Corp.	1.250%	10/5/17	2,312	2,321
Toyota Motor Credit Corp.	1.375%	1/10/18	2,375	2,390
Toyota Motor Credit Corp.	1.450%	1/12/18	9,150	9,216
Toyota Motor Credit Corp.	1.200%	4/6/18	15,000	15,057
Toyota Motor Credit Corp.	1.550%	7/13/18	7,900	7,980
Toyota Motor Credit Corp.	2.000%	10/24/18	9,900	10,097
Toyota Motor Credit Corp.	2.100%	1/17/19	3,330	3,402
Toyota Motor Credit Corp.	1.700%	2/19/19	7,500	7,592
Toyota Motor Credit Corp.	1.400%	5/20/19	7,600	7,642
Toyota Motor Credit Corp.	2.125%	7/18/19	9,700	9,951
Toyota Motor Credit Corp.	2.150%	3/12/20	15,200	15,626
Toyota Motor Credit Corp.	4.500%	6/17/20	2,000	2,233
Toyota Motor Credit Corp.	4.250%	1/11/21	2,775	3,094
Toyota Motor Credit Corp.	1.900%	4/8/21	12,000	12,155
Toyota Motor Credit Corp.	2.750%	5/17/21	4,250	4,456
Visa Inc.	1.200%	12/14/17	18,875	18,967
Visa Inc.	2.200%	12/14/20	21,250	21,890
Wal-Mart Stores Inc.	5.800%	2/15/18	13,877	15,001
Wal-Mart Stores Inc.	1.125%	4/11/18	8,701	8,742
Wal-Mart Stores Inc.	1.950%	12/15/18	4,988	5,123
Wal-Mart Stores Inc.	4.125%	2/1/19	2,305	2,498
Wal-Mart Stores Inc.	3.625%	7/8/20	13,857	15,160
Wal-Mart Stores Inc.	3.250%	10/25/20	10,025	10,835
Wal-Mart Stores Inc.	4.250%	4/15/21	8,125	9,206
Walgreen Co.	5.250%	1/15/19	927	1,005
Walgreens Boots Alliance Inc.	1.750%	11/17/17	6,168	6,210
Walgreens Boots Alliance Inc.	1.750%	5/30/18	3,400	3,427
Walgreens Boots Alliance Inc.	2.700%	11/18/19	6,615	6,836
Walgreens Boots Alliance Inc.	2.600%	6/1/21	13,000	13,245
Western Union Co.	2.875%	12/10/17	735	748
Western Union Co.	3.650%	8/22/18	3,675	3,810
Western Union Co.	5.253%	4/1/20	200	222
Wyndham Worldwide Corp.	2.500%	3/1/18	1,110	1,124
Consumer Noncyclical (3.9%)
Abbott Laboratories	5.125%	4/1/19	550	604
Abbott Laboratories	2.000%	3/15/20	10,175	10,297
Abbott Laboratories	4.125%	5/27/20	4,825	5,252
AbbVie Inc.	1.750%	11/6/17	23,349	23,499
AbbVie Inc.	1.800%	5/14/18	23,249	23,400
AbbVie Inc.	2.000%	11/6/18	3,266	3,298
AbbVie Inc.	2.500%	5/14/20	29,996	30,670
AbbVie Inc.	2.300%	5/14/21	6,350	6,405
Actavis Funding SCS	2.350%	3/12/18	20,328	20,592
Actavis Funding SCS	2.450%	6/15/19	5,438	5,513
Actavis Funding SCS	3.000%	3/12/20	28,350	29,198
Actavis Inc.	1.875%	10/1/17	11,585	11,643
Agilent Technologies Inc.	5.000%	7/15/20	3,300	3,651
Allergan Inc.	1.350%	3/15/18	2,975	2,959
Allergan Inc.	3.375%	9/15/20	2,500	2,611

21

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Altria Group Inc.	9.250%	8/6/19	6,124	7,546
Altria Group Inc.	2.625%	1/14/20	11,650	12,101
Altria Group Inc.	4.750%	5/5/21	8,399	9,581
AmerisourceBergen Corp.	4.875%	11/15/19	2,105	2,320
Amgen Inc.	6.150%	6/1/18	3,000	3,275
Amgen Inc.	2.200%	5/22/19	12,760	13,086
Amgen Inc.	2.125%	5/1/20	6,675	6,791
Amgen Inc.	3.450%	10/1/20	8,250	8,830
Amgen Inc.	4.100%	6/15/21	6,175	6,772
Anheuser-Busch Cos. LLC	5.500%	1/15/18	9,266	9,875
Anheuser-Busch Cos. LLC	5.000%	3/1/19	750	819
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	7,158	7,176
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	28,300	28,775
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	14,530	14,840
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	61,455	63,675
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	22,762	22,832
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	18,425	21,316
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	14,400	16,276
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	1,855	2,076
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,425	1,579
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,413	3,649
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,239	2,527
AstraZeneca plc	5.900%	9/15/17	6,538	6,911
AstraZeneca plc	1.750%	11/16/18	6,600	6,691
AstraZeneca plc	1.950%	9/18/19	5,585	5,652
AstraZeneca plc	2.375%	11/16/20	14,100	14,377
Baxalta Inc.	2.000%	6/22/18	2,300	2,306
Baxalta Inc.	2.875%	6/23/20	6,500	6,606
Beam Suntory Inc.	1.750%	6/15/18	925	930
Becton Dickinson & Co.	1.800%	12/15/17	10,751	10,841
Becton Dickinson & Co.	5.000%	5/15/19	325	355
Becton Dickinson & Co.	6.375%	8/1/19	5,085	5,753
Becton Dickinson & Co.	2.675%	12/15/19	8,435	8,671
Becton Dickinson & Co.	3.250%	11/12/20	4,523	4,759
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,300	2,524
Biogen Inc.	6.875%	3/1/18	5,550	6,043
Biogen Inc.	2.900%	9/15/20	14,510	15,120
Boston Scientific Corp.	2.650%	10/1/18	5,700	5,832
Boston Scientific Corp.	6.000%	1/15/20	4,300	4,878
Boston Scientific Corp.	2.850%	5/15/20	5,050	5,233
Bottling Group LLC	5.125%	1/15/19	7,700	8,459
Bristol-Myers Squibb Co.	0.875%	8/1/17	5,664	5,671
Brown-Forman Corp.	1.000%	1/15/18	2,275	2,274
Bunge Ltd. Finance Corp.	8.500%	6/15/19	6,750	7,926
Bunge Ltd. Finance Corp.	3.500%	11/24/20	3,020	3,160
Campbell Soup Co.	3.050%	7/15/17	1,000	1,021
Cardinal Health Inc.	1.700%	3/15/18	8,650	8,706
Cardinal Health Inc.	1.950%	6/15/18	1,910	1,929
Cardinal Health Inc.	4.625%	12/15/20	3,725	4,182
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,700	1,707
Celgene Corp.	1.900%	8/15/17	4,104	4,136
Celgene Corp.	2.125%	8/15/18	5,711	5,797
Celgene Corp.	2.300%	8/15/18	2,188	2,228
Celgene Corp.	2.250%	5/15/19	4,850	4,941
Celgene Corp.	2.875%	8/15/20	7,253	7,507
Celgene Corp.	3.950%	10/15/20	6,004	6,481
Church & Dwight Co. Inc.	2.450%	12/15/19	2,550	2,612
Clorox Co.	5.950%	10/15/17	4,520	4,806
Coca-Cola Co.	1.650%	3/14/18	2,650	2,686
Coca-Cola Co.	1.150%	4/1/18	7,979	8,025
Coca-Cola Co.	1.650%	11/1/18	15,492	15,725
Coca-Cola Co.	1.375%	5/30/19	4,300	4,347
Coca-Cola Co.	1.875%	10/27/20	5,000	5,124
Coca-Cola Co.	2.450%	11/1/20	7,975	8,331

22

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Co.	3.150%	11/15/20	3,785	4,070
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,750	5,042
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	11,945	12,152
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	275	297
Colgate-Palmolive Co.	0.900%	5/1/18	3,783	3,792
Colgate-Palmolive Co.	1.500%	11/1/18	1,575	1,598
Colgate-Palmolive Co.	1.750%	3/15/19	4,175	4,271
ConAgra Foods Inc.	1.900%	1/25/18	14,425	14,528
ConAgra Foods Inc.	7.000%	4/15/19	208	237
Covidien International Finance SA	6.000%	10/15/17	10,918	11,614
Covidien International Finance SA	4.200%	6/15/20	4,050	4,463
CR Bard Inc.	1.375%	1/15/18	3,425	3,439
CR Bard Inc.	4.400%	1/15/21	2,245	2,480
Danaher Corp.	5.625%	1/15/18	1,950	2,091
Danaher Corp.	1.650%	9/15/18	6,402	6,500
Danaher Corp.	5.400%	3/1/19	2,305	2,564
Danaher Corp.	2.400%	9/15/20	6,000	6,258
Diageo Capital plc	5.750%	10/23/17	5,601	5,936
Diageo Capital plc	1.125%	4/29/18	2,500	2,505
Dignity Health California GO	2.637%	11/1/19	1,950	2,005
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,962	5,464
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	3,550	3,638
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,775	1,795
Edwards Lifesciences Corp.	2.875%	10/15/18	4,025	4,137
Eli Lilly & Co.	1.250%	3/1/18	3,800	3,829
Eli Lilly & Co.	1.950%	3/15/19	3,100	3,160
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,225	5,288
Express Scripts Holding Co.	1.250%	6/2/17	18	18
Express Scripts Holding Co.	2.250%	6/15/19	400	406
Express Scripts Holding Co.	7.250%	6/15/19	2,750	3,170
Express Scripts Holding Co.	3.300%	2/25/21	5,275	5,557
General Mills Inc.	1.400%	10/20/17	4,200	4,226
General Mills Inc.	5.650%	2/15/19	8,993	9,997
General Mills Inc.	2.200%	10/21/19	4,000	4,098
Gilead Sciences Inc.	1.850%	9/4/18	7,758	7,896
Gilead Sciences Inc.	2.050%	4/1/19	13,225	13,533
Gilead Sciences Inc.	2.350%	2/1/20	1,000	1,031
Gilead Sciences Inc.	2.550%	9/1/20	19,003	19,677
Gilead Sciences Inc.	4.500%	4/1/21	2,060	2,301
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	13,895	15,055
Hasbro Inc.	6.300%	9/15/17	1,375	1,455
Hasbro Inc.	3.150%	5/15/21	2,040	2,099
Hershey Co.	1.600%	8/21/18	1,600	1,623
Hershey Co.	4.125%	12/1/20	1,450	1,626
Hillshire Brands Co.	4.100%	9/15/20	1,673	1,745
Hormel Foods Corp.	4.125%	4/15/21	875	973
Ingredion Inc.	4.625%	11/1/20	2,100	2,298
JM Smucker Co.	1.750%	3/15/18	2,100	2,118
JM Smucker Co.	2.500%	3/15/20	9,895	10,194
Johnson & Johnson	5.550%	8/15/17	5,855	6,162
Johnson & Johnson	1.125%	11/21/17	2,756	2,770
Johnson & Johnson	5.150%	7/15/18	7,955	8,641
Johnson & Johnson	1.650%	12/5/18	3,475	3,540
Johnson & Johnson	1.125%	3/1/19	3,300	3,320
Johnson & Johnson	1.875%	12/5/19	3,400	3,501
Johnson & Johnson	2.950%	9/1/20	2,860	3,057
Johnson & Johnson	1.650%	3/1/21	5,580	5,667
Johnson & Johnson	3.550%	5/15/21	3,000	3,324
Kellogg Co.	3.250%	5/21/18	5,150	5,336
Kellogg Co.	4.150%	11/15/19	400	434
Kellogg Co.	4.000%	12/15/20	5,068	5,550
Kimberly-Clark Corp.	6.125%	8/1/17	6,961	7,354
Kimberly-Clark Corp.	6.250%	7/15/18	893	987
Kimberly-Clark Corp.	7.500%	11/1/18	2,780	3,178

23

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kimberly-Clark Corp.	1.400%	2/15/19	6,400	6,475
	Kimberly-Clark Corp.	1.900%	5/22/19	4,070	4,179
	Kimberly-Clark Corp.	1.850%	3/1/20	1,500	1,534
	Kimberly-Clark Corp.	2.150%	8/15/20	1,500	1,552
	Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,184
	Koninklijke Philips NV	5.750%	3/11/18	6,730	7,209
	Kraft Foods Group Inc.	6.125%	8/23/18	13,398	14,721
5	Kraft Heinz Foods Co.	1.600%	6/30/17	7,300	7,327
5	Kraft Heinz Foods Co.	2.000%	7/2/18	10,165	10,304
5	Kraft Heinz Foods Co.	2.800%	7/2/20	7,555	7,835
	Kroger Co.	2.000%	1/15/19	1,250	1,268
	Kroger Co.	2.300%	1/15/19	10,150	10,352
	Kroger Co.	6.150%	1/15/20	5,949	6,837
	Kroger Co.	3.300%	1/15/21	5,600	5,953
	Kroger Co.	2.600%	2/1/21	2,250	2,337
	Laboratory Corp. of America Holdings	2.200%	8/23/17	3,139	3,163
	Laboratory Corp. of America Holdings	2.500%	11/1/18	1,425	1,447
	Laboratory Corp. of America Holdings	2.625%	2/1/20	900	920
	Life Technologies Corp.	6.000%	3/1/20	5,300	5,977
	Life Technologies Corp.	5.000%	1/15/21	225	249
	Mattel Inc.	1.700%	3/15/18	2,606	2,611
	Mattel Inc.	2.350%	5/6/19	2,220	2,255
	McKesson Corp.	1.400%	3/15/18	325	326
	McKesson Corp.	7.500%	2/15/19	1,989	2,284
	McKesson Corp.	2.284%	3/15/19	11,446	11,702
	McKesson Corp.	4.750%	3/1/21	3,097	3,419
	Mead Johnson Nutrition Co.	4.900%	11/1/19	825	906
	Mead Johnson Nutrition Co.	3.000%	11/15/20	12,850	13,421
	Medco Health Solutions Inc.	7.125%	3/15/18	9,035	9,861
	Medco Health Solutions Inc.	4.125%	9/15/20	4,876	5,255
	Medtronic Inc.	1.500%	3/15/18	2,800	2,824
	Medtronic Inc.	1.375%	4/1/18	10,140	10,201
	Medtronic Inc.	5.600%	3/15/19	4,001	4,463
	Medtronic Inc.	2.500%	3/15/20	26,250	27,225
	Medtronic Inc.	4.125%	3/15/21	2,500	2,755
	Merck & Co. Inc.	1.100%	1/31/18	13,550	13,606
	Merck & Co. Inc.	1.300%	5/18/18	2,710	2,736
	Merck & Co. Inc.	1.850%	2/10/20	5,345	5,466
	Merck & Co. Inc.	3.875%	1/15/21	9,550	10,476
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	6,325	7,032
	Molson Coors Brewing Co.	1.450%	7/15/19	2,250	2,255
	Mondelez International Inc.	6.500%	8/11/17	4,075	4,311
	Mondelez International Inc.	6.125%	2/1/18	4,349	4,681
	Mondelez International Inc.	6.125%	8/23/18	2,800	3,076
	Mondelez International Inc.	2.250%	2/1/19	5,625	5,762
	Mondelez International Inc.	5.375%	2/10/20	5,560	6,317
	Mylan Inc.	2.600%	6/24/18	4,305	4,360
	Mylan Inc.	2.550%	3/28/19	12,713	12,869
5	Mylan NV	2.500%	6/7/19	4,200	4,235
5	Mylan NV	3.150%	6/15/21	6,375	6,438
	Newell Brands Inc.	2.050%	12/1/17	2,275	2,293
	Newell Brands Inc.	6.250%	4/15/18	100	108
	Newell Brands Inc.	2.150%	10/15/18	2,350	2,383
	Newell Brands Inc.	2.600%	3/29/19	6,815	6,994
	Newell Brands Inc.	2.875%	12/1/19	6,500	6,696
	Newell Brands Inc.	3.150%	4/1/21	10,015	10,435
	Novartis Capital Corp.	4.400%	4/24/20	6,250	6,964
	Novartis Securities Investment Ltd.	5.125%	2/10/19	7,811	8,618
	PepsiCo Inc.	1.125%	7/17/17	4,268	4,279
	PepsiCo Inc.	1.250%	8/13/17	10,278	10,324
	PepsiCo Inc.	1.000%	10/13/17	4,100	4,114
	PepsiCo Inc.	1.250%	4/30/18	4,825	4,852
	PepsiCo Inc.	5.000%	6/1/18	17,798	19,149
	PepsiCo Inc.	7.900%	11/1/18	7,606	8,790

24

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PepsiCo Inc.	2.250%	1/7/19	8,728	8,987
	PepsiCo Inc.	4.500%	1/15/20	1,100	1,218
	PepsiCo Inc.	1.850%	4/30/20	7,750	7,864
	PepsiCo Inc.	2.150%	10/14/20	15,550	15,971
	PepsiCo Inc.	3.125%	11/1/20	3,750	4,012
	Perrigo Co. plc	2.300%	11/8/18	5,550	5,601
	Perrigo Finance Unlimited Co.	3.500%	3/15/21	3,400	3,534
	Pfizer Inc.	1.200%	6/1/18	7,875	7,913
	Pfizer Inc.	1.500%	6/15/18	1,763	1,781
	Pfizer Inc.	6.200%	3/15/19	17,648	19,936
	Pfizer Inc.	2.100%	5/15/19	9,900	10,129
	Pfizer Inc.	1.450%	6/3/19	8,250	8,320
	Pfizer Inc.	1.950%	6/3/21	8,250	8,365
	Philip Morris International Inc.	1.250%	8/11/17	2,175	2,184
	Philip Morris International Inc.	1.125%	8/21/17	12,226	12,256
	Philip Morris International Inc.	1.250%	11/9/17	2,218	2,227
	Philip Morris International Inc.	5.650%	5/16/18	12,475	13,543
	Philip Morris International Inc.	1.875%	1/15/19	6,348	6,466
	Philip Morris International Inc.	4.500%	3/26/20	3,411	3,803
	Philip Morris International Inc.	1.875%	2/25/21	4,400	4,449
	Philip Morris International Inc.	4.125%	5/17/21	1,920	2,138
4	Procter & Gamble - Esop	9.360%	1/1/21	2,292	2,770
	Procter & Gamble Co.	1.600%	11/15/18	374	382
	Procter & Gamble Co.	4.700%	2/15/19	10,051	11,008
	Procter & Gamble Co.	1.900%	11/1/19	4,095	4,216
	Procter & Gamble Co.	1.850%	2/2/21	1,575	1,613
	Quest Diagnostics Inc.	2.700%	4/1/19	2,900	2,982
	Quest Diagnostics Inc.	2.500%	3/30/20	2,700	2,722
	Quest Diagnostics Inc.	4.700%	4/1/21	340	375
	Reynolds American Inc.	2.300%	6/12/18	3,275	3,328
	Reynolds American Inc.	8.125%	6/23/19	3,425	4,063
	Reynolds American Inc.	6.875%	5/1/20	1,775	2,094
	Reynolds American Inc.	3.250%	6/12/20	16,355	17,288
	Sanofi	1.250%	4/10/18	11,663	11,738
	Sanofi	4.000%	3/29/21	13,716	15,142
	St. Jude Medical Inc.	2.000%	9/15/18	3,300	3,346
	St. Jude Medical Inc.	2.800%	9/15/20	3,300	3,409
	Stryker Corp.	1.300%	4/1/18	705	705
	Stryker Corp.	2.000%	3/8/19	5,900	5,987
	Stryker Corp.	4.375%	1/15/20	3,735	4,072
	Stryker Corp.	2.625%	3/15/21	10,300	10,651
	Sysco Corp.	5.250%	2/12/18	3,200	3,396
	Sysco Corp.	1.900%	4/1/19	6,000	6,072
	Sysco Corp.	2.600%	10/1/20	700	720
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	5,790	5,842
	Thermo Fisher Scientific Inc.	1.850%	1/15/18	7,600	7,652
	Thermo Fisher Scientific Inc.	2.150%	12/14/18	4,000	4,046
	Thermo Fisher Scientific Inc.	2.400%	2/1/19	1,550	1,579
	Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,375	1,510
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	6,330	6,976
	Tupperware Brands Corp.	4.750%	6/1/21	3,600	3,875
	Tyson Foods Inc.	2.650%	8/15/19	15,128	15,564
	Unilever Capital Corp.	0.850%	8/2/17	7,475	7,472
	Unilever Capital Corp.	4.800%	2/15/19	4,813	5,271
	Unilever Capital Corp.	2.200%	3/6/19	4,250	4,374
	Unilever Capital Corp.	2.100%	7/30/20	1,200	1,235
	Unilever Capital Corp.	4.250%	2/10/21	3,562	3,978
	Whirlpool Corp.	1.650%	11/1/17	1,000	1,006
	Whirlpool Corp.	2.400%	3/1/19	7,845	8,021
	Whirlpool Corp.	4.850%	6/15/21	2,000	2,246
	Zimmer Biomet Holdings Inc.	2.000%	4/1/18	8,900	8,974
	Zimmer Biomet Holdings Inc.	4.625%	11/30/19	1,075	1,169
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	9,368	9,463
	Zoetis Inc.	1.875%	2/1/18	3,675	3,687

25

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Zoetis Inc.	3.450%	11/13/20	3,225	3,360
Energy (2.2%)
Anadarko Petroleum Corp.	6.375%	9/15/17	11,294	11,887
Anadarko Petroleum Corp.	8.700%	3/15/19	4,465	5,093
Anadarko Petroleum Corp.	6.950%	6/15/19	4,123	4,572
Anadarko Petroleum Corp.	4.850%	3/15/21	4,000	4,245
Apache Corp.	6.900%	9/15/18	6,750	7,426
Apache Corp.	3.625%	2/1/21	4,000	4,173
Boardwalk Pipelines LP	5.500%	2/1/17	2,025	2,052
BP Capital Markets plc	1.375%	11/6/17	5,914	5,933
BP Capital Markets plc	1.674%	2/13/18	5,938	5,984
BP Capital Markets plc	1.375%	5/10/18	16,625	16,654
BP Capital Markets plc	2.241%	9/26/18	5,025	5,126
BP Capital Markets plc	4.750%	3/10/19	5,800	6,284
BP Capital Markets plc	2.237%	5/10/19	22,578	23,145
BP Capital Markets plc	2.315%	2/13/20	8,750	8,954
BP Capital Markets plc	4.500%	10/1/20	7,950	8,795
BP Capital Markets plc	4.742%	3/11/21	8,000	8,993
Buckeye Partners LP	6.050%	1/15/18	650	686
Buckeye Partners LP	2.650%	11/15/18	1,125	1,133
Buckeye Partners LP	4.875%	2/1/21	1,410	1,484
Canadian Natural Resources Ltd.	1.750%	1/15/18	3,175	3,137
Canadian Natural Resources Ltd.	5.900%	2/1/18	1,630	1,714
Chevron Corp.	1.344%	11/9/17	16,500	16,568
Chevron Corp.	1.345%	11/15/17	10,604	10,657
Chevron Corp.	1.104%	12/5/17	12,294	12,315
Chevron Corp.	1.365%	3/2/18	9,700	9,753
Chevron Corp.	1.718%	6/24/18	17,800	17,967
Chevron Corp.	1.790%	11/16/18	6,800	6,891
Chevron Corp.	4.950%	3/3/19	3,383	3,706
Chevron Corp.	1.561%	5/16/19	2,500	2,526
Chevron Corp.	2.193%	11/15/19	13,893	14,270
Chevron Corp.	1.961%	3/3/20	10,110	10,242
Chevron Corp.	2.427%	6/24/20	4,600	4,752
Chevron Corp.	2.419%	11/17/20	7,100	7,319
Chevron Corp.	2.100%	5/16/21	5,500	5,602
Columbia Pipeline Group Inc.	2.450%	6/1/18	15,500	15,565
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,000	1,035
ConocoPhillips	6.650%	7/15/18	2,280	2,485
ConocoPhillips	5.750%	2/1/19	9,475	10,412
ConocoPhillips	6.000%	1/15/20	300	341
ConocoPhillips Co.	1.050%	12/15/17	15,055	14,981
ConocoPhillips Co.	1.500%	5/15/18	9,700	9,728
ConocoPhillips Co.	2.200%	5/15/20	3,100	3,127
ConocoPhillips Co.	4.200%	3/15/21	5,000	5,403
Copano Energy LLC / Copano Energy Finance Corp.	7.125%	4/1/21	745	771
Devon Energy Corp.	2.250%	12/15/18	4,145	4,109
Devon Energy Corp.	6.300%	1/15/19	5,280	5,702
Dominion Gas Holdings LLC	2.500%	12/15/19	6,815	6,952
Dominion Gas Holdings LLC	2.800%	11/15/20	5,595	5,790
Enable Midstream Partners LP	2.400%	5/15/19	1,200	1,125
Enbridge Energy Partners LP	6.500%	4/15/18	7,075	7,510
Enbridge Energy Partners LP	9.875%	3/1/19	2,500	2,875
Enbridge Energy Partners LP	4.375%	10/15/20	2,150	2,217
Encana Corp.	6.500%	5/15/19	3,385	3,605
Energy Transfer Partners LP	2.500%	6/15/18	3,350	3,338
Energy Transfer Partners LP	6.700%	7/1/18	13,035	13,869
Energy Transfer Partners LP	9.000%	4/15/19	7,318	8,217
Energy Transfer Partners LP	4.150%	10/1/20	8,415	8,541
Energy Transfer Partners LP	4.650%	6/1/21	1,625	1,682
EnLink Midstream Partners LP	2.700%	4/1/19	1,000	965
Enterprise Products Operating LLC	6.300%	9/15/17	2,166	2,288
Enterprise Products Operating LLC	6.650%	4/15/18	4,465	4,850

26

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Enterprise Products Operating LLC	1.650%	5/7/18	10,305	10,340
	Enterprise Products Operating LLC	6.500%	1/31/19	3,675	4,109
	Enterprise Products Operating LLC	2.550%	10/15/19	3,725	3,826
	Enterprise Products Operating LLC	5.250%	1/31/20	3,500	3,888
	Enterprise Products Operating LLC	5.200%	9/1/20	2,825	3,176
	Enterprise Products Operating LLC	2.850%	4/15/21	10,000	10,310
4	Enterprise Products Operating LLC	7.034%	1/15/68	7,822	8,194
	EOG Resources Inc.	5.875%	9/15/17	10	11
	EOG Resources Inc.	6.875%	10/1/18	3,336	3,706
	EOG Resources Inc.	5.625%	6/1/19	4,350	4,805
	EOG Resources Inc.	2.450%	4/1/20	2,700	2,739
	EOG Resources Inc.	4.100%	2/1/21	9,840	10,679
	EQT Corp.	6.500%	4/1/18	838	873
	EQT Corp.	8.125%	6/1/19	6,830	7,525
	Exxon Mobil Corp.	1.439%	3/1/18	15,700	15,843
	Exxon Mobil Corp.	1.305%	3/6/18	8,275	8,333
	Exxon Mobil Corp.	1.819%	3/15/19	2,790	2,842
	Exxon Mobil Corp.	1.912%	3/6/20	22,560	23,002
	Exxon Mobil Corp.	2.222%	3/1/21	20,000	20,617
	FMC Technologies Inc.	2.000%	10/1/17	1,650	1,634
	Halliburton Co.	1.000%	8/1/16	2,150	2,150
	Halliburton Co.	2.000%	8/1/18	1,750	1,763
	Halliburton Co.	5.900%	9/15/18	4,675	5,076
	Halliburton Co.	6.150%	9/15/19	1,525	1,731
	Hess Corp.	8.125%	2/15/19	5,215	5,824
	Husky Energy Inc.	7.250%	12/15/19	400	450
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,903	11,509
	Kinder Morgan Energy Partners LP	2.650%	2/1/19	12,352	12,348
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	3,850	4,311
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	9,665	10,663
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	2,500	2,509
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,300	2,525
	Kinder Morgan Inc.	2.000%	12/1/17	3,000	2,985
	Kinder Morgan Inc.	7.250%	6/1/18	5,789	6,261
	Kinder Morgan Inc.	6.500%	9/15/20	2,225	2,456
	Magellan Midstream Partners LP	6.550%	7/15/19	685	773
	Marathon Oil Corp.	6.000%	10/1/17	12	12
	Marathon Oil Corp.	5.900%	3/15/18	7,100	7,384
	Marathon Oil Corp.	2.700%	6/1/20	9,900	9,306
	Marathon Petroleum Corp.	2.700%	12/14/18	500	511
	Marathon Petroleum Corp.	3.400%	12/15/20	2,500	2,584
	Marathon Petroleum Corp.	5.125%	3/1/21	7,410	8,149
	Nabors Industries Inc.	6.150%	2/15/18	7,075	7,217
	Nabors Industries Inc.	9.250%	1/15/19	925	983
	National Fuel Gas Co.	8.750%	5/1/19	2,000	2,268
	National Oilwell Varco Inc.	1.350%	12/1/17	4,150	4,121
	Noble Energy Inc.	8.250%	3/1/19	5,518	6,319
	Noble Energy Inc.	5.625%	5/1/21	500	522
	Occidental Petroleum Corp.	1.500%	2/15/18	2,150	2,158
	Occidental Petroleum Corp.	4.100%	2/1/21	15,134	16,597
	ONEOK Partners LP	2.000%	10/1/17	6,125	6,122
	ONEOK Partners LP	3.200%	9/15/18	500	506
	ONEOK Partners LP	8.625%	3/1/19	2,400	2,722
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	3,000	3,121
	Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	800	858
	Petro-Canada	6.050%	5/15/18	4,480	4,818
	Phillips 66 Partners LP	2.646%	2/15/20	1,600	1,608
	Pioneer Natural Resources Co.	6.875%	5/1/18	2,920	3,158
	Pioneer Natural Resources Co.	7.500%	1/15/20	4,000	4,662
	Pioneer Natural Resources Co.	3.450%	1/15/21	3,700	3,815
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	1,930	2,047
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	2,000	2,283
	Plains All American Pipeline LP / PAA Finance Corp.	2.600%	12/15/19	2,100	2,042
	Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	7,110	7,606

27

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	4,975	5,240
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	4,425	4,790
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	2,150	1,959
Shell International Finance BV	1.125%	8/21/17	12,695	12,715
Shell International Finance BV	1.250%	11/10/17	2,000	2,006
Shell International Finance BV	1.900%	8/10/18	13,675	13,888
Shell International Finance BV	1.625%	11/10/18	6,300	6,360
Shell International Finance BV	2.000%	11/15/18	10,000	10,168
Shell International Finance BV	1.375%	5/10/19	12,000	12,040
Shell International Finance BV	4.300%	9/22/19	13,750	14,951
Shell International Finance BV	2.125%	5/11/20	14,000	14,261
Shell International Finance BV	2.250%	11/10/20	9,000	9,213
Shell International Finance BV	1.875%	5/10/21	8,000	8,030
Spectra Energy Capital LLC	6.200%	4/15/18	6,200	6,590
Spectra Energy Capital LLC	8.000%	10/1/19	675	773
Spectra Energy Partners LP	2.950%	9/25/18	1,728	1,763
Spectra Energy Partners LP	4.600%	6/15/21	1,850	2,010
Suncor Energy Inc.	6.100%	6/1/18	16,572	17,804
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	3,000	3,144
Total Capital Canada Ltd.	1.450%	1/15/18	11,175	11,250
Total Capital International SA	2.125%	1/10/19	11,175	11,393
Total Capital International SA	2.100%	6/19/19	11,650	11,935
Total Capital International SA	2.750%	6/19/21	1,775	1,846
Total Capital SA	2.125%	8/10/18	5,771	5,890
Total Capital SA	4.450%	6/24/20	8,000	8,859
Total Capital SA	4.125%	1/28/21	2,975	3,268
TransCanada PipeLines Ltd.	1.625%	11/9/17	14,000	14,052
TransCanada PipeLines Ltd.	1.875%	1/12/18	6,850	6,884
TransCanada PipeLines Ltd.	6.500%	8/15/18	5,500	6,022
TransCanada PipeLines Ltd.	3.125%	1/15/19	5,500	5,685
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,575	2,904
Valero Energy Corp.	9.375%	3/15/19	3,100	3,696
Western Gas Partners LP	2.600%	8/15/18	4,500	4,478
Western Gas Partners LP	5.375%	6/1/21	1,300	1,375
Williams Partners LP	5.250%	3/15/20	18,185	18,662
XTO Energy Inc.	6.250%	8/1/17	1,557	1,646
XTO Energy Inc.	5.500%	6/15/18	2,910	3,147
Other Industrial (0.0%)
Yale University Connecticut GO	2.086%	4/15/19	3,550	3,664

Technology (2.1%)
Adobe Systems Inc.	4.750%	2/1/20	1,900	2,103
Alphabet Inc.	3.625%	5/19/21	4,442	4,903
Altera Corp.	2.500%	11/15/18	15,555	16,059
Amphenol Corp.	1.550%	9/15/17	3,320	3,320
Amphenol Corp.	2.550%	1/30/19	8,435	8,594
Apple Inc.	1.300%	2/23/18	500	504
Apple Inc.	1.000%	5/3/18	28,013	28,072
Apple Inc.	1.700%	2/22/19	1,000	1,018
Apple Inc.	2.100%	5/6/19	11,793	12,133
Apple Inc.	1.550%	2/7/20	18,500	18,576
Apple Inc.	2.000%	5/6/20	22,350	22,906
Apple Inc.	2.250%	2/23/21	19,900	20,482
Apple Inc.	2.850%	5/6/21	14,592	15,421
Applied Materials Inc.	2.625%	10/1/20	5,700	5,923
Applied Materials Inc.	4.300%	6/15/21	3,450	3,847
Arrow Electronics Inc.	3.000%	3/1/18	2,000	2,020
Arrow Electronics Inc.	6.000%	4/1/20	1,299	1,447
Arrow Electronics Inc.	5.125%	3/1/21	1,125	1,224
Autodesk Inc.	1.950%	12/15/17	4,435	4,447
Autodesk Inc.	3.125%	6/15/20	1,975	2,029
Baidu Inc.	2.250%	11/28/17	5,719	5,773
Baidu Inc.	3.250%	8/6/18	5,955	6,106

28

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Baidu Inc.	2.750%	6/9/19	7,300	7,414
	Baidu Inc.	3.000%	6/30/20	4,600	4,703
	CA Inc.	5.375%	12/1/19	825	908
	CA Inc.	3.600%	8/1/20	4,325	4,513
	CDK Global Inc.	3.300%	10/15/19	1,500	1,502
	Cisco Systems Inc.	1.400%	2/28/18	7,100	7,164
	Cisco Systems Inc.	1.650%	6/15/18	8,650	8,762
	Cisco Systems Inc.	4.950%	2/15/19	9,876	10,847
	Cisco Systems Inc.	1.600%	2/28/19	4,700	4,772
	Cisco Systems Inc.	2.125%	3/1/19	18,000	18,493
	Cisco Systems Inc.	4.450%	1/15/20	13,344	14,733
	Cisco Systems Inc.	2.450%	6/15/20	22,770	23,708
	Cisco Systems Inc.	2.200%	2/28/21	14,000	14,430
	Cisco Systems Inc.	2.900%	3/4/21	2,350	2,496
	Corning Inc.	1.450%	11/15/17	1,750	1,749
	Corning Inc.	6.625%	5/15/19	5,000	5,633
	Corning Inc.	4.250%	8/15/20	832	900
5	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	3.480%	6/1/19	25,300	25,879
5	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	23,520	24,174
	Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,116
	EMC Corp.	1.875%	6/1/18	19,475	19,163
	EMC Corp.	2.650%	6/1/20	4,072	3,887
	Fidelity National Information Services Inc.	1.450%	6/5/17	4,265	4,261
	Fidelity National Information Services Inc.	2.000%	4/15/18	1,882	1,900
	Fidelity National Information Services Inc.	2.850%	10/15/18	3,775	3,875
	Fidelity National Information Services Inc.	3.625%	10/15/20	13,595	14,374
	Fiserv Inc.	2.700%	6/1/20	2,800	2,910
	Fiserv Inc.	4.625%	10/1/20	3,047	3,357
	Flextronics International Ltd.	4.625%	2/15/20	3,150	3,260
5	Hewlett Packard Enterprise Co.	2.450%	10/5/17	14,425	14,605
5	Hewlett Packard Enterprise Co.	2.850%	10/5/18	19,325	19,764
5	Hewlett Packard Enterprise Co.	3.600%	10/15/20	29,850	31,170
	HP Inc.	3.750%	12/1/20	400	423
	HP Inc.	4.650%	12/9/21	3,041	3,285
	Intel Corp.	1.350%	12/15/17	34,755	34,962
	Intel Corp.	2.450%	7/29/20	3,350	3,480
	International Business Machines Corp.	5.700%	9/14/17	10,753	11,357
	International Business Machines Corp.	1.125%	2/6/18	3,425	3,439
	International Business Machines Corp.	1.250%	2/8/18	8,625	8,679
	International Business Machines Corp.	7.625%	10/15/18	7,045	8,040
	International Business Machines Corp.	1.950%	2/12/19	13,275	13,610
	International Business Machines Corp.	1.800%	5/17/19	21,360	21,741
	International Business Machines Corp.	1.625%	5/15/20	1,696	1,713
	International Business Machines Corp.	2.250%	2/19/21	7,000	7,214
	Jabil Circuit Inc.	8.250%	3/15/18	1,350	1,475
	Jabil Circuit Inc.	5.625%	12/15/20	2,613	2,786
	Juniper Networks Inc.	3.125%	2/26/19	2,800	2,880
	Juniper Networks Inc.	3.300%	6/15/20	1,550	1,604
	Juniper Networks Inc.	4.600%	3/15/21	1,575	1,691
	Keysight Technologies Inc.	3.300%	10/30/19	3,200	3,241
	KLA-Tencor Corp.	2.375%	11/1/17	1,275	1,287
	KLA-Tencor Corp.	3.375%	11/1/19	1,600	1,659
	Lam Research Corp.	2.750%	3/15/20	3,610	3,695
	Lam Research Corp.	2.800%	6/15/21	5,100	5,249
	Lexmark International Inc.	6.650%	6/1/18	2,800	2,941
	Maxim Integrated Products Inc.	2.500%	11/15/18	3,003	3,053
	Microsoft Corp.	0.875%	11/15/17	1,118	1,120
	Microsoft Corp.	1.000%	5/1/18	350	350
	Microsoft Corp.	1.300%	11/3/18	24,842	25,068
	Microsoft Corp.	4.200%	6/1/19	7,075	7,731
	Microsoft Corp.	1.850%	2/12/20	10,000	10,185
	Microsoft Corp.	3.000%	10/1/20	900	960
	Microsoft Corp.	2.000%	11/3/20	18,075	18,542
	Microsoft Corp.	4.000%	2/8/21	200	223

29

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National Semiconductor Corp.	6.600%	6/15/17	3,325	3,500
	NetApp Inc.	2.000%	12/15/17	4,850	4,874
	NetApp Inc.	3.375%	6/15/21	1,975	2,011
	Oracle Corp.	1.200%	10/15/17	25,456	25,538
	Oracle Corp.	5.750%	4/15/18	6,455	6,988
	Oracle Corp.	2.375%	1/15/19	9,856	10,147
	Oracle Corp.	5.000%	7/8/19	13,950	15,474
	Oracle Corp.	2.250%	10/8/19	19,975	20,595
	Oracle Corp.	3.875%	7/15/20	9,625	10,529
	Oracle Corp.	1.900%	9/15/21	13,450	13,494
	Pitney Bowes Inc.	5.750%	9/15/17	2,200	2,298
	Pitney Bowes Inc.	5.600%	3/15/18	1,825	1,939
	Pitney Bowes Inc.	6.250%	3/15/19	4,549	5,021
	QUALCOMM Inc.	1.400%	5/18/18	9,500	9,585
	QUALCOMM Inc.	2.250%	5/20/20	10,072	10,358
	Seagate HDD Cayman	3.750%	11/15/18	5,667	5,667
	Symantec Corp.	4.200%	9/15/20	2,555	2,664
	Tech Data Corp.	3.750%	9/21/17	2,500	2,561
	Texas Instruments Inc.	1.650%	8/3/19	3,695	3,746
	Texas Instruments Inc.	1.750%	5/1/20	100	102
	Total System Services Inc.	2.375%	6/1/18	3,428	3,454
	Total System Services Inc.	3.800%	4/1/21	12,275	12,997
	Tyco Electronics Group SA	6.550%	10/1/17	8,099	8,614
	Tyco Electronics Group SA	2.350%	8/1/19	3,450	3,505
	Tyco Electronics Group SA	4.875%	1/15/21	5,602	6,170
	Xerox Corp.	6.350%	5/15/18	1,029	1,094
	Xerox Corp.	2.750%	3/15/19	13,500	13,422
	Xerox Corp.	5.625%	12/15/19	1,075	1,150
	Xerox Corp.	2.800%	5/15/20	2,725	2,625
	Xerox Corp.	4.500%	5/15/21	2,450	2,471
	Xilinx Inc.	2.125%	3/15/19	4,825	4,891
	Xilinx Inc.	3.000%	3/15/21	1,570	1,645
	Transportation (0.3%)
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,025	1,065
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,821	6,276
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	100	111
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	175	188
	Canadian National Railway Co.	5.850%	11/15/17	175	186
	Canadian National Railway Co.	5.550%	5/15/18	300	324
	Canadian National Railway Co.	5.550%	3/1/19	625	694
	Canadian Pacific Railway Co.	6.500%	5/15/18	494	534
	Canadian Pacific Railway Co.	7.250%	5/15/19	6,705	7,754
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	2,406	2,740
4	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	1,709	1,816
	CSX Corp.	6.250%	3/15/18	9,400	10,177
	CSX Corp.	7.375%	2/1/19	2,388	2,748
	CSX Corp.	4.250%	6/1/21	1,275	1,399
4	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	1,920	2,170
4	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	1,453	1,529
4	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	1,007	1,070
	FedEx Corp.	8.000%	1/15/19	1,940	2,257
	JB Hunt Transport Services Inc.	2.400%	3/15/19	2,400	2,432
5	Kansas City Southern	2.350%	5/15/20	2,150	2,057
	Norfolk Southern Corp.	5.750%	4/1/18	3,278	3,530
	Norfolk Southern Corp.	5.900%	6/15/19	2,625	2,947
4	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	978	1,103
	Ryder System Inc.	2.500%	3/1/18	2,650	2,692
	Ryder System Inc.	2.450%	11/15/18	7,925	8,059
	Ryder System Inc.	2.350%	2/26/19	4,135	4,179
	Ryder System Inc.	2.550%	6/1/19	350	356
	Ryder System Inc.	2.450%	9/3/19	6,200	6,307
	Ryder System Inc.	2.500%	5/11/20	3,800	3,872
	Ryder System Inc.	2.875%	9/1/20	1,800	1,838

30

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southwest Airlines Co.	2.750%	11/6/19	4,600	4,760
Southwest Airlines Co.	2.650%	11/5/20	1,670	1,722
Union Pacific Corp.	5.750%	11/15/17	2,000	2,124
Union Pacific Corp.	5.700%	8/15/18	2,650	2,902
Union Pacific Corp.	2.250%	2/15/19	3,452	3,541
Union Pacific Corp.	1.800%	2/1/20	3,800	3,859
Union Pacific Corp.	2.250%	6/19/20	6,650	6,840
Union Pacific Corp.	4.000%	2/1/21	2,700	2,978
United Parcel Service Inc.	1.125%	10/1/17	500	502
United Parcel Service Inc.	5.500%	1/15/18	8,210	8,776
United Parcel Service Inc.	5.125%	4/1/19	11,061	12,237
United Parcel Service Inc.	3.125%	1/15/21	5,482	5,874
				6,558,140
Utilities (1.5%)
Electric (1.4%)
Alabama Power Co.	5.500%	10/15/17	700	739
Ameren Corp.	2.700%	11/15/20	6,750	6,948
Ameren Illinois Co.	6.125%	11/15/17	2,000	2,138
American Electric Power Co. Inc.	1.650%	12/15/17	6,250	6,262
Appalachian Power Co.	4.600%	3/30/21	4,092	4,513
Arizona Public Service Co.	8.750%	3/1/19	2,535	3,006
Arizona Public Service Co.	2.200%	1/15/20	4,847	4,966
Atlantic City Electric Co.	7.750%	11/15/18	1,550	1,779
Berkshire Hathaway Energy Co.	5.750%	4/1/18	4,525	4,881
Berkshire Hathaway Energy Co.	2.000%	11/15/18	1,825	1,855
Berkshire Hathaway Energy Co.	2.400%	2/1/20	3,650	3,751
Black Hills Corp.	2.500%	1/11/19	1,650	1,684
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,000	2,021
CenterPoint Energy Inc.	6.500%	5/1/18	2,550	2,764
Cleveland Electric Illuminating Co.	5.700%	4/1/17	519	533
Cleveland Electric Illuminating Co.	8.875%	11/15/18	900	1,053
CMS Energy Corp.	6.550%	7/17/17	2,500	2,636
CMS Energy Corp.	5.050%	2/15/18	2,800	2,964
CMS Energy Corp.	8.750%	6/15/19	4,925	5,937
CMS Energy Corp.	6.250%	2/1/20	1,000	1,152
Commonwealth Edison Co.	6.150%	9/15/17	2,525	2,680
Commonwealth Edison Co.	5.800%	3/15/18	832	899
Commonwealth Edison Co.	2.150%	1/15/19	4,375	4,462
Commonwealth Edison Co.	4.000%	8/1/20	3,651	3,984
Connecticut Light & Power Co.	5.650%	5/1/18	780	843
Connecticut Light & Power Co.	5.500%	2/1/19	100	111
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	6,095	6,593
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,025	2,310
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	3,550	4,053
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	425	472
Consolidated Edison Inc.	2.000%	5/15/21	3,175	3,210
Constellation Energy Group Inc.	5.150%	12/1/20	3,035	3,395
Consumers Energy Co.	5.650%	9/15/18	2,625	2,876
Consumers Energy Co.	6.125%	3/15/19	8,600	9,752
Consumers Energy Co.	6.700%	9/15/19	400	467
Dominion Resources Inc.	1.400%	9/15/17	3,700	3,697
Dominion Resources Inc.	6.400%	6/15/18	864	943
Dominion Resources Inc.	2.962%	7/1/19	4,700	4,789
Dominion Resources Inc.	5.200%	8/15/19	1,650	1,828
Dominion Resources Inc.	2.500%	12/1/19	4,900	5,007
Dominion Resources Inc.	4.450%	3/15/21	6,439	7,117
DTE Electric Co.	5.600%	6/15/18	35	38
DTE Electric Co.	3.450%	10/1/20	1,855	1,996
DTE Electric Co.	3.900%	6/1/21	925	1,017
DTE Energy Co.	2.400%	12/1/19	3,150	3,212
Duke Energy Carolinas LLC	5.100%	4/15/18	6,702	7,173
Duke Energy Carolinas LLC	7.000%	11/15/18	840	952
Duke Energy Carolinas LLC	4.300%	6/15/20	2,800	3,112

31

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Carolinas LLC	3.900%	6/15/21	2,600	2,870
	Duke Energy Corp.	1.625%	8/15/17	7,647	7,687
	Duke Energy Corp.	2.100%	6/15/18	4,100	4,137
	Duke Energy Corp.	6.250%	6/15/18	695	757
	Duke Energy Corp.	5.050%	9/15/19	3,250	3,582
	Duke Energy Florida LLC	5.650%	6/15/18	4,850	5,273
	Duke Energy Indiana LLC	3.750%	7/15/20	3,874	4,207
	Duke Energy Ohio Inc.	5.450%	4/1/19	2,743	3,045
	Duke Energy Progress LLC	5.300%	1/15/19	4,075	4,487
	Edison International	3.750%	9/15/17	932	960
5	Emera US Finance LP	2.150%	6/15/19	2,600	2,632
5	Emera US Finance LP	2.700%	6/15/21	4,200	4,281
	Entergy Corp.	5.125%	9/15/20	5,725	6,324
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	7,000	7,597
	Entergy Gulf States Louisiana LLC	3.950%	10/1/20	500	544
	Entergy Texas Inc.	7.125%	2/1/19	4,435	5,009
	Eversource Energy	1.450%	5/1/18	4,015	4,021
	Eversource Energy	4.500%	11/15/19	2,425	2,658
	Eversource Energy	2.500%	3/15/21	2,300	2,368
	Exelon Corp.	2.850%	6/15/20	3,500	3,617
	Exelon Corp.	2.450%	4/15/21	4,150	4,213
	Exelon Generation Co. LLC	6.200%	10/1/17	6,091	6,438
	Exelon Generation Co. LLC	5.200%	10/1/19	2,150	2,379
	Exelon Generation Co. LLC	2.950%	1/15/20	9,500	9,766
	Exelon Generation Co. LLC	4.000%	10/1/20	625	667
	Florida Power & Light Co.	5.550%	11/1/17	1,850	1,958
	Georgia Power Co.	5.400%	6/1/18	3,510	3,783
	Georgia Power Co.	1.950%	12/1/18	8,725	8,869
	Georgia Power Co.	2.400%	4/1/21	5,700	5,891
	Great Plains Energy Inc.	4.850%	6/1/21	4,700	5,167
	Indiana Michigan Power Co.	7.000%	3/15/19	4,772	5,422
	Integrys Holding Inc.	4.170%	11/1/20	600	660
	Jersey Central Power & Light Co.	5.650%	6/1/17	1,550	1,605
	Kansas City Power & Light Co.	5.850%	6/15/17	200	207
	Kansas City Power & Light Co.	7.150%	4/1/19	5,200	5,976
	LG&E & KU Energy LLC	3.750%	11/15/20	6,470	6,951
	Metropolitan Edison Co.	7.700%	1/15/19	2,423	2,739
	MidAmerican Energy Co.	5.950%	7/15/17	925	970
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	10,535	11,241
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	225	272
	National Rural Utilities Cooperative Finance Corp.	2.150%	2/1/19	9,250	9,459
	National Rural Utilities Cooperative Finance Corp.	1.650%	2/8/19	500	506
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	400	412
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	7,524	7,657
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	3,435	3,554
	Nevada Power Co.	6.500%	5/15/18	4,225	4,638
	Nevada Power Co.	6.500%	8/1/18	6,774	7,499
	Nevada Power Co.	7.125%	3/15/19	2,200	2,541
	NextEra Energy Capital Holdings Inc.	2.056%	9/1/17	557	561
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	2,850	3,158
	NextEra Energy Capital Holdings Inc.	2.300%	4/1/19	2,500	2,547
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	3,150	3,214
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	3,000	3,082
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,525	3,848
4	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	5,050	4,116
	Northern States Power Co.	5.250%	3/1/18	2,337	2,500
	Northern States Power Co.	2.200%	8/15/20	2,300	2,378
	NorthWestern Corp.	6.340%	4/1/19	2,000	2,247
	NSTAR Electric Co.	5.625%	11/15/17	3,025	3,205
	Ohio Power Co.	6.050%	5/1/18	4,990	5,389
	Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,000	2,090
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	1,215	1,353
	Oncor Electric Delivery Co. LLC	2.150%	6/1/19	4,560	4,634
	Pacific Gas & Electric Co.	5.625%	11/30/17	11,834	12,558

32

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pacific Gas & Electric Co.	8.250%	10/15/18	2,625	3,028
	Pacific Gas & Electric Co.	3.500%	10/1/20	6,910	7,439
	Pacific Gas & Electric Co.	4.250%	5/15/21	2,940	3,257
	PacifiCorp	5.650%	7/15/18	6,053	6,618
	PacifiCorp	5.500%	1/15/19	5,740	6,327
	PacifiCorp	3.850%	6/15/21	2,600	2,865
	PECO Energy Co.	5.350%	3/1/18	3,787	4,048
	Pennsylvania Electric Co.	6.050%	9/1/17	2,600	2,732
	Pennsylvania Electric Co.	5.200%	4/1/20	1,550	1,635
	PG&E Corp.	2.400%	3/1/19	6,100	6,216
	Portland General Electric Co.	6.100%	4/15/19	2,855	3,205
	PPL Capital Funding Inc.	1.900%	6/1/18	10,495	10,549
	Progress Energy Inc.	7.050%	3/15/19	1,950	2,226
	Progress Energy Inc.	4.875%	12/1/19	2,736	3,012
	Progress Energy Inc.	4.400%	1/15/21	4,472	4,895
	PSEG Power LLC	5.125%	4/15/20	4,037	4,419
	PSEG Power LLC	3.000%	6/15/21	4,000	4,069
	Public Service Co. of Colorado	5.125%	6/1/19	2,925	3,263
	Public Service Co. of Colorado	3.200%	11/15/20	1,800	1,927
	Public Service Co. of New Mexico	7.950%	5/15/18	3,531	3,909
	Public Service Co. of Oklahoma	5.150%	12/1/19	1,725	1,920
	Public Service Co. of Oklahoma	4.400%	2/1/21	796	872
	Public Service Electric & Gas Co.	2.300%	9/15/18	11,725	11,992
	Public Service Electric & Gas Co.	2.000%	8/15/19	3,000	3,074
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,375	1,478
	Public Service Electric & Gas Co.	1.900%	3/15/21	2,100	2,141
	Puget Energy Inc.	6.500%	12/15/20	4,100	4,779
	SCANA Corp.	4.750%	5/15/21	3,875	4,139
	South Carolina Electric & Gas Co.	5.250%	11/1/18	5,433	5,917
	South Carolina Electric & Gas Co.	6.500%	11/1/18	813	908
	Southern California Edison Co.	5.500%	8/15/18	5,565	6,088
	Southern California Edison Co.	3.875%	6/1/21	3,500	3,858
	Southern Co.	1.300%	8/15/17	2,350	2,349
	Southern Co.	1.550%	7/1/18	3,775	3,800
	Southern Co.	1.850%	7/1/19	5,500	5,570
	Southern Co.	2.150%	9/1/19	2,675	2,723
	Southern Co.	2.750%	6/15/20	4,850	5,030
	Southern Co.	2.350%	7/1/21	2,200	2,243
	Southern Power Co.	1.850%	12/1/17	8,000	8,069
	Southern Power Co.	1.500%	6/1/18	2,400	2,412
	Southern Power Co.	2.375%	6/1/20	2,000	2,032
	Southwestern Electric Power Co.	5.875%	3/1/18	250	267
	Southwestern Electric Power Co.	6.450%	1/15/19	3,772	4,209
	Tampa Electric Co.	6.100%	5/15/18	2,845	3,079
	Tampa Electric Co.	5.400%	5/15/21	1,900	2,176
	TECO Finance Inc.	5.150%	3/15/20	5,100	5,668
	TransAlta Corp.	6.900%	5/15/18	2,350	2,431
	Union Electric Co.	6.700%	2/1/19	2,025	2,302
	Virginia Electric & Power Co.	5.950%	9/15/17	2,837	3,003
	Virginia Electric & Power Co.	1.200%	1/15/18	6,330	6,338
	Virginia Electric & Power Co.	5.400%	4/30/18	379	407
	WEC Energy Group Inc.	1.650%	6/15/18	1,800	1,814
	WEC Energy Group Inc.	2.450%	6/15/20	2,000	2,052
4	WEC Energy Group Inc.	6.250%	5/15/67	2,400	1,878
	Wisconsin Electric Power Co.	1.700%	6/15/18	500	504
	Wisconsin Electric Power Co.	4.250%	12/15/19	350	382
	Wisconsin Power & Light Co.	5.000%	7/15/19	2,260	2,477
	Wisconsin Public Service Corp.	1.650%	12/4/18	6,525	6,617
	Xcel Energy Inc.	4.700%	5/15/20	5,235	5,790
	Xcel Energy Inc.	2.400%	3/15/21	3,800	3,909
	Natural Gas (0.1%)
	AGL Capital Corp.	5.250%	8/15/19	225	246
	Atmos Energy Corp.	6.350%	6/15/17	45	47

33

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	British Transco Finance Inc.	6.625%	6/1/18	350	385
	CenterPoint Energy Resources Corp.	6.125%	11/1/17	3,587	3,801
	CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,310	5,725
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,150	3,420
	NiSource Finance Corp.	6.400%	3/15/18	7,840	8,486
	NiSource Finance Corp.	6.800%	1/15/19	1,888	2,123
	NiSource Finance Corp.	5.450%	9/15/20	200	227
	ONE Gas Inc.	2.070%	2/1/19	5,675	5,760
	Sempra Energy	6.150%	6/15/18	11,105	12,080
	Sempra Energy	9.800%	2/15/19	3,445	4,148
	Sempra Energy	2.400%	3/15/20	3,118	3,154
	Sempra Energy	2.850%	11/15/20	3,350	3,475
	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	200	212
					678,571

Total Corporate Bonds (Cost $12,154,916)					12,338,532

Sovereign Bonds (U.S. Dollar-Denominated) (7.6%)
	African Development Bank	1.125%	3/15/17	9,085	9,110
	African Development Bank	0.875%	5/15/17	7,000	7,016
	African Development Bank	0.875%	3/15/18	30,500	30,568
	African Development Bank	1.625%	10/2/18	6,100	6,212
	African Development Bank	1.125%	3/4/19	2,525	2,537
	African Development Bank	1.375%	2/12/20	3,650	3,692
	Agricultural Bank Of China	2.000%	5/21/18	2,250	2,265
	Agricultural Bank Of China	2.750%	5/21/20	2,100	2,157
	Asian Development Bank	5.250%	6/12/17	3,300	3,441
	Asian Development Bank	0.750%	7/28/17	24,070	24,087
	Asian Development Bank	0.875%	4/26/18	18,000	18,042
	Asian Development Bank	1.125%	6/5/18	22,000	22,117
	Asian Development Bank	5.593%	7/16/18	6,380	6,987
	Asian Development Bank	1.750%	9/11/18	7,550	7,707
	Asian Development Bank	1.500%	9/28/18	600	609
	Asian Development Bank	1.875%	10/23/18	4,260	4,365
	Asian Development Bank	1.375%	1/15/19	17,500	17,683
	Asian Development Bank	1.750%	3/21/19	13,200	13,520
	Asian Development Bank	1.875%	4/12/19	3,900	4,005
	Asian Development Bank	1.500%	1/22/20	15,400	15,623
	Asian Development Bank	1.375%	3/23/20	4,000	4,047
	Asian Development Bank	1.625%	8/26/20	12,170	12,397
	Asian Development Bank	1.625%	3/16/21	21,850	22,280
5	Bank of England	1.250%	3/14/19	5,500	5,549
	Canada	1.125%	3/19/18	21,500	21,649
	Canada	1.625%	2/27/19	13,670	13,938
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	9,475	9,483
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	2,825	2,836
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	7,300	7,309
	Corp. Andina de Fomento	5.750%	1/12/17	1,415	1,448
	Corp. Andina de Fomento	1.500%	8/8/17	15,500	15,523
	Corp. Andina de Fomento	2.000%	5/10/19	5,000	5,027
	Corp. Andina de Fomento	8.125%	6/4/19	4,705	5,551
	Council Of Europe Development Bank	1.500%	6/19/17	10,275	10,351
	Council Of Europe Development Bank	1.000%	3/7/18	6,075	6,093
	Council Of Europe Development Bank	1.125%	5/31/18	6,775	6,808
	Council Of Europe Development Bank	1.750%	11/14/19	2,000	2,040
	Council Of Europe Development Bank	1.625%	3/10/20	10,105	10,291
	Council Of Europe Development Bank	1.625%	3/16/21	5,600	5,679
6	Development Bank of Japan Inc.	5.125%	2/1/17	3,650	3,737
	Ecopetrol SA	4.250%	9/18/18	4,500	4,646
	Ecopetrol SA	7.625%	7/23/19	10,050	11,556
	European Bank for Reconstruction & Development	1.000%	2/16/17	12,350	12,373
	European Bank for Reconstruction & Development	0.750%	9/1/17	10,125	10,132

34

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	European Bank for Reconstruction & Development	1.000%	6/15/18	8,100	8,143
	European Bank for Reconstruction & Development	1.000%	9/17/18	18,850	18,918
	European Bank for Reconstruction & Development	1.625%	11/15/18	9,475	9,650
	European Bank for Reconstruction & Development	1.750%	6/14/19	8,300	8,472
	European Bank for Reconstruction & Development	1.750%	11/26/19	4,250	4,351
	European Bank for Reconstruction & Development	1.500%	3/16/20	7,650	7,757
	European Investment Bank	1.625%	6/15/17	19,000	19,171
	European Investment Bank	1.000%	8/17/17	30,950	31,045
	European Investment Bank	1.125%	9/15/17	32,350	32,500
	European Investment Bank	1.000%	12/15/17	19,700	19,747
	European Investment Bank	1.000%	3/15/18	17,900	17,941
	European Investment Bank	1.250%	5/15/18	16,500	16,642
	European Investment Bank	1.000%	6/15/18	29,050	29,176
	European Investment Bank	1.125%	8/15/18	21,975	22,076
	European Investment Bank	1.625%	12/18/18	13,500	13,749
	European Investment Bank	1.875%	3/15/19	43,220	44,264
	European Investment Bank	1.250%	5/15/19	14,500	14,588
	European Investment Bank	1.750%	6/17/19	46,700	47,627
	European Investment Bank	1.125%	8/15/19	55,000	55,288
	European Investment Bank	1.625%	3/16/20	12,150	12,375
	European Investment Bank	1.375%	6/15/20	32,200	32,500
	European Investment Bank	2.875%	9/15/20	2,500	2,668
	European Investment Bank	1.625%	12/15/20	12,615	12,806
	European Investment Bank	4.000%	2/16/21	13,270	14,861
	European Investment Bank	2.000%	3/15/21	30,400	31,390
	European Investment Bank	2.500%	4/15/21	23,225	24,486
	European Investment Bank	1.625%	6/15/21	37,000	37,427
	Export Development Canada	0.750%	12/15/17	2,950	2,949
	Export Development Canada	1.000%	6/15/18	9,075	9,118
	Export Development Canada	1.500%	10/3/18	3,800	3,854
	Export Development Canada	1.000%	11/1/18	6,000	6,033
	Export Development Canada	1.250%	2/4/19	5,200	5,260
7	Export Development Canada	1.750%	8/19/19	3,800	3,885
7	Export Development Canada	1.625%	12/3/19	12,200	12,424
	Export Development Canada	1.500%	5/26/21	17,500	17,771
	Export-Import Bank of Korea	1.750%	2/27/18	3,250	3,262
	Export-Import Bank of Korea	2.875%	9/17/18	9,900	10,171
	Export-Import Bank of Korea	2.375%	8/12/19	1,650	1,687
	Export-Import Bank of Korea	2.250%	1/21/20	500	507
	Export-Import Bank of Korea	5.125%	6/29/20	6,400	7,198
	Export-Import Bank of Korea	2.625%	12/30/20	5,700	5,861
	Export-Import Bank of Korea	4.000%	1/29/21	11,484	12,474
	Export-Import Bank of Korea	2.125%	2/11/21	4,800	4,859
	Export-Import Bank of Korea	2.500%	5/10/21	2,000	2,040
	FMS Wertmanagement AoeR	1.125%	9/5/17	5,600	5,626
	FMS Wertmanagement AoeR	1.000%	11/21/17	9,725	9,756
	FMS Wertmanagement AoeR	1.250%	7/30/18	9,700	9,767
	FMS Wertmanagement AoeR	1.625%	11/20/18	14,450	14,701
	FMS Wertmanagement AoeR	1.750%	3/17/20	8,500	8,711
	Hydro-Quebec	1.375%	6/19/17	6,100	6,105
	Hydro-Quebec	9.400%	2/1/21	2,025	2,679
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	8,900	8,977
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	6,250	6,477
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,000	5,063
	Inter-American Development Bank	1.375%	10/18/16	200	200
	Inter-American Development Bank	1.125%	3/15/17	20,985	21,038
	Inter-American Development Bank	1.000%	7/14/17	16,300	16,359
	Inter-American Development Bank	2.375%	8/15/17	9,300	9,466
	Inter-American Development Bank	0.875%	3/15/18	13,225	13,232
	Inter-American Development Bank	1.750%	8/24/18	15,075	15,354
	Inter-American Development Bank	1.125%	8/28/18	14,275	14,348
	Inter-American Development Bank	4.250%	9/10/18	2,200	2,364
	Inter-American Development Bank	1.000%	5/13/19	15,300	15,328
	Inter-American Development Bank	1.125%	9/12/19	8,200	8,244

35

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Inter-American Development Bank	3.875%	9/17/19	10,500	11,447
	Inter-American Development Bank	1.750%	10/15/19	18,200	18,589
	Inter-American Development Bank	3.875%	2/14/20	6,675	7,335
	Inter-American Development Bank	1.875%	6/16/20	31,720	32,651
	Inter-American Development Bank	2.125%	11/9/20	13,500	14,019
	Inter-American Development Bank	1.875%	3/15/21	23,000	23,629
	International Bank for Reconstruction & Development	0.750%	12/15/16	10,950	10,955
	International Bank for Reconstruction & Development	0.875%	4/17/17	27,650	27,687
	International Bank for Reconstruction & Development	1.125%	7/18/17	11,700	11,747
	International Bank for Reconstruction & Development	1.000%	11/15/17	14,300	14,355
	International Bank for Reconstruction & Development	1.375%	4/10/18	22,400	22,615
	International Bank for Reconstruction & Development	1.000%	6/15/18	40,000	40,090
	International Bank for Reconstruction & Development	0.875%	7/19/18	40,000	40,058
	International Bank for Reconstruction & Development	1.000%	10/5/18	23,000	23,111
	International Bank for Reconstruction & Development	1.875%	3/15/19	29,500	30,229
	International Bank for Reconstruction & Development	1.250%	7/26/19	30,000	30,358
	International Bank for Reconstruction & Development	1.875%	10/7/19	23,175	23,767
	International Bank for Reconstruction & Development	1.375%	3/30/20	18,000	18,258
	International Bank for Reconstruction & Development	2.125%	11/1/20	16,000	16,661
	International Bank for Reconstruction & Development	1.625%	3/9/21	17,000	17,271
	International Bank for Reconstruction & Development	1.375%	5/24/21	23,000	23,209
	International Finance Corp.	1.000%	4/24/17	19,100	19,131
	International Finance Corp.	2.125%	11/17/17	1,050	1,066
	International Finance Corp.	0.875%	6/15/18	22,500	22,477
	International Finance Corp.	1.250%	7/16/18	3,300	3,319
	International Finance Corp.	1.750%	9/4/18	22,700	23,068
	International Finance Corp.	1.750%	9/16/19	12,625	12,924
	International Finance Corp.	1.625%	7/16/20	15,200	15,552
6	Japan Bank for International Cooperation	1.125%	7/19/17	12,325	12,320
6	Japan Bank for International Cooperation	1.750%	7/31/18	15,650	15,798
6	Japan Bank for International Cooperation	1.750%	11/13/18	12,500	12,632
6	Japan Bank for International Cooperation	2.125%	2/7/19	6,800	6,942
6	Japan Bank for International Cooperation	1.750%	5/29/19	11,950	12,074
6	Japan Bank for International Cooperation	1.750%	5/28/20	8,500	8,582
6	Japan Bank for International Cooperation	1.875%	4/20/21	4,500	4,523
6	Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,132
6	Japan Finance Organization for Municipalities	4.000%	1/13/21	6,000	6,589
8	KFW	0.875%	9/5/17	26,525	26,581
8	KFW	0.875%	12/15/17	19,000	19,039
8	KFW	1.000%	1/26/18	48,450	48,620
8	KFW	4.375%	3/15/18	19,050	20,197
8	KFW	0.875%	4/19/18	39,500	39,571
8	KFW	1.000%	6/11/18	35,200	35,332
8	KFW	4.500%	7/16/18	13,075	14,042
8	KFW	1.125%	8/6/18	36,600	36,835
8	KFW	1.125%	11/16/18	15,000	15,098
8	KFW	1.500%	2/6/19	33,500	34,043
8	KFW	1.875%	4/1/19	11,400	11,711
8	KFW	4.875%	6/17/19	18,120	20,163
8	KFW	1.750%	10/15/19	11,000	11,253
8	KFW	4.000%	1/27/20	23,475	25,851
8	KFW	1.500%	4/20/20	48,050	48,811
8	KFW	1.875%	6/30/20	25,450	26,214
8	KFW	2.750%	9/8/20	23,475	24,988
8	KFW	2.750%	10/1/20	11,200	11,914
8	KFW	1.625%	3/15/21	21,300	21,719
8	KFW	1.500%	6/15/21	37,900	38,384
	Korea Development Bank	2.250%	8/7/17	2,650	2,682
	Korea Development Bank	3.500%	8/22/17	6,650	6,821
	Korea Development Bank	1.500%	1/22/18	4,500	4,508
	Korea Development Bank	2.875%	8/22/18	500	514
	Korea Development Bank	3.000%	3/17/19	9,800	10,133
	Korea Development Bank	2.500%	1/13/21	9,500	9,699
8	Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,690	6,854

36

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Landwirtschaftliche Rentenbank	0.875%	9/12/17	6,125	6,128
8	Landwirtschaftliche Rentenbank	1.000%	4/4/18	19,125	19,111
8	Landwirtschaftliche Rentenbank	1.875%	9/17/18	11,200	11,377
8	Landwirtschaftliche Rentenbank	1.750%	4/15/19	5,925	6,013
8	Landwirtschaftliche Rentenbank	1.375%	10/23/19	5,225	5,227
	Nexen Energy ULC	6.200%	7/30/19	3,510	3,921
	Nordic Investment Bank	5.000%	2/1/17	8,650	8,860
	Nordic Investment Bank	1.000%	3/7/17	6,150	6,160
	Nordic Investment Bank	1.125%	2/25/19	9,000	9,059
	Nordic Investment Bank	1.875%	6/14/19	4,050	4,157
	Nordic Investment Bank	1.500%	9/29/20	8,000	8,148
	North American Development Bank	2.300%	10/10/18	2,700	2,757
	North American Development Bank	4.375%	2/11/20	675	737
9	Oesterreichische Kontrollbank AG	1.125%	5/29/18	11,550	11,572
9	Oesterreichische Kontrollbank AG	1.625%	3/12/19	6,500	6,572
9	Oesterreichische Kontrollbank AG	1.125%	4/26/19	17,800	17,761
9	Oesterreichische Kontrollbank AG	1.375%	2/10/20	8,550	8,524
9	Oesterreichische Kontrollbank AG	1.500%	10/21/20	15,200	15,306
9	Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,300	10,536
	Petroleos Mexicanos	5.750%	3/1/18	24,485	25,698
	Petroleos Mexicanos	3.500%	7/18/18	20,875	21,065
	Petroleos Mexicanos	3.125%	1/23/19	2,400	2,405
5	Petroleos Mexicanos	5.500%	2/4/19	10,000	10,538
	Petroleos Mexicanos	8.000%	5/3/19	5,650	6,319
	Petroleos Mexicanos	6.000%	3/5/20	5,050	5,438
	Petroleos Mexicanos	3.500%	7/23/20	9,200	9,141
	Petroleos Mexicanos	5.500%	1/21/21	21,810	23,033
5	Petroleos Mexicanos	6.375%	2/4/21	11,500	12,480
	Province of British Columbia	1.200%	4/25/17	4,300	4,312
	Province of Manitoba	4.900%	12/6/16	5,450	5,541
	Province of Manitoba	1.300%	4/3/17	1,100	1,104
	Province of Manitoba	1.125%	6/1/18	2,330	2,344
	Province of Manitoba	1.750%	5/30/19	5,725	5,817
	Province of Manitoba	9.250%	4/1/20	1,500	1,918
	Province of Manitoba	2.050%	11/30/20	9,700	9,980
	Province of New Brunswick	2.750%	6/15/18	6,750	6,948
	Province of Ontario	1.100%	10/25/17	16,300	16,352
	Province of Ontario	3.150%	12/15/17	1,150	1,188
	Province of Ontario	1.200%	2/14/18	18,500	18,570
	Province of Ontario	2.000%	9/27/18	6,900	7,037
	Province of Ontario	1.625%	1/18/19	35,000	35,455
	Province of Ontario	2.000%	1/30/19	17,700	18,091
	Province of Ontario	1.250%	6/17/19	11,000	11,075
	Province of Ontario	1.650%	9/27/19	11,825	11,980
	Province of Ontario	4.000%	10/7/19	11,550	12,558
	Province of Ontario	4.400%	4/14/20	2,675	2,973
	Province of Ontario	1.875%	5/21/20	8,000	8,157
	Quebec	4.625%	5/14/18	400	427
	Quebec	3.500%	7/29/20	3,413	3,699
	Republic of Chile	3.875%	8/5/20	2,123	2,294
	Republic of Colombia	7.375%	3/18/19	22,585	25,747
	Republic of Colombia	11.750%	2/25/20	2,025	2,669
	Republic of Italy	5.375%	6/12/17	6,500	6,730
	Republic of Korea	7.125%	4/16/19	15,350	17,794
	Republic of Panama	5.200%	1/30/20	8,895	9,829
	Republic of Peru	7.125%	3/30/19	8,100	9,338
	Republic of Poland	6.375%	7/15/19	24,788	28,084
	Republic of Poland	5.125%	4/21/21	12,165	13,651
	Republic of South Africa	6.875%	5/27/19	11,875	13,210
	Republic of South Africa	5.500%	3/9/20	4,830	5,181
	Republic of the Philippines	9.875%	1/15/19	6,650	8,024
	Republic of the Philippines	8.375%	6/17/19	12,475	14,879
	Republic of the Philippines	4.000%	1/15/21	1,850	2,026

37

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Turkey	7.500%	7/14/17	12,775	13,531
Republic of Turkey	6.750%	4/3/18	20,530	22,047
Republic of Turkey	7.000%	3/11/19	16,075	17,779
Republic of Turkey	7.500%	11/7/19	2,650	3,024
Republic of Turkey	7.000%	6/5/20	13,973	15,836
Republic of Turkey	5.625%	3/30/21	17,200	18,724
State of Israel	5.125%	3/26/19	13,605	14,964
Statoil ASA	3.125%	8/17/17	10,829	11,075
Statoil ASA	1.250%	11/9/17	6,100	6,118
Statoil ASA	6.700%	1/15/18	4,765	5,148
Statoil ASA	1.200%	1/17/18	1,475	1,474
Statoil ASA	1.150%	5/15/18	5,570	5,552
Statoil ASA	1.950%	11/8/18	1,625	1,646
Statoil ASA	5.250%	4/15/19	9,810	10,799
Statoil ASA	2.250%	11/8/19	8,897	9,106
Statoil ASA	2.900%	11/8/20	6,175	6,446
Svensk Exportkredit AB	1.750%	5/30/17	3,335	3,362
Svensk Exportkredit AB	1.125%	4/5/18	6,000	6,021
Svensk Exportkredit AB	1.250%	4/12/19	13,000	13,076
Svensk Exportkredit AB	1.875%	6/17/19	7,600	7,767
Svensk Exportkredit AB	1.875%	6/23/20	8,500	8,664
Svensk Exportkredit AB	1.750%	3/10/21	8,500	8,649
United Mexican States	11.375%	9/15/16	12,375	12,612
United Mexican States	5.950%	3/19/19	10,000	11,173
United Mexican States	5.125%	1/15/20	15,221	16,897
United Mexican States	3.500%	1/21/21	10,550	11,162

Total Sovereign Bonds (Cost $3,357,726)				3,401,676

Taxable Municipal Bonds (0.1%)
California GO	6.200%	3/1/19	500	564
California GO	6.200%	10/1/19	3,725	4,297
Cornell University New York GO	5.450%	2/1/19	925	1,026
Dartmouth College New Hampshire GO	4.750%	6/1/19	544	602
Emory University Georgia GO	5.625%	9/1/19	1,605	1,825
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	1,650	1,699
Florida Board of Administration Finance Corp Revenue `	2.163%	7/1/19	7,000	7,186
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.995%	7/1/20	6,995	7,314
Illinois GO	5.365%	3/1/17	5,000	5,125
Illinois GO	5.665%	3/1/18	9,450	9,974
Illinois GO	5.877%	3/1/19	3,980	4,307
10 New Jersey Economic Development Authority
Revenue	0.000%	2/15/20	1,350	1,235
Princeton University New Jersey GO	4.950%	3/1/19	720	794
Stanford University California GO	4.750%	5/1/19	1,150	1,264
University of California Revenue	1.796%	7/1/19	5,220	5,338
Total Taxable Municipal Bonds (Cost $51,488)				52,550

38

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
11 Vanguard Market Liquidity Fund
(Cost $418,887)	0.538%	418,886,758	418,887

Total Investments (100.5%) (Cost $44,517,057)			45,129,684
Other Assets and Liabilities—Net (-0.5%)			(228,197)
Net Assets (100%)			44,901,487

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $343,159,000, representing
0.8% of net assets.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Government of Canada.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the Republic of Austria.
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

39

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (52.6%)
U.S. Government Securities (51.3%)
	United States Treasury Note/Bond	2.625%	11/15/20	41,072	44,011
	United States Treasury Note/Bond	3.625%	2/15/21	90,615	101,433
	United States Treasury Note/Bond	3.125%	5/15/21	216,573	238,297
	United States Treasury Note/Bond	8.125%	5/15/21	10,000	13,394
	United States Treasury Note/Bond	2.000%	5/31/21	100,100	104,839
	United States Treasury Note/Bond	1.125%	6/30/21	40	40
	United States Treasury Note/Bond	2.125%	6/30/21	239,520	252,320
	United States Treasury Note/Bond	2.250%	7/31/21	169,555	179,676
	United States Treasury Note/Bond	2.125%	8/15/21	286,378	301,860
	United States Treasury Note/Bond	8.125%	8/15/21	17,300	23,425
	United States Treasury Note/Bond	2.000%	8/31/21	251,510	263,457
	United States Treasury Note/Bond	2.125%	9/30/21	210,831	222,228
	United States Treasury Note/Bond	2.000%	10/31/21	233,960	245,110
	United States Treasury Note/Bond	2.000%	11/15/21	251,645	263,872
	United States Treasury Note/Bond	8.000%	11/15/21	36,300	49,430
	United States Treasury Note/Bond	1.875%	11/30/21	271,828	283,125
	United States Treasury Note/Bond	2.125%	12/31/21	173,284	182,733
	United States Treasury Note/Bond	1.500%	1/31/22	168,100	171,541
	United States Treasury Note/Bond	2.000%	2/15/22	108,058	113,224
	United States Treasury Note/Bond	1.750%	2/28/22	200,611	207,382
	United States Treasury Note/Bond	1.750%	3/31/22	207,992	214,947
	United States Treasury Note/Bond	1.750%	4/30/22	291,545	301,294
	United States Treasury Note/Bond	1.750%	5/15/22	196,535	203,107
	United States Treasury Note/Bond	1.875%	5/31/22	157,170	163,505
	United States Treasury Note/Bond	2.125%	6/30/22	70,130	73,965
	United States Treasury Note/Bond	2.000%	7/31/22	181,200	189,751
	United States Treasury Note/Bond	1.625%	8/15/22	171,817	176,219
	United States Treasury Note/Bond	7.250%	8/15/22	2,500	3,404
	United States Treasury Note/Bond	1.875%	8/31/22	264,564	275,065
	United States Treasury Note/Bond	1.750%	9/30/22	87,965	90,769
	United States Treasury Note/Bond	1.875%	10/31/22	76,915	79,944
	United States Treasury Note/Bond	1.625%	11/15/22	293,185	300,148
	United States Treasury Note/Bond	2.000%	11/30/22	354,950	371,533
	United States Treasury Note/Bond	2.125%	12/31/22	95,274	100,455
	United States Treasury Note/Bond	1.750%	1/31/23	243,490	250,985
	United States Treasury Note/Bond	2.000%	2/15/23	197,020	206,410
	United States Treasury Note/Bond	7.125%	2/15/23	35,000	48,180
	United States Treasury Note/Bond	1.500%	2/28/23	155,120	157,447
	United States Treasury Note/Bond	1.500%	3/31/23	128,010	129,870
	United States Treasury Note/Bond	1.625%	4/30/23	34,135	34,914
	United States Treasury Note/Bond	1.750%	5/15/23	733,805	757,199
	United States Treasury Note/Bond	1.625%	5/31/23	275,300	281,580
	United States Treasury Note/Bond	1.375%	6/30/23	22,600	22,724
	United States Treasury Note/Bond	2.500%	8/15/23	750,860	813,512
	United States Treasury Note/Bond	6.250%	8/15/23	76,500	102,557
	United States Treasury Note/Bond	2.750%	11/15/23	575,382	634,359
	United States Treasury Note/Bond	2.750%	2/15/24	302,773	334,328
	United States Treasury Note/Bond	2.500%	5/15/24	456,869	496,347
	United States Treasury Note/Bond	2.375%	8/15/24	419,451	451,631
	United States Treasury Note/Bond	2.250%	11/15/24	414,024	441,776
	United States Treasury Note/Bond	2.000%	2/15/25	421,836	441,476
	United States Treasury Note/Bond	2.125%	5/15/25	573,405	605,837
	United States Treasury Note/Bond	2.000%	8/15/25	449,882	470,477
	United States Treasury Note/Bond	2.250%	11/15/25	482,252	514,727
	United States Treasury Note/Bond	1.625%	2/15/26	646,664	654,243
	United States Treasury Note/Bond	1.625%	5/15/26	513,872	520,455
					14,176,537
Agency Bonds and Notes (1.3%)
1	AID-Israel	5.500%	9/18/23	4,300	5,438
1	AID-Israel	5.500%	12/4/23	8,000	10,075
1	AID-Israel	5.500%	4/26/24	12,058	15,280

40

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	AID-Jordan	2.578%	6/30/22	3,200	3,421
1	AID-Tunisia	2.452%	7/24/21	2,175	2,310
2	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,821
2	Federal Home Loan Banks	2.125%	3/10/23	8,950	9,303
2	Federal Home Loan Banks	2.875%	6/14/24	20,000	21,827
2	Federal Home Loan Banks	5.375%	8/15/24	100	128
2	Federal Home Loan Banks	2.875%	9/13/24	20,000	21,831
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	95,450	101,056
3	Federal National Mortgage Assn.	2.625%	9/6/24	69,895	75,062
3	Federal National Mortgage Assn.	2.125%	4/24/26	23,500	24,195
	Private Export Funding Corp.	4.300%	12/15/21	9,940	11,438
	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,988
	Private Export Funding Corp.	2.050%	11/15/22	10,276	10,564
	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,928
	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,493
	Private Export Funding Corp.	3.250%	6/15/25	1,675	1,858
	Resolution Funding Corp.	8.625%	1/15/21	850	1,127
2	Tennessee Valley Authority	1.875%	8/15/22	8,175	8,362
2	Tennessee Valley Authority	2.875%	9/15/24	7,875	8,489
2	Tennessee Valley Authority	6.750%	11/1/25	6,830	9,555

					357,549

Total U.S. Government and Agency Obligations (Cost $13,869,817)					14,534,086

Corporate Bonds (40.2%)
Finance (12.6%)
	Banking (8.0%)
	American Express Co.	2.650%	12/2/22	13,223	13,437
	American Express Co.	3.625%	12/5/24	6,125	6,281
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	7,125	7,875
	Bank of America Corp.	5.700%	1/24/22	13,889	16,034
	Bank of America Corp.	3.300%	1/11/23	34,625	35,576
	Bank of America Corp.	4.100%	7/24/23	23,008	24,553
	Bank of America Corp.	4.125%	1/22/24	14,651	15,782
	Bank of America Corp.	4.000%	4/1/24	21,314	22,752
	Bank of America Corp.	4.200%	8/26/24	22,981	23,773
	Bank of America Corp.	4.000%	1/22/25	24,544	24,998
	Bank of America Corp.	3.950%	4/21/25	18,775	19,089
	Bank of America Corp.	3.875%	8/1/25	25,250	26,756
	Bank of America Corp.	4.450%	3/3/26	13,925	14,691
	Bank of America Corp.	3.500%	4/19/26	17,901	18,509
	Bank of Montreal	2.550%	11/6/22	9,819	10,125
	Bank of New York Mellon Corp.	3.550%	9/23/21	4,875	5,283
	Bank of New York Mellon Corp.	3.650%	2/4/24	548	603
	Bank of New York Mellon Corp.	3.400%	5/15/24	6,175	6,658
	Bank of New York Mellon Corp.	3.250%	9/11/24	9,000	9,638
	Bank of New York Mellon Corp.	3.000%	2/24/25	8,750	9,231
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,350	3,462
	Bank of Nova Scotia	2.800%	7/21/21	6,722	7,024
	Bank of Nova Scotia	4.500%	12/16/25	10,200	10,750
	Barclays Bank plc	3.750%	5/15/24	5,010	5,237
	Barclays plc	4.375%	9/11/24	12,105	11,692
	Barclays plc	3.650%	3/16/25	14,200	13,650
	Barclays plc	4.375%	1/12/26	18,079	18,247
	Barclays plc	5.200%	5/12/26	4,775	4,872
	BB&T Corp.	3.950%	3/22/22	1,800	1,931
	BNP Paribas SA	3.250%	3/3/23	9,883	10,282
	BNP Paribas SA	4.250%	10/15/24	5,850	5,966
	BPCE SA	4.000%	4/15/24	8,900	9,749
	Branch Banking & Trust Co.	3.625%	9/16/25	7,770	8,251
	Capital One Bank USA NA	3.375%	2/15/23	13,076	13,380
	Capital One Financial Corp.	4.750%	7/15/21	8,400	9,339
	Capital One Financial Corp.	3.500%	6/15/23	5,960	6,144
	Capital One Financial Corp.	3.750%	4/24/24	4,600	4,801

41

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Financial Corp.	3.200%	2/5/25	8,030	8,111
	Capital One Financial Corp.	4.200%	10/29/25	9,500	9,717
	Capital One NA	2.950%	7/23/21	9,000	9,236
4,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	2,100	2,467
	Citigroup Inc.	4.500%	1/14/22	15,402	17,035
	Citigroup Inc.	4.050%	7/30/22	4,735	5,004
	Citigroup Inc.	3.375%	3/1/23	650	670
	Citigroup Inc.	3.500%	5/15/23	10,160	10,362
	Citigroup Inc.	3.875%	10/25/23	11,525	12,373
	Citigroup Inc.	3.750%	6/16/24	12,324	12,995
	Citigroup Inc.	4.000%	8/5/24	5,930	6,126
	Citigroup Inc.	3.875%	3/26/25	14,075	14,210
	Citigroup Inc.	3.300%	4/27/25	12,800	13,070
	Citigroup Inc.	4.400%	6/10/25	28,615	29,827
	Citigroup Inc.	5.500%	9/13/25	85	95
	Citigroup Inc.	3.700%	1/12/26	9,504	9,967
	Citigroup Inc.	4.600%	3/9/26	10,300	10,880
	Citigroup Inc.	4.300%	11/20/26	3,700	3,830
	Citizens Financial Group Inc.	4.300%	12/3/25	5,000	5,279
	Comerica Bank	4.000%	7/27/25	1,925	1,988
	Compass Bank	3.875%	4/10/25	500	478
	Cooperatieve Rabobank UA	3.875%	2/8/22	22,896	24,949
	Cooperatieve Rabobank UA	3.950%	11/9/22	18,034	18,634
	Cooperatieve Rabobank UA	4.625%	12/1/23	15,375	16,242
	Cooperatieve Rabobank UA	3.375%	5/21/25	12,205	12,768
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,481	9,892
	Credit Suisse AG	3.000%	10/29/21	22,850	23,373
	Credit Suisse AG	3.625%	9/9/24	19,514	20,127
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	13,000	13,076
5	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	12,000	11,974
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	13,997	13,736
5	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	14,432	15,027
	Deutsche Bank AG	3.700%	5/30/24	12,475	12,428
	Deutsche Bank AG	4.100%	1/13/26	5,000	4,986
	Discover Bank	3.200%	8/9/21	1,000	1,026
	Discover Bank	4.200%	8/8/23	13,043	13,834
	Discover Financial Services	5.200%	4/27/22	1,000	1,099
	Discover Financial Services	3.850%	11/21/22	6,545	6,755
	Discover Financial Services	3.950%	11/6/24	1,125	1,162
	Discover Financial Services	3.750%	3/4/25	4,225	4,245
	Fifth Third Bancorp	3.500%	3/15/22	2,502	2,647
	Fifth Third Bancorp	4.300%	1/16/24	5,500	5,873
	Fifth Third Bank	2.875%	10/1/21	5,315	5,500
	Fifth Third Bank	3.850%	3/15/26	4,200	4,403
	FirstMerit Corp.	4.350%	2/4/23	4,420	4,632
	Goldman Sachs Group Inc.	5.250%	7/27/21	28,283	31,876
	Goldman Sachs Group Inc.	5.750%	1/24/22	35,853	41,582
	Goldman Sachs Group Inc.	3.625%	1/22/23	16,237	17,038
	Goldman Sachs Group Inc.	4.000%	3/3/24	27,175	29,069
	Goldman Sachs Group Inc.	3.850%	7/8/24	22,200	23,542
	Goldman Sachs Group Inc.	3.500%	1/23/25	30,575	31,429
	Goldman Sachs Group Inc.	4.250%	10/21/25	20,000	20,643
	Goldman Sachs Group Inc.	3.750%	2/25/26	12,500	13,114
	HSBC Holdings plc	4.875%	1/14/22	2,824	3,100
	HSBC Holdings plc	4.000%	3/30/22	15,341	16,425
	HSBC Holdings plc	3.600%	5/23/25	15,000	15,332
	HSBC Holdings plc	4.250%	3/14/24	19,000	19,179
	HSBC Holdings plc	4.250%	8/18/25	9,250	9,330
	HSBC Holdings plc	4.300%	3/8/26	26,010	27,583
	HSBC Holdings plc	3.900%	5/25/26	23,300	23,965
	HSBC USA Inc.	3.500%	6/23/24	4,750	4,892
	Intesa Sanpaolo SPA	5.250%	1/12/24	7,919	8,406
	JPMorgan Chase & Co.	4.350%	8/15/21	24,175	26,592
	JPMorgan Chase & Co.	4.500%	1/24/22	30,348	33,664

42

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	3.250%	9/23/22	17,193	17,965
	JPMorgan Chase & Co.	3.200%	1/25/23	20,341	21,016
	JPMorgan Chase & Co.	3.375%	5/1/23	11,350	11,551
	JPMorgan Chase & Co.	2.700%	5/18/23	15,000	15,075
	JPMorgan Chase & Co.	3.875%	2/1/24	16,520	17,858
	JPMorgan Chase & Co.	3.625%	5/13/24	14,720	15,619
	JPMorgan Chase & Co.	3.875%	9/10/24	26,515	27,493
	JPMorgan Chase & Co.	3.125%	1/23/25	21,350	21,817
	JPMorgan Chase & Co.	3.900%	7/15/25	19,100	20,552
	JPMorgan Chase & Co.	3.300%	4/1/26	15,275	15,718
	JPMorgan Chase & Co.	3.200%	6/15/26	4,000	4,091
	KeyBank NA	3.300%	6/1/25	2,500	2,633
	KeyBank NA	3.400%	5/20/26	5,500	5,576
	Lloyds Bank plc	3.500%	5/14/25	7,450	7,659
	Lloyds Banking Group plc	4.500%	11/4/24	5,675	5,791
5	Lloyds Banking Group plc	4.582%	12/10/25	15,639	15,671
	Lloyds Banking Group plc	4.650%	3/24/26	7,500	7,567
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,725	7,941
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	20,655	22,597
	Morgan Stanley	5.500%	7/28/21	20,260	23,074
	Morgan Stanley	4.875%	11/1/22	14,580	15,953
	Morgan Stanley	3.750%	2/25/23	29,026	30,748
	Morgan Stanley	4.100%	5/22/23	12,990	13,507
	Morgan Stanley	3.875%	4/29/24	20,360	21,790
	Morgan Stanley	3.700%	10/23/24	30,226	31,622
	Morgan Stanley	4.000%	7/23/25	30,475	32,637
	Morgan Stanley	5.000%	11/24/25	14,000	15,333
	Morgan Stanley	3.875%	1/27/26	10,603	11,265
	Morgan Stanley	3.950%	4/23/27	1,275	1,286
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,075	3,260
	MUFG Americas Holdings Corp.	3.000%	2/10/25	4,607	4,689
	National Australia Bank Ltd.	3.000%	1/20/23	4,350	4,549
	National Australia Bank Ltd.	3.375%	1/14/26	1,900	2,016
	Northern Trust Corp.	3.375%	8/23/21	3,300	3,546
	Northern Trust Corp.	2.375%	8/2/22	4,895	5,035
	Northern Trust Corp.	3.950%	10/30/25	1,000	1,125
	People's United Bank NA	4.000%	7/15/24	1,675	1,710
	People's United Financial Inc.	3.650%	12/6/22	2,775	2,830
	PNC Bank NA	2.700%	11/1/22	7,100	7,180
	PNC Bank NA	2.950%	1/30/23	6,000	6,146
	PNC Bank NA	3.800%	7/25/23	9,425	10,121
	PNC Bank NA	3.300%	10/30/24	6,262	6,677
	PNC Bank NA	2.950%	2/23/25	2,300	2,399
	PNC Bank NA	3.250%	6/1/25	4,250	4,487
	PNC Bank NA	4.200%	11/1/25	2,800	3,172
	PNC Financial Services Group Inc.	2.854%	11/9/22	4,820	4,989
	PNC Financial Services Group Inc.	3.900%	4/29/24	7,550	8,104
	PNC Funding Corp.	3.300%	3/8/22	10,278	10,936
	Royal Bank of Canada	4.650%	1/27/26	10,500	11,319
	Royal Bank of Scotland Group plc	4.800%	4/5/26	9,500	9,718
	Santander Holdings USA Inc.	4.500%	7/17/25	6,350	6,557
	Santander Issuances SAU	5.179%	11/19/25	10,632	10,588
	Santander UK plc	4.000%	3/13/24	10,244	11,004
	State Street Corp.	3.100%	5/15/23	6,875	7,092
	State Street Corp.	3.700%	11/20/23	5,515	6,073
	State Street Corp.	3.300%	12/16/24	6,500	6,994
	State Street Corp.	3.550%	8/18/25	12,715	13,770
	State Street Corp.	2.650%	5/19/26	6,450	6,594
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	4,750	4,867
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,375	1,420
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,975	5,419
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	2,075	2,250
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,575	3,750
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,502

43

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	14,250	15,614
SunTrust Bank	2.750%	5/1/23	3,425	3,475
SunTrust Bank	3.300%	5/15/26	4,250	4,309
SVB Financial Group	3.500%	1/29/25	3,825	3,886
Synchrony Financial	3.750%	8/15/21	3,850	3,988
Synchrony Financial	4.250%	8/15/24	9,438	9,775
Synchrony Financial	4.500%	7/23/25	10,650	11,047
US Bancorp	3.000%	3/15/22	6,354	6,762
US Bancorp	2.950%	7/15/22	12,523	12,995
US Bancorp	3.700%	1/30/24	2,520	2,779
US Bancorp	3.600%	9/11/24	5,100	5,495
US Bancorp	3.100%	4/27/26	7,000	7,286
US Bank NA	2.800%	1/27/25	8,850	9,189
Wells Fargo & Co.	3.500%	3/8/22	21,929	23,494
Wells Fargo & Co.	3.450%	2/13/23	14,647	15,123
Wells Fargo & Co.	4.125%	8/15/23	16,270	17,450
Wells Fargo & Co.	4.480%	1/16/24	6,139	6,697
Wells Fargo & Co.	3.300%	9/9/24	22,475	23,517
Wells Fargo & Co.	3.000%	2/19/25	20,400	20,876
Wells Fargo & Co.	3.550%	9/29/25	8,000	8,528
Wells Fargo & Co.	3.000%	4/22/26	24,675	25,084
Westpac Banking Corp.	2.850%	5/13/26	16,200	16,472
Brokerage (0.5%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,600	2,750
Affiliated Managers Group Inc.	3.500%	8/1/25	2,575	2,566
Ameriprise Financial Inc.	4.000%	10/15/23	6,064	6,596
Ameriprise Financial Inc.	3.700%	10/15/24	4,050	4,328
Apollo Investment Corp.	5.250%	3/3/25	1,625	1,631
BlackRock Inc.	3.375%	6/1/22	5,779	6,254
BlackRock Inc.	3.500%	3/18/24	8,311	9,051
Brookfield Asset Management Inc.	4.000%	1/15/25	5,475	5,568
Brookfield Finance Inc.	4.250%	6/2/26	1,300	1,330
Charles Schwab Corp.	3.225%	9/1/22	2,550	2,699
CME Group Inc.	3.000%	9/15/22	5,075	5,392
CME Group Inc.	3.000%	3/15/25	5,050	5,256
E*TRADE Financial Corp.	5.375%	11/15/22	1,150	1,215
E*TRADE Financial Corp.	4.625%	9/15/23	7,075	7,163
Eaton Vance Corp.	3.625%	6/15/23	1,800	1,924
Franklin Resources Inc.	2.800%	9/15/22	2,425	2,509
Franklin Resources Inc.	2.850%	3/30/25	3,215	3,301
Intercontinental Exchange Inc.	4.000%	10/15/23	5,500	5,952
Intercontinental Exchange Inc.	3.750%	12/1/25	10,825	11,684
Invesco Finance plc	3.125%	11/30/22	5,154	5,392
Invesco Finance plc	4.000%	1/30/24	6,775	7,440
Invesco Finance plc	3.750%	1/15/26	5,000	5,393
Janus Capital Group Inc.	4.875%	8/1/25	1,900	2,055
Jefferies Group LLC	5.125%	1/20/23	3,875	4,061
Lazard Group LLC	3.750%	2/13/25	2,550	2,534
Legg Mason Inc.	3.950%	7/15/24	1,650	1,674
Legg Mason Inc.	4.750%	3/15/26	3,070	3,237
Leucadia National Corp.	5.500%	10/18/23	4,775	4,850
Nasdaq Inc.	4.250%	6/1/24	400	420
Nasdaq Inc.	3.850%	6/30/26	6,000	6,097
Stifel Financial Corp.	4.250%	7/18/24	1,900	1,928
TD Ameritrade Holding Corp.	2.950%	4/1/22	9,836	10,260
TD Ameritrade Holding Corp.	3.625%	4/1/25	3,050	3,260
Finance Companies (0.1%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	3.950%	2/1/22	5,760	5,731
Air Lease Corp.	3.750%	2/1/22	5,600	5,712
Air Lease Corp.	4.250%	9/15/24	2,400	2,448
FS Investment Corp.	4.750%	5/15/22	1,700	1,727
GATX Corp.	4.750%	6/15/22	2,600	2,785

44

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	GATX Corp.	3.900%	3/30/23	2,825	2,879
	GATX Corp.	3.250%	3/30/25	2,675	2,604
5	GE Capital International Funding Co.	3.373%	11/15/25	13,846	15,109
	Prospect Capital Corp.	5.875%	3/15/23	1,725	1,673
	Insurance (2.1%)
	Aetna Inc.	2.750%	11/15/22	7,175	7,324
	Aetna Inc.	2.800%	6/15/23	6,450	6,581
	Aetna Inc.	3.500%	11/15/24	6,250	6,619
	Aetna Inc.	3.200%	6/15/26	19,100	19,600
	Aflac Inc.	4.000%	2/15/22	2,950	3,257
	Aflac Inc.	3.625%	6/15/23	8,300	8,911
	Aflac Inc.	3.625%	11/15/24	3,575	3,839
	Aflac Inc.	3.250%	3/17/25	2,525	2,627
	Alleghany Corp.	4.950%	6/27/22	5,000	5,565
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	14,278	14,595
	Allstate Corp.	3.150%	6/15/23	3,120	3,296
4	Allstate Corp.	5.750%	8/15/53	4,810	4,918
	American International Group Inc.	4.875%	6/1/22	16,211	18,061
	American International Group Inc.	4.125%	2/15/24	11,215	11,844
	American International Group Inc.	3.750%	7/10/25	3,075	3,137
	American International Group Inc.	3.900%	4/1/26	10,445	10,782
	Anthem Inc.	3.700%	8/15/21	2,225	2,377
	Anthem Inc.	3.125%	5/15/22	5,135	5,310
	Anthem Inc.	3.300%	1/15/23	5,271	5,448
	Anthem Inc.	3.500%	8/15/24	9,050	9,377
	Aon plc	4.000%	11/27/23	850	902
	Aon plc	3.500%	6/14/24	4,475	4,621
	Aon plc	3.875%	12/15/25	6,700	7,069
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	6,225	6,614
	Assurant Inc.	4.000%	3/15/23	3,450	3,553
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,400	2,608
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	5,799	6,179
	Berkshire Hathaway Inc.	3.750%	8/15/21	5,650	6,245
	Berkshire Hathaway Inc.	3.000%	2/11/23	4,225	4,465
	Berkshire Hathaway Inc.	2.750%	3/15/23	16,855	17,413
	Berkshire Hathaway Inc.	3.125%	3/15/26	24,025	25,194
	Brown & Brown Inc.	4.200%	9/15/24	5,775	5,861
	Chubb INA Holdings Inc.	2.875%	11/3/22	9,239	9,663
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,825	1,873
	Chubb INA Holdings Inc.	3.350%	5/15/24	5,185	5,522
	Chubb INA Holdings Inc.	3.150%	3/15/25	8,000	8,350
	Chubb INA Holdings Inc.	3.350%	5/3/26	3,960	4,218
	Cigna Corp.	4.000%	2/15/22	4,525	4,886
	Cigna Corp.	3.250%	4/15/25	6,450	6,596
	CNA Financial Corp.	5.750%	8/15/21	3,905	4,501
	CNA Financial Corp.	3.950%	5/15/24	3,125	3,306
	CNA Financial Corp.	4.500%	3/1/26	1,550	1,658
	Fidelity National Financial Inc.	5.500%	9/1/22	775	857
	First American Financial Corp.	4.300%	2/1/23	1,775	1,816
	First American Financial Corp.	4.600%	11/15/24	2,700	2,833
	Hanover Insurance Group Inc.	4.500%	4/15/26	4,500	4,649
	Hartford Financial Services Group Inc.	5.125%	4/15/22	7,850	8,917
	Horace Mann Educators Corp.	4.500%	12/1/25	1,125	1,183
	Humana Inc.	3.150%	12/1/22	2,775	2,852
	Humana Inc.	3.850%	10/1/24	7,790	8,290
	Infinity Property & Casualty Corp.	5.000%	9/19/22	1,750	1,861
	Kemper Corp.	4.350%	2/15/25	4,000	4,144
	Lincoln National Corp.	4.200%	3/15/22	300	321
	Lincoln National Corp.	4.000%	9/1/23	4,000	4,160
	Lincoln National Corp.	3.350%	3/9/25	4,950	4,918
	Loews Corp.	2.625%	5/15/23	3,300	3,323
	Manulife Financial Corp.	4.150%	3/4/26	6,350	6,818
	Markel Corp.	4.900%	7/1/22	2,650	2,946

45

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Markel Corp.	3.625%	3/30/23	2,750	2,848
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	5,885	6,542
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	670	698
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	11,600	12,010
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	2,757	2,907
	MetLife Inc.	3.048%	12/15/22	6,225	6,395
	MetLife Inc.	4.368%	9/15/23	4,214	4,668
	MetLife Inc.	3.600%	4/10/24	7,365	7,765
	MetLife Inc.	3.000%	3/1/25	3,325	3,357
	MetLife Inc.	3.600%	11/13/25	7,050	7,407
	Montpelier Re Holdings Ltd.	4.700%	10/15/22	1,425	1,486
	Navigators Group Inc.	5.750%	10/15/23	1,500	1,635
	Old Republic International Corp.	4.875%	10/1/24	2,775	2,967
	OneBeacon US Holdings Inc.	4.600%	11/9/22	1,925	1,964
	Primerica Inc.	4.750%	7/15/22	1,750	1,928
	Principal Financial Group Inc.	3.300%	9/15/22	2,460	2,571
	Principal Financial Group Inc.	3.125%	5/15/23	1,025	1,038
	Principal Financial Group Inc.	3.400%	5/15/25	1,966	2,003
	ProAssurance Corp.	5.300%	11/15/23	900	972
	Progressive Corp.	3.750%	8/23/21	3,285	3,608
	Prudential Financial Inc.	4.500%	11/16/21	2,950	3,312
	Prudential Financial Inc.	3.500%	5/15/24	9,625	10,004
4	Prudential Financial Inc.	5.875%	9/15/42	5,475	5,886
4	Prudential Financial Inc.	5.625%	6/15/43	10,675	11,075
4	Prudential Financial Inc.	5.200%	3/15/44	3,525	3,437
4	Prudential Financial Inc.	5.375%	5/15/45	6,200	6,254
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,100	3,362
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,700	1,747
	StanCorp Financial Group Inc.	5.000%	8/15/22	1,700	1,869
	Symetra Financial Corp.	4.250%	7/15/24	1,550	1,610
	Torchmark Corp.	3.800%	9/15/22	1,850	1,911
	Trinity Acquisition plc	3.500%	9/15/21	2,000	2,079
	Trinity Acquisition plc	4.625%	8/15/23	1,700	1,829
	Trinity Acquisition plc	4.400%	3/15/26	3,480	3,652
	UnitedHealth Group Inc.	3.375%	11/15/21	1,625	1,750
	UnitedHealth Group Inc.	2.875%	12/15/21	4,500	4,739
	UnitedHealth Group Inc.	2.875%	3/15/22	7,729	8,067
	UnitedHealth Group Inc.	3.350%	7/15/22	7,195	7,699
	UnitedHealth Group Inc.	2.750%	2/15/23	7,575	7,780
	UnitedHealth Group Inc.	2.875%	3/15/23	4,565	4,737
	UnitedHealth Group Inc.	3.750%	7/15/25	18,900	20,742
	UnitedHealth Group Inc.	3.100%	3/15/26	5,527	5,794
	Unum Group	4.000%	3/15/24	3,770	3,895
	Unum Group	3.875%	11/5/25	175	178
	Voya Financial Inc.	3.650%	6/15/26	2,950	2,966
	WR Berkley Corp.	4.625%	3/15/22	2,150	2,342
	XLIT Ltd.	5.750%	10/1/21	2,752	3,163
	XLIT Ltd.	6.375%	11/15/24	875	1,057
	XLIT Ltd.	4.450%	3/31/25	3,925	3,983
	Other Finance (0.0%)
	Jones Lang LaSalle Inc.	4.400%	11/15/22	1,300	1,357

	Real Estate Investment Trusts (1.9%)
	Alexandria Real Estate Equities Inc.	4.600%	4/1/22	4,616	4,992
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	4,025	4,175
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,000	2,122
	American Campus Communities Operating Partnership
	LP	3.750%	4/15/23	1,800	1,860
	American Campus Communities Operating Partnership
	LP	4.125%	7/1/24	2,150	2,278
	AvalonBay Communities Inc.	2.950%	9/15/22	6,264	6,464
	AvalonBay Communities Inc.	2.850%	3/15/23	1,500	1,534
	AvalonBay Communities Inc.	4.200%	12/15/23	1,390	1,530

46

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AvalonBay Communities Inc.	3.450%	6/1/25	3,742	3,943
AvalonBay Communities Inc.	3.500%	11/15/25	3,200	3,390
AvalonBay Communities Inc.	2.950%	5/11/26	2,425	2,453
Boston Properties LP	3.850%	2/1/23	5,000	5,380
Boston Properties LP	3.125%	9/1/23	4,012	4,134
Boston Properties LP	3.800%	2/1/24	5,325	5,722
Boston Properties LP	3.650%	2/1/26	7,300	7,783
Brandywine Operating Partnership LP	3.950%	2/15/23	2,669	2,698
Brandywine Operating Partnership LP	4.100%	10/1/24	2,715	2,792
Brixmor Operating Partnership LP	3.875%	8/15/22	3,100	3,184
Brixmor Operating Partnership LP	3.850%	2/1/25	7,508	7,522
Brixmor Operating Partnership LP	4.125%	6/15/26	4,400	4,516
Camden Property Trust	2.950%	12/15/22	5,975	6,058
Camden Property Trust	4.250%	1/15/24	2,100	2,276
Camden Property Trust	3.500%	9/15/24	3,000	3,105
CBL & Associates LP	5.250%	12/1/23	3,500	3,322
CBL & Associates LP	4.600%	10/15/24	2,790	2,552
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	2,450	2,507
Corporate Office Properties LP	3.600%	5/15/23	4,450	4,322
CubeSmart LP	4.375%	12/15/23	3,150	3,418
CubeSmart LP	4.000%	11/15/25	825	874
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,475	1,561
DDR Corp.	4.625%	7/15/22	5,565	6,024
DDR Corp.	3.375%	5/15/23	1,338	1,331
DDR Corp.	3.625%	2/1/25	2,600	2,609
Digital Realty Trust LP	3.950%	7/1/22	4,425	4,678
Digital Realty Trust LP	3.625%	10/1/22	6,900	7,138
Digital Realty Trust LP	4.750%	10/1/25	3,625	3,875
Duke Realty LP	3.875%	10/15/22	6,350	6,739
Duke Realty LP	3.625%	4/15/23	2,525	2,663
Duke Realty LP	3.750%	12/1/24	1,900	2,000
Duke Realty LP	3.250%	6/30/26	1,450	1,470
Education Realty Operating Partnership LP	4.600%	12/1/24	800	820
EPR Properties	5.750%	8/15/22	2,875	3,127
EPR Properties	5.250%	7/15/23	1,800	1,906
EPR Properties	4.500%	4/1/25	2,000	1,984
Equity One Inc.	3.750%	11/15/22	2,000	2,041
ERP Operating LP	4.625%	12/15/21	7,461	8,420
ERP Operating LP	3.000%	4/15/23	2,598	2,669
ERP Operating LP	3.375%	6/1/25	2,300	2,425
Essex Portfolio LP	3.375%	1/15/23	2,000	2,066
Essex Portfolio LP	3.250%	5/1/23	4,255	4,358
Essex Portfolio LP	3.875%	5/1/24	2,250	2,403
Essex Portfolio LP	3.500%	4/1/25	6,150	6,382
Essex Portfolio LP	3.375%	4/15/26	4,250	4,342
Federal Realty Investment Trust	3.000%	8/1/22	1,525	1,583
Federal Realty Investment Trust	2.750%	6/1/23	1,600	1,632
HCP Inc.	4.000%	12/1/22	1,400	1,458
HCP Inc.	4.250%	11/15/23	4,850	5,038
HCP Inc.	4.200%	3/1/24	5,042	5,190
HCP Inc.	3.875%	8/15/24	5,000	5,091
HCP Inc.	3.400%	2/1/25	10,545	10,198
HCP Inc.	4.000%	6/1/25	2,887	2,916
Healthcare Realty Trust Inc.	3.750%	4/15/23	2,625	2,629
Healthcare Realty Trust Inc.	3.875%	5/1/25	1,125	1,132
Healthcare Trust of America Holdings LP	3.375%	7/15/21	3,000	3,075
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,625	1,656
Highwoods Realty LP	3.625%	1/15/23	560	573
Hospitality Properties Trust	5.000%	8/15/22	2,968	3,175
Hospitality Properties Trust	4.500%	6/15/23	2,875	2,939
Hospitality Properties Trust	4.650%	3/15/24	4,160	4,239
Hospitality Properties Trust	4.500%	3/15/25	2,525	2,544
Hospitality Properties Trust	5.250%	2/15/26	2,100	2,216
Host Hotels & Resorts LP	6.000%	10/1/21	3,850	4,347

47

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Host Hotels & Resorts LP	5.250%	3/15/22	5,650	6,210
Host Hotels & Resorts LP	4.750%	3/1/23	22	24
Host Hotels & Resorts LP	3.750%	10/15/23	2,489	2,499
Host Hotels & Resorts LP	4.000%	6/15/25	2,100	2,124
Kilroy Realty LP	3.800%	1/15/23	1,425	1,491
Kilroy Realty LP	4.375%	10/1/25	1,725	1,858
Kimco Realty Corp.	3.400%	11/1/22	2,500	2,632
Kimco Realty Corp.	3.125%	6/1/23	1,250	1,273
Lexington Realty Trust	4.400%	6/15/24	4,750	4,899
Liberty Property LP	4.125%	6/15/22	1,600	1,694
Liberty Property LP	4.400%	2/15/24	3,225	3,474
Liberty Property LP	3.750%	4/1/25	7,850	8,113
Mack-Cali Realty LP	4.500%	4/18/22	2,700	2,752
Mack-Cali Realty LP	3.150%	5/15/23	1,000	922
Mid-America Apartments LP	4.300%	10/15/23	2,850	3,066
Mid-America Apartments LP	3.750%	6/15/24	1,700	1,771
Mid-America Apartments LP	4.000%	11/15/25	3,900	4,110
National Retail Properties Inc.	5.500%	7/15/21	3,500	3,989
National Retail Properties Inc.	3.800%	10/15/22	1,900	2,006
National Retail Properties Inc.	3.300%	4/15/23	5,270	5,348
National Retail Properties Inc.	3.900%	6/15/24	4,000	4,237
National Retail Properties Inc.	4.000%	11/15/25	600	637
Omega Healthcare Investors Inc.	4.375%	8/1/23	3,775	3,765
Omega Healthcare Investors Inc.	5.875%	3/15/24	2,075	2,174
Omega Healthcare Investors Inc.	4.950%	4/1/24	2,250	2,363
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,050	6,126
Omega Healthcare Investors Inc.	5.250%	1/15/26	7,575	8,011
Piedmont Operating Partnership LP	3.400%	6/1/23	1,325	1,316
Piedmont Operating Partnership LP	4.450%	3/15/24	5,925	6,134
Post Apartment Homes LP	3.375%	12/1/22	1,500	1,526
ProLogis LP	4.250%	8/15/23	7,885	8,711
Prologis LP	3.750%	11/1/25	4,000	4,264
Realty Income Corp.	3.250%	10/15/22	5,485	5,628
Realty Income Corp.	4.650%	8/1/23	4,925	5,421
Realty Income Corp.	3.875%	7/15/24	2,350	2,462
Regency Centers LP	3.750%	6/15/24	2,875	3,000
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	1,150	1,209
Retail Properties of America Inc.	4.000%	3/15/25	2,900	2,810
Select Income REIT	4.150%	2/1/22	1,725	1,734
Select Income REIT	4.500%	2/1/25	4,125	4,077
Senior Housing Properties Trust	4.750%	5/1/24	3,625	3,692
Simon Property Group LP	2.500%	7/15/21	2,700	2,780
Simon Property Group LP	4.125%	12/1/21	11,700	12,965
Simon Property Group LP	3.375%	3/15/22	4,007	4,308
Simon Property Group LP	2.750%	2/1/23	1,550	1,596
Simon Property Group LP	3.750%	2/1/24	1,665	1,820
Simon Property Group LP	3.375%	10/1/24	975	1,036
Simon Property Group LP	3.500%	9/1/25	6,600	7,078
Simon Property Group LP	3.300%	1/15/26	11,000	11,718
Sovran Acquisition LP	3.500%	7/1/26	3,100	3,130
Tanger Properties LP	3.875%	12/1/23	3,175	3,304
Tanger Properties LP	3.750%	12/1/24	1,525	1,571
UDR Inc.	4.625%	1/10/22	2,700	2,996
UDR Inc.	3.750%	7/1/24	750	798
UDR Inc.	4.000%	10/1/25	3,350	3,637
Ventas Realty LP	3.750%	5/1/24	3,400	3,554
Ventas Realty LP	3.500%	2/1/25	4,840	4,983
Ventas Realty LP	4.125%	1/15/26	3,381	3,626
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	5,202	5,616
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	4,702	4,859
Vornado Realty LP	5.000%	1/15/22	2,500	2,743
Washington REIT	3.950%	10/15/22	750	765
Weingarten Realty Investors	3.375%	10/15/22	3,275	3,359
Weingarten Realty Investors	3.500%	4/15/23	2,275	2,289

48

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weingarten Realty Investors	4.450%	1/15/24	150	160
Weingarten Realty Investors	3.850%	6/1/25	3,500	3,586
Welltower Inc.	5.250%	1/15/22	2,220	2,483
Welltower Inc.	3.750%	3/15/23	6,200	6,428
Welltower Inc.	4.500%	1/15/24	1,175	1,274
Welltower Inc.	4.000%	6/1/25	12,522	13,208
Welltower Inc.	4.250%	4/1/26	1,750	1,882
WP Carey Inc.	4.600%	4/1/24	3,975	4,136
WP Carey Inc.	4.000%	2/1/25	1,990	1,941
				3,473,309
Industrial (25.3%)
Basic Industry (1.6%)
Agrium Inc.	3.150%	10/1/22	4,491	4,608
Agrium Inc.	3.500%	6/1/23	12,858	13,374
Agrium Inc.	3.375%	3/15/25	4,160	4,283
Air Products & Chemicals Inc.	3.000%	11/3/21	4,250	4,534
Air Products & Chemicals Inc.	2.750%	2/3/23	1,350	1,394
Air Products & Chemicals Inc.	3.350%	7/31/24	2,350	2,540
Airgas Inc.	2.900%	11/15/22	1,475	1,496
Airgas Inc.	3.650%	7/15/24	1,850	1,944
Albemarle Corp.	4.150%	12/1/24	2,650	2,789
Barrick Gold Corp.	3.850%	4/1/22	64	66
Barrick Gold Corp.	4.100%	5/1/23	5,672	5,973
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	6,900	7,289
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	7,975	8,283
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	12,900	14,070
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	615
Braskem Finance Ltd.	6.450%	2/3/24	5,600	5,656
Cabot Corp.	3.700%	7/15/22	2,500	2,594
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	5,675	6,124
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,000	2,083
CF Industries Inc.	3.450%	6/1/23	5,860	5,862
Cytec Industries Inc.	3.500%	4/1/23	1,423	1,415
Domtar Corp.	4.400%	4/1/22	660	686
Dow Chemical Co.	4.125%	11/15/21	9,850	10,818
Dow Chemical Co.	3.000%	11/15/22	9,590	9,801
Dow Chemical Co.	3.500%	10/1/24	6,300	6,711
Eastman Chemical Co.	3.600%	8/15/22	9,712	10,200
Eastman Chemical Co.	3.800%	3/15/25	4,440	4,705
Ecolab Inc.	4.350%	12/8/21	10,388	11,749
Ecolab Inc.	3.250%	1/14/23	2,025	2,120
EI du Pont de Nemours & Co.	2.800%	2/15/23	9,070	9,299
Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,000	4,086
FMC Corp.	3.950%	2/1/22	3,235	3,391
FMC Corp.	4.100%	2/1/24	2,924	3,099
Georgia-Pacific LLC	8.000%	1/15/24	3,750	5,024
Georgia-Pacific LLC	7.375%	12/1/25	1,500	2,004
Goldcorp Inc.	3.700%	3/15/23	8,480	8,623
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,525	1,566
International Paper Co.	7.500%	8/15/21	8,465	10,399
International Paper Co.	4.750%	2/15/22	6,322	7,040
International Paper Co.	3.650%	6/15/24	6,250	6,596
International Paper Co.	3.800%	1/15/26	556	583
LYB International Finance BV	4.000%	7/15/23	5,700	6,124
LyondellBasell Industries NV	6.000%	11/15/21	10,100	11,830
LyondellBasell Industries NV	5.750%	4/15/24	4,375	5,189
Methanex Corp.	4.250%	12/1/24	2,750	2,457
Monsanto Co.	2.750%	7/15/21	5,390	5,553
Monsanto Co.	2.200%	7/15/22	2,150	2,127
Monsanto Co.	3.375%	7/15/24	5,598	5,769
Monsanto Co.	2.850%	4/15/25	7,300	7,280
Mosaic Co.	3.750%	11/15/21	1,800	1,910
Mosaic Co.	4.250%	11/15/23	8,800	9,482

49

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	NewMarket Corp.	4.100%	12/15/22	315	326
	Newmont Mining Corp.	3.500%	3/15/22	9,494	9,875
	Nucor Corp.	4.125%	9/15/22	3,450	3,730
	Nucor Corp.	4.000%	8/1/23	6,735	7,181
	Packaging Corp. of America	3.900%	6/15/22	1,900	2,014
	Packaging Corp. of America	4.500%	11/1/23	9,650	10,512
	Packaging Corp. of America	3.650%	9/15/24	2,550	2,637
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	4,750	5,011
	Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	3,225	3,246
	Praxair Inc.	3.000%	9/1/21	6,675	7,117
	Praxair Inc.	2.450%	2/15/22	8,021	8,323
	Praxair Inc.	2.200%	8/15/22	3,450	3,527
	Praxair Inc.	2.700%	2/21/23	250	261
	Praxair Inc.	2.650%	2/5/25	750	778
	Praxair Inc.	3.200%	1/30/26	4,525	4,903
	Rayonier Inc.	3.750%	4/1/22	2,175	2,186
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	2,200	2,253
	Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,775	6,186
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	7,500	7,857
	Rio Tinto Finance USA plc	3.500%	3/22/22	6,002	6,299
	Rio Tinto Finance USA plc	2.875%	8/21/22	15,975	16,256
	RPM International Inc.	3.450%	11/15/22	2,900	2,954
	Sherwin-Williams Co.	3.450%	8/1/25	2,500	2,596
	Southern Copper Corp.	3.500%	11/8/22	1,500	1,468
	Southern Copper Corp.	3.875%	4/23/25	5,675	5,576
	Syngenta Finance NV	3.125%	3/28/22	2,815	2,960
	Vale Overseas Ltd.	4.375%	1/11/22	17,170	16,054
	Valspar Corp.	4.200%	1/15/22	1,590	1,706
	Valspar Corp.	3.950%	1/15/26	2,600	2,740
	Westlake Chemical Corp.	3.600%	7/15/22	1,750	1,791
	WestRock RKT Co.	4.000%	3/1/23	6,500	6,740
	Weyerhaeuser Co.	4.625%	9/15/23	3,540	3,945
	Weyerhaeuser Co.	8.500%	1/15/25	600	794
	Worthington Industries Inc.	4.550%	4/15/26	425	441
	Yamana Gold Inc.	4.950%	7/15/24	3,105	3,055
	Capital Goods (1.9%)
	3M Co.	2.000%	6/26/22	3,165	3,240
	3M Co.	3.000%	8/7/25	2,100	2,289
	ABB Finance USA Inc.	2.875%	5/8/22	7,665	8,039
	Avery Dennison Corp.	3.350%	4/15/23	350	359
	Bemis Co. Inc.	4.500%	10/15/21	2,075	2,258
	Boeing Co.	8.750%	8/15/21	1,000	1,329
	Boeing Co.	2.350%	10/30/21	6,150	6,402
	Boeing Co.	2.200%	10/30/22	4,000	4,082
	Boeing Co.	1.875%	6/15/23	3,750	3,743
	Boeing Co.	7.950%	8/15/24	287	407
	Boeing Co.	2.850%	10/30/24	2,695	2,847
	Boeing Co.	2.500%	3/1/25	3,400	3,514
	Boeing Co.	2.600%	10/30/25	3,250	3,371
	Boeing Co.	2.250%	6/15/26	3,000	3,009
	Carlisle Cos. Inc.	3.750%	11/15/22	3,950	4,076
	Caterpillar Financial Services Corp.	2.850%	6/1/22	1,750	1,838
	Caterpillar Financial Services Corp.	3.750%	11/24/23	1,500	1,659
	Caterpillar Financial Services Corp.	3.300%	6/9/24	1,000	1,069
	Caterpillar Financial Services Corp.	3.250%	12/1/24	400	427
	Caterpillar Inc.	2.600%	6/26/22	9,900	10,214
	Caterpillar Inc.	3.400%	5/15/24	13,450	14,463
	Crane Co.	4.450%	12/15/23	2,890	3,091
	Deere & Co.	2.600%	6/8/22	13,050	13,461
	Dover Corp.	3.150%	11/15/25	600	636
	Eaton Corp.	2.750%	11/2/22	8,920	9,122
	Embraer Netherlands Finance BV	5.050%	6/15/25	9,349	9,226
5	Embraer Overseas Ltd.	5.696%	9/16/23	4,500	4,655

50

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Emerson Electric Co.	2.625%	12/1/21	3,150	3,323
	Emerson Electric Co.	2.625%	2/15/23	3,525	3,657
	Emerson Electric Co.	3.150%	6/1/25	3,300	3,512
	Exelis Inc.	5.550%	10/1/21	2,400	2,721
	Flowserve Corp.	3.500%	9/15/22	7,590	7,823
	Flowserve Corp.	4.000%	11/15/23	2,000	2,060
5	Fortive Corp.	3.150%	6/15/26	6,600	6,791
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	3,000	3,199
	General Dynamics Corp.	3.875%	7/15/21	3,375	3,715
	General Dynamics Corp.	2.250%	11/15/22	7,253	7,421
	General Electric Capital Corp.	4.650%	10/17/21	15,701	17,974
	General Electric Capital Corp.	3.150%	9/7/22	6,266	6,725
	General Electric Capital Corp.	3.100%	1/9/23	12,408	13,249
	General Electric Capital Corp.	3.450%	5/15/24	3,711	4,059
	General Electric Co.	2.700%	10/9/22	28,780	29,972
	General Electric Co.	3.375%	3/11/24	10,200	11,129
	Harris Corp.	3.832%	4/27/25	6,423	6,826
	Hexcel Corp.	4.700%	8/15/25	1,500	1,599
	Hubbell Inc.	3.350%	3/1/26	3,418	3,569
	IDEX Corp.	4.200%	12/15/21	400	430
	Illinois Tool Works Inc.	3.375%	9/15/21	750	809
	Illinois Tool Works Inc.	3.500%	3/1/24	4,600	5,062
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,775	8,640
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	4,800	5,056
	John Deere Capital Corp.	3.900%	7/12/21	4,300	4,741
	John Deere Capital Corp.	3.150%	10/15/21	3,335	3,568
	John Deere Capital Corp.	2.750%	3/15/22	425	440
	John Deere Capital Corp.	2.800%	1/27/23	3,275	3,406
	John Deere Capital Corp.	2.800%	3/6/23	4,199	4,396
	John Deere Capital Corp.	3.350%	6/12/24	7,000	7,549
	John Deere Capital Corp.	3.400%	9/11/25	2,300	2,482
	John Deere Capital Corp.	2.650%	6/10/26	3,700	3,770
	Kennametal Inc.	3.875%	2/15/22	2,425	2,463
	L-3 Communications Corp.	3.950%	5/28/24	1,436	1,506
	Leggett & Platt Inc.	3.800%	11/15/24	3,200	3,382
	Legrand France SA	8.500%	2/15/25	2,700	3,680
	Lockheed Martin Corp.	3.350%	9/15/21	7,405	7,925
	Lockheed Martin Corp.	3.100%	1/15/23	4,150	4,375
	Lockheed Martin Corp.	2.900%	3/1/25	4,546	4,714
	Lockheed Martin Corp.	3.550%	1/15/26	18,350	20,015
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,790	2,982
	Mohawk Industries Inc.	3.850%	2/1/23	6,487	6,839
	Northrop Grumman Corp.	3.250%	8/1/23	12,000	12,865
	Northrop Grumman Systems Corp.	7.875%	3/1/26	525	739
	Owens Corning	4.200%	12/15/22	4,200	4,475
	Owens Corning	4.200%	12/1/24	3,250	3,401
	Parker-Hannifin Corp.	3.300%	11/21/24	9,550	10,277
	Pentair Finance SA	3.150%	9/15/22	3,970	3,944
	Pentair Finance SA	4.650%	9/15/25	2,075	2,170
	Precision Castparts Corp.	2.500%	1/15/23	7,650	7,909
	Precision Castparts Corp.	3.250%	6/15/25	6,900	7,395
	Raytheon Co.	2.500%	12/15/22	8,925	9,291
	Raytheon Co.	3.150%	12/15/24	2,100	2,276
	Republic Services Inc.	5.250%	11/15/21	10,688	12,361
	Republic Services Inc.	3.550%	6/1/22	4,547	4,916
	Republic Services Inc.	4.750%	5/15/23	825	944
	Republic Services Inc.	3.200%	3/15/25	5,896	6,167
	Republic Services Inc.	2.900%	7/1/26	375	380
	Rockwell Automation Inc.	2.875%	3/1/25	773	805
	Rockwell Collins Inc.	3.100%	11/15/21	1,875	1,962
	Rockwell Collins Inc.	3.700%	12/15/23	2,510	2,759
	Roper Technologies Inc.	3.125%	11/15/22	2,350	2,406
	Roper Technologies Inc.	3.850%	12/15/25	1,575	1,689
	Snap-on Inc.	6.125%	9/1/21	2,825	3,431

51

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sonoco Products Co.	4.375%	11/1/21	1,100	1,183
	Spirit AeroSystems Inc.	5.250%	3/15/22	2,500	2,622
	Spirit AeroSystems Inc.	3.850%	6/15/26	70	73
	Stanley Black & Decker Inc.	3.400%	12/1/21	4,975	5,324
	Stanley Black & Decker Inc.	2.900%	11/1/22	2,610	2,752
	Textron Inc.	4.300%	3/1/24	2,500	2,709
	Textron Inc.	3.875%	3/1/25	1,800	1,900
	Textron Inc.	4.000%	3/15/26	3,000	3,169
	Timken CO	3.875%	9/1/24	2,650	2,687
	Tyco International Finance SA	3.900%	2/14/26	5,000	5,371
	United Technologies Corp.	3.100%	6/1/22	16,896	18,011
	Vulcan Materials Co.	4.500%	4/1/25	2,800	2,991
	Waste Management Inc.	2.900%	9/15/22	1,966	2,057
	Waste Management Inc.	2.400%	5/15/23	1,550	1,569
	Waste Management Inc.	3.500%	5/15/24	3,310	3,575
	Waste Management Inc.	3.125%	3/1/25	6,050	6,359
	Communication (3.4%)
	21st Century Fox America Inc.	3.000%	9/15/22	13,139	13,711
	21st Century Fox America Inc.	8.875%	4/26/23	1,255	1,710
	21st Century Fox America Inc.	4.000%	10/1/23	2,475	2,722
	21st Century Fox America Inc.	3.700%	9/15/24	3,325	3,597
	21st Century Fox America Inc.	3.700%	10/15/25	5,250	5,680
	America Movil SAB de CV	3.125%	7/16/22	13,325	13,629
	American Tower Corp.	3.450%	9/15/21	4,750	4,928
	American Tower Corp.	5.900%	11/1/21	4,300	5,005
	American Tower Corp.	4.700%	3/15/22	615	679
	American Tower Corp.	3.500%	1/31/23	11,845	12,262
	American Tower Corp.	5.000%	2/15/24	7,588	8,572
	American Tower Corp.	4.000%	6/1/25	7,375	7,849
	American Tower Corp.	4.400%	2/15/26	3,675	3,988
	American Tower Corp.	3.375%	10/15/26	2,810	2,820
	AT&T Inc.	3.875%	8/15/21	10,550	11,356
	AT&T Inc.	3.000%	2/15/22	13,126	13,390
	AT&T Inc.	3.800%	3/15/22	11,227	11,958
	AT&T Inc.	3.000%	6/30/22	19,350	19,849
	AT&T Inc.	2.625%	12/1/22	9,033	9,066
	AT&T Inc.	3.600%	2/17/23	23,075	24,147
	AT&T Inc.	3.900%	3/11/24	250	264
	AT&T Inc.	4.450%	4/1/24	19,379	21,298
	AT&T Inc.	3.950%	1/15/25	7,125	7,562
	AT&T Inc.	3.400%	5/15/25	38,291	39,100
	AT&T Inc.	4.125%	2/17/26	16,993	18,263
	CBS Corp.	3.375%	3/1/22	500	522
	CBS Corp.	3.700%	8/15/24	9,975	10,478
	CBS Corp.	3.500%	1/15/25	3,250	3,365
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	8,885	9,465
5	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.464%	7/23/22	21,270	22,867
5	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.908%	7/23/25	32,575	35,485
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,328	10,433
	Comcast Corp.	3.125%	7/15/22	8,682	9,278
	Comcast Corp.	2.850%	1/15/23	2,150	2,261
	Comcast Corp.	2.750%	3/1/23	6,052	6,328
	Comcast Corp.	3.600%	3/1/24	7,765	8,512
	Comcast Corp.	3.375%	2/15/25	12,100	13,066
	Comcast Corp.	3.375%	8/15/25	8,071	8,701
	Comcast Corp.	3.150%	3/1/26	16,720	17,772
	Crown Castle International Corp.	4.875%	4/15/22	5,515	6,053
	Crown Castle International Corp.	5.250%	1/15/23	21,121	23,708
	Crown Castle International Corp.	4.450%	2/15/26	6,900	7,487
	Crown Castle International Corp.	3.700%	6/15/26	5,500	5,664
	Discovery Communications LLC	3.300%	5/15/22	1,900	1,926

52

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Discovery Communications LLC	3.250%	4/1/23	2,150	2,102
Discovery Communications LLC	3.450%	3/15/25	3,400	3,301
Discovery Communications LLC	4.900%	3/11/26	3,000	3,179
Electronic Arts Inc.	4.800%	3/1/26	3,000	3,242
Grupo Televisa SAB	6.625%	3/18/25	850	1,042
Grupo Televisa SAB	4.625%	1/30/26	3,350	3,621
Interpublic Group of Cos. Inc.	4.000%	3/15/22	3,010	3,206
Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,250	2,355
Interpublic Group of Cos. Inc.	4.200%	4/15/24	2,925	3,136
Moody's Corp.	4.500%	9/1/22	7,741	8,617
Moody's Corp.	4.875%	2/15/24	6,600	7,511
NBCUniversal Media LLC	2.875%	1/15/23	19,200	20,169
Omnicom Group Inc.	3.625%	5/1/22	6,686	7,112
Omnicom Group Inc.	3.650%	11/1/24	15,985	16,920
Omnicom Group Inc.	3.600%	4/15/26	7,450	7,784
Orange SA	4.125%	9/14/21	6,775	7,473
Pacific Bell Telephone Co.	7.125%	3/15/26	1,250	1,606
Qwest Corp.	6.750%	12/1/21	9,370	10,136
Qwest Corp.	7.250%	9/15/25	1,250	1,334
RELX Capital Inc.	3.125%	10/15/22	6,482	6,605
Rogers Communications Inc.	3.000%	3/15/23	3,665	3,794
Rogers Communications Inc.	4.100%	10/1/23	8,500	9,398
Rogers Communications Inc.	3.625%	12/15/25	900	962
S&P Global Inc.	4.000%	6/15/25	6,100	6,662
Scripps Networks Interactive Inc.	3.500%	6/15/22	3,000	3,124
Scripps Networks Interactive Inc.	3.900%	11/15/24	2,400	2,523
Telefonica Emisiones SAU	4.570%	4/27/23	3,900	4,314
Thomson Reuters Corp.	3.950%	9/30/21	1,975	2,121
Thomson Reuters Corp.	4.300%	11/23/23	6,750	7,414
Thomson Reuters Corp.	3.850%	9/29/24	2,000	2,130
Thomson Reuters Corp.	3.350%	5/15/26	10,100	10,343
Time Warner Cable Inc.	4.000%	9/1/21	9,500	10,084
Time Warner Cos. Inc.	7.570%	2/1/24	3,000	3,814
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,803	4,909
Time Warner Inc.	4.000%	1/15/22	7,082	7,649
Time Warner Inc.	3.400%	6/15/22	4,176	4,401
Time Warner Inc.	4.050%	12/15/23	3,175	3,493
Time Warner Inc.	3.550%	6/1/24	2,425	2,570
Time Warner Inc.	3.600%	7/15/25	12,900	13,681
Time Warner Inc.	3.875%	1/15/26	7,375	7,954
Verizon Communications Inc.	3.000%	11/1/21	10,911	11,474
Verizon Communications Inc.	3.500%	11/1/21	19,586	21,069
Verizon Communications Inc.	2.450%	11/1/22	4,789	4,836
Verizon Communications Inc.	5.150%	9/15/23	59,472	69,338
Verizon Communications Inc.	4.150%	3/15/24	14,735	16,236
Verizon Communications Inc.	3.500%	11/1/24	31,024	33,064
Viacom Inc.	3.875%	12/15/21	910	956
Viacom Inc.	3.125%	6/15/22	5,025	5,018
Viacom Inc.	4.250%	9/1/23	7,925	8,229
Viacom Inc.	3.875%	4/1/24	7,675	7,824
Vodafone Group plc	2.500%	9/26/22	4,900	4,835
Vodafone Group plc	2.950%	2/19/23	14,005	14,194
Walt Disney Co.	2.750%	8/16/21	7,425	7,909
Walt Disney Co.	2.550%	2/15/22	2,500	2,617
Walt Disney Co.	2.350%	12/1/22	6,007	6,205
Walt Disney Co.	3.150%	9/17/25	5,750	6,300
Walt Disney Co.	3.000%	2/13/26	5,700	6,136
WPP Finance 2010	4.750%	11/21/21	8,127	9,035
WPP Finance 2010	3.750%	9/19/24	5,843	6,201
Consumer Cyclical (3.3%)
Advance Auto Parts Inc.	4.500%	1/15/22	1,750	1,881
Advance Auto Parts Inc.	4.500%	12/1/23	3,646	3,918
Alibaba Group Holding Ltd.	3.125%	11/28/21	9,850	10,122

53

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	15,675	16,104
	Amazon.com Inc.	3.300%	12/5/21	7,478	8,065
	Amazon.com Inc.	2.500%	11/29/22	11,608	12,017
	Amazon.com Inc.	3.800%	12/5/24	6,057	6,780
	Automatic Data Processing Inc.	3.375%	9/15/25	6,685	7,269
	AutoNation Inc.	4.500%	10/1/25	4,000	4,224
	AutoZone Inc.	3.700%	4/15/22	9,316	9,928
	AutoZone Inc.	2.875%	1/15/23	125	127
	AutoZone Inc.	3.125%	7/15/23	2,775	2,874
	AutoZone Inc.	3.250%	4/15/25	2,300	2,394
	AutoZone Inc.	3.125%	4/21/26	3,050	3,128
	Bed Bath & Beyond Inc.	3.749%	8/1/24	1,925	1,938
	Block Financial LLC	5.500%	11/1/22	4,200	4,537
	Block Financial LLC	5.250%	10/1/25	4,450	4,670
	BorgWarner Inc.	3.375%	3/15/25	2,950	3,017
	Brinker International Inc.	3.875%	5/15/23	1,850	1,870
	Coach Inc.	4.250%	4/1/25	4,300	4,422
	Costco Wholesale Corp.	2.250%	2/15/22	3,104	3,198
	Cummins Inc.	3.650%	10/1/23	2,839	3,078
	CVS Health Corp.	3.500%	7/20/22	10,500	11,303
	CVS Health Corp.	2.750%	12/1/22	9,581	9,898
	CVS Health Corp.	4.750%	12/1/22	2,000	2,281
	CVS Health Corp.	4.000%	12/5/23	11,750	12,990
	CVS Health Corp.	3.375%	8/12/24	8,975	9,558
	CVS Health Corp.	5.000%	12/1/24	3,926	4,567
	CVS Health Corp.	3.875%	7/20/25	21,142	23,292
	CVS Health Corp.	2.875%	6/1/26	10,800	11,034
	Delphi Automotive plc	4.250%	1/15/26	4,500	4,903
	Delphi Corp.	5.000%	2/15/23	4,970	5,262
	Delphi Corp.	4.150%	3/15/24	5,000	5,348
	Dollar General Corp.	3.250%	4/15/23	4,470	4,600
	Dollar General Corp.	4.150%	11/1/25	4,300	4,708
	eBay Inc.	2.875%	8/1/21	4,700	4,855
	eBay Inc.	3.800%	3/9/22	5,501	5,814
	eBay Inc.	2.600%	7/15/22	6,915	6,842
	eBay Inc.	3.450%	8/1/24	7,625	7,800
	Expedia Inc.	4.500%	8/15/24	3,610	3,700
5	Expedia Inc.	5.000%	2/15/26	6,000	6,234
	Ford Motor Credit Co. LLC	5.875%	8/2/21	13,875	15,903
	Ford Motor Credit Co. LLC	3.219%	1/9/22	5,570	5,712
	Ford Motor Credit Co. LLC	4.250%	9/20/22	7,650	8,248
	Ford Motor Credit Co. LLC	3.096%	5/4/23	350	354
	Ford Motor Credit Co. LLC	4.375%	8/6/23	9,550	10,360
	Ford Motor Credit Co. LLC	3.664%	9/8/24	11,000	11,376
	Ford Motor Credit Co. LLC	4.134%	8/4/25	10,239	10,983
	Ford Motor Credit Co. LLC	4.389%	1/8/26	9,100	9,938
	General Motors Co.	4.875%	10/2/23	18,453	19,606
	General Motors Co.	4.000%	4/1/25	1,150	1,159
	General Motors Financial Co. Inc.	3.200%	7/6/21	11,300	11,328
	General Motors Financial Co. Inc.	4.375%	9/25/21	12,460	13,130
	General Motors Financial Co. Inc.	3.450%	4/10/22	11,274	11,246
	General Motors Financial Co. Inc.	3.700%	5/9/23	6,000	6,037
	General Motors Financial Co. Inc.	4.250%	5/15/23	5,346	5,480
	General Motors Financial Co. Inc.	4.000%	1/15/25	8,920	9,020
	General Motors Financial Co. Inc.	4.300%	7/13/25	5,550	5,698
	General Motors Financial Co. Inc.	5.250%	3/1/26	7,050	7,614
	Harley-Davidson Inc.	3.500%	7/28/25	3,400	3,647
	Harman International Industries Inc.	4.150%	5/15/25	2,400	2,504
	Home Depot Inc.	2.625%	6/1/22	10,648	11,136
	Home Depot Inc.	2.700%	4/1/23	5,475	5,742
	Home Depot Inc.	3.750%	2/15/24	7,295	8,167
	Home Depot Inc.	3.350%	9/15/25	8,292	9,042
	Home Depot Inc.	3.000%	4/1/26	8,827	9,383
	Hyatt Hotels Corp.	5.375%	8/15/21	1,325	1,498

54

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hyatt Hotels Corp.	3.375%	7/15/23	2,025	2,049
Hyatt Hotels Corp.	4.850%	3/15/26	2,250	2,448
Johnson Controls Inc.	3.750%	12/1/21	3,525	3,755
Johnson Controls Inc.	3.625%	7/2/24	3,725	3,948
Kohl's Corp.	4.000%	11/1/21	4,950	5,178
Kohl's Corp.	3.250%	2/1/23	3,460	3,439
Kohl's Corp.	4.750%	12/15/23	2,250	2,387
Kohl's Corp.	4.250%	7/17/25	4,350	4,307
Lowe's Cos. Inc.	3.800%	11/15/21	2,870	3,152
Lowe's Cos. Inc.	3.120%	4/15/22	6,242	6,670
Lowe's Cos. Inc.	3.875%	9/15/23	6,950	7,757
Lowe's Cos. Inc.	3.125%	9/15/24	1,961	2,094
Lowe's Cos. Inc.	3.375%	9/15/25	7,840	8,572
Lowe's Cos. Inc.	2.500%	4/15/26	7,000	7,131
Macy's Retail Holdings Inc.	3.875%	1/15/22	10,020	10,302
Macy's Retail Holdings Inc.	2.875%	2/15/23	5,740	5,460
Macy's Retail Holdings Inc.	4.375%	9/1/23	1,825	1,895
Macy's Retail Holdings Inc.	3.625%	6/1/24	3,865	3,771
Magna International Inc.	3.625%	6/15/24	4,500	4,774
Magna International Inc.	4.150%	10/1/25	2,000	2,199
Marriott International Inc.	3.125%	10/15/21	2,575	2,670
Marriott International Inc.	2.300%	1/15/22	5,000	5,023
Marriott International Inc.	3.250%	9/15/22	3,125	3,245
Marriott International Inc.	3.750%	10/1/25	1,335	1,428
Marriott International Inc.	3.125%	6/15/26	6,625	6,716
MasterCard Inc.	3.375%	4/1/24	6,075	6,587
McDonald's Corp.	2.625%	1/15/22	6,632	6,854
McDonald's Corp.	3.375%	5/26/25	5,805	6,172
McDonald's Corp.	3.700%	1/30/26	13,889	14,974
NIKE Inc.	2.250%	5/1/23	2,623	2,692
Nordstrom Inc.	4.000%	10/15/21	3,254	3,478
NVR Inc.	3.950%	9/15/22	4,881	5,172
O'Reilly Automotive Inc.	3.800%	9/1/22	3,000	3,219
O'Reilly Automotive Inc.	3.850%	6/15/23	3,675	3,957
O'Reilly Automotive Inc.	3.550%	3/15/26	2,500	2,633
Priceline Group Inc.	3.650%	3/15/25	3,350	3,548
Priceline Group Inc.	3.600%	6/1/26	3,150	3,247
QVC Inc.	5.125%	7/2/22	4,550	4,852
QVC Inc.	4.375%	3/15/23	4,050	4,078
QVC Inc.	4.850%	4/1/24	6,275	6,506
QVC Inc.	4.450%	2/15/25	265	266
Ross Stores Inc.	3.375%	9/15/24	1,275	1,335
Signet UK Finance plc	4.700%	6/15/24	3,200	3,126
Staples Inc.	4.375%	1/12/23	3,025	3,085
Starbucks Corp.	2.700%	6/15/22	1,900	2,004
Starbucks Corp.	3.850%	10/1/23	6,890	7,732
Starbucks Corp.	2.450%	6/15/26	3,600	3,640
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	2,630	2,661
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	2,500	2,628
Target Corp.	2.900%	1/15/22	7,277	7,731
Target Corp.	3.500%	7/1/24	6,377	7,043
Target Corp.	2.500%	4/15/26	9,000	9,216
TJX Cos. Inc.	2.500%	5/15/23	2,725	2,841
Toyota Motor Credit Corp.	3.400%	9/15/21	6,005	6,527
Toyota Motor Credit Corp.	3.300%	1/12/22	9,350	10,075
Toyota Motor Credit Corp.	2.800%	7/13/22	3,225	3,392
Toyota Motor Credit Corp.	2.625%	1/10/23	3,000	3,135
Under Armour Inc.	3.250%	6/15/26	4,295	4,333
VF Corp.	3.500%	9/1/21	3,450	3,748
Visa Inc.	2.800%	12/14/22	13,313	14,006
Visa Inc.	3.150%	12/14/25	34,500	36,719
Wal-Mart Stores Inc.	2.550%	4/11/23	14,119	14,713
Wal-Mart Stores Inc.	3.300%	4/22/24	16,400	17,975
Walgreen Co.	3.100%	9/15/22	4,461	4,595

55

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walgreens Boots Alliance Inc.	2.600%	6/1/21	2,515	2,562
Walgreens Boots Alliance Inc.	3.300%	11/18/21	12,500	13,106
Walgreens Boots Alliance Inc.	3.100%	6/1/23	4,950	5,032
Walgreens Boots Alliance Inc.	3.800%	11/18/24	15,889	16,841
Walgreens Boots Alliance Inc.	3.450%	6/1/26	14,500	14,874
Wyndham Worldwide Corp.	4.250%	3/1/22	4,577	4,845
Wyndham Worldwide Corp.	3.900%	3/1/23	7,125	7,325
Wyndham Worldwide Corp.	5.100%	10/1/25	1,000	1,087
Consumer Noncyclical (6.6%)
Abbott Laboratories	2.550%	3/15/22	5,000	5,109
Abbott Laboratories	2.950%	3/15/25	5,600	5,719
AbbVie Inc.	2.900%	11/6/22	22,811	23,218
AbbVie Inc.	3.200%	11/6/22	8,045	8,319
AbbVie Inc.	2.850%	5/14/23	9,000	9,121
AbbVie Inc.	3.600%	5/14/25	32,521	34,092
AbbVie Inc.	3.200%	5/14/26	12,600	12,765
Actavis Funding SCS	3.450%	3/15/22	22,348	23,220
Actavis Funding SCS	3.850%	6/15/24	13,800	14,489
Actavis Funding SCS	3.800%	3/15/25	31,856	33,104
Actavis Inc.	3.250%	10/1/22	14,242	14,530
Agilent Technologies Inc.	3.200%	10/1/22	4,975	5,096
Agilent Technologies Inc.	3.875%	7/15/23	5,510	5,826
Allergan Inc.	2.800%	3/15/23	3,475	3,436
Altria Group Inc.	2.850%	8/9/22	12,806	13,418
Altria Group Inc.	2.950%	5/2/23	4,050	4,256
Altria Group Inc.	4.000%	1/31/24	10,225	11,444
AmerisourceBergen Corp.	3.500%	11/15/21	6,625	7,092
AmerisourceBergen Corp.	3.400%	5/15/24	3,900	4,125
AmerisourceBergen Corp.	3.250%	3/1/25	2,100	2,201
Amgen Inc.	3.875%	11/15/21	13,970	15,241
Amgen Inc.	2.700%	5/1/22	1,600	1,648
Amgen Inc.	3.625%	5/15/22	6,667	7,178
Amgen Inc.	3.625%	5/22/24	10,495	11,268
Amgen Inc.	3.125%	5/1/25	8,175	8,521
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	11,750	11,913
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	40,510	42,575
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,015	8,643
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	84,817	90,647
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	31,401	31,908
AstraZeneca plc	3.375%	11/16/25	14,000	14,641
Baxalta Inc.	3.600%	6/23/22	3,225	3,335
Baxalta Inc.	4.000%	6/23/25	12,800	13,374
Beam Suntory Inc.	3.250%	5/15/22	925	952
Beam Suntory Inc.	3.250%	6/15/23	500	517
Becton Dickinson & Co.	3.125%	11/8/21	8,980	9,413
Becton Dickinson & Co.	3.300%	3/1/23	2,800	2,943
Becton Dickinson & Co.	3.875%	5/15/24	515	560
Becton Dickinson & Co.	3.734%	12/15/24	14,274	15,387
Biogen Inc.	3.625%	9/15/22	8,926	9,481
Biogen Inc.	4.050%	9/15/25	12,260	13,251
Boston Scientific Corp.	3.375%	5/15/22	3,925	4,080
Boston Scientific Corp.	4.125%	10/1/23	3,906	4,249
Boston Scientific Corp.	3.850%	5/15/25	7,225	7,639
Bristol-Myers Squibb Co.	2.000%	8/1/22	8,025	8,157
Bristol-Myers Squibb Co.	7.150%	6/15/23	425	561
Brown-Forman Corp.	2.250%	1/15/23	1,050	1,062
Campbell Soup Co.	2.500%	8/2/22	3,000	3,049
Campbell Soup Co.	3.300%	3/19/25	1,900	2,010
Cardinal Health Inc.	3.200%	6/15/22	1,850	1,956
Cardinal Health Inc.	3.200%	3/15/23	3,000	3,143
Cardinal Health Inc.	3.750%	9/15/25	6,600	7,203
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	4,200	4,299
Celgene Corp.	3.250%	8/15/22	9,618	9,962

56

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Celgene Corp.	3.550%	8/15/22	3,922	4,106
Celgene Corp.	4.000%	8/15/23	5,350	5,710
Celgene Corp.	3.625%	5/15/24	12,000	12,543
Celgene Corp.	3.875%	8/15/25	18,355	19,604
Clorox Co.	3.800%	11/15/21	575	625
Clorox Co.	3.050%	9/15/22	4,540	4,753
Clorox Co.	3.500%	12/15/24	4,000	4,282
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	5,350	5,727
Coca-Cola Co.	3.300%	9/1/21	11,201	12,155
Coca-Cola Co.	2.500%	4/1/23	1,720	1,783
Coca-Cola Co.	3.200%	11/1/23	11,500	12,390
Coca-Cola Co.	2.875%	10/27/25	16,275	17,090
Coca-Cola Co.	2.550%	6/1/26	1,800	1,852
Coca-Cola Enterprises Inc.	4.500%	9/1/21	3,550	3,965
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	7,900	8,471
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	350	467
Colgate-Palmolive Co.	2.450%	11/15/21	5,000	5,246
Colgate-Palmolive Co.	2.300%	5/3/22	4,398	4,560
Colgate-Palmolive Co.	1.950%	2/1/23	3,000	3,047
Colgate-Palmolive Co.	2.100%	5/1/23	1,932	1,967
Colgate-Palmolive Co.	3.250%	3/15/24	2,660	2,949
ConAgra Foods Inc.	3.250%	9/15/22	4,025	4,157
ConAgra Foods Inc.	3.200%	1/25/23	7,183	7,413
Covidien International Finance SA	3.200%	6/15/22	6,579	7,036
CR Bard Inc.	3.000%	5/15/26	3,600	3,685
Danaher Corp.	3.900%	6/23/21	5,675	6,258
Danaher Corp.	3.350%	9/15/25	4,125	4,548
DENTSPLY SIRONA Inc.	4.125%	8/15/21	100	106
Diageo Capital plc	2.625%	4/29/23	6,610	6,819
Diageo Investment Corp.	2.875%	5/11/22	12,410	12,990
Dignity Health California GO	3.125%	11/1/22	1,833	1,886
Dignity Health California GO	3.812%	11/1/24	3,000	3,230
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	3,967	4,203
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	1,500	1,529
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	1,400	1,486
Eli Lilly & Co.	2.750%	6/1/25	5,100	5,408
Estee Lauder Cos. Inc.	2.350%	8/15/22	2,603	2,676
Express Scripts Holding Co.	4.750%	11/15/21	7,448	8,350
Express Scripts Holding Co.	3.900%	2/15/22	9,300	9,846
Express Scripts Holding Co.	3.000%	7/15/23	5,000	5,008
Express Scripts Holding Co.	3.500%	6/15/24	7,400	7,641
Express Scripts Holding Co.	4.500%	2/25/26	10,531	11,580
Flowers Foods Inc.	4.375%	4/1/22	2,750	2,993
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,950	1,933
General Mills Inc.	3.150%	12/15/21	7,450	7,928
General Mills Inc.	3.650%	2/15/24	3,309	3,635
Gilead Sciences Inc.	4.400%	12/1/21	14,925	16,846
Gilead Sciences Inc.	3.250%	9/1/22	8,185	8,729
Gilead Sciences Inc.	3.700%	4/1/24	16,702	18,097
Gilead Sciences Inc.	3.500%	2/1/25	11,781	12,586
Gilead Sciences Inc.	3.650%	3/1/26	24,320	26,455
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	5,650	5,930
GlaxoSmithKline Capital plc	2.850%	5/8/22	13,723	14,404
Hershey Co.	2.625%	5/1/23	2,250	2,282
Hershey Co.	3.200%	8/21/25	1,900	2,054
JM Smucker Co.	3.500%	10/15/21	4,950	5,324
JM Smucker Co.	3.000%	3/15/22	2,425	2,546
JM Smucker Co.	3.500%	3/15/25	7,450	8,026
Johnson & Johnson	2.450%	12/5/21	1,000	1,052
Johnson & Johnson	2.050%	3/1/23	6,410	6,561
Johnson & Johnson	3.375%	12/5/23	6,000	6,780
Johnson & Johnson	2.450%	3/1/26	11,500	11,875
Kaiser Foundation Hospitals	3.500%	4/1/22	3,155	3,396
Kellogg Co.	3.250%	4/1/26	5,725	5,877

57

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kimberly-Clark Corp.	2.400%	3/1/22	3,600	3,723
	Kimberly-Clark Corp.	2.400%	6/1/23	1,625	1,696
	Kimberly-Clark Corp.	2.650%	3/1/25	4,225	4,430
	Kimberly-Clark Corp.	3.050%	8/15/25	2,350	2,533
	Kimberly-Clark Corp.	2.750%	2/15/26	3,700	3,870
	Koninklijke Philips NV	3.750%	3/15/22	7,100	7,641
	Kraft Foods Group Inc.	3.500%	6/6/22	14,183	15,093
5	Kraft Heinz Foods Co.	3.500%	7/15/22	8,050	8,552
5	Kraft Heinz Foods Co.	3.950%	7/15/25	12,533	13,629
5	Kraft Heinz Foods Co.	3.000%	6/1/26	15,550	15,730
	Kroger Co.	2.950%	11/1/21	4,300	4,493
	Kroger Co.	3.400%	4/15/22	3,129	3,331
	Kroger Co.	3.850%	8/1/23	4,795	5,269
	Kroger Co.	4.000%	2/1/24	5,436	6,037
	Kroger Co.	3.500%	2/1/26	2,050	2,212
	Laboratory Corp. of America Holdings	3.200%	2/1/22	2,554	2,642
	Laboratory Corp. of America Holdings	3.750%	8/23/22	2,000	2,107
	Laboratory Corp. of America Holdings	4.000%	11/1/23	1,875	2,004
	Laboratory Corp. of America Holdings	3.600%	2/1/25	6,900	7,176
	McCormick & Co. Inc.	3.900%	7/15/21	1,850	2,032
	McCormick & Co. Inc.	3.500%	9/1/23	1,775	1,921
	McCormick & Co. Inc.	3.250%	11/15/25	3,900	4,192
	McKesson Corp.	2.700%	12/15/22	4,450	4,507
	McKesson Corp.	2.850%	3/15/23	250	255
	McKesson Corp.	3.796%	3/15/24	9,300	10,074
	Mead Johnson Nutrition Co.	4.125%	11/15/25	8,175	8,917
	Medtronic Inc.	3.125%	3/15/22	5,628	5,991
	Medtronic Inc.	3.150%	3/15/22	24,652	26,276
	Medtronic Inc.	2.750%	4/1/23	1,450	1,492
	Medtronic Inc.	3.625%	3/15/24	3,950	4,342
	Medtronic Inc.	3.500%	3/15/25	32,746	35,812
	Merck & Co. Inc.	2.350%	2/10/22	6,221	6,412
	Merck & Co. Inc.	2.400%	9/15/22	6,863	7,062
	Merck & Co. Inc.	2.800%	5/18/23	13,075	13,687
	Merck & Co. Inc.	2.750%	2/10/25	17,275	18,077
	Molson Coors Brewing Co.	2.100%	7/15/21	3,600	3,617
	Molson Coors Brewing Co.	3.500%	5/1/22	2,300	2,441
	Mondelez International Inc.	4.000%	2/1/24	8,797	9,622
	Mylan Inc.	4.200%	11/29/23	6,025	6,352
5	Mylan NV	3.950%	6/15/26	8,900	8,947
	Newell Brands Inc.	4.000%	6/15/22	3,600	3,788
	Newell Brands Inc.	3.850%	4/1/23	15,265	16,199
	Newell Brands Inc.	4.000%	12/1/24	5,330	5,572
	Newell Brands Inc.	3.900%	11/1/25	3,700	3,863
	Newell Brands Inc.	4.200%	4/1/26	17,770	19,238
	Novartis Capital Corp.	2.400%	9/21/22	9,347	9,716
	Novartis Capital Corp.	3.400%	5/6/24	13,875	15,177
	Novartis Capital Corp.	3.000%	11/20/25	12,980	13,781
	Owens & Minor Inc.	4.375%	12/15/24	1,100	1,119
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	1,325	1,411
	PepsiCo Inc.	3.000%	8/25/21	9,860	10,507
	PepsiCo Inc.	2.750%	3/5/22	14,025	14,699
	PepsiCo Inc.	3.100%	7/17/22	5,225	5,568
	PepsiCo Inc.	2.750%	3/1/23	9,300	9,735
	PepsiCo Inc.	3.600%	3/1/24	3,025	3,325
	PepsiCo Inc.	2.750%	4/30/25	9,850	10,174
	PepsiCo Inc.	3.500%	7/17/25	5,900	6,442
	PerkinElmer Inc.	5.000%	11/15/21	7,250	8,041
	Perrigo Co. plc	4.000%	11/15/23	5,225	5,399
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	5,900	6,121
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	4,065	4,146
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	3,250	3,396
	Pfizer Inc.	3.000%	6/15/23	6,843	7,296
	Pfizer Inc.	3.400%	5/15/24	3,950	4,313

58

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pfizer Inc.	2.750%	6/3/26	9,300	9,565
	Philip Morris International Inc.	2.900%	11/15/21	7,250	7,655
	Philip Morris International Inc.	2.500%	8/22/22	4,268	4,387
	Philip Morris International Inc.	2.625%	3/6/23	3,660	3,787
	Philip Morris International Inc.	2.125%	5/10/23	3,400	3,405
	Philip Morris International Inc.	3.600%	11/15/23	3,375	3,705
	Philip Morris International Inc.	3.250%	11/10/24	5,950	6,370
	Philip Morris International Inc.	3.375%	8/11/25	5,400	5,853
	Philip Morris International Inc.	2.750%	2/25/26	7,000	7,219
	Procter & Gamble Co.	2.300%	2/6/22	5,300	5,505
	Procter & Gamble Co.	3.100%	8/15/23	10,220	11,085
	Procter & Gamble Co.	6.450%	1/15/26	850	1,154
	Procter & Gamble Co.	2.700%	2/2/26	5,233	5,530
	Quest Diagnostics Inc.	4.250%	4/1/24	2,300	2,490
	Quest Diagnostics Inc.	3.500%	3/30/25	1,450	1,498
	Quest Diagnostics Inc.	3.450%	6/1/26	3,700	3,818
	Reynolds American Inc.	4.000%	6/12/22	6,200	6,730
	Reynolds American Inc.	4.850%	9/15/23	3,000	3,426
	Reynolds American Inc.	4.450%	6/12/25	19,636	21,942
	St. Jude Medical Inc.	3.250%	4/15/23	8,310	8,573
	St. Jude Medical Inc.	3.875%	9/15/25	2,200	2,347
	Stryker Corp.	3.375%	5/15/24	3,625	3,830
	Stryker Corp.	3.375%	11/1/25	9,645	10,133
	Stryker Corp.	3.500%	3/15/26	9,620	10,192
	Sysco Corp.	2.500%	7/15/21	2,600	2,655
	Sysco Corp.	2.600%	6/12/22	1,950	1,985
	Sysco Corp.	3.750%	10/1/25	5,000	5,386
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	9,021	9,571
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	4,909	4,982
	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	981	1,045
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	14,495	15,389
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	5,556	5,766
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,675	1,713
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	10,370	10,564
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	5,160	5,660
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	2,500	2,625
	Tyson Foods Inc.	4.500%	6/15/22	11,620	12,948
	Tyson Foods Inc.	3.950%	8/15/24	9,262	9,998
	Unilever Capital Corp.	3.100%	7/30/25	2,675	2,921
	Whirlpool Corp.	3.700%	3/1/23	2,300	2,450
	Whirlpool Corp.	4.000%	3/1/24	1,925	2,089
	Whirlpool Corp.	3.700%	5/1/25	2,275	2,418
5	Whole Foods Market Inc.	5.200%	12/3/25	7,250	7,707
	Wyeth LLC	7.250%	3/1/23	1,000	1,311
	Wyeth LLC	6.450%	2/1/24	4,000	5,136
	Zeneca Wilmington Inc.	7.000%	11/15/23	2,400	3,110
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	970	1,013
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	6,400	6,558
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,935	17,442
	Zoetis Inc.	3.250%	2/1/23	12,048	12,266
	Zoetis Inc.	4.500%	11/13/25	3,600	3,959
	Energy (4.0%)
	Anadarko Petroleum Corp.	3.450%	7/15/24	6,750	6,595
	Anadarko Petroleum Corp.	5.550%	3/15/26	13,000	14,390
	Apache Corp.	3.250%	4/15/22	9,383	9,676
	Apache Corp.	2.625%	1/15/23	1,000	989
	Baker Hughes Inc.	3.200%	8/15/21	4,425	4,646
	Boardwalk Pipelines LP	3.375%	2/1/23	1,000	917
	Boardwalk Pipelines LP	4.950%	12/15/24	3,250	3,198
	Boardwalk Pipelines LP	5.950%	6/1/26	3,300	3,467
	BP Capital Markets plc	3.561%	11/1/21	5,025	5,402
	BP Capital Markets plc	3.062%	3/17/22	2,000	2,085
	BP Capital Markets plc	3.245%	5/6/22	14,036	14,759

59

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BP Capital Markets plc	2.500%	11/6/22	12,598	12,704
BP Capital Markets plc	2.750%	5/10/23	23,763	23,933
BP Capital Markets plc	3.994%	9/26/23	6,800	7,358
BP Capital Markets plc	3.814%	2/10/24	7,327	7,855
BP Capital Markets plc	3.535%	11/4/24	1,728	1,822
BP Capital Markets plc	3.506%	3/17/25	8,344	8,826
BP Capital Markets plc	3.119%	5/4/26	6,500	6,618
Buckeye Partners LP	4.150%	7/1/23	4,550	4,527
Buckeye Partners LP	4.350%	10/15/24	125	124
Canadian Natural Resources Ltd.	3.450%	11/15/21	6,813	6,822
Canadian Natural Resources Ltd.	3.800%	4/15/24	5,175	5,071
Canadian Natural Resources Ltd.	3.900%	2/1/25	635	626
Chevron Corp.	2.411%	3/3/22	8,450	8,611
Chevron Corp.	2.355%	12/5/22	17,960	18,241
Chevron Corp.	2.566%	5/16/23	902	919
Chevron Corp.	3.191%	6/24/23	16,325	17,305
Chevron Corp.	3.326%	11/17/25	6,379	6,808
Chevron Corp.	2.954%	5/16/26	15,950	16,473
Cimarex Energy Co.	5.875%	5/1/22	4,772	4,997
Cimarex Energy Co.	4.375%	6/1/24	5,500	5,773
Columbia Pipeline Group Inc.	4.500%	6/1/25	6,750	7,228
ConocoPhillips Co.	2.875%	11/15/21	1,380	1,407
ConocoPhillips Co.	2.400%	12/15/22	12,138	12,000
ConocoPhillips Co.	3.350%	11/15/24	7,900	8,135
ConocoPhillips Co.	4.950%	3/15/26	16,890	19,147
Devon Energy Corp.	4.000%	7/15/21	4,300	4,354
Devon Energy Corp.	3.250%	5/15/22	6,525	6,327
Devon Energy Corp.	5.850%	12/15/25	8,750	9,661
Dominion Gas Holdings LLC	3.550%	11/1/23	6,791	7,170
Enable Midstream Partners LP	3.900%	5/15/24	4,450	3,966
Enbridge Energy Partners LP	4.200%	9/15/21	9,200	9,440
Enbridge Energy Partners LP	5.875%	10/15/25	2,500	2,755
Enbridge Inc.	4.000%	10/1/23	2,100	2,097
Enbridge Inc.	3.500%	6/10/24	6,610	6,337
Encana Corp.	3.900%	11/15/21	4,575	4,455
Energy Transfer Partners LP	5.200%	2/1/22	13,752	14,524
Energy Transfer Partners LP	3.600%	2/1/23	9,958	9,538
Energy Transfer Partners LP	4.900%	2/1/24	4,000	4,105
Energy Transfer Partners LP	4.050%	3/15/25	8,900	8,768
Energy Transfer Partners LP	4.750%	1/15/26	2,717	2,802
EnLink Midstream Partners LP	4.400%	4/1/24	7,325	6,867
EnLink Midstream Partners LP	4.150%	6/1/25	1,825	1,697
Enterprise Products Operating LLC	4.050%	2/15/22	4,043	4,366
Enterprise Products Operating LLC	3.350%	3/15/23	13,317	13,675
Enterprise Products Operating LLC	3.900%	2/15/24	5,800	6,138
Enterprise Products Operating LLC	3.750%	2/15/25	15,147	15,903
EOG Resources Inc.	2.625%	3/15/23	7,005	6,979
EOG Resources Inc.	3.150%	4/1/25	3,745	3,815
EOG Resources Inc.	4.150%	1/15/26	7,325	8,022
EQT Corp.	4.875%	11/15/21	5,450	5,799
EQT Midstream Partners LP	4.000%	8/1/24	3,300	3,182
Exxon Mobil Corp.	2.397%	3/6/22	13,450	13,820
Exxon Mobil Corp.	2.726%	3/1/23	14,000	14,601
Exxon Mobil Corp.	3.176%	3/15/24	1,925	2,066
Exxon Mobil Corp.	2.709%	3/6/25	12,400	12,930
Exxon Mobil Corp.	3.043%	3/1/26	17,150	18,163
FMC Technologies Inc.	3.450%	10/1/22	3,125	2,982
Gulf South Pipeline Co. LP	4.000%	6/15/22	3,475	3,331
Halliburton Co.	3.250%	11/15/21	3,020	3,134
Halliburton Co.	3.500%	8/1/23	6,295	6,529
Halliburton Co.	3.800%	11/15/25	17,350	18,093
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	1,000	1,067
Hess Corp.	3.500%	7/15/24	1,500	1,450
Husky Energy Inc.	3.950%	4/15/22	1,000	1,018

60

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Husky Energy Inc.	4.000%	4/15/24	7,855	8,006
	Kerr-McGee Corp.	6.950%	7/1/24	3,500	4,048
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	7,500	7,948
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,925	1,953
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	9,535	9,658
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	5,050	4,911
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	8,950	8,769
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	4,475	4,500
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	7,849	7,934
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	8,000	8,102
	Kinder Morgan Inc.	4.300%	6/1/25	2,450	2,507
	Magellan Midstream Partners LP	3.200%	3/15/25	2,975	2,967
	Magellan Midstream Partners LP	5.000%	3/1/26	2,200	2,490
	Marathon Oil Corp.	2.800%	11/1/22	7,450	6,742
	Marathon Oil Corp.	3.850%	6/1/25	6,250	5,719
	Marathon Petroleum Corp.	3.625%	9/15/24	2,850	2,800
5	MPLX LP	4.500%	7/15/23	15,600	15,171
5	MPLX LP	4.875%	12/1/24	6,847	6,676
	MPLX LP	4.000%	2/15/25	250	231
5	MPLX LP	4.875%	6/1/25	10,680	10,413
	Nabors Industries Inc.	4.625%	9/15/21	5,000	4,575
	Nabors Industries Inc.	5.100%	9/15/23	2,525	2,247
	National Fuel Gas Co.	4.900%	12/1/21	4,750	5,002
	National Fuel Gas Co.	3.750%	3/1/23	4,525	4,396
	National Fuel Gas Co.	5.200%	7/15/25	1,000	1,038
	National Oilwell Varco Inc.	2.600%	12/1/22	12,268	11,443
	Noble Energy Inc.	4.150%	12/15/21	6,105	6,429
	Noble Energy Inc.	3.900%	11/15/24	8,895	9,073
	Occidental Petroleum Corp.	3.125%	2/15/22	8,225	8,610
	Occidental Petroleum Corp.	2.600%	4/15/22	1,150	1,178
	Occidental Petroleum Corp.	2.700%	2/15/23	7,600	7,746
	Occidental Petroleum Corp.	3.500%	6/15/25	3,738	3,979
	Occidental Petroleum Corp.	3.400%	4/15/26	11,700	12,342
	Oceaneering International Inc.	4.650%	11/15/24	2,775	2,666
	ONEOK Partners LP	3.375%	10/1/22	7,644	7,510
	ONEOK Partners LP	5.000%	9/15/23	2,000	2,113
	ONEOK Partners LP	4.900%	3/15/25	4,100	4,318
	Phillips 66	4.300%	4/1/22	16,615	18,155
	Phillips 66 Partners LP	3.605%	2/15/25	4,875	4,710
	Pioneer Natural Resources Co.	3.950%	7/15/22	8,028	8,417
	Pioneer Natural Resources Co.	4.450%	1/15/26	3,550	3,874
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	2,815	2,762
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	3,968	3,846
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	12,495	11,734
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	6,950	7,020
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	6.500%	7/15/21	806	833
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	5.875%	3/1/22	7,843	8,392
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	5.000%	10/1/22	4,600	4,715
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	5.500%	4/15/23	3,450	3,476
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	4.500%	11/1/23	8,381	8,213
	Sasol Financing International plc	4.500%	11/14/22	5,450	5,461
	Schlumberger Investment SA	3.650%	12/1/23	8,695	9,327
	Shell International Finance BV	2.375%	8/21/22	11,389	11,584
	Shell International Finance BV	2.250%	1/6/23	9,825	9,822
	Shell International Finance BV	3.400%	8/12/23	3,150	3,353
	Shell International Finance BV	3.250%	5/11/25	17,250	18,040
	Shell International Finance BV	2.875%	5/10/26	14,750	14,978
	Spectra Energy Capital LLC	3.300%	3/15/23	4,735	4,533
	Spectra Energy Partners LP	4.750%	3/15/24	9,900	11,028

61

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Spectra Energy Partners LP	3.500%	3/15/25	2,725	2,800
	Suncor Energy Inc.	3.600%	12/1/24	5,925	6,185
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	2,525	2,469
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	4,950	4,955
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,250	3,625
5	Texas Eastern Transmission LP	2.800%	10/15/22	50	50
	Total Capital Canada Ltd.	2.750%	7/15/23	5,975	6,139
	Total Capital International SA	2.875%	2/17/22	5,825	6,049
	Total Capital International SA	2.700%	1/25/23	11,900	12,199
	Total Capital International SA	3.700%	1/15/24	9,625	10,499
	Total Capital International SA	3.750%	4/10/24	6,925	7,591
	Total Capital SA	4.250%	12/15/21	3,385	3,772
	TransCanada PipeLines Ltd.	2.500%	8/1/22	8,800	8,743
	TransCanada PipeLines Ltd.	3.750%	10/16/23	5,550	5,995
	TransCanada PipeLines Ltd.	4.875%	1/15/26	7,600	8,688
	Valero Energy Corp.	3.650%	3/15/25	4,950	4,959
	Western Gas Partners LP	3.950%	6/1/25	3,500	3,334
	Williams Partners LP	4.000%	11/15/21	4,625	4,509
	Williams Partners LP	3.600%	3/15/22	12,000	11,340
	Williams Partners LP	3.350%	8/15/22	7,775	7,095
	Williams Partners LP	4.500%	11/15/23	3,000	2,865
	Williams Partners LP	4.300%	3/4/24	7,227	6,848
	Williams Partners LP	3.900%	1/15/25	5,800	5,300
	Williams Partners LP	4.000%	9/15/25	11,491	10,529
	Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	7,000	6,755
	Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	11,010	10,570
	Other Industrial (0.1%)
	CBRE Services Inc.	5.000%	3/15/23	5,463	5,654
	CBRE Services Inc.	5.250%	3/15/25	4,800	5,022
	CBRE Services Inc.	4.875%	3/1/26	4,440	4,584
	Cintas Corp. No 2	3.250%	6/1/22	1,450	1,552
	Fluor Corp.	3.375%	9/15/21	3,000	3,179
	Fluor Corp.	3.500%	12/15/24	4,300	4,594
	Howard Hughes Medical Institute Revenue	3.500%	9/1/23	8,976	9,910
	Technology (3.5%)
	Adobe Systems Inc.	3.250%	2/1/25	10,700	11,277
	Alphabet Inc.	3.375%	2/25/24	4,550	4,999
	Altera Corp.	4.100%	11/15/23	8,025	9,129
	Amphenol Corp.	3.125%	9/15/21	2,700	2,785
	Amphenol Corp.	4.000%	2/1/22	1,950	2,074
	Analog Devices Inc.	2.875%	6/1/23	3,016	3,147
	Analog Devices Inc.	3.900%	12/15/25	4,925	5,478
	Apple Inc.	2.150%	2/9/22	15,049	15,342
	Apple Inc.	2.700%	5/13/22	11,809	12,382
	Apple Inc.	2.850%	2/23/23	12,941	13,559
	Apple Inc.	2.400%	5/3/23	35,385	36,068
	Apple Inc.	3.450%	5/6/24	22,140	23,980
	Apple Inc.	2.500%	2/9/25	11,125	11,311
	Apple Inc.	3.200%	5/13/25	16,560	17,536
	Apple Inc.	3.250%	2/23/26	28,100	29,782
	Applied Materials Inc.	3.900%	10/1/25	5,500	6,105
	Arrow Electronics Inc.	3.500%	4/1/22	2,145	2,199
	Arrow Electronics Inc.	4.500%	3/1/23	2,824	3,001
	Arrow Electronics Inc.	4.000%	4/1/25	2,210	2,247
	Autodesk Inc.	3.600%	12/15/22	1,550	1,582
	Autodesk Inc.	4.375%	6/15/25	2,300	2,420
	Avnet Inc.	4.875%	12/1/22	3,725	4,040
	AVNET Inc.	4.625%	4/15/26	3,950	4,104
	Baidu Inc.	3.500%	11/28/22	3,725	3,838
	Baidu Inc.	4.125%	6/30/25	4,000	4,212
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	3,750	3,796
	CA Inc.	4.500%	8/15/23	3,100	3,392
	Cadence Design Systems Inc.	4.375%	10/15/24	2,275	2,358

62

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CDK Global Inc.	4.500%	10/15/24	2,965	2,946
	Cisco Systems Inc.	3.000%	6/15/22	800	861
	Cisco Systems Inc.	2.600%	2/28/23	3,500	3,669
	Cisco Systems Inc.	3.625%	3/4/24	8,195	9,195
	Cisco Systems Inc.	2.950%	2/28/26	14,050	14,956
	Corning Inc.	2.900%	5/15/22	2,500	2,561
	Corning Inc.	3.700%	11/15/23	2,500	2,680
5	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	5.450%	6/15/23	30,000	31,003
5	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.020%	6/15/26	12,675	13,149
	Dun & Bradstreet Corp.	4.375%	12/1/22	1,925	1,984
	EMC Corp.	3.375%	6/1/23	6,003	5,467
	Equifax Inc.	3.300%	12/15/22	1,200	1,264
	Fidelity National Information Services Inc.	5.000%	3/15/22	3,253	3,387
	Fidelity National Information Services Inc.	4.500%	10/15/22	750	827
	Fidelity National Information Services Inc.	3.500%	4/15/23	7,492	7,732
	Fidelity National Information Services Inc.	3.875%	6/5/24	11,620	12,293
	Fidelity National Information Services Inc.	5.000%	10/15/25	19,875	22,565
	Fiserv Inc.	3.500%	10/1/22	2,073	2,206
	Fiserv Inc.	3.850%	6/1/25	8,150	8,724
	Flextronics International Ltd.	4.750%	6/15/25	6,750	6,818
5	Hewlett Packard Enterprise Co.	4.400%	10/15/22	14,671	15,696
5	Hewlett Packard Enterprise Co.	4.900%	10/15/25	16,000	16,721
	HP Inc.	4.375%	9/15/21	11,950	12,822
	HP Inc.	4.650%	12/9/21	5,550	5,996
	Ingram Micro Inc.	5.000%	8/10/22	100	101
	Ingram Micro Inc.	4.950%	12/15/24	5,050	5,041
	Intel Corp.	3.300%	10/1/21	15,923	17,233
	Intel Corp.	3.100%	7/29/22	6,200	6,675
	Intel Corp.	2.700%	12/15/22	11,600	12,173
	Intel Corp.	3.700%	7/29/25	18,295	20,356
	Intel Corp.	2.600%	5/19/26	1,075	1,090
	International Business Machines Corp.	2.900%	11/1/21	200	212
	International Business Machines Corp.	1.875%	8/1/22	8,850	8,872
	International Business Machines Corp.	2.875%	11/9/22	11,350	12,027
	International Business Machines Corp.	3.375%	8/1/23	9,650	10,471
	International Business Machines Corp.	3.625%	2/12/24	16,000	17,464
	International Business Machines Corp.	3.450%	2/19/26	10,486	11,394
	Jabil Circuit Inc.	4.700%	9/15/22	1,700	1,723
	Juniper Networks Inc.	4.500%	3/15/24	2,900	3,063
	Juniper Networks Inc.	4.350%	6/15/25	2,025	2,094
	Keysight Technologies Inc.	4.550%	10/30/24	4,350	4,454
	KLA-Tencor Corp.	4.125%	11/1/21	3,750	3,988
	KLA-Tencor Corp.	4.650%	11/1/24	7,420	8,095
	Lam Research Corp.	3.450%	6/15/23	5,900	6,089
	Lam Research Corp.	3.800%	3/15/25	3,550	3,671
	Lam Research Corp.	3.900%	6/15/26	6,025	6,337
	Lender Processing Services Inc / Black Knight Lending
	Solutions Inc	5.750%	4/15/23	2,571	2,690
	Maxim Integrated Products Inc.	3.375%	3/15/23	3,525	3,632
	Microsoft Corp.	2.375%	2/12/22	15,570	16,076
	Microsoft Corp.	2.650%	11/3/22	8,925	9,304
	Microsoft Corp.	2.125%	11/15/22	6,958	7,080
	Microsoft Corp.	2.375%	5/1/23	1,575	1,612
	Microsoft Corp.	3.625%	12/15/23	9,275	10,275
	Microsoft Corp.	2.700%	2/12/25	18,620	19,220
	Microsoft Corp.	3.125%	11/3/25	23,815	25,466
	Motorola Solutions Inc.	3.500%	9/1/21	100	102
	Motorola Solutions Inc.	3.750%	5/15/22	6,925	6,913
	Motorola Solutions Inc.	3.500%	3/1/23	6,725	6,486
	Motorola Solutions Inc.	4.000%	9/1/24	9,400	9,217
	NetApp Inc.	3.250%	12/15/22	100	100
	Oracle Corp.	2.800%	7/8/21	9,410	9,880
	Oracle Corp.	1.900%	9/15/21	40,000	40,132
	Oracle Corp.	2.500%	5/15/22	13,087	13,394

63

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oracle Corp.	2.500%	10/15/22	25,701	26,283
	Oracle Corp.	3.625%	7/15/23	4,150	4,549
	Oracle Corp.	2.400%	9/15/23	19,325	19,371
	Oracle Corp.	3.400%	7/8/24	17,901	19,137
	Oracle Corp.	2.950%	5/15/25	19,270	19,978
	Oracle Corp.	2.650%	7/15/26	11,600	11,615
	Pitney Bowes Inc.	4.625%	3/15/24	4,200	4,428
	QUALCOMM Inc.	3.000%	5/20/22	14,000	14,698
	QUALCOMM Inc.	3.450%	5/20/25	14,300	15,182
	Seagate HDD Cayman	4.750%	6/1/23	7,150	6,042
	Seagate HDD Cayman	4.750%	1/1/25	6,430	5,080
	Symantec Corp.	3.950%	6/15/22	3,650	3,696
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	5,404	5,830
	Texas Instruments Inc.	2.250%	5/1/23	2,025	2,049
	Total System Services Inc.	3.750%	6/1/23	1,600	1,626
	Total System Services Inc.	4.800%	4/1/26	3,000	3,259
	Trimble Navigation Ltd.	4.750%	12/1/24	1,650	1,731
	Tyco Electronics Group SA	3.500%	2/3/22	3,179	3,358
	Tyco Electronics Group SA	3.450%	8/1/24	950	1,002
	Tyco Electronics Group SA	3.700%	2/15/26	3,350	3,546
	Verisk Analytics Inc.	4.125%	9/12/22	4,675	4,969
	Verisk Analytics Inc.	4.000%	6/15/25	8,032	8,423
	Transportation (0.9%)
4	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	2,994	3,159
4	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	8,044	8,728
4	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	3,315	3,249
4	BNSF Funding Trust I	6.613%	12/15/55	100	113
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	4,400	4,769
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,325	4,606
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	5,700	6,068
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	4,925	5,196
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	5,600	6,230
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	4,000	4,434
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	5,825	6,342
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	4,350	4,599
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,925	4,355
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,870	7,976
	Canadian National Railway Co.	2.850%	12/15/21	3,725	3,932
	Canadian National Railway Co.	2.250%	11/15/22	1,095	1,114
	Canadian National Railway Co.	2.950%	11/21/24	1,325	1,425
	Canadian National Railway Co.	2.750%	3/1/26	1,600	1,677
	Canadian Pacific Railway Co.	9.450%	8/1/21	4,050	5,278
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,180	4,643
	Canadian Pacific Railway Co.	2.900%	2/1/25	500	511
	Canadian Pacific Railway Co.	3.700%	2/1/26	450	485
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	2,200	2,431
4	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	4,190	4,693
4	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	4,453	4,698
4	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	5,712	6,041
	CSX Corp.	3.700%	11/1/23	5,675	6,193
	CSX Corp.	3.400%	8/1/24	2,600	2,793
	CSX Corp.	3.350%	11/1/25	4,350	4,620
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	2,883	3,352
	FedEx Corp.	2.625%	8/1/22	3,028	3,106
	FedEx Corp.	4.000%	1/15/24	4,251	4,715
	FedEx Corp.	3.200%	2/1/25	3,700	3,854
	FedEx Corp.	3.250%	4/1/26	6,500	6,773
4	Hawaiian Airlines 2013-1 Class A Pass Through
	Certificates	3.900%	1/15/26	2,038	2,022
	JB Hunt Transport Services Inc.	3.300%	8/15/22	2,601	2,694
	JB Hunt Transport Services Inc.	3.850%	3/15/24	2,525	2,685
5	Kansas City Southern	3.000%	5/15/23	5,550	5,655
	Kansas City Southern	3.125%	6/1/26	1,600	1,633

64

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Norfolk Southern Corp.	3.250%	12/1/21	4,693	4,969
	Norfolk Southern Corp.	3.000%	4/1/22	6,105	6,373
	Norfolk Southern Corp.	2.903%	2/15/23	4,774	4,930
	Norfolk Southern Corp.	3.850%	1/15/24	2,075	2,268
	Norfolk Southern Corp.	5.590%	5/17/25	1,339	1,644
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,565	1,768
	Trinity Industries Inc.	4.550%	10/1/24	2,985	2,755
	Union Pacific Corp.	4.163%	7/15/22	8,196	9,231
	Union Pacific Corp.	2.950%	1/15/23	1,500	1,592
	Union Pacific Corp.	2.750%	4/15/23	2,200	2,303
	Union Pacific Corp.	3.646%	2/15/24	2,685	2,965
	Union Pacific Corp.	3.750%	3/15/24	650	722
	Union Pacific Corp.	3.250%	1/15/25	5,400	5,850
	Union Pacific Corp.	3.250%	8/15/25	7,390	8,030
	Union Pacific Corp.	2.750%	3/1/26	3,450	3,594
4	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	4,858	5,246
4	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	4,808	5,072
	United Parcel Service Inc.	2.450%	10/1/22	14,456	14,962
4	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	456	521
4	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	3,660	3,848
4	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	995	1,080
					7,001,646
Utilities (2.3%)
	Electric (2.1%)
	Alabama Power Co.	3.550%	12/1/23	1,600	1,772
	Alabama Power Co.	2.800%	4/1/25	725	754
	Ameren Corp.	3.650%	2/15/26	2,527	2,726
	Ameren Illinois Co.	2.700%	9/1/22	3,965	4,143
	Ameren Illinois Co.	3.250%	3/1/25	1,000	1,077
	American Electric Power Co. Inc.	2.950%	12/15/22	500	521
	Appalachian Power Co.	3.400%	6/1/25	1,650	1,752
	Arizona Public Service Co.	3.350%	6/15/24	1,690	1,830
	Arizona Public Service Co.	3.150%	5/15/25	4,750	5,070
	Baltimore Gas & Electric Co.	3.500%	11/15/21	3,575	3,851
	Baltimore Gas & Electric Co.	2.800%	8/15/22	300	311
	Baltimore Gas & Electric Co.	3.350%	7/1/23	4,499	4,768
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	5,925	6,476
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	4,675	5,043
	Black Hills Corp.	4.250%	11/30/23	798	871
	Black Hills Corp.	3.950%	1/15/26	3,900	4,147
5	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,900	5,045
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	250	298
	CMS Energy Corp.	5.050%	3/15/22	3,550	4,061
	CMS Energy Corp.	3.875%	3/1/24	4,595	5,001
	CMS Energy Corp.	3.600%	11/15/25	250	266
	CMS Energy Corp.	3.000%	5/15/26	2,100	2,146
	Commonwealth Edison Co.	3.400%	9/1/21	3,650	3,947
	Commonwealth Edison Co.	3.100%	11/1/24	1,500	1,597
	Commonwealth Edison Co.	2.550%	6/15/26	7,150	7,254
	Connecticut Light & Power Co.	2.500%	1/15/23	6,408	6,550
	Consumers Energy Co.	2.850%	5/15/22	3,000	3,138
	Consumers Energy Co.	3.375%	8/15/23	2,000	2,157
	Consumers Energy Co.	3.125%	8/31/24	3,600	3,818
	Delmarva Power & Light Co.	3.500%	11/15/23	4,875	5,271
	Dominion Resources Inc.	2.750%	9/15/22	3,400	3,448
	Dominion Resources Inc.	3.625%	12/1/24	6,055	6,373
	Dominion Resources Inc.	3.900%	10/1/25	6,255	6,703
4	Dominion Resources Inc.	5.750%	10/1/54	4,600	4,566
	DTE Electric Co.	2.650%	6/15/22	2,875	2,992
	DTE Electric Co.	3.650%	3/15/24	4,600	5,064
	DTE Electric Co.	3.375%	3/1/25	1,675	1,816
	DTE Energy Co.	3.300%	6/15/22	100	104
	DTE Energy Co.	3.850%	12/1/23	275	297

65

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	DTE Energy Co.	3.500%	6/1/24	5,383	5,701
	Duke Energy Carolinas LLC	2.500%	3/15/23	1,665	1,724
	Duke Energy Corp.	3.550%	9/15/21	500	533
	Duke Energy Corp.	3.050%	8/15/22	5,947	6,182
	Duke Energy Corp.	3.950%	10/15/23	3,612	3,932
	Duke Energy Corp.	3.750%	4/15/24	3,745	4,031
	Duke Energy Florida LLC	3.100%	8/15/21	2,300	2,450
	Duke Energy Ohio Inc.	3.800%	9/1/23	2,340	2,584
	Duke Energy Progress Llc	3.000%	9/15/21	5,750	6,140
	Duke Energy Progress Llc	2.800%	5/15/22	4,079	4,276
	Duke Energy Progress LLC	3.250%	8/15/25	4,769	5,158
	Edison International	2.950%	3/15/23	3,200	3,282
5	Emera US Finance LP	3.550%	6/15/26	5,400	5,516
	Empresa Nacional de Electricidad SA	4.250%	4/15/24	565	601
	Entergy Arkansas Inc.	3.050%	6/1/23	4,610	4,834
	Entergy Arkansas Inc.	3.700%	6/1/24	1,000	1,097
	Entergy Arkansas Inc.	3.500%	4/1/26	3,947	4,327
	Entergy Corp.	4.000%	7/15/22	2,000	2,147
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,970	7,209
	Entergy Louisiana LLC	4.050%	9/1/23	4,750	5,320
	Entergy Louisiana LLC	5.400%	11/1/24	1,575	1,926
	Entergy Louisiana LLC	4.440%	1/15/26	525	604
	Entergy Mississippi Inc.	3.100%	7/1/23	1,225	1,275
	Eversource Energy	2.800%	5/1/23	2,325	2,372
	Eversource Energy	3.150%	1/15/25	3,610	3,765
	Eversource Energy	3.350%	3/15/26	2,400	2,533
	Exelon Corp.	3.950%	6/15/25	10,143	10,956
	Exelon Corp.	3.400%	4/15/26	4,850	5,070
	Exelon Generation Co. LLC	4.250%	6/15/22	4,993	5,341
	FirstEnergy Solutions Corp.	6.050%	8/15/21	3,850	4,170
	Florida Power & Light Co.	2.750%	6/1/23	7,550	7,951
	Florida Power & Light Co.	3.250%	6/1/24	2,475	2,669
	Florida Power & Light Co.	3.125%	12/1/25	300	322
	Georgia Power Co.	2.850%	5/15/22	4,300	4,510
	Georgia Power Co.	3.250%	4/1/26	3,300	3,505
	Indiana Michigan Power Co.	3.200%	3/15/23	825	861
	Interstate Power & Light Co.	3.400%	8/15/25	1,925	2,084
	ITC Holdings Corp.	4.050%	7/1/23	900	960
	ITC Holdings Corp.	3.650%	6/15/24	4,270	4,445
	ITC Holdings Corp.	3.250%	6/30/26	2,325	2,328
	Kansas City Power & Light Co.	3.150%	3/15/23	3,140	3,229
	Kentucky Utilities Co.	3.300%	10/1/25	1,400	1,513
	LG&E & KU Energy LLC	4.375%	10/1/21	375	414
	Louisville Gas & Electric Co.	3.300%	10/1/25	2,900	3,116
	MidAmerican Energy Co.	3.700%	9/15/23	250	275
	MidAmerican Energy Co.	3.500%	10/15/24	3,550	3,882
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	4,950	5,228
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	4,400	4,577
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,150	4,331
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	3,875	4,180
4	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	2,100	2,058
4	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,575	3,653
	NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,600	1,685
	Northern States Power Co.	2.150%	8/15/22	825	842
	Northern States Power Co.	2.600%	5/15/23	1,300	1,347
	NSTAR Electric Co.	2.375%	10/15/22	1,825	1,879
	NSTAR Electric Co.	3.250%	11/15/25	2,650	2,848
	NSTAR Electric Co.	2.700%	6/1/26	2,350	2,390
	Ohio Power Co.	5.375%	10/1/21	5,175	6,038
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,375	3,735
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,560	3,260
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	4,000	4,164
	Pacific Gas & Electric Co.	3.250%	9/15/21	2,500	2,681
	Pacific Gas & Electric Co.	2.450%	8/15/22	3,000	3,066

66

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pacific Gas & Electric Co.	3.250%	6/15/23	2,650	2,827
	Pacific Gas & Electric Co.	3.850%	11/15/23	100	110
	Pacific Gas & Electric Co.	3.750%	2/15/24	5,135	5,631
	Pacific Gas & Electric Co.	3.400%	8/15/24	4,700	5,050
	Pacific Gas & Electric Co.	3.500%	6/15/25	4,200	4,572
	Pacific Gas & Electric Co.	2.950%	3/1/26	5,462	5,693
	PacifiCorp	2.950%	2/1/22	5,332	5,655
	PacifiCorp	3.600%	4/1/24	3,575	3,928
	PacifiCorp	3.350%	7/1/25	1,925	2,076
	Peco Energy Co.	2.375%	9/15/22	2,450	2,525
	Potomac Electric Power Co.	3.600%	3/15/24	150	163
	PPL Capital Funding Inc.	4.200%	6/15/22	6,801	7,411
	PPL Capital Funding Inc.	3.500%	12/1/22	1,760	1,853
	PPL Capital Funding Inc.	3.400%	6/1/23	3,975	4,148
	PPL Capital Funding Inc.	3.950%	3/15/24	1,225	1,320
	PPL Capital Funding Inc.	3.100%	5/15/26	8,075	8,140
	PPL Electric Utilities Corp.	3.000%	9/15/21	5,350	5,699
	Progress Energy Inc.	3.150%	4/1/22	4,575	4,765
	PSEG Power LLC	4.150%	9/15/21	1,225	1,312
	PSEG Power LLC	4.300%	11/15/23	1,500	1,581
	Public Service Co. of Colorado	2.250%	9/15/22	1,250	1,283
	Public Service Co. of Colorado	2.500%	3/15/23	1,325	1,357
	Public Service Co. of Colorado	2.900%	5/15/25	3,200	3,352
	Public Service Co. of New Hampshire	3.500%	11/1/23	1,550	1,665
	Public Service Co. of New Mexico	3.850%	8/1/25	1,650	1,767
	Public Service Electric & Gas Co.	2.375%	5/15/23	7,279	7,441
	Public Service Electric & Gas Co.	3.150%	8/15/24	2,550	2,730
	Public Service Electric & Gas Co.	3.050%	11/15/24	3,000	3,200
	Public Service Electric & Gas Co.	3.000%	5/15/25	3,315	3,543
	Puget Energy Inc.	6.000%	9/1/21	1,787	2,070
	Puget Energy Inc.	5.625%	7/15/22	7,050	8,054
	Puget Energy Inc.	3.650%	5/15/25	3,900	4,012
	San Diego Gas & Electric Co.	3.000%	8/15/21	2,597	2,778
	San Diego Gas & Electric Co.	3.600%	9/1/23	4,573	5,050
	San Diego Gas & Electric Co.	2.500%	5/15/26	5,400	5,483
	SCANA Corp.	4.125%	2/1/22	5,165	5,369
	Scottish Power Ltd.	5.810%	3/15/25	900	1,052
	Sierra Pacific Power Co.	3.375%	8/15/23	3,750	4,012
5	Sierra Pacific Power Co.	2.600%	5/1/26	4,450	4,549
4	Southern California Edison Co.	1.845%	2/1/22	2,700	2,684
	Southern California Edison Co.	2.400%	2/1/22	1,000	1,030
	Southern California Edison Co.	3.500%	10/1/23	2,225	2,437
	Southern Co.	2.350%	7/1/21	7,500	7,648
	Southern Co.	2.950%	7/1/23	9,000	9,315
	Southern Co.	3.250%	7/1/26	7,350	7,639
	Southern Power Co.	4.150%	12/1/25	3,400	3,679
	Southwestern Electric Power Co.	3.550%	2/15/22	1,575	1,680
	Southwestern Public Service Co.	3.300%	6/15/24	2,200	2,353
	System Energy Resources Inc.	4.100%	4/1/23	2,200	2,329
	Tampa Electric Co.	2.600%	9/15/22	2,600	2,685
	TransAlta Corp.	4.500%	11/15/22	2,500	2,286
	Tri-State Generation & Transmission Assn. Inc.	3.700%	11/1/24	1,325	1,412
	Tucson Electric Power Co.	5.150%	11/15/21	2,150	2,435
	Tucson Electric Power Co.	3.050%	3/15/25	750	757
	Union Electric Co.	3.500%	4/15/24	3,625	3,934
	Virginia Electric & Power Co.	2.950%	1/15/22	3,700	3,900
	Virginia Electric & Power Co.	3.450%	9/1/22	1,550	1,667
	Virginia Electric & Power Co.	2.750%	3/15/23	600	623
	Virginia Electric & Power Co.	3.450%	2/15/24	1,925	2,082
	Virginia Electric & Power Co.	3.100%	5/15/25	4,850	5,121
	Virginia Electric & Power Co.	3.150%	1/15/26	2,900	3,070
	WEC Energy Group Inc.	3.550%	6/15/25	3,225	3,469
	Westar Energy Inc.	3.250%	12/1/25	2,325	2,485
	Westar Energy Inc.	2.550%	7/1/26	1,325	1,327

67

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Western Massachusetts Electric Co.	3.500%	9/15/21	2,275	2,425
Wisconsin Electric Power Co.	3.100%	6/1/25	1,600	1,703
Wisconsin Power & Light Co.	2.250%	11/15/22	1,850	1,864
Xcel Energy Inc.	3.300%	6/1/25	4,700	4,958
Natural Gas (0.2%)
AGL Capital Corp.	3.500%	9/15/21	2,125	2,257
AGL Capital Corp.	3.875%	11/15/25	1,100	1,182
AGL Capital Corp.	3.250%	6/15/26	1,325	1,358
Laclede Gas Co.	3.400%	8/15/23	1,375	1,468
NiSource Finance Corp.	6.125%	3/1/22	4,754	5,681
Nisource Finance Corp.	3.850%	2/15/23	1,600	1,727
ONE Gas Inc.	3.610%	2/1/24	1,870	2,021
Sempra Energy	2.875%	10/1/22	5,754	5,890
Sempra Energy	4.050%	12/1/23	6,500	7,042
Sempra Energy	3.750%	11/15/25	8,585	9,176
Southern California Gas Co.	2.600%	6/15/26	11,000	11,287
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	2,500	2,768
American Water Capital Corp.	3.400%	3/1/25	6,650	7,191

				633,377

Total Corporate Bonds (Cost $10,646,101)				11,108,332

Sovereign Bonds (U.S. Dollar-Denominated) (6.3%)
African Development Bank	2.375%	9/23/21	8,000	8,415
Asian Development Bank	2.125%	11/24/21	7,300	7,588
Asian Development Bank	1.875%	2/18/22	20,750	21,266
Asian Development Bank	2.000%	1/22/25	10,150	10,461
Asian Development Bank	2.000%	4/24/26	5,000	5,114
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	16,475	16,371
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	14,225	14,403
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	14,700	15,681
Corp. Andina de Fomento	4.375%	6/15/22	12,670	14,083
Ecopetrol SA	5.875%	9/18/23	11,050	11,381
Ecopetrol SA	4.125%	1/16/25	10,793	9,876
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	2,000	2,088
European Bank for Reconstruction & Development	1.875%	2/23/22	8,025	8,256
European Investment Bank	2.125%	10/15/21	22,150	22,904
European Investment Bank	2.250%	8/15/22	24,250	25,376
European Investment Bank	3.250%	1/29/24	25,475	28,545
European Investment Bank	2.500%	10/15/24	6,825	7,264
European Investment Bank	1.875%	2/10/25	30,300	30,808
European Investment Bank	2.125%	4/13/26	6,000	6,264
Export-Import Bank of Korea	4.375%	9/15/21	8,000	8,910
Export-Import Bank of Korea	5.000%	4/11/22	5,400	6,210
Export-Import Bank of Korea	4.000%	1/14/24	4,900	5,478
Export-Import Bank of Korea	2.875%	1/21/25	9,500	9,806
Export-Import Bank of Korea	3.250%	11/10/25	9,000	9,649
Export-Import Bank of Korea	2.625%	5/26/26	11,500	11,783
Hydro-Quebec	8.400%	1/15/22	4,825	6,387
Hydro-Quebec	8.050%	7/7/24	8,825	12,408
Inter-American Development Bank	1.750%	4/14/22	21,900	22,393
Inter-American Development Bank	3.000%	10/4/23	9,000	9,915
Inter-American Development Bank	3.000%	2/21/24	19,000	20,996
Inter-American Development Bank	2.125%	1/15/25	18,900	19,634
Inter-American Development Bank	7.000%	6/15/25	750	1,018
Inter-American Development Bank	2.000%	6/2/26	10,600	10,894
International Bank for Reconstruction & Development	2.250%	6/24/21	16,900	17,659
International Bank for Reconstruction & Development	1.625%	2/10/22	29,800	30,251
International Bank for Reconstruction & Development	1.875%	10/7/22	500	513
International Bank for Reconstruction & Development	7.625%	1/19/23	2,107	2,909
International Bank for Reconstruction & Development	1.750%	4/19/23	20,500	20,839
International Bank for Reconstruction & Development	2.500%	11/25/24	31,700	33,764

68

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	2.500%	7/29/25	33,450	35,849
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,600
	International Finance Corp.	2.125%	4/7/26	5,600	5,821
6	Japan Bank for International Cooperation	3.375%	7/31/23	2,775	3,067
6	Japan Bank for International Cooperation	3.000%	5/29/24	6,700	7,226
6	Japan Bank for International Cooperation	2.125%	2/10/25	11,000	11,130
6	Japan Bank for International Cooperation	2.500%	5/28/25	7,500	7,901
6	Japan Bank for International Cooperation	2.750%	1/21/26	10,000	10,743
6	Japan Bank for International Cooperation	2.375%	4/20/26	6,000	6,273
7	KFW	2.375%	8/25/21	15,500	16,307
7	KFW	2.625%	1/25/22	33,230	35,425
7	KFW	2.000%	10/4/22	14,550	15,006
7	KFW	2.125%	1/17/23	28,425	29,575
7	KFW	2.500%	11/20/24	32,650	34,641
7	KFW	2.000%	5/2/25	23,200	23,758
	Korea Development Bank	4.625%	11/16/21	5,600	6,364
	Korea Development Bank	3.000%	9/14/22	9,550	10,068
	Korea Development Bank	3.750%	1/22/24	7,050	7,670
	Korea Development Bank	3.000%	1/13/26	10,000	10,547
7	Landwirtschaftliche Rentenbank	2.250%	10/1/21	8,645	9,018
7	Landwirtschaftliche Rentenbank	2.000%	1/13/25	14,000	14,148
7	Landwirtschaftliche Rentenbank	2.375%	6/10/25	11,250	11,701
	North American Development Bank	2.400%	10/26/22	2,500	2,556
8	Oesterreichische Kontrollbank AG	2.375%	10/1/21	5,600	5,802
4	Oriental Republic of Uruguay	8.000%	11/18/22	3,430	4,390
4	Oriental Republic of Uruguay	4.500%	8/14/24	12,225	13,206
	Petroleos Mexicanos	4.875%	1/24/22	30,400	31,025
	Petroleos Mexicanos	3.500%	1/30/23	20,360	19,154
	Petroleos Mexicanos	4.875%	1/18/24	12,600	12,711
4	Petroleos Mexicanos	2.290%	2/15/24	1,520	1,562
	Petroleos Mexicanos	4.250%	1/15/25	7,575	7,284
	Petroleos Mexicanos	4.500%	1/23/26	7,550	7,291
	Province of British Columbia	2.650%	9/22/21	6,450	6,863
	Province of British Columbia	2.000%	10/23/22	7,000	7,247
	Province of British Columbia	6.500%	1/15/26	1,935	2,640
	Province of British Columbia	2.250%	6/2/26	6,700	6,902
	Province of Manitoba	2.100%	9/6/22	3,800	3,879
	Province of Manitoba	3.050%	5/14/24	13,600	14,712
	Province of Nova Scotia	8.250%	7/30/22	4,700	6,280
	Province of Ontario	2.500%	9/10/21	15,500	16,204
	Province of Ontario	2.450%	6/29/22	2,150	2,237
	Province of Ontario	3.200%	5/16/24	9,650	10,538
	Province of Ontario	2.500%	4/27/26	7,500	7,734
	Quebec	2.750%	8/25/21	22,125	23,394
	Quebec	2.625%	2/13/23	7,075	7,426
	Quebec	7.125%	2/9/24	6,125	8,141
	Quebec	2.875%	10/16/24	12,300	13,112
	Quebec	2.500%	4/20/26	14,000	14,399
	Republic of Chile	2.250%	10/30/22	4,075	4,108
	Republic of Chile	3.125%	1/21/26	24,663	25,403
	Republic of Colombia	4.375%	7/12/21	14,442	15,431
4	Republic of Colombia	2.625%	3/15/23	12,725	12,300
	Republic of Colombia	4.000%	2/26/24	22,250	23,223
	Republic of Colombia	8.125%	5/21/24	5,690	7,397
4	Republic of Colombia	4.500%	1/28/26	4,600	4,917
	Republic of Finland	6.950%	2/15/26	695	972
	Republic of Italy	6.875%	9/27/23	24,750	31,056
	Republic of Korea	3.875%	9/11/23	9,300	10,604
	Republic of Korea	5.625%	11/3/25	1,775	2,330
4	Republic of Panama	4.000%	9/22/24	8,500	9,116
4	Republic of Panama	3.750%	3/16/25	14,750	15,561
	Republic of Panama	7.125%	1/29/26	4,190	5,510
	Republic of Peru	7.350%	7/21/25	17,450	23,778
	Republic of Poland	5.000%	3/23/22	29,110	32,694

69

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Poland	3.000%	3/17/23	8,805	8,945
	Republic of Poland	4.000%	1/22/24	15,425	16,570
	Republic of Poland	3.250%	4/6/26	12,400	12,620
	Republic of South Africa	5.875%	5/30/22	3,800	4,210
	Republic of South Africa	4.665%	1/17/24	22,145	22,795
	Republic of South Africa	5.875%	9/16/25	11,000	12,183
	Republic of South Africa	4.875%	4/14/26	4,200	4,332
	Republic of the Philippines	4.200%	1/21/24	11,250	12,760
	Republic of the Philippines	9.500%	10/21/24	400	606
	Republic of the Philippines	10.625%	3/16/25	10,105	16,576
	Republic of the Philippines	5.500%	3/30/26	7,075	8,955
	Republic of Turkey	5.125%	3/25/22	17,475	18,678
	Republic of Turkey	6.250%	9/26/22	21,350	24,120
	Republic of Turkey	3.250%	3/23/23	13,400	12,909
	Republic of Turkey	5.750%	3/22/24	20,100	22,358
	Republic of Turkey	7.375%	2/5/25	16,000	19,726
	Republic of Turkey	4.250%	4/14/26	8,200	8,212
	State of Israel	4.000%	6/30/22	9,475	10,531
	State of Israel	3.150%	6/30/23	9,600	10,211
	State of Israel	2.875%	3/16/26	10,000	10,317
	Statoil ASA	2.750%	11/10/21	2,000	2,078
	Statoil ASA	3.150%	1/23/22	6,725	7,070
	Statoil ASA	2.450%	1/17/23	9,642	9,738
	Statoil ASA	2.650%	1/15/24	8,425	8,537
	Statoil ASA	3.700%	3/1/24	9,463	10,239
	Statoil ASA	3.250%	11/10/24	6,562	6,908
	United Mexican States	3.625%	3/15/22	32,648	34,420
	United Mexican States	4.000%	10/2/23	34,205	36,702
	United Mexican States	3.600%	1/30/25	28,075	29,328
	United Mexican States	4.125%	1/21/26	9,950	10,748

Total Sovereign Bonds (Cost $1,667,731)					1,735,869

Taxable Municipal Bonds (0.3%)
	California GO	5.700%	11/1/21	2,300	2,748
	California GO	6.650%	3/1/22	3,500	4,322
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.814%	7/1/24	4,000	4,211
	Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	4,000	4,169
	George Washington University District of Columbia GO	3.485%	9/15/22	2,500	2,686
	Georgia GO	4.503%	11/1/25	3,825	4,403
	Illinois GO	4.950%	6/1/23	8,954	9,491
	Massachusetts GO	4.200%	12/1/21	6,375	7,138
9	New Jersey Economic Development Authority Lease
	Revenue	0.000%	2/15/22	5,000	4,155
	Oregon GO	5.762%	6/1/23	1,950	2,290
	Pennsylvania GO	4.650%	2/15/26	1,975	2,200
	Philadelphia PA Industrial Development Authority City
	Service Agreement Revenue	3.964%	4/15/26	1,000	1,032
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,930	3,748
	Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	1,222
	Utah GO	4.554%	7/1/24	4,895	5,688
	Utah GO	3.539%	7/1/25	65	72
9	Wisconsin GO	5.700%	5/1/26	3,245	3,986
Total Taxable Municipal Bonds (Cost $61,002)					63,561

70

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
10 Vanguard Market Liquidity Fund (Cost
$255,883)	0.538%	255,883,474	255,883

Total Investments (100.3%) (Cost $26,500,534)			27,697,731
Other Assets and Liabilities—Net (-0.3%)			(74,400)
Net Assets (100%)			27,623,331

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $320,489,000, representing
1.2% of net assets.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Guaranteed by the Republic of Austria.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

71

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (39.7%)
U.S. Government Securities (37.7%)
	United States Treasury Note/Bond	1.625%	5/15/26	8,348	8,455
	United States Treasury Note/Bond	6.750%	8/15/26	11,810	17,689
	United States Treasury Note/Bond	6.500%	11/15/26	18,620	27,590
	United States Treasury Note/Bond	6.625%	2/15/27	10,000	15,037
	United States Treasury Note/Bond	6.375%	8/15/27	11,955	17,876
	United States Treasury Note/Bond	6.125%	11/15/27	8,571	12,653
	United States Treasury Note/Bond	5.500%	8/15/28	18,690	26,727
	United States Treasury Note/Bond	5.250%	11/15/28	21,505	30,272
	United States Treasury Note/Bond	5.250%	2/15/29	50,926	72,021
	United States Treasury Note/Bond	6.125%	8/15/29	17,570	26,888
	United States Treasury Note/Bond	6.250%	5/15/30	32,220	50,646
	United States Treasury Note/Bond	5.375%	2/15/31	36,145	53,607
	United States Treasury Note/Bond	4.500%	2/15/36	63,835	91,942
	United States Treasury Note/Bond	4.750%	2/15/37	10,930	16,260
	United States Treasury Note/Bond	5.000%	5/15/37	13,269	20,397
	United States Treasury Note/Bond	4.375%	2/15/38	25,178	35,902
	United States Treasury Note/Bond	4.500%	5/15/38	22,350	32,421
	United States Treasury Note/Bond	3.500%	2/15/39	45,537	57,490
	United States Treasury Note/Bond	4.250%	5/15/39	40,942	57,235
	United States Treasury Note/Bond	4.500%	8/15/39	42,981	62,168
	United States Treasury Note/Bond	4.375%	11/15/39	38,630	54,927
	United States Treasury Note/Bond	4.625%	2/15/40	70,706	103,982
	United States Treasury Note/Bond	4.375%	5/15/40	33,368	47,508
	United States Treasury Note/Bond	3.875%	8/15/40	43,900	58,304
	United States Treasury Note/Bond	4.250%	11/15/40	38,805	54,376
	United States Treasury Note/Bond	4.750%	2/15/41	62,680	94,108
	United States Treasury Note/Bond	4.375%	5/15/41	46,095	65,858
	United States Treasury Note/Bond	3.750%	8/15/41	26,950	35,195
	United States Treasury Note/Bond	3.125%	11/15/41	65,292	77,167
	United States Treasury Note/Bond	3.125%	2/15/42	52,597	62,204
	United States Treasury Note/Bond	3.000%	5/15/42	21,915	25,332
	United States Treasury Note/Bond	2.750%	8/15/42	119,203	131,440
	United States Treasury Note/Bond	2.750%	11/15/42	141,223	155,478
	United States Treasury Note/Bond	3.125%	2/15/43	133,640	157,654
	United States Treasury Note/Bond	2.875%	5/15/43	176,855	198,962
	United States Treasury Note/Bond	3.625%	8/15/43	102,500	132,337
	United States Treasury Note/Bond	3.750%	11/15/43	120,580	159,185
	United States Treasury Note/Bond	3.625%	2/15/44	144,444	186,310
	United States Treasury Note/Bond	3.375%	5/15/44	116,587	143,803
	United States Treasury Note/Bond	3.125%	8/15/44	118,838	139,988
	United States Treasury Note/Bond	3.000%	11/15/44	139,556	160,555
	United States Treasury Note/Bond	2.500%	2/15/45	190,277	198,274
	United States Treasury Note/Bond	3.000%	5/15/45	146,360	168,360
	United States Treasury Note/Bond	2.875%	8/15/45	166,737	187,266
	United States Treasury Note/Bond	3.000%	11/15/45	85,750	98,679
	United States Treasury Note/Bond	2.500%	2/15/46	123,413	128,620
	United States Treasury Note/Bond	2.500%	5/15/46	73,700	76,890
					3,836,038
Agency Bonds and Notes (2.0%)
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,443
1	Federal Home Loan Banks	5.500%	7/15/36	7,080	10,245
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,890	2,881
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,260	25,204
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	20,252	30,620
2	Federal National Mortgage Assn.	6.250%	5/15/29	18,180	26,458
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,175	14,406
2	Federal National Mortgage Assn.	7.250%	5/15/30	8,835	14,066
2	Federal National Mortgage Assn.	6.625%	11/15/30	9,050	13,838
2	Federal National Mortgage Assn.	5.625%	7/15/37	6,080	8,946
2	Federal National Mortgage Assn.	6.210%	8/6/38	700	1,098
1	Tennessee Valley Authority	7.125%	5/1/30	3,970	6,085

72

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Tennessee Valley Authority	4.650%	6/15/35	4,510	5,716
1	Tennessee Valley Authority	5.880%	4/1/36	4,535	6,574
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,461
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,689
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,647
1	Tennessee Valley Authority	5.250%	9/15/39	7,645	10,445
1	Tennessee Valley Authority	3.500%	12/15/42	3,150	3,407
1	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,367
1	Tennessee Valley Authority	5.375%	4/1/56	1,950	2,743
1	Tennessee Valley Authority	4.625%	9/15/60	1,400	1,753
1	Tennessee Valley Authority	4.250%	9/15/65	3,500	4,096

					200,188

Total U.S. Government and Agency Obligations (Cost $3,449,878)					4,036,226

Corporate Bonds (49.0%)
Finance (8.6%)
	Banking (4.7%)
	American Express Co.	4.050%	12/3/42	2,406	2,504
	Bank of America Corp.	4.250%	10/22/26	8,439	8,756
	Bank of America Corp.	6.750%	6/1/28	425	543
	Bank of America Corp.	6.110%	1/29/37	6,300	7,479
	Bank of America Corp.	7.750%	5/14/38	6,245	8,793
	Bank of America Corp.	5.875%	2/7/42	6,635	8,376
	Bank of America Corp.	5.000%	1/21/44	6,975	8,053
	Bank of America Corp.	4.875%	4/1/44	3,400	3,875
	Bank of America Corp.	4.750%	4/21/45	1,900	1,941
	Bank of America NA	6.000%	10/15/36	3,400	4,337
	Bank One Capital III	8.750%	9/1/30	425	621
	Bank One Corp.	7.625%	10/15/26	4,975	6,618
	Bank One Corp.	8.000%	4/29/27	185	249
	Barclays plc	5.250%	8/17/45	4,500	4,729
	Branch Banking & Trust Co.	3.800%	10/30/26	2,450	2,699
	Citigroup Inc.	4.400%	6/10/25	6,000	6,254
	Citigroup Inc.	4.300%	11/20/26	2,750	2,847
	Citigroup Inc.	4.450%	9/29/27	7,394	7,581
	Citigroup Inc.	6.625%	1/15/28	625	789
	Citigroup Inc.	6.625%	6/15/32	3,350	4,101
	Citigroup Inc.	6.000%	10/31/33	4,025	4,717
	Citigroup Inc.	6.125%	8/25/36	5,033	5,900
	Citigroup Inc.	8.125%	7/15/39	7,907	12,343
	Citigroup Inc.	5.875%	1/30/42	4,285	5,401
	Citigroup Inc.	6.675%	9/13/43	2,566	3,295
	Citigroup Inc.	4.950%	11/7/43	3,508	3,944
	Citigroup Inc.	5.300%	5/6/44	3,450	3,728
	Comerica Inc.	3.800%	7/22/26	750	769
	Cooperatieve Rabobank UA	5.250%	5/24/41	5,675	7,045
	Cooperatieve Rabobank UA	5.750%	12/1/43	6,225	7,335
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,300	2,566
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	6,625	6,755
	Credit Suisse USA Inc.	7.125%	7/15/32	2,400	3,192
	Fifth Third Bancorp	8.250%	3/1/38	3,420	5,112
	FirstMerit Bank NA	4.270%	11/25/26	1,225	1,261
	Goldman Sachs Capital I	6.345%	2/15/34	5,175	6,082
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,008	4,620
	Goldman Sachs Group Inc.	6.125%	2/15/33	10,300	12,876
	Goldman Sachs Group Inc.	6.450%	5/1/36	5,100	6,014
	Goldman Sachs Group Inc.	6.750%	10/1/37	18,440	22,762
	Goldman Sachs Group Inc.	6.250%	2/1/41	7,470	9,663
	Goldman Sachs Group Inc.	4.800%	7/8/44	7,375	8,148
	Goldman Sachs Group Inc.	5.150%	5/22/45	6,700	6,912
	Goldman Sachs Group Inc.	4.750%	10/21/45	4,000	4,410
	HSBC Bank USA NA	5.875%	11/1/34	4,390	5,321
	HSBC Bank USA NA	5.625%	8/15/35	3,525	4,053

73

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HSBC Bank USA NA	7.000%	1/15/39	2,625	3,345
	HSBC Holdings plc	7.625%	5/17/32	1,050	1,336
	HSBC Holdings plc	7.350%	11/27/32	200	245
	HSBC Holdings plc	6.500%	5/2/36	6,200	7,405
	HSBC Holdings plc	6.500%	9/15/37	10,950	13,212
	HSBC Holdings plc	6.800%	6/1/38	1,540	1,926
	HSBC Holdings plc	6.100%	1/14/42	3,370	4,324
	HSBC Holdings plc	5.250%	3/14/44	4,925	5,193
	JPMorgan Chase & Co.	4.125%	12/15/26	6,150	6,492
	JPMorgan Chase & Co.	4.250%	10/1/27	4,450	4,684
	JPMorgan Chase & Co.	6.400%	5/15/38	6,800	9,281
	JPMorgan Chase & Co.	5.500%	10/15/40	4,325	5,426
	JPMorgan Chase & Co.	5.600%	7/15/41	4,825	6,126
	JPMorgan Chase & Co.	5.400%	1/6/42	5,104	6,331
	JPMorgan Chase & Co.	5.625%	8/16/43	4,550	5,345
	JPMorgan Chase & Co.	4.850%	2/1/44	4,425	5,297
	JPMorgan Chase & Co.	4.950%	6/1/45	5,364	5,897
	KeyBank NA	6.950%	2/1/28	1,018	1,329
3	Lloyds Banking Group plc	5.300%	12/1/45	2,000	2,064
	Morgan Stanley	6.250%	8/9/26	2,375	2,983
	Morgan Stanley	4.350%	9/8/26	7,900	8,233
	Morgan Stanley	3.950%	4/23/27	6,800	6,856
	Morgan Stanley	7.250%	4/1/32	2,025	2,807
	Morgan Stanley	6.375%	7/24/42	6,525	8,807
	Morgan Stanley	4.300%	1/27/45	12,000	12,646
	Regions Bank	6.450%	6/26/37	1,850	2,264
	Regions Financial Corp.	7.375%	12/10/37	1,100	1,388
	Wachovia Bank NA	5.850%	2/1/37	3,000	3,801
	Wachovia Corp.	7.574%	8/1/26	1,125	1,464
	Wachovia Corp.	7.500%	4/15/35	1,940	2,702
	Wachovia Corp.	5.500%	8/1/35	1,585	1,878
	Wachovia Corp.	6.550%	10/15/35	125	159
	Wells Fargo & Co.	4.300%	7/22/27	8,100	8,724
	Wells Fargo & Co.	5.375%	2/7/35	2,450	2,978
	Wells Fargo & Co.	5.375%	11/2/43	9,060	10,563
	Wells Fargo & Co.	5.606%	1/15/44	7,845	9,399
	Wells Fargo & Co.	4.650%	11/4/44	4,600	4,837
	Wells Fargo & Co.	3.900%	5/1/45	6,150	6,442
	Wells Fargo & Co.	4.900%	11/17/45	6,700	7,340
	Wells Fargo & Co.	4.400%	6/14/46	4,500	4,558
	Wells Fargo Bank NA	5.950%	8/26/36	1,755	2,238
	Wells Fargo Bank NA	6.600%	1/15/38	6,075	8,337
4	Wells Fargo Capital X	5.950%	12/1/86	3,025	3,214
	Brokerage (0.2%)
	Brookfield Asset Management Inc.	7.375%	3/1/33	850	1,034
	CME Group Inc.	5.300%	9/15/43	2,475	3,124
	Invesco Finance plc	5.375%	11/30/43	3,465	4,112
	Jefferies Group LLC	6.450%	6/8/27	950	1,056
	Jefferies Group LLC	6.250%	1/15/36	1,975	2,035
	Legg Mason Inc.	5.625%	1/15/44	1,900	1,944
	Leucadia National Corp.	6.625%	10/23/43	800	698
	Finance Companies (0.4%)
	GATX Corp.	5.200%	3/15/44	575	583
	GATX Corp.	4.500%	3/30/45	650	596
3	GE Capital International Funding Co.	4.418%	11/15/35	38,226	42,826
	Insurance (3.0%)
	ACE Capital Trust II	9.700%	4/1/30	1,100	1,601
	Aetna Inc.	4.250%	6/15/36	4,400	4,548
	Aetna Inc.	6.625%	6/15/36	2,700	3,608
	Aetna Inc.	6.750%	12/15/37	1,700	2,308
	Aetna Inc.	4.500%	5/15/42	1,925	2,040
	Aetna Inc.	4.125%	11/15/42	1,450	1,467
	Aetna Inc.	4.750%	3/15/44	1,250	1,383

74

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Aetna Inc.	4.375%	6/15/46	6,425	6,679
	Aflac Inc.	6.900%	12/17/39	1,300	1,832
	Aflac Inc.	6.450%	8/15/40	1,335	1,787
	Alleghany Corp.	4.900%	9/15/44	975	1,014
	Allstate Corp.	5.350%	6/1/33	1,950	2,392
	Allstate Corp.	5.550%	5/9/35	1,435	1,815
	Allstate Corp.	5.950%	4/1/36	950	1,265
	Allstate Corp.	4.500%	6/15/43	1,380	1,605
4	Allstate Corp.	6.500%	5/15/67	1,675	1,817
	American International Group Inc.	3.875%	1/15/35	3,400	3,216
	American International Group Inc.	4.700%	7/10/35	2,525	2,621
	American International Group Inc.	6.250%	5/1/36	3,200	3,811
	American International Group Inc.	4.500%	7/16/44	8,075	7,858
	American International Group Inc.	4.800%	7/10/45	1,857	1,891
	American International Group Inc.	4.375%	1/15/55	3,000	2,781
4	American International Group Inc.	8.175%	5/15/68	1,500	1,879
	Anthem Inc.	5.950%	12/15/34	671	793
	Anthem Inc.	5.850%	1/15/36	2,375	2,843
	Anthem Inc.	6.375%	6/15/37	2,445	3,100
	Anthem Inc.	4.625%	5/15/42	2,900	3,045
	Anthem Inc.	4.650%	1/15/43	2,925	3,094
	Anthem Inc.	5.100%	1/15/44	2,500	2,811
	Anthem Inc.	4.650%	8/15/44	2,650	2,835
	Anthem Inc.	4.850%	8/15/54	800	843
	Aon Corp.	8.205%	1/1/27	1,050	1,348
	Aon Corp.	6.250%	9/30/40	1,750	2,229
	Aon plc	4.250%	12/12/42	575	558
	Aon plc	4.450%	5/24/43	1,575	1,590
	Aon plc	4.600%	6/14/44	2,950	3,007
	Arch Capital Group Ltd.	7.350%	5/1/34	625	846
	Arch Capital Group US Inc.	5.144%	11/1/43	2,050	2,228
	Assurant Inc.	6.750%	2/15/34	1,489	1,851
	AXA SA	8.600%	12/15/30	4,895	6,670
	AXIS Specialty Finance plc	5.150%	4/1/45	875	946
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,025	4,003
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,775	1,989
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,180	2,420
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,152	3,563
	Chubb Corp.	6.000%	5/11/37	2,675	3,628
	Chubb Corp.	6.500%	5/15/38	1,905	2,739
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,000	1,437
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,602	1,784
	Chubb INA Holdings Inc.	4.350%	11/3/45	5,031	5,768
	Cigna Corp.	7.875%	5/15/27	650	898
	Cigna Corp.	6.150%	11/15/36	1,625	2,017
	Cigna Corp.	5.875%	3/15/41	1,560	1,912
	Cigna Corp.	5.375%	2/15/42	2,445	2,879
	Cincinnati Financial Corp.	6.920%	5/15/28	1,200	1,581
	Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,650
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,100	1,330
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,500	1,538
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,675	2,053
	Hartford Financial Services Group Inc.	6.625%	3/30/40	736	951
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,325	1,635
	Hartford Financial Services Group Inc.	4.300%	4/15/43	400	400
	Humana Inc.	8.150%	6/15/38	810	1,175
	Humana Inc.	4.625%	12/1/42	1,476	1,539
	Humana Inc.	4.950%	10/1/44	2,195	2,407
	Lincoln National Corp.	6.150%	4/7/36	2,125	2,500
	Lincoln National Corp.	7.000%	6/15/40	2,295	2,942
	Loews Corp.	6.000%	2/1/35	1,050	1,295
	Loews Corp.	4.125%	5/15/43	1,965	1,988
	Manulife Financial Corp.	5.375%	3/4/46	2,500	2,948
	Markel Corp.	5.000%	3/30/43	1,100	1,177

75

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Markel Corp.	5.000%	4/5/46	1,100	1,161
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,125	1,384
	MetLife Inc.	6.500%	12/15/32	2,025	2,630
	MetLife Inc.	6.375%	6/15/34	2,400	3,106
	MetLife Inc.	5.700%	6/15/35	3,480	4,233
	MetLife Inc.	5.875%	2/6/41	3,153	3,928
	MetLife Inc.	4.125%	8/13/42	2,525	2,514
	MetLife Inc.	4.875%	11/13/43	3,750	4,125
	MetLife Inc.	4.721%	12/15/44	2,800	3,016
	MetLife Inc.	4.050%	3/1/45	3,150	3,091
	MetLife Inc.	4.600%	5/13/46	1,000	1,069
4	MetLife Inc.	6.400%	12/15/66	5,020	5,334
4	MetLife Inc.	10.750%	8/1/69	840	1,306
	Munich Re America Corp.	7.450%	12/15/26	1,000	1,329
4	Nationwide Financial Services Inc.	6.750%	5/15/87	1,025	1,056
	Principal Financial Group Inc.	6.050%	10/15/36	2,000	2,501
	Principal Financial Group Inc.	4.625%	9/15/42	675	716
	Principal Financial Group Inc.	4.350%	5/15/43	1,000	1,015
	Progressive Corp.	6.625%	3/1/29	2,850	3,776
	Progressive Corp.	4.350%	4/25/44	2,190	2,505
	Protective Life Corp.	8.450%	10/15/39	1,020	1,429
	Prudential Financial Inc.	5.750%	7/15/33	350	413
	Prudential Financial Inc.	5.400%	6/13/35	1,820	2,064
	Prudential Financial Inc.	5.900%	3/17/36	2,100	2,517
	Prudential Financial Inc.	5.700%	12/14/36	2,650	3,150
	Prudential Financial Inc.	6.625%	12/1/37	2,450	3,163
	Prudential Financial Inc.	6.625%	6/21/40	1,550	2,010
	Prudential Financial Inc.	6.200%	11/15/40	1,750	2,157
	Prudential Financial Inc.	5.625%	5/12/41	1,025	1,196
	Prudential Financial Inc.	5.100%	8/15/43	1,395	1,550
	Prudential Financial Inc.	4.600%	5/15/44	4,188	4,459
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,175	1,207
	Transatlantic Holdings Inc.	8.000%	11/30/39	1,325	1,830
	Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,449
	Travelers Cos. Inc.	6.250%	6/15/37	2,700	3,745
	Travelers Cos. Inc.	5.350%	11/1/40	2,750	3,540
	Travelers Cos. Inc.	4.600%	8/1/43	1,825	2,173
	Travelers Cos. Inc.	4.300%	8/25/45	450	511
	Travelers Cos. Inc.	3.750%	5/15/46	1,800	1,882
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,750	2,373
	Trinity Acquisition plc	6.125%	8/15/43	1,000	1,117
	UnitedHealth Group Inc.	4.625%	7/15/35	3,350	3,889
	UnitedHealth Group Inc.	5.800%	3/15/36	2,635	3,455
	UnitedHealth Group Inc.	6.500%	6/15/37	890	1,242
	UnitedHealth Group Inc.	6.625%	11/15/37	2,575	3,664
	UnitedHealth Group Inc.	6.875%	2/15/38	3,985	5,808
	UnitedHealth Group Inc.	5.950%	2/15/41	1,050	1,398
	UnitedHealth Group Inc.	4.625%	11/15/41	2,025	2,312
	UnitedHealth Group Inc.	4.375%	3/15/42	1,500	1,669
	UnitedHealth Group Inc.	3.950%	10/15/42	3,050	3,192
	UnitedHealth Group Inc.	4.250%	3/15/43	2,450	2,667
	UnitedHealth Group Inc.	4.750%	7/15/45	7,310	8,812
	Unum Group	5.750%	8/15/42	900	1,000
	Validus Holdings Ltd.	8.875%	1/26/40	940	1,310
	Voya Financial Inc.	5.700%	7/15/43	1,325	1,493
	Voya Financial Inc.	4.800%	6/15/46	1,350	1,352
	WR Berkley Corp.	4.750%	8/1/44	1,370	1,428
	XLIT Ltd.	6.250%	5/15/27	825	997
	XLIT Ltd.	5.250%	12/15/43	1,050	1,146
	XLIT Ltd.	5.500%	3/31/45	1,700	1,695
	Real Estate Investment Trusts (0.3%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	600	622
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,350	1,416

76

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brandywine Operating Partnership LP	4.550%	10/1/29	820	854
ERP Operating LP	4.500%	7/1/44	1,450	1,614
ERP Operating LP	4.500%	6/1/45	2,200	2,444
Federal Realty Investment Trust	4.500%	12/1/44	1,800	1,972
HCP Inc.	6.750%	2/1/41	900	1,097
Kilroy Realty LP	4.250%	8/15/29	1,300	1,372
Omega Healthcare Investors Inc.	4.500%	4/1/27	2,325	2,302
Realty Income Corp.	4.125%	10/15/26	850	910
Realty Income Corp.	5.875%	3/15/35	1,170	1,419
Simon Property Group LP	6.750%	2/1/40	1,975	2,853
Simon Property Group LP	4.750%	3/15/42	2,100	2,422
Simon Property Group LP	4.250%	10/1/44	1,040	1,128
Sovran Acquisition LP	3.500%	7/1/26	2,725	2,751
Ventas Realty LP	5.700%	9/30/43	750	868
Ventas Realty LP	4.375%	2/1/45	1,575	1,551
Welltower Inc.	6.500%	3/15/41	1,700	2,116
Welltower Inc.	5.125%	3/15/43	910	985
				872,209
Industrial (33.9%)
Basic Industry (2.2%)
Agrium Inc.	4.125%	3/15/35	1,150	1,112
Agrium Inc.	7.125%	5/23/36	500	634
Agrium Inc.	6.125%	1/15/41	2,225	2,615
Agrium Inc.	4.900%	6/1/43	2,975	3,089
Agrium Inc.	5.250%	1/15/45	1,590	1,722
Albemarle Corp.	5.450%	12/1/44	1,250	1,294
Barrick Gold Corp.	5.250%	4/1/42	2,625	2,662
Barrick North America Finance LLC	7.500%	9/15/38	850	960
Barrick North America Finance LLC	5.700%	5/30/41	2,850	2,911
Barrick North America Finance LLC	5.750%	5/1/43	3,925	4,321
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,220	2,319
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,185	2,243
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	9,600	11,168
CF Industries Inc.	5.150%	3/15/34	3,425	3,340
CF Industries Inc.	4.950%	6/1/43	2,575	2,378
CF Industries Inc.	5.375%	3/15/44	2,670	2,536
Domtar Corp.	6.250%	9/1/42	1,475	1,527
Dow Chemical Co.	7.375%	11/1/29	2,650	3,552
Dow Chemical Co.	4.250%	10/1/34	2,700	2,787
Dow Chemical Co.	9.400%	5/15/39	2,265	3,579
Dow Chemical Co.	5.250%	11/15/41	2,425	2,695
Dow Chemical Co.	4.375%	11/15/42	3,350	3,422
Eastman Chemical Co.	4.800%	9/1/42	2,090	2,170
Eastman Chemical Co.	4.650%	10/15/44	2,530	2,591
Ecolab Inc.	5.500%	12/8/41	2,690	3,366
EI du Pont de Nemours & Co.	6.500%	1/15/28	775	988
EI du Pont de Nemours & Co.	5.600%	12/15/36	627	754
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,575	2,862
EI du Pont de Nemours & Co.	4.150%	2/15/43	2,075	2,136
Georgia-Pacific LLC	7.250%	6/1/28	1,200	1,657
Georgia-Pacific LLC	7.750%	11/15/29	1,215	1,766
Georgia-Pacific LLC	8.875%	5/15/31	1,500	2,401
Glencore Canada Corp.	6.200%	6/15/35	1,000	867
Goldcorp Inc.	5.450%	6/9/44	1,725	1,730
International Paper Co.	5.000%	9/15/35	1,750	1,894
International Paper Co.	8.700%	6/15/38	795	1,163
International Paper Co.	7.300%	11/15/39	1,740	2,290
International Paper Co.	6.000%	11/15/41	1,750	2,041
International Paper Co.	4.800%	6/15/44	3,896	3,973
International Paper Co.	5.150%	5/15/46	2,600	2,803
Lubrizol Corp.	6.500%	10/1/34	925	1,237
LYB International Finance BV	5.250%	7/15/43	1,600	1,763
LYB International Finance BV	4.875%	3/15/44	4,410	4,685

77

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
LyondellBasell Industries NV	4.625%	2/26/55	3,375	3,301
Meadwestvaco Corp.	7.950%	2/15/31	2,125	2,802
Methanex Corp.	5.650%	12/1/44	500	415
Monsanto Co.	4.200%	7/15/34	2,900	2,908
Monsanto Co.	5.875%	4/15/38	2,100	2,403
Monsanto Co.	3.600%	7/15/42	425	376
Monsanto Co.	4.400%	7/15/44	2,650	2,600
Monsanto Co.	3.950%	4/15/45	3,000	2,781
Monsanto Co.	4.700%	7/15/64	2,070	1,872
Mosaic Co.	5.450%	11/15/33	1,725	1,910
Mosaic Co.	4.875%	11/15/41	1,030	1,040
Mosaic Co.	5.625%	11/15/43	1,950	2,165
Newmont Mining Corp.	5.875%	4/1/35	1,210	1,277
Newmont Mining Corp.	6.250%	10/1/39	3,185	3,539
Newmont Mining Corp.	4.875%	3/15/42	4,000	3,949
Nucor Corp.	6.400%	12/1/37	2,143	2,605
Nucor Corp.	5.200%	8/1/43	2,280	2,487
Placer Dome Inc.	6.450%	10/15/35	700	760
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,770
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,855	2,196
PPG Industries Inc.	5.500%	11/15/40	1,480	1,752
Praxair Inc.	3.550%	11/7/42	2,300	2,296
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	373
Rio Tinto Alcan Inc.	5.750%	6/1/35	5,150	5,633
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	3,425	4,273
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,175	3,517
Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,317
Rio Tinto Finance USA plc	4.125%	8/21/42	2,200	2,123
Rohm & Haas Co.	7.850%	7/15/29	3,050	4,194
RPM International Inc.	5.250%	6/1/45	400	410
Sherwin-Williams Co.	4.550%	8/1/45	1,110	1,199
Southern Copper Corp.	7.500%	7/27/35	3,050	3,305
Southern Copper Corp.	6.750%	4/16/40	3,070	3,131
Southern Copper Corp.	5.250%	11/8/42	3,845	3,331
Southern Copper Corp.	5.875%	4/23/45	6,375	5,993
Syngenta Finance NV	4.375%	3/28/42	650	629
The Dow Chemical Company	4.625%	10/1/44	3,000	3,184
Vale Canada Ltd.	7.200%	9/15/32	1,050	887
Vale Overseas Ltd.	8.250%	1/17/34	1,725	1,794
Vale Overseas Ltd.	6.875%	11/21/36	8,825	8,031
Vale Overseas Ltd.	6.875%	11/10/39	4,965	4,481
Vale SA	5.625%	9/11/42	6,440	5,200
Westrock MWV LLC	8.200%	1/15/30	520	705
Weyerhaeuser Co.	7.375%	3/15/32	2,765	3,659
Weyerhaeuser Co.	6.875%	12/15/33	1,750	2,175
Capital Goods (2.7%)
3M Co.	6.375%	2/15/28	500	693
3M Co.	5.700%	3/15/37	2,010	2,710
3M Co.	3.875%	6/15/44	500	556
ABB Finance USA Inc.	4.375%	5/8/42	1,525	1,730
Boeing Co.	6.125%	2/15/33	1,325	1,768
Boeing Co.	3.300%	3/1/35	3,250	3,305
Boeing Co.	6.625%	2/15/38	1,600	2,320
Boeing Co.	6.875%	3/15/39	1,275	1,919
Boeing Co.	5.875%	2/15/40	325	453
Boeing Co.	3.500%	3/1/45	820	838
Boeing Co.	3.375%	6/15/46	1,200	1,208
Caterpillar Inc.	5.300%	9/15/35	1,100	1,335
Caterpillar Inc.	6.050%	8/15/36	1,325	1,742
Caterpillar Inc.	5.200%	5/27/41	3,100	3,761
Caterpillar Inc.	3.803%	8/15/42	5,916	6,028
Caterpillar Inc.	4.300%	5/15/44	1,500	1,647
Caterpillar Inc.	4.750%	5/15/64	1,200	1,329

78

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Deere & Co.	5.375%	10/16/29	2,469	3,146
	Deere & Co.	8.100%	5/15/30	1,450	2,189
	Deere & Co.	7.125%	3/3/31	200	287
	Deere & Co.	3.900%	6/9/42	4,310	4,611
	Dover Corp.	5.375%	10/15/35	825	1,014
	Dover Corp.	6.600%	3/15/38	1,075	1,515
	Dover Corp.	5.375%	3/1/41	1,450	1,857
	Eaton Corp.	4.000%	11/2/32	2,495	2,658
	Eaton Corp.	4.150%	11/2/42	2,650	2,834
	Emerson Electric Co.	6.000%	8/15/32	1,650	2,143
	Emerson Electric Co.	6.125%	4/15/39	1,400	1,930
	Emerson Electric Co.	5.250%	11/15/39	175	220
3	Fortive Corp.	4.300%	6/15/46	1,150	1,224
	General Dynamics Corp.	3.600%	11/15/42	1,900	2,011
	General Electric Capital Corp.	6.750%	3/15/32	10,475	14,632
	General Electric Capital Corp.	6.150%	8/7/37	3,957	5,473
	General Electric Capital Corp.	5.875%	1/14/38	9,982	13,540
	General Electric Capital Corp.	6.875%	1/10/39	6,437	9,719
	General Electric Co.	4.125%	10/9/42	7,380	8,124
	General Electric Co.	4.500%	3/11/44	7,670	8,899
	Harris Corp.	4.854%	4/27/35	1,500	1,634
	Harris Corp.	6.150%	12/15/40	845	1,057
	Harris Corp.	5.054%	4/27/45	2,300	2,608
	Honeywell International Inc.	5.700%	3/15/36	1,700	2,242
	Honeywell International Inc.	5.700%	3/15/37	3,100	4,113
	Honeywell International Inc.	5.375%	3/1/41	2,670	3,491
	Illinois Tool Works Inc.	4.875%	9/15/41	3,450	4,169
	Illinois Tool Works Inc.	3.900%	9/1/42	1,750	1,892
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,750	2,153
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	1,200	1,291
	Lafarge SA	7.125%	7/15/36	1,350	1,644
	Lockheed Martin Corp.	3.600%	3/1/35	3,200	3,248
	Lockheed Martin Corp.	4.500%	5/15/36	1,650	1,867
	Lockheed Martin Corp.	6.150%	9/1/36	2,535	3,369
	Lockheed Martin Corp.	5.500%	11/15/39	3,600	4,466
	Lockheed Martin Corp.	5.720%	6/1/40	2,189	2,846
	Lockheed Martin Corp.	4.850%	9/15/41	1,625	1,892
	Lockheed Martin Corp.	4.070%	12/15/42	3,075	3,277
	Lockheed Martin Corp.	3.800%	3/1/45	250	254
	Lockheed Martin Corp.	4.700%	5/15/46	6,425	7,543
	Northrop Grumman Corp.	5.050%	11/15/40	1,900	2,281
	Northrop Grumman Corp.	4.750%	6/1/43	1,375	1,635
	Northrop Grumman Corp.	3.850%	4/15/45	2,116	2,201
	Northrop Grumman Systems Corp.	7.750%	2/15/31	1,315	1,974
	Owens Corning	7.000%	12/1/36	1,375	1,675
	Parker Hannifin Corp.	6.250%	5/15/38	1,095	1,528
	Parker-Hannifin Corp.	4.200%	11/21/34	1,650	1,851
	Parker-Hannifin Corp.	4.450%	11/21/44	1,650	1,951
	Precision Castparts Corp.	4.200%	6/15/35	100	114
	Precision Castparts Corp.	3.900%	1/15/43	2,375	2,580
	Precision Castparts Corp.	4.375%	6/15/45	500	593
	Raytheon Co.	7.200%	8/15/27	700	998
	Raytheon Co.	4.875%	10/15/40	2,300	2,809
	Raytheon Co.	4.700%	12/15/41	2,450	2,941
	Republic Services Inc.	2.900%	7/1/26	1,400	1,420
	Republic Services Inc.	6.200%	3/1/40	2,310	3,131
	Republic Services Inc.	5.700%	5/15/41	2,625	3,349
	Rockwell Automation Inc.	6.700%	1/15/28	300	417
	Rockwell Automation Inc.	6.250%	12/1/37	800	1,088
	Rockwell Collins Inc.	4.800%	12/15/43	1,025	1,234
	Sonoco Products Co.	5.750%	11/1/40	2,050	2,451
	Stanley Black & Decker Inc.	5.200%	9/1/40	1,400	1,656
	Tyco International Finance SA	5.125%	9/14/45	1,945	2,246
	United Technologies Corp.	6.700%	8/1/28	1,175	1,582

79

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Technologies Corp.	7.500%	9/15/29	1,850	2,727
United Technologies Corp.	5.400%	5/1/35	2,275	2,807
United Technologies Corp.	6.050%	6/1/36	4,525	6,030
United Technologies Corp.	6.125%	7/15/38	2,275	3,118
United Technologies Corp.	5.700%	4/15/40	4,835	6,347
United Technologies Corp.	4.500%	6/1/42	9,750	11,186
United Technologies Corp.	4.150%	5/15/45	1,700	1,867
Valmont Industries Inc.	5.000%	10/1/44	825	766
Valmont Industries Inc.	5.250%	10/1/54	1,000	901
Waste Management Inc.	3.900%	3/1/35	2,650	2,795
Waste Management Inc.	4.100%	3/1/45	4,370	4,768
WW Grainger Inc.	4.600%	6/15/45	4,500	5,348
WW Grainger Inc.	3.750%	5/15/46	1,500	1,549
Communication (7.1%)
21st Century Fox America Inc.	6.550%	3/15/33	725	913
21st Century Fox America Inc.	6.200%	12/15/34	4,015	4,995
21st Century Fox America Inc.	6.400%	12/15/35	4,330	5,505
21st Century Fox America Inc.	8.150%	10/17/36	1,225	1,730
21st Century Fox America Inc.	6.150%	3/1/37	2,805	3,487
21st Century Fox America Inc.	6.650%	11/15/37	3,370	4,423
21st Century Fox America Inc.	7.850%	3/1/39	825	1,192
21st Century Fox America Inc.	6.900%	8/15/39	2,550	3,413
21st Century Fox America Inc.	6.150%	2/15/41	5,375	6,721
21st Century Fox America Inc.	5.400%	10/1/43	3,735	4,389
21st Century Fox America Inc.	4.750%	9/15/44	2,525	2,796
21st Century Fox America Inc.	7.750%	12/1/45	1,995	2,895
America Movil SAB de CV	6.375%	3/1/35	3,460	4,234
America Movil SAB de CV	6.125%	11/15/37	2,225	2,650
America Movil SAB de CV	6.125%	3/30/40	5,960	7,216
America Movil SAB de CV	4.375%	7/16/42	4,300	4,331
American Tower Corp.	3.375%	10/15/26	3,900	3,913
Ameritech Capital Funding Corp.	6.550%	1/15/28	875	1,050
AT&T Corp.	8.250%	11/15/31	1,846	2,677
AT&T Inc.	6.150%	9/15/34	2,450	2,865
AT&T Inc.	4.500%	5/15/35	9,000	9,197
AT&T Inc.	6.500%	9/1/37	2,460	3,027
AT&T Inc.	6.300%	1/15/38	6,790	8,169
AT&T Inc.	6.400%	5/15/38	1,925	2,333
AT&T Inc.	6.550%	2/15/39	4,710	5,833
AT&T Inc.	6.350%	3/15/40	2,360	2,818
AT&T Inc.	6.000%	8/15/40	3,800	4,448
AT&T Inc.	5.350%	9/1/40	7,881	8,581
AT&T Inc.	6.375%	3/1/41	3,625	4,415
AT&T Inc.	5.550%	8/15/41	6,655	7,463
AT&T Inc.	5.150%	3/15/42	5,000	5,397
AT&T Inc.	4.300%	12/15/42	8,275	7,923
AT&T Inc.	4.800%	6/15/44	5,275	5,432
AT&T Inc.	4.350%	6/15/45	11,070	10,614
AT&T Inc.	4.750%	5/15/46	11,500	11,818
AT&T Inc.	5.650%	2/15/47	6,000	6,878
AT&T Mobility LLC	7.125%	12/15/31	1,950	2,566
Bellsouth Capital Funding Corp.	7.875%	2/15/30	2,618	3,347
BellSouth LLC	6.875%	10/15/31	1,702	2,043
BellSouth LLC	6.550%	6/15/34	915	1,079
BellSouth LLC	6.000%	11/15/34	1,271	1,431
BellSouth Telecommunications LLC	6.375%	6/1/28	1,815	2,181
British Telecommunications plc	9.375%	12/15/30	8,825	13,670
CBS Corp.	7.875%	7/30/30	2,615	3,713
CBS Corp.	5.500%	5/15/33	1,223	1,361
CBS Corp.	5.900%	10/15/40	900	1,027
CBS Corp.	4.850%	7/1/42	2,200	2,232
CBS Corp.	4.900%	8/15/44	1,405	1,437

80

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.384%	10/23/35	6,704	7,906
3	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.484%	10/23/45	11,425	13,632
3	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.834%	10/23/55	1,625	1,926
	Comcast Corp.	4.250%	1/15/33	5,357	5,913
	Comcast Corp.	7.050%	3/15/33	950	1,332
	Comcast Corp.	4.200%	8/15/34	3,050	3,351
	Comcast Corp.	5.650%	6/15/35	4,650	5,956
	Comcast Corp.	4.400%	8/15/35	2,700	3,027
	Comcast Corp.	6.500%	11/15/35	6,265	8,586
	Comcast Corp.	6.450%	3/15/37	6,530	8,990
	Comcast Corp.	6.950%	8/15/37	5,585	8,058
	Comcast Corp.	6.400%	5/15/38	2,575	3,538
	Comcast Corp.	6.550%	7/1/39	4,325	6,052
	Comcast Corp.	6.400%	3/1/40	2,800	3,906
	Comcast Corp.	4.650%	7/15/42	2,605	2,991
	Comcast Corp.	4.500%	1/15/43	2,225	2,495
	Comcast Corp.	4.750%	3/1/44	1,335	1,558
	Comcast Corp.	4.600%	8/15/45	4,435	5,097
	Deutsche Telekom International Finance BV	8.750%	6/15/30	11,230	16,983
	Deutsche Telekom International Finance BV	9.250%	6/1/32	2,465	3,930
	Discovery Communications LLC	6.350%	6/1/40	2,850	2,964
	Discovery Communications LLC	4.950%	5/15/42	1,600	1,390
	Discovery Communications LLC	4.875%	4/1/43	2,850	2,571
	Grupo Televisa SAB	8.500%	3/11/32	1,260	1,616
	Grupo Televisa SAB	6.625%	1/15/40	1,035	1,170
	Grupo Televisa SAB	5.000%	5/13/45	4,400	4,194
	Grupo Televisa SAB	6.125%	1/31/46	3,400	3,683
	GTE Corp.	6.940%	4/15/28	2,225	2,877
	Historic TW Inc.	6.625%	5/15/29	5,575	7,235
	Koninklijke KPN NV	8.375%	10/1/30	3,325	4,635
	Moody's Corp.	5.250%	7/15/44	1,700	2,070
	NBCUniversal Media LLC	6.400%	4/30/40	3,695	5,125
	NBCUniversal Media LLC	5.950%	4/1/41	3,725	4,956
	NBCUniversal Media LLC	4.450%	1/15/43	6,225	6,939
	New Cingular Wireless Services Inc.	8.750%	3/1/31	2,585	3,860
	Orange SA	9.000%	3/1/31	8,209	12,667
	Orange SA	5.375%	1/13/42	3,025	3,709
	Orange SA	5.500%	2/6/44	2,810	3,505
	Qwest Corp.	6.875%	9/15/33	2,624	2,572
	Qwest Corp.	7.125%	11/15/43	1,500	1,457
	Rogers Communications Inc.	7.500%	8/15/38	2,605	3,548
	Rogers Communications Inc.	4.500%	3/15/43	2,275	2,411
	Rogers Communications Inc.	5.450%	10/1/43	650	775
	Rogers Communications Inc.	5.000%	3/15/44	2,465	2,791
	S&P Global Inc.	6.550%	11/15/37	1,150	1,400
	TCI Communications Inc.	7.125%	2/15/28	1,095	1,523
	Telefonica Emisiones SAU	7.045%	6/20/36	6,675	8,576
	Telefonica Europe BV	8.250%	9/15/30	3,761	5,418
	Thomson Reuters Corp.	5.500%	8/15/35	1,940	2,135
	Thomson Reuters Corp.	5.850%	4/15/40	625	727
	Thomson Reuters Corp.	4.500%	5/23/43	300	300
	Thomson Reuters Corp.	5.650%	11/23/43	2,525	2,975
	Time Warner Cable Inc.	6.550%	5/1/37	3,785	4,428
	Time Warner Cable Inc.	7.300%	7/1/38	5,905	7,416
	Time Warner Cable Inc.	6.750%	6/15/39	5,075	6,043
	Time Warner Cable Inc.	5.875%	11/15/40	3,350	3,649
	Time Warner Cable Inc.	5.500%	9/1/41	4,725	4,961
	Time Warner Cable Inc.	4.500%	9/15/42	4,075	3,800
	Time Warner Cos. Inc.	6.950%	1/15/28	2,550	3,304
	Time Warner Entertainment Co. LP	8.375%	7/15/33	3,325	4,470
	Time Warner Inc.	7.625%	4/15/31	5,075	6,963

81

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Inc.	7.700%	5/1/32	5,766	8,037
Time Warner Inc.	6.500%	11/15/36	2,850	3,551
Time Warner Inc.	6.200%	3/15/40	2,350	2,911
Time Warner Inc.	6.100%	7/15/40	4,235	5,151
Time Warner Inc.	6.250%	3/29/41	2,575	3,242
Time Warner Inc.	5.375%	10/15/41	2,350	2,700
Time Warner Inc.	4.900%	6/15/42	1,825	1,950
Time Warner Inc.	5.350%	12/15/43	1,385	1,583
Time Warner Inc.	4.650%	6/1/44	4,300	4,527
Time Warner Inc.	4.850%	7/15/45	950	1,032
Verizon Communications Inc.	7.750%	12/1/30	3,200	4,502
Verizon Communications Inc.	6.400%	9/15/33	5,710	7,295
Verizon Communications Inc.	5.050%	3/15/34	4,600	5,108
Verizon Communications Inc.	4.400%	11/1/34	8,208	8,492
Verizon Communications Inc.	5.850%	9/15/35	3,925	4,755
Verizon Communications Inc.	4.272%	1/15/36	9,500	9,732
Verizon Communications Inc.	6.250%	4/1/37	2,275	2,855
Verizon Communications Inc.	6.400%	2/15/38	2,515	3,171
Verizon Communications Inc.	6.900%	4/15/38	2,225	2,962
Verizon Communications Inc.	7.350%	4/1/39	2,210	3,081
Verizon Communications Inc.	6.000%	4/1/41	2,575	3,206
Verizon Communications Inc.	4.750%	11/1/41	3,750	4,033
Verizon Communications Inc.	3.850%	11/1/42	2,515	2,376
Verizon Communications Inc.	6.550%	9/15/43	15,065	20,352
Verizon Communications Inc.	4.862%	8/21/46	13,713	14,912
Verizon Communications Inc.	4.522%	9/15/48	15,998	16,674
Verizon Communications Inc.	5.012%	8/21/54	19,318	20,528
Verizon Communications Inc.	4.672%	3/15/55	17,760	17,864
Viacom Inc.	4.850%	12/15/34	1,750	1,623
Viacom Inc.	6.875%	4/30/36	3,810	4,182
Viacom Inc.	4.500%	2/27/42	700	579
Viacom Inc.	4.375%	3/15/43	6,837	5,504
Viacom Inc.	4.875%	6/15/43	550	478
Viacom Inc.	5.850%	9/1/43	4,325	4,329
Viacom Inc.	5.250%	4/1/44	1,800	1,670
Vodafone Group plc	7.875%	2/15/30	2,800	3,745
Vodafone Group plc	6.250%	11/30/32	1,150	1,341
Vodafone Group plc	6.150%	2/27/37	4,500	5,226
Vodafone Group plc	4.375%	2/19/43	5,875	5,587
Walt Disney Co.	7.000%	3/1/32	1,865	2,688
Walt Disney Co.	4.375%	8/16/41	1,025	1,194
Walt Disney Co.	4.125%	12/1/41	2,805	3,153
Walt Disney Co.	3.700%	12/1/42	1,352	1,436
Walt Disney Co.	4.125%	6/1/44	3,483	3,941
WPP Finance 2010	5.125%	9/7/42	875	932
WPP Finance 2010	5.625%	11/15/43	1,515	1,758
Consumer Cyclical (3.5%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	2,500	2,622
Amazon.com Inc.	4.800%	12/5/34	5,475	6,444
Amazon.com Inc.	4.950%	12/5/44	4,900	5,982
Bed Bath & Beyond Inc.	4.915%	8/1/34	900	836
Bed Bath & Beyond Inc.	5.165%	8/1/44	2,975	2,620
BorgWarner Inc.	4.375%	3/15/45	1,750	1,803
Cummins Inc.	7.125%	3/1/28	950	1,334
Cummins Inc.	4.875%	10/1/43	1,625	1,874
CVS Health Corp.	5.300%	12/5/43	3,680	4,569
CVS Health Corp.	5.125%	7/20/45	15,725	19,489
Daimler Finance North America LLC	8.500%	1/18/31	4,940	8,007
Darden Restaurants Inc.	6.800%	10/15/37	875	1,025
eBay Inc.	4.000%	7/15/42	2,510	2,121
Ford Holdings LLC	9.300%	3/1/30	1,225	1,732
Ford Motor Co.	6.625%	10/1/28	1,900	2,399
Ford Motor Co.	6.375%	2/1/29	1,025	1,246

82

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Co.	7.450%	7/16/31	6,450	8,618
Ford Motor Co.	4.750%	1/15/43	6,239	6,556
Ford Motor Co.	7.400%	11/1/46	1,325	1,861
General Motors Co.	5.000%	4/1/35	3,880	3,880
General Motors Co.	6.600%	4/1/36	2,894	3,343
General Motors Co.	6.250%	10/2/43	5,215	5,815
General Motors Co.	5.200%	4/1/45	4,345	4,331
General Motors Co.	6.750%	4/1/46	2,128	2,538
Harley-Davidson Inc.	4.625%	7/28/45	1,025	1,145
Home Depot Inc.	5.875%	12/16/36	11,300	15,391
Home Depot Inc.	5.400%	9/15/40	1,725	2,239
Home Depot Inc.	5.950%	4/1/41	1,975	2,714
Home Depot Inc.	4.200%	4/1/43	2,225	2,505
Home Depot Inc.	4.875%	2/15/44	3,750	4,588
Home Depot Inc.	4.400%	3/15/45	4,424	5,112
Home Depot Inc.	4.250%	4/1/46	4,875	5,584
Johnson Controls Inc.	6.000%	1/15/36	850	1,008
Johnson Controls Inc.	5.700%	3/1/41	1,050	1,227
Johnson Controls Inc.	5.250%	12/1/41	1,135	1,272
Johnson Controls Inc.	4.625%	7/2/44	1,575	1,670
Johnson Controls Inc.	4.950%	7/2/64	1,300	1,299
Kohl's Corp.	5.550%	7/17/45	1,100	1,014
Lowe's Cos. Inc.	6.875%	2/15/28	550	759
Lowe's Cos. Inc.	6.500%	3/15/29	1,300	1,776
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,922
Lowe's Cos. Inc.	6.650%	9/15/37	827	1,180
Lowe's Cos. Inc.	5.800%	4/15/40	2,825	3,708
Lowe's Cos. Inc.	5.125%	11/15/41	3,025	3,711
Lowe's Cos. Inc.	4.650%	4/15/42	4,260	4,934
Lowe's Cos. Inc.	5.000%	9/15/43	2,700	3,313
Lowe's Cos. Inc.	4.250%	9/15/44	127	141
Lowe's Cos. Inc.	4.375%	9/15/45	1,400	1,600
Lowe's Cos. Inc.	3.700%	4/15/46	4,550	4,681
Macy's Retail Holdings Inc.	6.900%	4/1/29	2,300	2,522
Macy's Retail Holdings Inc.	4.500%	12/15/34	1,928	1,689
Macy's Retail Holdings Inc.	6.375%	3/15/37	2,675	2,750
Macy's Retail Holdings Inc.	5.125%	1/15/42	500	441
Macy's Retail Holdings Inc.	4.300%	2/15/43	2,400	1,900
McDonald's Corp.	4.700%	12/9/35	2,500	2,819
McDonald's Corp.	6.300%	10/15/37	2,375	3,149
McDonald's Corp.	6.300%	3/1/38	2,000	2,649
McDonald's Corp.	5.700%	2/1/39	1,725	2,144
McDonald's Corp.	3.700%	2/15/42	3,275	3,222
McDonald's Corp.	3.625%	5/1/43	2,475	2,387
McDonald's Corp.	4.600%	5/26/45	1,780	1,988
McDonald's Corp.	4.875%	12/9/45	5,704	6,618
Metropolitan Museum of Art New York Revenue	3.400%	7/1/45	1,100	1,163
NIKE Inc.	3.625%	5/1/43	1,475	1,556
NIKE Inc.	3.875%	11/1/45	3,459	3,829
Nordstrom Inc.	6.950%	3/15/28	850	1,048
Nordstrom Inc.	5.000%	1/15/44	2,274	2,226
QVC Inc.	5.450%	8/15/34	1,500	1,381
QVC Inc.	5.950%	3/15/43	575	535
Starbucks Corp.	4.300%	6/15/45	975	1,158
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	1,004	1,024
Target Corp.	6.350%	11/1/32	1,829	2,480
Target Corp.	6.500%	10/15/37	2,512	3,559
Target Corp.	7.000%	1/15/38	1,794	2,687
Target Corp.	4.000%	7/1/42	3,750	4,046
Target Corp.	3.625%	4/15/46	3,500	3,579
Tiffany & Co.	4.900%	10/1/44	1,025	1,026
VF Corp.	6.450%	11/1/37	2,190	3,020
Visa Inc.	4.150%	12/14/35	5,040	5,703
Visa Inc.	4.300%	12/14/45	10,875	12,569

83

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wal-Mart Stores Inc.	5.875%	4/5/27	2,737	3,623
	Wal-Mart Stores Inc.	7.550%	2/15/30	4,225	6,436
	Wal-Mart Stores Inc.	5.250%	9/1/35	7,140	9,382
	Wal-Mart Stores Inc.	6.500%	8/15/37	9,350	13,531
	Wal-Mart Stores Inc.	6.200%	4/15/38	7,000	9,918
	Wal-Mart Stores Inc.	5.625%	4/1/40	2,850	3,816
	Wal-Mart Stores Inc.	4.875%	7/8/40	3,750	4,625
	Wal-Mart Stores Inc.	5.000%	10/25/40	4,310	5,379
	Wal-Mart Stores Inc.	5.625%	4/15/41	5,685	7,631
	Wal-Mart Stores Inc.	4.000%	4/11/43	3,793	4,191
	Wal-Mart Stores Inc.	4.750%	10/2/43	3,775	4,653
	Wal-Mart Stores Inc.	4.300%	4/22/44	3,275	3,822
	Walgreen Co.	4.400%	9/15/42	1,775	1,800
	Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,700	1,781
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	5,025	5,384
	Walgreens Boots Alliance Inc.	4.650%	6/1/46	2,000	2,139
	Western Union Co.	6.200%	11/17/36	1,950	2,079
	Western Union Co.	6.200%	6/21/40	325	335
	Consumer Noncyclical (8.4%)
	Abbott Laboratories	6.150%	11/30/37	3,075	4,047
	Abbott Laboratories	6.000%	4/1/39	1,225	1,613
	AbbVie Inc.	4.500%	5/14/35	8,564	8,943
	AbbVie Inc.	4.300%	5/14/36	2,500	2,554
	AbbVie Inc.	4.400%	11/6/42	9,841	10,028
	AbbVie Inc.	4.700%	5/14/45	10,220	10,806
	AbbVie Inc.	4.450%	5/14/46	5,000	5,109
	Actavis Funding SCS	4.550%	3/15/35	8,965	9,281
	Actavis Funding SCS	4.850%	6/15/44	5,575	5,882
	Actavis Funding SCS	4.750%	3/15/45	8,275	8,635
	Actavis Inc.	4.625%	10/1/42	5,175	5,315
	Ahold Finance USA LLC	6.875%	5/1/29	1,575	2,086
4	Allina Health System	4.805%	11/15/45	850	1,027
	Altria Group Inc.	9.950%	11/10/38	3,174	5,726
	Altria Group Inc.	10.200%	2/6/39	2,546	4,738
	Altria Group Inc.	4.250%	8/9/42	3,476	3,764
	Altria Group Inc.	4.500%	5/2/43	3,397	3,845
	Altria Group Inc.	5.375%	1/31/44	1,655	2,128
	AmerisourceBergen Corp.	4.250%	3/1/45	1,720	1,827
	Amgen Inc.	4.950%	10/1/41	3,010	3,281
	Amgen Inc.	4.400%	5/1/45	1,695	1,769
3	Amgen Inc.	4.563%	6/15/48	12,856	13,374
3	Amgen Inc.	4.663%	6/15/51	16,793	17,550
	Anheuser-Busch Cos. LLC	6.800%	8/20/32	1,675	2,219
	Anheuser-Busch Cos. LLC	5.950%	1/15/33	650	809
	Anheuser-Busch Cos. LLC	5.750%	4/1/36	1,575	1,949
	Anheuser-Busch Cos. LLC	6.450%	9/1/37	650	863
	Anheuser-Busch Cos. LLC	6.500%	2/1/43	140	191
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	20,640	23,221
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	4,190	4,337
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,575	4,044
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	37,416	43,882
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	5,143	8,205
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,034	3,169
	Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	1,225	1,643
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,625	4,641
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,540	1,951
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,615	1,977
	Archer-Daniels-Midland Co.	4.535%	3/26/42	2,160	2,485
	Archer-Daniels-Midland Co.	4.016%	4/16/43	1,660	1,784
	Ascension Health	3.945%	11/15/46	2,250	2,419
4	Ascension Health	4.847%	11/15/53	1,379	1,730
	AstraZeneca plc	6.450%	9/15/37	8,750	11,918
	AstraZeneca plc	4.000%	9/18/42	4,000	4,112

84

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AstraZeneca plc	4.375%	11/16/45	3,125	3,413
	Baxalta Inc.	5.250%	6/23/45	3,550	3,852
	Becton Dickinson & Co.	6.000%	5/15/39	850	1,088
	Becton Dickinson & Co.	5.000%	11/12/40	1,000	1,135
	Becton Dickinson & Co.	4.875%	5/15/44	1,400	1,615
	Becton Dickinson & Co.	4.685%	12/15/44	4,008	4,532
	Biogen Inc.	5.200%	9/15/45	5,900	6,641
	Boston Scientific Corp.	7.000%	11/15/35	1,300	1,697
	Boston Scientific Corp.	7.375%	1/15/40	1,005	1,337
	Bristol-Myers Squibb Co.	5.875%	11/15/36	1,307	1,759
	Bristol-Myers Squibb Co.	6.125%	5/1/38	750	1,025
	Bristol-Myers Squibb Co.	3.250%	8/1/42	3,340	3,329
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,025	1,266
	Bristol-Myers Squibb Co.	6.875%	8/1/97	900	1,377
	Brown-Forman Corp.	3.750%	1/15/43	1,000	1,022
	Brown-Forman Corp.	4.500%	7/15/45	1,650	1,886
	Campbell Soup Co.	3.800%	8/2/42	1,100	1,098
	Cardinal Health Inc.	4.600%	3/15/43	2,775	2,962
	Cardinal Health Inc.	4.900%	9/15/45	1,250	1,397
4	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	2,525	2,549
	Celgene Corp.	5.700%	10/15/40	1,000	1,158
	Celgene Corp.	5.250%	8/15/43	6,200	6,925
	Celgene Corp.	4.625%	5/15/44	4,425	4,556
	Celgene Corp.	5.000%	8/15/45	1,000	1,103
	Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	1,250	1,396
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	1,415	1,578
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,375	2,818
	Colgate-Palmolive Co.	4.000%	8/15/45	2,200	2,532
	ConAgra Foods Inc.	7.125%	10/1/26	1,473	1,925
	ConAgra Foods Inc.	7.000%	10/1/28	925	1,159
	ConAgra Foods Inc.	8.250%	9/15/30	1,200	1,666
	Danaher Corp.	4.375%	9/15/45	2,650	3,092
	Delhaize America LLC	9.000%	4/15/31	400	559
	Delhaize Group SA	5.700%	10/1/40	2,614	3,083
	Diageo Capital plc	5.875%	9/30/36	1,825	2,375
	Diageo Capital plc	3.875%	4/29/43	1,725	1,816
	Diageo Investment Corp.	7.450%	4/15/35	1,250	1,841
	Diageo Investment Corp.	4.250%	5/11/42	1,802	1,969
	Dignity Health California GO	4.500%	11/1/42	1,050	1,128
	Dignity Health California GO	5.267%	11/1/64	1,100	1,311
	Dr Pepper Snapple Group Inc.	7.450%	5/1/38	860	1,257
	Dr Pepper Snapple Group Inc.	4.500%	11/15/45	800	883
	Eli Lilly & Co.	5.550%	3/15/37	1,435	1,891
	Eli Lilly & Co.	3.700%	3/1/45	5,429	5,789
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,351
	Estee Lauder Cos. Inc.	3.700%	8/15/42	1,475	1,536
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,275	1,460
	Express Scripts Holding Co.	3.400%	3/1/27	5,250	5,262
	Express Scripts Holding Co.	6.125%	11/15/41	2,527	3,011
	Express Scripts Holding Co.	4.800%	7/15/46	5,000	4,993
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,325	2,417
	Genentech Inc.	5.250%	7/15/35	300	386
	General Mills Inc.	5.400%	6/15/40	1,675	2,076
	General Mills Inc.	4.150%	2/15/43	1,775	1,907
	Gilead Sciences Inc.	4.600%	9/1/35	1,779	1,985
	Gilead Sciences Inc.	5.650%	12/1/41	3,145	3,945
	Gilead Sciences Inc.	4.800%	4/1/44	6,380	7,117
	Gilead Sciences Inc.	4.500%	2/1/45	6,500	7,063
	Gilead Sciences Inc.	4.750%	3/1/46	8,054	9,160
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,450	1,831
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	9,494	13,524
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,400	1,571
	Hasbro Inc.	6.350%	3/15/40	1,729	2,103
	Hasbro Inc.	5.100%	5/15/44	1,025	1,095

85

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hershey Co.	7.200%	8/15/27	90	126
	Ingredion Inc.	6.625%	4/15/37	1,025	1,296
	JM Smucker Co.	4.250%	3/15/35	1,250	1,358
	JM Smucker Co.	4.375%	3/15/45	2,900	3,158
	Johnson & Johnson	6.950%	9/1/29	1,850	2,791
	Johnson & Johnson	4.950%	5/15/33	2,125	2,723
	Johnson & Johnson	4.375%	12/5/33	2,300	2,772
	Johnson & Johnson	3.550%	3/1/36	4,701	5,179
	Johnson & Johnson	5.950%	8/15/37	2,705	4,012
	Johnson & Johnson	5.850%	7/15/38	2,115	3,078
	Johnson & Johnson	4.500%	9/1/40	3,004	3,728
	Johnson & Johnson	4.850%	5/15/41	1,000	1,302
	Johnson & Johnson	4.500%	12/5/43	254	316
	Johnson & Johnson	3.700%	3/1/46	7,000	7,871
	Kaiser Foundation Hospitals	4.875%	4/1/42	2,841	3,424
	Kellogg Co.	7.450%	4/1/31	300	415
	Kellogg Co.	4.500%	4/1/46	4,584	4,914
	Kimberly-Clark Corp.	6.625%	8/1/37	2,675	3,987
	Kimberly-Clark Corp.	5.300%	3/1/41	1,220	1,632
	Kimberly-Clark Corp.	3.700%	6/1/43	980	1,063
	Koninklijke Philips NV	6.875%	3/11/38	2,805	3,689
	Koninklijke Philips NV	5.000%	3/15/42	1,390	1,511
	Kraft Foods Group Inc.	6.875%	1/26/39	3,150	4,303
	Kraft Foods Group Inc.	6.500%	2/9/40	3,925	5,177
	Kraft Foods Group Inc.	5.000%	6/4/42	5,515	6,362
3	Kraft Heinz Foods Co.	5.000%	7/15/35	4,482	5,134
3	Kraft Heinz Foods Co.	5.200%	7/15/45	4,840	5,694
3	Kraft Heinz Foods Co.	4.375%	6/1/46	10,225	10,745
	Kroger Co.	7.700%	6/1/29	1,550	2,169
	Kroger Co.	8.000%	9/15/29	775	1,115
	Kroger Co.	7.500%	4/1/31	1,720	2,408
	Kroger Co.	6.900%	4/15/38	1,550	2,142
	Kroger Co.	5.400%	7/15/40	1,020	1,212
	Kroger Co.	5.000%	4/15/42	900	1,032
	Kroger Co.	5.150%	8/1/43	1,300	1,533
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,700	2,896
	Mattel Inc.	5.450%	11/1/41	1,750	1,878
4	Mayo Clinic	3.774%	11/15/43	900	935
4	Mayo Clinic	4.000%	11/15/47	1,200	1,321
4	Mayo Clinic	4.128%	11/15/52	1,050	1,191
	McKesson Corp.	6.000%	3/1/41	2,790	3,527
	McKesson Corp.	4.883%	3/15/44	1,225	1,399
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,335	1,628
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,500	1,603
	Medtronic Inc.	4.375%	3/15/35	7,928	8,956
	Medtronic Inc.	6.500%	3/15/39	1,350	1,891
	Medtronic Inc.	5.550%	3/15/40	1,535	1,944
	Medtronic Inc.	4.500%	3/15/42	1,950	2,211
	Medtronic Inc.	4.625%	3/15/44	3,661	4,287
	Medtronic Inc.	4.625%	3/15/45	15,179	17,770
	Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	1,250	1,418
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	975	1,223
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	1,400	1,560
	Merck & Co. Inc.	6.500%	12/1/33	3,795	5,319
	Merck & Co. Inc.	6.550%	9/15/37	3,505	5,056
	Merck & Co. Inc.	3.600%	9/15/42	1,275	1,306
	Merck & Co. Inc.	4.150%	5/18/43	5,034	5,639
	Merck & Co. Inc.	3.700%	2/10/45	6,285	6,606
	Merck Sharp & Dohme Corp.	5.950%	12/1/28	1,300	1,719
	Molson Coors Brewing Co.	3.000%	7/15/26	6,000	6,003
	Molson Coors Brewing Co.	5.000%	5/1/42	3,675	4,111
	Molson Coors Brewing Co.	4.200%	7/15/46	3,125	3,147
	Mondelez International Inc.	6.500%	11/1/31	2,450	3,245
	Mondelez International Inc.	6.500%	2/9/40	2,089	2,874

86

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Mylan Inc.	5.400%	11/29/43	1,240	1,321
	New York & Presbyterian Hospital	3.563%	8/1/36	750	789
	New York & Presbyterian Hospital	4.024%	8/1/45	2,600	2,833
	New York & Presbyterian Hospital	4.063%	8/1/56	925	997
	New York & Presbyterian Hospital	4.763%	8/1/16	540	570
	Newell Brands Inc.	5.375%	4/1/36	2,002	2,307
	Newell Brands Inc.	5.500%	4/1/46	5,475	6,518
	Novant Health Inc.	4.371%	11/1/43	975	1,114
	Novartis Capital Corp.	3.700%	9/21/42	1,275	1,366
	Novartis Capital Corp.	4.400%	5/6/44	6,875	8,312
	Novartis Capital Corp.	4.000%	11/20/45	3,700	4,205
	NYU Hospitals Center	4.784%	7/1/44	1,150	1,316
	Partners Healthcare System Inc.	4.117%	7/1/55	1,000	1,119
	PepsiCo Inc.	5.500%	1/15/40	3,275	4,196
	PepsiCo Inc.	4.875%	11/1/40	3,740	4,468
	PepsiCo Inc.	4.000%	3/5/42	2,970	3,179
	PepsiCo Inc.	3.600%	8/13/42	1,625	1,636
	PepsiCo Inc.	4.250%	10/22/44	2,233	2,485
	PepsiCo Inc.	4.600%	7/17/45	2,349	2,789
	PepsiCo Inc.	4.450%	4/14/46	2,900	3,366
	Perrigo Co. plc	5.300%	11/15/43	1,600	1,686
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,750	1,742
	Pfizer Inc.	7.200%	3/15/39	7,360	11,203
	Pfizer Inc.	4.300%	6/15/43	3,800	4,264
	Pfizer Inc.	4.400%	5/15/44	3,525	4,033
	Pharmacia Corp.	6.600%	12/1/28	2,950	4,060
	Philip Morris International Inc.	6.375%	5/16/38	4,290	5,926
	Philip Morris International Inc.	4.375%	11/15/41	2,450	2,685
	Philip Morris International Inc.	4.500%	3/20/42	4,678	5,251
	Philip Morris International Inc.	3.875%	8/21/42	3,675	3,780
	Philip Morris International Inc.	4.125%	3/4/43	3,000	3,203
	Philip Morris International Inc.	4.875%	11/15/43	1,185	1,409
	Philip Morris International Inc.	4.250%	11/10/44	3,000	3,298
	Procter & Gamble Co.	5.500%	2/1/34	1,500	2,012
	Procter & Gamble Co.	5.800%	8/15/34	650	904
	Procter & Gamble Co.	5.550%	3/5/37	5,945	8,257
	Quest Diagnostics Inc.	5.750%	1/30/40	300	349
	Quest Diagnostics Inc.	4.700%	3/30/45	1,175	1,234
	Reynolds American Inc.	5.700%	8/15/35	2,808	3,419
	Reynolds American Inc.	7.250%	6/15/37	2,125	2,890
	Reynolds American Inc.	6.150%	9/15/43	1,350	1,753
	Reynolds American Inc.	5.850%	8/15/45	7,475	9,546
	Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	600	734
	St. Jude Medical Inc.	4.750%	4/15/43	2,400	2,555
	Stryker Corp.	4.100%	4/1/43	2,325	2,371
	Stryker Corp.	4.375%	5/15/44	475	505
	Stryker Corp.	4.625%	3/15/46	5,100	5,719
	Sysco Corp.	3.300%	7/15/26	2,500	2,594
	Sysco Corp.	5.375%	9/21/35	2,550	3,036
	Sysco Corp.	4.850%	10/1/45	1,250	1,395
	Sysco Corp.	4.500%	4/1/46	1,625	1,733
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,306	2,763
4	Texas Health Resources	4.330%	11/15/55	1,000	1,127
	The Pepsi Bottling Group Inc.	7.000%	3/1/29	3,925	5,632
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,175	1,356
	Trinity Health Corp.	4.125%	12/1/45	1,175	1,304
	Tyson Foods Inc.	4.875%	8/15/34	2,570	2,848
	Tyson Foods Inc.	5.150%	8/15/44	2,223	2,566
	Unilever Capital Corp.	5.900%	11/15/32	4,433	6,156
	Whirlpool Corp.	5.150%	3/1/43	950	1,074
	Whirlpool Corp.	4.500%	6/1/46	1,975	2,061
	Wyeth LLC	6.500%	2/1/34	2,485	3,398
	Wyeth LLC	6.000%	2/15/36	510	680
	Wyeth LLC	5.950%	4/1/37	6,935	9,242

87

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	2,200	2,209
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,000	2,363
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	4,400	4,473
Zoetis Inc.	4.700%	2/1/43	3,770	3,731
Energy (5.1%)
Anadarko Finance Co.	7.500%	5/1/31	3,185	3,805
Anadarko Petroleum Corp.	6.450%	9/15/36	5,975	6,834
Anadarko Petroleum Corp.	7.950%	6/15/39	1,250	1,551
Anadarko Petroleum Corp.	6.200%	3/15/40	2,470	2,767
Anadarko Petroleum Corp.	4.500%	7/15/44	2,125	1,941
Anadarko Petroleum Corp.	6.600%	3/15/46	3,600	4,344
Apache Corp.	6.000%	1/15/37	3,906	4,457
Apache Corp.	5.100%	9/1/40	5,250	5,494
Apache Corp.	5.250%	2/1/42	1,675	1,777
Apache Corp.	4.750%	4/15/43	6,115	6,252
Apache Finance Canada Corp.	7.750%	12/15/29	1,150	1,461
Baker Hughes Inc.	5.125%	9/15/40	4,627	5,173
Buckeye Partners LP	5.850%	11/15/43	1,350	1,314
Buckeye Partners LP	5.600%	10/15/44	1,025	962
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,328
Burlington Resources Finance Co.	7.400%	12/1/31	2,175	2,857
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,775	1,975
Canadian Natural Resources Ltd.	6.450%	6/30/33	875	953
Canadian Natural Resources Ltd.	5.850%	2/1/35	1,862	1,898
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,090	2,275
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,690	2,926
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,650	1,824
Columbia Pipeline Group Inc.	5.800%	6/1/45	2,200	2,541
Conoco Funding Co.	7.250%	10/15/31	1,945	2,485
ConocoPhillips	5.900%	10/15/32	2,850	3,342
ConocoPhillips	5.900%	5/15/38	2,275	2,721
ConocoPhillips	6.500%	2/1/39	6,575	8,457
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,100	1,302
ConocoPhillips Co.	4.150%	11/15/34	2,675	2,674
ConocoPhillips Co.	4.300%	11/15/44	550	556
ConocoPhillips Co.	5.950%	3/15/46	3,000	3,736
ConocoPhillips Holding Co.	6.950%	4/15/29	6,658	8,307
Devon Energy Corp.	7.950%	4/15/32	4,010	4,699
Devon Energy Corp.	5.600%	7/15/41	4,135	3,988
Devon Energy Corp.	4.750%	5/15/42	3,740	3,330
Devon Financing Co. LLC	7.875%	9/30/31	4,990	5,787
Dominion Gas Holdings LLC	4.800%	11/1/43	1,100	1,193
Dominion Gas Holdings LLC	4.600%	12/15/44	2,450	2,590
El Paso Natural Gas Co. LLC	8.375%	6/15/32	1,182	1,383
Enable Midstream Partners LP	5.000%	5/15/44	1,725	1,354
Enbridge Energy Partners LP	7.500%	4/15/38	2,170	2,554
Enbridge Energy Partners LP	5.500%	9/15/40	2,425	2,367
Enbridge Energy Partners LP	7.375%	10/15/45	750	915
Enbridge Inc.	4.500%	6/10/44	1,500	1,312
Encana Corp.	6.500%	8/15/34	3,500	3,469
Encana Corp.	6.625%	8/15/37	1,450	1,454
Encana Corp.	6.500%	2/1/38	4,400	4,372
Energy Transfer Partners LP	8.250%	11/15/29	1,250	1,540
Energy Transfer Partners LP	4.900%	3/15/35	1,952	1,757
Energy Transfer Partners LP	6.625%	10/15/36	1,501	1,573
Energy Transfer Partners LP	7.500%	7/1/38	2,075	2,287
Energy Transfer Partners LP	6.050%	6/1/41	2,400	2,354
Energy Transfer Partners LP	6.500%	2/1/42	3,280	3,426
Energy Transfer Partners LP	5.150%	2/1/43	1,424	1,274
Energy Transfer Partners LP	5.950%	10/1/43	500	493
Energy Transfer Partners LP	5.150%	3/15/45	3,000	2,787
Energy Transfer Partners LP	6.125%	12/15/45	4,300	4,463
Eni USA Inc.	7.300%	11/15/27	600	734

88

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EnLink Midstream Partners LP	5.600%	4/1/44	1,975	1,659
EnLink Midstream Partners LP	5.050%	4/1/45	500	410
Enterprise Products Operating LLC	6.875%	3/1/33	2,020	2,470
Enterprise Products Operating LLC	6.650%	10/15/34	1,220	1,475
Enterprise Products Operating LLC	5.750%	3/1/35	505	563
Enterprise Products Operating LLC	7.550%	4/15/38	1,225	1,595
Enterprise Products Operating LLC	6.125%	10/15/39	1,650	1,954
Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,563
Enterprise Products Operating LLC	5.950%	2/1/41	2,353	2,763
Enterprise Products Operating LLC	5.700%	2/15/42	1,725	2,022
Enterprise Products Operating LLC	4.850%	8/15/42	3,460	3,682
Enterprise Products Operating LLC	4.450%	2/15/43	4,480	4,499
Enterprise Products Operating LLC	4.850%	3/15/44	5,500	5,845
Enterprise Products Operating LLC	5.100%	2/15/45	5,000	5,503
Enterprise Products Operating LLC	4.900%	5/15/46	2,775	2,993
Enterprise Products Operating LLC	4.950%	10/15/54	1,152	1,181
EOG Resources Inc.	3.900%	4/1/35	2,082	2,084
Exxon Mobil Corp.	3.567%	3/6/45	3,600	3,728
Exxon Mobil Corp.	4.114%	3/1/46	8,300	9,347
Halliburton Co.	4.850%	11/15/35	6,300	6,819
Halliburton Co.	6.700%	9/15/38	4,125	5,239
Halliburton Co.	7.450%	9/15/39	275	380
Halliburton Co.	4.500%	11/15/41	2,082	2,081
Halliburton Co.	4.750%	8/1/43	1,900	1,988
Halliburton Co.	5.000%	11/15/45	5,701	6,239
Hess Corp.	7.875%	10/1/29	2,550	3,038
Hess Corp.	7.300%	8/15/31	1,895	2,175
Hess Corp.	7.125%	3/15/33	1,375	1,521
Hess Corp.	6.000%	1/15/40	2,740	2,830
Hess Corp.	5.600%	2/15/41	4,428	4,426
Husky Energy Inc.	6.800%	9/15/37	1,350	1,550
Kerr-McGee Corp.	7.875%	9/15/31	1,200	1,424
Kinder Morgan Energy Partners LP	7.400%	3/15/31	425	464
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	561
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,600	1,743
Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,575	2,646
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,950	2,047
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,979	4,400
Kinder Morgan Energy Partners LP	6.500%	9/1/39	3,375	3,531
Kinder Morgan Energy Partners LP	6.550%	9/15/40	375	394
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,500	1,698
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,750	1,822
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,929	1,871
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,675	1,579
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,650	1,488
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	943
Kinder Morgan Energy Partners LP	5.500%	3/1/44	3,000	3,003
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,600	1,583
Kinder Morgan Inc.	7.750%	1/15/32	4,474	5,063
Kinder Morgan Inc.	5.300%	12/1/34	4,300	4,224
Kinder Morgan Inc.	5.550%	6/1/45	6,000	6,102
Magellan Midstream Partners LP	6.400%	5/1/37	475	560
Magellan Midstream Partners LP	4.200%	12/1/42	1,150	1,097
Magellan Midstream Partners LP	5.150%	10/15/43	2,075	2,233
Magellan Midstream Partners LP	4.200%	3/15/45	300	283
Marathon Oil Corp.	6.800%	3/15/32	1,600	1,632
Marathon Oil Corp.	6.600%	10/1/37	2,675	2,695
Marathon Oil Corp.	5.200%	6/1/45	1,652	1,445
Marathon Petroleum Corp.	6.500%	3/1/41	4,075	4,345
Marathon Petroleum Corp.	4.750%	9/15/44	1,850	1,577
Marathon Petroleum Corp.	5.850%	12/15/45	900	875
Marathon Petroleum Corp.	5.000%	9/15/54	2,700	2,258
National Oilwell Varco Inc.	3.950%	12/1/42	3,625	2,867
Noble Energy Inc.	8.000%	4/1/27	1,075	1,273

89

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Noble Energy Inc.	6.000%	3/1/41	3,045	3,313
Noble Energy Inc.	5.250%	11/15/43	3,565	3,621
Noble Energy Inc.	5.050%	11/15/44	1,900	1,913
Occidental Petroleum Corp.	4.625%	6/15/45	2,500	2,835
Occidental Petroleum Corp.	4.400%	4/15/46	3,850	4,236
ONEOK Partners LP	6.650%	10/1/36	2,725	2,871
ONEOK Partners LP	6.850%	10/15/37	650	704
ONEOK Partners LP	6.125%	2/1/41	2,725	2,857
ONEOK Partners LP	6.200%	9/15/43	1,450	1,541
Petro-Canada	7.000%	11/15/28	1,425	1,814
Petro-Canada	5.350%	7/15/33	1,450	1,594
Petro-Canada	5.950%	5/15/35	2,480	2,938
Petro-Canada	6.800%	5/15/38	3,875	4,980
Phillips 66	4.650%	11/15/34	3,800	3,991
Phillips 66	5.875%	5/1/42	5,676	6,818
Phillips 66	4.875%	11/15/44	4,529	4,943
Phillips 66 Partners LP	4.680%	2/15/45	1,000	930
Pioneer Natural Resources Co.	7.200%	1/15/28	800	986
Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	845	883
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	1,950	2,016
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	2,161	1,912
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	2,900	2,303
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	2,375	2,029
Shell International Finance BV	4.125%	5/11/35	5,700	6,100
Shell International Finance BV	6.375%	12/15/38	9,300	12,638
Shell International Finance BV	5.500%	3/25/40	2,725	3,381
Shell International Finance BV	3.625%	8/21/42	1,900	1,852
Shell International Finance BV	4.550%	8/12/43	3,650	3,994
Shell International Finance BV	4.375%	5/11/45	10,114	10,999
Shell International Finance BV	4.000%	5/10/46	7,250	7,430
Southern Natural Gas Co. LLC	8.000%	3/1/32	858	952
Spectra Energy Capital LLC	6.750%	2/15/32	905	961
Spectra Energy Partners LP	5.950%	9/25/43	1,450	1,716
Spectra Energy Partners LP	4.500%	3/15/45	1,825	1,863
Suncor Energy Inc.	7.150%	2/1/32	800	1,001
Suncor Energy Inc.	5.950%	12/1/34	855	1,011
Suncor Energy Inc.	6.500%	6/15/38	3,415	4,447
Suncor Energy Inc.	6.850%	6/1/39	2,575	3,421
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	850	901
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,600	1,646
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	900	825
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,750	2,713
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	2,150	2,127
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,830	2,001
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,400	1,535
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	960	1,132
Texas Eastern Transmission LP	7.000%	7/15/32	1,375	1,687
Tosco Corp.	7.800%	1/1/27	155	198
Tosco Corp.	8.125%	2/15/30	2,700	3,601
TransCanada PipeLines Ltd.	4.625%	3/1/34	2,200	2,347
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,525	1,737
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,150	3,706
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,400	2,940
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,945	4,041
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,665	2,343
TransCanada PipeLines Ltd.	6.100%	6/1/40	3,225	3,922
TransCanada PipeLines Ltd.	5.000%	10/16/43	3,150	3,530
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,275	1,283
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,075	983
Valero Energy Corp.	7.500%	4/15/32	1,841	2,193
Valero Energy Corp.	6.625%	6/15/37	5,839	6,416
Valero Energy Corp.	10.500%	3/15/39	250	364
Valero Energy Corp.	4.900%	3/15/45	3,000	2,777
Western Gas Partners LP	5.450%	4/1/44	1,250	1,195

90

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Williams Partners LP	6.300%	4/15/40	2,500	2,378
	Williams Partners LP	5.800%	11/15/43	2,325	2,168
	Williams Partners LP	5.400%	3/4/44	1,700	1,513
	Williams Partners LP	4.900%	1/15/45	1,625	1,381
	Williams Partners LP	5.100%	9/15/45	4,200	3,601
	XTO Energy Inc.	6.750%	8/1/37	440	647
	Other Industrial (0.2%)
	California Institute of Technology GO	4.321%	8/1/45	1,000	1,194
	California Institute of Technology GO	4.700%	11/1/11	1,675	1,837
4	Johns Hopkins University Maryland GO	4.083%	7/1/53	1,475	1,639
4	Massachusetts Institute of Technology GO	3.959%	7/1/38	1,050	1,199
	Massachusetts Institute of Technology GO	5.600%	7/1/11	2,575	3,679
	Massachusetts Institute of Technology GO	4.678%	7/1/14	1,925	2,295
4	Northwestern University Illinois GO	3.688%	12/1/38	1,250	1,361
4	Northwestern University Illinois GO	4.643%	12/1/44	2,250	2,840
	President & Fellows of Harvard College Massachusetts
	GO	3.619%	10/1/37	900	986
4	Rice University Texas GO	3.774%	5/15/55	150	166
	Trustees of Dartmouth College	3.474%	6/1/46	1,250	1,333
4	University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	1,400	1,462
	University of Pennsylvania GO	4.674%	9/1/12	1,400	1,604
	Wesleyan University Connecticut GO	4.781%	7/1/16	800	864
4	William Marsh Rice University	3.574%	5/15/45	2,400	2,580
	Technology (2.8%)
	Analog Devices Inc.	5.300%	12/15/45	1,000	1,212
	Apple Inc.	4.500%	2/23/36	1,500	1,691
	Apple Inc.	3.850%	5/4/43	10,010	10,045
	Apple Inc.	4.450%	5/6/44	4,075	4,440
	Apple Inc.	3.450%	2/9/45	5,200	4,885
	Apple Inc.	4.375%	5/13/45	6,525	7,060
	Apple Inc.	4.650%	2/23/46	17,707	19,987
	Applied Materials Inc.	5.100%	10/1/35	1,750	2,006
	Applied Materials Inc.	5.850%	6/15/41	2,205	2,685
	Cisco Systems Inc.	5.900%	2/15/39	4,950	6,721
	Cisco Systems Inc.	5.500%	1/15/40	6,760	8,865
	Corning Inc.	7.250%	8/15/36	600	725
	Corning Inc.	4.700%	3/15/37	2,825	2,970
	Corning Inc.	5.750%	8/15/40	1,450	1,721
3	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	7,600	8,170
	Equifax Inc.	7.000%	7/1/37	750	973
3	Hewlett Packard Enterprise Co.	6.350%	10/15/45	8,550	8,494
	HP Enterprise Services LLC	7.450%	10/15/29	876	1,065
	HP Inc.	6.000%	9/15/41	1,585	1,531
	Intel Corp.	4.000%	12/15/32	3,130	3,372
	Intel Corp.	4.800%	10/1/41	5,145	5,846
	Intel Corp.	4.250%	12/15/42	3,020	3,244
	Intel Corp.	4.900%	7/29/45	6,395	7,448
	Intel Corp.	4.100%	5/19/46	4,000	4,160
	International Business Machines Corp.	6.500%	1/15/28	1,725	2,355
	International Business Machines Corp.	5.875%	11/29/32	2,750	3,572
	International Business Machines Corp.	5.600%	11/30/39	3,228	4,083
	International Business Machines Corp.	4.000%	6/20/42	4,969	5,260
	International Business Machines Corp.	4.700%	2/19/46	2,000	2,303
	Juniper Networks Inc.	5.950%	3/15/41	1,350	1,349
	Microsoft Corp.	3.500%	2/12/35	9,575	9,854
	Microsoft Corp.	4.200%	11/3/35	1,235	1,387
	Microsoft Corp.	5.200%	6/1/39	1,205	1,502
	Microsoft Corp.	4.500%	10/1/40	2,965	3,374
	Microsoft Corp.	5.300%	2/8/41	3,175	4,003
	Microsoft Corp.	3.500%	11/15/42	2,825	2,773
	Microsoft Corp.	3.750%	5/1/43	185	186
	Microsoft Corp.	4.875%	12/15/43	1,900	2,265
	Microsoft Corp.	3.750%	2/12/45	7,475	7,595

91

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Microsoft Corp.	4.450%	11/3/45	9,740	11,005
	Microsoft Corp.	4.000%	2/12/55	8,750	8,684
	Microsoft Corp.	4.750%	11/3/55	3,500	3,966
	Motorola Solutions Inc.	5.500%	9/1/44	1,225	1,089
	Oracle Corp.	2.650%	7/15/26	13,225	13,242
	Oracle Corp.	3.250%	5/15/30	2,004	2,130
	Oracle Corp.	4.300%	7/8/34	7,455	7,929
	Oracle Corp.	3.900%	5/15/35	4,575	4,655
	Oracle Corp.	3.850%	7/15/36	7,825	7,870
	Oracle Corp.	6.500%	4/15/38	4,190	5,711
	Oracle Corp.	6.125%	7/8/39	4,225	5,545
	Oracle Corp.	5.375%	7/15/40	8,664	10,433
	Oracle Corp.	4.500%	7/8/44	4,125	4,652
	Oracle Corp.	4.125%	5/15/45	2,452	2,534
	Oracle Corp.	4.000%	7/15/46	5,900	5,932
	Oracle Corp.	4.375%	5/15/55	3,075	3,208
	QUALCOMM Inc.	4.650%	5/20/35	2,475	2,673
	QUALCOMM Inc.	4.800%	5/20/45	5,475	5,740
	Seagate HDD Cayman	4.875%	6/1/27	2,000	1,445
	Seagate HDD Cayman	5.750%	12/1/34	1,550	1,089
	Tyco Electronics Group SA	7.125%	10/1/37	2,250	3,124
	Verisk Analytics Inc.	5.500%	6/15/45	1,275	1,311
	Xerox Corp.	6.750%	12/15/39	1,175	1,134
	Transportation (1.9%)
4	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,215	2,298
4	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	3,045	3,113
4	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	1,800	1,892
4	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	925	981
4	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	2,000	2,095
4	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	975	1,009
4	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	6/15/28	2,575	2,665
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	905	1,365
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	2,160	2,865
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,670	2,201
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,275	2,944
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,175	2,618
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	2,230	2,755
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	525	627
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	2,060	2,286
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,780	3,067
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,050	2,290
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,250	2,760
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,350	2,803
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,845	3,248
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,465	3,763
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	3,375	3,965
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,850	1,954
	Canadian National Railway Co.	6.900%	7/15/28	1,950	2,802
	Canadian National Railway Co.	6.250%	8/1/34	2,420	3,358
	Canadian National Railway Co.	6.200%	6/1/36	2,292	3,158
	Canadian National Railway Co.	6.375%	11/15/37	490	692
	Canadian National Railway Co.	3.500%	11/15/42	1,000	1,011
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,115	1,516
	Canadian Pacific Railway Co.	5.750%	3/15/33	765	901
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,025	1,171
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,710	2,140
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,720	1,975
	Canadian Pacific Railway Co.	6.125%	9/15/15	2,950	3,704
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	900	1,101
	CSX Corp.	6.000%	10/1/36	1,095	1,400
	CSX Corp.	6.150%	5/1/37	2,230	2,902
	CSX Corp.	6.220%	4/30/40	2,475	3,326
	CSX Corp.	5.500%	4/15/41	1,810	2,270

92

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CSX Corp.	4.750%	5/30/42	1,950	2,218
	CSX Corp.	4.400%	3/1/43	1,150	1,264
	CSX Corp.	4.100%	3/15/44	2,400	2,560
	CSX Corp.	3.950%	5/1/50	2,325	2,332
	CSX Corp.	4.500%	8/1/54	1,665	1,788
4	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	1,005	1,060
	FedEx Corp.	4.900%	1/15/34	1,625	1,845
	FedEx Corp.	3.900%	2/1/35	2,020	2,057
	FedEx Corp.	3.875%	8/1/42	1,940	1,897
	FedEx Corp.	4.100%	4/15/43	1,700	1,719
	FedEx Corp.	5.100%	1/15/44	1,940	2,254
	FedEx Corp.	4.100%	2/1/45	1,070	1,089
	FedEx Corp.	4.750%	11/15/45	4,575	5,094
	FedEx Corp.	4.550%	4/1/46	4,750	5,147
	FedEx Corp.	4.500%	2/1/65	785	802
3	Kansas City Southern	4.300%	5/15/43	1,450	1,482
3	Kansas City Southern	4.950%	8/15/45	1,730	1,937
3,4	Latam Airlines 2015-1 Pass Through Trust A	4.200%	11/15/27	2,629	2,340
	Norfolk Southern Corp.	7.800%	5/15/27	2,092	2,963
	Norfolk Southern Corp.	7.250%	2/15/31	660	945
	Norfolk Southern Corp.	7.050%	5/1/37	845	1,185
	Norfolk Southern Corp.	4.837%	10/1/41	1,873	2,152
	Norfolk Southern Corp.	3.950%	10/1/42	1,635	1,680
	Norfolk Southern Corp.	4.800%	8/15/43	1,304	1,515
	Norfolk Southern Corp.	4.450%	6/15/45	3,660	4,053
	Norfolk Southern Corp.	4.650%	1/15/46	1,750	2,025
	Norfolk Southern Corp.	7.900%	5/15/97	325	494
	Norfolk Southern Corp.	6.000%	3/15/05	1,930	2,323
	Norfolk Southern Corp.	6.000%	5/23/11	1,880	2,324
4	Spirit Airlines Class A Pass Through Certificates Series
	2015-1	4.100%	10/1/29	1,715	1,732
	Union Pacific Corp.	6.625%	2/1/29	2,055	2,876
	Union Pacific Corp.	3.375%	2/1/35	625	630
	Union Pacific Corp.	4.750%	9/15/41	2,300	2,713
	Union Pacific Corp.	4.300%	6/15/42	80	89
	Union Pacific Corp.	4.250%	4/15/43	1,050	1,162
	Union Pacific Corp.	4.750%	12/15/43	2,040	2,410
	Union Pacific Corp.	4.821%	2/1/44	2,110	2,536
	Union Pacific Corp.	4.850%	6/15/44	1,065	1,277
	Union Pacific Corp.	4.150%	1/15/45	400	440
	Union Pacific Corp.	4.050%	11/15/45	1,200	1,301
	Union Pacific Corp.	4.050%	3/1/46	3,000	3,290
	Union Pacific Corp.	3.875%	2/1/55	1,910	1,938
	Union Pacific Corp.	4.375%	11/15/65	2,350	2,522
4	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	717	873
4	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	2,583	2,718
4	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	2,000	2,060
4	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	3,350	3,442
	United Parcel Service Inc.	6.200%	1/15/38	4,860	6,970
	United Parcel Service Inc.	4.875%	11/15/40	1,355	1,707
	United Parcel Service Inc.	3.625%	10/1/42	2,510	2,674
	United Parcel Service of America Inc.	8.375%	4/1/30	500	743
					3,453,411
Utilities (6.5%)
	Electric (6.0%)
	AEP Texas Central Co.	6.650%	2/15/33	1,952	2,516
	Alabama Power Co.	6.125%	5/15/38	1,460	1,947
	Alabama Power Co.	6.000%	3/1/39	1,490	1,971
	Alabama Power Co.	5.500%	3/15/41	1,125	1,435
	Alabama Power Co.	5.200%	6/1/41	1,365	1,685
	Alabama Power Co.	4.100%	1/15/42	755	819
	Alabama Power Co.	3.850%	12/1/42	1,100	1,154
	Alabama Power Co.	4.150%	8/15/44	1,975	2,165

93

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Alabama Power Co.	3.750%	3/1/45	1,470	1,530
	Alabama Power Co.	4.300%	1/2/46	1,400	1,590
	Ameren Illinois Co.	4.800%	12/15/43	1,138	1,381
	Ameren Illinois Co.	4.300%	7/1/44	743	847
	Ameren Illinois Co.	4.150%	3/15/46	1,152	1,291
	Appalachian Power Co	4.400%	5/15/44	740	796
	Appalachian Power Co.	5.800%	10/1/35	1,105	1,330
	Appalachian Power Co.	6.375%	4/1/36	1,005	1,264
	Appalachian Power Co.	6.700%	8/15/37	740	970
	Appalachian Power Co.	7.000%	4/1/38	1,543	2,072
	Appalachian Power Co.	4.450%	6/1/45	1,108	1,198
	Arizona Public Service Co.	5.500%	9/1/35	485	604
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,863
	Arizona Public Service Co.	4.500%	4/1/42	1,180	1,365
	Arizona Public Service Co.	4.700%	1/15/44	1,255	1,504
	Arizona Public Service Co.	4.350%	11/15/45	550	632
	Arizona Public Service Co.	3.750%	5/15/46	1,525	1,596
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,651	2,256
	Berkshire Hathaway Energy Co.	8.480%	9/15/28	1,025	1,585
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,460	7,227
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,125	4,064
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	4,580	6,300
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	875	1,060
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,264	1,411
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	1,105	1,562
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	2,475	2,538
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,175	1,384
3	Cleco Corporate Holdings LLC	4.973%	5/1/46	1,325	1,393
	Cleco Power LLC	6.500%	12/1/35	575	738
	Cleco Power LLC	6.000%	12/1/40	1,290	1,614
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	730	804
	CMS Energy Corp.	4.700%	3/31/43	935	1,060
	CMS Energy Corp.	4.875%	3/1/44	805	943
	Commonwealth Edison Co.	5.900%	3/15/36	2,235	2,977
	Commonwealth Edison Co.	6.450%	1/15/38	1,230	1,744
	Commonwealth Edison Co.	3.800%	10/1/42	1,100	1,146
	Commonwealth Edison Co.	4.600%	8/15/43	1,990	2,347
	Commonwealth Edison Co.	4.700%	1/15/44	1,200	1,445
	Commonwealth Edison Co.	3.700%	3/1/45	1,885	1,959
	Commonwealth Edison Co.	4.350%	11/15/45	1,625	1,853
	Commonwealth Edison Co.	3.650%	6/15/46	3,200	3,281
	Connecticut Light & Power Co.	6.350%	6/1/36	1,250	1,712
	Connecticut Light & Power Co.	4.300%	4/15/44	1,015	1,158
	Connecticut Light & Power Co.	4.150%	6/1/45	50	56
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,445	2,988
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	2,270	2,928
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	370	493
	Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	1,815	2,298
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	870	1,181
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,125	3,026
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	790	1,004
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,970	2,565
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	675	729
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	3,300	3,463
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,700	3,022
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	727	829
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	150	156
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,837	3,255
	Consumers Energy Co.	3.950%	5/15/43	1,805	1,966
	Consumers Energy Co.	4.100%	11/15/45	925	1,039
	Consumers Energy Co.	4.350%	8/31/64	420	458
	Dominion Resources Inc.	6.300%	3/15/33	2,460	3,021
	Dominion Resources Inc.	5.250%	8/1/33	250	277
	Dominion Resources Inc.	5.950%	6/15/35	1,890	2,304

94

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Dominion Resources Inc.	4.900%	8/1/41	1,725	1,893
	Dominion Resources Inc.	4.050%	9/15/42	995	988
	Dominion Resources Inc.	4.700%	12/1/44	2,920	3,170
	DTE Electric Co.	5.700%	10/1/37	1,060	1,380
	DTE Electric Co.	3.950%	6/15/42	885	957
	DTE Electric Co.	4.000%	4/1/43	1,025	1,124
	DTE Electric Co.	4.300%	7/1/44	1,420	1,624
	DTE Electric Co.	3.700%	3/15/45	1,915	2,015
	DTE Electric Co.	3.700%	6/1/46	2,125	2,235
	DTE Energy Co.	6.375%	4/15/33	1,680	2,151
	Duke Energy Carolinas LLC	6.000%	12/1/28	925	1,200
	Duke Energy Carolinas LLC	6.450%	10/15/32	1,225	1,648
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,410	1,874
	Duke Energy Carolinas LLC	6.000%	1/15/38	2,025	2,733
	Duke Energy Carolinas LLC	6.050%	4/15/38	2,075	2,829
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,190	2,778
	Duke Energy Carolinas LLC	4.250%	12/15/41	2,420	2,727
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,700	1,838
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,010	2,126
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	537
	Duke Energy Corp.	4.800%	12/15/45	2,175	2,519
	Duke Energy Florida LLC	6.350%	9/15/37	1,390	1,964
	Duke Energy Florida LLC	6.400%	6/15/38	2,900	4,123
	Duke Energy Florida LLC	5.650%	4/1/40	1,115	1,471
	Duke Energy Florida LLC	3.850%	11/15/42	1,490	1,573
	Duke Energy Indiana LLC	6.120%	10/15/35	1,055	1,402
	Duke Energy Indiana LLC	6.350%	8/15/38	1,915	2,697
	Duke Energy Indiana LLC	6.450%	4/1/39	750	1,079
	Duke Energy Indiana LLC	4.200%	3/15/42	870	953
	Duke Energy Indiana LLC	4.900%	7/15/43	1,880	2,266
	Duke Energy Indiana LLC	3.750%	5/15/46	2,900	3,011
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,675	1,717
	Duke Energy Progress LLC	6.300%	4/1/38	1,075	1,497
	Duke Energy Progress LLC	4.100%	5/15/42	1,625	1,780
	Duke Energy Progress LLC	4.100%	3/15/43	1,115	1,220
	Duke Energy Progress LLC	4.375%	3/30/44	2,005	2,298
	Duke Energy Progress LLC	4.150%	12/1/44	1,705	1,883
	Duke Energy Progress LLC	4.200%	8/15/45	3,050	3,424
	El Paso Electric Co.	6.000%	5/15/35	550	680
	El Paso Electric Co.	5.000%	12/1/44	1,784	2,048
3	Emera US Finance LP	4.750%	6/15/46	3,000	3,062
	Entergy Louisiana LLC	3.050%	6/1/31	1,525	1,563
	Entergy Louisiana LLC	4.950%	1/15/45	2,206	2,326
	Entergy Mississippi Inc.	2.850%	6/1/28	2,800	2,861
	Entergy Texas Inc.	5.150%	6/1/45	945	1,010
	Exelon Corp.	4.950%	6/15/35	1,635	1,846
	Exelon Corp.	5.625%	6/15/35	2,268	2,686
	Exelon Corp.	5.100%	6/15/45	1,665	1,899
	Exelon Corp.	4.450%	4/15/46	3,600	3,859
	Exelon Generation Co. LLC	6.250%	10/1/39	3,010	3,307
	Exelon Generation Co. LLC	5.750%	10/1/41	835	866
	Exelon Generation Co. LLC	5.600%	6/15/42	3,225	3,383
	FirstEnergy Solutions Corp.	6.800%	8/15/39	685	692
	Florida Power & Light Co.	5.625%	4/1/34	1,199	1,554
	Florida Power & Light Co.	4.950%	6/1/35	755	918
	Florida Power & Light Co.	5.650%	2/1/37	1,193	1,581
	Florida Power & Light Co.	5.950%	2/1/38	2,325	3,194
	Florida Power & Light Co.	5.960%	4/1/39	1,985	2,761
	Florida Power & Light Co.	5.690%	3/1/40	1,315	1,783
	Florida Power & Light Co.	5.250%	2/1/41	1,770	2,287
	Florida Power & Light Co.	5.125%	6/1/41	850	1,080
	Florida Power & Light Co.	4.125%	2/1/42	2,125	2,405
	Florida Power & Light Co.	4.050%	6/1/42	2,117	2,367
	Florida Power & Light Co.	3.800%	12/15/42	1,765	1,916

95

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Florida Power & Light Co.	4.050%	10/1/44	1,682	1,895
	Georgia Power Co.	5.650%	3/1/37	1,775	2,195
	Georgia Power Co.	5.950%	2/1/39	1,630	2,119
	Georgia Power Co.	5.400%	6/1/40	1,410	1,739
	Georgia Power Co.	4.750%	9/1/40	1,545	1,762
	Georgia Power Co.	4.300%	3/15/42	2,455	2,688
	Georgia Power Co.	4.300%	3/15/43	1,270	1,402
	Iberdrola International BV	6.750%	7/15/36	1,565	2,027
	Indiana Michigan Power Co.	6.050%	3/15/37	1,040	1,289
	Indiana Michigan Power Co.	4.550%	3/15/46	1,473	1,634
	Interstate Power & Light Co.	6.250%	7/15/39	1,835	2,573
	ITC Holdings Corp.	5.300%	7/1/43	890	995
	Jersey Central Power & Light Co.	6.150%	6/1/37	980	1,155
4	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,113	2,477
	Kansas City Power & Light Co.	6.050%	11/15/35	680	861
	Kansas City Power & Light Co.	5.300%	10/1/41	1,545	1,850
	Kentucky Utilities Co.	5.125%	11/1/40	2,565	3,220
	Kentucky Utilities Co.	4.650%	11/15/43	1,165	1,381
	Kentucky Utilities Co.	4.375%	10/1/45	1,250	1,438
	Louisville Gas & Electric Co.	5.125%	11/15/40	950	1,180
	Louisville Gas & Electric Co.	4.650%	11/15/43	525	625
	Louisville Gas & Electric Co.	4.375%	10/1/45	900	1,036
	MidAmerican Energy Co.	6.750%	12/30/31	1,655	2,305
	MidAmerican Energy Co.	5.750%	11/1/35	1,550	2,018
	MidAmerican Energy Co.	5.800%	10/15/36	1,930	2,526
	MidAmerican Energy Co.	4.800%	9/15/43	1,290	1,572
	MidAmerican Energy Co.	4.400%	10/15/44	920	1,066
	MidAmerican Energy Co.	4.250%	5/1/46	129	147
	MidAmerican Funding LLC	6.927%	3/1/29	150	211
	Mississippi Power Co.	4.250%	3/15/42	1,750	1,565
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	3,699	3,984
	Nevada Power Co.	6.650%	4/1/36	775	1,075
	Nevada Power Co.	6.750%	7/1/37	1,295	1,790
	Nevada Power Co.	5.375%	9/15/40	1,210	1,516
	Nevada Power Co.	5.450%	5/15/41	1,230	1,561
	Northern States Power Co.	5.250%	7/15/35	1,180	1,505
	Northern States Power Co.	6.250%	6/1/36	1,175	1,635
	Northern States Power Co.	6.200%	7/1/37	1,200	1,692
	Northern States Power Co.	5.350%	11/1/39	625	817
	Northern States Power Co.	4.850%	8/15/40	1,360	1,682
	Northern States Power Co.	3.400%	8/15/42	1,515	1,538
	Northern States Power Co.	4.125%	5/15/44	1,450	1,638
	Northern States Power Co.	4.000%	8/15/45	1,000	1,130
	Northern States Power Co.	3.600%	5/15/46	1,325	1,394
	NorthWestern Corp.	4.176%	11/15/44	1,380	1,515
	NSTAR Electric Co.	5.500%	3/15/40	1,705	2,217
	NSTAR Electric Co.	4.400%	3/1/44	610	705
	Oglethorpe Power Corp.	5.950%	11/1/39	1,165	1,452
	Oglethorpe Power Corp.	5.375%	11/1/40	1,655	1,998
	Oglethorpe Power Corp.	4.200%	12/1/42	485	509
	Oglethorpe Power Corp.	4.550%	6/1/44	1,770	1,913
	Oglethorpe Power Corp.	4.250%	4/1/46	925	976
	Oglethorpe Power Corp.	5.250%	9/1/50	440	511
	Ohio Edison Co.	6.875%	7/15/36	2,610	3,273
	Ohio Edison Co.	8.250%	10/15/38	475	715
	Ohio Power Co.	6.600%	2/15/33	945	1,224
	Ohio Power Co.	5.850%	10/1/35	1,080	1,323
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	460	593
	Oklahoma Gas & Electric Co.	5.250%	5/15/41	555	681
	Oklahoma Gas & Electric Co.	3.900%	5/1/43	1,251	1,269
	Oklahoma Gas & Electric Co.	4.550%	3/15/44	655	756
	Oklahoma Gas & Electric Co.	4.000%	12/15/44	1,300	1,382
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,845	2,568
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,644

96

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,050	1,532
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,440	1,781
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,130	1,279
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,490	1,877
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,495	1,542
Pacific Gas & Electric Co.	6.050%	3/1/34	10,198	13,596
Pacific Gas & Electric Co.	5.800%	3/1/37	2,925	3,820
Pacific Gas & Electric Co.	6.350%	2/15/38	2,345	3,182
Pacific Gas & Electric Co.	6.250%	3/1/39	1,955	2,659
Pacific Gas & Electric Co.	5.400%	1/15/40	2,295	2,924
Pacific Gas & Electric Co.	4.500%	12/15/41	595	674
Pacific Gas & Electric Co.	4.450%	4/15/42	1,650	1,857
Pacific Gas & Electric Co.	4.600%	6/15/43	1,245	1,427
Pacific Gas & Electric Co.	5.125%	11/15/43	2,180	2,642
Pacific Gas & Electric Co.	4.750%	2/15/44	1,730	2,045
Pacific Gas & Electric Co.	4.300%	3/15/45	1,765	1,984
Pacific Gas & Electric Co.	4.250%	3/15/46	1,938	2,156
PacifiCorp	7.700%	11/15/31	1,120	1,738
PacifiCorp	5.250%	6/15/35	1,385	1,708
PacifiCorp	6.100%	8/1/36	570	767
PacifiCorp	5.750%	4/1/37	2,130	2,787
PacifiCorp	6.250%	10/15/37	2,353	3,251
PacifiCorp	6.350%	7/15/38	1,190	1,673
PacifiCorp	6.000%	1/15/39	2,620	3,544
PacifiCorp	4.100%	2/1/42	960	1,060
Peco Energy Co.	5.950%	10/1/36	1,140	1,515
Peco Energy Co.	4.150%	10/1/44	1,890	2,119
Pennsylvania Electric Co.	6.150%	10/1/38	1,140	1,309
Potomac Electric Power Co.	6.500%	11/15/37	1,945	2,727
Potomac Electric Power Co.	7.900%	12/15/38	60	94
Potomac Electric Power Co.	4.150%	3/15/43	1,690	1,842
PPL Capital Funding Inc.	4.700%	6/1/43	1,775	1,931
PPL Capital Funding Inc.	5.000%	3/15/44	1,235	1,402
PPL Electric Utilities Corp.	6.250%	5/15/39	1,665	2,344
PPL Electric Utilities Corp.	5.200%	7/15/41	1,675	2,117
PPL Electric Utilities Corp.	4.750%	7/15/43	75	91
PPL Electric Utilities Corp.	4.125%	6/15/44	1,020	1,131
Progress Energy Inc.	7.750%	3/1/31	2,480	3,475
Progress Energy Inc.	7.000%	10/30/31	1,225	1,647
Progress Energy Inc.	6.000%	12/1/39	1,525	1,944
PSEG Power LLC	8.625%	4/15/31	1,660	2,076
Public Service Co. of Colorado	6.500%	8/1/38	400	579
Public Service Co. of Colorado	4.750%	8/15/41	1,255	1,517
Public Service Co. of Colorado	3.600%	9/15/42	1,765	1,838
Public Service Co. of Colorado	3.950%	3/15/43	205	224
Public Service Co. of Colorado	4.300%	3/15/44	1,875	2,157
Public Service Co. of Oklahoma	6.625%	11/15/37	525	678
Public Service Electric & Gas Co.	5.800%	5/1/37	1,435	1,924
Public Service Electric & Gas Co.	5.375%	11/1/39	2,261	2,936
Public Service Electric & Gas Co.	3.950%	5/1/42	2,195	2,436
Public Service Electric & Gas Co.	3.650%	9/1/42	1,320	1,395
Public Service Electric & Gas Co.	4.000%	6/1/44	835	934
Public Service Electric & Gas Co.	4.050%	5/1/45	1,301	1,468
Public Service Electric & Gas Co.	4.150%	11/1/45	1,177	1,344
Public Service Electric & Gas Co.	3.800%	3/1/46	2,472	2,684
Puget Sound Energy Inc.	7.020%	12/1/27	1,461	2,005
Puget Sound Energy Inc.	5.483%	6/1/35	855	1,070
Puget Sound Energy Inc.	6.724%	6/15/36	275	394
Puget Sound Energy Inc.	6.274%	3/15/37	1,470	2,026
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,880
Puget Sound Energy Inc.	5.795%	3/15/40	720	979
Puget Sound Energy Inc.	5.764%	7/15/40	965	1,297
Puget Sound Energy Inc.	5.638%	4/15/41	915	1,208
Puget Sound Energy Inc.	4.434%	11/15/41	451	516

97

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Puget Sound Energy Inc.	4.300%	5/20/45	1,385	1,587
	San Diego Gas & Electric Co.	5.350%	5/15/35	800	1,005
	San Diego Gas & Electric Co.	6.125%	9/15/37	1,046	1,446
	San Diego Gas & Electric Co.	6.000%	6/1/39	485	661
	San Diego Gas & Electric Co.	5.350%	5/15/40	1,160	1,493
	San Diego Gas & Electric Co.	4.500%	8/15/40	1,660	1,937
	San Diego Gas & Electric Co.	3.950%	11/15/41	980	1,065
	San Diego Gas & Electric Co.	4.300%	4/1/42	1,150	1,322
	Sierra Pacific Power Co.	6.750%	7/1/37	885	1,267
	South Carolina Electric & Gas Co.	6.625%	2/1/32	850	1,124
	South Carolina Electric & Gas Co.	5.300%	5/15/33	1,475	1,757
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,825	2,351
	South Carolina Electric & Gas Co.	5.450%	2/1/41	1,015	1,262
	South Carolina Electric & Gas Co.	4.350%	2/1/42	1,835	1,995
	South Carolina Electric & Gas Co.	4.600%	6/15/43	1,455	1,647
	South Carolina Electric & Gas Co.	4.100%	6/15/46	385	407
	South Carolina Electric & Gas Co.	4.500%	6/1/64	1,750	1,816
	South Carolina Electric & Gas Co.	5.100%	6/1/65	1,590	1,837
	Southern California Edison Co.	6.650%	4/1/29	2,125	2,848
	Southern California Edison Co.	6.000%	1/15/34	1,185	1,565
	Southern California Edison Co.	5.750%	4/1/35	1,250	1,627
	Southern California Edison Co.	5.350%	7/15/35	2,345	2,917
	Southern California Edison Co.	5.550%	1/15/36	300	382
	Southern California Edison Co.	5.625%	2/1/36	1,585	2,051
	Southern California Edison Co.	5.550%	1/15/37	690	896
	Southern California Edison Co.	5.950%	2/1/38	2,090	2,821
	Southern California Edison Co.	6.050%	3/15/39	475	654
	Southern California Edison Co.	5.500%	3/15/40	305	400
	Southern California Edison Co.	4.500%	9/1/40	1,955	2,264
	Southern California Edison Co.	3.900%	12/1/41	3,210	3,446
	Southern California Edison Co.	4.050%	3/15/42	2,445	2,679
	Southern California Edison Co.	3.900%	3/15/43	425	460
	Southern California Edison Co.	4.650%	10/1/43	1,830	2,222
	Southern California Edison Co.	3.600%	2/1/45	1,415	1,474
	Southern Co.	3.250%	7/1/26	5,850	6,080
	Southern Co.	4.250%	7/1/36	1,950	2,064
	Southern Co.	4.400%	7/1/46	6,500	6,948
	Southern Power Co.	5.150%	9/15/41	1,570	1,690
	Southern Power Co.	5.250%	7/15/43	1,905	2,079
	Southwestern Electric Power Co.	6.200%	3/15/40	1,135	1,414
	Southwestern Electric Power Co.	3.900%	4/1/45	910	902
	Southwestern Public Service Co.	6.000%	10/1/36	300	383
	Southwestern Public Service Co.	4.500%	8/15/41	1,630	1,897
	Tampa Electric Co.	6.550%	5/15/36	780	1,073
	Tampa Electric Co.	6.150%	5/15/37	1,025	1,369
	Tampa Electric Co.	4.100%	6/15/42	1,250	1,339
	Tampa Electric Co.	4.350%	5/15/44	185	206
	Tampa Electric Co.	4.200%	5/15/45	1,480	1,615
	Toledo Edison Co.	6.150%	5/15/37	385	474
	TransAlta Corp.	6.500%	3/15/40	590	443
	Tri-State Generation & Transmission Assn. Inc.	4.700%	11/1/44	805	895
3	Tri-State Generation & Transmission Assn. Inc.	4.250%	6/1/46	975	1,034
	Union Electric Co.	5.300%	8/1/37	1,640	2,048
	Union Electric Co.	8.450%	3/15/39	440	732
	Union Electric Co.	3.900%	9/15/42	1,670	1,801
	Union Electric Co.	3.650%	4/15/45	1,410	1,460
	Virginia Electric & Power Co.	6.000%	1/15/36	1,885	2,483
	Virginia Electric & Power Co.	6.000%	5/15/37	2,045	2,734
	Virginia Electric & Power Co.	6.350%	11/30/37	1,925	2,663
	Virginia Electric & Power Co.	8.875%	11/15/38	1,950	3,270
	Virginia Electric & Power Co.	4.000%	1/15/43	1,725	1,845
	Virginia Electric & Power Co.	4.650%	8/15/43	1,485	1,761
	Virginia Electric & Power Co.	4.450%	2/15/44	1,845	2,113
	Virginia Electric & Power Co.	4.200%	5/15/45	1,298	1,446

98

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Westar Energy Inc.	2.550%	7/1/26	1,825	1,827
Westar Energy Inc.	4.125%	3/1/42	1,355	1,492
Westar Energy Inc.	4.100%	4/1/43	1,475	1,611
Westar Energy Inc.	4.625%	9/1/43	1,240	1,468
Westar Energy Inc.	4.250%	12/1/45	575	649
Wisconsin Electric Power Co.	5.625%	5/15/33	620	789
Wisconsin Electric Power Co.	5.700%	12/1/36	750	982
Wisconsin Electric Power Co.	3.650%	12/15/42	375	392
Wisconsin Electric Power Co.	4.250%	6/1/44	805	904
Wisconsin Electric Power Co.	4.300%	12/15/45	1,025	1,172
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,248
Wisconsin Power & Light Co.	4.100%	10/15/44	1,970	2,176
Wisconsin Public Service Corp.	3.671%	12/1/42	1,105	1,147
Wisconsin Public Service Corp.	4.752%	11/1/44	2,380	2,906
Xcel Energy Inc.	6.500%	7/1/36	1,700	2,266
Xcel Energy Inc.	4.800%	9/15/41	685	785
Natural Gas (0.4%)
AGL Capital Corp.	6.000%	10/1/34	850	1,047
AGL Capital Corp.	5.875%	3/15/41	2,805	3,423
AGL Capital Corp.	4.400%	6/1/43	1,350	1,384
Atmos Energy Corp.	5.500%	6/15/41	1,575	2,007
Atmos Energy Corp.	4.150%	1/15/43	1,680	1,821
Atmos Energy Corp.	4.125%	10/15/44	1,450	1,581
CenterPoint Energy Resources Corp.	6.625%	11/1/37	600	739
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,600	1,858
KeySpan Corp.	8.000%	11/15/30	875	1,237
KeySpan Corp.	5.803%	4/1/35	1,000	1,214
NiSource Finance Corp.	6.250%	12/15/40	2,730	3,553
NiSource Finance Corp.	5.950%	6/15/41	2,875	3,595
Nisource Finance Corp.	5.250%	2/15/43	1,650	1,985
NiSource Finance Corp.	4.800%	2/15/44	1,825	2,097
ONE Gas Inc.	4.658%	2/1/44	1,782	2,054
Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	850	905
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	962
Sempra Energy	6.000%	10/15/39	3,461	4,261
Southern California Gas Co.	5.750%	11/15/35	75	96
Southern California Gas Co.	3.750%	9/15/42	1,550	1,643
Southern California Gas Co.	4.450%	3/15/44	1,525	1,795
Spire Inc.	4.700%	8/15/44	850	895
Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	2,677	3,834
American Water Capital Corp.	4.300%	12/1/42	1,300	1,465
American Water Capital Corp.	4.300%	9/1/45	1,000	1,143
United Utilities plc	6.875%	8/15/28	1,325	1,564
Veolia Environnement SA	6.750%	6/1/38	1,525	2,013

				663,603

Total Corporate Bonds (Cost $4,525,352)				4,989,223

Sovereign Bonds (U.S. Dollar-Denominated) (5.1%)
Asian Development Bank	6.220%	8/15/27	2,275	3,195
Asian Development Bank	5.820%	6/16/28	1,480	2,015
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,925	1,941
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	504
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	2,300	2,574
Ecopetrol SA	5.375%	6/26/26	2,100	2,027
Ecopetrol SA	7.375%	9/18/43	1,800	1,796
Ecopetrol SA	5.875%	5/28/45	7,125	6,190
European Investment Bank	4.875%	2/15/36	3,060	4,153
Export-Import Bank of Korea	3.250%	8/12/26	3,900	4,147
Hydro-Quebec	8.500%	12/1/29	1,321	2,121
Inter-American Development Bank	3.875%	10/28/41	1,730	2,130
Inter-American Development Bank	3.200%	8/7/42	1,780	1,953

99

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Inter-American Development Bank	4.375%	1/24/44	1,328	1,777
	International Bank for Reconstruction & Development	4.750%	2/15/35	1,725	2,306
5	KFW	0.000%	4/18/36	11,625	6,961
5	KFW	0.000%	6/29/37	2,575	1,467
	Korea Electric Power Corp.	7.000%	2/1/27	750	1,019
	Nexen Energy ULC	7.875%	3/15/32	1,800	2,484
	Nexen Energy ULC	5.875%	3/10/35	2,650	3,115
	Nexen Energy ULC	6.400%	5/15/37	4,055	5,059
	Nexen Energy ULC	7.500%	7/30/39	2,025	2,808
4	Oriental Republic of Uruguay	4.375%	10/27/27	4,000	4,210
4	Oriental Republic of Uruguay	7.625%	3/21/36	2,043	2,748
4	Oriental Republic of Uruguay	4.125%	11/20/45	2,600	2,317
4	Oriental Republic of Uruguay	5.100%	6/18/50	13,350	13,304
3	Petroleos Mexicanos	6.875%	8/4/26	9,500	10,613
	Petroleos Mexicanos	6.625%	6/15/35	9,970	10,326
	Petroleos Mexicanos	6.625%	6/15/38	2,575	2,610
	Petroleos Mexicanos	6.500%	6/2/41	11,300	11,455
	Petroleos Mexicanos	5.500%	6/27/44	13,115	11,888
	Petroleos Mexicanos	6.375%	1/23/45	9,350	9,357
	Petroleos Mexicanos	5.625%	1/23/46	9,850	8,977
	Province of British Columbia	7.250%	9/1/36	500	819
	Quebec	7.500%	9/15/29	7,815	11,882
	Republic of Chile	3.625%	10/30/42	3,700	3,697
	Republic of Colombia	10.375%	1/28/33	1,025	1,536
	Republic of Colombia	7.375%	9/18/37	6,637	8,603
	Republic of Colombia	6.125%	1/18/41	8,325	9,603
4	Republic of Colombia	5.625%	2/26/44	8,575	9,475
4	Republic of Colombia	5.000%	6/15/45	7,850	8,144
	Republic of Italy	5.375%	6/15/33	5,825	7,046
	Republic of Korea	4.125%	6/10/44	2,150	2,840
	Republic of Panama	8.875%	9/30/27	2,560	3,757
4	Republic of Panama	3.875%	3/17/28	3,500	3,692
	Republic of Panama	9.375%	4/1/29	3,485	5,315
4	Republic of Panama	6.700%	1/26/36	6,301	8,357
4	Republic of Panama	4.300%	4/29/53	3,050	3,111
	Republic of Peru	4.125%	8/25/27	5,200	5,691
	Republic of Peru	8.750%	11/21/33	8,150	12,800
4	Republic of Peru	6.550%	3/14/37	4,425	5,945
	Republic of Peru	5.625%	11/18/50	7,340	9,125
	Republic of South Africa	6.250%	3/8/41	1,975	2,269
	Republic of South Africa	5.375%	7/24/44	2,100	2,170
	Republic of the Philippines	9.500%	2/2/30	5,700	9,753
	Republic of the Philippines	7.750%	1/14/31	8,225	12,737
	Republic of the Philippines	6.375%	1/15/32	4,700	6,628
	Republic of the Philippines	6.375%	10/23/34	9,175	13,304
	Republic of the Philippines	5.000%	1/13/37	4,375	5,559
	Republic of the Philippines	3.950%	1/20/40	8,702	10,014
	Republic of the Philippines	3.700%	3/1/41	500	557
	Republic of Turkey	4.875%	10/9/26	4,400	4,638
	Republic of Turkey	11.875%	1/15/30	4,150	7,227
	Republic of Turkey	8.000%	2/14/34	5,675	7,634
	Republic of Turkey	6.875%	3/17/36	10,700	13,023
	Republic of Turkey	7.250%	3/5/38	2,900	3,693
	Republic of Turkey	6.750%	5/30/40	6,300	7,639
	Republic of Turkey	6.000%	1/14/41	11,989	13,386
	Republic of Turkey	4.875%	4/16/43	12,780	12,477
	Republic of Turkey	6.625%	2/17/45	5,675	6,877
	State of Israel	4.500%	1/30/43	5,700	6,416
	Statoil ASA	7.250%	9/23/27	3,000	4,118
	Statoil ASA	6.800%	1/15/28	185	246
	Statoil ASA	7.150%	1/15/29	1,290	1,787
	Statoil ASA	5.100%	8/17/40	3,209	3,847
	Statoil ASA	4.250%	11/23/41	1,925	2,049
	Statoil ASA	3.950%	5/15/43	1,770	1,836

100

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Statoil ASA	4.800%	11/8/43	2,360	2,737
United Mexican States	8.300%	8/15/31	3,160	5,044
United Mexican States	7.500%	4/8/33	2,440	3,508
United Mexican States	6.750%	9/27/34	7,972	10,728
United Mexican States	6.050%	1/11/40	12,300	15,467
United Mexican States	4.750%	3/8/44	14,565	15,573
United Mexican States	5.550%	1/21/45	9,980	11,951
United Mexican States	4.600%	1/23/46	10,351	10,852
United Mexican States	5.750%	10/12/10	8,050	8,845

Total Sovereign Bonds (Cost $479,974)				515,574

Taxable Municipal Bonds (5.0%)
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	1,100	1,616
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	680	912
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	645	985
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	550	714
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	2,800	3,570
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	450	589
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	175	258
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	2,995	4,862
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	600	792
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	1,095	1,602
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	4,400	6,720
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	2,800	4,400
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,840	2,895
California GO	7.700%	11/1/30	1,260	1,549
California GO	7.500%	4/1/34	6,780	10,284
California GO	7.950%	3/1/36	1,450	1,762
California GO	7.550%	4/1/39	10,500	16,614
California GO	7.300%	10/1/39	5,405	8,179
California GO	7.350%	11/1/39	3,425	5,208
California GO	7.625%	3/1/40	4,815	7,596
California GO	7.600%	11/1/40	5,750	9,301
California Public Works Board Lease Revenue (Various
Capital Projects)	8.361%	10/1/34	725	1,121
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	800	1,083
Chicago IL GO	7.375%	1/1/33	2,600	2,736
Chicago IL GO	7.781%	1/1/35	675	735
Chicago IL GO	5.432%	1/1/42	900	768
Chicago IL GO	6.314%	1/1/44	1,050	980
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,655	2,056
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	625	711
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,275	1,813
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	1,450	1,781
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	5,650	7,360
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	1,075	1,403
Chicago IL Water Revenue	6.742%	11/1/40	1,200	1,558

101

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Clark County NV Airport System Revenue	6.881%	7/1/42	1,650	1,888
	Clark County NV Airport System Revenue	6.820%	7/1/45	1,400	2,164
	Colorado Bridge Enterprise Revenue	6.078%	12/1/40	880	1,197
	Commonwealth Financing Authority Pennsylvania
	Revenue	6.218%	6/1/39	1,190	1,502
	Connecticut GO	5.632%	12/1/29	2,000	2,510
	Connecticut GO	5.090%	10/1/30	750	895
	Connecticut GO	5.850%	3/15/32	3,350	4,357
	Connecticut Special Tax Revenue (Transportation
	Infrastructure)	5.459%	11/1/30	900	1,112
	Cook County IL GO	6.229%	11/15/34	1,050	1,286
	Curators of the University of Missouri System Facilities
	Revenue	5.960%	11/1/39	1,220	1,675
	Curators of the University of Missouri System Facilities
	Revenue	5.792%	11/1/41	420	601
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,144
	Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	890	1,131
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,745	2,523
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,665	2,200
	Dallas TX Convention Center Hotel Development Corp.
	Hotel Revenue	7.088%	1/1/42	1,640	2,313
	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,788
	Denver CO City & County School District No. 1 COP	4.242%	12/15/37	800	888
	Denver CO City & County School District No. 1 COP	7.017%	12/15/37	850	1,221
	Denver CO City & County School District No. 1 GO	5.664%	12/1/33	525	698
	District of Columbia Income Tax Revenue	5.591%	12/1/34	675	885
	District of Columbia Income Tax Revenue	5.582%	12/1/35	735	973
	District of Columbia Water & Sewer Authority Public
	Utility Revenue	5.522%	10/1/44	575	751
	District of Columbia Water & Sewer Authority Public
	Utility Revenue	4.814%	10/1/14	1,575	1,839
	East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	700	781
	East Bay CA Municipal Utility District Water System
	Revenue	5.874%	6/1/40	1,590	2,191
	George Washington University District of Columbia GO	4.300%	9/15/44	2,325	2,547
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	5,107	6,725
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	2,825	3,674
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	850	1,025
	Grand Parkway Transportation Corp. Texas System Toll
	Revenue	5.184%	10/1/42	1,000	1,303
	Houston TX GO	6.290%	3/1/32	1,745	2,239
	Houston TX Utility System Revenue	3.828%	5/15/28	1,200	1,353
	Illinois GO	5.100%	6/1/33	24,940	23,941
	Illinois GO	6.630%	2/1/35	1,770	1,892
	Illinois GO	6.725%	4/1/35	2,000	2,159
	Illinois GO	7.350%	7/1/35	2,055	2,300
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,248
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	802
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	1,075	1,500
6	Industry CA Sales Tax Revenue	5.125%	1/1/51	1,000	1,099
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	3.985%	1/1/29	1,725	1,948
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	4.532%	1/1/35	1,050	1,228
	Kansas Department of Transportation Highway
	Revenue	4.596%	9/1/35	1,225	1,477
	Kansas Development Finance Authority Revenue	4.727%	4/15/37	1,700	1,885
6	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	500	614
	Los Angeles CA Community College District GO	6.600%	8/1/42	1,550	2,368
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,950	3,105
	Los Angeles CA Department of Airports International
	Airport Revenue	6.582%	5/15/39	905	1,260

102

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	1,825	2,415
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	795	1,063
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	625	721
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	1,575	2,376
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	1,500	2,331
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,140	1,473
	Los Angeles CA Unified School District GO	5.750%	7/1/34	4,345	5,753
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,760	3,978
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	2,300	3,042
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	1,760	2,489
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	700	1,078
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	850	1,153
	Massachusetts GO	4.500%	8/1/31	1,500	1,778
	Massachusetts GO	5.456%	12/1/39	3,135	4,255
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	1,530	2,014
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,515	2,070
	Massachusetts Water Pollution Abatement Trust
	Revenue	5.192%	8/1/40	900	1,116
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	1,000	1,386
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	1,200	1,539
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	1,755	2,714
	Metropolitan Water District of Southern California
	Revenue	6.947%	7/1/40	575	689
	Mississippi GO	5.245%	11/1/34	1,100	1,392
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	600	766
7	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	5,750	7,110
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	2,500	2,704
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	2,660	2,902
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	1,425	1,689
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,639	7,262
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	6,060	9,215
	New York City NY GO	5.206%	10/1/31	1,070	1,319
	New York City NY GO	6.646%	12/1/31	400	477
	New York City NY GO	6.246%	6/1/35	1,075	1,237
	New York City NY GO	5.968%	3/1/36	1,265	1,723
	New York City NY GO	5.985%	12/1/36	625	840
	New York City NY GO	5.517%	10/1/37	1,175	1,534
	New York City NY GO	6.271%	12/1/37	2,020	2,852
	New York City NY GO	5.846%	6/1/40	550	762
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	1,075	1,486
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	561
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.724%	6/15/42	1,580	2,199

103

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	800	1,144
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	1,500	2,157
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	1,845	2,505
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	2,070	2,975
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	1,100	1,574
New York City NY Transitional Finance Authority Future
Tax Revenue	5.267%	5/1/27	250	306
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	775	1,016
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	2,215	2,900
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	1,150	1,506
New York Metropolitan Transportation Authority
Revenue	6.687%	11/15/40	730	1,052
New York Metropolitan Transportation Authority
Revenue	6.814%	11/15/40	65	95
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,325	5,271
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	789
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.548%	11/15/31	500	679
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	700	919
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	1,750	2,488
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.668%	11/15/39	2,345	3,379
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	2,750	3,491
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.289%	3/15/33	500	630
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.427%	3/15/39	500	654
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	2,580	3,422
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	735	974
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.600%	3/15/40	200	270
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	1,625	2,084
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	625	821
New York University Hospitals Center GO	4.428%	7/1/42	1,531	1,679
New York University Hospitals Center Revenue	5.750%	7/1/43	925	1,219
North Carolina Turnpike Authority Revenue	6.700%	1/1/39	170	190
North Texas Tollway Authority System Revenue	6.718%	1/1/49	3,135	4,803
Ohio State University General Receipts Revenue	4.910%	6/1/40	2,175	2,755
Ohio State University General Receipts Revenue	3.798%	12/1/46	1,700	1,851
Ohio State University General Receipts Revenue	4.800%	6/1/11	1,882	2,107
Ohio State University General Receipts Revenue	5.590%	12/1/14	900	1,108
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,357
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	1,060	1,544
Oregon Department of Transportation Highway User
Tax Revenue	5.834%	11/15/34	1,405	1,921

104

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oregon GO	5.892%	6/1/27	3,500	4,636
8	Oregon School Boards Association GO	4.759%	6/30/28	3,550	4,158
6	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,854
	Pennsylvania GO	5.350%	5/1/30	1,000	1,117
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	1,098	1,211
	Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	826
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,575	2,069
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	1,149
	Phoenix AZ GO	5.269%	7/1/34	100	126
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,260	2,959
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,195	2,886
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,025	1,346
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	2,350	2,920
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	1,200	1,316
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,520	1,878
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	7,625	8,724
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,500	1,814
	Port of Seattle WA Revenue	7.000%	5/1/36	100	114
	President & Fellows of Harvard College Massachusetts
	GO	4.875%	10/15/40	1,150	1,530
	Princeton University New Jersey GO	5.700%	3/1/39	1,400	1,990
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	1,110	1,618
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,517
	Sacramento CA Municipal Utility District Revenue	6.156%	5/15/36	905	1,193
	Sacramento CA Public Financing Authority Lease
	Revenue	5.637%	4/1/50	1,100	1,324
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	1,100	1,414
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	600	847
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	1,190	1,649
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,750	2,444
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,100	1,319
	San Diego County CA Regional Airport Authority
	Revenue	5.594%	7/1/43	900	1,025
	San Diego County CA Regional Transportation
	Commission Sales Tax Revenue	5.911%	4/1/48	1,365	1,947
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,500	3,608
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.000%	11/1/40	1,325	1,756
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.950%	11/1/50	1,815	2,757
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	1,500	1,938
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	1,000	1,240
	South Carolina Public Service Authority Revenue	5.784%	12/1/41	250	316
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	1,900	2,707
	Stanford University California GO	3.460%	5/1/47	950	1,038
	Texas GO	5.517%	4/1/39	3,790	5,279
	Texas Transportation Commission Revenue	5.178%	4/1/30	3,900	5,011
	Texas Transportation Commission Revenue	4.631%	4/1/33	1,460	1,813
	Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,195
	Tufts University Massachusetts GO	5.017%	4/15/12	935	1,104
	University of California Regents General Revenue	4.601%	5/15/31	1,500	1,760
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	900	1,299
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	1,075	1,552
	University of California Revenue	6.270%	5/15/31	500	561
	University of California Revenue	5.770%	5/15/43	3,050	4,112
	University of California Revenue	4.765%	5/15/44	1,600	1,728
	University of California Revenue	4.131%	5/15/45	1,500	1,623
	University of California Revenue	5.946%	5/15/45	1,400	1,884

105

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of California Revenue	4.858%	5/15/12	3,550	3,958
University of California Revenue	4.767%	5/15/15	1,550	1,685
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	742
University of North Carolina at Chapel Hill Revenue	3.847%	12/1/34	950	1,076
University of Southern California GO	5.250%	10/1/11	950	1,277
University of Texas System Revenue Financing System
Revenue	5.262%	7/1/39	1,920	2,590
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	900	1,022
University of Texas System Revenue Financing System
Revenue	5.134%	8/15/42	550	715
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	1,575	1,989
University of Virginia Revenue	6.200%	9/1/39	330	491
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	990	1,374
Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	640	797
Washington Convention Center Public Facilities District
Revenue	6.790%	7/1/40	600	807
Washington GO	5.090%	8/1/33	945	1,179
Washington GO	5.481%	8/1/39	1,160	1,564
Washington GO	5.140%	8/1/40	1,210	1,606

Total Taxable Municipal Bonds (Cost $416,011)				508,889

			Shares

Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
9 Vanguard Market Liquidity Fund (Cost
$94,842)	0.538%		94,842,129	94,842

Total Investments (99.7%) (Cost $8,966,057)				10,144,754
Other Assets and Liabilities—Net (0.3%)				30,110
Net Assets (100%)				10,174,864

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $160,600,000, representing
1.6% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Guaranteed by the Federal Republic of Germany.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.

106

This page intentionally left blank.

107

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA3142_082016

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (62.9%)
U.S. Government Securities (40.3%)
United States Treasury Note/Bond	4.500%	5/15/17	41,605	43,042
United States Treasury Note/Bond	8.750%	5/15/17	183,135	196,154
United States Treasury Note/Bond	2.500%	6/30/17	209,395	213,453
United States Treasury Note/Bond	2.375%	7/31/17	170,594	173,953
United States Treasury Note/Bond	0.875%	8/15/17	198,645	199,390
United States Treasury Note/Bond	4.750%	8/15/17	641,705	671,788
United States Treasury Note/Bond	8.875%	8/15/17	115,330	126,070
United States Treasury Note/Bond	0.625%	8/31/17	99,731	99,840
United States Treasury Note/Bond	1.875%	8/31/17	41,875	42,516
United States Treasury Note/Bond	1.000%	9/15/17	473,982	476,499
United States Treasury Note/Bond	0.625%	9/30/17	103,215	103,327
United States Treasury Note/Bond	1.875%	9/30/17	55,175	56,080
United States Treasury Note/Bond	0.875%	10/15/17	551,460	553,699
United States Treasury Note/Bond	0.750%	10/31/17	301,377	302,130
United States Treasury Note/Bond	1.875%	10/31/17	298,321	303,494
United States Treasury Note/Bond	0.875%	11/15/17	604,081	606,630
United States Treasury Note/Bond	4.250%	11/15/17	215,725	226,613
United States Treasury Note/Bond	0.625%	11/30/17	474,865	475,235
United States Treasury Note/Bond	0.875%	11/30/17	88,000	88,371
United States Treasury Note/Bond	2.250%	11/30/17	30,600	31,322
United States Treasury Note/Bond	1.000%	12/15/17	356,470	358,698
United States Treasury Note/Bond	0.750%	12/31/17	44,235	44,353
United States Treasury Note/Bond	1.000%	12/31/17	33,300	33,513
United States Treasury Note/Bond	2.750%	12/31/17	400	413
United States Treasury Note/Bond	0.875%	1/15/18	236,175	237,245
United States Treasury Note/Bond	0.750%	1/31/18	325,000	325,913
United States Treasury Note/Bond	0.875%	1/31/18	657,510	660,594
United States Treasury Note/Bond	2.625%	1/31/18	278,308	287,222
United States Treasury Note/Bond	1.000%	2/15/18	383,000	385,574
United States Treasury Note/Bond	3.500%	2/15/18	182,405	190,983
United States Treasury Note/Bond	0.750%	2/28/18	14,718	14,759
United States Treasury Note/Bond	2.750%	2/28/18	428,100	443,486
United States Treasury Note/Bond	1.000%	3/15/18	542,008	545,736
United States Treasury Note/Bond	0.750%	3/31/18	138,065	138,453
United States Treasury Note/Bond	0.875%	3/31/18	150,145	150,896
United States Treasury Note/Bond	2.875%	3/31/18	94,354	98,084
United States Treasury Note/Bond	0.750%	4/15/18	222,110	222,734
United States Treasury Note/Bond	0.625%	4/30/18	63,983	64,033
United States Treasury Note/Bond	0.750%	4/30/18	174,167	174,684
United States Treasury Note/Bond	1.000%	5/15/18	156,559	157,758
United States Treasury Note/Bond	9.125%	5/15/18	20,890	24,229
United States Treasury Note/Bond	0.875%	5/31/18	214,198	215,402
United States Treasury Note/Bond	1.000%	5/31/18	652,760	657,858
United States Treasury Note/Bond	2.375%	5/31/18	204,901	211,849
United States Treasury Note/Bond	1.125%	6/15/18	343,381	346,870
United States Treasury Note/Bond	0.625%	6/30/18	62,750	62,789
United States Treasury Note/Bond	1.375%	6/30/18	137,070	139,169
United States Treasury Note/Bond	2.375%	6/30/18	554,504	574,000
United States Treasury Note/Bond	0.875%	7/15/18	443,519	445,945
United States Treasury Note/Bond	1.375%	7/31/18	222,793	226,273
United States Treasury Note/Bond	2.250%	7/31/18	26,604	27,510
United States Treasury Note/Bond	1.000%	8/15/18	251,158	253,197
United States Treasury Note/Bond	4.000%	8/15/18	400	429
United States Treasury Note/Bond	1.500%	8/31/18	578,775	589,806
United States Treasury Note/Bond	1.000%	9/15/18	786,785	793,174
United States Treasury Note/Bond	1.375%	9/30/18	275,200	279,801
United States Treasury Note/Bond	0.875%	10/15/18	105,401	105,978
United States Treasury Note/Bond	1.250%	10/31/18	153,280	155,435
United States Treasury Note/Bond	1.750%	10/31/18	159,775	163,868
United States Treasury Note/Bond	1.250%	11/15/18	447,557	453,921
United States Treasury Note/Bond	3.750%	11/15/18	257,786	276,718

1

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	9.000%	11/15/18	125	150
United States Treasury Note/Bond	1.250%	11/30/18	295,160	299,404
United States Treasury Note/Bond	1.375%	11/30/18	400	407
United States Treasury Note/Bond	1.250%	12/15/18	286,483	290,646
United States Treasury Note/Bond	1.375%	12/31/18	68,175	69,379
United States Treasury Note/Bond	1.500%	12/31/18	177,440	181,099
United States Treasury Note/Bond	1.125%	1/15/19	295,153	298,521
United States Treasury Note/Bond	1.250%	1/31/19	94,800	96,222
United States Treasury Note/Bond	1.500%	1/31/19	275,000	280,758
United States Treasury Note/Bond	0.750%	2/15/19	626,537	627,809
United States Treasury Note/Bond	2.750%	2/15/19	258,075	272,027
United States Treasury Note/Bond	8.875%	2/15/19	72,220	87,713
United States Treasury Note/Bond	1.375%	2/28/19	122,070	124,301
United States Treasury Note/Bond	1.500%	2/28/19	70,545	72,066
United States Treasury Note/Bond	1.000%	3/15/19	735,920	742,242
United States Treasury Note/Bond	1.500%	3/31/19	30,965	31,667
United States Treasury Note/Bond	1.625%	3/31/19	331,485	339,875
United States Treasury Note/Bond	0.875%	4/15/19	345,495	347,167
United States Treasury Note/Bond	1.250%	4/30/19	12,781	12,981
United States Treasury Note/Bond	1.625%	4/30/19	375,075	384,744
United States Treasury Note/Bond	0.875%	5/15/19	567,645	570,392
United States Treasury Note/Bond	3.125%	5/15/19	576,534	616,349
United States Treasury Note/Bond	1.125%	5/31/19	203,315	205,824
United States Treasury Note/Bond	1.500%	5/31/19	230,930	236,163
United States Treasury Note/Bond	0.875%	6/15/19	123,980	124,600
United States Treasury Note/Bond	1.000%	6/30/19	13,462	13,578
United States Treasury Note/Bond	1.625%	6/30/19	301,575	309,681
United States Treasury Note/Bond	0.875%	7/31/19	83,706	84,046
United States Treasury Note/Bond	1.625%	7/31/19	230,496	236,726
United States Treasury Note/Bond	3.625%	8/15/19	735,167	800,876
United States Treasury Note/Bond	8.125%	8/15/19	6,636	8,148
United States Treasury Note/Bond	1.625%	8/31/19	371,544	381,646
United States Treasury Note/Bond	1.000%	9/30/19	38,600	38,896
United States Treasury Note/Bond	1.750%	9/30/19	354,421	365,497
United States Treasury Note/Bond	1.250%	10/31/19	600	610
United States Treasury Note/Bond	1.500%	10/31/19	505,710	517,564
United States Treasury Note/Bond	3.375%	11/15/19	578,485	628,651
United States Treasury Note/Bond	1.000%	11/30/19	147,175	148,164
United States Treasury Note/Bond	1.500%	11/30/19	503,150	514,944
United States Treasury Note/Bond	1.125%	12/31/19	95,000	96,039
United States Treasury Note/Bond	1.625%	12/31/19	39,053	40,133
United States Treasury Note/Bond	1.250%	1/31/20	556,865	565,045
United States Treasury Note/Bond	1.375%	1/31/20	160,508	163,619
United States Treasury Note/Bond	3.625%	2/15/20	477,635	525,695
United States Treasury Note/Bond	8.500%	2/15/20	15,275	19,471
United States Treasury Note/Bond	1.250%	2/29/20	77,506	78,669
United States Treasury Note/Bond	1.375%	2/29/20	196,685	200,434
United States Treasury Note/Bond	1.125%	3/31/20	300	303
United States Treasury Note/Bond	1.375%	3/31/20	175,643	178,991
United States Treasury Note/Bond	1.125%	4/30/20	209,925	212,024
United States Treasury Note/Bond	1.375%	4/30/20	128,298	130,743
United States Treasury Note/Bond	3.500%	5/15/20	601,005	660,637
United States Treasury Note/Bond	8.750%	5/15/20	70	91
United States Treasury Note/Bond	1.375%	5/31/20	292,855	298,299
United States Treasury Note/Bond	1.500%	5/31/20	118,577	121,356
United States Treasury Note/Bond	1.625%	6/30/20	77,335	79,546
United States Treasury Note/Bond	1.875%	6/30/20	270,460	280,856
United States Treasury Note/Bond	1.625%	7/31/20	334,265	343,771
United States Treasury Note/Bond	2.000%	7/31/20	105,803	110,432
United States Treasury Note/Bond	2.625%	8/15/20	375,247	401,222
United States Treasury Note/Bond	8.750%	8/15/20	192,190	253,360
United States Treasury Note/Bond	1.375%	8/31/20	375,500	382,424
United States Treasury Note/Bond	2.125%	8/31/20	155,666	163,303
United States Treasury Note/Bond	2.000%	9/30/20	30,741	32,115

2

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	10/31/20	205,217	208,968
United States Treasury Note/Bond	1.750%	10/31/20	232,227	240,065
United States Treasury Note/Bond	2.625%	11/15/20	725,899	777,844
United States Treasury Note/Bond	1.625%	11/30/20	394,003	405,579
United States Treasury Note/Bond	2.000%	11/30/20	310,855	324,843
United States Treasury Note/Bond	1.750%	12/31/20	283,948	293,753
United States Treasury Note/Bond	2.375%	12/31/20	342,770	363,926
United States Treasury Note/Bond	1.375%	1/31/21	459,027	467,202
United States Treasury Note/Bond	2.125%	1/31/21	104,586	109,978
United States Treasury Note/Bond	3.625%	2/15/21	391,842	438,620
United States Treasury Note/Bond	7.875%	2/15/21	209,734	275,112
United States Treasury Note/Bond	1.125%	2/28/21	133,979	134,942
United States Treasury Note/Bond	2.000%	2/28/21	426,858	446,600
United States Treasury Note/Bond	1.250%	3/31/21	725,623	734,243
United States Treasury Note/Bond	2.250%	3/31/21	364,501	385,744
United States Treasury Note/Bond	1.375%	4/30/21	102,710	104,507
United States Treasury Note/Bond	2.250%	4/30/21	369,725	391,387
United States Treasury Note/Bond	3.125%	5/15/21	391,810	431,112
United States Treasury Note/Bond	8.125%	5/15/21	110	147
United States Treasury Note/Bond	1.375%	5/31/21	475,925	484,549
United States Treasury Note/Bond	2.000%	5/31/21	226,160	236,866
United States Treasury Note/Bond	1.125%	6/30/21	499,544	502,276
United States Treasury Note/Bond	2.125%	6/30/21	344,450	362,857
United States Treasury Note/Bond	2.250%	7/31/21	224,925	238,351
United States Treasury Note/Bond	2.125%	8/15/21	71,200	75,049
United States Treasury Note/Bond	8.125%	8/15/21	35,690	48,326
United States Treasury Note/Bond	2.000%	8/31/21	359,915	377,011
United States Treasury Note/Bond	2.125%	9/30/21	363,791	383,458
United States Treasury Note/Bond	2.000%	10/31/21	258,940	271,281
United States Treasury Note/Bond	2.000%	11/15/21	335,482	351,783
United States Treasury Note/Bond	8.000%	11/15/21	49,276	67,100
United States Treasury Note/Bond	1.875%	11/30/21	362,398	377,459
United States Treasury Note/Bond	2.125%	12/31/21	328,010	345,896
United States Treasury Note/Bond	1.500%	1/31/22	190,965	194,874
United States Treasury Note/Bond	2.000%	2/15/22	81,791	85,701
United States Treasury Note/Bond	1.750%	2/28/22	548,357	566,864
United States Treasury Note/Bond	1.750%	3/31/22	244,550	252,728
United States Treasury Note/Bond	1.750%	4/30/22	257,300	265,904
United States Treasury Note/Bond	1.750%	5/15/22	31,220	32,264
United States Treasury Note/Bond	1.875%	5/31/22	259,720	270,189
United States Treasury Note/Bond	2.125%	6/30/22	220,235	232,280
United States Treasury Note/Bond	2.000%	7/31/22	246,925	258,577
United States Treasury Note/Bond	1.625%	8/15/22	38,789	39,783
United States Treasury Note/Bond	7.250%	8/15/22	3,014	4,104
United States Treasury Note/Bond	1.875%	8/31/22	410,019	426,293
United States Treasury Note/Bond	1.750%	9/30/22	322,915	333,210
United States Treasury Note/Bond	1.875%	10/31/22	371,940	386,587
United States Treasury Note/Bond	1.625%	11/15/22	135,200	138,411
United States Treasury Note/Bond	2.000%	11/30/22	277,520	290,486
United States Treasury Note/Bond	2.125%	12/31/22	361,593	381,256
United States Treasury Note/Bond	1.750%	1/31/23	309,602	319,132
United States Treasury Note/Bond	2.000%	2/15/23	60,251	63,123
United States Treasury Note/Bond	7.125%	2/15/23	163,535	225,116
United States Treasury Note/Bond	1.500%	2/28/23	240,125	243,727
United States Treasury Note/Bond	1.500%	3/31/23	448,350	454,865
United States Treasury Note/Bond	1.625%	4/30/23	118,332	121,031
United States Treasury Note/Bond	1.750%	5/15/23	685,448	707,300
United States Treasury Note/Bond	1.625%	5/31/23	367,450	375,832
United States Treasury Note/Bond	1.375%	6/30/23	250,225	251,594
United States Treasury Note/Bond	2.500%	8/15/23	526,785	570,740
United States Treasury Note/Bond	6.250%	8/15/23	308,228	413,217
United States Treasury Note/Bond	2.750%	11/15/23	419,162	462,126
United States Treasury Note/Bond	2.750%	2/15/24	459,279	507,145
United States Treasury Note/Bond	2.500%	5/15/24	657,918	714,769

3

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.375%	8/15/24	455,390	490,328
	United States Treasury Note/Bond	2.250%	11/15/24	600,474	640,724
	United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,971
	United States Treasury Note/Bond	2.000%	2/15/25	324,279	339,377
	United States Treasury Note/Bond	7.625%	2/15/25	2,112	3,186
	United States Treasury Note/Bond	2.125%	5/15/25	914,252	965,962
	United States Treasury Note/Bond	2.000%	8/15/25	638,325	667,547
	United States Treasury Note/Bond	6.875%	8/15/25	17,689	25,956
	United States Treasury Note/Bond	2.250%	11/15/25	750,907	801,473
	United States Treasury Note/Bond	1.625%	2/15/26	507,239	513,184
	United States Treasury Note/Bond	6.000%	2/15/26	35,679	50,263
	United States Treasury Note/Bond	1.625%	5/15/26	644,906	653,167
	United States Treasury Note/Bond	6.750%	8/15/26	32,360	48,469
	United States Treasury Note/Bond	6.500%	11/15/26	50,779	75,240
	United States Treasury Note/Bond	6.375%	8/15/27	63,585	95,079
	United States Treasury Note/Bond	5.500%	8/15/28	39,225	56,092
	United States Treasury Note/Bond	5.250%	11/15/28	3,485	4,906
	United States Treasury Note/Bond	5.250%	2/15/29	53,395	75,512
	United States Treasury Note/Bond	6.125%	8/15/29	75,455	115,470
	United States Treasury Note/Bond	6.250%	5/15/30	98,628	155,031
	United States Treasury Note/Bond	5.375%	2/15/31	295,760	438,648
	United States Treasury Note/Bond	4.500%	2/15/36	265,426	382,296
	United States Treasury Note/Bond	4.750%	2/15/37	49,000	72,895
	United States Treasury Note/Bond	5.000%	5/15/37	16,000	24,595
	United States Treasury Note/Bond	4.375%	2/15/38	79,403	113,224
	United States Treasury Note/Bond	4.500%	5/15/38	54,113	78,498
	United States Treasury Note/Bond	3.500%	2/15/39	167,651	211,659
	United States Treasury Note/Bond	4.250%	5/15/39	101,385	141,732
	United States Treasury Note/Bond	4.500%	8/15/39	71,772	103,812
	United States Treasury Note/Bond	4.375%	11/15/39	184,026	261,663
	United States Treasury Note/Bond	4.625%	2/15/40	225,787	332,047
	United States Treasury Note/Bond	4.375%	5/15/40	216,060	307,615
	United States Treasury Note/Bond	3.875%	8/15/40	123,672	164,251
	United States Treasury Note/Bond	4.250%	11/15/40	292,662	410,093
	United States Treasury Note/Bond	4.750%	2/15/41	208,930	313,690
	United States Treasury Note/Bond	4.375%	5/15/41	151,898	217,024
	United States Treasury Note/Bond	3.750%	8/15/41	43,510	56,821
	United States Treasury Note/Bond	3.125%	11/15/41	130,460	154,188
	United States Treasury Note/Bond	3.125%	2/15/42	36,027	42,608
	United States Treasury Note/Bond	3.000%	5/15/42	128,799	148,884
	United States Treasury Note/Bond	2.750%	8/15/42	456,815	503,712
	United States Treasury Note/Bond	2.750%	11/15/42	546,619	601,795
	United States Treasury Note/Bond	3.125%	2/15/43	200,938	237,045
	United States Treasury Note/Bond	2.875%	5/15/43	430,940	484,807
	United States Treasury Note/Bond	3.625%	8/15/43	281,900	363,958
	United States Treasury Note/Bond	3.750%	11/15/43	268,181	354,042
	United States Treasury Note/Bond	3.625%	2/15/44	401,117	517,377
	United States Treasury Note/Bond	3.375%	5/15/44	259,981	320,671
	United States Treasury Note/Bond	3.125%	8/15/44	320,450	377,480
	United States Treasury Note/Bond	3.000%	11/15/44	356,027	409,598
	United States Treasury Note/Bond	2.500%	2/15/45	410,489	427,742
	United States Treasury Note/Bond	3.000%	5/15/45	563,469	648,164
	United States Treasury Note/Bond	2.875%	8/15/45	396,828	445,685
	United States Treasury Note/Bond	3.000%	11/15/45	146,185	168,227
	United States Treasury Note/Bond	2.500%	2/15/46	455,473	474,689
	United States Treasury Note/Bond	2.500%	5/15/46	339,500	354,194
					67,919,497
Agency Bonds and Notes (2.4%)
1	AID-Israel	5.500%	9/18/23	542	686
1	AID-Israel	5.500%	12/4/23	4,768	6,005
1	AID-Israel	5.500%	4/26/24	20,405	25,857
1	AID-Jordan	1.945%	6/23/19	7,750	8,025
1	AID-Jordan	2.503%	10/30/20	10,100	10,739
1	AID-Jordan	2.578%	6/30/22	3,400	3,635

4

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	AID-Tunisia	2.452%	7/24/21	3,275	3,478
1	AID-Ukraine	1.844%	5/16/19	4,650	4,786
1	AID-Ukraine	1.847%	5/29/20	11,500	11,790
2	Federal Farm Credit Banks	1.125%	9/22/17	5,000	5,031
2	Federal Farm Credit Banks	1.000%	9/25/17	5,975	6,003
2	Federal Farm Credit Banks	1.125%	12/18/17	16,800	16,918
2	Federal Farm Credit Banks	1.110%	2/20/18	5,800	5,843
2	Federal Farm Credit Banks	0.750%	4/18/18	20,000	20,024
2	Federal Farm Credit Banks	1.100%	6/1/18	10,000	10,077
2	Federal Farm Credit Banks	5.150%	11/15/19	15,675	17,875
2	Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,672
2	Federal Home Loan Banks	0.860%	8/1/17	13,800	13,841
2	Federal Home Loan Banks	0.750%	8/28/17	9,000	9,015
2	Federal Home Loan Banks	0.625%	10/26/17	53,000	53,001
2	Federal Home Loan Banks	5.000%	11/17/17	7,690	8,149
2	Federal Home Loan Banks	1.000%	12/19/17	52,000	52,270
2	Federal Home Loan Banks	1.375%	3/9/18	31,000	31,365
2	Federal Home Loan Banks	0.875%	3/19/18	49,650	49,820
2	Federal Home Loan Banks	1.125%	4/25/18	39,125	39,436
2	Federal Home Loan Banks	2.750%	6/8/18	26,950	28,014
2	Federal Home Loan Banks	0.875%	6/29/18	63,675	63,904
2	Federal Home Loan Banks	5.375%	8/15/18	4,820	5,295
2	Federal Home Loan Banks	1.125%	6/21/19	77,000	77,680
2	Federal Home Loan Banks	1.875%	3/13/20	795	821
2	Federal Home Loan Banks	4.125%	3/13/20	8,100	9,025
2	Federal Home Loan Banks	3.375%	6/12/20	25,725	28,069
2	Federal Home Loan Banks	5.250%	12/11/20	6,850	8,076
2	Federal Home Loan Banks	1.375%	2/18/21	24,475	24,764
2	Federal Home Loan Banks	2.250%	6/11/21	30,750	32,322
2	Federal Home Loan Banks	5.625%	6/11/21	19,450	23,588
2	Federal Home Loan Banks	2.125%	3/10/23	26,920	27,982
2	Federal Home Loan Banks	2.875%	6/14/24	40,400	44,090
2	Federal Home Loan Banks	5.375%	8/15/24	24,600	31,528
2	Federal Home Loan Banks	2.875%	9/13/24	14,985	16,357
2	Federal Home Loan Banks	5.500%	7/15/36	19,780	28,621
3	Federal Home Loan Mortgage Corp.	0.750%	7/14/17	37,125	37,189
3	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	136,906	137,517
3	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	35,315
3	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	87,850	88,270
3	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	26,045	27,643
3	Federal Home Loan Mortgage Corp.	1.000%	12/15/17	70,000	70,361
3	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	31,725	31,776
3	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	29,170	29,268
3	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	30,000	30,035
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	24,589
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	60,848	65,694
3	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	60,000	60,530
3	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	62,007	63,712
3	Federal Home Loan Mortgage Corp.	1.250%	8/1/19	31,910	32,294
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	103,270	104,446
3	Federal Home Loan Mortgage Corp.	0.000%	11/29/19	150	144
3	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	65,570	66,508
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	119,444	126,459
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,606	5,496
3	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	74,014	114,727
3	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,104	12,253
3	Federal National Mortgage Assn.	0.875%	8/28/17	8,055	8,080
3	Federal National Mortgage Assn.	1.000%	9/27/17	25,300	25,420
3	Federal National Mortgage Assn.	0.875%	10/26/17	82,150	82,410
3,4	Federal National Mortgage Assn.	0.900%	11/7/17	70	70
3	Federal National Mortgage Assn.	0.875%	12/20/17	51,400	51,574
3,4	Federal National Mortgage Assn.	1.000%	12/28/17	70	70
3	Federal National Mortgage Assn.	0.875%	2/8/18	79,070	79,361
3	Federal National Mortgage Assn.	0.875%	3/28/18	30,850	30,952

5

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	0.875%	5/21/18	190,315	190,998
3	Federal National Mortgage Assn.	1.125%	7/20/18	100,775	101,660
3	Federal National Mortgage Assn.	1.875%	9/18/18	33,363	34,205
3	Federal National Mortgage Assn.	1.125%	10/19/18	63,950	64,520
3	Federal National Mortgage Assn.	1.625%	11/27/18	70,440	71,918
3	Federal National Mortgage Assn.	1.125%	12/14/18	62,072	62,601
3	Federal National Mortgage Assn.	1.375%	1/28/19	75,000	76,128
3	Federal National Mortgage Assn.	1.875%	2/19/19	53,110	54,603
3	Federal National Mortgage Assn.	1.000%	2/26/19	32,450	32,617
3	Federal National Mortgage Assn.	1.750%	6/20/19	48,425	49,738
3	Federal National Mortgage Assn.	1.750%	9/12/19	67,575	69,437
3	Federal National Mortgage Assn.	0.000%	10/9/19	19,695	18,924
3	Federal National Mortgage Assn.	1.750%	11/26/19	61,950	63,682
3	Federal National Mortgage Assn.	1.625%	1/21/20	30,800	31,543
3	Federal National Mortgage Assn.	1.500%	6/22/20	52,100	53,084
3	Federal National Mortgage Assn.	1.500%	11/30/20	41,400	42,107
3	Federal National Mortgage Assn.	1.875%	12/28/20	40,000	41,333
3	Federal National Mortgage Assn.	1.375%	2/26/21	32,100	32,452
3	Federal National Mortgage Assn.	2.625%	9/6/24	47,585	51,102
3	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	35,031
3	Federal National Mortgage Assn.	6.250%	5/15/29	3,995	5,814
3	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	41,433
3	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	75,908
3	Federal National Mortgage Assn.	6.625%	11/15/30	24,700	37,769
3	Federal National Mortgage Assn.	5.625%	7/15/37	7,765	11,426
2	Financing Corp.	9.800%	4/6/18	1,750	2,027
2	Financing Corp.	10.350%	8/3/18	4,910	5,882
2	Financing Corp.	9.650%	11/2/18	10,615	12,778
2	Financing Corp.	9.700%	4/5/19	1,575	1,951
	Private Export Funding Corp.	2.250%	12/15/17	4,600	4,701
	Private Export Funding Corp.	1.875%	7/15/18	4,300	4,388
	Private Export Funding Corp.	4.375%	3/15/19	8,760	9,569
	Private Export Funding Corp.	1.450%	8/15/19	13,800	14,030
	Private Export Funding Corp.	2.250%	3/15/20	8,000	8,331
	Private Export Funding Corp.	2.300%	9/15/20	2,475	2,586
	Private Export Funding Corp.	4.300%	12/15/21	10,975	12,629
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,810
	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,569
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,714
	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,654
	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,745
	Resolution Funding Corp.	8.125%	10/15/19	450	553
	Resolution Funding Corp.	8.875%	7/15/20	180	235
	Resolution Funding Corp.	8.625%	1/15/30	110	189
	Small Business Administration Variable Rate Interest
	Only Custodial Receipts (U.S. Government
	Guaranteed)	2.719%	7/15/17	4,449	2
2	Tennessee Valley Authority	5.500%	7/18/17	17,208	18,081
2	Tennessee Valley Authority	4.500%	4/1/18	6,360	6,769
2	Tennessee Valley Authority	1.750%	10/15/18	6,460	6,603
2	Tennessee Valley Authority	3.875%	2/15/21	10,915	12,202
2	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,467
2	Tennessee Valley Authority	2.875%	9/15/24	9,637	10,388
2	Tennessee Valley Authority	6.750%	11/1/25	17,306	24,210
2	Tennessee Valley Authority	7.125%	5/1/30	27,165	41,636
2	Tennessee Valley Authority	4.650%	6/15/35	15,169	19,226
2	Tennessee Valley Authority	5.880%	4/1/36	10,200	14,786
2	Tennessee Valley Authority	6.150%	1/15/38	920	1,385
2	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,575
2	Tennessee Valley Authority	5.250%	9/15/39	9,178	12,539
2	Tennessee Valley Authority	3.500%	12/15/42	9,015	9,750
2	Tennessee Valley Authority	4.875%	1/15/48	6,951	8,832
2	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,791
2	Tennessee Valley Authority	4.625%	9/15/60	7,468	9,353

6

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Tennessee Valley Authority	4.250%	9/15/65	14,725	17,234
					4,001,843
Conventional Mortgage-Backed Securities (20.0%)
3,4	Fannie Mae Pool	2.000%	8/1/28–10/1/28	75,180	76,540
3,4,5	Fannie Mae Pool	2.500%	1/1/23–2/1/43	989,762	1,026,298
3,4,5	Fannie Mae Pool	3.000%	9/1/20–7/1/46	2,895,150	3,026,530
3,4,5	Fannie Mae Pool	3.500%	10/1/18–7/1/46	3,902,357	4,134,661
3,4,5	Fannie Mae Pool	4.000%	6/1/18–7/1/46	2,541,105	2,732,436
3,4,5	Fannie Mae Pool	4.500%	1/1/18–7/1/46	1,238,119	1,354,332
3,4	Fannie Mae Pool	5.000%	3/1/17–3/1/44	655,608	727,548
3,4	Fannie Mae Pool	5.500%	11/1/16–2/1/42	539,499	607,436
3,4	Fannie Mae Pool	6.000%	7/1/16–5/1/41	354,679	406,160
3,4	Fannie Mae Pool	6.500%	7/1/16–10/1/39	98,771	113,692
3,4	Fannie Mae Pool	7.000%	8/1/16–11/1/38	32,654	37,473
3,4	Fannie Mae Pool	7.500%	10/1/16–12/1/32	2,790	3,118
3,4	Fannie Mae Pool	8.000%	7/1/17–9/1/31	961	1,076
3,4	Fannie Mae Pool	8.500%	11/1/18–5/1/32	433	490
3,4	Fannie Mae Pool	9.000%	2/1/17–8/1/30	106	113
3,4	Fannie Mae Pool	9.500%	3/1/17–11/1/25	136	157
3,4	Fannie Mae Pool	10.000%	12/1/17	1	1
3,4	Freddie Mac Gold Pool	2.000%	1/1/28–1/1/29	50,231	51,264
3,4,5	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/43	724,697	751,407
3,4,5	Freddie Mac Gold Pool	3.000%	3/1/21–7/1/46	1,895,248	1,978,667
3,4,5	Freddie Mac Gold Pool	3.500%	12/1/20–7/1/46	2,431,036	2,570,482
3,4,5	Freddie Mac Gold Pool	4.000%	3/1/18–7/1/46	1,570,253	1,684,322
3,4,5	Freddie Mac Gold Pool	4.500%	12/1/17–7/1/46	739,592	806,463
3,4	Freddie Mac Gold Pool	5.000%	12/1/16–8/1/44	388,127	427,029
3,4	Freddie Mac Gold Pool	5.500%	8/1/16–6/1/41	312,587	349,887
3,4	Freddie Mac Gold Pool	6.000%	8/1/16–5/1/40	190,180	216,876
3,4	Freddie Mac Gold Pool	6.500%	7/1/16–9/1/39	53,005	61,372
3,4	Freddie Mac Gold Pool	7.000%	10/1/16–12/1/38	19,793	22,963
3,4	Freddie Mac Gold Pool	7.500%	4/1/20–2/1/32	1,589	1,819
3,4	Freddie Mac Gold Pool	8.000%	4/1/20–1/1/32	1,706	1,940
3,4	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	327	374
3,4	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	252	280
3,4	Freddie Mac Gold Pool	9.500%	2/1/17–6/1/25	28	30
3,4	Freddie Mac Gold Pool	10.000%	11/1/16–4/1/25	3	3
3,4	Freddie Mac Non Gold Pool	8.500%	6/1/18	2	2
3,4	Freddie Mac Non Gold Pool	9.500%	3/1/20	2	2
4	Ginnie Mae I Pool	3.000%	1/15/26–6/15/45	255,869	268,150
4,5	Ginnie Mae I Pool	3.500%	11/15/25–7/1/46	313,761	334,308
4,5	Ginnie Mae I Pool	4.000%	8/15/18–7/1/46	387,519	417,714
4,5	Ginnie Mae I Pool	4.500%	5/15/18–7/1/46	372,478	412,191
4	Ginnie Mae I Pool	4.750%	8/15/33	13	14
4,5	Ginnie Mae I Pool	5.000%	1/15/17–7/1/46	226,439	253,443
4	Ginnie Mae I Pool	5.500%	2/15/17–2/15/41	122,812	139,035
4	Ginnie Mae I Pool	6.000%	2/15/17–6/15/41	92,434	106,173
4	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	24,422	27,710
4	Ginnie Mae I Pool	7.000%	9/15/22–9/15/36	6,163	6,938
4	Ginnie Mae I Pool	7.250%	9/15/25	30	31
4	Ginnie Mae I Pool	7.500%	5/15/17–6/15/32	2,776	3,060
4	Ginnie Mae I Pool	7.750%	2/15/30	2	2
4	Ginnie Mae I Pool	8.000%	1/15/17–12/15/30	1,874	2,088
4	Ginnie Mae I Pool	8.250%	6/15/27	1	2
4	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	399	427
4	Ginnie Mae I Pool	9.000%	8/15/16–1/15/31	403	424
4	Ginnie Mae I Pool	9.500%	10/15/17–9/15/25	120	133
4	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	24	27
4	Ginnie Mae I Pool	10.500%	9/15/17–4/15/25	18	18
4	Ginnie Mae II Pool	2.500%	6/20/27–1/20/43	59,058	61,388
4,5	Ginnie Mae II Pool	3.000%	10/20/26–7/1/46	1,443,801	1,514,676
4,5	Ginnie Mae II Pool	3.500%	9/20/25–8/1/46	3,347,555	3,558,837
4,5	Ginnie Mae II Pool	4.000%	9/20/25–7/1/46	1,678,129	1,800,921

7

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Ginnie Mae II Pool	4.500%	4/20/18–7/1/46	819,104	885,297
4	Ginnie Mae II Pool	5.000%	12/20/32–11/20/44	391,139	430,566
4	Ginnie Mae II Pool	5.500%	8/20/23–4/20/45	127,218	140,599
4	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	48,335	54,241
4	Ginnie Mae II Pool	6.500%	12/20/23–9/20/40	20,745	23,450
4	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	4,059	4,642
4	Ginnie Mae II Pool	7.500%	8/20/30	5	5
4	Ginnie Mae II Pool	8.500%	10/20/30	10	12
					33,619,765
Nonconventional Mortgage-Backed Securities (0.2%)
3,4,6	Fannie Mae Pool	1.956%	4/1/37	1,817	1,888
3,4,6	Fannie Mae Pool	2.083%	9/1/37	2,054	2,201
3,4	Fannie Mae Pool	2.114%	3/1/43	9,041	9,274
3,4,6	Fannie Mae Pool	2.126%	12/1/41	4,014	4,129
3,4,6	Fannie Mae Pool	2.138%	7/1/34	317	337
3,4	Fannie Mae Pool	2.184%	6/1/42	5,940	6,209
3,4	Fannie Mae Pool	2.189%	6/1/43	7,673	7,908
3,4,6	Fannie Mae Pool	2.208%	1/1/35	205	213
3,4	Fannie Mae Pool	2.217%	9/1/42	6,221	6,501
3,4	Fannie Mae Pool	2.222%	10/1/42	4,858	5,010
3,4	Fannie Mae Pool	2.267%	7/1/43	10,565	10,921
3,4,6	Fannie Mae Pool	2.327%	12/1/35	9	9
3,4,6	Fannie Mae Pool	2.335%	2/1/37	4	4
3,4,6	Fannie Mae Pool	2.341%	8/1/35	1,854	1,976
3,4,6	Fannie Mae Pool	2.383%	10/1/34	20	20
3,4	Fannie Mae Pool	2.387%	7/1/42	6,918	7,162
3,4	Fannie Mae Pool	2.410%	9/1/40–5/1/42	11,871	12,430
3,4,6	Fannie Mae Pool	2.414%	7/1/35	831	875
3,4,6	Fannie Mae Pool	2.415%	6/1/36	46	49
3,4	Fannie Mae Pool	2.419%	5/1/43	14,721	15,311
3,4,6	Fannie Mae Pool	2.439%	12/1/33	577	614
3,4,6	Fannie Mae Pool	2.445%	7/1/39	496	517
3,4,6	Fannie Mae Pool	2.450%	11/1/33–7/1/37	829	884
3,4	Fannie Mae Pool	2.451%	10/1/42	5,880	6,082
3,4	Fannie Mae Pool	2.453%	8/1/40–9/1/43	3,812	3,987
3,4,6	Fannie Mae Pool	2.482%	9/1/34	779	817
3,4,6	Fannie Mae Pool	2.485%	11/1/36	900	954
3,4,6	Fannie Mae Pool	2.488%	7/1/38	421	446
3,4,6	Fannie Mae Pool	2.496%	1/1/35	6	6
3,4,6	Fannie Mae Pool	2.501%	12/1/36	15	16
3,4,6	Fannie Mae Pool	2.518%	9/1/33	4	4
3,4,6	Fannie Mae Pool	2.519%	2/1/36	1,450	1,476
3,4,6	Fannie Mae Pool	2.535%	10/1/39	1,159	1,207
3,4,6	Fannie Mae Pool	2.544%	8/1/37–10/1/40	5,652	5,962
3,4,6	Fannie Mae Pool	2.566%	7/1/42	2,084	2,237
3,4,6	Fannie Mae Pool	2.568%	6/1/37	1,428	1,508
3,4,6	Fannie Mae Pool	2.573%	12/1/40	2,250	2,371
3,4,6	Fannie Mae Pool	2.576%	7/1/38–11/1/39	1,087	1,144
3,4,6	Fannie Mae Pool	2.577%	7/1/36	533	550
3,4,6	Fannie Mae Pool	2.612%	12/1/41	3,856	4,131
3,4	Fannie Mae Pool	2.619%	11/1/41	3,916	4,176
3,4,6	Fannie Mae Pool	2.623%	12/1/35	1,263	1,340
3,4,6	Fannie Mae Pool	2.634%	1/1/37	1,873	2,008
3,4,6	Fannie Mae Pool	2.649%	4/1/36	236	245
3,4,6	Fannie Mae Pool	2.650%	11/1/32	16	17
3,4,6	Fannie Mae Pool	2.674%	10/1/40	2,396	2,523
3,4,6	Fannie Mae Pool	2.685%	9/1/33–12/1/40	4,982	5,256
3,4,6	Fannie Mae Pool	2.690%	11/1/36–12/1/40	2,860	3,019
3,4,6	Fannie Mae Pool	2.708%	10/1/37	67	72
3,4,6	Fannie Mae Pool	2.710%	11/1/35–1/1/40	1,726	1,793
3,4	Fannie Mae Pool	2.712%	1/1/42	3,721	3,945
3,4	Fannie Mae Pool	2.724%	12/1/43	5,448	5,644
3,4,6	Fannie Mae Pool	2.725%	2/1/36	843	899

8

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Fannie Mae Pool	2.748%	5/1/36	97	103
3,4	Fannie Mae Pool	2.750%	3/1/42	5,372	5,645
3,4	Fannie Mae Pool	2.753%	2/1/41–1/1/42	5,542	5,766
3,4,6	Fannie Mae Pool	2.770%	11/1/34	828	869
3,4	Fannie Mae Pool	2.775%	11/1/41	3,842	4,146
3,4,6	Fannie Mae Pool	2.793%	1/1/37	74	78
3,4,6	Fannie Mae Pool	2.796%	1/1/35	1,295	1,390
3,4,6	Fannie Mae Pool	2.805%	5/1/42	531	554
3,4,6	Fannie Mae Pool	2.806%	5/1/33	11	11
3,4,6	Fannie Mae Pool	2.818%	5/1/35	1,224	1,286
3,4,6	Fannie Mae Pool	2.828%	3/1/41	3,689	3,879
3,4,6	Fannie Mae Pool	2.841%	4/1/36–4/1/37	927	971
3,4,6	Fannie Mae Pool	2.848%	5/1/40	1,118	1,167
3,4	Fannie Mae Pool	2.899%	12/1/40	1,744	1,844
3,4,6	Fannie Mae Pool	2.915%	3/1/42	1,714	1,842
3,4,6	Fannie Mae Pool	2.936%	4/1/37	393	423
3,4,6	Fannie Mae Pool	2.939%	3/1/41	3,028	3,230
3,4	Fannie Mae Pool	2.947%	9/1/43	8,108	8,500
3,4,6	Fannie Mae Pool	2.957%	4/1/37	100	106
3,4,6	Fannie Mae Pool	2.975%	2/1/42	3,412	3,656
3,4,6	Fannie Mae Pool	2.999%	5/1/41	2,476	2,611
3,4,6	Fannie Mae Pool	3.012%	10/1/36	938	1,016
3,4,6	Fannie Mae Pool	3.043%	5/1/40	560	581
3,4	Fannie Mae Pool	3.058%	2/1/41	1,854	1,964
3,4	Fannie Mae Pool	3.138%	2/1/41	1,863	1,975
3,4,6	Fannie Mae Pool	3.162%	5/1/36	91	92
3,4	Fannie Mae Pool	3.359%	8/1/42	5,753	5,994
3,4	Fannie Mae Pool	3.568%	4/1/41	3,496	3,686
3,4	Fannie Mae Pool	3.580%	8/1/39	1,047	1,153
3,4	Fannie Mae Pool	3.582%	6/1/41	900	969
3,4	Fannie Mae Pool	3.586%	7/1/41	6,349	6,784
3,4	Fannie Mae Pool	3.749%	6/1/41	3,665	3,925
3,4,6	Fannie Mae Pool	3.796%	8/1/39	2,913	3,023
3,4	Fannie Mae Pool	3.832%	9/1/40	4,123	4,399
3,4,6	Fannie Mae Pool	4.034%	11/1/39	1,119	1,183
3,4,6	Fannie Mae Pool	4.282%	12/1/39	2,309	2,422
3,4	Fannie Mae Pool	4.847%	3/1/38	386	403
3,4	Fannie Mae Pool	5.520%	4/1/37	1,014	1,076
3,4	Fannie Mae Pool	5.576%	10/1/37	1,631	1,725
3,4	Fannie Mae Pool	5.852%	12/1/37	1,116	1,214
3,4,6	Fannie Mae Pool	6.004%	10/1/37	1,755	1,841
3,4,6	Freddie Mac Non Gold Pool	1.735%	10/1/37	57	58
3,4,6	Freddie Mac Non Gold Pool	2.230%	6/1/37	1,811	1,859
3,4,6	Freddie Mac Non Gold Pool	2.247%	5/1/37	104	110
3,4,6	Freddie Mac Non Gold Pool	2.333%	3/1/37	563	595
3,4	Freddie Mac Non Gold Pool	2.334%	5/1/42	1,168	1,202
3,4,6	Freddie Mac Non Gold Pool	2.408%	8/1/37	77	78
3,4,6	Freddie Mac Non Gold Pool	2.430%	1/1/37	1,818	1,921
3,4,6	Freddie Mac Non Gold Pool	2.479%	7/1/35	844	891
3,4,6	Freddie Mac Non Gold Pool	2.492%	10/1/37	1,298	1,371
3,4,6	Freddie Mac Non Gold Pool	2.500%	8/1/34–1/1/38	614	655
3,4,6	Freddie Mac Non Gold Pool	2.515%	12/1/36	682	726
3,4,6	Freddie Mac Non Gold Pool	2.531%	11/1/36	450	467
3,4	Freddie Mac Non Gold Pool	2.548%	11/1/43	2,105	2,179
3,4	Freddie Mac Non Gold Pool	2.573%	2/1/42	2,015	2,119
3,4,6	Freddie Mac Non Gold Pool	2.586%	12/1/34	35	36
3,4,6	Freddie Mac Non Gold Pool	2.587%	12/1/34	1,190	1,255
3,4,6	Freddie Mac Non Gold Pool	2.602%	1/1/35	216	233
3,4,6	Freddie Mac Non Gold Pool	2.612%	12/1/36	1,426	1,479
3,4,6	Freddie Mac Non Gold Pool	2.619%	12/1/40	3,243	3,363
3,4,6	Freddie Mac Non Gold Pool	2.621%	11/1/34	1,523	1,601
3,4,6	Freddie Mac Non Gold Pool	2.630%	6/1/40	1,441	1,485
3,4,6	Freddie Mac Non Gold Pool	2.634%	12/1/34–12/1/35	1,128	1,191
3,4,6	Freddie Mac Non Gold Pool	2.635%	7/1/38	815	829

9

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Freddie Mac Non Gold Pool	2.641%	6/1/35	5	5
3,4,6	Freddie Mac Non Gold Pool	2.652%	2/1/37	397	423
3,4,6	Freddie Mac Non Gold Pool	2.654%	4/1/37	33	34
3,4,6	Freddie Mac Non Gold Pool	2.655%	3/1/37	97	102
3,4,6	Freddie Mac Non Gold Pool	2.662%	3/1/37	279	296
3,4,6	Freddie Mac Non Gold Pool	2.676%	3/1/36	11	11
3,4,6	Freddie Mac Non Gold Pool	2.717%	1/1/37	851	903
3,4,6	Freddie Mac Non Gold Pool	2.725%	6/1/34	4	4
3,4	Freddie Mac Non Gold Pool	2.750%	2/1/42	2,896	3,034
3,4,6	Freddie Mac Non Gold Pool	2.755%	11/1/40–12/1/40	2,262	2,346
3,4,6	Freddie Mac Non Gold Pool	2.757%	6/1/41	263	267
3,4,6	Freddie Mac Non Gold Pool	2.761%	6/1/37	1,410	1,507
3,4,6	Freddie Mac Non Gold Pool	2.762%	11/1/40	2,148	2,218
3,4,6	Freddie Mac Non Gold Pool	2.763%	6/1/37	1,351	1,442
3,4	Freddie Mac Non Gold Pool	2.773%	6/1/36–1/1/41	3,908	4,104
3,4,6	Freddie Mac Non Gold Pool	2.776%	11/1/33	3	4
3,4,6	Freddie Mac Non Gold Pool	2.851%	5/1/36	1,178	1,243
3,4,6	Freddie Mac Non Gold Pool	2.875%	4/1/33–5/1/38	237	249
3,4,6	Freddie Mac Non Gold Pool	2.890%	4/1/35	97	102
3,4,6	Freddie Mac Non Gold Pool	2.932%	6/1/40	1,571	1,680
3,4,6	Freddie Mac Non Gold Pool	2.947%	5/1/33	36	37
3,4,6	Freddie Mac Non Gold Pool	2.973%	2/1/36	506	519
3,4,6	Freddie Mac Non Gold Pool	2.980%	3/1/41	964	1,024
3,4,6	Freddie Mac Non Gold Pool	2.983%	10/1/36	790	827
3,4,6	Freddie Mac Non Gold Pool	3.005%	5/1/40	796	851
3,4,6	Freddie Mac Non Gold Pool	3.010%	3/1/37	1,176	1,251
3,4,6	Freddie Mac Non Gold Pool	3.024%	2/1/41	806	858
3,4,6	Freddie Mac Non Gold Pool	3.035%	2/1/41	3,376	3,592
3,4	Freddie Mac Non Gold Pool	3.054%	1/1/41	722	764
3,4,6	Freddie Mac Non Gold Pool	3.068%	5/1/40	639	674
3,4	Freddie Mac Non Gold Pool	3.115%	6/1/41	1,331	1,385
3,4,6	Freddie Mac Non Gold Pool	3.173%	3/1/37	102	102
3,4	Freddie Mac Non Gold Pool	3.443%	3/1/42	2,634	2,797
3,4	Freddie Mac Non Gold Pool	3.591%	6/1/40	2,859	3,033
3,4	Freddie Mac Non Gold Pool	3.680%	9/1/40	2,629	2,796
3,4	Freddie Mac Non Gold Pool	4.071%	12/1/39	535	576
3,4	Freddie Mac Non Gold Pool	4.723%	9/1/37	1,454	1,504
3,4	Freddie Mac Non Gold Pool	5.258%	3/1/38	1,840	1,979
3,4	Freddie Mac Non Gold Pool	5.893%	5/1/37	1,864	1,948
3,4	Freddie Mac Non Gold Pool	6.155%	12/1/36	706	762
3,4	Freddie Mac Non Gold Pool	6.260%	8/1/37	388	418
4,6	Ginnie Mae II Pool	1.750%	6/20/29–4/20/41	1,323	1,363
4	Ginnie Mae II Pool	2.000%	10/20/38–6/20/43	34,730	36,102
4,6	Ginnie Mae II Pool	2.250%	5/20/41	1,601	1,689
4	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	8,687	8,856
4	Ginnie Mae II Pool	3.000%	7/20/38–11/20/41	10,238	10,800
4	Ginnie Mae II Pool	3.500%	7/20/41–1/20/44	14,284	14,876
4	Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	4,689	4,960

					403,799

Total U.S. Government and Agency Obligations (Cost $101,672,433)					105,944,904

Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
4	AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	2,206	2,282
4	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	302	302
4	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	1,125	1,127
4	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	2,469	2,469
4	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	1,675	1,686
4	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	5,000	5,014
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	2,000	2,011
4	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	1,114	1,114
4	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	3,907	3,907
4	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	2,875	2,876
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	1,700	1,708

10

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,750	1,771
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	4,600	4,626
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	2,225	2,259
4	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	5,475	5,486
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	7,725	7,762
4	American Express Credit Account Secured Note Trust
	2013-3	0.980%	5/15/19	1,516	1,517
4	American Express Credit Account Secured Note Trust
	2014-3	1.490%	4/15/20	8,200	8,231
4	American Express Credit Account Secured Note Trust
	2014-4	1.430%	6/15/20	4,550	4,580
4	AmeriCredit Automobile Receivables Trust 2013-4	0.960%	4/9/18	10	10
4	AmeriCredit Automobile Receivables Trust 2013-5	0.900%	9/10/18	269	269
4	AmeriCredit Automobile Receivables Trust 2013-5	1.520%	1/8/19	600	601
4	AmeriCredit Automobile Receivables Trust 2014-1	0.900%	2/8/19	368	368
4	AmeriCredit Automobile Receivables Trust 2014-1	1.680%	7/8/19	550	551
4	AmeriCredit Automobile Receivables Trust 2014-2	0.940%	2/8/19	1,198	1,198
4	AmeriCredit Automobile Receivables Trust 2014-3	1.150%	6/10/19	2,800	2,801
4	AmeriCredit Automobile Receivables Trust 2015-2	1.270%	1/8/20	3,700	3,703
4	Banc of America Commercial Mortgage Trust 2006-2	6.009%	5/10/45	1,152	1,151
4	Banc of America Commercial Mortgage Trust 2006-3	5.889%	7/10/44	140	140
4	Banc of America Commercial Mortgage Trust 2006-5	5.448%	9/10/47	2,175	2,189
4	Banc of America Commercial Mortgage Trust 2008-1	6.436%	2/10/51	15,534	16,228
4	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.429%	9/15/48	2,350	2,516
4	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.705%	9/15/48	4,100	4,507
7	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	1,975	2,056
	Bank of Nova Scotia	2.125%	9/11/19	10,900	11,161
	Bank of Nova Scotia	1.850%	4/14/20	25,000	25,327
	Bank of Nova Scotia	1.875%	4/26/21	8,800	8,882
4	Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	4,525	4,563
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR13	5.582%	9/11/41	1,625	1,628
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR16	5.910%	6/11/40	7,060	7,222
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.694%	6/11/50	25,250	25,989
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.915%	6/11/50	7,588	7,869
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	10,114	10,389
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.471%	1/12/45	4,969	5,039
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	6,500	6,637
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	14,876	15,362
4	BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	4,108	4,107
4	BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	3,400	3,413
4	BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	5,950	5,957
4	BMW Vehicle Owner Trust 2015-2	1.400%	9/20/18	5,800	5,821
4	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	2,075	2,072
4	Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	314	314
4	Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	1,605	1,607
4	Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	1,008	1,008
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	1,300	1,301
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	1,430	1,435
4	Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	2,104	2,104
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	785	787
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	1,042	1,050
4	Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	950	950
4	Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	1,100	1,101
4	Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	2,100	2,103

11

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	1,400	1,407
4	Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	11,475	11,529
4	Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	2,000	2,018
4	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	5,800	5,837
4	Capital Auto Receivables Asset Trust 2015-3	1.720%	1/22/19	5,025	5,051
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	5,025	5,085
4	Capital Auto Receivables Asset Trust 2015-3	1.970%	1/21/20	2,900	2,926
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	3,000	3,024
4	Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	4,550	4,573
4	Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	2,950	2,966
4	Capital One Multi-Asset Execution Trust 2007-A7	5.750%	7/15/20	10,300	10,846
4	Capital One Multi-Asset Execution Trust 2014-A2	1.260%	1/15/20	1,925	1,926
4	Capital One Multi-Asset Execution Trust 2014-A5	1.480%	7/15/20	7,000	7,021
4	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	12,000	12,360
4	Capital One Multi-Asset Execution Trust 2015-A5	1.600%	5/17/21	5,675	5,747
4	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	8,200	8,357
4	CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	1,744	1,743
4	CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	411	411
4	CarMax Auto Owner Trust 2013-2	0.840%	11/15/18	1,502	1,499
4	CarMax Auto Owner Trust 2013-3	0.970%	4/16/18	1,000	1,000
4	CarMax Auto Owner Trust 2013-3	1.490%	1/15/19	2,180	2,190
4	CarMax Auto Owner Trust 2013-4	0.800%	7/16/18	527	526
4	CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	550	551
4	CarMax Auto Owner Trust 2014-1	0.790%	10/15/18	982	981
4	CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	1,120	1,123
4	CarMax Auto Owner Trust 2014-2	0.980%	1/15/19	2,632	2,633
4	CarMax Auto Owner Trust 2014-2	1.610%	10/15/19	2,000	2,014
4	CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	2,923	2,929
4	CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	1,625	1,638
4	CarMax Auto Owner Trust 2014-4	1.250%	11/15/19	6,650	6,667
4	CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	3,400	3,410
4	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,575	1,590
4	CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	5,750	5,799
4	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,300	1,317
4	CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	4,400	4,442
4	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	2,050	2,071
4	CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	3,628	3,622
4	CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	15,331	15,806
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.170%	8/1/19	771	784
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	1,184	1,286
4	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	9,483	10,140
4	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	5,800	6,407
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	8,250	8,678
4	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	5,900	6,206
4	Chase Issuance Trust 2012-A4	1.580%	8/16/21	8,596	8,709
4	Chase Issuance Trust 2012-A7	2.160%	9/16/24	20,440	20,759
4	Chase Issuance Trust 2013-A1	1.300%	2/18/20	13,650	13,726
4	Chase Issuance Trust 2013-A8	1.010%	10/15/18	10,225	10,231
4	Chase Issuance Trust 2014-A1	1.150%	1/15/19	14,400	14,429
4	Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,841
4	Chase Issuance Trust 2014-A6	1.260%	7/15/19	13,700	13,681
4	Chase Issuance Trust 2014-A7	1.380%	11/15/19	11,225	11,278
4	Chase Issuance Trust 2015-A2	1.590%	2/18/20	25,052	25,320
4	Chase Issuance Trust 2015-A4	1.840%	4/15/22	8,400	8,575
4	Chase Issuance Trust 2015-A5	1.360%	4/15/20	16,950	17,073
4	Chase Issuance Trust 2016-A2	1.370%	6/15/21	11,525	11,596
4	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	10,600	11,175
4	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	11,546	12,336
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	10,460	11,136
4	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	18,050	18,043
4	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	12,342	13,025
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	27,675	28,507
4	Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	16,450	16,659
4	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	2,544	2,553

12

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	3,375	3,400
4	Citigroup Commercial Mortgage Trust 2007-C6	5.901%	12/10/49	20,075	20,640
4	Citigroup Commercial Mortgage Trust 2008-C7	6.345%	12/10/49	18,708	19,363
4	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	5,450	5,774
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	3,165	3,343
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	2,000	2,108
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	2,900	2,992
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	1,200	1,301
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,975	2,254
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	2,875	3,263
4	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	875	940
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	2,900	3,267
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	1,150	1,295
4	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	1,150	1,343
4	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	1,840	1,892
4	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	1,150	1,231
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,700	1,893
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	1,425	1,546
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	625	673
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	3,025	3,339
4	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	2,450	2,669
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	3,875	4,224
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	8,525	9,248
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	11,450	12,036
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	4,550	4,812
4	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	2,275	2,356
4	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	9,075	9,570
4	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	4,365	4,550
4	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	4,625	5,086
4	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	5,725	6,300
4	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	3,400	3,543
4	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	6,500	6,835
4	Citigroup Commercial Mortgage Trust 2016-C32	3.616%	2/10/49	11,425	12,375
4	Citigroup/Deutsche Bank Commercial Mortgage Trust
	2016-C1	3.276%	5/10/49	4,275	4,546
4	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.484%	4/15/47	2,870	2,922
4	COBALT CMBS Commercial Mortgage Trust 2007-C3	5.956%	5/15/46	10,508	10,777
4	COMM 2007-C9 Mortgage Trust	6.007%	12/10/49	18,019	18,544
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,485	2,645
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	3,200
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,765
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,150	5,400
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,566
4	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	5,000	5,216
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	1,120	1,261
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	1,430	1,476
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	1,430	1,535
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	1,910	2,137
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	6,600	7,425
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	1,430	1,638
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	723	723
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	1,700	1,749
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,700	1,821
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,275	2,495
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,893
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,279
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	635
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	503	504
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	875	902
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	575	627
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	1,750	1,966
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,908	3,081
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	2,300	2,452
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,546

13

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	4,060	4,594
4	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	5,850	6,598
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,680	1,731
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,892
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	5,246	5,526
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,671
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,375	2,449
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,202
4	COMM 2014-CCRE14 Mortgage Trust	4.752%	2/10/47	1,175	1,281
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	4,124	4,246
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,422	1,521
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,954
4	COMM 2014-CCRE15 Mortgage Trust	4.865%	2/10/47	1,320	1,486
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	2,206	2,362
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,273
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	9,239
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,455
4	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	4,429	4,644
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	8,575	9,257
4	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	1,775	2,008
4	COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	2,800	2,902
4	COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	1,400	1,488
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	2,225	2,473
4	COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	1,375	1,497
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	4,315	4,593
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	1,400	1,541
4	COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	1,845	2,030
4	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	2,375	2,581
4	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,675	1,729
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	8,215	9,132
4	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	5,575	5,834
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,465
4	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	1,150	1,198
4	COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	5,894	6,225
4	COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	2,687	2,860
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	1,129	1,160
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	981	1,045
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,790
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	774
4	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	509
4	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,675	1,735
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,893
4	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	6,025
4	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,265
4	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	7,286
4	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	5,600	5,841
4	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	5,600	5,949
4	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	10,725	11,564
4	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,800	3,043
4	COMM 2015-CR22 Mortgage Trust	2.856%	3/10/48	2,850	2,964
4	COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	7,950	8,412
4	COMM 2015-CR22 Mortgage Trust	3.603%	3/10/48	2,850	3,022
4	COMM 2015-CR23 Mortgage Trust	3.257%	5/10/48	3,475	3,682
4	COMM 2015-CR23 Mortgage Trust	3.497%	5/10/48	5,219	5,616
4	COMM 2015-CR23 Mortgage Trust	3.801%	5/10/48	2,325	2,510
4	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	5,725	6,265
4	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	11,600	12,547
4	COMM 2015-CR27 Mortgage Trust	3.404%	10/10/48	5,900	6,303
4	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	5,900	6,379
4	COMM 2016-CR28 Mortgage Trust	3.762%	2/10/49	8,575	9,390
4	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	7,000	7,455
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C4	5.509%	9/15/39	1,153	1,153

14

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C5	5.311%	12/15/39	10,514	10,563
4	Credit Suisse Commercial Mortgage Trust Series 2007-
	C1	5.383%	2/15/40	4,770	4,805
4	Credit Suisse Commercial Mortgage Trust Series 2007-
	C3	5.889%	6/15/39	15,672	15,834
4	CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	5,550	6,011
4	CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	2,825	3,053
4	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	2,250	2,410
4	CSAIL Commercial Mortgage Trust 2015-C2	1.454%	6/15/57	3,870	3,875
4	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	7,400	7,981
4	CSAIL Commercial Mortgage Trust 2015-C2	3.849%	6/15/57	2,900	3,140
4	CSAIL Commercial Mortgage Trust 2015-C3	3.448%	8/15/48	4,443	4,752
4	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	5,700	6,186
4	CSAIL Commercial Mortgage Trust 2015-C3	4.256%	8/15/48	2,625	2,776
4	CSAIL Commercial Mortgage Trust 2015-C4	3.617%	11/15/48	2,950	3,191
4	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	4,600	5,068
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	14,891	15,671
4	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	17,675	17,668
4	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	16,025	16,080
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	14,494	14,849
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	11,575	11,682
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	11,500	11,883
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	17,900	18,164
3,4	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	2,147	2,337
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	8,412	9,277
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	14,650	16,128
3,4	Fannie Mae-Aces 2012-M9	1.553%	4/25/22	1,238	1,251
3,4	Fannie Mae-Aces 2013-M12	2.473%	3/25/23	13,531	13,859
3,4	Fannie Mae-Aces 2013-M14	2.586%	4/25/23	16,747	17,349
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	17,850	19,371
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	1,000	1,053
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	5,600	5,750
3,4	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	20,323	20,798
3,4	Fannie Mae-Aces 2014-M1	3.411%	7/25/23	22,275	24,198
3,4	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	11,300	11,639
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	16,850	17,644
3,4	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	2,332	2,349
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	2,405	2,533
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	6,750	7,191
3,4	Fannie Mae-Aces 2014-M15	2.509%	7/25/22	6,200	6,426
3,4	Fannie Mae-Aces 2014-M2	1.916%	6/25/21	3,451	3,494
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	17,626	19,351
3,4	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	5,877	6,179
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	7,825	8,614
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	8,175	8,965
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	19,990	20,996
3,4	Fannie Mae-Aces 2014-M7	3.356%	6/25/24	16,256	18,034
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	2,397	2,495
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	8,325	8,874
3,4	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	9,602	9,582
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	10,459	11,331
3,4	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	4,256	4,291
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	15,000	15,530
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	4,600	4,916
3,4	Fannie Mae-Aces 2015-M12	2.885%	5/25/25	11,600	12,106
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	14,400	15,152
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	10,875	11,131
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	5,650	5,908
3,4	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	2,850	2,877
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	10,125	10,516
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	5,447	5,690
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	5,700	6,102
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	10,275	10,426

15

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	5,800	6,054
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	5,775	5,980
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	12,400	12,777
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	8,500	8,724
3	Federal Housing Administration	7.430%	10/1/20	1	1
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	9,762	9,960
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	7,008	7,213
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	5,438	5,540
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	8,427	8,581
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	3,633	3,725
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	9,368	9,606
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	13,725	15,178
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.186%	12/25/20	1,025	1,146
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	6,800	7,514
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	18,650	19,753
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	7,835	8,065
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	20,750	21,531
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	11,840	12,383
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	3.490%	1/25/24	675	752
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	870	908
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	16,600	17,380
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	16,625	17,568
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	26,300	28,590
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	2.745%	1/25/26	10,375	10,950
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	16,425	18,030
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	14,280	14,852
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	17,675	19,336
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	16,452	18,058
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	13,920	14,721
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	17,660	19,397
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	14,625	15,376
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	19,075	20,631
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	15,354	17,089
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	19,775	21,867

16

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	17,403	19,351
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	4,962	5,200
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	19,450	21,526
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	3,513	3,690
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	10,850	11,957
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	5,483	5,806
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	14,400	15,777
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	14,025	15,347
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	2,731	2,863
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	6,450	6,784
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	2,740	2,863
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.493%	11/25/24	5,610	5,935
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	8,400	9,108
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.023%	1/25/25	9,050	9,805
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	9,175	10,015
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	2,822	3,005
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	6,850	7,542
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	11,600	12,810
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	6,350	6,832
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	10,325	11,409
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	7,025	7,645
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	4,050	4,356
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	11,200	11,734
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	5,800	6,006
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	7,575	7,601
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	17,225	17,756
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	5,775	5,996
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	23,786	24,448
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	6,769	6,951
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	7,650	7,847
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K708	1.670%	10/25/18	146	146
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K709	2.086%	3/25/19	350	359

17

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	1,475	1,505
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	8,708	8,729
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	23,375	23,672
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	11,200	11,440
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	27,800	28,820
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	23,455	24,968
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	18,645	20,126
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	8/25/47	3,256	3,347
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	11,200	12,044
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	12,463	12,938
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	10,825	11,558
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	4,100	4,182
3,4	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	11,600	12,317
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	6,180	6,579
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.716%	6/25/22	7,525	7,990
4	Fifth Third Auto 2014-1	0.680%	4/16/18	987	987
4	Fifth Third Auto 2014-1	1.420%	3/16/20	5,900	5,935
4	Fifth Third Auto 2014-1	1.140%	10/15/20	2,370	2,373
4	Fifth Third Auto 2014-2	0.890%	11/15/18	1,527	1,527
4	Fifth Third Auto 2014-2	1.380%	12/15/20	1,425	1,431
4	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	40	40
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	1,575	1,575
4	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	1,271	1,271
4	Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	4,575	4,581
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	1,150	1,153
4	Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	4,125	4,129
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	2,950	2,956
4	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	1,394	1,393
4	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	349	349
4	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	1,180	1,183
4	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	909	908
4	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	550	551
4	Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	1,094	1,094
4	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	600	602
4	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	3,094	3,094
4	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	850	852
4	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	2,700	2,709
4	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	850	858
4	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	3,675	3,684
4	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	1,450	1,461
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	2,825	2,843
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	1,300	1,313
4	Ford Credit Floorplan Master Owner Trust A Series
	2013-5	1.500%	9/15/18	4,675	4,680
4	Ford Credit Floorplan Master Owner Trust A Series
	2014-1	1.200%	2/15/19	5,400	5,409
4	Ford Credit Floorplan Master Owner Trust A Series
	2014-4	1.400%	8/15/19	11,200	11,177

18

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Ford Credit Floorplan Master Owner Trust A Series
	2016-1	1.760%	2/15/21	11,400	11,455
4	GE Capital Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	6,545	6,609
4	GE Commercial Mortgage Corp. Series 2005-C4 Trust	5.628%	11/10/45	4,320	4,319
4	GE Commercial Mortgage Corp. Series 2007-C1 Trust	5.543%	12/10/49	6,775	6,823
4	GM Financial Leasing Trust 2015-2	1.680%	12/20/18	5,200	5,239
4	GM Financial Leasing Trust 2015-2	1.850%	7/22/19	2,630	2,646
4	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	2,850	2,872
4	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	2,975	2,987
4	GM Financial Leasing Trust 2016-1	1.790%	3/20/20	5,825	5,833
4	GM Financial Leasing Trust 2016-2	1.620%	9/20/19	5,725	5,755
4	GS Mortgage Securities Trust 2007-GG10	5.988%	8/10/45	5,343	5,466
4	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,503
4	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,500	13,482
4	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	7,475	8,021
4	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,530	5,784
4	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	4,077	4,278
4	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,529	1,598
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	5,682	6,045
	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,888
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	2,055	2,108
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,470	1,583
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	8,315
4	GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	2,600	2,674
4	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	1,100	1,199
4	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,731
4	GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	1,259	1,256
4	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	8,000	8,932
4	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,208
4	GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	2,225	2,395
4	GS Mortgage Securities Trust 2014-GC18	3.516%	6/10/47	500	533
4	GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	1,950	2,154
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,125	6,798
4	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	1,675	1,882
4	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	1,850	1,928
4	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	3,400	3,656
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	11,450	12,412
4	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	2,000	2,161
4	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,700	1,863
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	6,200	6,591
4	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	4,025	4,179
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5,700	6,096
4	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	5,775	6,239
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	2,275	2,503
4	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	5,900	6,304
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	5,600	6,044
4	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	4,425	4,637
4	Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	1,402	1,402
4	Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	434	434
4	Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	1,650	1,650
4	Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	1,552	1,551
4	Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	1,707	1,709
4	Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	1,454	1,453
4	Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	1,375	1,376
4	Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	3,713	3,716
4	Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	3,025	3,042
4	Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	5,050	5,059
4	Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	3,675	3,694
4	Honda Auto Receivables 2015-2 Owner Trust	1.040%	2/21/19	4,275	4,282
4	Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	2,500	2,519
4	Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	4,625	4,644
4	Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	1,150	1,162
4	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	5,900	5,925
4	Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	1,600	1,605

19

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Huntington Auto Trust 2015-1	1.240%	9/16/19	5,775	5,793
4	Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	792	792
4	Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	3,127	3,125
4	Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	2,172	2,173
4	Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	2,890	2,900
4	Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	1,167	1,167
4	Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	3,450	3,450
4	Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	1,370	1,374
4	Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	1,700	1,706
4	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	2,075	2,090
4	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	1,500	1,517
4	Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	1,800	1,815
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-CIBC11	5.588%	8/12/37	185	184
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP7	6.184%	4/17/45	2,464	2,458
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP8	5.440%	5/15/45	4,525	4,531
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC20	5.794%	2/12/51	25,007	25,875
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC20	6.087%	2/12/51	3,645	3,818
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-LDP11	5.927%	6/15/49	8,610	8,797
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-LDP12	5.882%	2/15/51	13,170	13,435
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C6	3.507%	5/15/45	9,250	10,012
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	2.829%	10/15/45	6,675	6,982
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-CIBX	3.483%	6/15/45	7,490	8,071
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-LC9	2.840%	12/15/47	3,750	3,921
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.143%	12/15/47	2,314	2,456
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.372%	12/15/47	1,735	1,830
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.674%	12/15/46	1,600	1,737
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.881%	12/15/46	2,300	2,558
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.166%	12/15/46	9,174	10,337
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.517%	12/15/46	1,600	1,796
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	5.076%	12/15/46	1,600	1,777
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-LC11	2.960%	4/15/46	11,478	12,042
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	2.872%	7/15/47	2,250	2,340
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	3.805%	7/15/47	850	934
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	3.664%	7/15/45	1,776	1,943
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	4.161%	7/15/45	1,184	1,296
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	3.761%	8/15/46	1,680	1,829
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.133%	8/15/46	4,470	5,026
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.409%	8/15/46	1,260	1,412

20

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	2.977%	11/15/45	3,211	3,316
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	3.659%	11/15/45	420	456
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.131%	11/15/45	2,940	3,310
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.420%	11/15/45	1,680	1,874
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.003%	1/15/47	2,200	2,282
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.705%	1/15/47	1,650	1,795
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.199%	1/15/47	5,500	6,216
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.458%	1/15/47	1,100	1,230
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	5.050%	1/15/47	1,650	1,914
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.079%	2/15/47	6,590	7,382
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.439%	2/15/47	1,173	1,306
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.974%	2/15/47	1,422	1,616
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.046%	4/15/47	2,225	2,322
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.669%	4/15/47	2,800	2,982
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.997%	4/15/47	2,800	3,120
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	4.243%	4/15/47	2,225	2,450
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	4.110%	9/15/47	2,225	2,416
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.428%	8/15/47	1,411	1,516
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.775%	8/15/47	1,375	1,512
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.997%	8/15/47	850	921
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C22	3.801%	9/15/47	8,325	9,147
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	3.934%	9/15/47	4,175	4,636
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	4.202%	9/15/47	2,462	2,710
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	2.940%	11/15/47	2,850	2,980
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.639%	11/15/47	2,275	2,477
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.914%	11/15/47	4,125	4,461
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	3.672%	11/15/47	9,975	10,886
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	4.065%	11/15/47	2,775	3,040
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.019%	1/15/48	5,725	6,002
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.494%	1/15/48	16,450	17,739
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.800%	1/15/48	2,875	3,058
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.951%	1/15/48	2,875	3,003

21

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	2.734%	2/15/48	4,695	4,882
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.017%	2/15/48	5,715	6,005
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.179%	2/15/48	3,048	3,210
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	2.773%	10/15/48	5,725	5,925
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.227%	10/15/48	6,775	7,150
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.532%	10/15/48	1,725	1,807
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	2.921%	5/15/48	5,000	5,241
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.304%	5/15/48	2,963	3,165
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.611%	5/15/48	4,650	5,051
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	3.559%	7/15/48	5,775	6,250
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	3.822%	7/15/48	5,675	6,254
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	4.226%	7/15/48	2,900	3,224
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.540%	8/15/48	2,772	3,004
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.801%	8/15/48	2,960	3,260
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C32	3.358%	11/15/48	5,875	6,296
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C32	3.598%	11/15/48	5,875	6,377
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C33	3.770%	12/15/48	4,230	4,654
4	JPMBB Commercial Mortgage Securities Trust 2016-
	C1	3.316%	3/15/49	4,675	4,995
4	JPMCC Commercial Mortgage Securities Trust 2015-
	JP1	3.914%	1/15/49	4,600	5,141
4	JPMDB WP Glimcher Mall Trust 2016-C2	3.144%	6/15/49	4,400	4,624
4	JPMDB WP Glimcher Mall Trust 2016-C2	3.484%	6/15/49	2,050	2,162
4	LB Commercial Mortgage Trust 2007-C3	6.118%	7/15/44	565	576
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	4,262	4,262
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	1,175	1,178
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	2,422	2,426
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	3,125	3,152
4	LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	24,055	24,195
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	10,218	10,345
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	17,506	18,234
4	LB-UBS Commercial Mortgage Trust 2008-C1	6.248%	4/15/41	19,878	20,865
4	Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	8,550	8,561
4	Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	2,950	2,961
4	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	1,750	1,761
4	Mercedes-Benz Auto Receivables Trust 2013-1	0.780%	8/15/17	44	44
4	Mercedes-Benz Auto Receivables Trust 2013-1	1.130%	11/15/19	1,180	1,181
4	Mercedes-Benz Auto Receivables Trust 2014-1	0.870%	10/15/18	1,930	1,929
4	Mercedes-Benz Auto Receivables Trust 2014-1	1.310%	11/16/20	825	827
4	Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	3,400	3,419
4	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	1,175	1,194
4	Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	2,823	2,820
4	Merrill Lynch Mortgage Trust 2007-C1	6.021%	6/12/50	24,868	25,376
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	15,604	16,233
4	ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	3,770	3,773
4	ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	2,496	2,524
4	ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	12,015	12,126

22

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	ML-CFC Commercial Mortgage Trust 2007-7	5.810%	6/12/50	8,013	8,258
4	ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	14,416	14,815
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.176%	8/15/45	3,025	3,207
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C6	2.858%	11/15/45	3,000	3,138
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C10	4.219%	7/15/46	8,000	8,956
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.360%	8/15/46	1,680	1,906
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.560%	8/15/46	840	940
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	3.001%	10/15/46	2,340	2,407
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	4.259%	10/15/46	3,915	4,434
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	2.936%	11/15/46	1,750	1,805
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.039%	11/15/46	3,500	3,904
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.903%	11/15/46	1,750	1,983
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	2.918%	2/15/46	3,011	3,155
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	3.214%	2/15/46	599	626
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.134%	12/15/48	3,475	3,689
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.376%	12/15/48	1,800	1,896
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.102%	5/15/46	3,475	3,670
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.456%	5/15/46	2,150	2,275
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	1.250%	2/15/47	1,086	1,081
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	2.916%	2/15/47	2,200	2,273
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	3.669%	2/15/47	4,695	4,976
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.064%	2/15/47	4,475	5,017
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.802%	2/15/47	1,600	1,758
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	2.849%	6/15/47	850	879
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.477%	6/15/47	1,125	1,200
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.892%	6/15/47	4,200	4,638
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	4.482%	6/15/47	1,675	1,856
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.194%	10/15/47	5,000	5,235
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.923%	10/15/47	1,400	1,552
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	4.593%	10/15/47	1,675	1,908
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.101%	12/15/47	5,700	5,973
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.326%	12/15/47	3,925	4,159
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.526%	12/15/47	5,050	5,496

23

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.069%	2/15/48	2,875	3,009
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.249%	2/15/48	10,125	10,709
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C21	3.338%	3/15/48	2,500	2,597
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.040%	4/15/48	5,725	5,984
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.306%	4/15/48	4,500	4,719
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.883%	4/15/48	2,875	2,992
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	2.982%	7/15/50	2,900	3,035
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.398%	7/15/50	1,750	1,866
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.719%	7/15/50	5,775	6,324
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.383%	10/15/48	6,550	6,964
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.635%	10/15/48	3,475	3,794
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C26	3.323%	10/15/48	3,825	4,075
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C26	3.531%	10/15/48	4,325	4,693
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C27	3.557%	12/15/47	2,950	3,179
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C27	3.753%	12/15/47	3,500	3,847
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C28	3.288%	1/15/49	4,175	4,363
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C28	3.544%	1/15/49	11,975	12,965
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C29	3.140%	5/15/49	2,200	2,307
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C29	3.325%	5/15/49	1,250	1,329
4	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	2,107	2,114
4	Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	48	48
4	Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,958	1,957
4	Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	2,736	2,734
4	Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	1,960	1,974
4	Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	239	240
4	Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	14,295	14,476
4	Morgan Stanley Capital I Trust 2007-IQ15	6.102%	6/11/49	14,132	14,642
4	Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	14,868	15,396
4	Morgan Stanley Capital I Trust 2007-IQ16	6.256%	12/12/49	5,300	5,459
4	Morgan Stanley Capital I Trust 2007-TOP25	5.514%	11/12/49	1,518	1,526
4	Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	4,525	4,602
4	Morgan Stanley Capital I Trust 2007-TOP27	5.820%	6/11/42	20,041	20,595
4	Morgan Stanley Capital I Trust 2007-TOP27	5.820%	6/11/42	5,375	5,559
4	Morgan Stanley Capital I Trust 2008-TOP29	6.477%	1/11/43	20,443	21,427
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,430
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,900	3,121
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	4,100	4,531
7	National Australia Bank Ltd.	2.250%	3/16/21	16,000	16,423
4	Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	1,700	1,701
4	Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	4,100	4,124
4	Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	2,625	2,640
4	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	6,817	6,815
4	Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	375	375
4	Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	1,770	1,776
4	Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	970	970

24

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	1,600	1,607
4	Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	972	972
4	Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	2,250	2,260
4	Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	2,775	2,779
4	Nissan Auto Receivables 2015-B Owner Trust	1.050%	10/15/19	5,050	5,057
4	Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	3,400	3,420
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	1,750	1,781
4	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	1,800	1,811
4	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	2,975	3,008
4	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,500	2,514
4	Royal Bank of Canada	1.200%	9/19/18	11,315	11,337
	Royal Bank of Canada	2.200%	9/23/19	19,475	19,954
4	Royal Bank of Canada	2.000%	10/1/19	20,000	20,292
	Royal Bank of Canada	2.100%	10/14/20	58,400	59,667
4	Royal Bank of Canada	1.875%	2/5/21	8,625	8,737
	Royal Bank of Canada	2.300%	3/22/21	8,750	9,002
4	Santander Drive Auto Receivables Trust 2013-4	1.590%	10/15/18	1,136	1,137
4	Santander Drive Auto Receivables Trust 2014-4	1.080%	9/17/18	1,196	1,196
4	Synchrony Credit Card Master Note Trust 2014-1	1.610%	11/15/20	3,325	3,339
4	Synchrony Credit Card Master Note Trust 2015-2	1.600%	4/15/21	3,375	3,391
4	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	5,331	5,423
4	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.538%	8/15/39	722	721
7	Toronto-Dominion Bank	2.250%	3/15/21	28,700	29,458
4	Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	1,089	1,088
4	Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	1,250	1,251
4	Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	887	887
4	Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	1,125	1,130
4	Toyota Auto Receivables 2015-6 Owner Trust	1.300%	4/15/20	2,875	2,889
4	Toyota Auto Receivables 2015-6 Owner Trust	1.520%	8/16/21	3,575	3,600
4	Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	8,500	8,531
4	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	5,200	5,265
4	Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	5,325	5,350
4	Toyota Auto Receivables Owner Trust 2015-C	1.690%	12/15/20	5,000	5,049
4	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	4,636	4,907
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	7,716	8,198
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	1,150	1,215
4	USAA Auto Owner Trust 2014-1	0.580%	12/15/17	294	294
4	USAA Auto Owner Trust 2014-1	0.940%	5/15/19	1,150	1,150
4	Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	179	179
4	Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	1,120	1,119
4	Volkswagen Auto Loan Enhanced Trust 2013-2	0.700%	4/20/18	656	655
4	Volkswagen Auto Loan Enhanced Trust 2013-2	1.160%	3/20/20	875	873
4	Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/18	2,400	2,397
4	Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	2,775	2,769
4	Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	8,625	8,595
4	Volkswagen Auto Loan Enhanced Trust 2014-2	1.390%	5/20/21	2,850	2,843
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.467%	10/15/44	114	114
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C26	6.224%	6/15/45	1,300	1,299
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29	5.339%	11/15/48	2,225	2,240
4	Wachovia Bank Commercial Mortgage Trust Series
	2007-C33	6.147%	2/15/51	6,680	6,798
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	9,540	10,011
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	1,675	1,730
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	1,125	1,202
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	3,925	4,307
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	550	602
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	3,400	3,541
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,961	2,076
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	4,000	4,209
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	5,650	6,038
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	2,850	3,124

25

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	5,725	5,948
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	3,150	3,314
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	2,275	2,372
4	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	14,150	14,947
4	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	8,500	9,185
4	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	1,619	1,751
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	5,800	6,189
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	8,500	9,169
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	1,536	1,603
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	11,350	11,949
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	2,850	2,933
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	2,350	2,528
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	3,425	3,787
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	2,925	3,191
4	Wells Fargo Commercial Mortgage Trust 2015-NSX1	2.632%	5/15/48	2,425	2,503
4	Wells Fargo Commercial Mortgage Trust 2015-NSX1	2.934%	5/15/48	1,700	1,770
4	Wells Fargo Commercial Mortgage Trust 2015-NSX1	3.148%	5/15/48	2,275	2,403
4	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	4,700	5,099
4	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	2,950	3,256
4	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	12/15/47	4,000	4,397
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	3,084	3,283
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	6,700	7,239
4	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	2,350	2,515
4	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	4,700	4,911
4	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	3,000	3,145
4	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	7,425	8,004
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	5,378
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,830
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,275
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	6,125	6,430
4	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	4,148	4,388
4	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,733	1,845
4	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	820	869
4	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	3,436	3,616
4	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	673	706
4	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	6,000	6,416
4	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	3,000	3,174
4	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	1,120	1,208
4	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	4,470	5,030
4	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	1,120	1,248
4	WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	2,100	2,174
4	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	1,250	1,364
4	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,250	1,425
4	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,100	2,385
4	WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	1,150	1,185
4	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	1,150	1,235
4	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	1,450	1,622
4	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	1,150	1,277
4	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	1,150	1,304
4	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	1,150	1,190
4	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	2,300	2,479
4	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	5,010	5,631
4	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	575	644
4	WFRBS Commercial Mortgage Trust 2013-C18	4.822%	12/15/46	862	971
4	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	3,100	3,199
4	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,750	1,863
4	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	2,350	2,632
4	WFRBS Commercial Mortgage Trust 2013-UBS1	4.783%	3/15/46	575	656
4	WFRBS Commercial Mortgage Trust 2014-C19	1.233%	3/15/47	806	805
4	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	950	1,022
4	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	1,250	1,331
4	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	2,825	3,160
4	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	950	1,055
4	WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	1,100	1,143

26

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	1,100	1,184
4	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,675	1,862
4	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,675	1,845
4	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	4,000	4,362
4	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	8,200	8,972
4	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,675	1,819
4	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	3,143	3,396
4	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,675	1,856
4	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	1,125	1,232
4	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	2,860	3,078
4	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,860	3,103
4	WFRBS Commercial Mortgage Trust 2014-LC14	1.193%	3/15/47	1,383	1,376
4	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	1,120	1,156
4	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	2,800	2,996
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	6,720	7,488
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	2,800	3,119
4	World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	1,973	1,972
4	World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	645	645
4	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	825	828
4	World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	1,775	1,775
4	World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	2,775	2,795
4	World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	3,850	3,856
4	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	1,530	1,536
4	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	2,975	3,001
4	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	2,975	3,006
4	World Omni Automobile Lease Securitization Trust
	2014-A	1.160%	9/15/17	2,800	2,800
4	World Omni Automobile Lease Securitization Trust
	2014-A	1.370%	1/15/20	850	852
4	World Omni Automobile Lease Securitization Trust
	2015-A	1.540%	10/15/18	2,875	2,884

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,436,927)					4,596,526

Corporate Bonds (27.7%)
Finance (8.5%)
	Banking (6.0%)
	American Express Bank FSB	6.000%	9/13/17	13,151	13,869
	American Express Centurion Bank	6.000%	9/13/17	23,425	24,722
	American Express Co.	6.150%	8/28/17	6,339	6,700
	American Express Co.	7.000%	3/19/18	60,572	65,990
	American Express Co.	2.650%	12/2/22	5,615	5,706
	American Express Co.	3.625%	12/5/24	10,000	10,255
	American Express Co.	4.050%	12/3/42	1,477	1,538
	American Express Credit Corp.	1.125%	6/5/17	16,000	15,995
	American Express Credit Corp.	2.125%	7/27/18	875	890
	American Express Credit Corp.	1.800%	7/31/18	1,050	1,060
	American Express Credit Corp.	2.125%	3/18/19	5,401	5,508
	American Express Credit Corp.	2.250%	8/15/19	9,825	10,038
	American Express Credit Corp.	2.375%	5/26/20	5,225	5,346
	American Express Credit Corp.	2.600%	9/14/20	24,250	25,033
	American Express Credit Corp.	2.250%	5/5/21	6,400	6,507
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,590	4,632
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	250	251
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	20,000	20,281
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	16,800	17,149
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	14,275	14,816
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	950	965
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,425	13,733
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	13,975	14,239
	Bancolombia SA	5.950%	6/3/21	6,425	7,019
	Bank of America Corp.	5.625%	10/14/16	3	3
	Bank of America Corp.	1.700%	8/25/17	10,803	10,844
	Bank of America Corp.	6.400%	8/28/17	5,231	5,520

27

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	6.000%	9/1/17	6,716	7,058
Bank of America Corp.	5.750%	12/1/17	15,128	16,013
Bank of America Corp.	2.000%	1/11/18	43,330	43,628
Bank of America Corp.	6.875%	4/25/18	81,169	88,594
Bank of America Corp.	5.650%	5/1/18	64,219	68,756
Bank of America Corp.	6.500%	7/15/18	3,125	3,424
Bank of America Corp.	6.875%	11/15/18	635	709
Bank of America Corp.	2.600%	1/15/19	39,025	39,837
Bank of America Corp.	2.650%	4/1/19	5,347	5,483
Bank of America Corp.	7.625%	6/1/19	38,970	45,033
Bank of America Corp.	2.250%	4/21/20	22,620	22,705
Bank of America Corp.	5.625%	7/1/20	57,288	64,513
Bank of America Corp.	2.625%	10/19/20	25,176	25,594
Bank of America Corp.	5.875%	1/5/21	3,930	4,502
Bank of America Corp.	2.625%	4/19/21	16,350	16,570
Bank of America Corp.	5.000%	5/13/21	11,110	12,390
Bank of America Corp.	5.700%	1/24/22	22,243	25,678
Bank of America Corp.	3.300%	1/11/23	36,917	37,931
Bank of America Corp.	4.100%	7/24/23	10,983	11,720
Bank of America Corp.	4.125%	1/22/24	34,280	36,926
Bank of America Corp.	4.000%	4/1/24	20,314	21,685
Bank of America Corp.	4.200%	8/26/24	31,526	32,613
Bank of America Corp.	4.000%	1/22/25	29,475	30,020
Bank of America Corp.	3.950%	4/21/25	21,280	21,635
Bank of America Corp.	3.875%	8/1/25	26,044	27,597
Bank of America Corp.	4.450%	3/3/26	17,525	18,489
Bank of America Corp.	3.500%	4/19/26	11,875	12,278
Bank of America Corp.	4.250%	10/22/26	18,218	18,902
Bank of America Corp.	6.110%	1/29/37	10,935	12,981
Bank of America Corp.	7.750%	5/14/38	22,973	32,348
Bank of America Corp.	5.875%	2/7/42	27,088	34,196
Bank of America Corp.	5.000%	1/21/44	24,850	28,689
Bank of America Corp.	4.875%	4/1/44	12,625	14,390
Bank of America Corp.	4.750%	4/21/45	1,210	1,236
Bank of America NA	1.650%	3/26/18	4,150	4,166
Bank of America NA	1.750%	6/5/18	12,000	12,084
Bank of America NA	2.050%	12/7/18	25,625	25,990
Bank of America NA	6.000%	10/15/36	11,205	14,292
Bank of Montreal	1.300%	7/14/17	6,646	6,657
Bank of Montreal	1.400%	9/11/17	1,945	1,956
Bank of Montreal	1.450%	4/9/18	5,825	5,850
Bank of Montreal	1.400%	4/10/18	10,300	10,353
Bank of Montreal	2.375%	1/25/19	9,250	9,496
Bank of Montreal	2.550%	11/6/22	23,185	23,908
Bank of New York Mellon Corp.	1.300%	1/25/18	3,250	3,265
Bank of New York Mellon Corp.	2.100%	1/15/19	30,326	30,977
Bank of New York Mellon Corp.	2.200%	3/4/19	6,643	6,810
Bank of New York Mellon Corp.	2.200%	5/15/19	375	384
Bank of New York Mellon Corp.	5.450%	5/15/19	5,285	5,915
Bank of New York Mellon Corp.	2.300%	9/11/19	15,400	15,765
Bank of New York Mellon Corp.	4.600%	1/15/20	6,375	7,033
Bank of New York Mellon Corp.	2.150%	2/24/20	5,000	5,112
Bank of New York Mellon Corp.	2.600%	8/17/20	4,875	5,057
Bank of New York Mellon Corp.	2.450%	11/27/20	6,275	6,450
Bank of New York Mellon Corp.	2.500%	4/15/21	14,365	14,845
Bank of New York Mellon Corp.	2.050%	5/3/21	23,625	24,011
Bank of New York Mellon Corp.	3.550%	9/23/21	4,455	4,828
Bank of New York Mellon Corp.	3.650%	2/4/24	6,625	7,290
Bank of New York Mellon Corp.	3.250%	9/11/24	13,750	14,724
Bank of New York Mellon Corp.	3.000%	2/24/25	4,700	4,958
Bank of New York Mellon Corp.	2.800%	5/4/26	6,025	6,227
Bank of Nova Scotia	1.300%	7/21/17	6,275	6,290
Bank of Nova Scotia	1.375%	12/18/17	15,175	15,232
Bank of Nova Scotia	1.450%	4/25/18	2,750	2,760

28

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of Nova Scotia	1.700%	6/11/18	6,000	6,060
Bank of Nova Scotia	2.050%	10/30/18	16,785	17,055
Bank of Nova Scotia	1.950%	1/15/19	11,600	11,765
Bank of Nova Scotia	2.050%	6/5/19	10,515	10,693
Bank of Nova Scotia	1.650%	6/14/19	9,550	9,615
Bank of Nova Scotia	2.350%	10/21/20	21,500	21,939
Bank of Nova Scotia	4.375%	1/13/21	1,560	1,736
Bank of Nova Scotia	2.450%	3/22/21	10,250	10,539
Bank of Nova Scotia	2.800%	7/21/21	40,125	41,927
Bank of Nova Scotia	4.500%	12/16/25	31,750	33,461
Bank One Capital III	8.750%	9/1/30	1,100	1,607
Bank One Corp.	7.625%	10/15/26	2,055	2,734
Bank One Corp.	8.000%	4/29/27	2,500	3,362
Barclays Bank plc	2.500%	2/20/19	11,450	11,478
Barclays Bank plc	6.750%	5/22/19	6,850	7,734
Barclays Bank plc	5.125%	1/8/20	4,800	5,218
Barclays Bank plc	5.140%	10/14/20	1,435	1,522
Barclays plc	2.000%	3/16/18	4,350	4,333
Barclays plc	2.750%	11/8/19	13,623	13,526
Barclays plc	2.875%	6/8/20	4,550	4,509
Barclays plc	3.250%	1/12/21	20,795	20,706
Barclays plc	4.375%	9/11/24	14,400	13,909
Barclays plc	3.650%	3/16/25	32,000	30,762
Barclays plc	4.375%	1/12/26	24,090	24,314
Barclays plc	5.200%	5/12/26	9,250	9,439
Barclays plc	5.250%	8/17/45	8,015	8,423
BB&T Corp.	2.150%	3/22/17	6,475	6,524
BB&T Corp.	1.600%	8/15/17	4,940	4,972
BB&T Corp.	1.450%	1/12/18	5,010	5,030
BB&T Corp.	2.050%	6/19/18	11,805	11,998
BB&T Corp.	2.250%	2/1/19	3,950	4,046
BB&T Corp.	6.850%	4/30/19	3,754	4,311
BB&T Corp.	5.250%	11/1/19	10,240	11,337
BB&T Corp.	2.450%	1/15/20	14,620	15,077
BB&T Corp.	2.050%	5/10/21	14,800	14,980
Bear Stearns Cos. LLC	6.400%	10/2/17	19,700	20,933
Bear Stearns Cos. LLC	7.250%	2/1/18	36,088	39,318
Bear Stearns Cos. LLC	4.650%	7/2/18	2,235	2,366
BNP Paribas SA	2.375%	9/14/17	34,057	34,550
BNP Paribas SA	2.700%	8/20/18	4,175	4,277
BNP Paribas SA	2.400%	12/12/18	12,775	13,035
BNP Paribas SA	2.450%	3/17/19	2,575	2,629
BNP Paribas SA	2.375%	5/21/20	6,925	7,036
BNP Paribas SA	5.000%	1/15/21	37,855	42,513
BNP Paribas SA	3.250%	3/3/23	21,280	22,140
BNP Paribas SA	4.250%	10/15/24	2,400	2,448
BPCE SA	1.613%	7/25/17	8,000	7,985
BPCE SA	2.500%	12/10/18	14,225	14,514
BPCE SA	2.500%	7/15/19	10,600	10,832
BPCE SA	2.250%	1/27/20	4,600	4,677
BPCE SA	2.650%	2/3/21	7,355	7,549
BPCE SA	4.000%	4/15/24	19,575	21,442
Branch Banking & Trust Co.	1.350%	10/1/17	5,925	5,940
Branch Banking & Trust Co.	2.300%	10/15/18	8,200	8,404
Branch Banking & Trust Co.	1.450%	5/10/19	9,525	9,545
Branch Banking & Trust Co.	2.850%	4/1/21	450	473
Branch Banking & Trust Co.	3.625%	9/16/25	18,600	19,751
Branch Banking & Trust Co.	3.800%	10/30/26	2,518	2,774
Canadian Imperial Bank of Commerce	1.550%	1/23/18	175	176
Capital One Bank USA NA	2.150%	11/21/18	10,850	10,953
Capital One Bank USA NA	2.250%	2/13/19	10,950	11,104
Capital One Bank USA NA	2.300%	6/5/19	10,500	10,641
Capital One Bank USA NA	8.800%	7/15/19	5,975	7,003
Capital One Bank USA NA	3.375%	2/15/23	22,200	22,715

29

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Financial Corp.	6.150%	9/1/16	8,324	8,390
	Capital One Financial Corp.	6.750%	9/15/17	10,325	10,945
	Capital One Financial Corp.	2.450%	4/24/19	10,275	10,455
	Capital One Financial Corp.	4.750%	7/15/21	3,060	3,402
	Capital One Financial Corp.	3.500%	6/15/23	3,832	3,950
	Capital One Financial Corp.	3.750%	4/24/24	7,100	7,410
	Capital One Financial Corp.	4.200%	10/29/25	8,450	8,643
	Capital One NA	1.500%	9/5/17	4,075	4,075
	Capital One NA	1.650%	2/5/18	12,500	12,541
	Capital One NA	2.400%	9/5/19	7,275	7,394
	Capital One NA	2.950%	7/23/21	6,720	6,896
4,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	14,225	16,709
	Citigroup Inc.	1.550%	8/14/17	7,828	7,850
	Citigroup Inc.	6.000%	8/15/17	9,052	9,513
	Citigroup Inc.	6.125%	11/21/17	10,188	10,835
	Citigroup Inc.	1.850%	11/24/17	27,890	28,050
	Citigroup Inc.	1.800%	2/5/18	11,025	11,063
	Citigroup Inc.	1.700%	4/27/18	38,260	38,308
	Citigroup Inc.	1.750%	5/1/18	21,947	22,033
	Citigroup Inc.	6.125%	5/15/18	9,065	9,789
	Citigroup Inc.	2.150%	7/30/18	17,000	17,190
	Citigroup Inc.	2.500%	9/26/18	25,468	25,955
	Citigroup Inc.	2.050%	12/7/18	45,005	45,335
	Citigroup Inc.	2.550%	4/8/19	16,150	16,485
	Citigroup Inc.	2.050%	6/7/19	14,525	14,610
	Citigroup Inc.	2.500%	7/29/19	2,950	3,005
	Citigroup Inc.	2.400%	2/18/20	14,040	14,173
	Citigroup Inc.	5.375%	8/9/20	10,375	11,732
	Citigroup Inc.	2.650%	10/26/20	4,600	4,676
	Citigroup Inc.	2.700%	3/30/21	27,281	27,760
	Citigroup Inc.	4.500%	1/14/22	15,832	17,511
	Citigroup Inc.	4.050%	7/30/22	6,250	6,606
	Citigroup Inc.	3.375%	3/1/23	5,600	5,772
	Citigroup Inc.	3.500%	5/15/23	14,683	14,975
	Citigroup Inc.	3.875%	10/25/23	5,692	6,111
	Citigroup Inc.	3.750%	6/16/24	16,000	16,872
	Citigroup Inc.	4.000%	8/5/24	21,925	22,651
	Citigroup Inc.	3.875%	3/26/25	4,975	5,023
	Citigroup Inc.	3.300%	4/27/25	10,700	10,926
	Citigroup Inc.	4.400%	6/10/25	60,595	63,161
	Citigroup Inc.	5.500%	9/13/25	10,249	11,492
	Citigroup Inc.	4.600%	3/9/26	6,650	7,025
	Citigroup Inc.	4.300%	11/20/26	2,625	2,717
	Citigroup Inc.	4.450%	9/29/27	22,075	22,634
	Citigroup Inc.	6.625%	6/15/32	4,340	5,312
	Citigroup Inc.	6.000%	10/31/33	7,445	8,725
	Citigroup Inc.	6.125%	8/25/36	13,964	16,369
	Citigroup Inc.	8.125%	7/15/39	26,330	41,100
	Citigroup Inc.	5.875%	1/30/42	13,268	16,724
	Citigroup Inc.	6.675%	9/13/43	10,189	13,086
	Citigroup Inc.	4.950%	11/7/43	731	822
	Citigroup Inc.	5.300%	5/6/44	7,850	8,483
	Citigroup Inc.	4.650%	7/30/45	9,139	10,050
	Citizens Bank NA	1.600%	12/4/17	4,575	4,536
	Citizens Bank NA	2.300%	12/3/18	5,025	5,086
	Citizens Bank NA	2.500%	3/14/19	4,000	4,057
	Citizens Bank NA	2.450%	12/4/19	4,550	4,611
	Citizens Bank NA	2.550%	5/13/21	7,200	7,270
	Citizens Financial Group Inc.	4.300%	12/3/25	6,300	6,652
	Comerica Bank	5.200%	8/22/17	4,600	4,788
	Comerica Bank	4.000%	7/27/25	2,550	2,633
	Comerica Inc.	2.125%	5/23/19	2,260	2,290
	Commonwealth Bank of Australia	1.400%	9/8/17	10,475	10,520
	Commonwealth Bank of Australia	1.900%	9/18/17	4,450	4,493

30

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Commonwealth Bank of Australia	1.625%	3/12/18	30,910	31,131
	Commonwealth Bank of Australia	2.500%	9/20/18	2,925	2,994
	Commonwealth Bank of Australia	1.750%	11/2/18	9,050	9,113
	Commonwealth Bank of Australia	2.250%	3/13/19	5,875	6,004
	Commonwealth Bank of Australia	2.050%	3/15/19	8,400	8,509
	Commonwealth Bank of Australia	2.300%	9/6/19	17,200	17,477
	Commonwealth Bank of Australia	2.400%	11/2/20	12,850	13,109
	Commonwealth Bank of Australia	2.550%	3/15/21	8,005	8,266
7	Commonwealth Bank of Australia	4.500%	12/9/25	11,150	11,687
	Compass Bank	1.850%	9/29/17	2,675	2,666
	Compass Bank	6.400%	10/1/17	2,875	3,013
	Compass Bank	2.750%	9/29/19	3,110	3,077
	Cooperatieve Rabobank UA	1.700%	3/19/18	14,000	14,124
	Cooperatieve Rabobank UA	2.250%	1/14/19	21,924	22,355
	Cooperatieve Rabobank UA	4.500%	1/11/21	5,038	5,604
	Cooperatieve Rabobank UA	2.500%	1/19/21	51,475	52,760
	Cooperatieve Rabobank UA	3.875%	2/8/22	40,044	43,635
	Cooperatieve Rabobank UA	3.950%	11/9/22	37,642	38,894
	Cooperatieve Rabobank UA	4.625%	12/1/23	17,015	17,975
	Cooperatieve Rabobank UA	3.375%	5/21/25	15,950	16,685
	Cooperatieve Rabobank UA	4.375%	8/4/25	14,582	15,215
	Cooperatieve Rabobank UA	5.250%	5/24/41	8,130	10,093
	Cooperatieve Rabobank UA	5.750%	12/1/43	10,575	12,460
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,850	2,064
4	Cooperatieve Rabobank UA	8.400%	11/29/49	125	131
	Credit Suisse AG	6.000%	2/15/18	27,275	28,948
	Credit Suisse AG	1.700%	4/27/18	24,625	24,656
	Credit Suisse AG	2.300%	5/28/19	43,359	43,938
	Credit Suisse AG	5.300%	8/13/19	12,525	13,804
	Credit Suisse AG	5.400%	1/14/20	8,516	9,234
	Credit Suisse AG	3.000%	10/29/21	26,719	27,331
	Credit Suisse AG	3.625%	9/9/24	26,750	27,590
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	2,850	2,819
7	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	40,120	40,715
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	21,300	21,424
7	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	7,725	7,709
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	31,450	30,863
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	13,218	13,478
	Credit Suisse USA Inc.	7.125%	7/15/32	11,016	14,650
	Deutsche Bank AG	6.000%	9/1/17	17,955	18,751
	Deutsche Bank AG	1.875%	2/13/18	7,764	7,731
	Deutsche Bank AG	2.500%	2/13/19	17,175	17,216
	Deutsche Bank AG	2.850%	5/10/19	6,075	6,081
	Deutsche Bank AG	2.950%	8/20/20	7,100	7,099
	Deutsche Bank AG	3.125%	1/13/21	10,800	10,698
	Deutsche Bank AG	3.375%	5/12/21	7,475	7,512
	Deutsche Bank AG	3.700%	5/30/24	22,280	22,196
	Deutsche Bank AG	4.100%	1/13/26	9,560	9,534
	Discover Bank	2.000%	2/21/18	14,600	14,649
	Discover Bank	2.600%	11/13/18	5,250	5,333
	Discover Bank	3.100%	6/4/20	4,250	4,347
	Discover Bank	3.200%	8/9/21	4,440	4,554
	Discover Bank	4.200%	8/8/23	13,275	14,080
	Discover Bank	4.250%	3/13/26	2,150	2,248
	Discover Financial Services	6.450%	6/12/17	2,235	2,324
	Discover Financial Services	5.200%	4/27/22	1,867	2,051
	Discover Financial Services	3.850%	11/21/22	9,495	9,800
	Discover Financial Services	3.750%	3/4/25	5,525	5,551
	Fifth Third Bancorp	5.450%	1/15/17	10,415	10,648
	Fifth Third Bancorp	4.500%	6/1/18	1,555	1,636
	Fifth Third Bancorp	2.300%	3/1/19	4,395	4,479
	Fifth Third Bancorp	2.875%	7/27/20	75	78
	Fifth Third Bancorp	3.500%	3/15/22	2,136	2,260
	Fifth Third Bancorp	4.300%	1/16/24	9,045	9,659

31

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fifth Third Bancorp	8.250%	3/1/38	9,170	13,706
Fifth Third Bank	1.450%	2/28/18	500	503
Fifth Third Bank	2.150%	8/20/18	16,425	16,678
Fifth Third Bank	2.300%	3/15/19	3,250	3,318
Fifth Third Bank	2.375%	4/25/19	10,400	10,662
Fifth Third Bank	2.250%	6/14/21	13,250	13,457
Fifth Third Bank	2.875%	10/1/21	7,250	7,503
Fifth Third Bank	3.850%	3/15/26	4,550	4,770
First Horizon National Corp.	3.500%	12/15/20	3,500	3,529
First Niagara Financial Group Inc.	6.750%	3/19/20	1,875	2,134
First Republic Bank	2.375%	6/17/19	4,100	4,148
FirstMerit Bank NA	4.270%	11/25/26	5,750	5,918
FirstMerit Corp.	4.350%	2/4/23	2,750	2,882
Goldman Sachs Capital I	6.345%	2/15/34	12,575	14,779
Goldman Sachs Group Inc.	5.950%	1/18/18	34,798	37,164
Goldman Sachs Group Inc.	2.375%	1/22/18	45,520	46,140
Goldman Sachs Group Inc.	6.150%	4/1/18	40,908	44,082
Goldman Sachs Group Inc.	2.900%	7/19/18	23,750	24,371
Goldman Sachs Group Inc.	2.625%	1/31/19	28,785	29,425
Goldman Sachs Group Inc.	7.500%	2/15/19	23,662	27,041
Goldman Sachs Group Inc.	2.550%	10/23/19	26,300	26,883
Goldman Sachs Group Inc.	5.375%	3/15/20	38,960	43,342
Goldman Sachs Group Inc.	2.600%	4/23/20	21,274	21,639
Goldman Sachs Group Inc.	6.000%	6/15/20	33,854	38,594
Goldman Sachs Group Inc.	2.750%	9/15/20	18,750	19,133
Goldman Sachs Group Inc.	2.875%	2/25/21	15,500	15,872
Goldman Sachs Group Inc.	2.625%	4/25/21	21,000	21,293
Goldman Sachs Group Inc.	5.250%	7/27/21	11,489	12,949
Goldman Sachs Group Inc.	5.750%	1/24/22	56,268	65,259
Goldman Sachs Group Inc.	3.625%	1/22/23	27,450	28,804
Goldman Sachs Group Inc.	4.000%	3/3/24	29,879	31,962
Goldman Sachs Group Inc.	3.850%	7/8/24	11,629	12,332
Goldman Sachs Group Inc.	3.500%	1/23/25	26,400	27,137
Goldman Sachs Group Inc.	4.250%	10/21/25	9,850	10,167
Goldman Sachs Group Inc.	3.750%	2/25/26	30,750	32,260
Goldman Sachs Group Inc.	5.950%	1/15/27	18,831	21,706
Goldman Sachs Group Inc.	6.125%	2/15/33	26,444	33,057
Goldman Sachs Group Inc.	6.450%	5/1/36	32,690	38,547
Goldman Sachs Group Inc.	6.750%	10/1/37	40,211	49,636
Goldman Sachs Group Inc.	6.250%	2/1/41	26,152	33,828
Goldman Sachs Group Inc.	4.800%	7/8/44	14,324	15,825
Goldman Sachs Group Inc.	5.150%	5/22/45	28,203	29,096
Goldman Sachs Group Inc.	4.750%	10/21/45	10,071	11,103
HSBC Bank USA NA	6.000%	8/9/17	775	810
HSBC Bank USA NA	4.875%	8/24/20	26,300	28,451
HSBC Bank USA NA	5.875%	11/1/34	7,275	8,818
HSBC Bank USA NA	5.625%	8/15/35	3,782	4,348
HSBC Bank USA NA	7.000%	1/15/39	7,909	10,079
HSBC Holdings plc	3.400%	3/8/21	26,183	26,967
HSBC Holdings plc	5.100%	4/5/21	41,250	45,414
HSBC Holdings plc	2.950%	5/25/21	35,325	35,738
HSBC Holdings plc	4.875%	1/14/22	4,140	4,545
HSBC Holdings plc	4.000%	3/30/22	14,126	15,124
HSBC Holdings plc	3.600%	5/25/23	16,000	16,354
HSBC Holdings plc	4.250%	3/14/24	29,100	29,374
HSBC Holdings plc	4.250%	8/18/25	12,000	12,104
HSBC Holdings plc	4.300%	3/8/26	32,070	34,010
HSBC Holdings plc	3.900%	5/25/26	39,450	40,575
HSBC Holdings plc	7.625%	5/17/32	1,925	2,449
HSBC Holdings plc	7.350%	11/27/32	2,040	2,494
HSBC Holdings plc	6.500%	5/2/36	27,095	32,363
HSBC Holdings plc	6.500%	9/15/37	29,825	35,986
HSBC Holdings plc	6.800%	6/1/38	5,385	6,734
HSBC Holdings plc	6.100%	1/14/42	6,825	8,756

32

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Holdings plc	5.250%	3/14/44	10,575	11,150
HSBC USA Inc.	1.500%	11/13/17	2,750	2,744
HSBC USA Inc.	1.625%	1/16/18	22,275	22,217
HSBC USA Inc.	1.700%	3/5/18	2,500	2,502
HSBC USA Inc.	2.000%	8/7/18	11,000	11,020
HSBC USA Inc.	2.250%	6/23/19	6,550	6,587
HSBC USA Inc.	2.375%	11/13/19	21,650	21,846
HSBC USA Inc.	2.350%	3/5/20	15,650	15,646
HSBC USA Inc.	2.750%	8/7/20	4,875	4,936
HSBC USA Inc.	5.000%	9/27/20	8,200	8,810
HSBC USA Inc.	3.500%	6/23/24	7,350	7,569
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,900
Huntington Bancshares Inc.	3.150%	3/14/21	3,575	3,712
Huntington National Bank	1.350%	8/2/16	1,125	1,125
Huntington National Bank	1.375%	4/24/17	950	951
Huntington National Bank	2.000%	6/30/18	5,250	5,308
Huntington National Bank	2.200%	11/6/18	6,225	6,302
Huntington National Bank	2.400%	4/1/20	12,575	12,766
Huntington National Bank	2.875%	8/20/20	7,750	7,968
Intesa Sanpaolo SPA	3.875%	1/16/18	10,350	10,623
Intesa Sanpaolo SPA	3.875%	1/15/19	9,500	9,781
Intesa Sanpaolo SPA	5.250%	1/12/24	28,381	30,125
JPMorgan Chase & Co.	6.125%	6/27/17	7,131	7,456
JPMorgan Chase & Co.	2.000%	8/15/17	34,400	34,721
JPMorgan Chase & Co.	6.000%	1/15/18	24,384	26,082
JPMorgan Chase & Co.	1.800%	1/25/18	13,666	13,758
JPMorgan Chase & Co.	1.700%	3/1/18	21,200	21,321
JPMorgan Chase & Co.	1.625%	5/15/18	22,035	22,130
JPMorgan Chase & Co.	2.350%	1/28/19	8,050	8,241
JPMorgan Chase & Co.	1.850%	3/22/19	14,640	14,794
JPMorgan Chase & Co.	6.300%	4/23/19	26,995	30,353
JPMorgan Chase & Co.	2.200%	10/22/19	12,395	12,583
JPMorgan Chase & Co.	2.250%	1/23/20	47,107	47,709
JPMorgan Chase & Co.	2.750%	6/23/20	49,725	51,070
JPMorgan Chase & Co.	4.400%	7/22/20	4,985	5,432
JPMorgan Chase & Co.	4.250%	10/15/20	14,604	15,890
JPMorgan Chase & Co.	2.550%	10/29/20	25,525	26,032
JPMorgan Chase & Co.	2.550%	3/1/21	17,850	18,159
JPMorgan Chase & Co.	4.625%	5/10/21	1,794	1,993
JPMorgan Chase & Co.	2.400%	6/7/21	8,050	8,156
JPMorgan Chase & Co.	4.350%	8/15/21	26,109	28,719
JPMorgan Chase & Co.	4.500%	1/24/22	28,905	32,063
JPMorgan Chase & Co.	3.250%	9/23/22	19,085	19,942
JPMorgan Chase & Co.	3.200%	1/25/23	40,247	41,583
JPMorgan Chase & Co.	3.375%	5/1/23	24,590	25,025
JPMorgan Chase & Co.	2.700%	5/18/23	17,776	17,865
JPMorgan Chase & Co.	3.875%	2/1/24	19,110	20,658
JPMorgan Chase & Co.	3.625%	5/13/24	46,015	48,824
JPMorgan Chase & Co.	3.875%	9/10/24	34,483	35,755
JPMorgan Chase & Co.	3.125%	1/23/25	26,295	26,870
JPMorgan Chase & Co.	3.900%	7/15/25	25,880	27,847
JPMorgan Chase & Co.	3.300%	4/1/26	51,320	52,807
JPMorgan Chase & Co.	3.200%	6/15/26	13,575	13,883
JPMorgan Chase & Co.	4.125%	12/15/26	22,268	23,506
JPMorgan Chase & Co.	4.250%	10/1/27	907	955
JPMorgan Chase & Co.	6.400%	5/15/38	25,142	34,317
JPMorgan Chase & Co.	5.500%	10/15/40	27,749	34,812
JPMorgan Chase & Co.	5.600%	7/15/41	11,645	14,784
JPMorgan Chase & Co.	5.400%	1/6/42	7,874	9,767
JPMorgan Chase & Co.	5.625%	8/16/43	6,565	7,712
JPMorgan Chase & Co.	4.850%	2/1/44	1,575	1,886
JPMorgan Chase & Co.	4.950%	6/1/45	15,800	17,371
JPMorgan Chase Bank NA	6.000%	7/5/17	1,075	1,123
JPMorgan Chase Bank NA	6.000%	10/1/17	21,265	22,475

33

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	KeyBank NA	1.650%	2/1/18	19,965	20,064
	KeyBank NA	1.700%	6/1/18	5,000	5,023
	KeyBank NA	2.350%	3/8/19	8,650	8,836
	KeyBank NA	2.500%	12/15/19	3,000	3,076
	KeyBank NA	2.250%	3/16/20	1,250	1,268
	KeyBank NA	3.300%	6/1/25	6,125	6,451
	KeyBank NA	3.400%	5/20/26	12,750	12,926
	KeyBank NA	6.950%	2/1/28	1,290	1,684
	KeyCorp	5.100%	3/24/21	9,200	10,333
	Lloyds Bank plc	1.750%	3/16/18	4,750	4,737
	Lloyds Bank plc	1.750%	5/14/18	4,700	4,687
	Lloyds Bank plc	2.300%	11/27/18	9,350	9,401
	Lloyds Bank plc	2.050%	1/22/19	3,775	3,751
	Lloyds Bank plc	2.350%	9/5/19	9,925	9,993
	Lloyds Bank plc	2.400%	3/17/20	1,275	1,283
	Lloyds Bank plc	2.700%	8/17/20	7,200	7,343
	Lloyds Bank plc	6.375%	1/21/21	11,050	12,949
	Lloyds Bank plc	3.500%	5/14/25	13,675	14,058
	Lloyds Banking Group plc	4.500%	11/4/24	6,975	7,118
7	Lloyds Banking Group plc	4.582%	12/10/25	29,300	29,359
	Lloyds Banking Group plc	4.650%	3/24/26	22,450	22,650
7	Lloyds Banking Group plc	5.300%	12/1/45	2,400	2,477
	Manufacturers & Traders Trust Co.	1.400%	7/25/17	4,000	4,009
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,950	6,360
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	28,700	29,331
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	8,000	8,168
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,000	14,201
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,175	7,376
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	30,150	31,263
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	31,150	34,078
	Morgan Stanley	4.750%	3/22/17	24,458	25,064
	Morgan Stanley	5.550%	4/27/17	11,870	12,286
	Morgan Stanley	6.250%	8/28/17	13,610	14,350
	Morgan Stanley	5.950%	12/28/17	21,075	22,415
	Morgan Stanley	1.875%	1/5/18	18,221	18,327
	Morgan Stanley	6.625%	4/1/18	38,385	41,591
	Morgan Stanley	2.125%	4/25/18	31,495	31,766
	Morgan Stanley	2.200%	12/7/18	1,000	1,012
	Morgan Stanley	2.500%	1/24/19	31,822	32,428
	Morgan Stanley	2.450%	2/1/19	17,000	17,318
	Morgan Stanley	7.300%	5/13/19	38,289	43,952
	Morgan Stanley	2.375%	7/23/19	20,053	20,385
	Morgan Stanley	5.625%	9/23/19	34,125	37,828
	Morgan Stanley	5.500%	1/26/20	10,414	11,622
	Morgan Stanley	2.650%	1/27/20	21,755	22,114
	Morgan Stanley	2.800%	6/16/20	17,800	18,224
	Morgan Stanley	5.500%	7/24/20	1,245	1,407
	Morgan Stanley	5.750%	1/25/21	21,100	24,086
	Morgan Stanley	2.500%	4/21/21	4,620	4,658
	Morgan Stanley	5.500%	7/28/21	11,900	13,553
	Morgan Stanley	4.875%	11/1/22	20,795	22,753
	Morgan Stanley	3.750%	2/25/23	36,365	38,523
	Morgan Stanley	4.100%	5/22/23	20,730	21,555
	Morgan Stanley	3.875%	4/29/24	41,610	44,532
	Morgan Stanley	3.700%	10/23/24	45,004	47,082
	Morgan Stanley	4.000%	7/23/25	29,703	31,810
	Morgan Stanley	5.000%	11/24/25	23,390	25,616
	Morgan Stanley	3.875%	1/27/26	26,950	28,632
	Morgan Stanley	6.250%	8/9/26	11,326	14,224
	Morgan Stanley	4.350%	9/8/26	17,599	18,341
	Morgan Stanley	3.950%	4/23/27	31,301	31,560
	Morgan Stanley	7.250%	4/1/32	7,442	10,318
	Morgan Stanley	6.375%	7/24/42	18,367	24,791
	Morgan Stanley	4.300%	1/27/45	19,704	20,764

34

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MUFG Americas Holdings Corp.	1.625%	2/9/18	4,800	4,809
MUFG Americas Holdings Corp.	2.250%	2/10/20	10,500	10,614
MUFG Americas Holdings Corp.	3.500%	6/18/22	11,410	12,098
MUFG Americas Holdings Corp.	3.000%	2/10/25	7,000	7,125
MUFG Union Bank NA	1.500%	9/26/16	3,775	3,779
MUFG Union Bank NA	2.125%	6/16/17	2,695	2,720
MUFG Union Bank NA	2.625%	9/26/18	17,575	17,963
MUFG Union Bank NA	2.250%	5/6/19	4,925	5,002
National Australia Bank Ltd.	2.750%	3/9/17	4,095	4,145
National Australia Bank Ltd.	2.300%	7/25/18	11,200	11,403
National Australia Bank Ltd.	2.000%	1/14/19	4,650	4,718
National Australia Bank Ltd.	2.625%	1/14/21	10,095	10,467
National Australia Bank Ltd.	3.000%	1/20/23	5,050	5,281
National Australia Bank Ltd.	3.375%	1/14/26	7,500	7,958
National Bank of Canada	1.450%	11/7/17	8,250	8,277
National Bank of Canada	2.100%	12/14/18	1,000	1,014
National City Corp.	6.875%	5/15/19	1,640	1,855
Northern Trust Co.	6.500%	8/15/18	1,625	1,793
Northern Trust Corp.	3.450%	11/4/20	7,820	8,386
Northern Trust Corp.	3.375%	8/23/21	1,738	1,867
Northern Trust Corp.	2.375%	8/2/22	6,300	6,480
Northern Trust Corp.	3.950%	10/30/25	8,475	9,532
People's United Bank NA	4.000%	7/15/24	3,850	3,931
People's United Financial Inc.	3.650%	12/6/22	4,650	4,742
PNC Bank NA	4.875%	9/21/17	9,969	10,363
PNC Bank NA	1.500%	10/18/17	10,595	10,644
PNC Bank NA	6.000%	12/7/17	1,050	1,116
PNC Bank NA	1.500%	2/23/18	2,425	2,441
PNC Bank NA	1.600%	6/1/18	8,000	8,072
PNC Bank NA	1.850%	7/20/18	4,500	4,549
PNC Bank NA	1.800%	11/5/18	10,525	10,643
PNC Bank NA	1.950%	3/4/19	4,750	4,821
PNC Bank NA	2.250%	7/2/19	5,475	5,592
PNC Bank NA	2.400%	10/18/19	21,345	21,976
PNC Bank NA	2.300%	6/1/20	10,730	10,994
PNC Bank NA	2.600%	7/21/20	5,320	5,507
PNC Bank NA	2.450%	11/5/20	7,800	8,048
PNC Bank NA	2.150%	4/29/21	21,850	22,286
PNC Bank NA	2.700%	11/1/22	7,317	7,399
PNC Bank NA	2.950%	1/30/23	10,077	10,322
PNC Bank NA	3.800%	7/25/23	15,575	16,725
PNC Bank NA	3.300%	10/30/24	8,375	8,930
PNC Bank NA	2.950%	2/23/25	8,425	8,788
PNC Bank NA	3.250%	6/1/25	9,075	9,582
PNC Financial Services Group Inc.	2.854%	11/9/22	14,450	14,958
PNC Financial Services Group Inc.	3.900%	4/29/24	20,585	22,096
PNC Funding Corp.	6.700%	6/10/19	6,479	7,442
PNC Funding Corp.	5.125%	2/8/20	11,808	13,207
PNC Funding Corp.	4.375%	8/11/20	19,200	21,107
PNC Funding Corp.	3.300%	3/8/22	12,200	12,981
Regions Bank	7.500%	5/15/18	2,546	2,804
Regions Bank	6.450%	6/26/37	3,100	3,794
Regions Financial Corp.	2.000%	5/15/18	20,190	20,230
Regions Financial Corp.	3.200%	2/8/21	2,500	2,575
Regions Financial Corp.	7.375%	12/10/37	3,580	4,518
Royal Bank of Canada	1.250%	6/16/17	18,750	18,772
Royal Bank of Canada	1.400%	10/13/17	14,781	14,838
Royal Bank of Canada	1.500%	1/16/18	614	617
Royal Bank of Canada	2.200%	7/27/18	20,088	20,494
Royal Bank of Canada	1.800%	7/30/18	16,300	16,485
Royal Bank of Canada	2.000%	12/10/18	9,300	9,461
Royal Bank of Canada	1.625%	4/15/19	2,475	2,497
Royal Bank of Canada	2.350%	10/30/20	22,650	23,296
Royal Bank of Canada	2.500%	1/19/21	18,033	18,690

35

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Royal Bank of Canada	4.650%	1/27/26	9,570	10,316
Royal Bank of Scotland Group plc	4.800%	4/5/26	1,275	1,304
Santander Bank NA	8.750%	5/30/18	820	913
Santander Holdings USA Inc.	3.450%	8/27/18	9,072	9,252
Santander Holdings USA Inc.	2.700%	5/24/19	23,750	23,839
Santander Holdings USA Inc.	2.650%	4/17/20	4,750	4,706
Santander Holdings USA Inc.	4.500%	7/17/25	5,300	5,473
Santander Issuances SAU	5.179%	11/19/25	23,400	23,303
Santander UK Group Holdings plc	2.875%	10/16/20	14,450	14,399
Santander UK Group Holdings plc	3.125%	1/8/21	13,500	13,530
Santander UK plc	1.375%	3/13/17	9,333	9,310
Santander UK plc	1.650%	9/29/17	10,100	10,098
Santander UK plc	3.050%	8/23/18	8,275	8,469
Santander UK plc	2.000%	8/24/18	10,595	10,607
Santander UK plc	2.500%	3/14/19	21,750	21,974
Santander UK plc	2.350%	9/10/19	8,035	8,073
Santander UK plc	2.375%	3/16/20	3,525	3,528
Santander UK plc	4.000%	3/13/24	17,825	19,148
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	15,000	15,511
Societe Generale SA	2.750%	10/12/17	9,275	9,425
Societe Generale SA	2.625%	10/1/18	14,000	14,331
State Street Bank & Trust Co.	5.250%	10/15/18	275	296
State Street Corp.	4.956%	3/15/18	5,486	5,752
State Street Corp.	1.350%	5/15/18	9,175	9,226
State Street Corp.	4.375%	3/7/21	700	783
State Street Corp.	1.950%	5/19/21	7,175	7,263
State Street Corp.	3.100%	5/15/23	9,104	9,391
State Street Corp.	3.700%	11/20/23	6,076	6,691
State Street Corp.	3.300%	12/16/24	7,600	8,177
State Street Corp.	3.550%	8/18/25	21,237	22,999
State Street Corp.	2.650%	5/19/26	7,375	7,539
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	4,275	4,278
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	10,650	10,650
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	12,375	12,440
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	3,325	3,391
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	6,625	6,692
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	6,825	6,972
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	3,850	3,902
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	4,700	4,810
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,000	3,050
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,025	5,149
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	568
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,998	10,891
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	10,679
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	14,050	14,739
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,100	3,326
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	13,135	13,684
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	17,475	19,148
SunTrust Bank	7.250%	3/15/18	950	1,037
SunTrust Bank	2.750%	5/1/23	6,600	6,697
SunTrust Bank	3.300%	5/15/26	7,025	7,123
SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,633
SunTrust Banks Inc.	2.500%	5/1/19	4,040	4,127
SunTrust Banks Inc.	2.900%	3/3/21	4,500	4,652
SVB Financial Group	3.500%	1/29/25	3,775	3,835
Svenska Handelsbanken AB	1.625%	3/21/18	4,700	4,731
Svenska Handelsbanken AB	2.500%	1/25/19	9,775	10,068
Svenska Handelsbanken AB	2.250%	6/17/19	13,680	13,934
Svenska Handelsbanken AB	2.400%	10/1/20	4,600	4,719
Svenska Handelsbanken AB	2.450%	3/30/21	8,975	9,221
Synchrony Financial	1.875%	8/15/17	705	706
Synchrony Financial	2.600%	1/15/19	12,600	12,719
Synchrony Financial	3.000%	8/15/19	5,024	5,121
Synchrony Financial	2.700%	2/3/20	7,225	7,248

36

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Synchrony Financial	3.750%	8/15/21	6,263	6,488
Synchrony Financial	4.250%	8/15/24	29,691	30,751
Synchrony Financial	4.500%	7/23/25	14,750	15,299
Toronto-Dominion Bank	1.625%	3/13/18	34,500	34,811
Toronto-Dominion Bank	1.400%	4/30/18	27,452	27,588
Toronto-Dominion Bank	1.750%	7/23/18	6,000	6,062
Toronto-Dominion Bank	2.625%	9/10/18	30,276	31,152
Toronto-Dominion Bank	2.125%	7/2/19	3,300	3,410
Toronto-Dominion Bank	2.250%	11/5/19	27,447	28,209
Toronto-Dominion Bank	2.500%	12/14/20	8,900	9,210
Toronto-Dominion Bank	2.125%	4/7/21	17,000	17,303
UBS AG	1.375%	6/1/17	13,200	13,212
UBS AG	1.375%	8/14/17	10,000	10,005
UBS AG	5.875%	12/20/17	3,674	3,909
UBS AG	1.800%	3/26/18	28,475	28,722
UBS AG	5.750%	4/25/18	2,092	2,249
UBS AG	2.375%	8/14/19	9,573	9,796
UBS AG	2.350%	3/26/20	3,875	3,970
UBS AG	4.875%	8/4/20	2,510	2,821
US Bancorp	1.650%	5/15/17	4,300	4,321
US Bancorp	1.950%	11/15/18	6,225	6,346
US Bancorp	2.200%	4/25/19	15,805	16,211
US Bancorp	2.350%	1/29/21	9,000	9,277
US Bancorp	4.125%	5/24/21	7,185	7,996
US Bancorp	3.000%	3/15/22	2,240	2,384
US Bancorp	2.950%	7/15/22	16,199	16,810
US Bancorp	3.600%	9/11/24	2,175	2,343
US Bancorp	3.100%	4/27/26	6,000	6,245
US Bank NA	1.375%	9/11/17	6,775	6,810
US Bank NA	1.350%	1/26/18	12,600	12,676
US Bank NA	1.450%	1/29/18	12,700	12,787
US Bank NA	1.400%	4/26/19	7,880	7,920
US Bank NA	2.125%	10/28/19	14,500	14,832
US Bank NA	2.800%	1/27/25	16,400	17,027
Wachovia Bank NA	5.850%	2/1/37	16,351	20,717
Wachovia Corp.	5.750%	2/1/18	9,665	10,336
Wachovia Corp.	6.605%	10/1/25	3,175	3,986
Wachovia Corp.	5.500%	8/1/35	13,800	16,353
Wachovia Corp.	6.550%	10/15/35	7,625	9,679
Wells Fargo & Co.	2.625%	12/15/16	42,239	42,597
Wells Fargo & Co.	1.400%	9/8/17	26,775	26,872
Wells Fargo & Co.	5.625%	12/11/17	33,870	36,039
Wells Fargo & Co.	1.500%	1/16/18	3,562	3,582
Wells Fargo & Co.	2.150%	1/15/19	5,810	5,929
Wells Fargo & Co.	2.125%	4/22/19	1,000	1,022
Wells Fargo & Co.	2.150%	1/30/20	6,225	6,333
Wells Fargo & Co.	2.600%	7/22/20	33,075	34,003
Wells Fargo & Co.	2.550%	12/7/20	18,000	18,458
Wells Fargo & Co.	3.000%	1/22/21	13,070	13,684
Wells Fargo & Co.	2.500%	3/4/21	22,275	22,802
Wells Fargo & Co.	4.600%	4/1/21	20,769	23,201
Wells Fargo & Co.	3.500%	3/8/22	22,690	24,309
Wells Fargo & Co.	3.450%	2/13/23	16,648	17,189
Wells Fargo & Co.	4.125%	8/15/23	14,214	15,245
Wells Fargo & Co.	4.480%	1/16/24	10,987	11,986
Wells Fargo & Co.	3.300%	9/9/24	21,300	22,287
Wells Fargo & Co.	3.000%	2/19/25	18,965	19,407
Wells Fargo & Co.	3.550%	9/29/25	15,900	16,950
Wells Fargo & Co.	3.000%	4/22/26	39,950	40,612
Wells Fargo & Co.	4.100%	6/3/26	24,050	25,696
Wells Fargo & Co.	4.300%	7/22/27	21,678	23,348
Wells Fargo & Co.	5.375%	2/7/35	13,200	16,047
Wells Fargo & Co.	5.375%	11/2/43	17,166	20,014
Wells Fargo & Co.	5.606%	1/15/44	9,065	10,861

37

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	4.650%	11/4/44	9,890	10,399
	Wells Fargo & Co.	3.900%	5/1/45	16,250	17,021
	Wells Fargo & Co.	4.900%	11/17/45	27,760	30,410
	Wells Fargo & Co.	4.400%	6/14/46	13,500	13,674
	Wells Fargo Bank NA	6.000%	11/15/17	8,775	9,333
	Wells Fargo Bank NA	1.650%	1/22/18	9,250	9,328
	Wells Fargo Bank NA	1.750%	5/24/19	42,650	43,150
	Wells Fargo Bank NA	5.950%	8/26/36	10,653	13,588
	Wells Fargo Bank NA	6.600%	1/15/38	10,140	13,916
4	Wells Fargo Capital X	5.950%	12/1/86	3,907	4,151
	Westpac Banking Corp.	2.000%	8/14/17	5,920	5,979
	Westpac Banking Corp.	1.500%	12/1/17	11,500	11,565
	Westpac Banking Corp.	1.600%	1/12/18	11,200	11,270
	Westpac Banking Corp.	1.550%	5/25/18	500	503
	Westpac Banking Corp.	2.250%	7/30/18	17,025	17,363
	Westpac Banking Corp.	1.950%	11/23/18	9,800	9,927
	Westpac Banking Corp.	2.250%	1/17/19	11,980	12,159
	Westpac Banking Corp.	1.650%	5/13/19	10,200	10,264
	Westpac Banking Corp.	4.875%	11/19/19	16,450	18,208
	Westpac Banking Corp.	2.300%	5/26/20	12,750	13,016
	Westpac Banking Corp.	2.600%	11/23/20	21,415	22,131
	Westpac Banking Corp.	2.100%	5/13/21	39,550	39,983
	Westpac Banking Corp.	2.850%	5/13/26	23,275	23,666
	Brokerage (0.2%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	8,625	9,122
	Affiliated Managers Group Inc.	3.500%	8/1/25	10,650	10,613
	Ameriprise Financial Inc.	7.300%	6/28/19	2,227	2,584
	Ameriprise Financial Inc.	5.300%	3/15/20	3,942	4,438
	Ameriprise Financial Inc.	4.000%	10/15/23	9,075	9,871
	Ameriprise Financial Inc.	3.700%	10/15/24	6,740	7,203
	Apollo Investment Corp.	5.250%	3/3/25	3,700	3,714
7	Apollo Management Holdings LP	4.400%	5/27/26	150	156
	BGC Partners Inc.	5.375%	12/9/19	500	520
7	BGC Partners Inc.	5.125%	5/27/21	2,625	2,654
	BlackRock Inc.	6.250%	9/15/17	4,427	4,708
	BlackRock Inc.	5.000%	12/10/19	7,598	8,523
	BlackRock Inc.	4.250%	5/24/21	6,540	7,320
	BlackRock Inc.	3.375%	6/1/22	10,375	11,228
	BlackRock Inc.	3.500%	3/18/24	16,025	17,451
	Brookfield Asset Management Inc.	4.000%	1/15/25	6,725	6,839
	Brookfield Asset Management Inc.	7.375%	3/1/33	2,215	2,694
	Brookfield Finance Inc.	4.250%	6/2/26	2,300	2,353
	Charles Schwab Corp.	4.450%	7/22/20	10,525	11,666
	Charles Schwab Corp.	3.225%	9/1/22	4,005	4,239
	Charles Schwab Corp.	3.450%	2/13/26	6,425	6,855
	CME Group Inc.	3.000%	9/15/22	7,870	8,361
	CME Group Inc.	3.000%	3/15/25	5,675	5,907
	CME Group Inc.	5.300%	9/15/43	6,995	8,829
	E*TRADE Financial Corp.	5.375%	11/15/22	4,900	5,176
	Eaton Vance Corp.	3.625%	6/15/23	1,900	2,031
7	FMR LLC	7.490%	6/15/19	800	924
	Franklin Resources Inc.	1.375%	9/15/17	2,775	2,790
	Franklin Resources Inc.	4.625%	5/20/20	1,550	1,715
	Franklin Resources Inc.	2.800%	9/15/22	10,550	10,917
	Franklin Resources Inc.	2.850%	3/30/25	1,885	1,936
	Intercontinental Exchange Inc.	2.500%	10/15/18	4,795	4,907
	Intercontinental Exchange Inc.	2.750%	12/1/20	12,060	12,628
	Intercontinental Exchange Inc.	4.000%	10/15/23	16,071	17,392
	Intercontinental Exchange Inc.	3.750%	12/1/25	9,910	10,696
	Invesco Finance plc	3.125%	11/30/22	7,000	7,323
	Invesco Finance plc	4.000%	1/30/24	4,253	4,670
	Invesco Finance plc	3.750%	1/15/26	1,940	2,092
	Invesco Finance plc	5.375%	11/30/43	10,960	13,006

38

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,272
	Jefferies Group LLC	5.125%	4/13/18	5,870	6,140
	Jefferies Group LLC	8.500%	7/15/19	2,132	2,448
	Jefferies Group LLC	6.875%	4/15/21	12,400	14,081
	Jefferies Group LLC	5.125%	1/20/23	1,025	1,074
	Jefferies Group LLC	6.450%	6/8/27	2,475	2,751
	Jefferies Group LLC	6.250%	1/15/36	3,325	3,426
	Jefferies Group LLC	6.500%	1/20/43	5,525	5,488
	Lazard Group LLC	6.850%	6/15/17	1,245	1,304
	Lazard Group LLC	3.750%	2/13/25	125	124
	Legg Mason Inc.	2.700%	7/15/19	950	970
	Legg Mason Inc.	3.950%	7/15/24	1,775	1,801
	Legg Mason Inc.	4.750%	3/15/26	3,550	3,743
	Legg Mason Inc.	5.625%	1/15/44	7,270	7,437
	Leucadia National Corp.	5.500%	10/18/23	4,650	4,723
	Leucadia National Corp.	6.625%	10/23/43	2,765	2,413
	Nasdaq Inc.	5.550%	1/15/20	10,175	11,196
	Nasdaq Inc.	3.850%	6/30/26	1,550	1,575
	Nomura Holdings Inc.	2.750%	3/19/19	22,209	22,713
	Nomura Holdings Inc.	6.700%	3/4/20	7,880	9,144
	NYSE Euronext	2.000%	10/5/17	6,800	6,869
	Stifel Financial Corp.	4.250%	7/18/24	2,825	2,866
	TD Ameritrade Holding Corp.	5.600%	12/1/19	2,400	2,703
	TD Ameritrade Holding Corp.	2.950%	4/1/22	6,900	7,198
	TD Ameritrade Holding Corp.	3.625%	4/1/25	6,200	6,626
	Finance Companies (0.3%)
	AerCap Ireland Capital Ltd. / AerCap Global Aviation
	Trust	3.950%	2/1/22	7,575	7,537
	Air Lease Corp.	2.125%	1/15/18	4,500	4,466
	Air Lease Corp.	2.625%	9/4/18	625	625
	Air Lease Corp.	3.375%	1/15/19	26,435	26,898
	Air Lease Corp.	4.750%	3/1/20	11,700	12,431
	Air Lease Corp.	3.875%	4/1/21	4,245	4,383
	Air Lease Corp.	3.750%	2/1/22	3,925	4,004
	Ares Capital Corp.	4.875%	11/30/18	9,500	9,936
	Ares Capital Corp.	3.875%	1/15/20	1,800	1,864
	FS Investment Corp.	4.000%	7/15/19	3,775	3,802
	FS Investment Corp.	4.250%	1/15/20	2,150	2,199
	FS Investment Corp.	4.750%	5/15/22	2,250	2,286
	GATX Corp.	2.375%	7/30/18	7,060	7,090
	GATX Corp.	2.500%	3/15/19	1,000	1,006
	GATX Corp.	2.500%	7/30/19	2,250	2,273
	GATX Corp.	4.850%	6/1/21	125	135
	GATX Corp.	4.750%	6/15/22	4,900	5,248
	GATX Corp.	3.250%	3/30/25	3,500	3,408
	GATX Corp.	5.200%	3/15/44	1,025	1,040
	GATX Corp.	4.500%	3/30/45	2,322	2,128
7	GE Capital International Funding Co.	2.342%	11/15/20	104,526	108,018
7	GE Capital International Funding Co.	3.373%	11/15/25	28,949	31,589
7	GE Capital International Funding Co.	4.418%	11/15/35	120,102	134,555
	HSBC Finance Corp.	6.676%	1/15/21	45,704	51,189
7	International Lease Finance Corp.	7.125%	9/1/18	11,440	12,555
	Prospect Capital Corp.	5.000%	7/15/19	3,650	3,604
	Prospect Capital Corp.	5.875%	3/15/23	1,860	1,804
	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	1,689	2,457
	AEGON Funding Co. LLC	5.750%	12/15/20	12,100	13,938
	Aetna Inc.	1.500%	11/15/17	9,397	9,438
	Aetna Inc.	1.700%	6/7/18	16,000	16,115
	Aetna Inc.	2.200%	3/15/19	3,580	3,647
	Aetna Inc.	1.900%	6/7/19	17,240	17,459
	Aetna Inc.	4.125%	6/1/21	375	408
	Aetna Inc.	2.400%	6/15/21	6,700	6,839

39

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Aetna Inc.	2.750%	11/15/22	9,300	9,493
	Aetna Inc.	2.800%	6/15/23	475	485
	Aetna Inc.	3.500%	11/15/24	9,551	10,115
	Aetna Inc.	3.200%	6/15/26	8,020	8,230
	Aetna Inc.	4.250%	6/15/36	12,640	13,066
	Aetna Inc.	6.625%	6/15/36	8,886	11,874
	Aetna Inc.	6.750%	12/15/37	3,205	4,351
	Aetna Inc.	4.500%	5/15/42	4,653	4,930
	Aetna Inc.	4.125%	11/15/42	1,842	1,863
	Aetna Inc.	4.750%	3/15/44	3,600	3,983
	Aetna Inc.	4.375%	6/15/46	26,671	27,727
	Aflac Inc.	2.400%	3/16/20	12,856	13,248
	Aflac Inc.	4.000%	2/15/22	1,150	1,270
	Aflac Inc.	3.625%	6/15/23	4,200	4,509
	Aflac Inc.	6.900%	12/17/39	5,225	7,363
	Aflac Inc.	6.450%	8/15/40	4,958	6,636
	Alleghany Corp.	5.625%	9/15/20	3,450	3,862
	Alleghany Corp.	4.950%	6/27/22	4,100	4,564
	Alleghany Corp.	4.900%	9/15/44	7,864	8,180
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	28,076	28,699
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	1,850	2,064
	Allstate Corp.	7.450%	5/16/19	500	579
	Allstate Corp.	3.150%	6/15/23	9,640	10,185
	Allstate Corp.	5.350%	6/1/33	1,654	2,029
	Allstate Corp.	5.550%	5/9/35	2,906	3,675
	Allstate Corp.	5.950%	4/1/36	28	37
	Allstate Corp.	4.500%	6/15/43	6,237	7,256
4	Allstate Corp.	5.750%	8/15/53	3,400	3,477
4	Allstate Corp.	6.125%	5/15/67	1,456	1,281
4	Allstate Corp.	6.500%	5/15/67	4,300	4,665
	Alterra Finance LLC	6.250%	9/30/20	2,235	2,546
	American Financial Group Inc.	9.875%	6/15/19	8,054	9,727
	American International Group Inc.	5.850%	1/16/18	16,881	18,018
	American International Group Inc.	2.300%	7/16/19	12,091	12,299
	American International Group Inc.	3.375%	8/15/20	15,175	15,935
	American International Group Inc.	6.400%	12/15/20	22,513	26,445
	American International Group Inc.	4.875%	6/1/22	13,023	14,509
	American International Group Inc.	4.125%	2/15/24	13,215	13,957
	American International Group Inc.	3.900%	4/1/26	3,570	3,685
	American International Group Inc.	3.875%	1/15/35	9,735	9,207
	American International Group Inc.	4.700%	7/10/35	4,445	4,614
	American International Group Inc.	6.250%	5/1/36	9,120	10,860
	American International Group Inc.	4.500%	7/16/44	20,333	19,787
	American International Group Inc.	4.800%	7/10/45	7,700	7,842
	American International Group Inc.	4.375%	1/15/55	4,643	4,304
4	American International Group Inc.	8.175%	5/15/68	5,875	7,358
	Anthem Inc.	1.875%	1/15/18	9,558	9,612
	Anthem Inc.	7.000%	2/15/19	875	989
	Anthem Inc.	2.250%	8/15/19	5,595	5,648
	Anthem Inc.	4.350%	8/15/20	6,475	7,044
	Anthem Inc.	3.700%	8/15/21	6,125	6,543
	Anthem Inc.	3.125%	5/15/22	7,340	7,590
	Anthem Inc.	3.300%	1/15/23	8,695	8,987
	Anthem Inc.	3.500%	8/15/24	5,759	5,967
	Anthem Inc.	5.950%	12/15/34	7,525	8,890
	Anthem Inc.	5.850%	1/15/36	6,835	8,182
	Anthem Inc.	6.375%	6/15/37	6,403	8,119
	Anthem Inc.	4.625%	5/15/42	13,092	13,746
	Anthem Inc.	4.650%	1/15/43	12,198	12,904
	Anthem Inc.	5.100%	1/15/44	4,925	5,538
	Anthem Inc.	4.650%	8/15/44	1,150	1,230
	Anthem Inc.	4.850%	8/15/54	3,550	3,740
	Aon Corp.	5.000%	9/30/20	6,235	6,978
	Aon Corp.	8.205%	1/1/27	1,419	1,822

40

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Aon Corp.	6.250%	9/30/40	3,600	4,584
Aon plc	2.800%	3/15/21	13,425	13,823
Aon plc	3.500%	6/14/24	6,250	6,454
Aon plc	3.875%	12/15/25	725	765
Aon plc	4.450%	5/24/43	2,025	2,044
Aon plc	4.600%	6/14/44	6,900	7,032
Aon plc	4.750%	5/15/45	2,702	2,912
Arch Capital Group Ltd.	7.350%	5/1/34	4,510	6,101
Arch Capital Group US Inc.	5.144%	11/1/43	625	679
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	5,325	5,949
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,065	11,756
Assurant Inc.	4.000%	3/15/23	7,925	8,162
Assurant Inc.	6.750%	2/15/34	6,000	7,459
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	600	652
AXA SA	8.600%	12/15/30	15,156	20,653
Axis Specialty Finance LLC	5.875%	6/1/20	11,775	13,180
AXIS Specialty Finance plc	2.650%	4/1/19	1,000	1,014
AXIS Specialty Finance plc	5.150%	4/1/45	1,375	1,487
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	10,950	11,055
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	12,350	12,443
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	4,985	5,395
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	5,909	6,053
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	8,750	8,888
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	4,800	5,098
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	3,000	3,342
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	13,540	14,427
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	7,830	10,363
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,450	4,987
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	4,775	5,301
Berkshire Hathaway Inc.	1.550%	2/9/18	1,699	1,717
Berkshire Hathaway Inc.	2.100%	8/14/19	10,525	10,851
Berkshire Hathaway Inc.	2.200%	3/15/21	5,716	5,895
Berkshire Hathaway Inc.	3.750%	8/15/21	3,070	3,393
Berkshire Hathaway Inc.	3.400%	1/31/22	500	540
Berkshire Hathaway Inc.	3.000%	2/11/23	3,806	4,022
Berkshire Hathaway Inc.	2.750%	3/15/23	21,805	22,526
Berkshire Hathaway Inc.	3.125%	3/15/26	41,300	43,309
Berkshire Hathaway Inc.	4.500%	2/11/43	9,365	10,587
Brown & Brown Inc.	4.200%	9/15/24	8,215	8,337
Chubb Corp.	5.750%	5/15/18	6,135	6,652
Chubb Corp.	6.000%	5/11/37	5,450	7,392
Chubb Corp.	6.500%	5/15/38	2,140	3,076
Chubb INA Holdings Inc.	5.800%	3/15/18	1,956	2,099
Chubb INA Holdings Inc.	5.900%	6/15/19	2,755	3,098
Chubb INA Holdings Inc.	2.300%	11/3/20	6,500	6,682
Chubb INA Holdings Inc.	2.875%	11/3/22	18,875	19,741
Chubb INA Holdings Inc.	2.700%	3/13/23	8,648	8,875
Chubb INA Holdings Inc.	3.350%	5/15/24	4,999	5,324
Chubb INA Holdings Inc.	3.150%	3/15/25	7,090	7,400
Chubb INA Holdings Inc.	3.350%	5/3/26	13,625	14,512
Chubb INA Holdings Inc.	6.700%	5/15/36	740	1,063
Chubb INA Holdings Inc.	4.150%	3/13/43	4,308	4,797
Chubb INA Holdings Inc.	4.350%	11/3/45	14,050	16,108
Cigna Corp.	5.125%	6/15/20	8,339	9,246
Cigna Corp.	4.375%	12/15/20	8,571	9,334
Cigna Corp.	4.500%	3/15/21	1,300	1,424
Cigna Corp.	4.000%	2/15/22	5,265	5,685
Cigna Corp.	3.250%	4/15/25	8,875	9,076
Cigna Corp.	7.875%	5/15/27	1,325	1,831
Cigna Corp.	6.150%	11/15/36	4,443	5,514
Cigna Corp.	5.875%	3/15/41	2,800	3,431
Cigna Corp.	5.375%	2/15/42	796	937
Cincinnati Financial Corp.	6.920%	5/15/28	3,575	4,710
Cincinnati Financial Corp.	6.125%	11/1/34	2,045	2,499

41

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CNA Financial Corp.	7.350%	11/15/19	9,475	10,912
CNA Financial Corp.	5.875%	8/15/20	5,870	6,627
CNA Financial Corp.	5.750%	8/15/21	4,118	4,746
CNA Financial Corp.	3.950%	5/15/24	100	106
CNA Financial Corp.	4.500%	3/1/26	3,850	4,119
Coventry Health Care Inc.	5.450%	6/15/21	10,245	11,707
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	7,275	8,796
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,500	4,615
Fidelity National Financial Inc.	5.500%	9/1/22	500	553
First American Financial Corp.	4.300%	2/1/23	2,675	2,737
First American Financial Corp.	4.600%	11/15/24	4,950	5,193
Hanover Insurance Group Inc.	4.500%	4/15/26	4,400	4,546
Hartford Financial Services Group Inc.	6.300%	3/15/18	8,020	8,581
Hartford Financial Services Group Inc.	6.000%	1/15/19	3,309	3,628
Hartford Financial Services Group Inc.	5.125%	4/15/22	1,705	1,937
Hartford Financial Services Group Inc.	5.950%	10/15/36	3,595	4,407
Hartford Financial Services Group Inc.	6.625%	3/30/40	2,100	2,713
Hartford Financial Services Group Inc.	6.100%	10/1/41	3,156	3,895
Hartford Financial Services Group Inc.	4.300%	4/15/43	6,615	6,612
Horace Mann Educators Corp.	4.500%	12/1/25	1,300	1,367
Humana Inc.	7.200%	6/15/18	5,815	6,426
Humana Inc.	6.300%	8/1/18	705	771
Humana Inc.	2.625%	10/1/19	2,100	2,155
Humana Inc.	3.150%	12/1/22	6,325	6,500
Humana Inc.	3.850%	10/1/24	8,475	9,019
Humana Inc.	8.150%	6/15/38	5,518	8,006
Humana Inc.	4.625%	12/1/42	4,278	4,460
Humana Inc.	4.950%	10/1/44	1,607	1,762
Infinity Property & Casualty Corp.	5.000%	9/19/22	9,075	9,653
Kemper Corp.	4.350%	2/15/25	11,000	11,395
Lincoln National Corp.	8.750%	7/1/19	743	881
Lincoln National Corp.	6.250%	2/15/20	1,268	1,432
Lincoln National Corp.	4.850%	6/24/21	2,900	3,210
Lincoln National Corp.	4.200%	3/15/22	2,850	3,051
Lincoln National Corp.	4.000%	9/1/23	3,455	3,593
Lincoln National Corp.	3.350%	3/9/25	2,547	2,531
Lincoln National Corp.	6.150%	4/7/36	7,625	8,969
Lincoln National Corp.	6.300%	10/9/37	2,068	2,441
Lincoln National Corp.	7.000%	6/15/40	2,955	3,788
Loews Corp.	2.625%	5/15/23	12,175	12,259
Loews Corp.	6.000%	2/1/35	468	577
Loews Corp.	4.125%	5/15/43	15,402	15,583
Manulife Financial Corp.	4.900%	9/17/20	14,484	16,048
Manulife Financial Corp.	4.150%	3/4/26	2,870	3,081
Manulife Financial Corp.	5.375%	3/4/46	5,550	6,546
Markel Corp.	4.900%	7/1/22	700	778
Markel Corp.	3.625%	3/30/23	625	647
Markel Corp.	5.000%	3/30/43	3,400	3,639
Markel Corp.	5.000%	4/5/46	6,878	7,260
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	475	479
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	3,225	3,284
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,225	1,249
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	6,700	6,831
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,945	2,162
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	4,568	4,937
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	13,850	14,339
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	6,160	6,391
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,650	3,849
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,909	3,578
MetLife Inc.	1.756%	12/15/17	8,984	9,064
MetLife Inc.	1.903%	12/15/17	9,540	9,640
MetLife Inc.	6.817%	8/15/18	3,915	4,364
MetLife Inc.	7.717%	2/15/19	4,896	5,656
MetLife Inc.	4.750%	2/8/21	15,215	17,065

42

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	MetLife Inc.	3.048%	12/15/22	7,250	7,448
	MetLife Inc.	4.368%	9/15/23	5,435	6,020
	MetLife Inc.	3.600%	4/10/24	14,195	14,967
	MetLife Inc.	3.000%	3/1/25	13,675	13,805
	MetLife Inc.	3.600%	11/13/25	11,975	12,582
	MetLife Inc.	6.500%	12/15/32	1,550	2,013
	MetLife Inc.	6.375%	6/15/34	2,025	2,620
	MetLife Inc.	5.700%	6/15/35	10,890	13,246
	MetLife Inc.	5.875%	2/6/41	14,415	17,959
	MetLife Inc.	4.125%	8/13/42	9,555	9,513
	MetLife Inc.	4.875%	11/13/43	7,650	8,415
	MetLife Inc.	4.721%	12/15/44	9,575	10,313
	MetLife Inc.	4.050%	3/1/45	8,600	8,438
	MetLife Inc.	4.600%	5/13/46	5,900	6,307
4	MetLife Inc.	6.400%	12/15/66	19,972	21,220
4	MetLife Inc.	10.750%	8/1/69	685	1,065
	Montpelier Re Holdings Ltd.	4.700%	10/15/22	600	626
	Munich Re America Corp.	7.450%	12/15/26	2,350	3,123
4	Nationwide Financial Services Inc.	6.750%	5/15/87	500	515
	Navigators Group Inc.	5.750%	10/15/23	2,000	2,180
	Old Republic International Corp.	4.875%	10/1/24	7,815	8,355
	OneBeacon US Holdings Inc.	4.600%	11/9/22	7,225	7,373
	PartnerRe Finance B LLC	5.500%	6/1/20	14,734	16,434
	Primerica Inc.	4.750%	7/15/22	200	220
	Principal Financial Group Inc.	1.850%	11/15/17	1,300	1,305
	Principal Financial Group Inc.	8.875%	5/15/19	8,163	9,638
	Principal Financial Group Inc.	3.300%	9/15/22	2,675	2,796
	Principal Financial Group Inc.	3.125%	5/15/23	3,645	3,690
	Principal Financial Group Inc.	6.050%	10/15/36	4,475	5,595
	Principal Financial Group Inc.	4.625%	9/15/42	2,680	2,841
	Principal Financial Group Inc.	4.350%	5/15/43	968	983
4	Principal Financial Group Inc.	4.700%	5/15/55	3,250	3,170
	ProAssurance Corp.	5.300%	11/15/23	1,415	1,529
	Progressive Corp.	3.750%	8/23/21	10,088	11,081
	Progressive Corp.	6.625%	3/1/29	4,600	6,095
	Progressive Corp.	6.250%	12/1/32	75	101
	Progressive Corp.	4.350%	4/25/44	2,985	3,415
	Protective Life Corp.	7.375%	10/15/19	4,855	5,614
	Protective Life Corp.	8.450%	10/15/39	3,285	4,602
	Prudential Financial Inc.	6.000%	12/1/17	808	865
	Prudential Financial Inc.	2.300%	8/15/18	165	168
	Prudential Financial Inc.	7.375%	6/15/19	1,090	1,265
	Prudential Financial Inc.	2.350%	8/15/19	11,150	11,360
	Prudential Financial Inc.	5.375%	6/21/20	6,605	7,450
	Prudential Financial Inc.	4.500%	11/15/20	10,675	11,776
	Prudential Financial Inc.	4.500%	11/16/21	4,220	4,739
	Prudential Financial Inc.	3.500%	5/15/24	3,440	3,575
	Prudential Financial Inc.	5.750%	7/15/33	570	673
	Prudential Financial Inc.	5.400%	6/13/35	9,160	10,389
	Prudential Financial Inc.	5.900%	3/17/36	11,787	14,130
	Prudential Financial Inc.	5.700%	12/14/36	12,043	14,315
	Prudential Financial Inc.	6.625%	12/1/37	10,538	13,606
	Prudential Financial Inc.	6.625%	6/21/40	5,575	7,230
	Prudential Financial Inc.	6.200%	11/15/40	3,225	3,975
4	Prudential Financial Inc.	5.875%	9/15/42	5,200	5,590
4	Prudential Financial Inc.	5.625%	6/15/43	9,850	10,219
	Prudential Financial Inc.	5.100%	8/15/43	3,150	3,501
4	Prudential Financial Inc.	5.200%	3/15/44	5,490	5,353
	Prudential Financial Inc.	4.600%	5/15/44	3,025	3,221
4	Prudential Financial Inc.	5.375%	5/15/45	5,070	5,114
4	Prudential Financial Inc.	8.875%	6/15/68	705	776
	Reinsurance Group of America Inc.	5.000%	6/1/21	1,175	1,300
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,575	3,877
	Reinsurance Group of America Inc.	3.950%	9/15/26	4,100	4,213

43

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	StanCorp Financial Group Inc.	5.000%	8/15/22	2,775	3,051
4	StanCorp Financial Group Inc.	6.900%	6/1/67	15	11
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,309	1,702
	Torchmark Corp.	3.800%	9/15/22	90	93
	Transatlantic Holdings Inc.	8.000%	11/30/39	10,088	13,932
	Travelers Cos. Inc.	5.750%	12/15/17	3,740	3,986
	Travelers Cos. Inc.	5.800%	5/15/18	160	174
	Travelers Cos. Inc.	5.900%	6/2/19	11,225	12,660
	Travelers Cos. Inc.	3.900%	11/1/20	2,965	3,253
	Travelers Cos. Inc.	6.750%	6/20/36	10	14
	Travelers Cos. Inc.	6.250%	6/15/37	4,667	6,473
	Travelers Cos. Inc.	5.350%	11/1/40	1,990	2,561
	Travelers Cos. Inc.	4.600%	8/1/43	14,785	17,607
	Travelers Cos. Inc.	4.300%	8/25/45	300	340
	Travelers Cos. Inc.	3.750%	5/15/46	5,100	5,332
	Travelers Property Casualty Corp.	6.375%	3/15/33	460	624
	Trinity Acquisition plc	4.625%	8/15/23	1,075	1,157
	Trinity Acquisition plc	6.125%	8/15/43	4,525	5,052
	UnitedHealth Group Inc.	1.450%	7/17/17	10,100	10,149
	UnitedHealth Group Inc.	1.400%	10/15/17	20	20
	UnitedHealth Group Inc.	1.400%	12/15/17	7,550	7,599
	UnitedHealth Group Inc.	6.000%	2/15/18	10,645	11,478
	UnitedHealth Group Inc.	1.900%	7/16/18	10,000	10,154
	UnitedHealth Group Inc.	1.625%	3/15/19	5,035	5,082
	UnitedHealth Group Inc.	2.300%	12/15/19	12,050	12,440
	UnitedHealth Group Inc.	2.700%	7/15/20	12,835	13,365
	UnitedHealth Group Inc.	3.875%	10/15/20	205	224
	UnitedHealth Group Inc.	4.700%	2/15/21	4,775	5,383
	UnitedHealth Group Inc.	2.125%	3/15/21	5,125	5,217
	UnitedHealth Group Inc.	3.375%	11/15/21	4,545	4,895
	UnitedHealth Group Inc.	2.875%	12/15/21	7,925	8,345
	UnitedHealth Group Inc.	2.875%	3/15/22	2,485	2,594
	UnitedHealth Group Inc.	3.350%	7/15/22	18,475	19,769
	UnitedHealth Group Inc.	2.750%	2/15/23	10,030	10,302
	UnitedHealth Group Inc.	2.875%	3/15/23	1,896	1,967
	UnitedHealth Group Inc.	3.750%	7/15/25	33,000	36,217
	UnitedHealth Group Inc.	3.100%	3/15/26	7,850	8,229
	UnitedHealth Group Inc.	4.625%	7/15/35	11,026	12,801
	UnitedHealth Group Inc.	5.800%	3/15/36	2,243	2,941
	UnitedHealth Group Inc.	6.500%	6/15/37	1,625	2,268
	UnitedHealth Group Inc.	6.625%	11/15/37	9,025	12,843
	UnitedHealth Group Inc.	6.875%	2/15/38	17,083	24,898
	UnitedHealth Group Inc.	5.700%	10/15/40	20	26
	UnitedHealth Group Inc.	5.950%	2/15/41	2,705	3,602
	UnitedHealth Group Inc.	4.625%	11/15/41	6,905	7,885
	UnitedHealth Group Inc.	4.375%	3/15/42	270	300
	UnitedHealth Group Inc.	3.950%	10/15/42	11,581	12,119
	UnitedHealth Group Inc.	4.250%	3/15/43	5,825	6,342
	UnitedHealth Group Inc.	4.750%	7/15/45	17,549	21,155
	Unum Group	5.625%	9/15/20	2,200	2,466
	Unum Group	3.000%	5/15/21	3,000	3,074
	Unum Group	4.000%	3/15/24	2,190	2,262
	Unum Group	3.875%	11/5/25	175	178
	Unum Group	5.750%	8/15/42	2,075	2,306
	Validus Holdings Ltd.	8.875%	1/26/40	3,850	5,367
	Voya Financial Inc.	2.900%	2/15/18	6,404	6,527
	Voya Financial Inc.	3.650%	6/15/26	2,850	2,865
	Voya Financial Inc.	5.700%	7/15/43	9,425	10,620
	Voya Financial Inc.	4.800%	6/15/46	4,750	4,755
	Willis Towers Watson plc	5.750%	3/15/21	9,351	10,480
	WR Berkley Corp.	5.375%	9/15/20	595	659
	WR Berkley Corp.	4.625%	3/15/22	2,550	2,778
	WR Berkley Corp.	4.750%	8/1/44	3,313	3,454
	XLIT Ltd.	2.300%	12/15/18	3,050	3,084

44

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
XLIT Ltd.	5.750%	10/1/21	7,755	8,914
XLIT Ltd.	4.450%	3/31/25	2,700	2,740
XLIT Ltd.	6.250%	5/15/27	2,500	3,022
XLIT Ltd.	5.250%	12/15/43	7,925	8,646
XLIT Ltd.	5.500%	3/31/45	6,600	6,582
Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	825	861

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	4,225	4,266
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	6,225	6,731
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	450	467
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	400	424
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,300	6,528
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,350	3,514
American Campus Communities Operating Partnership
LP	3.350%	10/1/20	3,000	3,115
American Campus Communities Operating Partnership
LP	3.750%	4/15/23	1,040	1,075
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	3,200	3,390
AvalonBay Communities Inc.	2.850%	3/15/23	5,944	6,077
AvalonBay Communities Inc.	4.200%	12/15/23	1,555	1,712
AvalonBay Communities Inc.	3.500%	11/15/24	3,300	3,485
AvalonBay Communities Inc.	3.450%	6/1/25	11,180	11,781
AvalonBay Communities Inc.	3.500%	11/15/25	600	636
AvalonBay Communities Inc.	2.950%	5/11/26	7,835	7,925
Boston Properties LP	3.700%	11/15/18	3,000	3,141
Boston Properties LP	5.875%	10/15/19	2,095	2,372
Boston Properties LP	5.625%	11/15/20	9,225	10,571
Boston Properties LP	4.125%	5/15/21	3,665	3,998
Boston Properties LP	3.850%	2/1/23	11,123	11,968
Boston Properties LP	3.125%	9/1/23	4,540	4,678
Boston Properties LP	3.800%	2/1/24	6,025	6,474
Boston Properties LP	3.650%	2/1/26	5,925	6,317
Brandywine Operating Partnership LP	5.700%	5/1/17	7,070	7,302
Brandywine Operating Partnership LP	4.950%	4/15/18	3,325	3,483
Brandywine Operating Partnership LP	4.100%	10/1/24	5,140	5,286
Brandywine Operating Partnership LP	4.550%	10/1/29	6,125	6,382
Brixmor Operating Partnership LP	3.875%	8/15/22	5,950	6,110
Brixmor Operating Partnership LP	3.850%	2/1/25	14,135	14,160
Brixmor Operating Partnership LP	4.125%	6/15/26	4,485	4,603
Camden Property Trust	2.950%	12/15/22	4,850	4,918
Camden Property Trust	4.875%	6/15/23	1,470	1,656
Camden Property Trust	4.250%	1/15/24	2,350	2,547
CBL & Associates LP	5.250%	12/1/23	5,300	5,030
CBL & Associates LP	4.600%	10/15/24	4,325	3,957
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,000	3,069
Corporate Office Properties LP	3.700%	6/15/21	2,450	2,472
Corporate Office Properties LP	3.600%	5/15/23	7,431	7,217
CubeSmart LP	4.375%	12/15/23	9,425	10,228
CubeSmart LP	4.000%	11/15/25	2,265	2,400
DCT Industrial Operating Partnership LP	4.500%	10/15/23	2,550	2,698
DDR Corp.	7.875%	9/1/20	10,975	13,243
DDR Corp.	3.500%	1/15/21	11,005	11,353
DDR Corp.	4.625%	7/15/22	8,940	9,677
DDR Corp.	3.375%	5/15/23	8,250	8,205
DDR Corp.	3.625%	2/1/25	10,630	10,669
DDR Corp.	4.250%	2/1/26	2,140	2,244
Digital Realty Trust LP	5.875%	2/1/20	2,175	2,449
Digital Realty Trust LP	3.400%	10/1/20	5,600	5,833
Digital Realty Trust LP	5.250%	3/15/21	9,170	10,265
Digital Realty Trust LP	3.950%	7/1/22	11,650	12,316

45

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Digital Realty Trust LP	4.750%	10/1/25	6,050	6,467
Duke Realty LP	4.375%	6/15/22	100	109
Duke Realty LP	3.875%	10/15/22	923	980
Duke Realty LP	3.625%	4/15/23	2,748	2,898
Duke Realty LP	3.750%	12/1/24	2,325	2,447
Duke Realty LP	3.250%	6/30/26	5,400	5,476
EPR Properties	5.750%	8/15/22	1,350	1,468
EPR Properties	5.250%	7/15/23	6,300	6,669
EPR Properties	4.500%	4/1/25	7,025	6,967
Equity Commonwealth	5.875%	9/15/20	3,200	3,537
Equity One Inc.	3.750%	11/15/22	3,000	3,061
ERP Operating LP	5.750%	6/15/17	2,747	2,859
ERP Operating LP	2.375%	7/1/19	1,170	1,197
ERP Operating LP	4.750%	7/15/20	2,810	3,120
ERP Operating LP	4.625%	12/15/21	6,516	7,353
ERP Operating LP	3.000%	4/15/23	2,603	2,675
ERP Operating LP	4.500%	7/1/44	7,355	8,185
Essex Portfolio LP	3.375%	1/15/23	3,409	3,522
Essex Portfolio LP	3.250%	5/1/23	3,305	3,385
Essex Portfolio LP	3.500%	4/1/25	10,915	11,327
Essex Portfolio LP	3.375%	4/15/26	8,650	8,838
Federal Realty Investment Trust	3.000%	8/1/22	4,348	4,514
Federal Realty Investment Trust	2.750%	6/1/23	2,685	2,738
Federal Realty Investment Trust	4.500%	12/1/44	13,900	15,226
HCP Inc.	6.700%	1/30/18	2,944	3,167
HCP Inc.	3.750%	2/1/19	10,400	10,786
HCP Inc.	2.625%	2/1/20	775	782
HCP Inc.	5.375%	2/1/21	3,517	3,910
HCP Inc.	3.150%	8/1/22	700	697
HCP Inc.	4.000%	12/1/22	31,340	32,647
HCP Inc.	4.250%	11/15/23	2,802	2,910
HCP Inc.	4.200%	3/1/24	2,950	3,036
HCP Inc.	3.875%	8/15/24	5,985	6,093
HCP Inc.	3.400%	2/1/25	775	749
HCP Inc.	6.750%	2/1/41	480	585
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,575	2,892
Healthcare Realty Trust Inc.	3.750%	4/15/23	425	426
Healthcare Realty Trust Inc.	3.875%	5/1/25	4,450	4,480
Healthcare Trust of America Holdings LP	3.375%	7/15/21	3,840	3,936
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,500	1,528
Highwoods Realty LP	3.200%	6/15/21	14,100	14,240
Highwoods Realty LP	3.625%	1/15/23	100	102
Hospitality Properties Trust	6.700%	1/15/18	9,880	10,357
Hospitality Properties Trust	4.250%	2/15/21	3,350	3,508
Hospitality Properties Trust	5.000%	8/15/22	2,430	2,599
Hospitality Properties Trust	4.500%	6/15/23	4,050	4,141
Hospitality Properties Trust	4.650%	3/15/24	1,200	1,223
Hospitality Properties Trust	4.500%	3/15/25	650	655
Hospitality Properties Trust	5.250%	2/15/26	200	211
Host Hotels & Resorts LP	6.000%	10/1/21	10,550	11,913
Host Hotels & Resorts LP	5.250%	3/15/22	4,880	5,364
Host Hotels & Resorts LP	4.750%	3/1/23	1,100	1,176
Host Hotels & Resorts LP	3.750%	10/15/23	8,550	8,585
Host Hotels & Resorts LP	4.000%	6/15/25	2,050	2,074
Kilroy Realty LP	4.800%	7/15/18	11,650	12,246
Kilroy Realty LP	3.800%	1/15/23	3,050	3,191
Kilroy Realty LP	4.250%	8/15/29	550	580
Kimco Realty Corp.	5.700%	5/1/17	5,630	5,833
Kimco Realty Corp.	4.300%	2/1/18	1,430	1,480
Kimco Realty Corp.	6.875%	10/1/19	5,657	6,528
Kimco Realty Corp.	3.200%	5/1/21	5,515	5,737
Kimco Realty Corp.	3.125%	6/1/23	3,300	3,362
Lexington Realty Trust	4.400%	6/15/24	2,775	2,862
Liberty Property LP	6.625%	10/1/17	2,917	3,092

46

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Liberty Property LP	4.750%	10/1/20	1,080	1,181
Liberty Property LP	3.375%	6/15/23	1,250	1,265
Liberty Property LP	4.400%	2/15/24	10,800	11,635
Liberty Property LP	3.750%	4/1/25	5,900	6,098
Mack-Cali Realty LP	2.500%	12/15/17	650	656
Mack-Cali Realty LP	7.750%	8/15/19	6,550	7,395
Mack-Cali Realty LP	4.500%	4/18/22	3,550	3,618
Mack-Cali Realty LP	3.150%	5/15/23	2,000	1,844
Mid-America Apartments LP	4.300%	10/15/23	12,500	13,449
Mid-America Apartments LP	3.750%	6/15/24	4,710	4,905
National Retail Properties Inc.	6.875%	10/15/17	10,360	11,011
National Retail Properties Inc.	5.500%	7/15/21	2,000	2,279
National Retail Properties Inc.	3.800%	10/15/22	3,000	3,167
National Retail Properties Inc.	3.300%	4/15/23	2,999	3,044
Omega Healthcare Investors Inc.	4.375%	8/1/23	20,750	20,696
Omega Healthcare Investors Inc.	5.875%	3/15/24	1,474	1,544
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,075	4,279
Omega Healthcare Investors Inc.	4.500%	1/15/25	2,750	2,784
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,792	6,125
Omega Healthcare Investors Inc.	4.500%	4/1/27	24,003	23,763
Piedmont Operating Partnership LP	3.400%	6/1/23	1,912	1,899
Piedmont Operating Partnership LP	4.450%	3/15/24	4,125	4,270
Post Apartment Homes LP	3.375%	12/1/22	1,825	1,857
ProLogis LP	2.750%	2/15/19	2,430	2,496
ProLogis LP	3.350%	2/1/21	1,840	1,944
ProLogis LP	4.250%	8/15/23	3,445	3,806
Realty Income Corp.	2.000%	1/31/18	1,175	1,185
Realty Income Corp.	6.750%	8/15/19	8,577	9,820
Realty Income Corp.	5.750%	1/15/21	5,175	5,957
Realty Income Corp.	3.875%	7/15/24	3,150	3,301
Realty Income Corp.	5.875%	3/15/35	8,085	9,804
Regency Centers LP	3.750%	6/15/24	4,849	5,061
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	1,675	1,761
Retail Properties of America Inc.	4.000%	3/15/25	10,400	10,076
Select Income REIT	2.850%	2/1/18	2,300	2,318
Select Income REIT	3.600%	2/1/20	206	211
Select Income REIT	4.150%	2/1/22	4,000	4,021
Select Income REIT	4.500%	2/1/25	9,475	9,365
Senior Housing Properties Trust	3.250%	5/1/19	4,740	4,767
Senior Housing Properties Trust	4.750%	5/1/24	4,025	4,100
Simon Property Group LP	2.150%	9/15/17	7,372	7,449
Simon Property Group LP	2.200%	2/1/19	2,000	2,046
Simon Property Group LP	5.650%	2/1/20	13,895	15,730
Simon Property Group LP	2.500%	9/1/20	600	621
Simon Property Group LP	4.375%	3/1/21	8,445	9,394
Simon Property Group LP	2.500%	7/15/21	7,260	7,474
Simon Property Group LP	4.125%	12/1/21	10,733	11,894
Simon Property Group LP	3.375%	3/15/22	2,775	2,983
Simon Property Group LP	2.750%	2/1/23	5,700	5,868
Simon Property Group LP	3.750%	2/1/24	6,014	6,575
Simon Property Group LP	3.500%	9/1/25	3,640	3,904
Simon Property Group LP	3.300%	1/15/26	7,135	7,601
Simon Property Group LP	6.750%	2/1/40	11,243	16,244
Simon Property Group LP	4.750%	3/15/42	1,971	2,273
Simon Property Group LP	4.250%	10/1/44	10	11
Sovran Acquisition LP	3.500%	7/1/26	18,200	18,376
Tanger Properties LP	3.875%	12/1/23	3,445	3,584
Tanger Properties LP	3.750%	12/1/24	1,325	1,365
UDR Inc.	3.700%	10/1/20	6,800	7,218
UDR Inc.	4.625%	1/10/22	11,645	12,923
Ventas Realty LP	1.250%	4/17/17	4,000	4,001
Ventas Realty LP	3.750%	5/1/24	2,000	2,090
Ventas Realty LP	3.500%	2/1/25	2,900	2,986
Ventas Realty LP	4.125%	1/15/26	975	1,046

47

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ventas Realty LP	5.700%	9/30/43	4,525	5,240
Ventas Realty LP	4.375%	2/1/45	6,680	6,579
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	6,423	6,459
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	100	105
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	5,625	5,747
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,925	5,483
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,140	1,231
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	10,563	10,916
Vornado Realty LP	2.500%	6/30/19	8,525	8,682
Washington Prime Group LP	3.850%	4/1/20	4,525	4,672
Washington REIT	4.950%	10/1/20	825	892
Washington REIT	3.950%	10/15/22	1,900	1,938
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,308
Weingarten Realty Investors	3.500%	4/15/23	3,925	3,950
Weingarten Realty Investors	4.450%	1/15/24	450	480
Welltower Inc.	4.700%	9/15/17	4,750	4,925
Welltower Inc.	2.250%	3/15/18	4,653	4,705
Welltower Inc.	4.125%	4/1/19	4,555	4,825
Welltower Inc.	4.950%	1/15/21	7,680	8,472
Welltower Inc.	5.250%	1/15/22	8,184	9,154
Welltower Inc.	3.750%	3/15/23	4,650	4,821
Welltower Inc.	4.500%	1/15/24	250	271
Welltower Inc.	4.000%	6/1/25	16,925	17,852
Welltower Inc.	4.250%	4/1/26	6,706	7,212
Welltower Inc.	6.500%	3/15/41	4,875	6,067
Welltower Inc.	5.125%	3/15/43	5,050	5,464
WP Carey Inc.	4.600%	4/1/24	6,201	6,452
WP Carey Inc.	4.000%	2/1/25	2,050	2,000
				14,279,031
Industrial (17.0%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	7,095	7,820
Agrium Inc.	3.150%	10/1/22	2,721	2,792
Agrium Inc.	3.500%	6/1/23	11,750	12,222
Agrium Inc.	3.375%	3/15/25	6,575	6,770
Agrium Inc.	4.125%	3/15/35	5,750	5,558
Agrium Inc.	6.125%	1/15/41	7,043	8,279
Agrium Inc.	4.900%	6/1/43	3,200	3,323
Agrium Inc.	5.250%	1/15/45	11,290	12,225
Air Products & Chemicals Inc.	1.200%	10/15/17	500	502
Air Products & Chemicals Inc.	3.000%	11/3/21	1,325	1,414
Air Products & Chemicals Inc.	2.750%	2/3/23	7,125	7,357
Air Products & Chemicals Inc.	3.350%	7/31/24	6,350	6,865
Airgas Inc.	1.650%	2/15/18	1,500	1,506
Airgas Inc.	3.050%	8/1/20	8,250	8,530
Airgas Inc.	3.650%	7/15/24	7,000	7,356
Albemarle Corp.	3.000%	12/1/19	1,975	2,006
Albemarle Corp.	4.500%	12/15/20	500	532
Albemarle Corp.	4.150%	12/1/24	4,525	4,763
Albemarle Corp.	5.450%	12/1/44	5,025	5,203
Barrick Gold Corp.	4.100%	5/1/23	3,445	3,628
Barrick Gold Corp.	5.250%	4/1/42	7,904	8,017
Barrick North America Finance LLC	4.400%	5/30/21	9,362	10,163
Barrick North America Finance LLC	7.500%	9/15/38	2,650	2,993
Barrick North America Finance LLC	5.700%	5/30/41	11,138	11,378
Barrick North America Finance LLC	5.750%	5/1/43	18,633	20,510
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	6,043	6,314
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	4,400	4,460
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	13,517	15,312
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	6,596	6,968
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	18,494	19,209
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	6,546	7,139
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	12,183	12,507

48

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	25,518	29,685
Braskem Finance Ltd.	6.450%	2/3/24	850	858
Cabot Corp.	2.550%	1/15/18	1,004	1,015
Cabot Corp.	3.700%	7/15/22	800	830
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,394
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,300	2,484
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	6,863	7,406
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	500	521
CF Industries Inc.	6.875%	5/1/18	18,123	19,641
CF Industries Inc.	7.125%	5/1/20	9,175	10,586
CF Industries Inc.	5.150%	3/15/34	21,848	21,304
CF Industries Inc.	4.950%	6/1/43	4,079	3,766
CF Industries Inc.	5.375%	3/15/44	8,000	7,598
Cytec Industries Inc.	3.500%	4/1/23	1,250	1,243
Domtar Corp.	6.250%	9/1/42	850	880
Domtar Corp.	6.750%	2/15/44	5,000	5,474
Dow Chemical Co.	8.550%	5/15/19	21,204	25,236
Dow Chemical Co.	4.250%	11/15/20	18,070	19,764
Dow Chemical Co.	4.125%	11/15/21	1,996	2,192
Dow Chemical Co.	3.000%	11/15/22	18,945	19,361
Dow Chemical Co.	3.500%	10/1/24	2,825	3,009
Dow Chemical Co.	7.375%	11/1/29	2,398	3,214
Dow Chemical Co.	4.250%	10/1/34	8,236	8,502
Dow Chemical Co.	9.400%	5/15/39	13,293	21,007
Dow Chemical Co.	5.250%	11/15/41	8,032	8,926
Dow Chemical Co.	4.375%	11/15/42	7,607	7,770
Dow Chemical Co.	4.625%	10/1/44	2,500	2,654
Eastman Chemical Co.	2.400%	6/1/17	6,322	6,381
Eastman Chemical Co.	5.500%	11/15/19	4,771	5,294
Eastman Chemical Co.	2.700%	1/15/20	14,380	14,784
Eastman Chemical Co.	4.500%	1/15/21	775	846
Eastman Chemical Co.	3.600%	8/15/22	13,285	13,952
Eastman Chemical Co.	3.800%	3/15/25	2,500	2,649
Eastman Chemical Co.	4.800%	9/1/42	7,249	7,525
Eastman Chemical Co.	4.650%	10/15/44	4,700	4,813
Ecolab Inc.	1.450%	12/8/17	5,822	5,836
Ecolab Inc.	1.550%	1/12/18	2,000	2,010
Ecolab Inc.	2.000%	1/14/19	3,800	3,851
Ecolab Inc.	2.250%	1/12/20	3,243	3,304
Ecolab Inc.	4.350%	12/8/21	3,714	4,201
Ecolab Inc.	3.250%	1/14/23	4,475	4,685
Ecolab Inc.	5.500%	12/8/41	9,790	12,249
EI du Pont de Nemours & Co.	6.000%	7/15/18	9,965	10,893
EI du Pont de Nemours & Co.	4.625%	1/15/20	5,302	5,828
EI du Pont de Nemours & Co.	3.625%	1/15/21	14,975	16,135
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,950	3,279
EI du Pont de Nemours & Co.	2.800%	2/15/23	10,385	10,647
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,400	1,784
EI du Pont de Nemours & Co.	4.900%	1/15/41	10,328	11,481
EI du Pont de Nemours & Co.	4.150%	2/15/43	2,950	3,037
Fibria Overseas Finance Ltd.	5.250%	5/12/24	350	358
FMC Corp.	3.950%	2/1/22	1,675	1,756
FMC Corp.	4.100%	2/1/24	11,210	11,879
Georgia-Pacific LLC	8.000%	1/15/24	7,829	10,489
Georgia-Pacific LLC	7.375%	12/1/25	5,750	7,683
Georgia-Pacific LLC	7.750%	11/15/29	3,318	4,823
Georgia-Pacific LLC	8.875%	5/15/31	4,665	7,466
Glencore Canada Corp.	6.200%	6/15/35	250	217
Goldcorp Inc.	2.125%	3/15/18	18,785	18,748
Goldcorp Inc.	3.625%	6/9/21	2,000	2,060
Goldcorp Inc.	3.700%	3/15/23	9,575	9,737
Goldcorp Inc.	5.450%	6/9/44	4,155	4,167
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,785	1,833
International Paper Co.	7.950%	6/15/18	9,758	10,987

49

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Paper Co.	7.500%	8/15/21	13,510	16,597
International Paper Co.	3.650%	6/15/24	7,410	7,821
International Paper Co.	3.800%	1/15/26	2,825	2,964
International Paper Co.	5.000%	9/15/35	4,125	4,464
International Paper Co.	8.700%	6/15/38	1,200	1,755
International Paper Co.	7.300%	11/15/39	4,268	5,617
International Paper Co.	6.000%	11/15/41	2,250	2,624
International Paper Co.	4.800%	6/15/44	15,035	15,331
International Paper Co.	5.150%	5/15/46	12,252	13,208
Lubrizol Corp.	8.875%	2/1/19	875	1,043
Lubrizol Corp.	6.500%	10/1/34	6,025	8,056
LYB International Finance BV	4.000%	7/15/23	1,250	1,343
LYB International Finance BV	5.250%	7/15/43	1,600	1,763
LYB International Finance BV	4.875%	3/15/44	11,350	12,059
LyondellBasell Industries NV	5.000%	4/15/19	21,595	23,393
LyondellBasell Industries NV	6.000%	11/15/21	15,125	17,715
LyondellBasell Industries NV	5.750%	4/15/24	4,950	5,871
LyondellBasell Industries NV	4.625%	2/26/55	11,427	11,177
Meadwestvaco Corp.	7.950%	2/15/31	5,253	6,927
Methanex Corp.	3.250%	12/15/19	7,850	7,642
Methanex Corp.	4.250%	12/1/24	865	773
Monsanto Co.	5.125%	4/15/18	3,105	3,305
Monsanto Co.	2.125%	7/15/19	4,400	4,461
Monsanto Co.	2.750%	7/15/21	11,810	12,167
Monsanto Co.	2.200%	7/15/22	7,580	7,499
Monsanto Co.	3.375%	7/15/24	500	515
Monsanto Co.	2.850%	4/15/25	3,800	3,790
Monsanto Co.	5.500%	8/15/25	2,353	2,736
Monsanto Co.	4.200%	7/15/34	9,175	9,199
Monsanto Co.	5.875%	4/15/38	5,631	6,444
Monsanto Co.	3.600%	7/15/42	6,341	5,605
Monsanto Co.	4.650%	11/15/43	2,450	2,458
Monsanto Co.	3.950%	4/15/45	15,000	13,906
Monsanto Co.	4.700%	7/15/64	10,385	9,389
Mosaic Co.	3.750%	11/15/21	3,150	3,343
Mosaic Co.	4.250%	11/15/23	19,232	20,723
Mosaic Co.	5.450%	11/15/33	3,054	3,382
Mosaic Co.	4.875%	11/15/41	1,543	1,558
Mosaic Co.	5.625%	11/15/43	3,981	4,420
Newmont Mining Corp.	5.125%	10/1/19	2,245	2,434
Newmont Mining Corp.	3.500%	3/15/22	4,508	4,689
Newmont Mining Corp.	5.875%	4/1/35	2,355	2,485
Newmont Mining Corp.	6.250%	10/1/39	11,024	12,251
Newmont Mining Corp.	4.875%	3/15/42	7,908	7,807
Nucor Corp.	5.750%	12/1/17	5,144	5,422
Nucor Corp.	5.850%	6/1/18	6,865	7,394
Nucor Corp.	4.125%	9/15/22	382	413
Nucor Corp.	4.000%	8/1/23	5,795	6,179
Nucor Corp.	6.400%	12/1/37	6,238	7,584
Nucor Corp.	5.200%	8/1/43	13,250	14,454
Packaging Corp. of America	3.900%	6/15/22	6,015	6,377
Packaging Corp. of America	4.500%	11/1/23	15,870	17,287
Packaging Corp. of America	3.650%	9/15/24	4,525	4,679
Placer Dome Inc.	6.450%	10/15/35	2,175	2,362
Plum Creek Timberlands LP	4.700%	3/15/21	3,605	3,945
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	4,456	4,575
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,190	1,346
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,128	7,839
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	5,375	5,670
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	9,096	9,155
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	875	1,057
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	4,918	5,823
PPG Industries Inc.	2.300%	11/15/19	10,043	10,205
PPG Industries Inc.	3.600%	11/15/20	4,650	4,907

50

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PPG Industries Inc.	5.500%	11/15/40	3,825	4,527
Praxair Inc.	4.500%	8/15/19	2,640	2,905
Praxair Inc.	3.000%	9/1/21	5,900	6,291
Praxair Inc.	2.450%	2/15/22	20,085	20,841
Praxair Inc.	2.200%	8/15/22	4,319	4,415
Praxair Inc.	2.650%	2/5/25	4,500	4,666
Praxair Inc.	3.200%	1/30/26	4,750	5,147
Praxair Inc.	3.550%	11/7/42	2,250	2,247
Rayonier Inc.	3.750%	4/1/22	2,875	2,889
Reliance Steel & Aluminum Co.	6.200%	11/15/16	260	264
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,790	1,833
Reliance Steel & Aluminum Co.	6.850%	11/15/36	1,635	1,743
Rio Tinto Alcan Inc.	5.750%	6/1/35	9,654	10,559
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	7,873	9,472
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,750	5,167
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,139	5,504
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	42,650	44,681
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,009	8,744
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,381	14,822
Rio Tinto Finance USA plc	3.500%	3/22/22	5,972	6,268
Rio Tinto Finance USA plc	2.875%	8/21/22	12,205	12,420
Rio Tinto Finance USA plc	4.750%	3/22/42	418	440
Rio Tinto Finance USA plc	4.125%	8/21/42	120	116
Rohm & Haas Co.	6.000%	9/15/17	2,811	2,970
Rohm & Haas Co.	7.850%	7/15/29	2,950	4,056
RPM International Inc.	6.125%	10/15/19	2,493	2,776
RPM International Inc.	3.450%	11/15/22	4,585	4,671
RPM International Inc.	5.250%	6/1/45	200	205
Sherwin-Williams Co.	3.450%	8/1/25	9,200	9,552
Sherwin-Williams Co.	4.000%	12/15/42	2,000	1,997
Sherwin-Williams Co.	4.550%	8/1/45	3,044	3,287
Southern Copper Corp.	5.375%	4/16/20	1,238	1,337
Southern Copper Corp.	3.875%	4/23/25	2,725	2,677
Southern Copper Corp.	7.500%	7/27/35	5,544	6,008
Southern Copper Corp.	6.750%	4/16/40	2,565	2,616
Southern Copper Corp.	5.250%	11/8/42	16,320	14,137
Southern Copper Corp.	5.875%	4/23/45	32,250	30,315
Syngenta Finance NV	3.125%	3/28/22	4,100	4,311
Syngenta Finance NV	4.375%	3/28/42	2,675	2,589
Vale Canada Ltd.	7.200%	9/15/32	1,375	1,162
Vale Overseas Ltd.	5.625%	9/15/19	6,075	6,257
Vale Overseas Ltd.	5.875%	6/10/21	26,000	25,935
Vale Overseas Ltd.	4.375%	1/11/22	25,585	23,922
Vale Overseas Ltd.	8.250%	1/17/34	2,537	2,638
Vale Overseas Ltd.	6.875%	11/21/36	14,709	13,385
Vale Overseas Ltd.	6.875%	11/10/39	14,364	12,963
Vale SA	5.625%	9/11/42	33,459	27,018
Valspar Corp.	7.250%	6/15/19	675	770
Valspar Corp.	4.200%	1/15/22	1,000	1,073
Valspar Corp.	3.950%	1/15/26	8,700	9,170
Westlake Chemical Corp.	3.600%	7/15/22	775	793
Westrock MWV LLC	8.200%	1/15/30	2,268	3,074
WestRock RKT Co.	4.450%	3/1/19	9,150	9,694
WestRock RKT Co.	3.500%	3/1/20	3,755	3,893
WestRock RKT Co.	4.900%	3/1/22	3,650	4,043
Weyerhaeuser Co.	7.375%	10/1/19	8,291	9,544
Weyerhaeuser Co.	4.625%	9/15/23	8,125	9,054
Weyerhaeuser Co.	8.500%	1/15/25	2,400	3,175
Weyerhaeuser Co.	7.375%	3/15/32	7,592	10,047
Weyerhaeuser Co.	6.875%	12/15/33	2,775	3,449
Worthington Industries Inc.	4.550%	4/15/26	1,300	1,348
Yamana Gold Inc.	4.950%	7/15/24	2,105	2,071

51

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Capital Goods (1.4%)
3M Co.	1.375%	8/7/18	4,650	4,699
3M Co.	2.000%	8/7/20	4,650	4,779
3M Co.	3.000%	8/7/25	4,550	4,960
3M Co.	6.375%	2/15/28	3,650	5,061
3M Co.	5.700%	3/15/37	9,823	13,243
ABB Finance USA Inc.	2.875%	5/8/22	5,005	5,249
ABB Finance USA Inc.	4.375%	5/8/42	1,678	1,904
Avery Dennison Corp.	3.350%	4/15/23	6,675	6,848
Boeing Capital Corp.	2.900%	8/15/18	150	156
Boeing Capital Corp.	4.700%	10/27/19	6,025	6,716
Boeing Co.	0.950%	5/15/18	10,425	10,434
Boeing Co.	6.000%	3/15/19	640	723
Boeing Co.	4.875%	2/15/20	13,990	15,730
Boeing Co.	1.650%	10/30/20	1,495	1,512
Boeing Co.	8.750%	8/15/21	1,310	1,741
Boeing Co.	2.350%	10/30/21	9,645	10,041
Boeing Co.	2.200%	10/30/22	4,500	4,593
Boeing Co.	1.875%	6/15/23	4,500	4,491
Boeing Co.	7.950%	8/15/24	2,823	4,000
Boeing Co.	2.850%	10/30/24	7,433	7,853
Boeing Co.	2.500%	3/1/25	9,800	10,128
Boeing Co.	7.250%	6/15/25	675	941
Boeing Co.	2.600%	10/30/25	3,400	3,527
Boeing Co.	2.250%	6/15/26	4,150	4,163
Boeing Co.	8.750%	9/15/31	850	1,365
Boeing Co.	6.125%	2/15/33	4,562	6,089
Boeing Co.	3.300%	3/1/35	6,150	6,254
Boeing Co.	6.625%	2/15/38	2,905	4,212
Boeing Co.	6.875%	3/15/39	2,853	4,294
Boeing Co.	5.875%	2/15/40	3,762	5,243
Boeing Co.	3.500%	3/1/45	6,080	6,214
Boeing Co.	3.375%	6/15/46	5,325	5,361
Carlisle Cos. Inc.	3.750%	11/15/22	3,205	3,307
Caterpillar Financial Services Corp.	2.050%	8/1/16	28,475	28,503
Caterpillar Financial Services Corp.	1.250%	8/18/17	6,000	6,019
Caterpillar Financial Services Corp.	1.250%	11/6/17	8,024	8,058
Caterpillar Financial Services Corp.	1.500%	2/23/18	11,000	11,101
Caterpillar Financial Services Corp.	5.450%	4/15/18	134	144
Caterpillar Financial Services Corp.	7.050%	10/1/18	2,151	2,422
Caterpillar Financial Services Corp.	1.800%	11/13/18	4,000	4,057
Caterpillar Financial Services Corp.	7.150%	2/15/19	20,178	23,142
Caterpillar Financial Services Corp.	1.350%	5/18/19	11,450	11,506
Caterpillar Financial Services Corp.	2.100%	6/9/19	5,625	5,769
Caterpillar Financial Services Corp.	2.250%	12/1/19	1,990	2,044
Caterpillar Financial Services Corp.	2.000%	3/5/20	3,810	3,906
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,950	3,062
Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,572
Caterpillar Financial Services Corp.	2.850%	6/1/22	800	840
Caterpillar Financial Services Corp.	3.750%	11/24/23	3,000	3,318
Caterpillar Financial Services Corp.	3.300%	6/9/24	2,000	2,139
Caterpillar Financial Services Corp.	3.250%	12/1/24	4,315	4,604
Caterpillar Inc.	7.900%	12/15/18	475	550
Caterpillar Inc.	3.900%	5/27/21	11,578	12,784
Caterpillar Inc.	3.400%	5/15/24	20,490	22,033
Caterpillar Inc.	6.050%	8/15/36	13,322	17,512
Caterpillar Inc.	5.200%	5/27/41	8,250	10,010
Caterpillar Inc.	3.803%	8/15/42	20,003	20,383
Caterpillar Inc.	4.300%	5/15/44	7,803	8,565
Caterpillar Inc.	4.750%	5/15/64	2,550	2,825
Crane Co.	2.750%	12/15/18	2,525	2,584
Crane Co.	4.450%	12/15/23	8,650	9,251
CRH America Inc.	8.125%	7/15/18	9,420	10,570

52

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CRH America Inc.	5.750%	1/15/21	6,950	7,893
	Deere & Co.	4.375%	10/16/19	6,097	6,727
	Deere & Co.	2.600%	6/8/22	22,578	23,289
	Deere & Co.	5.375%	10/16/29	10,457	13,325
	Deere & Co.	8.100%	5/15/30	5,467	8,252
	Deere & Co.	7.125%	3/3/31	825	1,185
	Deere & Co.	3.900%	6/9/42	7,370	7,884
	Dover Corp.	5.450%	3/15/18	7,160	7,654
	Dover Corp.	4.300%	3/1/21	850	940
	Dover Corp.	3.150%	11/15/25	8,500	9,014
	Dover Corp.	5.375%	10/15/35	550	676
	Dover Corp.	6.600%	3/15/38	3,115	4,391
	Dover Corp.	5.375%	3/1/41	1,759	2,253
	Eaton Corp.	1.500%	11/2/17	14,165	14,231
	Eaton Corp.	5.600%	5/15/18	11,960	12,859
	Eaton Corp.	2.750%	11/2/22	10,785	11,029
	Eaton Corp.	4.000%	11/2/32	9,999	10,651
	Eaton Corp.	4.150%	11/2/42	1,147	1,227
	Eaton Electric Holdings LLC	3.875%	12/15/20	2,325	2,497
	Embraer Netherlands Finance BV	5.050%	6/15/25	8,200	8,092
7	Embraer Overseas Ltd.	5.696%	9/16/23	5,600	5,793
	Emerson Electric Co.	5.250%	10/15/18	6,645	7,276
	Emerson Electric Co.	4.875%	10/15/19	3,595	4,015
	Emerson Electric Co.	4.250%	11/15/20	745	831
	Emerson Electric Co.	2.625%	12/1/21	13,250	13,977
	Emerson Electric Co.	2.625%	2/15/23	4,350	4,513
	Emerson Electric Co.	3.150%	6/1/25	5,900	6,280
	Emerson Electric Co.	6.000%	8/15/32	940	1,221
	Emerson Electric Co.	6.125%	4/15/39	1,960	2,702
	Exelis Inc.	4.250%	10/1/16	3,525	3,548
	FLIR Systems Inc.	3.125%	6/15/21	3,000	3,082
	Flowserve Corp.	3.500%	9/15/22	12,800	13,194
	Flowserve Corp.	4.000%	11/15/23	4,325	4,454
7	Fortive Corp.	1.800%	6/15/19	1,500	1,509
7	Fortive Corp.	2.350%	6/15/21	5,000	5,070
7	Fortive Corp.	3.150%	6/15/26	4,250	4,373
7	Fortive Corp.	4.300%	6/15/46	6,325	6,732
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	4,430	4,566
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	5,500	5,864
	General Dynamics Corp.	1.000%	11/15/17	14,300	14,353
	General Dynamics Corp.	3.875%	7/15/21	5,869	6,460
	General Dynamics Corp.	2.250%	11/15/22	8,965	9,172
	General Dynamics Corp.	3.600%	11/15/42	2,443	2,585
	General Electric Capital Corp.	5.625%	9/15/17	60	63
	General Electric Capital Corp.	6.000%	8/7/19	13,750	15,751
	General Electric Capital Corp.	2.100%	12/11/19	1,865	1,921
	General Electric Capital Corp.	5.500%	1/8/20	18,874	21,480
	General Electric Capital Corp.	2.200%	1/9/20	14,907	15,368
	General Electric Capital Corp.	5.550%	5/4/20	15,926	18,402
	General Electric Capital Corp.	4.375%	9/16/20	14,858	16,590
	General Electric Capital Corp.	4.625%	1/7/21	11,471	13,012
	General Electric Capital Corp.	5.300%	2/11/21	10,072	11,642
	General Electric Capital Corp.	4.650%	10/17/21	17,120	19,598
	General Electric Capital Corp.	3.150%	9/7/22	4,743	5,090
	General Electric Capital Corp.	3.100%	1/9/23	12,856	13,727
	General Electric Capital Corp.	3.450%	5/15/24	4,545	4,972
	General Electric Capital Corp.	6.750%	3/15/32	26,797	37,431
	General Electric Capital Corp.	7.500%	8/21/35	100	149
	General Electric Capital Corp.	6.150%	8/7/37	8,417	11,642
	General Electric Capital Corp.	5.875%	1/14/38	31,638	42,917
	General Electric Capital Corp.	6.875%	1/10/39	18,599	28,082
	General Electric Co.	5.250%	12/6/17	61,349	65,067
	General Electric Co.	2.700%	10/9/22	34,840	36,283
	General Electric Co.	3.375%	3/11/24	6,260	6,830

53

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Co.	4.125%	10/9/42	24,824	27,326
General Electric Co.	4.500%	3/11/44	25,792	29,923
Harris Corp.	1.999%	4/27/18	5,898	5,926
Harris Corp.	2.700%	4/27/20	2,540	2,569
Harris Corp.	4.400%	12/15/20	3,795	4,103
Harris Corp.	3.832%	4/27/25	9,780	10,394
Harris Corp.	4.854%	4/27/35	8,375	9,125
Harris Corp.	6.150%	12/15/40	7,628	9,544
Harris Corp.	5.054%	4/27/45	4,806	5,451
Hexcel Corp.	4.700%	8/15/25	1,400	1,492
Honeywell International Inc.	5.300%	3/1/18	7,900	8,458
Honeywell International Inc.	5.000%	2/15/19	5,836	6,433
Honeywell International Inc.	4.250%	3/1/21	22,150	24,885
Honeywell International Inc.	3.350%	12/1/23	9,160	10,050
Honeywell International Inc.	5.700%	3/15/36	1,435	1,893
Honeywell International Inc.	5.700%	3/15/37	6,851	9,089
Honeywell International Inc.	5.375%	3/1/41	13,790	18,029
Hubbell Inc.	3.350%	3/1/26	4,750	4,959
Illinois Tool Works Inc.	1.950%	3/1/19	1,000	1,022
Illinois Tool Works Inc.	6.250%	4/1/19	12,700	14,364
Illinois Tool Works Inc.	3.375%	9/15/21	1,450	1,563
Illinois Tool Works Inc.	3.500%	3/1/24	1,900	2,091
Illinois Tool Works Inc.	4.875%	9/15/41	45	54
Illinois Tool Works Inc.	3.900%	9/1/42	15,506	16,760
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	12,340	13,716
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	6,850	7,094
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	8,925	9,918
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	3,800	4,675
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	4,000	4,068
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	2,200	2,317
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,500	3,766
John Deere Capital Corp.	2.800%	9/18/17	8,018	8,208
John Deere Capital Corp.	1.200%	10/10/17	3,200	3,215
John Deere Capital Corp.	1.550%	12/15/17	7,021	7,090
John Deere Capital Corp.	1.350%	1/16/18	2,800	2,820
John Deere Capital Corp.	1.300%	3/12/18	13,769	13,852
John Deere Capital Corp.	1.600%	7/13/18	1,000	1,010
John Deere Capital Corp.	1.750%	8/10/18	4,500	4,560
John Deere Capital Corp.	5.750%	9/10/18	3,890	4,289
John Deere Capital Corp.	1.950%	12/13/18	10,125	10,341
John Deere Capital Corp.	1.950%	1/8/19	4,100	4,183
John Deere Capital Corp.	1.950%	3/4/19	10,200	10,407
John Deere Capital Corp.	2.250%	4/17/19	5,300	5,455
John Deere Capital Corp.	1.700%	1/15/20	5,735	5,775
John Deere Capital Corp.	2.050%	3/10/20	4,500	4,587
John Deere Capital Corp.	2.375%	7/14/20	1,000	1,031
John Deere Capital Corp.	2.450%	9/11/20	3,500	3,613
John Deere Capital Corp.	2.800%	3/4/21	7,100	7,450
John Deere Capital Corp.	3.900%	7/12/21	5,850	6,450
John Deere Capital Corp.	3.150%	10/15/21	7,349	7,863
John Deere Capital Corp.	2.750%	3/15/22	1,645	1,702
John Deere Capital Corp.	2.800%	1/27/23	6,060	6,302
John Deere Capital Corp.	2.800%	3/6/23	9,900	10,364
John Deere Capital Corp.	3.350%	6/12/24	16,425	17,712
John Deere Capital Corp.	3.400%	9/11/25	3,550	3,830
John Deere Capital Corp.	2.650%	6/10/26	2,000	2,038
Kennametal Inc.	2.650%	11/1/19	3,650	3,644
Kennametal Inc.	3.875%	2/15/22	2,700	2,742
L-3 Communications Corp.	5.200%	10/15/19	12,950	14,118
L-3 Communications Corp.	4.750%	7/15/20	11,850	12,774
L-3 Communications Corp.	4.950%	2/15/21	11,525	12,598
L-3 Communications Corp.	3.950%	5/28/24	466	489
Lafarge SA	7.125%	7/15/36	5,300	6,455
Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,861

54

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Legrand France SA	8.500%	2/15/25	3,225	4,396
Lockheed Martin Corp.	1.850%	11/23/18	8,169	8,279
Lockheed Martin Corp.	4.250%	11/15/19	9,281	10,167
Lockheed Martin Corp.	2.500%	11/23/20	10,410	10,737
Lockheed Martin Corp.	3.350%	9/15/21	15,103	16,163
Lockheed Martin Corp.	3.100%	1/15/23	7,210	7,600
Lockheed Martin Corp.	2.900%	3/1/25	2,652	2,750
Lockheed Martin Corp.	3.550%	1/15/26	27,700	30,213
Lockheed Martin Corp.	3.600%	3/1/35	7,435	7,547
Lockheed Martin Corp.	4.500%	5/15/36	4,604	5,210
Lockheed Martin Corp.	6.150%	9/1/36	18,810	24,997
Lockheed Martin Corp.	5.500%	11/15/39	2,802	3,476
Lockheed Martin Corp.	5.720%	6/1/40	5,360	6,968
Lockheed Martin Corp.	4.850%	9/15/41	4,872	5,671
Lockheed Martin Corp.	4.070%	12/15/42	50	53
Lockheed Martin Corp.	3.800%	3/1/45	3,332	3,391
Lockheed Martin Corp.	4.700%	5/15/46	19,978	23,454
Martin Marietta Materials Inc.	6.600%	4/15/18	4,455	4,756
Mohawk Industries Inc.	3.850%	2/1/23	12,690	13,379
Northrop Grumman Corp.	5.050%	8/1/19	2,810	3,110
Northrop Grumman Corp.	3.500%	3/15/21	14,828	15,948
Northrop Grumman Corp.	3.250%	8/1/23	5,342	5,727
Northrop Grumman Corp.	5.050%	11/15/40	6,925	8,313
Northrop Grumman Corp.	4.750%	6/1/43	7,729	9,189
Northrop Grumman Corp.	3.850%	4/15/45	1,454	1,513
Northrop Grumman Systems Corp.	7.875%	3/1/26	2,475	3,483
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	572
Owens Corning	4.200%	12/15/22	9,304	9,913
Owens Corning	4.200%	12/1/24	3,190	3,338
Owens Corning	7.000%	12/1/36	1,635	1,992
Parker-Hannifin Corp.	5.500%	5/15/18	965	1,047
Parker-Hannifin Corp.	3.500%	9/15/22	3,350	3,667
Parker-Hannifin Corp.	3.300%	11/21/24	7,600	8,179
Parker-Hannifin Corp.	4.200%	11/21/34	5,553	6,230
Parker-Hannifin Corp.	6.250%	5/15/38	4,203	5,863
Parker-Hannifin Corp.	4.450%	11/21/44	4,650	5,498
Pentair Finance SA	2.650%	12/1/19	2,204	2,207
Pentair Finance SA	3.625%	9/15/20	2,000	2,032
Pentair Finance SA	5.000%	5/15/21	1,210	1,308
Pentair Finance SA	3.150%	9/15/22	880	874
Pentair Finance SA	4.650%	9/15/25	125	131
Precision Castparts Corp.	1.250%	1/15/18	12,358	12,415
Precision Castparts Corp.	2.250%	6/15/20	4,800	4,939
Precision Castparts Corp.	2.500%	1/15/23	13,577	14,037
Precision Castparts Corp.	3.250%	6/15/25	7,005	7,508
Precision Castparts Corp.	4.200%	6/15/35	1,500	1,704
Precision Castparts Corp.	3.900%	1/15/43	3,625	3,938
Precision Castparts Corp.	4.375%	6/15/45	2,012	2,387
Raytheon Co.	6.400%	12/15/18	240	270
Raytheon Co.	4.400%	2/15/20	2,820	3,114
Raytheon Co.	3.125%	10/15/20	4,235	4,533
Raytheon Co.	2.500%	12/15/22	12,670	13,189
Raytheon Co.	7.200%	8/15/27	4,310	6,143
Raytheon Co.	4.875%	10/15/40	1,915	2,339
Raytheon Co.	4.700%	12/15/41	8,175	9,814
Raytheon Co.	4.200%	12/15/44	2,400	2,728
Republic Services Inc.	3.800%	5/15/18	6,400	6,696
Republic Services Inc.	5.500%	9/15/19	15,040	16,766
Republic Services Inc.	5.000%	3/1/20	5,810	6,446
Republic Services Inc.	5.250%	11/15/21	11,494	13,293
Republic Services Inc.	3.550%	6/1/22	3,700	4,000
Republic Services Inc.	4.750%	5/15/23	2,650	3,032
Republic Services Inc.	3.200%	3/15/25	8,100	8,473
Republic Services Inc.	6.086%	3/15/35	2,600	3,282

55

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic Services Inc.	6.200%	3/1/40	5,873	7,959
Republic Services Inc.	5.700%	5/15/41	10,998	14,029
Rockwell Automation Inc.	5.650%	12/1/17	1,650	1,749
Rockwell Automation Inc.	2.050%	3/1/20	5,900	6,009
Rockwell Automation Inc.	6.700%	1/15/28	4,026	5,600
Rockwell Automation Inc.	6.250%	12/1/37	4,385	5,962
Rockwell Collins Inc.	5.250%	7/15/19	265	296
Rockwell Collins Inc.	3.100%	11/15/21	2,350	2,460
Rockwell Collins Inc.	4.800%	12/15/43	3,400	4,092
Roper Technologies Inc.	1.850%	11/15/17	5,550	5,582
Roper Technologies Inc.	2.050%	10/1/18	16,700	16,904
Roper Technologies Inc.	6.250%	9/1/19	2,760	3,121
Roper Technologies Inc.	3.000%	12/15/20	1,400	1,446
Roper Technologies Inc.	3.125%	11/15/22	3,968	4,063
Roper Technologies Inc.	3.850%	12/15/25	1,200	1,287
Snap-on Inc.	6.125%	9/1/21	3,700	4,494
Sonoco Products Co.	4.375%	11/1/21	745	801
Sonoco Products Co.	5.750%	11/1/40	6,600	7,890
Spirit AeroSystems Inc.	5.250%	3/15/22	600	629
Spirit AeroSystems Inc.	3.850%	6/15/26	3,600	3,730
Stanley Black & Decker Inc.	2.451%	11/17/18	2,150	2,197
Stanley Black & Decker Inc.	3.400%	12/1/21	4,340	4,644
Stanley Black & Decker Inc.	2.900%	11/1/22	1,881	1,983
Stanley Black & Decker Inc.	5.200%	9/1/40	3,428	4,056
Textron Inc.	5.600%	12/1/17	1,895	1,993
Textron Inc.	7.250%	10/1/19	4,140	4,744
Textron Inc.	4.300%	3/1/24	3,725	4,037
Textron Inc.	3.875%	3/1/25	6,335	6,688
Textron Inc.	4.000%	3/15/26	3,000	3,169
Timken CO	3.875%	9/1/24	1,000	1,014
Tyco International Finance SA	3.900%	2/14/26	3,377	3,628
Tyco International Finance SA	5.125%	9/14/45	400	462
United Technologies Corp.	1.800%	6/1/17	3,221	3,245
United Technologies Corp.	5.375%	12/15/17	10,376	11,041
United Technologies Corp.	6.125%	2/1/19	2,420	2,718
United Technologies Corp.	4.500%	4/15/20	29,953	33,375
United Technologies Corp.	3.100%	6/1/22	12,956	13,811
United Technologies Corp.	6.700%	8/1/28	2,397	3,227
United Technologies Corp.	7.500%	9/15/29	4,821	7,106
United Technologies Corp.	5.400%	5/1/35	7,075	8,729
United Technologies Corp.	6.050%	6/1/36	4,912	6,545
United Technologies Corp.	6.125%	7/15/38	6,796	9,315
United Technologies Corp.	5.700%	4/15/40	10,545	13,843
United Technologies Corp.	4.500%	6/1/42	41,583	47,708
United Technologies Corp.	4.150%	5/15/45	4,000	4,394
Valmont Industries Inc.	6.625%	4/20/20	140	158
Valmont Industries Inc.	5.000%	10/1/44	1,900	1,764
Valmont Industries Inc.	5.250%	10/1/54	4,550	4,101
Vulcan Materials Co.	7.500%	6/15/21	5,290	6,359
Vulcan Materials Co.	4.500%	4/1/25	4,200	4,486
Waste Management Inc.	2.600%	9/1/16	7,250	7,267
Waste Management Inc.	6.100%	3/15/18	450	488
Waste Management Inc.	4.750%	6/30/20	9,824	11,013
Waste Management Inc.	4.600%	3/1/21	9,470	10,508
Waste Management Inc.	2.400%	5/15/23	10,750	10,883
Waste Management Inc.	3.500%	5/15/24	2,600	2,809
Waste Management Inc.	3.125%	3/1/25	3,500	3,679
Waste Management Inc.	3.900%	3/1/35	2,002	2,111
Waste Management Inc.	4.100%	3/1/45	5,759	6,283
WW Grainger Inc.	4.600%	6/15/45	15,600	18,539
WW Grainger Inc.	3.750%	5/15/46	5,125	5,291
Xylem Inc.	4.875%	10/1/21	150	164

56

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Communication (2.6%)
21st Century Fox America Inc.	8.000%	10/17/16	3,830	3,904
21st Century Fox America Inc.	7.250%	5/18/18	165	182
21st Century Fox America Inc.	6.900%	3/1/19	3,045	3,456
21st Century Fox America Inc.	5.650%	8/15/20	4,701	5,388
21st Century Fox America Inc.	4.500%	2/15/21	7,900	8,812
21st Century Fox America Inc.	3.000%	9/15/22	3,250	3,392
21st Century Fox America Inc.	3.700%	9/15/24	1,275	1,379
21st Century Fox America Inc.	3.700%	10/15/25	4,900	5,302
21st Century Fox America Inc.	7.700%	10/30/25	1,225	1,698
21st Century Fox America Inc.	6.550%	3/15/33	13,365	16,823
21st Century Fox America Inc.	6.200%	12/15/34	15,141	18,838
21st Century Fox America Inc.	6.400%	12/15/35	24,265	30,848
21st Century Fox America Inc.	8.150%	10/17/36	2,075	2,931
21st Century Fox America Inc.	6.150%	3/1/37	10,123	12,585
21st Century Fox America Inc.	6.650%	11/15/37	760	997
21st Century Fox America Inc.	6.900%	8/15/39	7,648	10,237
21st Century Fox America Inc.	6.150%	2/15/41	4,198	5,249
21st Century Fox America Inc.	5.400%	10/1/43	10,250	12,043
21st Century Fox America Inc.	4.750%	9/15/44	8,050	8,915
21st Century Fox America Inc.	4.950%	10/15/45	502	570
21st Century Fox America Inc.	7.750%	12/1/45	5,160	7,488
America Movil SAB de CV	5.625%	11/15/17	6,550	6,891
America Movil SAB de CV	5.000%	10/16/19	2,125	2,323
America Movil SAB de CV	5.000%	3/30/20	8,325	9,202
America Movil SAB de CV	3.125%	7/16/22	36,000	36,820
America Movil SAB de CV	6.375%	3/1/35	21,517	26,328
America Movil SAB de CV	6.125%	11/15/37	4,568	5,440
America Movil SAB de CV	6.125%	3/30/40	14,600	17,677
America Movil SAB de CV	4.375%	7/16/42	10,175	10,248
American Tower Corp.	4.500%	1/15/18	20,740	21,635
American Tower Corp.	3.400%	2/15/19	3,325	3,462
American Tower Corp.	2.800%	6/1/20	6,675	6,828
American Tower Corp.	5.050%	9/1/20	5,025	5,588
American Tower Corp.	3.300%	2/15/21	3,052	3,180
American Tower Corp.	3.450%	9/15/21	18,125	18,803
American Tower Corp.	5.900%	11/1/21	7,025	8,176
American Tower Corp.	3.500%	1/31/23	18,825	19,488
American Tower Corp.	5.000%	2/15/24	11,150	12,596
American Tower Corp.	4.000%	6/1/25	5,465	5,817
American Tower Corp.	4.400%	2/15/26	2,000	2,170
Ameritech Capital Funding Corp.	6.550%	1/15/28	445	534
AT&T Corp.	8.250%	11/15/31	18,084	26,220
AT&T Inc.	1.400%	12/1/17	2,150	2,153
AT&T Inc.	5.500%	2/1/18	6,171	6,573
AT&T Inc.	5.600%	5/15/18	8,995	9,676
AT&T Inc.	2.375%	11/27/18	18,990	19,400
AT&T Inc.	5.800%	2/15/19	28,560	31,671
AT&T Inc.	2.300%	3/11/19	6,242	6,369
AT&T Inc.	5.875%	10/1/19	25,645	29,033
AT&T Inc.	5.200%	3/15/20	16,889	19,117
AT&T Inc.	2.450%	6/30/20	41,300	42,131
AT&T Inc.	4.600%	2/15/21	13,727	15,060
AT&T Inc.	2.800%	2/17/21	24,500	25,117
AT&T Inc.	5.000%	3/1/21	11,328	12,685
AT&T Inc.	4.450%	5/15/21	3,000	3,296
AT&T Inc.	3.875%	8/15/21	23,823	25,642
AT&T Inc.	3.000%	2/15/22	12,461	12,711
AT&T Inc.	3.800%	3/15/22	21,601	23,008
AT&T Inc.	3.000%	6/30/22	26,900	27,594
AT&T Inc.	2.625%	12/1/22	17,204	17,267
AT&T Inc.	3.600%	2/17/23	27,025	28,280
AT&T Inc.	4.450%	4/1/24	4,675	5,138

57

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AT&T Inc.	3.950%	1/15/25	32,910	34,928
	AT&T Inc.	3.400%	5/15/25	9,150	9,343
	AT&T Inc.	4.125%	2/17/26	7,800	8,383
	AT&T Inc.	6.450%	6/15/34	8,835	10,588
	AT&T Inc.	6.150%	9/15/34	100	117
	AT&T Inc.	4.500%	5/15/35	17,900	18,291
	AT&T Inc.	6.500%	9/1/37	15,028	18,492
	AT&T Inc.	6.300%	1/15/38	11,300	13,595
	AT&T Inc.	6.400%	5/15/38	6,945	8,418
	AT&T Inc.	6.550%	2/15/39	27,599	34,177
	AT&T Inc.	6.350%	3/15/40	11,125	13,285
	AT&T Inc.	6.000%	8/15/40	9,547	11,174
	AT&T Inc.	5.350%	9/1/40	43,493	47,356
	AT&T Inc.	6.375%	3/1/41	8,132	9,905
	AT&T Inc.	5.550%	8/15/41	6,335	7,105
	AT&T Inc.	5.150%	3/15/42	28,534	30,798
	AT&T Inc.	4.300%	12/15/42	18,950	18,144
	AT&T Inc.	4.800%	6/15/44	28,690	29,546
	AT&T Inc.	4.350%	6/15/45	12,011	11,517
	AT&T Inc.	4.750%	5/15/46	16,344	16,796
	AT&T Inc.	5.650%	2/15/47	5,000	5,732
	AT&T Mobility LLC	7.125%	12/15/31	7,865	10,348
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	7,565	9,671
	Bellsouth Capital Funding Corp.	7.120%	7/15/97	350	414
	BellSouth LLC	6.875%	10/15/31	7,765	9,321
	BellSouth LLC	6.550%	6/15/34	2,805	3,309
	BellSouth LLC	6.000%	11/15/34	2,262	2,546
	BellSouth Telecommunications LLC	6.375%	6/1/28	6,748	8,108
	BellSouth Telecommunications LLC	6.650%	12/15/95	555	654
	British Telecommunications plc	5.950%	1/15/18	18,400	19,704
	British Telecommunications plc	2.350%	2/14/19	2,700	2,760
	British Telecommunications plc	9.375%	12/15/30	8,275	12,818
	CBS Corp.	1.950%	7/1/17	1,025	1,032
	CBS Corp.	4.625%	5/15/18	4,924	5,196
	CBS Corp.	2.300%	8/15/19	6,360	6,465
	CBS Corp.	5.750%	4/15/20	12,060	13,714
	CBS Corp.	4.300%	2/15/21	7,575	8,240
	CBS Corp.	3.375%	3/1/22	6,437	6,717
	CBS Corp.	3.700%	8/15/24	3,775	3,965
	CBS Corp.	4.000%	1/15/26	5,509	5,885
	CBS Corp.	7.875%	7/30/30	2,339	3,321
	CBS Corp.	5.500%	5/15/33	668	744
	CBS Corp.	5.900%	10/15/40	1,425	1,625
	CBS Corp.	4.850%	7/1/42	3,443	3,493
	CBS Corp.	4.900%	8/15/44	7,974	8,155
	CBS Corp.	4.600%	1/15/45	7,650	7,527
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	11,001	11,719
7	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.579%	7/23/20	22,975	24,020
7	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.464%	7/23/22	18,525	19,916
7	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.908%	7/23/25	41,990	45,741
7	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.384%	10/23/35	17,540	20,684
7	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.484%	10/23/45	37,605	44,870
7	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.834%	10/23/55	4,600	5,453
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,156	10,188
	Comcast Corp.	6.300%	11/15/17	38,953	41,845
	Comcast Corp.	5.875%	2/15/18	21,618	23,290
	Comcast Corp.	5.700%	5/15/18	9,062	9,840
	Comcast Corp.	5.700%	7/1/19	7,575	8,559

58

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	5.150%	3/1/20	9,043	10,225
Comcast Corp.	3.125%	7/15/22	3,654	3,905
Comcast Corp.	2.850%	1/15/23	250	263
Comcast Corp.	2.750%	3/1/23	8,825	9,228
Comcast Corp.	3.600%	3/1/24	1,125	1,233
Comcast Corp.	3.375%	2/15/25	6,132	6,622
Comcast Corp.	3.375%	8/15/25	11,750	12,667
Comcast Corp.	3.150%	3/1/26	9,929	10,554
Comcast Corp.	4.250%	1/15/33	15,572	17,188
Comcast Corp.	7.050%	3/15/33	3,152	4,418
Comcast Corp.	4.200%	8/15/34	9,850	10,821
Comcast Corp.	5.650%	6/15/35	3,671	4,702
Comcast Corp.	4.400%	8/15/35	7,500	8,409
Comcast Corp.	6.500%	11/15/35	17,200	23,573
Comcast Corp.	6.450%	3/15/37	9,606	13,225
Comcast Corp.	6.950%	8/15/37	12,076	17,423
Comcast Corp.	6.400%	5/15/38	15,421	21,188
Comcast Corp.	6.550%	7/1/39	2,436	3,409
Comcast Corp.	6.400%	3/1/40	1,800	2,511
Comcast Corp.	4.650%	7/15/42	21,722	24,942
Comcast Corp.	4.500%	1/15/43	7,650	8,578
Comcast Corp.	4.750%	3/1/44	6,840	7,981
Comcast Corp.	4.600%	8/15/45	17,325	19,911
Crown Castle International Corp.	3.400%	2/15/21	14,250	14,891
Crown Castle International Corp.	4.875%	4/15/22	6,800	7,463
Crown Castle International Corp.	5.250%	1/15/23	14,150	15,883
Crown Castle International Corp.	4.450%	2/15/26	15,100	16,384
Crown Castle International Corp.	3.700%	6/15/26	11,925	12,280
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,965	5,531
Deutsche Telekom International Finance BV	6.000%	7/8/19	11,075	12,491
Deutsche Telekom International Finance BV	8.750%	6/15/30	38,770	58,633
Deutsche Telekom International Finance BV	9.250%	6/1/32	600	957
Discovery Communications LLC	5.050%	6/1/20	9,925	10,852
Discovery Communications LLC	4.375%	6/15/21	4,925	5,287
Discovery Communications LLC	3.300%	5/15/22	6,850	6,944
Discovery Communications LLC	3.250%	4/1/23	2,500	2,444
Discovery Communications LLC	3.450%	3/15/25	3,950	3,836
Discovery Communications LLC	4.900%	3/11/26	10,500	11,126
Discovery Communications LLC	6.350%	6/1/40	295	307
Discovery Communications LLC	4.950%	5/15/42	12,075	10,486
Discovery Communications LLC	4.875%	4/1/43	973	878
Electronic Arts Inc.	3.700%	3/1/21	5,200	5,488
Grupo Televisa SAB	6.625%	3/18/25	3,439	4,214
Grupo Televisa SAB	4.625%	1/30/26	2,550	2,757
Grupo Televisa SAB	8.500%	3/11/32	535	686
Grupo Televisa SAB	6.625%	1/15/40	7,918	8,951
Grupo Televisa SAB	5.000%	5/13/45	7,400	7,053
Grupo Televisa SAB	6.125%	1/31/46	13,367	14,479
GTE Corp.	6.940%	4/15/28	13,105	16,945
Historic TW Inc.	9.150%	2/1/23	8,925	11,995
Historic TW Inc.	6.625%	5/15/29	7,355	9,545
Interpublic Group of Cos. Inc.	3.750%	2/15/23	6,300	6,595
Interpublic Group of Cos. Inc.	4.200%	4/15/24	16,600	17,799
Koninklijke KPN NV	8.375%	10/1/30	6,321	8,811
Moody's Corp.	2.750%	7/15/19	3,404	3,518
Moody's Corp.	5.500%	9/1/20	1,000	1,134
Moody's Corp.	4.500%	9/1/22	15,750	17,533
Moody's Corp.	4.875%	2/15/24	6,335	7,209
Moody's Corp.	5.250%	7/15/44	8,175	9,952
NBCUniversal Media LLC	5.150%	4/30/20	14,730	16,698
NBCUniversal Media LLC	4.375%	4/1/21	20,420	22,764
NBCUniversal Media LLC	2.875%	1/15/23	22,820	23,972
NBCUniversal Media LLC	6.400%	4/30/40	23,725	32,904
NBCUniversal Media LLC	5.950%	4/1/41	7,883	10,489

59

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NBCUniversal Media LLC	4.450%	1/15/43	14,305	15,946
New Cingular Wireless Services Inc.	8.750%	3/1/31	695	1,038
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,140	2,146
Omnicom Group Inc.	6.250%	7/15/19	520	592
Omnicom Group Inc.	4.450%	8/15/20	21,640	23,880
Omnicom Group Inc.	3.625%	5/1/22	24,678	26,252
Omnicom Group Inc.	3.650%	11/1/24	10,653	11,276
Omnicom Group Inc.	3.600%	4/15/26	6,000	6,269
Orange SA	2.750%	2/6/19	1,875	1,934
Orange SA	5.375%	7/8/19	9,559	10,613
Orange SA	4.125%	9/14/21	23,300	25,701
Orange SA	9.000%	3/1/31	22,269	34,363
Orange SA	5.375%	1/13/42	12,685	15,554
Orange SA	5.500%	2/6/44	8,511	10,617
Pacific Bell Telephone Co.	7.125%	3/15/26	625	803
Qwest Corp.	6.750%	12/1/21	13,624	14,738
Qwest Corp.	7.250%	9/15/25	1,360	1,451
Qwest Corp.	6.875%	9/15/33	26,420	25,892
Qwest Corp.	7.125%	11/15/43	13,910	13,510
RELX Capital Inc.	3.125%	10/15/22	18,518	18,869
Rogers Communications Inc.	6.800%	8/15/18	29,611	32,801
Rogers Communications Inc.	3.000%	3/15/23	3,425	3,546
Rogers Communications Inc.	7.500%	8/15/38	1,278	1,741
Rogers Communications Inc.	4.500%	3/15/43	3,648	3,866
Rogers Communications Inc.	5.000%	3/15/44	15,309	17,332
S&P Global Inc.	5.900%	11/15/17	3,505	3,704
S&P Global Inc.	2.500%	8/15/18	4,175	4,261
S&P Global Inc.	3.300%	8/14/20	6,125	6,409
S&P Global Inc.	4.000%	6/15/25	5,375	5,870
S&P Global Inc.	4.400%	2/15/26	10,900	12,240
S&P Global Inc.	6.550%	11/15/37	6,950	8,459
Scripps Networks Interactive Inc.	2.750%	11/15/19	5,850	5,970
Scripps Networks Interactive Inc.	2.800%	6/15/20	5,375	5,461
Scripps Networks Interactive Inc.	3.500%	6/15/22	9,100	9,475
Scripps Networks Interactive Inc.	3.900%	11/15/24	2,875	3,023
TCI Communications Inc.	7.875%	2/15/26	4,968	7,113
TCI Communications Inc.	7.125%	2/15/28	2,022	2,812
Telefonica Emisiones SAU	6.221%	7/3/17	201	210
Telefonica Emisiones SAU	3.192%	4/27/18	18,650	18,875
Telefonica Emisiones SAU	5.877%	7/15/19	9,193	10,184
Telefonica Emisiones SAU	5.134%	4/27/20	8,605	9,541
Telefonica Emisiones SAU	5.462%	2/16/21	11,839	13,528
Telefonica Emisiones SAU	4.570%	4/27/23	14,075	15,568
Telefonica Emisiones SAU	7.045%	6/20/36	19,216	24,689
Telefonica Europe BV	8.250%	9/15/30	15,427	22,223
Thomson Reuters Corp.	1.650%	9/29/17	8,125	8,159
Thomson Reuters Corp.	4.700%	10/15/19	1,850	2,012
Thomson Reuters Corp.	4.300%	11/23/23	9,308	10,223
Thomson Reuters Corp.	3.850%	9/29/24	7,050	7,508
Thomson Reuters Corp.	3.350%	5/15/26	5,100	5,223
Thomson Reuters Corp.	5.500%	8/15/35	8,375	9,215
Thomson Reuters Corp.	5.850%	4/15/40	6,375	7,419
Thomson Reuters Corp.	4.500%	5/23/43	1,925	1,925
Thomson Reuters Corp.	5.650%	11/23/43	15,200	17,911
Time Warner Cable Inc.	6.750%	7/1/18	30,969	33,970
Time Warner Cable Inc.	8.750%	2/14/19	11,202	13,077
Time Warner Cable Inc.	8.250%	4/1/19	12,826	14,892
Time Warner Cable Inc.	5.000%	2/1/20	16,735	18,195
Time Warner Cable Inc.	4.125%	2/15/21	1,850	1,960
Time Warner Cable Inc.	4.000%	9/1/21	12,325	13,083
Time Warner Cable Inc.	6.550%	5/1/37	12,321	14,415
Time Warner Cable Inc.	7.300%	7/1/38	13,000	16,327
Time Warner Cable Inc.	6.750%	6/15/39	13,825	16,462
Time Warner Cable Inc.	5.875%	11/15/40	21,563	23,488

60

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	5.500%	9/1/41	9,250	9,713
Time Warner Cable Inc.	4.500%	9/15/42	12,800	11,936
Time Warner Cos. Inc.	7.570%	2/1/24	1,680	2,136
Time Warner Cos. Inc.	6.950%	1/15/28	7,912	10,251
Time Warner Entertainment Co. LP	8.375%	7/15/33	6,975	9,377
Time Warner Inc.	2.100%	6/1/19	12,155	12,360
Time Warner Inc.	4.875%	3/15/20	6,505	7,203
Time Warner Inc.	4.700%	1/15/21	7,920	8,836
Time Warner Inc.	4.750%	3/29/21	14,990	16,825
Time Warner Inc.	4.000%	1/15/22	3,200	3,456
Time Warner Inc.	3.400%	6/15/22	100	105
Time Warner Inc.	4.050%	12/15/23	550	605
Time Warner Inc.	3.550%	6/1/24	7,375	7,816
Time Warner Inc.	3.600%	7/15/25	20,250	21,476
Time Warner Inc.	3.875%	1/15/26	19,450	20,976
Time Warner Inc.	7.625%	4/15/31	14,810	20,321
Time Warner Inc.	7.700%	5/1/32	12,659	17,646
Time Warner Inc.	6.500%	11/15/36	6,250	7,787
Time Warner Inc.	6.200%	3/15/40	4,895	6,064
Time Warner Inc.	6.100%	7/15/40	10,976	13,350
Time Warner Inc.	6.250%	3/29/41	12,090	15,221
Time Warner Inc.	5.375%	10/15/41	2,475	2,844
Time Warner Inc.	4.900%	6/15/42	500	534
Time Warner Inc.	5.350%	12/15/43	7,860	8,984
Time Warner Inc.	4.650%	6/1/44	8,695	9,153
Time Warner Inc.	4.850%	7/15/45	3,152	3,425
Verizon Communications Inc.	1.100%	11/1/17	2,800	2,799
Verizon Communications Inc.	5.500%	2/15/18	22,890	24,497
Verizon Communications Inc.	6.100%	4/15/18	5,614	6,098
Verizon Communications Inc.	3.650%	9/14/18	53,305	56,042
Verizon Communications Inc.	2.625%	2/21/20	18,849	19,505
Verizon Communications Inc.	4.500%	9/15/20	29,790	33,071
Verizon Communications Inc.	3.450%	3/15/21	12,545	13,482
Verizon Communications Inc.	4.600%	4/1/21	13,400	15,049
Verizon Communications Inc.	3.000%	11/1/21	10,435	10,974
Verizon Communications Inc.	3.500%	11/1/21	17,590	18,922
Verizon Communications Inc.	2.450%	11/1/22	23,750	23,983
Verizon Communications Inc.	5.150%	9/15/23	72,965	85,069
Verizon Communications Inc.	4.150%	3/15/24	18,460	20,341
Verizon Communications Inc.	3.500%	11/1/24	12,424	13,241
Verizon Communications Inc.	7.750%	12/1/30	14,176	19,943
Verizon Communications Inc.	6.400%	9/15/33	4,350	5,557
Verizon Communications Inc.	5.050%	3/15/34	13,325	14,797
Verizon Communications Inc.	4.400%	11/1/34	34,662	35,860
Verizon Communications Inc.	5.850%	9/15/35	10,467	12,682
Verizon Communications Inc.	4.272%	1/15/36	20,915	21,427
Verizon Communications Inc.	6.250%	4/1/37	6,991	8,772
Verizon Communications Inc.	6.400%	2/15/38	9,302	11,729
Verizon Communications Inc.	6.900%	4/15/38	14,345	19,094
Verizon Communications Inc.	7.350%	4/1/39	8,809	12,282
Verizon Communications Inc.	6.000%	4/1/41	24,690	30,741
Verizon Communications Inc.	4.750%	11/1/41	8,060	8,669
Verizon Communications Inc.	3.850%	11/1/42	6,095	5,758
Verizon Communications Inc.	6.550%	9/15/43	41,627	56,235
Verizon Communications Inc.	4.862%	8/21/46	38,994	42,404
Verizon Communications Inc.	4.522%	9/15/48	39,798	41,479
Verizon Communications Inc.	5.012%	8/21/54	59,466	63,192
Verizon Communications Inc.	4.672%	3/15/55	50,660	50,957
Viacom Inc.	6.125%	10/5/17	6,415	6,763
Viacom Inc.	2.500%	9/1/18	440	446
Viacom Inc.	2.200%	4/1/19	12,100	12,127
Viacom Inc.	5.625%	9/15/19	20,325	22,383
Viacom Inc.	3.875%	12/15/21	3,450	3,623
Viacom Inc.	4.250%	9/1/23	2,364	2,455

61

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Viacom Inc.	3.875%	4/1/24	4,040	4,118
Viacom Inc.	4.850%	12/15/34	5,100	4,728
Viacom Inc.	6.875%	4/30/36	19,236	21,116
Viacom Inc.	4.500%	2/27/42	3,375	2,792
Viacom Inc.	4.375%	3/15/43	5,578	4,490
Viacom Inc.	5.850%	9/1/43	6,365	6,371
Viacom Inc.	5.250%	4/1/44	9,950	9,234
Vodafone Group plc	1.250%	9/26/17	21,565	21,567
Vodafone Group plc	1.500%	2/19/18	3,150	3,152
Vodafone Group plc	4.625%	7/15/18	210	223
Vodafone Group plc	5.450%	6/10/19	8,215	9,088
Vodafone Group plc	4.375%	3/16/21	3,025	3,326
Vodafone Group plc	2.500%	9/26/22	6,775	6,685
Vodafone Group plc	2.950%	2/19/23	9,885	10,019
Vodafone Group plc	7.875%	2/15/30	880	1,177
Vodafone Group plc	6.250%	11/30/32	7,425	8,657
Vodafone Group plc	6.150%	2/27/37	10,288	11,947
Vodafone Group plc	4.375%	2/19/43	27,470	26,125
Walt Disney Co.	1.100%	12/1/17	5,739	5,763
Walt Disney Co.	5.875%	12/15/17	5,375	5,750
Walt Disney Co.	1.650%	1/8/19	2,000	2,037
Walt Disney Co.	1.850%	5/30/19	8,899	9,101
Walt Disney Co.	2.150%	9/17/20	4,000	4,136
Walt Disney Co.	2.300%	2/12/21	5,475	5,698
Walt Disney Co.	2.750%	8/16/21	11,318	12,056
Walt Disney Co.	2.550%	2/15/22	9,806	10,265
Walt Disney Co.	2.350%	12/1/22	6,168	6,371
Walt Disney Co.	3.150%	9/17/25	5,400	5,917
Walt Disney Co.	3.000%	2/13/26	14,050	15,125
Walt Disney Co.	7.000%	3/1/32	2,843	4,098
Walt Disney Co.	4.375%	8/16/41	3,835	4,468
Walt Disney Co.	4.125%	12/1/41	13,425	15,090
Walt Disney Co.	3.700%	12/1/42	6,104	6,484
Walt Disney Co.	4.125%	6/1/44	12,975	14,680
WPP Finance 2010	4.750%	11/21/21	14,204	15,790
WPP Finance 2010	3.625%	9/7/22	11,006	11,662
WPP Finance 2010	3.750%	9/19/24	2,700	2,865
WPP Finance 2010	5.625%	11/15/43	2,250	2,611
Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	4.500%	1/15/22	2,525	2,714
Advance Auto Parts Inc.	4.500%	12/1/23	5,221	5,610
Alibaba Group Holding Ltd.	1.625%	11/28/17	14,145	14,178
Alibaba Group Holding Ltd.	2.500%	11/28/19	26,125	26,428
Alibaba Group Holding Ltd.	3.125%	11/28/21	12,590	12,938
Alibaba Group Holding Ltd.	3.600%	11/28/24	13,400	13,767
Alibaba Group Holding Ltd.	4.500%	11/28/34	7,650	8,023
Amazon.com Inc.	1.200%	11/29/17	5,265	5,286
Amazon.com Inc.	2.600%	12/5/19	16,829	17,555
Amazon.com Inc.	3.300%	12/5/21	9,800	10,569
Amazon.com Inc.	2.500%	11/29/22	7,538	7,803
Amazon.com Inc.	3.800%	12/5/24	6,730	7,534
Amazon.com Inc.	4.800%	12/5/34	17,797	20,947
Amazon.com Inc.	4.950%	12/5/44	15,025	18,343
American Honda Finance Corp.	1.200%	7/14/17	5,499	5,510
American Honda Finance Corp.	1.550%	12/11/17	14,198	14,323
American Honda Finance Corp.	1.600%	7/13/18	5,700	5,764
American Honda Finance Corp.	2.125%	10/10/18	7,998	8,204
American Honda Finance Corp.	2.250%	8/15/19	9,975	10,283
American Honda Finance Corp.	2.450%	9/24/20	20,267	21,054
Automatic Data Processing Inc.	2.250%	9/15/20	9,826	10,213
Automatic Data Processing Inc.	3.375%	9/15/25	6,800	7,394
AutoNation Inc.	6.750%	4/15/18	2,600	2,789
AutoNation Inc.	5.500%	2/1/20	2,375	2,596

62

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AutoNation Inc.	3.350%	1/15/21	2,905	2,971
AutoNation Inc.	4.500%	10/1/25	4,250	4,488
AutoZone Inc.	7.125%	8/1/18	7,950	8,847
AutoZone Inc.	2.500%	4/15/21	3,605	3,673
AutoZone Inc.	3.700%	4/15/22	10,136	10,802
AutoZone Inc.	2.875%	1/15/23	3,760	3,834
AutoZone Inc.	3.125%	7/15/23	375	388
AutoZone Inc.	3.250%	4/15/25	2,775	2,888
AutoZone Inc.	3.125%	4/21/26	3,910	4,010
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,590	1,600
Bed Bath & Beyond Inc.	4.915%	8/1/34	2,350	2,183
Bed Bath & Beyond Inc.	5.165%	8/1/44	8,575	7,553
Best Buy Co. Inc.	5.500%	3/15/21	2,116	2,243
Block Financial LLC	4.125%	10/1/20	5,375	5,541
Block Financial LLC	5.500%	11/1/22	2,400	2,593
Block Financial LLC	5.250%	10/1/25	9,475	9,944
BorgWarner Inc.	4.625%	9/15/20	1,000	1,085
BorgWarner Inc.	3.375%	3/15/25	3,000	3,068
BorgWarner Inc.	4.375%	3/15/45	5,615	5,785
Brinker International Inc.	2.600%	5/15/18	5,925	5,988
Brinker International Inc.	3.875%	5/15/23	7,400	7,480
Carnival Corp.	1.875%	12/15/17	1,950	1,968
Carnival Corp.	3.950%	10/15/20	4,050	4,378
Coach Inc.	4.250%	4/1/25	4,925	5,064
Costco Wholesale Corp.	1.125%	12/15/17	3,854	3,873
Costco Wholesale Corp.	1.700%	12/15/19	7,918	8,101
Costco Wholesale Corp.	1.750%	2/15/20	5,475	5,581
Costco Wholesale Corp.	2.250%	2/15/22	2,000	2,060
Cummins Inc.	3.650%	10/1/23	4,425	4,798
Cummins Inc.	7.125%	3/1/28	1,250	1,755
Cummins Inc.	4.875%	10/1/43	5,850	6,745
CVS Health Corp.	1.900%	7/20/18	26,960	27,370
CVS Health Corp.	2.250%	12/5/18	21,450	21,946
CVS Health Corp.	2.250%	8/12/19	19,480	20,008
CVS Health Corp.	2.800%	7/20/20	25,700	26,766
CVS Health Corp.	2.125%	6/1/21	15,000	15,198
CVS Health Corp.	3.500%	7/20/22	13,875	14,937
CVS Health Corp.	2.750%	12/1/22	15,235	15,740
CVS Health Corp.	4.750%	12/1/22	5,000	5,702
CVS Health Corp.	4.000%	12/5/23	9,854	10,894
CVS Health Corp.	3.375%	8/12/24	14,060	14,973
CVS Health Corp.	5.000%	12/1/24	6,700	7,794
CVS Health Corp.	3.875%	7/20/25	24,102	26,553
CVS Health Corp.	2.875%	6/1/26	17,100	17,470
CVS Health Corp.	5.300%	12/5/43	12,295	15,267
CVS Health Corp.	5.125%	7/20/45	39,250	48,646
Daimler Finance North America LLC	8.500%	1/18/31	13,342	21,625
Delphi Automotive plc	3.150%	11/19/20	7,750	8,028
Delphi Automotive plc	4.250%	1/15/26	9,250	10,078
Delphi Corp.	4.150%	3/15/24	7,020	7,508
Dollar General Corp.	4.125%	7/15/17	1,150	1,183
Dollar General Corp.	3.250%	4/15/23	10,170	10,466
Dollar General Corp.	4.150%	11/1/25	2,200	2,409
eBay Inc.	1.350%	7/15/17	11,881	11,903
eBay Inc.	2.500%	3/9/18	3,250	3,318
eBay Inc.	2.200%	8/1/19	10,925	11,162
eBay Inc.	3.250%	10/15/20	5,380	5,627
eBay Inc.	2.875%	8/1/21	7,390	7,634
eBay Inc.	3.800%	3/9/22	5,000	5,284
eBay Inc.	2.600%	7/15/22	6,675	6,604
eBay Inc.	3.450%	8/1/24	7,900	8,082
eBay Inc.	4.000%	7/15/42	6,333	5,352
Expedia Inc.	7.456%	8/15/18	2,650	2,937
Expedia Inc.	5.950%	8/15/20	7,546	8,446

63

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Expedia Inc.	4.500%	8/15/24	4,855	4,976
7	Expedia Inc.	5.000%	2/15/26	10,775	11,196
	Ford Holdings LLC	9.300%	3/1/30	4,125	5,831
	Ford Motor Co.	6.625%	10/1/28	5,546	7,002
	Ford Motor Co.	6.375%	2/1/29	6,944	8,441
	Ford Motor Co.	7.450%	7/16/31	22,161	29,608
	Ford Motor Co.	4.750%	1/15/43	4,770	5,012
	Ford Motor Co.	7.400%	11/1/46	6,325	8,882
	Ford Motor Credit Co. LLC	4.250%	2/3/17	10,050	10,213
	Ford Motor Credit Co. LLC	1.461%	3/27/17	2,200	2,206
	Ford Motor Credit Co. LLC	3.000%	6/12/17	12,450	12,624
	Ford Motor Credit Co. LLC	6.625%	8/15/17	18,693	19,733
	Ford Motor Credit Co. LLC	1.724%	12/6/17	10,900	10,922
	Ford Motor Credit Co. LLC	2.145%	1/9/18	1,500	1,513
	Ford Motor Credit Co. LLC	2.375%	1/16/18	11,113	11,251
	Ford Motor Credit Co. LLC	5.000%	5/15/18	23,920	25,326
	Ford Motor Credit Co. LLC	2.875%	10/1/18	8,195	8,409
	Ford Motor Credit Co. LLC	2.551%	10/5/18	13,500	13,737
	Ford Motor Credit Co. LLC	2.375%	3/12/19	24,095	24,422
	Ford Motor Credit Co. LLC	2.597%	11/4/19	10,200	10,430
	Ford Motor Credit Co. LLC	8.125%	1/15/20	18,545	22,081
	Ford Motor Credit Co. LLC	2.459%	3/27/20	1,500	1,511
	Ford Motor Credit Co. LLC	3.157%	8/4/20	2,286	2,362
	Ford Motor Credit Co. LLC	3.200%	1/15/21	16,925	17,380
	Ford Motor Credit Co. LLC	5.750%	2/1/21	24,550	27,911
	Ford Motor Credit Co. LLC	3.336%	3/18/21	14,550	15,101
	Ford Motor Credit Co. LLC	5.875%	8/2/21	21,379	24,504
	Ford Motor Credit Co. LLC	3.219%	1/9/22	6,400	6,564
	Ford Motor Credit Co. LLC	4.250%	9/20/22	8,890	9,585
	Ford Motor Credit Co. LLC	4.375%	8/6/23	14,695	15,941
	Ford Motor Credit Co. LLC	3.664%	9/8/24	4,575	4,731
	Ford Motor Credit Co. LLC	4.134%	8/4/25	11,600	12,443
	Ford Motor Credit Co. LLC	4.389%	1/8/26	10,000	10,921
	General Motors Co.	3.500%	10/2/18	8,825	9,079
	General Motors Co.	4.875%	10/2/23	15,065	16,007
	General Motors Co.	4.000%	4/1/25	4,581	4,615
	General Motors Co.	5.000%	4/1/35	11,230	11,230
	General Motors Co.	6.600%	4/1/36	4,380	5,059
	General Motors Co.	6.250%	10/2/43	11,245	12,538
	General Motors Co.	5.200%	4/1/45	26,737	26,650
	General Motors Co.	6.750%	4/1/46	10,545	12,575
	General Motors Financial Co. Inc.	2.625%	7/10/17	3,515	3,541
	General Motors Financial Co. Inc.	4.750%	8/15/17	6,518	6,762
	General Motors Financial Co. Inc.	3.000%	9/25/17	2,216	2,252
	General Motors Financial Co. Inc.	3.250%	5/15/18	5,615	5,720
	General Motors Financial Co. Inc.	6.750%	6/1/18	9,000	9,754
	General Motors Financial Co. Inc.	3.100%	1/15/19	16,850	17,166
	General Motors Financial Co. Inc.	2.400%	5/9/19	10,500	10,513
	General Motors Financial Co. Inc.	3.500%	7/10/19	11,434	11,791
	General Motors Financial Co. Inc.	3.150%	1/15/20	10,225	10,340
	General Motors Financial Co. Inc.	3.200%	7/13/20	36,575	36,529
	General Motors Financial Co. Inc.	3.700%	11/24/20	15,120	15,536
	General Motors Financial Co. Inc.	4.200%	3/1/21	14,500	15,225
	General Motors Financial Co. Inc.	3.200%	7/6/21	13,000	13,033
	General Motors Financial Co. Inc.	4.375%	9/25/21	5,600	5,901
	General Motors Financial Co. Inc.	3.450%	4/10/22	9,077	9,054
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,000	10,063
	General Motors Financial Co. Inc.	4.250%	5/15/23	8,407	8,617
	General Motors Financial Co. Inc.	4.000%	1/15/25	10,425	10,542
	General Motors Financial Co. Inc.	4.300%	7/13/25	9,214	9,460
	General Motors Financial Co. Inc.	5.250%	3/1/26	8,300	8,964
	Harley-Davidson Inc.	3.500%	7/28/25	5,325	5,712
	Harley-Davidson Inc.	4.625%	7/28/45	5,660	6,324
	Harman International Industries Inc.	4.150%	5/15/25	4,075	4,251

64

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	2.000%	6/15/19	8,050	8,277
Home Depot Inc.	3.950%	9/15/20	4,825	5,299
Home Depot Inc.	2.000%	4/1/21	8,675	8,900
Home Depot Inc.	4.400%	4/1/21	33,523	37,767
Home Depot Inc.	2.625%	6/1/22	11,700	12,236
Home Depot Inc.	2.700%	4/1/23	3,715	3,896
Home Depot Inc.	3.750%	2/15/24	10,033	11,233
Home Depot Inc.	3.350%	9/15/25	1,705	1,859
Home Depot Inc.	3.000%	4/1/26	8,900	9,460
Home Depot Inc.	5.875%	12/16/36	28,586	38,936
Home Depot Inc.	5.400%	9/15/40	4,668	6,060
Home Depot Inc.	5.950%	4/1/41	14,508	19,934
Home Depot Inc.	4.200%	4/1/43	15,800	17,790
Home Depot Inc.	4.875%	2/15/44	8,399	10,275
Home Depot Inc.	4.400%	3/15/45	5,517	6,375
Home Depot Inc.	4.250%	4/1/46	11,758	13,468
Hyatt Hotels Corp.	5.375%	8/15/21	1,347	1,523
Hyatt Hotels Corp.	3.375%	7/15/23	3,646	3,689
Hyatt Hotels Corp.	4.850%	3/15/26	1,700	1,850
Johnson Controls Inc.	5.000%	3/30/20	18,687	20,431
Johnson Controls Inc.	4.250%	3/1/21	750	810
Johnson Controls Inc.	3.750%	12/1/21	50	53
Johnson Controls Inc.	6.000%	1/15/36	1,920	2,277
Johnson Controls Inc.	5.700%	3/1/41	1,500	1,753
Johnson Controls Inc.	5.250%	12/1/41	5,183	5,808
Johnson Controls Inc.	4.625%	7/2/44	1,612	1,710
Johnson Controls Inc.	4.950%	7/2/64	4,020	4,018
Kohl's Corp.	4.000%	11/1/21	7,255	7,590
Kohl's Corp.	3.250%	2/1/23	2,518	2,503
Kohl's Corp.	4.750%	12/15/23	3,113	3,302
Kohl's Corp.	4.250%	7/17/25	2,800	2,772
Kohl's Corp.	5.550%	7/17/45	4,000	3,686
Lowe's Cos. Inc.	6.100%	9/15/17	3,350	3,559
Lowe's Cos. Inc.	1.150%	4/15/19	4,000	4,006
Lowe's Cos. Inc.	4.625%	4/15/20	100	110
Lowe's Cos. Inc.	3.750%	4/15/21	1,000	1,107
Lowe's Cos. Inc.	3.800%	11/15/21	3,350	3,679
Lowe's Cos. Inc.	3.120%	4/15/22	5,675	6,064
Lowe's Cos. Inc.	3.875%	9/15/23	14,444	16,121
Lowe's Cos. Inc.	3.125%	9/15/24	12,569	13,421
Lowe's Cos. Inc.	3.375%	9/15/25	6,600	7,216
Lowe's Cos. Inc.	2.500%	4/15/26	13,417	13,668
Lowe's Cos. Inc.	6.875%	2/15/28	560	772
Lowe's Cos. Inc.	6.500%	3/15/29	3,294	4,501
Lowe's Cos. Inc.	5.500%	10/15/35	318	402
Lowe's Cos. Inc.	5.800%	10/15/36	8,699	11,299
Lowe's Cos. Inc.	5.800%	4/15/40	1,775	2,330
Lowe's Cos. Inc.	5.125%	11/15/41	5,800	7,116
Lowe's Cos. Inc.	4.650%	4/15/42	13,923	16,126
Lowe's Cos. Inc.	5.000%	9/15/43	3,000	3,681
Lowe's Cos. Inc.	4.250%	9/15/44	3,525	3,913
Lowe's Cos. Inc.	4.375%	9/15/45	7,825	8,941
Lowe's Cos. Inc.	3.700%	4/15/46	14,246	14,656
Macy's Retail Holdings Inc.	7.450%	7/15/17	6,300	6,678
Macy's Retail Holdings Inc.	3.450%	1/15/21	4,775	4,912
Macy's Retail Holdings Inc.	3.875%	1/15/22	7,618	7,833
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,280	1,217
Macy's Retail Holdings Inc.	4.375%	9/1/23	1,175	1,220
Macy's Retail Holdings Inc.	6.650%	7/15/24	105	122
Macy's Retail Holdings Inc.	6.900%	4/1/29	15,660	17,172
Macy's Retail Holdings Inc.	6.900%	1/15/32	25	27
Macy's Retail Holdings Inc.	6.700%	7/15/34	118	126
Macy's Retail Holdings Inc.	4.500%	12/15/34	6,250	5,477
Macy's Retail Holdings Inc.	6.375%	3/15/37	4,875	5,012

65

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Macy's Retail Holdings Inc.	5.125%	1/15/42	2,640	2,327
Macy's Retail Holdings Inc.	4.300%	2/15/43	3,143	2,489
Magna International Inc.	3.625%	6/15/24	6,350	6,737
Magna International Inc.	4.150%	10/1/25	3,500	3,848
Marriott International Inc.	3.000%	3/1/19	2,721	2,809
Marriott International Inc.	3.375%	10/15/20	9,658	10,178
Marriott International Inc.	2.875%	3/1/21	4,600	4,757
Marriott International Inc.	3.125%	10/15/21	4,892	5,073
Marriott International Inc.	2.300%	1/15/22	3,000	3,014
Marriott International Inc.	3.250%	9/15/22	3,000	3,116
Marriott International Inc.	3.750%	10/1/25	4,560	4,878
Marriott International Inc.	3.125%	6/15/26	7,130	7,228
MasterCard Inc.	2.000%	4/1/19	6,875	7,040
MasterCard Inc.	3.375%	4/1/24	9,035	9,796
McDonald's Corp.	5.300%	3/15/17	3,350	3,452
McDonald's Corp.	5.800%	10/15/17	5,798	6,144
McDonald's Corp.	5.350%	3/1/18	9,445	10,094
McDonald's Corp.	2.100%	12/7/18	2,000	2,043
McDonald's Corp.	5.000%	2/1/19	4,165	4,568
McDonald's Corp.	1.875%	5/29/19	7,310	7,424
McDonald's Corp.	3.500%	7/15/20	115	123
McDonald's Corp.	2.750%	12/9/20	5,967	6,225
McDonald's Corp.	3.625%	5/20/21	750	811
McDonald's Corp.	2.625%	1/15/22	6,105	6,309
McDonald's Corp.	3.250%	6/10/24	750	801
McDonald's Corp.	3.375%	5/26/25	8,165	8,681
McDonald's Corp.	3.700%	1/30/26	19,563	21,091
McDonald's Corp.	4.700%	12/9/35	11,925	13,444
McDonald's Corp.	6.300%	10/15/37	4,753	6,302
McDonald's Corp.	6.300%	3/1/38	11,450	15,163
McDonald's Corp.	5.700%	2/1/39	7,602	9,447
McDonald's Corp.	3.700%	2/15/42	6,289	6,188
McDonald's Corp.	3.625%	5/1/43	4,933	4,757
McDonald's Corp.	4.600%	5/26/45	5,084	5,680
McDonald's Corp.	4.875%	12/9/45	17,100	19,841
Metropolitan Museum of Art New York Revenue	3.400%	7/1/45	3,400	3,595
NIKE Inc.	2.250%	5/1/23	730	749
NIKE Inc.	3.625%	5/1/43	1,718	1,813
NIKE Inc.	3.875%	11/1/45	14,803	16,386
Nordstrom Inc.	6.250%	1/15/18	8,125	8,690
Nordstrom Inc.	4.750%	5/1/20	4,575	4,979
Nordstrom Inc.	4.000%	10/15/21	12,166	13,005
Nordstrom Inc.	6.950%	3/15/28	1,425	1,756
Nordstrom Inc.	5.000%	1/15/44	6,335	6,203
NVR Inc.	3.950%	9/15/22	7,751	8,212
O'Reilly Automotive Inc.	4.875%	1/14/21	900	1,004
O'Reilly Automotive Inc.	4.625%	9/15/21	5,593	6,179
O'Reilly Automotive Inc.	3.800%	9/1/22	3,906	4,191
O'Reilly Automotive Inc.	3.850%	6/15/23	6,325	6,810
O'Reilly Automotive Inc.	3.550%	3/15/26	1,650	1,738
PACCAR Financial Corp.	1.400%	11/17/17	3,795	3,824
PACCAR Financial Corp.	1.450%	3/9/18	3,175	3,199
PACCAR Financial Corp.	1.400%	5/18/18	3,000	3,022
PACCAR Financial Corp.	1.750%	8/14/18	1,100	1,116
PACCAR Financial Corp.	1.300%	5/10/19	8,850	8,874
PACCAR Financial Corp.	2.200%	9/15/19	2,350	2,413
PACCAR Financial Corp.	2.500%	8/14/20	3,200	3,304
PACCAR Financial Corp.	2.250%	2/25/21	3,000	3,043
Priceline Group Inc.	3.650%	3/15/25	1,325	1,403
Priceline Group Inc.	3.600%	6/1/26	20,775	21,413
QVC Inc.	3.125%	4/1/19	3,135	3,218
QVC Inc.	5.125%	7/2/22	2,260	2,410
QVC Inc.	4.375%	3/15/23	1,570	1,581
QVC Inc.	4.850%	4/1/24	6,963	7,219

66

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
QVC Inc.	5.450%	8/15/34	2,800	2,578
QVC Inc.	5.950%	3/15/43	4,478	4,166
Ralph Lauren Corp.	2.125%	9/26/18	2,900	2,959
Ralph Lauren Corp.	2.625%	8/18/20	3,000	3,124
Ross Stores Inc.	3.375%	9/15/24	2,115	2,215
Signet UK Finance plc	4.700%	6/15/24	3,665	3,580
Staples Inc.	2.750%	1/12/18	10,700	10,790
Staples Inc.	4.375%	1/12/23	3,300	3,366
Starbucks Corp.	2.000%	12/5/18	4,975	5,087
Starbucks Corp.	2.100%	2/4/21	6,700	6,885
Starbucks Corp.	2.700%	6/15/22	3,275	3,455
Starbucks Corp.	3.850%	10/1/23	5,980	6,711
Starbucks Corp.	2.450%	6/15/26	6,100	6,167
Starbucks Corp.	4.300%	6/15/45	3,231	3,838
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	6,416	6,492
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	4,300	4,520
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	2,850	2,906
Target Corp.	6.000%	1/15/18	6,565	7,065
Target Corp.	2.300%	6/26/19	8,060	8,327
Target Corp.	3.875%	7/15/20	2,675	2,922
Target Corp.	2.900%	1/15/22	10,505	11,160
Target Corp.	3.500%	7/1/24	10,990	12,137
Target Corp.	2.500%	4/15/26	9,550	9,780
Target Corp.	6.350%	11/1/32	6,191	8,396
Target Corp.	6.500%	10/15/37	5,137	7,278
Target Corp.	7.000%	1/15/38	4,245	6,359
Target Corp.	4.000%	7/1/42	14,569	15,720
Target Corp.	3.625%	4/15/46	9,600	9,816
Tiffany & Co.	4.900%	10/1/44	2,535	2,538
TJX Cos. Inc.	6.950%	4/15/19	10,140	11,713
TJX Cos. Inc.	2.750%	6/15/21	9,570	10,113
TJX Cos. Inc.	2.500%	5/15/23	1,450	1,512
Toyota Motor Credit Corp.	1.250%	10/5/17	6,300	6,323
Toyota Motor Credit Corp.	1.375%	1/10/18	13,305	13,388
Toyota Motor Credit Corp.	1.450%	1/12/18	8,550	8,612
Toyota Motor Credit Corp.	1.200%	4/6/18	5,000	5,019
Toyota Motor Credit Corp.	2.000%	10/24/18	5,875	5,992
Toyota Motor Credit Corp.	2.100%	1/17/19	10,425	10,649
Toyota Motor Credit Corp.	1.700%	2/19/19	14,000	14,171
Toyota Motor Credit Corp.	1.400%	5/20/19	20,000	20,110
Toyota Motor Credit Corp.	2.125%	7/18/19	14,985	15,372
Toyota Motor Credit Corp.	2.150%	3/12/20	18,000	18,505
Toyota Motor Credit Corp.	4.500%	6/17/20	10,285	11,482
Toyota Motor Credit Corp.	4.250%	1/11/21	2,575	2,871
Toyota Motor Credit Corp.	1.900%	4/8/21	15,950	16,156
Toyota Motor Credit Corp.	2.750%	5/17/21	7,275	7,628
Toyota Motor Credit Corp.	3.400%	9/15/21	8,636	9,387
Toyota Motor Credit Corp.	3.300%	1/12/22	14,830	15,980
Toyota Motor Credit Corp.	2.800%	7/13/22	2,875	3,024
Toyota Motor Credit Corp.	2.625%	1/10/23	8,625	9,014
Under Armour Inc.	3.250%	6/15/26	5,795	5,847
VF Corp.	5.950%	11/1/17	3,955	4,208
VF Corp.	3.500%	9/1/21	6,750	7,332
VF Corp.	6.450%	11/1/37	5,269	7,265
Visa Inc.	1.200%	12/14/17	41,250	41,450
Visa Inc.	2.200%	12/14/20	32,625	33,607
Visa Inc.	2.800%	12/14/22	30,575	32,166
Visa Inc.	3.150%	12/14/25	43,200	45,978
Visa Inc.	4.150%	12/14/35	13,029	14,744
Visa Inc.	4.300%	12/14/45	34,022	39,323
Wal-Mart Stores Inc.	5.800%	2/15/18	20,850	22,539
Wal-Mart Stores Inc.	1.125%	4/11/18	1,651	1,659
Wal-Mart Stores Inc.	1.950%	12/15/18	1,032	1,060
Wal-Mart Stores Inc.	3.625%	7/8/20	38,219	41,814

67

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	3.250%	10/25/20	30,025	32,451
Wal-Mart Stores Inc.	4.250%	4/15/21	9,608	10,886
Wal-Mart Stores Inc.	2.550%	4/11/23	15,560	16,214
Wal-Mart Stores Inc.	3.300%	4/22/24	15,673	17,178
Wal-Mart Stores Inc.	5.875%	4/5/27	21,730	28,760
Wal-Mart Stores Inc.	7.550%	2/15/30	12,890	19,637
Wal-Mart Stores Inc.	5.250%	9/1/35	13,955	18,338
Wal-Mart Stores Inc.	6.500%	8/15/37	30,873	44,678
Wal-Mart Stores Inc.	6.200%	4/15/38	8,394	11,893
Wal-Mart Stores Inc.	5.625%	4/1/40	6,650	8,904
Wal-Mart Stores Inc.	4.875%	7/8/40	5,475	6,753
Wal-Mart Stores Inc.	5.000%	10/25/40	8,700	10,858
Wal-Mart Stores Inc.	5.625%	4/15/41	28,996	38,920
Wal-Mart Stores Inc.	4.000%	4/11/43	10,151	11,217
Wal-Mart Stores Inc.	4.750%	10/2/43	15,240	18,785
Wal-Mart Stores Inc.	4.300%	4/22/44	8,232	9,608
Walgreen Co.	5.250%	1/15/19	3,862	4,187
Walgreen Co.	3.100%	9/15/22	10,622	10,941
Walgreen Co.	4.400%	9/15/42	7,750	7,860
Walgreens Boots Alliance Inc.	1.750%	11/17/17	5,090	5,125
Walgreens Boots Alliance Inc.	1.750%	5/30/18	11,500	11,592
Walgreens Boots Alliance Inc.	2.700%	11/18/19	13,455	13,905
Walgreens Boots Alliance Inc.	2.600%	6/1/21	10,100	10,290
Walgreens Boots Alliance Inc.	3.300%	11/18/21	12,895	13,521
Walgreens Boots Alliance Inc.	3.100%	6/1/23	899	914
Walgreens Boots Alliance Inc.	3.800%	11/18/24	13,839	14,668
Walgreens Boots Alliance Inc.	3.450%	6/1/26	19,150	19,643
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,870	1,959
Walgreens Boots Alliance Inc.	4.800%	11/18/44	15,481	16,586
Walgreens Boots Alliance Inc.	4.650%	6/1/46	9,325	9,971
Western Union Co.	3.650%	8/22/18	400	415
Western Union Co.	5.253%	4/1/20	4,126	4,578
Western Union Co.	6.200%	11/17/36	5,873	6,261
Western Union Co.	6.200%	6/21/40	4,475	4,617
Wyndham Worldwide Corp.	2.950%	3/1/17	915	923
Wyndham Worldwide Corp.	2.500%	3/1/18	1,950	1,974
Wyndham Worldwide Corp.	4.250%	3/1/22	13,798	14,605
Wyndham Worldwide Corp.	3.900%	3/1/23	2,725	2,801
Consumer Noncyclical (4.4%)
Abbott Laboratories	5.125%	4/1/19	19,628	21,570
Abbott Laboratories	2.000%	3/15/20	6,500	6,578
Abbott Laboratories	4.125%	5/27/20	9,493	10,333
Abbott Laboratories	2.550%	3/15/22	6,050	6,181
Abbott Laboratories	2.950%	3/15/25	2,100	2,144
Abbott Laboratories	6.150%	11/30/37	5,221	6,871
Abbott Laboratories	6.000%	4/1/39	1,175	1,547
Abbott Laboratories	5.300%	5/27/40	1,403	1,709
AbbVie Inc.	1.750%	11/6/17	29,532	29,721
AbbVie Inc.	1.800%	5/14/18	29,679	29,872
AbbVie Inc.	2.000%	11/6/18	14,850	14,995
AbbVie Inc.	2.500%	5/14/20	40,313	41,219
AbbVie Inc.	2.300%	5/14/21	9,075	9,153
AbbVie Inc.	2.900%	11/6/22	24,100	24,530
AbbVie Inc.	3.200%	11/6/22	23,597	24,401
AbbVie Inc.	2.850%	5/14/23	17,375	17,608
AbbVie Inc.	3.600%	5/14/25	34,525	36,193
AbbVie Inc.	3.200%	5/14/26	18,825	19,071
AbbVie Inc.	4.500%	5/14/35	22,899	23,912
AbbVie Inc.	4.300%	5/14/36	7,106	7,260
AbbVie Inc.	4.400%	11/6/42	27,983	28,514
AbbVie Inc.	4.700%	5/14/45	28,766	30,416
AbbVie Inc.	4.450%	5/14/46	14,850	15,174
Actavis Funding SCS	1.300%	6/15/17	16,810	16,770

68

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Actavis Funding SCS	2.350%	3/12/18	27,815	28,177
	Actavis Funding SCS	2.450%	6/15/19	4,100	4,157
	Actavis Funding SCS	3.000%	3/12/20	34,320	35,346
	Actavis Funding SCS	3.450%	3/15/22	23,254	24,162
	Actavis Funding SCS	3.850%	6/15/24	12,501	13,125
	Actavis Funding SCS	3.800%	3/15/25	43,077	44,765
	Actavis Funding SCS	4.550%	3/15/35	22,553	23,348
	Actavis Funding SCS	4.850%	6/15/44	19,707	20,791
	Actavis Funding SCS	4.750%	3/15/45	21,197	22,119
	Actavis Inc.	1.875%	10/1/17	12,065	12,125
	Actavis Inc.	6.125%	8/15/19	5,410	6,051
	Actavis Inc.	3.250%	10/1/22	18,763	19,143
	Actavis Inc.	4.625%	10/1/42	11,988	12,312
	Agilent Technologies Inc.	5.000%	7/15/20	9,905	10,959
	Agilent Technologies Inc.	3.200%	10/1/22	6,200	6,351
	Agilent Technologies Inc.	3.875%	7/15/23	5,781	6,112
	Ahold Finance USA LLC	6.875%	5/1/29	200	265
	Allergan Inc.	3.375%	9/15/20	3,335	3,483
	Allergan Inc.	2.800%	3/15/23	4,250	4,203
4	Allina Health System	4.805%	11/15/45	1,700	2,053
	Altria Group Inc.	9.250%	8/6/19	10,904	13,436
	Altria Group Inc.	2.625%	1/14/20	9,735	10,112
	Altria Group Inc.	4.750%	5/5/21	14,500	16,540
	Altria Group Inc.	2.850%	8/9/22	17,515	18,352
	Altria Group Inc.	2.950%	5/2/23	7,860	8,259
	Altria Group Inc.	4.000%	1/31/24	10,087	11,289
	Altria Group Inc.	9.950%	11/10/38	6,134	11,066
	Altria Group Inc.	10.200%	2/6/39	8,000	14,887
	Altria Group Inc.	4.250%	8/9/42	9,608	10,405
	Altria Group Inc.	4.500%	5/2/43	10,392	11,762
	Altria Group Inc.	5.375%	1/31/44	13,323	17,133
	AmerisourceBergen Corp.	4.875%	11/15/19	5,395	5,945
	AmerisourceBergen Corp.	3.500%	11/15/21	7,419	7,942
	AmerisourceBergen Corp.	3.400%	5/15/24	5,725	6,055
	AmerisourceBergen Corp.	3.250%	3/1/25	5,990	6,278
	AmerisourceBergen Corp.	4.250%	3/1/45	4,784	5,081
	Amgen Inc.	5.700%	2/1/19	19,538	21,649
	Amgen Inc.	2.200%	5/22/19	13,433	13,776
	Amgen Inc.	2.125%	5/1/20	8,585	8,734
	Amgen Inc.	3.450%	10/1/20	2,200	2,355
	Amgen Inc.	4.100%	6/15/21	12,330	13,523
	Amgen Inc.	3.875%	11/15/21	10,955	11,951
	Amgen Inc.	2.700%	5/1/22	3,220	3,316
	Amgen Inc.	3.625%	5/15/22	17,929	19,303
	Amgen Inc.	3.625%	5/22/24	10,080	10,823
	Amgen Inc.	3.125%	5/1/25	9,082	9,466
	Amgen Inc.	4.950%	10/1/41	6,090	6,637
	Amgen Inc.	4.400%	5/1/45	4,598	4,799
7	Amgen Inc.	4.563%	6/15/48	35,842	37,286
7	Amgen Inc.	4.663%	6/15/51	55,774	58,287
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	12,468	13,287
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	2,520	2,753
	Anheuser-Busch Cos. LLC	6.800%	8/20/32	2,275	3,014
	Anheuser-Busch Cos. LLC	5.950%	1/15/33	10	12
	Anheuser-Busch Cos. LLC	5.750%	4/1/36	5,995	7,418
	Anheuser-Busch Cos. LLC	6.450%	9/1/37	670	889
	Anheuser-Busch Cos. LLC	6.500%	5/1/42	2,336	3,210
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	8,450	8,471
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	39,385	40,047
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	22,630	23,112
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	71,390	73,969
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	26,396	26,761
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	59,850	62,901
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	11,900	12,832

69

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	119,040	127,223
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	58,761	66,110
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	11,385	11,785
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	6,680	7,556
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	120,062	140,811
	Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	23,633	23,705
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	18,592	21,509
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,925	8,116
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	17,822	20,144
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	9,765	10,930
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,624	2,908
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	30,869	31,367
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,818	4,496
	Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,603	14,224
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	20,255	20,326
	Archer-Daniels-Midland Co.	5.450%	3/15/18	6,877	7,352
	Archer-Daniels-Midland Co.	4.479%	3/1/21	3,818	4,308
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,505	4,440
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,438	2,984
	Archer-Daniels-Midland Co.	4.535%	3/26/42	3,700	4,257
	Archer-Daniels-Midland Co.	4.016%	4/16/43	4,094	4,400
	Ascension Health	3.945%	11/15/46	800	860
4	Ascension Health	4.847%	11/15/53	8,450	10,604
	AstraZeneca plc	5.900%	9/15/17	3,578	3,782
	AstraZeneca plc	1.750%	11/16/18	14,825	15,030
	AstraZeneca plc	1.950%	9/18/19	4,795	4,853
	AstraZeneca plc	2.375%	11/16/20	25,225	25,721
	AstraZeneca plc	3.375%	11/16/25	17,700	18,510
	AstraZeneca plc	6.450%	9/15/37	24,604	33,512
	AstraZeneca plc	4.000%	9/18/42	9,806	10,082
	AstraZeneca plc	4.375%	11/16/45	8,379	9,150
	Baxalta Inc.	2.000%	6/22/18	2,955	2,962
	Baxalta Inc.	2.875%	6/23/20	9,365	9,517
	Baxalta Inc.	3.600%	6/23/22	4,765	4,927
	Baxalta Inc.	4.000%	6/23/25	16,487	17,226
	Baxalta Inc.	5.250%	6/23/45	8,975	9,738
	Baylor Scott & White Holdings Texas Revenue	4.185%	11/15/45	3	3
	Beam Suntory Inc.	1.875%	5/15/17	1,025	1,029
	Beam Suntory Inc.	1.750%	6/15/18	2,775	2,790
	Beam Suntory Inc.	3.250%	5/15/22	2,050	2,109
	Beam Suntory Inc.	3.250%	6/15/23	550	568
	Becton Dickinson & Co.	1.800%	12/15/17	14,816	14,940
	Becton Dickinson & Co.	5.000%	5/15/19	1,575	1,719
	Becton Dickinson & Co.	6.375%	8/1/19	15,747	17,816
	Becton Dickinson & Co.	2.675%	12/15/19	10,868	11,172
	Becton Dickinson & Co.	3.250%	11/12/20	6,349	6,680
	Becton Dickinson & Co.	3.125%	11/8/21	18,393	19,281
	Becton Dickinson & Co.	3.875%	5/15/24	125	136
	Becton Dickinson & Co.	3.734%	12/15/24	16,470	17,754
	Becton Dickinson & Co.	6.000%	5/15/39	3,095	3,963
	Becton Dickinson & Co.	5.000%	11/12/40	675	766
	Becton Dickinson & Co.	4.875%	5/15/44	300	346
	Becton Dickinson & Co.	4.685%	12/15/44	13,900	15,716
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	400	439
	Biogen Inc.	6.875%	3/1/18	10,350	11,270
	Biogen Inc.	2.900%	9/15/20	17,865	18,616
	Biogen Inc.	3.625%	9/15/22	8,825	9,374
	Biogen Inc.	4.050%	9/15/25	14,425	15,591
	Biogen Inc.	5.200%	9/15/45	21,053	23,697
	Boston Scientific Corp.	2.650%	10/1/18	9,650	9,873
	Boston Scientific Corp.	6.000%	1/15/20	9,984	11,325
	Boston Scientific Corp.	3.375%	5/15/22	3,350	3,482
	Boston Scientific Corp.	4.125%	10/1/23	2,650	2,883
	Boston Scientific Corp.	3.850%	5/15/25	6,050	6,397

70

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Boston Scientific Corp.	7.000%	11/15/35	7,650	9,987
	Boston Scientific Corp.	7.375%	1/15/40	4,180	5,559
	Bottling Group LLC	5.125%	1/15/19	5,450	5,987
	Bristol-Myers Squibb Co.	0.875%	8/1/17	10,008	10,020
	Bristol-Myers Squibb Co.	1.750%	3/1/19	1,790	1,823
	Bristol-Myers Squibb Co.	2.000%	8/1/22	10,965	11,146
	Bristol-Myers Squibb Co.	7.150%	6/15/23	400	528
	Bristol-Myers Squibb Co.	3.250%	11/1/23	1,500	1,657
	Bristol-Myers Squibb Co.	5.875%	11/15/36	8,602	11,575
	Bristol-Myers Squibb Co.	6.125%	5/1/38	1,858	2,539
	Bristol-Myers Squibb Co.	3.250%	8/1/42	5,621	5,602
	Bristol-Myers Squibb Co.	6.875%	8/1/97	655	1,002
	Brown-Forman Corp.	1.000%	1/15/18	1,300	1,300
	Brown-Forman Corp.	2.250%	1/15/23	2,435	2,462
	Brown-Forman Corp.	3.750%	1/15/43	2,775	2,837
	Brown-Forman Corp.	4.500%	7/15/45	4,350	4,973
	Bunge Ltd. Finance Corp.	8.500%	6/15/19	9,480	11,132
	Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,900	3,035
	Campbell Soup Co.	3.050%	7/15/17	1,275	1,301
	Campbell Soup Co.	4.250%	4/15/21	1,741	1,922
	Campbell Soup Co.	2.500%	8/2/22	3,575	3,633
	Campbell Soup Co.	3.300%	3/19/25	3,975	4,205
	Campbell Soup Co.	3.800%	8/2/42	3,228	3,223
	Cardinal Health Inc.	1.700%	3/15/18	3,340	3,362
	Cardinal Health Inc.	1.950%	6/15/18	3,000	3,030
	Cardinal Health Inc.	4.625%	12/15/20	13,665	15,341
	Cardinal Health Inc.	3.200%	6/15/22	2,470	2,612
	Cardinal Health Inc.	3.200%	3/15/23	7,533	7,892
	Cardinal Health Inc.	3.750%	9/15/25	6,900	7,530
	Cardinal Health Inc.	4.600%	3/15/43	1,300	1,388
	Cardinal Health Inc.	4.500%	11/15/44	3,525	3,700
	Cardinal Health Inc.	4.900%	9/15/45	4,150	4,637
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	3,487	3,569
4	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	9,350	9,437
	Celgene Corp.	1.900%	8/15/17	2,625	2,645
	Celgene Corp.	2.125%	8/15/18	6,400	6,497
	Celgene Corp.	2.300%	8/15/18	3,075	3,131
	Celgene Corp.	2.250%	5/15/19	7,775	7,921
	Celgene Corp.	2.875%	8/15/20	11,358	11,756
	Celgene Corp.	3.950%	10/15/20	16,470	17,778
	Celgene Corp.	3.250%	8/15/22	7,225	7,483
	Celgene Corp.	3.550%	8/15/22	6,285	6,579
	Celgene Corp.	4.000%	8/15/23	5,345	5,704
	Celgene Corp.	3.625%	5/15/24	15,875	16,593
	Celgene Corp.	3.875%	8/15/25	26,126	27,903
	Celgene Corp.	5.700%	10/15/40	3,250	3,765
	Celgene Corp.	5.250%	8/15/43	5,425	6,059
	Celgene Corp.	4.625%	5/15/44	8,980	9,245
	Celgene Corp.	5.000%	8/15/45	17,275	19,061
	Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	2,100	2,346
	Church & Dwight Co. Inc.	2.450%	12/15/19	4,825	4,943
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	4,985	5,560
	Clorox Co.	5.950%	10/15/17	15,525	16,508
	Clorox Co.	3.800%	11/15/21	450	489
	Clorox Co.	3.050%	9/15/22	1,072	1,122
	Clorox Co.	3.500%	12/15/24	6,425	6,878
	Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	5,300	5,674
	Coca-Cola Co.	1.150%	4/1/18	7,896	7,942
	Coca-Cola Co.	1.650%	11/1/18	25,664	26,049
	Coca-Cola Co.	1.375%	5/30/19	5,100	5,155
	Coca-Cola Co.	1.875%	10/27/20	3,750	3,843
	Coca-Cola Co.	2.450%	11/1/20	15,120	15,794
	Coca-Cola Co.	3.150%	11/15/20	8,364	8,994
	Coca-Cola Co.	3.300%	9/1/21	6,027	6,540

71

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Co.	2.500%	4/1/23	1,600	1,659
Coca-Cola Co.	3.200%	11/1/23	14,219	15,320
Coca-Cola Co.	2.875%	10/27/25	21,170	22,230
Coca-Cola Co.	2.550%	6/1/26	6,000	6,172
Coca-Cola Enterprises Inc.	3.500%	9/15/20	5,600	5,945
Coca-Cola Enterprises Inc.	3.250%	8/19/21	1,575	1,655
Coca-Cola Enterprises Inc.	4.500%	9/1/21	2,045	2,284
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	600	610
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,300	1,403
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	16,500	17,693
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	13,150	15,603
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	8,485
Colgate-Palmolive Co.	2.625%	5/1/17	700	711
Colgate-Palmolive Co.	1.750%	3/15/19	1,000	1,023
Colgate-Palmolive Co.	2.950%	11/1/20	2,370	2,548
Colgate-Palmolive Co.	2.450%	11/15/21	3,500	3,672
Colgate-Palmolive Co.	2.300%	5/3/22	7,000	7,259
Colgate-Palmolive Co.	1.950%	2/1/23	9,575	9,726
Colgate-Palmolive Co.	2.100%	5/1/23	5,133	5,226
Colgate-Palmolive Co.	3.250%	3/15/24	4,475	4,961
Colgate-Palmolive Co.	4.000%	8/15/45	6,000	6,906
ConAgra Foods Inc.	1.900%	1/25/18	11,110	11,189
ConAgra Foods Inc.	3.250%	9/15/22	10,012	10,340
ConAgra Foods Inc.	3.200%	1/25/23	8,041	8,298
ConAgra Foods Inc.	7.125%	10/1/26	1,568	2,049
ConAgra Foods Inc.	7.000%	10/1/28	1,020	1,278
ConAgra Foods Inc.	8.250%	9/15/30	5,799	8,050
Covidien International Finance SA	6.000%	10/15/17	7,868	8,370
Covidien International Finance SA	4.200%	6/15/20	5,625	6,199
Covidien International Finance SA	3.200%	6/15/22	15,875	16,978
CR Bard Inc.	1.375%	1/15/18	7,557	7,587
CR Bard Inc.	4.400%	1/15/21	3,237	3,576
CR Bard Inc.	3.000%	5/15/26	5,550	5,681
CR Bard Inc.	6.700%	12/1/26	5,250	6,961
Danaher Corp.	5.625%	1/15/18	2,385	2,557
Danaher Corp.	1.650%	9/15/18	6,850	6,955
Danaher Corp.	5.400%	3/1/19	1,725	1,919
Danaher Corp.	2.400%	9/15/20	6,900	7,196
Danaher Corp.	3.900%	6/23/21	12,185	13,436
Danaher Corp.	3.350%	9/15/25	5,100	5,624
Danaher Corp.	4.375%	9/15/45	18,525	21,613
Delhaize America LLC	9.000%	4/15/31	4,705	6,571
Delhaize Group SA	5.700%	10/1/40	2,400	2,831
Diageo Capital plc	5.750%	10/23/17	4,597	4,872
Diageo Capital plc	1.125%	4/29/18	3,312	3,318
Diageo Capital plc	4.828%	7/15/20	5,795	6,518
Diageo Capital plc	2.625%	4/29/23	18,171	18,746
Diageo Capital plc	5.875%	9/30/36	2,622	3,412
Diageo Capital plc	3.875%	4/29/43	5,676	5,974
Diageo Investment Corp.	2.875%	5/11/22	19,525	20,438
Diageo Investment Corp.	7.450%	4/15/35	1,250	1,841
Diageo Investment Corp.	4.250%	5/11/42	4,097	4,478
Dignity Health California GO	2.637%	11/1/19	3,000	3,085
Dignity Health California GO	3.125%	11/1/22	2,100	2,161
Dignity Health California GO	3.812%	11/1/24	2,175	2,341
Dignity Health California GO	4.500%	11/1/42	8,325	8,943
Dignity Health California GO	5.267%	11/1/64	2,100	2,502
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,847	6,438
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	7,050	7,225
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	2,185	2,209
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	10,839	11,484
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	2,697	2,749
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	500	531
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	2,070	3,025

72

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dr Pepper Snapple Group Inc.	4.500%	11/15/45	2,150	2,374
Edwards Lifesciences Corp.	2.875%	10/15/18	5,400	5,550
Eli Lilly & Co.	1.250%	3/1/18	6,700	6,751
Eli Lilly & Co.	1.950%	3/15/19	9,424	9,607
Eli Lilly & Co.	2.750%	6/1/25	10,095	10,705
Eli Lilly & Co.	5.550%	3/15/37	1,734	2,285
Eli Lilly & Co.	3.700%	3/1/45	9,540	10,172
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,350	5,414
Estee Lauder Cos. Inc.	2.350%	8/15/22	8,000	8,224
Estee Lauder Cos. Inc.	6.000%	5/15/37	2,767	3,648
Estee Lauder Cos. Inc.	3.700%	8/15/42	7,790	8,111
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,200	5,953
Express Scripts Holding Co.	2.250%	6/15/19	2,000	2,032
Express Scripts Holding Co.	7.250%	6/15/19	1,950	2,248
Express Scripts Holding Co.	3.300%	2/25/21	24,000	25,284
Express Scripts Holding Co.	4.750%	11/15/21	12,886	14,446
Express Scripts Holding Co.	3.900%	2/15/22	17,032	18,032
Express Scripts Holding Co.	3.000%	7/15/23	2,500	2,504
Express Scripts Holding Co.	4.500%	2/25/26	14,505	15,950
Express Scripts Holding Co.	3.400%	3/1/27	12,275	12,303
Express Scripts Holding Co.	6.125%	11/15/41	12,138	14,464
Express Scripts Holding Co.	4.800%	7/15/46	13,000	12,982
Flowers Foods Inc.	4.375%	4/1/22	3,650	3,972
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,000	991
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	4,215	4,382
General Mills Inc.	1.400%	10/20/17	2,509	2,525
General Mills Inc.	5.650%	2/15/19	21,143	23,503
General Mills Inc.	2.200%	10/21/19	14,000	14,344
General Mills Inc.	3.150%	12/15/21	10,078	10,725
General Mills Inc.	5.400%	6/15/40	2,850	3,532
General Mills Inc.	4.150%	2/15/43	2,875	3,088
Gilead Sciences Inc.	1.850%	9/4/18	11,100	11,298
Gilead Sciences Inc.	2.050%	4/1/19	5,505	5,633
Gilead Sciences Inc.	2.550%	9/1/20	17,558	18,181
Gilead Sciences Inc.	4.500%	4/1/21	10,031	11,205
Gilead Sciences Inc.	4.400%	12/1/21	14,634	16,518
Gilead Sciences Inc.	3.250%	9/1/22	8,400	8,958
Gilead Sciences Inc.	3.700%	4/1/24	26,100	28,280
Gilead Sciences Inc.	3.500%	2/1/25	5,940	6,346
Gilead Sciences Inc.	3.650%	3/1/26	25,655	27,907
Gilead Sciences Inc.	4.600%	9/1/35	7,875	8,785
Gilead Sciences Inc.	5.650%	12/1/41	8,585	10,769
Gilead Sciences Inc.	4.800%	4/1/44	19,290	21,518
Gilead Sciences Inc.	4.500%	2/1/45	19,057	20,708
Gilead Sciences Inc.	4.750%	3/1/46	23,984	27,277
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	22,538	24,419
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	9,175	9,630
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	4,023	5,081
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	27,549	39,244
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,500	5,050
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,506	8,928
Hasbro Inc.	6.300%	9/15/17	3,800	4,020
Hasbro Inc.	6.350%	3/15/40	7,026	8,547
Hasbro Inc.	5.100%	5/15/44	5,245	5,604
Hershey Co.	1.600%	8/21/18	3,160	3,206
Hershey Co.	4.125%	12/1/20	7,295	8,180
Hershey Co.	2.625%	5/1/23	7,400	7,506
Hershey Co.	3.200%	8/21/25	3,620	3,913
Hershey Co.	7.200%	8/15/27	14	20
Hillshire Brands Co.	4.100%	9/15/20	2,002	2,089
Hormel Foods Corp.	4.125%	4/15/21	1,275	1,418
Ingredion Inc.	4.625%	11/1/20	935	1,023
Ingredion Inc.	6.625%	4/15/37	1,475	1,865
JM Smucker Co.	1.750%	3/15/18	2,900	2,925

73

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	JM Smucker Co.	2.500%	3/15/20	12,180	12,548
	JM Smucker Co.	3.500%	10/15/21	7,525	8,094
	JM Smucker Co.	3.000%	3/15/22	3,500	3,675
	JM Smucker Co.	3.500%	3/15/25	7,080	7,627
	JM Smucker Co.	4.250%	3/15/35	5,800	6,302
	JM Smucker Co.	4.375%	3/15/45	6,200	6,752
	Johnson & Johnson	5.550%	8/15/17	7,731	8,136
	Johnson & Johnson	1.125%	11/21/17	6,100	6,131
	Johnson & Johnson	5.150%	7/15/18	7,209	7,831
	Johnson & Johnson	1.650%	12/5/18	13,556	13,810
	Johnson & Johnson	1.125%	3/1/19	6,050	6,087
	Johnson & Johnson	1.875%	12/5/19	6,500	6,694
	Johnson & Johnson	2.950%	9/1/20	4,125	4,409
	Johnson & Johnson	1.650%	3/1/21	10,930	11,101
	Johnson & Johnson	2.450%	12/5/21	2,800	2,945
	Johnson & Johnson	2.050%	3/1/23	8,975	9,186
	Johnson & Johnson	3.375%	12/5/23	8,050	9,096
	Johnson & Johnson	2.450%	3/1/26	17,700	18,278
	Johnson & Johnson	6.950%	9/1/29	3,920	5,913
	Johnson & Johnson	4.950%	5/15/33	5,025	6,438
	Johnson & Johnson	4.375%	12/5/33	13,599	16,391
	Johnson & Johnson	3.550%	3/1/36	9,925	10,935
	Johnson & Johnson	5.950%	8/15/37	9,053	13,428
	Johnson & Johnson	5.850%	7/15/38	4,067	5,918
	Johnson & Johnson	4.500%	9/1/40	8,683	10,774
	Johnson & Johnson	4.850%	5/15/41	210	273
	Johnson & Johnson	4.500%	12/5/43	100	124
	Johnson & Johnson	3.700%	3/1/46	19,215	21,605
	Kaiser Foundation Hospitals	3.500%	4/1/22	3,365	3,622
	Kaiser Foundation Hospitals	4.875%	4/1/42	8,775	10,577
	Kellogg Co.	3.250%	5/21/18	7,600	7,875
	Kellogg Co.	4.150%	11/15/19	1,300	1,410
	Kellogg Co.	4.000%	12/15/20	8,125	8,898
	Kellogg Co.	3.250%	4/1/26	7,000	7,185
	Kellogg Co.	7.450%	4/1/31	1,000	1,383
	Kellogg Co.	4.500%	4/1/46	13,325	14,286
	Kimberly-Clark Corp.	6.125%	8/1/17	14,518	15,337
	Kimberly-Clark Corp.	6.250%	7/15/18	185	205
	Kimberly-Clark Corp.	1.400%	2/15/19	6,125	6,197
	Kimberly-Clark Corp.	1.850%	3/1/20	1,250	1,278
	Kimberly-Clark Corp.	3.625%	8/1/20	8,424	9,204
	Kimberly-Clark Corp.	2.150%	8/15/20	2,175	2,250
	Kimberly-Clark Corp.	3.875%	3/1/21	575	633
	Kimberly-Clark Corp.	2.400%	3/1/22	5,925	6,127
	Kimberly-Clark Corp.	2.400%	6/1/23	4,372	4,563
	Kimberly-Clark Corp.	2.650%	3/1/25	2,000	2,097
	Kimberly-Clark Corp.	3.050%	8/15/25	4,025	4,339
	Kimberly-Clark Corp.	2.750%	2/15/26	6,075	6,355
	Kimberly-Clark Corp.	6.625%	8/1/37	2,010	2,996
	Kimberly-Clark Corp.	5.300%	3/1/41	8,468	11,329
	Kimberly-Clark Corp.	3.700%	6/1/43	2,485	2,694
	Koninklijke Philips NV	5.750%	3/11/18	11,875	12,721
	Koninklijke Philips NV	3.750%	3/15/22	10,250	11,031
	Koninklijke Philips NV	6.875%	3/11/38	2,623	3,450
	Koninklijke Philips NV	5.000%	3/15/42	4,709	5,119
	Kraft Foods Group Inc.	2.250%	6/5/17	9,000	9,085
	Kraft Foods Group Inc.	6.125%	8/23/18	18,266	20,070
	Kraft Foods Group Inc.	5.375%	2/10/20	8,138	9,170
	Kraft Foods Group Inc.	3.500%	6/6/22	16,556	17,618
	Kraft Foods Group Inc.	6.875%	1/26/39	14,751	20,151
	Kraft Foods Group Inc.	6.500%	2/9/40	5,155	6,799
	Kraft Foods Group Inc.	5.000%	6/4/42	17,667	20,379
7	Kraft Heinz Foods Co.	1.600%	6/30/17	11,725	11,768
7	Kraft Heinz Foods Co.	2.000%	7/2/18	14,555	14,753

74

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	Kraft Heinz Foods Co.	2.800%	7/2/20	15,355	15,924
7	Kraft Heinz Foods Co.	3.500%	7/15/22	8,250	8,765
7	Kraft Heinz Foods Co.	3.950%	7/15/25	17,730	19,280
7	Kraft Heinz Foods Co.	3.000%	6/1/26	19,750	19,978
7	Kraft Heinz Foods Co.	5.000%	7/15/35	9,115	10,441
7	Kraft Heinz Foods Co.	5.200%	7/15/45	15,255	17,946
7	Kraft Heinz Foods Co.	4.375%	6/1/46	35,800	37,620
	Kroger Co.	6.400%	8/15/17	9,710	10,274
	Kroger Co.	6.800%	12/15/18	2,185	2,453
	Kroger Co.	2.000%	1/15/19	1,350	1,369
	Kroger Co.	2.300%	1/15/19	10,790	11,005
	Kroger Co.	6.150%	1/15/20	11,449	13,158
	Kroger Co.	3.300%	1/15/21	3,776	4,014
	Kroger Co.	2.600%	2/1/21	3,584	3,723
	Kroger Co.	2.950%	11/1/21	5,034	5,260
	Kroger Co.	3.400%	4/15/22	3,890	4,141
	Kroger Co.	3.850%	8/1/23	2,525	2,775
	Kroger Co.	4.000%	2/1/24	5,250	5,830
	Kroger Co.	3.500%	2/1/26	4,650	5,017
	Kroger Co.	7.700%	6/1/29	8,550	11,963
	Kroger Co.	8.000%	9/15/29	4,185	6,020
	Kroger Co.	7.500%	4/1/31	7,570	10,597
	Kroger Co.	6.900%	4/15/38	4,689	6,481
	Kroger Co.	5.400%	7/15/40	1,468	1,745
	Kroger Co.	5.000%	4/15/42	925	1,061
	Kroger Co.	5.150%	8/1/43	700	826
	Laboratory Corp. of America Holdings	2.200%	8/23/17	2,421	2,440
	Laboratory Corp. of America Holdings	2.500%	11/1/18	2,025	2,057
	Laboratory Corp. of America Holdings	2.625%	2/1/20	2,825	2,886
	Laboratory Corp. of America Holdings	3.200%	2/1/22	5,775	5,974
	Laboratory Corp. of America Holdings	3.750%	8/23/22	860	906
	Laboratory Corp. of America Holdings	4.000%	11/1/23	1,800	1,924
	Laboratory Corp. of America Holdings	3.600%	2/1/25	9,150	9,516
	Laboratory Corp. of America Holdings	4.700%	2/1/45	7,303	7,832
	Life Technologies Corp.	6.000%	3/1/20	1,700	1,917
	Life Technologies Corp.	5.000%	1/15/21	3,725	4,116
	Mattel Inc.	1.700%	3/15/18	2,710	2,715
	Mattel Inc.	2.350%	5/6/19	3,150	3,200
	Mattel Inc.	3.150%	3/15/23	4,000	4,030
	Mattel Inc.	5.450%	11/1/41	4,943	5,305
4	Mayo Clinic	3.774%	11/15/43	6,502	6,758
4	Mayo Clinic	4.000%	11/15/47	4,025	4,430
4	Mayo Clinic	4.128%	11/15/52	2,150	2,438
	McCormick & Co. Inc.	3.900%	7/15/21	3,025	3,322
	McCormick & Co. Inc.	3.500%	9/1/23	3,741	4,050
	McCormick & Co. Inc.	3.250%	11/15/25	2,100	2,257
	McKesson Corp.	7.500%	2/15/19	3,484	4,000
	McKesson Corp.	2.284%	3/15/19	12,175	12,447
	McKesson Corp.	4.750%	3/1/21	15,320	16,915
	McKesson Corp.	2.700%	12/15/22	4,550	4,609
	McKesson Corp.	3.796%	3/15/24	11,158	12,087
	McKesson Corp.	6.000%	3/1/41	4,439	5,611
	McKesson Corp.	4.883%	3/15/44	6,411	7,319
	Mead Johnson Nutrition Co.	4.900%	11/1/19	5,460	5,998
	Mead Johnson Nutrition Co.	3.000%	11/15/20	5,044	5,268
	Mead Johnson Nutrition Co.	4.125%	11/15/25	9,675	10,553
	Mead Johnson Nutrition Co.	5.900%	11/1/39	7,150	8,717
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,000	1,069
	Medco Health Solutions Inc.	7.125%	3/15/18	15,437	16,848
	Medtronic Inc.	1.500%	3/15/18	8,000	8,068
	Medtronic Inc.	1.375%	4/1/18	17,960	18,068
	Medtronic Inc.	5.600%	3/15/19	1,450	1,618
	Medtronic Inc.	2.500%	3/15/20	30,714	31,855
	Medtronic Inc.	3.125%	3/15/22	3,000	3,194

75

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Medtronic Inc.	3.150%	3/15/22	26,604	28,356
	Medtronic Inc.	2.750%	4/1/23	1,000	1,029
	Medtronic Inc.	3.625%	3/15/24	8,750	9,618
	Medtronic Inc.	3.500%	3/15/25	36,795	40,240
	Medtronic Inc.	4.375%	3/15/35	35,053	39,600
	Medtronic Inc.	6.500%	3/15/39	2,445	3,425
	Medtronic Inc.	5.550%	3/15/40	4,350	5,509
	Medtronic Inc.	4.500%	3/15/42	7,125	8,079
	Medtronic Inc.	4.625%	3/15/44	5,068	5,935
	Medtronic Inc.	4.625%	3/15/45	38,000	44,487
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,500	1,702
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	1,250	1,569
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	8,100	9,026
	Merck & Co. Inc.	1.100%	1/31/18	6,419	6,445
	Merck & Co. Inc.	1.300%	5/18/18	12,820	12,945
	Merck & Co. Inc.	1.850%	2/10/20	10,210	10,442
	Merck & Co. Inc.	3.875%	1/15/21	13,995	15,352
	Merck & Co. Inc.	2.350%	2/10/22	11,828	12,190
	Merck & Co. Inc.	2.400%	9/15/22	5,900	6,071
	Merck & Co. Inc.	2.800%	5/18/23	21,800	22,821
	Merck & Co. Inc.	2.750%	2/10/25	23,325	24,408
	Merck & Co. Inc.	6.500%	12/1/33	3,793	5,316
	Merck & Co. Inc.	6.550%	9/15/37	6,063	8,745
	Merck & Co. Inc.	3.600%	9/15/42	4,997	5,118
	Merck & Co. Inc.	4.150%	5/18/43	19,212	21,522
	Merck & Co. Inc.	3.700%	2/10/45	22,404	23,547
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	13,815	15,360
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	2,000	2,576
	Merck Sharp & Dohme Corp.	5.850%	6/30/39	1,410	1,864
	Molson Coors Brewing Co.	1.450%	7/15/19	2,000	2,005
	Molson Coors Brewing Co.	2.100%	7/15/21	4,000	4,019
	Molson Coors Brewing Co.	3.500%	5/1/22	1,450	1,539
	Molson Coors Brewing Co.	3.000%	7/15/26	11,625	11,630
	Molson Coors Brewing Co.	5.000%	5/1/42	11,540	12,910
	Molson Coors Brewing Co.	4.200%	7/15/46	9,075	9,139
	Mondelez International Inc.	6.500%	8/11/17	2,805	2,968
	Mondelez International Inc.	6.125%	2/1/18	5,335	5,742
	Mondelez International Inc.	6.125%	8/23/18	5,000	5,493
	Mondelez International Inc.	2.250%	2/1/19	8,175	8,374
	Mondelez International Inc.	5.375%	2/10/20	11,431	12,987
	Mondelez International Inc.	4.000%	2/1/24	19,850	21,713
	Mondelez International Inc.	6.500%	11/1/31	7,290	9,655
	Mondelez International Inc.	6.500%	2/9/40	6,860	9,438
	Mylan Inc.	2.600%	6/24/18	1,106	1,120
	Mylan Inc.	2.550%	3/28/19	11,211	11,349
	Mylan Inc.	4.200%	11/29/23	14,508	15,295
	Mylan Inc.	5.400%	11/29/43	4,475	4,769
7	Mylan NV	2.500%	6/7/19	6,275	6,327
7	Mylan NV	3.150%	6/15/21	13,250	13,381
7	Mylan NV	3.950%	6/15/26	15,700	15,783
	New York & Presbyterian Hospital	3.563%	8/1/36	2,475	2,604
	New York & Presbyterian Hospital	4.024%	8/1/45	7,000	7,627
	New York & Presbyterian Hospital	4.063%	8/1/56	3,250	3,503
	New York & Presbyterian Hospital	4.763%	8/1/16	3,120	3,294
	Newell Brands Inc.	2.050%	12/1/17	2,525	2,545
	Newell Brands Inc.	2.150%	10/15/18	2,700	2,738
	Newell Brands Inc.	2.600%	3/29/19	6,790	6,968
	Newell Brands Inc.	2.875%	12/1/19	7,025	7,237
	Newell Brands Inc.	3.150%	4/1/21	9,840	10,252
	Newell Brands Inc.	4.000%	6/15/22	1,400	1,473
	Newell Brands Inc.	3.850%	4/1/23	16,668	17,688
	Newell Brands Inc.	4.000%	12/1/24	7,025	7,344
	Newell Brands Inc.	3.900%	11/1/25	4,625	4,829
	Newell Brands Inc.	4.200%	4/1/26	20,625	22,329

76

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Newell Brands Inc.	5.375%	4/1/36	5,975	6,885
Newell Brands Inc.	5.500%	4/1/46	20,535	24,448
Novant Health Inc.	5.850%	11/1/19	6,125	6,967
Novant Health Inc.	4.371%	11/1/43	6,600	7,544
Novartis Capital Corp.	4.400%	4/24/20	2,101	2,341
Novartis Capital Corp.	2.400%	9/21/22	23,379	24,302
Novartis Capital Corp.	3.400%	5/6/24	15,520	16,976
Novartis Capital Corp.	3.000%	11/20/25	15,100	16,032
Novartis Capital Corp.	3.700%	9/21/42	3,875	4,151
Novartis Capital Corp.	4.400%	5/6/44	21,221	25,656
Novartis Capital Corp.	4.000%	11/20/45	11,000	12,502
Novartis Securities Investment Ltd.	5.125%	2/10/19	14,245	15,717
NYU Hospitals Center	4.784%	7/1/44	4,425	5,064
Owens & Minor Inc.	4.375%	12/15/24	2,250	2,290
Partners Healthcare System Inc.	4.117%	7/1/55	1,950	2,183
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	2,450	2,609
PepsiCo Inc.	1.125%	7/17/17	12,825	12,859
PepsiCo Inc.	1.250%	8/13/17	12,275	12,330
PepsiCo Inc.	1.000%	10/13/17	6,200	6,222
PepsiCo Inc.	1.250%	4/30/18	6,303	6,338
PepsiCo Inc.	5.000%	6/1/18	19,560	21,045
PepsiCo Inc.	7.900%	11/1/18	4,974	5,748
PepsiCo Inc.	2.250%	1/7/19	14,450	14,879
PepsiCo Inc.	4.500%	1/15/20	8,155	9,030
PepsiCo Inc.	1.850%	4/30/20	14,746	14,963
PepsiCo Inc.	2.150%	10/14/20	19,315	19,838
PepsiCo Inc.	3.125%	11/1/20	5,800	6,205
PepsiCo Inc.	3.000%	8/25/21	8,037	8,564
PepsiCo Inc.	2.750%	3/5/22	11,590	12,147
PepsiCo Inc.	3.100%	7/17/22	5,375	5,727
PepsiCo Inc.	2.750%	3/1/23	1,600	1,675
PepsiCo Inc.	3.600%	3/1/24	7,450	8,189
PepsiCo Inc.	2.750%	4/30/25	17,199	17,765
PepsiCo Inc.	3.500%	7/17/25	11,650	12,719
PepsiCo Inc.	5.500%	1/15/40	11,585	14,844
PepsiCo Inc.	4.875%	11/1/40	4,676	5,586
PepsiCo Inc.	4.000%	3/5/42	11,975	12,817
PepsiCo Inc.	3.600%	8/13/42	4,571	4,603
PepsiCo Inc.	4.250%	10/22/44	6,325	7,040
PepsiCo Inc.	4.600%	7/17/45	8,195	9,731
PepsiCo Inc.	4.450%	4/14/46	7,076	8,213
PerkinElmer Inc.	5.000%	11/15/21	4,725	5,241
Perrigo Co. plc	2.300%	11/8/18	6,160	6,217
Perrigo Co. plc	4.000%	11/15/23	15,385	15,897
Perrigo Co. plc	5.300%	11/15/43	1,918	2,021
Perrigo Finance Unlimited Co.	3.500%	3/15/21	4,800	4,989
Perrigo Finance Unlimited Co.	3.500%	12/15/21	3,800	3,943
Perrigo Finance Unlimited Co.	3.900%	12/15/24	4,650	4,742
Perrigo Finance Unlimited Co.	4.375%	3/15/26	10,575	11,049
Perrigo Finance Unlimited Co.	4.900%	12/15/44	4,800	4,779
Pfizer Inc.	1.200%	6/1/18	11,500	11,555
Pfizer Inc.	1.500%	6/15/18	6,450	6,515
Pfizer Inc.	6.200%	3/15/19	24,902	28,130
Pfizer Inc.	2.100%	5/15/19	14,000	14,324
Pfizer Inc.	1.450%	6/3/19	16,825	16,967
Pfizer Inc.	1.950%	6/3/21	20,400	20,685
Pfizer Inc.	3.000%	6/15/23	9,585	10,219
Pfizer Inc.	3.400%	5/15/24	4,759	5,196
Pfizer Inc.	2.750%	6/3/26	13,360	13,740
Pfizer Inc.	7.200%	3/15/39	10,010	15,237
Pfizer Inc.	4.300%	6/15/43	6,993	7,847
Pfizer Inc.	4.400%	5/15/44	9,600	10,982
Pharmacia Corp.	6.600%	12/1/28	7,000	9,633
Philip Morris International Inc.	1.250%	8/11/17	3,125	3,138

77

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Philip Morris International Inc.	1.125%	8/21/17	275	276
	Philip Morris International Inc.	1.250%	11/9/17	7,350	7,379
	Philip Morris International Inc.	5.650%	5/16/18	18,756	20,362
	Philip Morris International Inc.	1.875%	1/15/19	13,650	13,905
	Philip Morris International Inc.	1.875%	2/25/21	4,375	4,424
	Philip Morris International Inc.	4.125%	5/17/21	3,050	3,396
	Philip Morris International Inc.	2.900%	11/15/21	1,840	1,943
	Philip Morris International Inc.	2.500%	8/22/22	600	617
	Philip Morris International Inc.	2.625%	3/6/23	5,340	5,525
	Philip Morris International Inc.	2.125%	5/10/23	7,000	7,010
	Philip Morris International Inc.	3.600%	11/15/23	11,000	12,076
	Philip Morris International Inc.	3.250%	11/10/24	10,750	11,509
	Philip Morris International Inc.	3.375%	8/11/25	5,964	6,465
	Philip Morris International Inc.	2.750%	2/25/26	9,950	10,261
	Philip Morris International Inc.	6.375%	5/16/38	17,967	24,819
	Philip Morris International Inc.	4.375%	11/15/41	9,150	10,028
	Philip Morris International Inc.	4.500%	3/20/42	5,438	6,104
	Philip Morris International Inc.	3.875%	8/21/42	5,785	5,951
	Philip Morris International Inc.	4.125%	3/4/43	5,045	5,386
	Philip Morris International Inc.	4.875%	11/15/43	13,874	16,496
	Philip Morris International Inc.	4.250%	11/10/44	8,500	9,344
4	Procter & Gamble - Esop	9.360%	1/1/21	3,075	3,717
	Procter & Gamble Co.	1.600%	11/15/18	6,700	6,843
	Procter & Gamble Co.	4.700%	2/15/19	4,105	4,496
	Procter & Gamble Co.	1.900%	11/1/19	8,800	9,060
	Procter & Gamble Co.	1.850%	2/2/21	6,250	6,401
	Procter & Gamble Co.	2.300%	2/6/22	14,125	14,672
	Procter & Gamble Co.	3.100%	8/15/23	8,167	8,858
	Procter & Gamble Co.	6.450%	1/15/26	5,186	7,041
	Procter & Gamble Co.	2.700%	2/2/26	5,950	6,287
	Procter & Gamble Co.	5.500%	2/1/34	5,788	7,763
	Procter & Gamble Co.	5.800%	8/15/34	95	132
	Procter & Gamble Co.	5.550%	3/5/37	17,835	24,771
	Quest Diagnostics Inc.	2.700%	4/1/19	6,950	7,146
	Quest Diagnostics Inc.	4.750%	1/30/20	2,700	2,962
	Quest Diagnostics Inc.	2.500%	3/30/20	3,000	3,024
	Quest Diagnostics Inc.	4.700%	4/1/21	2,000	2,205
	Quest Diagnostics Inc.	4.250%	4/1/24	4,587	4,965
	Quest Diagnostics Inc.	3.500%	3/30/25	4,900	5,062
	Quest Diagnostics Inc.	3.450%	6/1/26	5,035	5,195
	Quest Diagnostics Inc.	5.750%	1/30/40	1,055	1,229
	Quest Diagnostics Inc.	4.700%	3/30/45	2,149	2,257
	Reynolds American Inc.	2.300%	8/21/17	175	177
	Reynolds American Inc.	2.300%	6/12/18	11,610	11,797
	Reynolds American Inc.	8.125%	6/23/19	7,728	9,169
	Reynolds American Inc.	6.875%	5/1/20	1,400	1,652
	Reynolds American Inc.	3.250%	6/12/20	11,335	11,982
	Reynolds American Inc.	4.000%	6/12/22	8,250	8,956
	Reynolds American Inc.	4.850%	9/15/23	3,425	3,912
	Reynolds American Inc.	4.450%	6/12/25	31,950	35,703
	Reynolds American Inc.	5.700%	8/15/35	10,500	12,785
	Reynolds American Inc.	7.250%	6/15/37	3,008	4,091
	Reynolds American Inc.	8.125%	5/1/40	2,569	3,569
	Reynolds American Inc.	7.000%	8/4/41	3,375	4,253
	Reynolds American Inc.	5.850%	8/15/45	19,300	24,648
	Sanofi	1.250%	4/10/18	13,285	13,370
	Sanofi	4.000%	3/29/21	17,973	19,842
	Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	1,900	2,324
	St. Jude Medical Inc.	2.000%	9/15/18	4,650	4,715
	St. Jude Medical Inc.	2.800%	9/15/20	4,650	4,804
	St. Jude Medical Inc.	3.250%	4/15/23	9,575	9,878
	St. Jude Medical Inc.	3.875%	9/15/25	3,400	3,628
	St. Jude Medical Inc.	4.750%	4/15/43	9,950	10,593
	Stryker Corp.	2.000%	3/8/19	6,425	6,520

78

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Stryker Corp.	4.375%	1/15/20	811	884
	Stryker Corp.	2.625%	3/15/21	22,325	23,086
	Stryker Corp.	3.375%	5/15/24	11,300	11,939
	Stryker Corp.	3.375%	11/1/25	14,725	15,471
	Stryker Corp.	3.500%	3/15/26	10,365	10,981
	Stryker Corp.	4.375%	5/15/44	3,400	3,614
	Stryker Corp.	4.625%	3/15/46	15,435	17,308
	Sysco Corp.	5.250%	2/12/18	3,045	3,232
	Sysco Corp.	1.900%	4/1/19	4,700	4,756
	Sysco Corp.	2.600%	10/1/20	5,575	5,735
	Sysco Corp.	2.500%	7/15/21	4,950	5,055
	Sysco Corp.	3.750%	10/1/25	4,075	4,390
	Sysco Corp.	3.300%	7/15/26	10,250	10,636
	Sysco Corp.	5.375%	9/21/35	6,655	7,924
	Sysco Corp.	4.850%	10/1/45	2,100	2,344
	Sysco Corp.	4.500%	4/1/46	3,275	3,494
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	7,342	7,790
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	15,225	15,452
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,670	2,001
	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	5,270	5,613
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	12,567	12,680
4	Texas Health Resources	4.330%	11/15/55	1,575	1,774
	The Pepsi Bottling Group Inc.	7.000%	3/1/29	12,455	17,872
	Thermo Fisher Scientific Inc.	1.850%	1/15/18	4,360	4,390
	Thermo Fisher Scientific Inc.	2.150%	12/14/18	3,525	3,566
	Thermo Fisher Scientific Inc.	2.400%	2/1/19	9,012	9,183
	Thermo Fisher Scientific Inc.	4.700%	5/1/20	750	824
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,800	9,697
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	1,609	1,708
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	11,420	11,851
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	6,750	6,904
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	10,000	10,188
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	6,749	7,403
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	8,775	9,215
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	5,197	5,996
	Trinity Health Corp.	4.125%	12/1/45	2,940	3,263
	Tupperware Brands Corp.	4.750%	6/1/21	5,460	5,876
	Tyson Foods Inc.	2.650%	8/15/19	10,181	10,474
	Tyson Foods Inc.	4.500%	6/15/22	19,493	21,721
	Tyson Foods Inc.	3.950%	8/15/24	11,730	12,662
	Tyson Foods Inc.	4.875%	8/15/34	8,549	9,472
	Tyson Foods Inc.	5.150%	8/15/44	3,725	4,299
	Unilever Capital Corp.	0.850%	8/2/17	5,500	5,498
	Unilever Capital Corp.	4.800%	2/15/19	6,986	7,650
	Unilever Capital Corp.	2.200%	3/6/19	6,600	6,793
	Unilever Capital Corp.	2.100%	7/30/20	7,600	7,820
	Unilever Capital Corp.	4.250%	2/10/21	12,820	14,317
	Unilever Capital Corp.	3.100%	7/30/25	6,200	6,771
	Unilever Capital Corp.	5.900%	11/15/32	4,250	5,902
	Whirlpool Corp.	1.650%	11/1/17	3,300	3,321
	Whirlpool Corp.	2.400%	3/1/19	2,000	2,045
	Whirlpool Corp.	4.850%	6/15/21	2,763	3,102
	Whirlpool Corp.	4.700%	6/1/22	2,655	2,962
	Whirlpool Corp.	3.700%	3/1/23	1,450	1,545
	Whirlpool Corp.	4.000%	3/1/24	5,234	5,681
	Whirlpool Corp.	3.700%	5/1/25	3,305	3,513
	Whirlpool Corp.	5.150%	3/1/43	3,320	3,752
	Whirlpool Corp.	4.500%	6/1/46	7,450	7,773
7	Whole Foods Market Inc.	5.200%	12/3/25	15,200	16,158
	Wyeth LLC	7.250%	3/1/23	2,400	3,147
	Wyeth LLC	6.450%	2/1/24	1,925	2,472
	Wyeth LLC	6.500%	2/1/34	6,675	9,127
	Wyeth LLC	6.000%	2/15/36	5,940	7,924
	Wyeth LLC	5.950%	4/1/37	34,778	46,346

79

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Zeneca Wilmington Inc.	7.000%	11/15/23	3,175	4,114
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	9,000	9,075
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	1,850	2,011
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	10,400	10,506
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	5,675	5,926
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,480	8,689
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	23,200	23,894
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	7,460	7,490
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	4,058	4,794
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	9,000	9,149
Zoetis Inc.	1.875%	2/1/18	2,550	2,558
Zoetis Inc.	3.450%	11/13/20	5,000	5,209
Zoetis Inc.	3.250%	2/1/23	13,385	13,627
Zoetis Inc.	4.500%	11/13/25	5,025	5,526
Zoetis Inc.	4.700%	2/1/43	8,703	8,613
Energy (2.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,375	1,370
Anadarko Finance Co.	7.500%	5/1/31	9,851	11,768
Anadarko Petroleum Corp.	6.375%	9/15/17	3,039	3,199
Anadarko Petroleum Corp.	8.700%	3/15/19	700	798
Anadarko Petroleum Corp.	4.850%	3/15/21	2,500	2,653
Anadarko Petroleum Corp.	3.450%	7/15/24	6,739	6,584
Anadarko Petroleum Corp.	5.550%	3/15/26	41,714	46,175
Anadarko Petroleum Corp.	6.450%	9/15/36	14,146	16,180
Anadarko Petroleum Corp.	7.950%	6/15/39	3,475	4,312
Anadarko Petroleum Corp.	6.200%	3/15/40	13,865	15,531
Anadarko Petroleum Corp.	4.500%	7/15/44	300	274
Anadarko Petroleum Corp.	6.600%	3/15/46	3,300	3,982
Apache Corp.	6.900%	9/15/18	7,110	7,822
Apache Corp.	3.625%	2/1/21	5,800	6,051
Apache Corp.	3.250%	4/15/22	6,163	6,355
Apache Corp.	2.625%	1/15/23	575	569
Apache Corp.	6.000%	1/15/37	19,005	21,684
Apache Corp.	5.100%	9/1/40	12,718	13,310
Apache Corp.	5.250%	2/1/42	11,300	11,988
Apache Corp.	4.750%	4/15/43	5,676	5,804
Apache Finance Canada Corp.	7.750%	12/15/29	5,215	6,627
Baker Hughes Inc.	3.200%	8/15/21	10,502	11,026
Baker Hughes Inc.	5.125%	9/15/40	9,730	10,878
Boardwalk Pipelines LP	5.750%	9/15/19	50	53
Boardwalk Pipelines LP	3.375%	2/1/23	3,525	3,233
Boardwalk Pipelines LP	4.950%	12/15/24	8,250	8,119
Boardwalk Pipelines LP	5.950%	6/1/26	11,005	11,562
BP Capital Markets plc	1.375%	11/6/17	3,840	3,852
BP Capital Markets plc	1.375%	5/10/18	35,565	35,627
BP Capital Markets plc	2.241%	9/26/18	6,375	6,503
BP Capital Markets plc	4.750%	3/10/19	12,310	13,338
BP Capital Markets plc	1.676%	5/3/19	1,000	1,008
BP Capital Markets plc	2.237%	5/10/19	23,986	24,588
BP Capital Markets plc	2.315%	2/13/20	6,550	6,703
BP Capital Markets plc	4.742%	3/11/21	15,503	17,428
BP Capital Markets plc	3.561%	11/1/21	14,445	15,527
BP Capital Markets plc	3.062%	3/17/22	3,425	3,570
BP Capital Markets plc	3.245%	5/6/22	18,766	19,732
BP Capital Markets plc	2.500%	11/6/22	13,082	13,192
BP Capital Markets plc	2.750%	5/10/23	24,420	24,594
BP Capital Markets plc	3.994%	9/26/23	5,800	6,275
BP Capital Markets plc	3.814%	2/10/24	5,722	6,135
BP Capital Markets plc	3.535%	11/4/24	23,119	24,382
BP Capital Markets plc	3.506%	3/17/25	14,373	15,202
BP Capital Markets plc	3.119%	5/4/26	2,200	2,240
Buckeye Partners LP	6.050%	1/15/18	370	390
Buckeye Partners LP	2.650%	11/15/18	7,000	7,049

80

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Buckeye Partners LP	4.150%	7/1/23	2,975	2,960
Buckeye Partners LP	4.350%	10/15/24	400	398
Buckeye Partners LP	5.850%	11/15/43	5,775	5,619
Buckeye Partners LP	5.600%	10/15/44	1,425	1,338
Burlington Resources Finance Co.	7.200%	8/15/31	750	949
Burlington Resources Finance Co.	7.400%	12/1/31	4,150	5,452
Canadian Natural Resources Ltd.	3.450%	11/15/21	4,125	4,130
Canadian Natural Resources Ltd.	3.800%	4/15/24	4,573	4,481
Canadian Natural Resources Ltd.	3.900%	2/1/25	200	197
Canadian Natural Resources Ltd.	7.200%	1/15/32	5,318	5,917
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	6,387
Canadian Natural Resources Ltd.	5.850%	2/1/35	4,145	4,226
Canadian Natural Resources Ltd.	6.500%	2/15/37	6,997	7,617
Canadian Natural Resources Ltd.	6.250%	3/15/38	5,439	5,916
Canadian Natural Resources Ltd.	6.750%	2/1/39	2,470	2,730
Chevron Corp.	1.344%	11/9/17	11,100	11,146
Chevron Corp.	1.345%	11/15/17	1,910	1,920
Chevron Corp.	1.104%	12/5/17	7,750	7,763
Chevron Corp.	1.365%	3/2/18	30,350	30,514
Chevron Corp.	1.718%	6/24/18	17,465	17,629
Chevron Corp.	1.790%	11/16/18	11,300	11,451
Chevron Corp.	4.950%	3/3/19	28,300	31,003
Chevron Corp.	1.561%	5/16/19	15,800	15,963
Chevron Corp.	2.193%	11/15/19	12,650	12,993
Chevron Corp.	1.961%	3/3/20	19,390	19,643
Chevron Corp.	2.427%	6/24/20	6,700	6,922
Chevron Corp.	2.419%	11/17/20	11,000	11,339
Chevron Corp.	2.100%	5/16/21	13,990	14,248
Chevron Corp.	2.411%	3/3/22	7,760	7,908
Chevron Corp.	2.355%	12/5/22	10,471	10,635
Chevron Corp.	3.191%	6/24/23	11,205	11,878
Chevron Corp.	3.326%	11/17/25	800	854
Chevron Corp.	2.954%	5/16/26	20,250	20,914
Cimarex Energy Co.	5.875%	5/1/22	3,500	3,665
Cimarex Energy Co.	4.375%	6/1/24	11,950	12,544
Columbia Pipeline Group Inc.	2.450%	6/1/18	3,475	3,490
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,485	1,537
Columbia Pipeline Group Inc.	4.500%	6/1/25	9,050	9,690
Columbia Pipeline Group Inc.	5.800%	6/1/45	5,015	5,792
ConocoPhillips	6.650%	7/15/18	45	49
ConocoPhillips	5.750%	2/1/19	17,530	19,264
ConocoPhillips	6.000%	1/15/20	400	454
ConocoPhillips	5.900%	10/15/32	13,226	15,509
ConocoPhillips	5.900%	5/15/38	4,312	5,158
ConocoPhillips	6.500%	2/1/39	17,607	22,646
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,720	5,587
ConocoPhillips Co.	1.050%	12/15/17	1,952	1,942
ConocoPhillips Co.	2.200%	5/15/20	1,150	1,160
ConocoPhillips Co.	4.200%	3/15/21	9,800	10,590
ConocoPhillips Co.	2.875%	11/15/21	13,300	13,560
ConocoPhillips Co.	2.400%	12/15/22	11,475	11,345
ConocoPhillips Co.	3.350%	11/15/24	4,313	4,441
ConocoPhillips Co.	3.350%	5/15/25	250	256
ConocoPhillips Co.	4.950%	3/15/26	19,861	22,515
ConocoPhillips Co.	4.150%	11/15/34	6,366	6,364
ConocoPhillips Co.	4.300%	11/15/44	18,362	18,564
ConocoPhillips Co.	5.950%	3/15/46	6,724	8,373
ConocoPhillips Holding Co.	6.950%	4/15/29	8,718	10,877
Devon Energy Corp.	2.250%	12/15/18	5,755	5,705
Devon Energy Corp.	6.300%	1/15/19	35	38
Devon Energy Corp.	4.000%	7/15/21	5,965	6,040
Devon Energy Corp.	3.250%	5/15/22	18,285	17,730
Devon Energy Corp.	5.850%	12/15/25	6,150	6,790
Devon Energy Corp.	7.950%	4/15/32	8,755	10,260

81

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Devon Energy Corp.	5.600%	7/15/41	9,399	9,065
Devon Energy Corp.	4.750%	5/15/42	9,672	8,612
Devon Energy Corp.	5.000%	6/15/45	4,703	4,375
Devon Financing Co. LLC	7.875%	9/30/31	16,736	19,408
Dominion Gas Holdings LLC	2.800%	11/15/20	4,800	4,967
Dominion Gas Holdings LLC	3.550%	11/1/23	14,025	14,807
Dominion Gas Holdings LLC	3.600%	12/15/24	7,825	8,296
Dominion Gas Holdings LLC	4.800%	11/1/43	5,400	5,856
Dominion Gas Holdings LLC	4.600%	12/15/44	4,925	5,206
El Paso Natural Gas Co. LLC	8.625%	1/15/22	6,694	7,894
El Paso Natural Gas Co. LLC	8.375%	6/15/32	1,408	1,647
Enable Midstream Partners LP	2.400%	5/15/19	4,000	3,750
Enable Midstream Partners LP	3.900%	5/15/24	10,994	9,798
Enable Midstream Partners LP	5.000%	5/15/44	1,275	1,001
Enbridge Energy Partners LP	6.500%	4/15/18	6,305	6,693
Enbridge Energy Partners LP	9.875%	3/1/19	8,235	9,469
Enbridge Energy Partners LP	4.375%	10/15/20	1,400	1,444
Enbridge Energy Partners LP	4.200%	9/15/21	500	513
Enbridge Energy Partners LP	5.875%	10/15/25	3,500	3,857
Enbridge Energy Partners LP	7.500%	4/15/38	11,035	12,988
Enbridge Energy Partners LP	5.500%	9/15/40	8,520	8,316
Enbridge Energy Partners LP	7.375%	10/15/45	2,231	2,722
Enbridge Inc.	4.500%	6/10/44	4,100	3,587
Encana Corp.	6.500%	5/15/19	6,500	6,922
Encana Corp.	3.900%	11/15/21	6,992	6,808
Encana Corp.	6.500%	8/15/34	18,415	18,254
Encana Corp.	6.625%	8/15/37	348	349
Encana Corp.	6.500%	2/1/38	5,000	4,969
Energy Transfer Partners LP	2.500%	6/15/18	3,530	3,517
Energy Transfer Partners LP	6.700%	7/1/18	8,372	8,908
Energy Transfer Partners LP	9.000%	4/15/19	22,188	24,915
Energy Transfer Partners LP	4.150%	10/1/20	7,251	7,360
Energy Transfer Partners LP	4.650%	6/1/21	4,500	4,657
Energy Transfer Partners LP	5.200%	2/1/22	6,966	7,357
Energy Transfer Partners LP	3.600%	2/1/23	18,833	18,038
Energy Transfer Partners LP	4.900%	2/1/24	1,620	1,663
Energy Transfer Partners LP	7.600%	2/1/24	4,822	5,399
Energy Transfer Partners LP	4.050%	3/15/25	6,175	6,084
Energy Transfer Partners LP	4.750%	1/15/26	13,685	14,113
Energy Transfer Partners LP	8.250%	11/15/29	10	12
Energy Transfer Partners LP	4.900%	3/15/35	4,150	3,734
Energy Transfer Partners LP	6.625%	10/15/36	3,495	3,664
Energy Transfer Partners LP	7.500%	7/1/38	7,457	8,218
Energy Transfer Partners LP	6.050%	6/1/41	4,300	4,217
Energy Transfer Partners LP	6.500%	2/1/42	17,710	18,496
Energy Transfer Partners LP	5.150%	2/1/43	1,524	1,364
Energy Transfer Partners LP	5.950%	10/1/43	3,935	3,881
Energy Transfer Partners LP	5.150%	3/15/45	503	467
Energy Transfer Partners LP	6.125%	12/15/45	8,100	8,408
EnLink Midstream Partners LP	2.700%	4/1/19	750	724
EnLink Midstream Partners LP	4.400%	4/1/24	5,975	5,602
EnLink Midstream Partners LP	4.150%	6/1/25	5,599	5,207
EnLink Midstream Partners LP	5.600%	4/1/44	6,545	5,498
Enterprise Products Operating LLC	6.300%	9/15/17	13,515	14,277
Enterprise Products Operating LLC	6.650%	4/15/18	5,950	6,463
Enterprise Products Operating LLC	1.650%	5/7/18	8,040	8,067
Enterprise Products Operating LLC	6.500%	1/31/19	9,444	10,558
Enterprise Products Operating LLC	2.550%	10/15/19	11,185	11,489
Enterprise Products Operating LLC	5.250%	1/31/20	845	939
Enterprise Products Operating LLC	5.200%	9/1/20	3,143	3,533
Enterprise Products Operating LLC	2.850%	4/15/21	1,000	1,031
Enterprise Products Operating LLC	4.050%	2/15/22	225	243
Enterprise Products Operating LLC	3.350%	3/15/23	10,686	10,973
Enterprise Products Operating LLC	3.900%	2/15/24	18,570	19,654

82

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enterprise Products Operating LLC	3.750%	2/15/25	16,150	16,956
Enterprise Products Operating LLC	3.700%	2/15/26	7,165	7,498
Enterprise Products Operating LLC	3.950%	2/15/27	5,400	5,739
Enterprise Products Operating LLC	6.875%	3/1/33	7,343	8,978
Enterprise Products Operating LLC	6.650%	10/15/34	1,485	1,796
Enterprise Products Operating LLC	5.750%	3/1/35	5,200	5,802
Enterprise Products Operating LLC	7.550%	4/15/38	2,969	3,866
Enterprise Products Operating LLC	6.125%	10/15/39	5,335	6,317
Enterprise Products Operating LLC	6.450%	9/1/40	743	911
Enterprise Products Operating LLC	5.950%	2/1/41	5,419	6,362
Enterprise Products Operating LLC	5.700%	2/15/42	7,145	8,377
Enterprise Products Operating LLC	4.850%	8/15/42	7,775	8,274
Enterprise Products Operating LLC	4.450%	2/15/43	19,042	19,122
Enterprise Products Operating LLC	4.850%	3/15/44	18,087	19,223
Enterprise Products Operating LLC	5.100%	2/15/45	6,340	6,978
Enterprise Products Operating LLC	4.900%	5/15/46	18,045	19,464
Enterprise Products Operating LLC	4.950%	10/15/54	4,320	4,431
EOG Resources Inc.	5.875%	9/15/17	5,440	5,728
EOG Resources Inc.	5.625%	6/1/19	1,006	1,111
EOG Resources Inc.	4.400%	6/1/20	9,175	9,943
EOG Resources Inc.	4.100%	2/1/21	9,735	10,565
EOG Resources Inc.	2.625%	3/15/23	15,403	15,346
EOG Resources Inc.	3.150%	4/1/25	7,500	7,641
EOG Resources Inc.	4.150%	1/15/26	4,500	4,928
EOG Resources Inc.	3.900%	4/1/35	5,076	5,081
EQT Corp.	6.500%	4/1/18	16,650	17,350
EQT Corp.	8.125%	6/1/19	4,400	4,848
EQT Corp.	4.875%	11/15/21	6,600	7,022
EQT Midstream Partners LP	4.000%	8/1/24	3,210	3,095
Exxon Mobil Corp.	1.439%	3/1/18	38,100	38,446
Exxon Mobil Corp.	1.305%	3/6/18	25,000	25,174
Exxon Mobil Corp.	1.819%	3/15/19	2,078	2,117
Exxon Mobil Corp.	1.912%	3/6/20	8,041	8,198
Exxon Mobil Corp.	2.222%	3/1/21	21,000	21,648
Exxon Mobil Corp.	2.397%	3/6/22	29,350	30,158
Exxon Mobil Corp.	2.726%	3/1/23	29,000	30,244
Exxon Mobil Corp.	2.709%	3/6/25	19,700	20,543
Exxon Mobil Corp.	3.043%	3/1/26	12,300	13,027
Exxon Mobil Corp.	3.567%	3/6/45	9,225	9,552
Exxon Mobil Corp.	4.114%	3/1/46	21,925	24,690
FMC Technologies Inc.	2.000%	10/1/17	5,075	5,026
FMC Technologies Inc.	3.450%	10/1/22	1,292	1,233
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	719
Halliburton Co.	1.000%	8/1/16	5,125	5,125
Halliburton Co.	2.000%	8/1/18	5,375	5,414
Halliburton Co.	5.900%	9/15/18	2,970	3,225
Halliburton Co.	6.150%	9/15/19	2,145	2,435
Halliburton Co.	3.500%	8/1/23	4,942	5,125
Halliburton Co.	3.800%	11/15/25	44,100	45,988
Halliburton Co.	4.850%	11/15/35	5,085	5,504
Halliburton Co.	6.700%	9/15/38	10,240	13,005
Halliburton Co.	7.450%	9/15/39	5,484	7,578
Halliburton Co.	4.500%	11/15/41	5,196	5,194
Halliburton Co.	4.750%	8/1/43	9,150	9,575
Halliburton Co.	5.000%	11/15/45	14,975	16,388
Hess Corp.	8.125%	2/15/19	13,174	14,713
Hess Corp.	3.500%	7/15/24	5,250	5,077
Hess Corp.	7.875%	10/1/29	5,933	7,068
Hess Corp.	7.300%	8/15/31	4,628	5,312
Hess Corp.	7.125%	3/15/33	4,642	5,134
Hess Corp.	6.000%	1/15/40	14,268	14,738
Hess Corp.	5.600%	2/15/41	8,231	8,228
Husky Energy Inc.	6.150%	6/15/19	800	862
Husky Energy Inc.	7.250%	12/15/19	6,616	7,443

83

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Husky Energy Inc.	3.950%	4/15/22	2,921	2,973
Husky Energy Inc.	4.000%	4/15/24	13,590	13,851
Husky Energy Inc.	6.800%	9/15/37	2,601	2,986
Kerr-McGee Corp.	6.950%	7/1/24	9,270	10,722
Kerr-McGee Corp.	7.875%	9/15/31	1,724	2,046
Kinder Morgan Energy Partners LP	5.950%	2/15/18	11,440	12,076
Kinder Morgan Energy Partners LP	2.650%	2/1/19	13,765	13,760
Kinder Morgan Energy Partners LP	6.850%	2/15/20	4,960	5,554
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,200	2,427
Kinder Morgan Energy Partners LP	3.500%	3/1/21	5,625	5,646
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,415	5,945
Kinder Morgan Energy Partners LP	5.000%	10/1/21	10,450	11,074
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,000	4,058
Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,000	8,103
Kinder Morgan Energy Partners LP	3.450%	2/15/23	6,880	6,691
Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,699	10,483
Kinder Morgan Energy Partners LP	4.300%	5/1/24	9,300	9,401
Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,970	8,071
Kinder Morgan Energy Partners LP	7.400%	3/15/31	85	93
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,465	2,685
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,699	5,857
Kinder Morgan Energy Partners LP	6.500%	2/1/37	20,691	21,720
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,668	4,056
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,695	5,958
Kinder Morgan Energy Partners LP	6.550%	9/15/40	5,000	5,248
Kinder Morgan Energy Partners LP	7.500%	11/15/40	6,331	7,168
Kinder Morgan Energy Partners LP	5.625%	9/1/41	10,601	10,284
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,645	1,551
Kinder Morgan Energy Partners LP	4.700%	11/1/42	10,974	9,897
Kinder Morgan Energy Partners LP	5.000%	3/1/43	2,091	1,973
Kinder Morgan Energy Partners LP	5.500%	3/1/44	10,845	10,855
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,009	998
Kinder Morgan Inc.	2.000%	12/1/17	5,000	4,974
Kinder Morgan Inc.	3.050%	12/1/19	9,925	10,029
Kinder Morgan Inc.	4.300%	6/1/25	7,250	7,420
Kinder Morgan Inc.	7.800%	8/1/31	4,550	5,124
Kinder Morgan Inc.	7.750%	1/15/32	9,453	10,698
Kinder Morgan Inc.	5.300%	12/1/34	10,517	10,331
Kinder Morgan Inc.	5.550%	6/1/45	18,968	19,289
Magellan Midstream Partners LP	6.400%	7/15/18	9,010	9,796
Magellan Midstream Partners LP	6.550%	7/15/19	9,640	10,884
Magellan Midstream Partners LP	4.250%	2/1/21	3,945	4,266
Magellan Midstream Partners LP	3.200%	3/15/25	925	923
Magellan Midstream Partners LP	5.000%	3/1/26	1,500	1,698
Magellan Midstream Partners LP	6.400%	5/1/37	2,900	3,420
Magellan Midstream Partners LP	4.200%	12/1/42	2,400	2,288
Magellan Midstream Partners LP	5.150%	10/15/43	176	189
Magellan Midstream Partners LP	4.200%	3/15/45	2,201	2,077
Marathon Oil Corp.	6.000%	10/1/17	13,905	14,434
Marathon Oil Corp.	5.900%	3/15/18	4,057	4,219
Marathon Oil Corp.	2.700%	6/1/20	4,515	4,244
Marathon Oil Corp.	2.800%	11/1/22	17,596	15,924
Marathon Oil Corp.	3.850%	6/1/25	115	105
Marathon Oil Corp.	6.800%	3/15/32	7,117	7,259
Marathon Oil Corp.	6.600%	10/1/37	4,938	4,975
Marathon Oil Corp.	5.200%	6/1/45	6,275	5,491
Marathon Petroleum Corp.	2.700%	12/14/18	4,500	4,599
Marathon Petroleum Corp.	3.400%	12/15/20	5,950	6,150
Marathon Petroleum Corp.	5.125%	3/1/21	12,865	14,148
Marathon Petroleum Corp.	3.625%	9/15/24	6,325	6,215
Marathon Petroleum Corp.	6.500%	3/1/41	14,484	15,442
Marathon Petroleum Corp.	4.750%	9/15/44	1,802	1,536
Marathon Petroleum Corp.	5.850%	12/15/45	1,459	1,418
Marathon Petroleum Corp.	5.000%	9/15/54	3,052	2,552

84

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	MPLX LP	4.500%	7/15/23	22,032	21,426
7	MPLX LP	4.875%	12/1/24	18,210	17,755
7	MPLX LP	4.875%	6/1/25	3,400	3,315
	Nabors Industries Inc.	6.150%	2/15/18	20,435	20,844
	Nabors Industries Inc.	9.250%	1/15/19	1,725	1,833
	Nabors Industries Inc.	5.000%	9/15/20	2,325	2,188
	Nabors Industries Inc.	4.625%	9/15/21	4,650	4,255
	Nabors Industries Inc.	5.100%	9/15/23	4,825	4,294
	National Fuel Gas Co.	6.500%	4/15/18	6,000	6,375
	National Fuel Gas Co.	8.750%	5/1/19	1,600	1,814
	National Fuel Gas Co.	4.900%	12/1/21	550	579
	National Fuel Gas Co.	3.750%	3/1/23	3,660	3,556
	National Fuel Gas Co.	5.200%	7/15/25	1,900	1,971
	National Oilwell Varco Inc.	1.350%	12/1/17	12,150	12,066
	National Oilwell Varco Inc.	2.600%	12/1/22	25,491	23,777
	National Oilwell Varco Inc.	3.950%	12/1/42	8,598	6,801
	Noble Energy Inc.	8.250%	3/1/19	9,799	11,221
	Noble Energy Inc.	4.150%	12/15/21	8,965	9,441
	Noble Energy Inc.	3.900%	11/15/24	1,400	1,428
	Noble Energy Inc.	8.000%	4/1/27	725	858
	Noble Energy Inc.	6.000%	3/1/41	15,651	17,028
	Noble Energy Inc.	5.250%	11/15/43	8,327	8,457
	Noble Energy Inc.	5.050%	11/15/44	3,025	3,046
	Occidental Petroleum Corp.	1.500%	2/15/18	2,350	2,359
	Occidental Petroleum Corp.	4.100%	2/1/21	20,135	22,081
	Occidental Petroleum Corp.	3.125%	2/15/22	5,895	6,171
	Occidental Petroleum Corp.	2.700%	2/15/23	10,968	11,178
	Occidental Petroleum Corp.	3.500%	6/15/25	4,300	4,577
	Occidental Petroleum Corp.	3.400%	4/15/26	7,254	7,652
	Occidental Petroleum Corp.	4.625%	6/15/45	7,756	8,795
	Occidental Petroleum Corp.	4.400%	4/15/46	13,928	15,323
	Oceaneering International Inc.	4.650%	11/15/24	4,331	4,161
	ONEOK Partners LP	2.000%	10/1/17	200	200
	ONEOK Partners LP	3.200%	9/15/18	100	101
	ONEOK Partners LP	8.625%	3/1/19	10,150	11,513
	ONEOK Partners LP	3.375%	10/1/22	14,527	14,272
	ONEOK Partners LP	4.900%	3/15/25	5,700	6,003
	ONEOK Partners LP	6.650%	10/1/36	14,219	14,978
	ONEOK Partners LP	6.850%	10/15/37	1,825	1,977
	ONEOK Partners LP	6.125%	2/1/41	5,165	5,416
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	13,357	13,896
	Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	300	322
	Petro-Canada	6.050%	5/15/18	13,010	13,992
	Petro-Canada	7.875%	6/15/26	2,800	3,620
	Petro-Canada	5.350%	7/15/33	4,825	5,304
	Petro-Canada	5.950%	5/15/35	8,410	9,962
	Petro-Canada	6.800%	5/15/38	8,559	10,999
	Phillips 66	4.300%	4/1/22	17,440	19,056
	Phillips 66	4.650%	11/15/34	4,990	5,241
	Phillips 66	5.875%	5/1/42	13,806	16,584
	Phillips 66	4.875%	11/15/44	26,131	28,521
	Phillips 66 Partners LP	2.646%	2/15/20	1,850	1,860
	Phillips 66 Partners LP	3.605%	2/15/25	7,618	7,360
	Phillips 66 Partners LP	4.680%	2/15/45	2,050	1,906
	Pioneer Natural Resources Co.	6.875%	5/1/18	9,800	10,599
	Pioneer Natural Resources Co.	3.450%	1/15/21	3,100	3,197
	Pioneer Natural Resources Co.	3.950%	7/15/22	10,310	10,810
	Pioneer Natural Resources Co.	4.450%	1/15/26	17,750	19,369
	Pioneer Natural Resources Co.	7.200%	1/15/28	2,400	2,957
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	4,210	4,465
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	2,986	3,409
	Plains All American Pipeline LP / PAA Finance Corp.	2.600%	12/15/19	100	97
	Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	9,856	10,544
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	6,512	6,858

85

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	4,154	4,075
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	12,470	11,481
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	3,834	3,717
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	22,615	21,237
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	3,458	3,493
Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	400	418
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	2,075	2,145
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	7,525	6,660
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	13,297	10,559
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	4,310	3,683
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	200	179
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.750%	9/1/20	50	53
Regency Energy Partners LP / Regency Energy Finance
Corp.	6.500%	7/15/21	11,989	12,394
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.875%	3/1/22	7,565	8,095
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.000%	10/1/22	20,550	21,064
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.500%	4/15/23	9,100	9,168
Regency Energy Partners LP / Regency Energy Finance
Corp.	4.500%	11/1/23	13,800	13,524
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	9,497	10,280
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	5,579	5,084
Schlumberger Investment SA	3.650%	12/1/23	10,525	11,290
Shell International Finance BV	1.125%	8/21/17	9,185	9,199
Shell International Finance BV	1.250%	11/10/17	4,000	4,012
Shell International Finance BV	1.900%	8/10/18	31,340	31,829
Shell International Finance BV	1.625%	11/10/18	7,200	7,268
Shell International Finance BV	2.000%	11/15/18	10,450	10,626
Shell International Finance BV	1.375%	5/10/19	24,750	24,833
Shell International Finance BV	4.300%	9/22/19	28,250	30,717
Shell International Finance BV	4.375%	3/25/20	7,950	8,715
Shell International Finance BV	2.125%	5/11/20	12,375	12,606
Shell International Finance BV	2.250%	11/10/20	1,450	1,484
Shell International Finance BV	1.875%	5/10/21	24,700	24,794
Shell International Finance BV	2.375%	8/21/22	7,015	7,135
Shell International Finance BV	2.250%	1/6/23	11,653	11,649
Shell International Finance BV	3.400%	8/12/23	9,520	10,135
Shell International Finance BV	3.250%	5/11/25	19,850	20,760
Shell International Finance BV	2.875%	5/10/26	29,100	29,550
Shell International Finance BV	4.125%	5/11/35	20,650	22,098
Shell International Finance BV	6.375%	12/15/38	30,542	41,504
Shell International Finance BV	5.500%	3/25/40	6,908	8,572
Shell International Finance BV	4.550%	8/12/43	12,691	13,886
Shell International Finance BV	4.375%	5/11/45	22,925	24,930
Shell International Finance BV	4.000%	5/10/46	21,600	22,137
Southern Natural Gas Co. LLC	8.000%	3/1/32	8,150	9,041
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	6,443	6,745
Spectra Energy Capital LLC	6.200%	4/15/18	14,500	15,411
Spectra Energy Capital LLC	6.750%	2/15/32	3,050	3,238
Spectra Energy Capital LLC	7.500%	9/15/38	995	1,139
Spectra Energy Partners LP	2.950%	9/25/18	575	587
Spectra Energy Partners LP	4.750%	3/15/24	2,600	2,896
Spectra Energy Partners LP	3.500%	3/15/25	13,570	13,944
Spectra Energy Partners LP	5.950%	9/25/43	500	592
Spectra Energy Partners LP	4.500%	3/15/45	9,550	9,747
Suncor Energy Inc.	6.100%	6/1/18	1,775	1,907
Suncor Energy Inc.	3.600%	12/1/24	1,265	1,320
Suncor Energy Inc.	7.150%	2/1/32	4,903	6,132
Suncor Energy Inc.	5.950%	12/1/34	260	308
Suncor Energy Inc.	6.500%	6/15/38	18,602	24,223

86

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Suncor Energy Inc.	6.850%	6/1/39	2,859	3,799
	Sunoco Logistics Partners Operations LP	5.500%	2/15/20	3,305	3,548
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	23,900	25,051
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,164	1,138
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,250	2,252
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	6,400	7,139
	Sunoco Logistics Partners Operations LP	6.850%	2/15/40	750	795
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	10,440	10,738
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	225	206
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	6,878	6,786
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	5,725	5,664
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,720	1,886
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,342	1,583
7	Texas Eastern Transmission LP	2.800%	10/15/22	165	163
	Texas Eastern Transmission LP	7.000%	7/15/32	5,900	7,240
	Tosco Corp.	7.800%	1/1/27	875	1,116
	Tosco Corp.	8.125%	2/15/30	17,805	23,744
	Total Capital Canada Ltd.	1.450%	1/15/18	8,014	8,068
	Total Capital Canada Ltd.	2.750%	7/15/23	22,865	23,491
	Total Capital International SA	2.125%	1/10/19	13,560	13,824
	Total Capital International SA	2.100%	6/19/19	8,400	8,605
	Total Capital International SA	2.750%	6/19/21	27,098	28,178
	Total Capital International SA	2.875%	2/17/22	6,465	6,714
	Total Capital International SA	2.700%	1/25/23	8,800	9,021
	Total Capital International SA	3.700%	1/15/24	15,200	16,580
	Total Capital International SA	3.750%	4/10/24	9,080	9,953
	Total Capital SA	2.125%	8/10/18	11,460	11,697
	Total Capital SA	4.450%	6/24/20	13,365	14,800
	Total Capital SA	4.125%	1/28/21	9,002	9,889
	TransCanada PipeLines Ltd.	1.625%	11/9/17	24,500	24,591
	TransCanada PipeLines Ltd.	6.500%	8/15/18	16,655	18,237
	TransCanada PipeLines Ltd.	7.125%	1/15/19	925	1,043
	TransCanada PipeLines Ltd.	3.800%	10/1/20	17,050	18,202
	TransCanada PipeLines Ltd.	2.500%	8/1/22	11,655	11,579
	TransCanada PipeLines Ltd.	4.875%	1/15/26	25,800	29,495
	TransCanada PipeLines Ltd.	4.625%	3/1/34	5,100	5,441
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,479
	TransCanada PipeLines Ltd.	5.850%	3/15/36	14,410	16,955
	TransCanada PipeLines Ltd.	6.200%	10/15/37	7,835	9,597
	TransCanada PipeLines Ltd.	7.250%	8/15/38	5,436	7,460
	TransCanada PipeLines Ltd.	7.625%	1/15/39	7,774	10,942
	TransCanada PipeLines Ltd.	5.000%	10/16/43	6,400	7,172
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	368	370
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	650	594
	Valero Energy Corp.	9.375%	3/15/19	9,926	11,833
	Valero Energy Corp.	6.125%	2/1/20	13,770	15,428
	Valero Energy Corp.	3.650%	3/15/25	6,809	6,821
	Valero Energy Corp.	7.500%	4/15/32	10,671	12,709
	Valero Energy Corp.	6.625%	6/15/37	9,803	10,772
	Valero Energy Corp.	10.500%	3/15/39	323	470
	Valero Energy Corp.	4.900%	3/15/45	12,735	11,788
	Western Gas Partners LP	2.600%	8/15/18	5,700	5,671
	Western Gas Partners LP	5.375%	6/1/21	5,075	5,367
	Western Gas Partners LP	3.950%	6/1/25	4,755	4,529
	Western Gas Partners LP	5.450%	4/1/44	8,150	7,793
	Williams Partners LP	5.250%	3/15/20	7,375	7,569
	Williams Partners LP	4.000%	11/15/21	4,425	4,314
	Williams Partners LP	3.600%	3/15/22	30,260	28,596
	Williams Partners LP	3.350%	8/15/22	9,500	8,669
	Williams Partners LP	4.500%	11/15/23	3,800	3,629
	Williams Partners LP	4.300%	3/4/24	13,325	12,625
	Williams Partners LP	3.900%	1/15/25	13,391	12,236
	Williams Partners LP	4.000%	9/15/25	6,605	6,052
	Williams Partners LP	6.300%	4/15/40	2,840	2,702

87

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Williams Partners LP	5.800%	11/15/43	14,705	13,712
	Williams Partners LP	5.400%	3/4/44	4,000	3,560
	Williams Partners LP	4.900%	1/15/45	1,085	922
	Williams Partners LP	5.100%	9/15/45	16,440	14,097
	Williams Partners LP / ACMP Finance Corp.	6.125%	7/15/22	200	204
	Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	6,305	6,084
	Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	16,218	15,569
	XTO Energy Inc.	6.250%	8/1/17	9,075	9,593
	XTO Energy Inc.	5.500%	6/15/18	500	541
	XTO Energy Inc.	6.750%	8/1/37	600	883
	Other Industrial (0.1%)
	California Institute of Technology GO	4.321%	8/1/45	700	836
	California Institute of Technology GO	4.700%	11/1/11	11,700	12,830
	CBRE Services Inc.	5.250%	3/15/25	5,425	5,676
	CBRE Services Inc.	4.875%	3/1/26	13,435	13,872
	Cintas Corp. No 2	6.125%	12/1/17	1,625	1,738
	Cintas Corp. No 2	3.250%	6/1/22	4,015	4,297
	Fluor Corp.	3.375%	9/15/21	2,025	2,146
	Fluor Corp.	3.500%	12/15/24	10,459	11,172
	Howard Hughes Medical Institute Revenue	3.500%	9/1/23	5,141	5,676
4	Johns Hopkins University Maryland GO	4.083%	7/1/53	4,125	4,582
4	Massachusetts Institute of Technology GO	3.959%	7/1/38	7,975	9,108
	Massachusetts Institute of Technology GO	5.600%	7/1/11	9,585	13,694
	Massachusetts Institute of Technology GO	4.678%	7/1/14	4,450	5,306
4	Northwestern University Illinois GO	3.688%	12/1/38	6,150	6,696
4	Northwestern University Illinois GO	4.643%	12/1/44	4,550	5,743
4	Northwestern University Illinois GO	3.868%	12/1/48	100	114
	President & Fellows of Harvard College Massachusetts
	GO	3.619%	10/1/37	2,500	2,738
	Trustees of Dartmouth College	3.474%	6/1/46	10,402	11,095
4	University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	4,600	4,804
	University of Pennsylvania GO	4.674%	9/1/12	10,350	11,857
	Wesleyan University Connecticut GO	4.781%	7/1/16	2,250	2,430
	Yale University Connecticut GO	2.086%	4/15/19	7,865	8,117
	Technology (2.0%)
	Adobe Systems Inc.	4.750%	2/1/20	6,150	6,808
	Adobe Systems Inc.	3.250%	2/1/25	9,633	10,153
	Alphabet Inc.	3.625%	5/19/21	12,755	14,078
	Altera Corp.	1.750%	5/15/17	10,210	10,292
	Altera Corp.	2.500%	11/15/18	16,365	16,896
	Altera Corp.	4.100%	11/15/23	7,030	7,997
	Amphenol Corp.	1.550%	9/15/17	1,650	1,650
	Amphenol Corp.	2.550%	1/30/19	14,893	15,174
	Amphenol Corp.	4.000%	2/1/22	440	468
	Analog Devices Inc.	2.875%	6/1/23	12,425	12,963
	Analog Devices Inc.	5.300%	12/15/45	400	485
	Apple Inc.	1.300%	2/23/18	6,000	6,042
	Apple Inc.	1.000%	5/3/18	31,718	31,785
	Apple Inc.	2.100%	5/6/19	17,550	18,056
	Apple Inc.	1.550%	2/7/20	9,620	9,659
	Apple Inc.	2.000%	5/6/20	7,300	7,481
	Apple Inc.	2.250%	2/23/21	30,400	31,289
	Apple Inc.	2.850%	5/6/21	61,485	64,979
	Apple Inc.	2.150%	2/9/22	14,595	14,879
	Apple Inc.	2.700%	5/13/22	24,175	25,347
	Apple Inc.	2.850%	2/23/23	14,400	15,088
	Apple Inc.	2.400%	5/3/23	53,334	54,363
	Apple Inc.	3.450%	5/6/24	16,412	17,776
	Apple Inc.	2.500%	2/9/25	15,120	15,372
	Apple Inc.	3.200%	5/13/25	13,800	14,613
	Apple Inc.	3.250%	2/23/26	49,850	52,835
	Apple Inc.	4.500%	2/23/36	3,050	3,439
	Apple Inc.	3.850%	5/4/43	35,420	35,544

88

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Apple Inc.	4.450%	5/6/44	9,975	10,867
	Apple Inc.	3.450%	2/9/45	11,949	11,226
	Apple Inc.	4.375%	5/13/45	11,427	12,364
	Apple Inc.	4.650%	2/23/46	55,117	62,213
	Applied Materials Inc.	2.625%	10/1/20	8,025	8,340
	Applied Materials Inc.	4.300%	6/15/21	8,105	9,038
	Applied Materials Inc.	3.900%	10/1/25	12,650	14,042
	Applied Materials Inc.	5.100%	10/1/35	4,575	5,244
	Applied Materials Inc.	5.850%	6/15/41	7,061	8,599
	Arrow Electronics Inc.	3.000%	3/1/18	2,500	2,525
	Arrow Electronics Inc.	5.125%	3/1/21	1,288	1,402
	Arrow Electronics Inc.	3.500%	4/1/22	4,350	4,458
	Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,289
	Arrow Electronics Inc.	4.000%	4/1/25	6,400	6,506
	Autodesk Inc.	1.950%	12/15/17	9,014	9,038
	Autodesk Inc.	3.125%	6/15/20	2,500	2,568
	Autodesk Inc.	3.600%	12/15/22	1,675	1,710
	Autodesk Inc.	4.375%	6/15/25	2,900	3,051
	Avnet Inc.	5.875%	6/15/20	120	133
	Avnet Inc.	4.875%	12/1/22	4,725	5,125
	Avnet Inc.	4.625%	4/15/26	5,600	5,818
	Baidu Inc.	2.250%	11/28/17	5,250	5,299
	Baidu Inc.	3.250%	8/6/18	2,800	2,871
	Baidu Inc.	2.750%	6/9/19	14,475	14,702
	Baidu Inc.	3.500%	11/28/22	14,925	15,380
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,425	2,578
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,400	4,454
	CA Inc.	2.875%	8/15/18	3,000	3,058
	CA Inc.	5.375%	12/1/19	3,525	3,878
	CA Inc.	3.600%	8/1/20	6,525	6,808
	CA Inc.	4.500%	8/15/23	4,950	5,417
	Cadence Design Systems Inc.	4.375%	10/15/24	725	751
	Cisco Systems Inc.	1.400%	2/28/18	10,000	10,091
	Cisco Systems Inc.	4.950%	2/15/19	33,050	36,300
	Cisco Systems Inc.	1.600%	2/28/19	21,000	21,320
	Cisco Systems Inc.	2.125%	3/1/19	20,885	21,457
	Cisco Systems Inc.	4.450%	1/15/20	31,860	35,176
	Cisco Systems Inc.	2.450%	6/15/20	25,350	26,394
	Cisco Systems Inc.	2.200%	2/28/21	48,148	49,627
	Cisco Systems Inc.	2.900%	3/4/21	1,650	1,753
	Cisco Systems Inc.	3.625%	3/4/24	5,625	6,312
	Cisco Systems Inc.	2.950%	2/28/26	500	532
	Cisco Systems Inc.	5.900%	2/15/39	29,658	40,266
	Cisco Systems Inc.	5.500%	1/15/40	2,941	3,857
	Corning Inc.	1.450%	11/15/17	1,350	1,350
	Corning Inc.	1.500%	5/8/18	6,900	6,900
	Corning Inc.	6.625%	5/15/19	3,860	4,348
	Corning Inc.	4.250%	8/15/20	7,474	8,081
	Corning Inc.	2.900%	5/15/22	6,000	6,146
	Corning Inc.	3.700%	11/15/23	4,925	5,280
	Corning Inc.	7.250%	8/15/36	75	91
	Corning Inc.	4.700%	3/15/37	7,168	7,535
	Corning Inc.	5.750%	8/15/40	5,156	6,121
7	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	3.480%	6/1/19	37,750	38,614
7	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	45,025	46,278
7	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	5.450%	6/15/23	46,525	48,080
7	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.020%	6/15/26	43,375	44,997
7	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.100%	7/15/36	5,600	6,021
7	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	9,200	9,890
	Dun & Bradstreet Corp.	3.250%	12/1/17	800	806
	Dun & Bradstreet Corp.	4.375%	12/1/22	1,955	2,015
	EMC Corp.	1.875%	6/1/18	21,929	21,578
	EMC Corp.	2.650%	6/1/20	10,925	10,430
	EMC Corp.	3.375%	6/1/23	12,098	11,018

89

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Equifax Inc.	6.300%	7/1/17	1,075	1,127
	Equifax Inc.	2.300%	6/1/21	4,750	4,804
	Equifax Inc.	3.250%	6/1/26	5,000	5,160
	Fidelity National Information Services Inc.	1.450%	6/5/17	150	150
	Fidelity National Information Services Inc.	2.000%	4/15/18	1,917	1,935
	Fidelity National Information Services Inc.	2.850%	10/15/18	5,475	5,619
	Fidelity National Information Services Inc.	3.625%	10/15/20	33,950	35,895
	Fidelity National Information Services Inc.	5.000%	3/15/22	7,294	7,595
	Fidelity National Information Services Inc.	3.500%	4/15/23	9,000	9,288
	Fidelity National Information Services Inc.	3.875%	6/5/24	3,350	3,544
	Fidelity National Information Services Inc.	5.000%	10/15/25	14,582	16,556
	Fiserv Inc.	2.700%	6/1/20	6,015	6,252
	Fiserv Inc.	4.750%	6/15/21	175	195
	Fiserv Inc.	3.500%	10/1/22	8,431	8,974
	Fiserv Inc.	3.850%	6/1/25	11,519	12,330
	Flextronics International Ltd.	4.625%	2/15/20	3,740	3,871
	Flextronics International Ltd.	4.750%	6/15/25	4,720	4,767
7	Hewlett Packard Enterprise Co.	2.450%	10/5/17	27,800	28,148
7	Hewlett Packard Enterprise Co.	2.850%	10/5/18	18,300	18,716
7	Hewlett Packard Enterprise Co.	3.600%	10/15/20	42,525	44,405
7	Hewlett Packard Enterprise Co.	4.400%	10/15/22	20,925	22,387
7	Hewlett Packard Enterprise Co.	4.900%	10/15/25	27,460	28,697
7	Hewlett Packard Enterprise Co.	6.200%	10/15/35	4,875	4,924
7	Hewlett Packard Enterprise Co.	6.350%	10/15/45	22,850	22,700
	HP Enterprise Services LLC	7.450%	10/15/29	1,950	2,370
	HP Inc.	3.750%	12/1/20	1,149	1,216
	HP Inc.	4.300%	6/1/21	14,555	15,464
	HP Inc.	4.375%	9/15/21	16,420	17,618
	HP Inc.	4.650%	12/9/21	27,100	29,277
	HP Inc.	6.000%	9/15/41	8,543	8,253
	Ingram Micro Inc.	4.950%	12/15/24	12,750	12,728
	Intel Corp.	1.350%	12/15/17	16,646	16,745
	Intel Corp.	2.450%	7/29/20	22,000	22,854
	Intel Corp.	1.700%	5/19/21	5,400	5,455
	Intel Corp.	3.300%	10/1/21	15,644	16,931
	Intel Corp.	3.100%	7/29/22	12,000	12,919
	Intel Corp.	2.700%	12/15/22	12,770	13,400
	Intel Corp.	3.700%	7/29/25	15,600	17,357
	Intel Corp.	2.600%	5/19/26	5,725	5,802
	Intel Corp.	4.000%	12/15/32	5,550	5,979
	Intel Corp.	4.800%	10/1/41	24,679	28,041
	Intel Corp.	4.250%	12/15/42	14,091	15,136
	Intel Corp.	4.900%	7/29/45	7,225	8,415
	Intel Corp.	4.100%	5/19/46	8,000	8,320
	International Business Machines Corp.	1.250%	2/6/17	7,100	7,125
	International Business Machines Corp.	5.700%	9/14/17	18,911	19,974
	International Business Machines Corp.	1.125%	2/6/18	22,925	23,019
	International Business Machines Corp.	1.250%	2/8/18	1,300	1,308
	International Business Machines Corp.	7.625%	10/15/18	10,506	11,990
	International Business Machines Corp.	1.950%	2/12/19	15,600	15,994
	International Business Machines Corp.	1.875%	5/15/19	1,000	1,019
	International Business Machines Corp.	1.800%	5/17/19	2,750	2,799
	International Business Machines Corp.	8.375%	11/1/19	4,691	5,768
	International Business Machines Corp.	2.250%	2/19/21	15,400	15,870
	International Business Machines Corp.	2.900%	11/1/21	800	849
	International Business Machines Corp.	1.875%	8/1/22	3,300	3,308
	International Business Machines Corp.	2.875%	11/9/22	22,600	23,949
	International Business Machines Corp.	3.375%	8/1/23	14,100	15,299
	International Business Machines Corp.	3.625%	2/12/24	18,800	20,521
	International Business Machines Corp.	7.000%	10/30/25	3,315	4,497
	International Business Machines Corp.	6.220%	8/1/27	10,050	13,218
	International Business Machines Corp.	6.500%	1/15/28	620	846
	International Business Machines Corp.	5.600%	11/30/39	10,380	13,130
	International Business Machines Corp.	4.000%	6/20/42	10,042	10,630

90

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	4.700%	2/19/46	6,793	7,822
Jabil Circuit Inc.	5.625%	12/15/20	2,200	2,346
Jabil Circuit Inc.	4.700%	9/15/22	150	152
Juniper Networks Inc.	3.125%	2/26/19	6,350	6,532
Juniper Networks Inc.	3.300%	6/15/20	4,000	4,139
Juniper Networks Inc.	4.600%	3/15/21	3,830	4,113
Juniper Networks Inc.	4.500%	3/15/24	2,150	2,271
Juniper Networks Inc.	4.350%	6/15/25	1,550	1,603
Juniper Networks Inc.	5.950%	3/15/41	3,125	3,124
Keysight Technologies Inc.	3.300%	10/30/19	4,540	4,598
Keysight Technologies Inc.	4.550%	10/30/24	5,325	5,453
KLA-Tencor Corp.	2.375%	11/1/17	3,975	4,011
KLA-Tencor Corp.	3.375%	11/1/19	2,615	2,712
KLA-Tencor Corp.	4.125%	11/1/21	10,250	10,900
KLA-Tencor Corp.	4.650%	11/1/24	5,024	5,481
KLA-Tencor Corp.	5.650%	11/1/34	625	672
Lam Research Corp.	2.750%	3/15/20	4,465	4,570
Lam Research Corp.	2.800%	6/15/21	7,025	7,230
Lam Research Corp.	3.450%	6/15/23	5,500	5,677
Lam Research Corp.	3.800%	3/15/25	5,500	5,687
Lam Research Corp.	3.900%	6/15/26	14,500	15,251
Lexmark International Inc.	6.650%	6/1/18	5,310	5,577
Maxim Integrated Products Inc.	3.375%	3/15/23	6,050	6,233
Microsoft Corp.	0.875%	11/15/17	1,350	1,352
Microsoft Corp.	1.000%	5/1/18	4,300	4,305
Microsoft Corp.	1.300%	11/3/18	31,425	31,711
Microsoft Corp.	4.200%	6/1/19	9,120	9,966
Microsoft Corp.	1.850%	2/12/20	4,650	4,736
Microsoft Corp.	3.000%	10/1/20	8,005	8,539
Microsoft Corp.	2.000%	11/3/20	40,375	41,418
Microsoft Corp.	4.000%	2/8/21	4,775	5,315
Microsoft Corp.	2.375%	2/12/22	11,850	12,235
Microsoft Corp.	2.650%	11/3/22	13,000	13,553
Microsoft Corp.	2.125%	11/15/22	3,168	3,223
Microsoft Corp.	2.375%	5/1/23	2,460	2,518
Microsoft Corp.	3.625%	12/15/23	3,090	3,423
Microsoft Corp.	2.700%	2/12/25	9,554	9,862
Microsoft Corp.	3.125%	11/3/25	46,850	50,097
Microsoft Corp.	3.500%	2/12/35	13,025	13,405
Microsoft Corp.	4.200%	11/3/35	9,965	11,195
Microsoft Corp.	5.200%	6/1/39	1,988	2,478
Microsoft Corp.	4.500%	10/1/40	5,893	6,705
Microsoft Corp.	5.300%	2/8/41	5,985	7,546
Microsoft Corp.	3.500%	11/15/42	12,875	12,638
Microsoft Corp.	3.750%	5/1/43	1,981	1,988
Microsoft Corp.	4.875%	12/15/43	1,575	1,877
Microsoft Corp.	3.750%	2/12/45	20,075	20,397
Microsoft Corp.	4.450%	11/3/45	40,735	46,024
Microsoft Corp.	4.000%	2/12/55	24,980	24,790
Microsoft Corp.	4.750%	11/3/55	9,050	10,254
Motorola Solutions Inc.	3.750%	5/15/22	5,975	5,965
Motorola Solutions Inc.	3.500%	3/1/23	750	723
Motorola Solutions Inc.	4.000%	9/1/24	4,181	4,100
Motorola Solutions Inc.	7.500%	5/15/25	410	486
Motorola Solutions Inc.	5.500%	9/1/44	6,050	5,377
NetApp Inc.	2.000%	12/15/17	5,905	5,935
NetApp Inc.	3.250%	12/15/22	1,025	1,029
Oracle Corp.	1.200%	10/15/17	20,575	20,642
Oracle Corp.	5.750%	4/15/18	20,052	21,707
Oracle Corp.	2.375%	1/15/19	20,525	21,131
Oracle Corp.	5.000%	7/8/19	17,712	19,646
Oracle Corp.	2.250%	10/8/19	15,973	16,469
Oracle Corp.	3.875%	7/15/20	13,690	14,976
Oracle Corp.	2.800%	7/8/21	11,655	12,238

91

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oracle Corp.	1.900%	9/15/21	57,495	57,685
	Oracle Corp.	2.500%	5/15/22	15,390	15,751
	Oracle Corp.	2.500%	10/15/22	11,663	11,927
	Oracle Corp.	3.625%	7/15/23	450	493
	Oracle Corp.	2.400%	9/15/23	21,000	21,050
	Oracle Corp.	3.400%	7/8/24	37,035	39,593
	Oracle Corp.	2.950%	5/15/25	28,580	29,631
	Oracle Corp.	2.650%	7/15/26	35,375	35,422
	Oracle Corp.	3.250%	5/15/30	12,345	13,118
	Oracle Corp.	4.300%	7/8/34	11,870	12,625
	Oracle Corp.	3.900%	5/15/35	11,247	11,444
	Oracle Corp.	3.850%	7/15/36	19,800	19,913
	Oracle Corp.	6.500%	4/15/38	5,740	7,824
	Oracle Corp.	6.125%	7/8/39	7,878	10,339
	Oracle Corp.	5.375%	7/15/40	33,888	40,809
	Oracle Corp.	4.500%	7/8/44	9,800	11,051
	Oracle Corp.	4.125%	5/15/45	10,750	11,112
	Oracle Corp.	4.000%	7/15/46	20,370	20,481
	Oracle Corp.	4.375%	5/15/55	16,177	16,879
	Pitney Bowes Inc.	5.750%	9/15/17	6,980	7,290
	Pitney Bowes Inc.	6.250%	3/15/19	200	221
	Pitney Bowes Inc.	4.625%	3/15/24	12,525	13,204
	QUALCOMM Inc.	1.400%	5/18/18	12,000	12,108
	QUALCOMM Inc.	2.250%	5/20/20	9,435	9,703
	QUALCOMM Inc.	3.000%	5/20/22	18,675	19,607
	QUALCOMM Inc.	3.450%	5/20/25	23,815	25,283
	QUALCOMM Inc.	4.650%	5/20/35	5,700	6,157
	QUALCOMM Inc.	4.800%	5/20/45	17,160	17,990
	Seagate HDD Cayman	3.750%	11/15/18	10,550	10,550
	Seagate HDD Cayman	4.750%	6/1/23	11,675	9,865
	Seagate HDD Cayman	4.750%	1/1/25	10,275	8,117
	Seagate HDD Cayman	4.875%	6/1/27	8,275	5,979
	Seagate HDD Cayman	5.750%	12/1/34	6,000	4,215
	Symantec Corp.	4.200%	9/15/20	7,125	7,430
	Symantec Corp.	3.950%	6/15/22	4,925	4,987
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	6,294	6,790
	Texas Instruments Inc.	1.650%	8/3/19	9,540	9,671
	Total System Services Inc.	2.375%	6/1/18	3,045	3,068
	Total System Services Inc.	3.800%	4/1/21	7,395	7,830
	Total System Services Inc.	4.800%	4/1/26	18,475	20,068
	Trimble Navigation Ltd.	4.750%	12/1/24	4,800	5,035
	Tyco Electronics Group SA	6.550%	10/1/17	3,743	3,981
	Tyco Electronics Group SA	2.350%	8/1/19	3,906	3,968
	Tyco Electronics Group SA	3.500%	2/3/22	2,225	2,350
	Tyco Electronics Group SA	3.450%	8/1/24	4,400	4,643
	Tyco Electronics Group SA	3.700%	2/15/26	1,000	1,058
	Tyco Electronics Group SA	7.125%	10/1/37	9,950	13,816
	Verisk Analytics Inc.	5.800%	5/1/21	2,125	2,435
	Verisk Analytics Inc.	4.125%	9/12/22	5,414	5,754
	Verisk Analytics Inc.	4.000%	6/15/25	14,050	14,734
	Verisk Analytics Inc.	5.500%	6/15/45	8,525	8,764
	Xerox Corp.	6.350%	5/15/18	17,155	18,242
	Xerox Corp.	2.750%	3/15/19	7,646	7,602
	Xerox Corp.	5.625%	12/15/19	5,700	6,098
	Xerox Corp.	2.800%	5/15/20	4,300	4,142
	Xerox Corp.	2.750%	9/1/20	2,700	2,598
	Xerox Corp.	4.500%	5/15/21	5,865	5,915
	Xilinx Inc.	2.125%	3/15/19	600	608
	Xilinx Inc.	3.000%	3/15/21	13,675	14,326
	Transportation (0.7%)
4	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	988	1,064
4	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	2,377	2,508
4	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	10,796	11,714

92

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	6,120	6,349
4	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	13,292	13,591
4	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	2,361	2,314
4	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	2,070	2,176
4	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	3,375	3,577
4	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	8,500	8,904
4	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	9,400	9,729
4	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	6/15/28	15,300	15,835
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	7,047	7,598
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	50	55
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	6,235
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	700	774
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	8,375	9,077
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,890	3,078
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,537	4,830
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	7,566	7,982
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	250	278
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,812	6,443
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	5,290	5,759
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	15,000	15,857
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,850	6,491
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	986	1,340
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	2,830	4,270
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,200	4,244
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,877	3,793
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	7,805	10,099
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,255	7,530
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	7,175	8,863
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,050	2,448
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	5,623	6,239
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	4,300	4,743
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	9,995	11,163
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,075	8,680
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	6,795	8,105
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	7,485	8,545
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	4,084	4,436
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	6,750	7,930
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	12,628	13,336
	Canadian National Railway Co.	5.550%	3/1/19	2,410	2,677
	Canadian National Railway Co.	2.850%	12/15/21	2,085	2,201
	Canadian National Railway Co.	2.250%	11/15/22	2,765	2,812
	Canadian National Railway Co.	2.950%	11/21/24	1,150	1,237
	Canadian National Railway Co.	2.750%	3/1/26	9,000	9,432
	Canadian National Railway Co.	6.900%	7/15/28	2,875	4,132
	Canadian National Railway Co.	6.250%	8/1/34	1,225	1,700
	Canadian National Railway Co.	6.200%	6/1/36	2,468	3,400
	Canadian National Railway Co.	6.375%	11/15/37	2,068	2,918
	Canadian National Railway Co.	3.500%	11/15/42	9,925	10,029
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	270
	Canadian Pacific Railway Co.	7.250%	5/15/19	5,764	6,666
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,000	1,303
	Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	7,000
	Canadian Pacific Railway Co.	2.900%	2/1/25	6,764	6,906
	Canadian Pacific Railway Co.	3.700%	2/1/26	1,375	1,482
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,535	3,446
	Canadian Pacific Railway Co.	5.750%	3/15/33	375	442
	Canadian Pacific Railway Co.	4.800%	9/15/35	725	829
	Canadian Pacific Railway Co.	5.950%	5/15/37	14,754	18,462
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,600	1,837
	Canadian Pacific Railway Co.	6.125%	9/15/15	3,860	4,847
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	8,500	9,394
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	13,430	16,432
4	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	2,907	3,256
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	3,289	3,745

93

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	1,727	1,835
4	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	12,522	13,210
4	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	3,770	3,987
	CSX Corp.	6.250%	3/15/18	2,870	3,107
	CSX Corp.	7.375%	2/1/19	35,610	40,977
	CSX Corp.	3.700%	10/30/20	1,155	1,240
	CSX Corp.	4.250%	6/1/21	4,690	5,145
	CSX Corp.	3.700%	11/1/23	2,500	2,728
	CSX Corp.	3.350%	11/1/25	10,365	11,009
	CSX Corp.	6.000%	10/1/36	6,119	7,823
	CSX Corp.	6.150%	5/1/37	2,997	3,900
	CSX Corp.	6.220%	4/30/40	9,085	12,210
	CSX Corp.	5.500%	4/15/41	8,800	11,035
	CSX Corp.	4.750%	5/30/42	4,290	4,879
	CSX Corp.	4.100%	3/15/44	9,800	10,453
	CSX Corp.	3.950%	5/1/50	4,400	4,414
	CSX Corp.	4.500%	8/1/54	25	27
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	4,020	4,673
4	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	3,488	3,941
4	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	1,839	1,936
4	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	714	759
4	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	3,872	4,085
	FedEx Corp.	8.000%	1/15/19	5,680	6,608
	FedEx Corp.	2.300%	2/1/20	4,200	4,298
	FedEx Corp.	2.625%	8/1/22	4,565	4,682
	FedEx Corp.	4.000%	1/15/24	500	555
	FedEx Corp.	3.200%	2/1/25	5,000	5,208
	FedEx Corp.	3.250%	4/1/26	7,245	7,549
	FedEx Corp.	4.900%	1/15/34	100	114
	FedEx Corp.	3.900%	2/1/35	2,400	2,444
	FedEx Corp.	3.875%	8/1/42	1,775	1,736
	FedEx Corp.	4.100%	4/15/43	4,260	4,306
	FedEx Corp.	5.100%	1/15/44	4,500	5,228
	FedEx Corp.	4.100%	2/1/45	1,050	1,069
	FedEx Corp.	4.750%	11/15/45	14,675	16,341
	FedEx Corp.	4.550%	4/1/46	15,950	17,284
	FedEx Corp.	4.500%	2/1/65	740	756
4	Hawaiian Airlines 2013-1 Class A Pass Through
	Certificates	3.900%	1/15/26	10,337	10,259
	JB Hunt Transport Services Inc.	2.400%	3/15/19	1,270	1,287
	JB Hunt Transport Services Inc.	3.300%	8/15/22	4,650	4,817
7	Kansas City Southern	2.350%	5/15/20	3,800	3,635
7	Kansas City Southern	3.000%	5/15/23	5,955	6,068
	Kansas City Southern	3.125%	6/1/26	6,775	6,914
7	Kansas City Southern	4.300%	5/15/43	5,050	5,161
7	Kansas City Southern	4.950%	8/15/45	4,750	5,317
4,7	Latam Airlines 2015-1 Pass Through Trust A	4.200%	11/15/27	5,533	4,924
	Norfolk Southern Corp.	5.750%	4/1/18	2,595	2,795
	Norfolk Southern Corp.	5.900%	6/15/19	9,350	10,497
	Norfolk Southern Corp.	3.250%	12/1/21	4,759	5,039
	Norfolk Southern Corp.	3.000%	4/1/22	6,048	6,313
	Norfolk Southern Corp.	2.903%	2/15/23	3,468	3,581
	Norfolk Southern Corp.	3.850%	1/15/24	1,750	1,913
	Norfolk Southern Corp.	5.590%	5/17/25	2,302	2,826
	Norfolk Southern Corp.	7.800%	5/15/27	4,550	6,444
	Norfolk Southern Corp.	7.250%	2/15/31	3,912	5,604
	Norfolk Southern Corp.	7.050%	5/1/37	2,000	2,806
	Norfolk Southern Corp.	4.837%	10/1/41	19,881	22,845
	Norfolk Southern Corp.	3.950%	10/1/42	100	103
	Norfolk Southern Corp.	4.800%	8/15/43	250	291
	Norfolk Southern Corp.	4.450%	6/15/45	3,750	4,153
	Norfolk Southern Corp.	4.650%	1/15/46	6,185	7,158
	Norfolk Southern Corp.	7.900%	5/15/97	205	311
	Norfolk Southern Corp.	6.000%	3/15/05	2,350	2,829

94

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Norfolk Southern Corp.	6.000%	5/23/11	12,425	15,362
4	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	640	722
	Ryder System Inc.	2.500%	3/1/18	4,107	4,171
	Ryder System Inc.	2.450%	11/15/18	13,240	13,464
	Ryder System Inc.	2.350%	2/26/19	13,637	13,782
	Ryder System Inc.	2.550%	6/1/19	10,195	10,377
	Ryder System Inc.	2.450%	9/3/19	120	122
	Ryder System Inc.	2.500%	5/11/20	3,050	3,108
	Ryder System Inc.	2.875%	9/1/20	3,125	3,190
	Southern Railway Co.	9.750%	6/15/20	1,559	2,008
	Southwest Airlines Co.	2.750%	11/6/19	3,650	3,777
	Southwest Airlines Co.	2.650%	11/5/20	6,680	6,889
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,261	1,425
4	Spirit Airlines Class A Pass Through Certificates Series
	2015-1	4.100%	10/1/29	4,500	4,545
	Trinity Industries Inc.	4.550%	10/1/24	2,930	2,704
	Union Pacific Corp.	5.750%	11/15/17	155	165
	Union Pacific Corp.	5.700%	8/15/18	931	1,020
	Union Pacific Corp.	1.800%	2/1/20	2,525	2,564
	Union Pacific Corp.	2.250%	6/19/20	11,775	12,112
	Union Pacific Corp.	4.000%	2/1/21	4,475	4,935
	Union Pacific Corp.	4.163%	7/15/22	24,264	27,328
	Union Pacific Corp.	2.750%	4/15/23	1,475	1,544
	Union Pacific Corp.	3.646%	2/15/24	5,270	5,819
	Union Pacific Corp.	3.750%	3/15/24	1,063	1,181
	Union Pacific Corp.	3.250%	1/15/25	2,600	2,816
	Union Pacific Corp.	3.250%	8/15/25	17,850	19,397
	Union Pacific Corp.	2.750%	3/1/26	2,975	3,099
	Union Pacific Corp.	6.625%	2/1/29	2,311	3,235
	Union Pacific Corp.	3.375%	2/1/35	7,000	7,050
	Union Pacific Corp.	4.750%	9/15/41	9,687	11,427
	Union Pacific Corp.	4.250%	4/15/43	1,156	1,280
	Union Pacific Corp.	4.750%	12/15/43	3,909	4,618
	Union Pacific Corp.	4.821%	2/1/44	4,169	5,011
	Union Pacific Corp.	4.850%	6/15/44	645	773
	Union Pacific Corp.	4.150%	1/15/45	1,000	1,099
	Union Pacific Corp.	4.050%	11/15/45	1,882	2,041
	Union Pacific Corp.	4.050%	3/1/46	8,000	8,772
	Union Pacific Corp.	3.875%	2/1/55	8,800	8,928
	Union Pacific Corp.	4.375%	11/15/65	10,886	11,681
4	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	1,032	1,256
4	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	5,331	5,757
4	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	6,793	7,167
4	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	7,355	7,741
	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	2,880	2,981
4	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	11,625	11,974
4	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	37,515	38,547
	United Parcel Service Inc.	1.125%	10/1/17	2,525	2,536
	United Parcel Service Inc.	5.500%	1/15/18	2,565	2,742
	United Parcel Service Inc.	5.125%	4/1/19	7,208	7,975
	United Parcel Service Inc.	3.125%	1/15/21	8,574	9,188
	United Parcel Service Inc.	2.450%	10/1/22	13,015	13,471
	United Parcel Service Inc.	6.200%	1/15/38	17,791	25,514
	United Parcel Service Inc.	4.875%	11/15/40	3,992	5,029
	United Parcel Service Inc.	3.625%	10/1/42	4,180	4,453
	United Parcel Service of America Inc.	8.375%	4/1/20	10	13
	United Parcel Service of America Inc.	8.375%	4/1/30	1,413	2,099
4	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	1,199	1,370
4	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	719	756
4	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	856	929
					28,574,404

95

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Utilities (2.2%)
	Electric (2.1%)
	AEP Texas Central Co.	6.650%	2/15/33	4,550	5,865
	Alabama Power Co.	3.550%	12/1/23	1,000	1,107
	Alabama Power Co.	2.800%	4/1/25	3,600	3,743
	Alabama Power Co.	6.125%	5/15/38	275	367
	Alabama Power Co.	6.000%	3/1/39	145	192
	Alabama Power Co.	5.500%	3/15/41	475	606
	Alabama Power Co.	5.200%	6/1/41	3,100	3,828
	Alabama Power Co.	4.100%	1/15/42	8,425	9,135
	Alabama Power Co.	3.850%	12/1/42	1,050	1,101
	Alabama Power Co.	4.150%	8/15/44	3,575	3,919
	Alabama Power Co.	3.750%	3/1/45	3,750	3,903
	Alabama Power Co.	4.300%	1/2/46	14,854	16,872
	Ameren Corp.	2.700%	11/15/20	10,275	10,577
	Ameren Corp.	3.650%	2/15/26	4,690	5,059
	Ameren Illinois Co.	6.125%	11/15/17	1,424	1,522
	Ameren Illinois Co.	2.700%	9/1/22	12,931	13,512
	Ameren Illinois Co.	3.250%	3/1/25	1,335	1,438
	Ameren Illinois Co.	4.800%	12/15/43	3,515	4,265
	Ameren Illinois Co.	4.300%	7/1/44	3,324	3,788
	Ameren Illinois Co.	4.150%	3/15/46	2,700	3,026
	American Electric Power Co. Inc.	1.650%	12/15/17	5,325	5,335
	American Electric Power Co. Inc.	2.950%	12/15/22	4,850	5,052
	Appalachian Power Co.	4.600%	3/30/21	5,372	5,925
	Appalachian Power Co.	3.400%	6/1/25	2,825	3,000
	Appalachian Power Co.	5.800%	10/1/35	2,693	3,242
	Appalachian Power Co.	6.375%	4/1/36	3,400	4,275
	Appalachian Power Co.	4.450%	6/1/45	6,700	7,247
	Arizona Public Service Co.	8.750%	3/1/19	1,355	1,607
	Arizona Public Service Co.	3.350%	6/15/24	2,625	2,843
	Arizona Public Service Co.	3.150%	5/15/25	4,350	4,643
	Arizona Public Service Co.	5.500%	9/1/35	3,580	4,459
	Arizona Public Service Co.	4.500%	4/1/42	8,888	10,284
	Arizona Public Service Co.	4.700%	1/15/44	4,651	5,574
	Arizona Public Service Co.	4.350%	11/15/45	725	833
	Arizona Public Service Co.	3.750%	5/15/46	10,525	11,012
	Atlantic City Electric Co.	7.750%	11/15/18	2,430	2,788
	Baltimore Gas & Electric Co.	3.500%	11/15/21	1,738	1,872
	Baltimore Gas & Electric Co.	2.800%	8/15/22	175	182
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,650	8,107
	Baltimore Gas & Electric Co.	6.350%	10/1/36	643	879
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	19,458	20,987
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	2,750	2,796
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	5,500	5,652
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,699	8,415
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	6,450	6,958
	Berkshire Hathaway Energy Co.	8.480%	9/15/28	555	858
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	6,201	8,208
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	8,250	10,728
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	1,305	1,795
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,199	8,719
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	6,575	7,337
	Black Hills Corp.	2.500%	1/11/19	6,625	6,762
	Black Hills Corp.	3.950%	1/15/26	2,700	2,871
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,625	2,653
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	5,300	5,375
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	141
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	10,922	11,198
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,200	1,414
	CenterPoint Energy Inc.	6.500%	5/1/18	470	509
7	Cleco Corporate Holdings LLC	3.743%	5/1/26	7,400	7,620
7	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,500	3,680
	Cleco Power LLC	6.500%	12/1/35	4,300	5,521

96

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cleco Power LLC	6.000%	12/1/40	4,075	5,099
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,767	2,995
Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,690	6,772
CMS Energy Corp.	8.750%	6/15/19	9,710	11,705
CMS Energy Corp.	6.250%	2/1/20	3,476	4,003
CMS Energy Corp.	5.050%	3/15/22	1,275	1,459
CMS Energy Corp.	3.875%	3/1/24	3,749	4,080
CMS Energy Corp.	3.600%	11/15/25	1,750	1,864
CMS Energy Corp.	3.000%	5/15/26	3,000	3,066
CMS Energy Corp.	4.700%	3/31/43	6,300	7,144
CMS Energy Corp.	4.875%	3/1/44	2,400	2,812
Commonwealth Edison Co.	6.150%	9/15/17	13,675	14,515
Commonwealth Edison Co.	5.800%	3/15/18	10,705	11,564
Commonwealth Edison Co.	4.000%	8/1/20	3,795	4,141
Commonwealth Edison Co.	3.400%	9/1/21	4,650	5,028
Commonwealth Edison Co.	3.100%	11/1/24	625	665
Commonwealth Edison Co.	2.550%	6/15/26	9,600	9,740
Commonwealth Edison Co.	5.875%	2/1/33	590	754
Commonwealth Edison Co.	5.900%	3/15/36	3,086	4,111
Commonwealth Edison Co.	6.450%	1/15/38	9,223	13,080
Commonwealth Edison Co.	3.800%	10/1/42	2,314	2,411
Commonwealth Edison Co.	4.600%	8/15/43	3,315	3,909
Commonwealth Edison Co.	4.700%	1/15/44	5,263	6,339
Commonwealth Edison Co.	3.700%	3/1/45	8,550	8,885
Commonwealth Edison Co.	4.350%	11/15/45	12,150	13,858
Commonwealth Edison Co.	3.650%	6/15/46	12,875	13,201
Connecticut Light & Power Co.	5.500%	2/1/19	11,695	12,953
Connecticut Light & Power Co.	2.500%	1/15/23	6,940	7,094
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	6,984
Connecticut Light & Power Co.	4.300%	4/15/44	7,075	8,071
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	465	503
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,050	1,198
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,090	14,946
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,250	2,497
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	7,912
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,894	6,314
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,020	4,026
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	500	679
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,080	1,538
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	428	544
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	6,650	8,659
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	22,535	25,226
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	10,950	12,493
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	9,415	9,804
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	4,762	5,464
Consolidated Edison Inc.	2.000%	5/15/21	5,000	5,055
Constellation Energy Group Inc.	5.150%	12/1/20	9,038	10,109
Consumers Energy Co.	6.125%	3/15/19	19,856	22,515
Consumers Energy Co.	6.700%	9/15/19	12,212	14,248
Consumers Energy Co.	2.850%	5/15/22	10,850	11,350
Consumers Energy Co.	3.375%	8/15/23	3,185	3,435
Consumers Energy Co.	3.950%	5/15/43	3,493	3,804
Consumers Energy Co.	4.100%	11/15/45	925	1,039
Consumers Energy Co.	4.350%	8/31/64	2,625	2,860
Delmarva Power & Light Co.	3.500%	11/15/23	3,525	3,811
Delmarva Power & Light Co.	4.000%	6/1/42	1,985	2,118
Dominion Resources Inc.	1.400%	9/15/17	540	540
Dominion Resources Inc.	1.900%	6/15/18	1,100	1,107
Dominion Resources Inc.	6.400%	6/15/18	8	9
Dominion Resources Inc.	2.500%	12/1/19	4,688	4,791
Dominion Resources Inc.	4.450%	3/15/21	9,704	10,726
Dominion Resources Inc.	3.625%	12/1/24	5,500	5,789
Dominion Resources Inc.	3.900%	10/1/25	8,570	9,184
Dominion Resources Inc.	6.300%	3/15/33	7,775	9,547

97

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Dominion Resources Inc.	5.250%	8/1/33	1,695	1,881
	Dominion Resources Inc.	5.950%	6/15/35	10,385	12,662
	Dominion Resources Inc.	4.900%	8/1/41	3,845	4,220
	Dominion Resources Inc.	4.050%	9/15/42	6,725	6,679
	Dominion Resources Inc.	4.700%	12/1/44	7,532	8,176
4	Dominion Resources Inc.	5.750%	10/1/54	4,200	4,169
	DTE Electric Co.	3.450%	10/1/20	2,800	3,012
	DTE Electric Co.	3.900%	6/1/21	600	660
	DTE Electric Co.	2.650%	6/15/22	10,820	11,260
	DTE Electric Co.	3.650%	3/15/24	8,100	8,918
	DTE Electric Co.	3.375%	3/1/25	8,550	9,271
	DTE Electric Co.	5.700%	10/1/37	1,170	1,524
	DTE Electric Co.	3.950%	6/15/42	11,055	11,960
	DTE Electric Co.	4.000%	4/1/43	6,575	7,212
	DTE Electric Co.	4.300%	7/1/44	375	429
	DTE Electric Co.	3.700%	3/15/45	4,375	4,604
	DTE Electric Co.	3.700%	6/1/46	2,025	2,129
	DTE Energy Co.	2.400%	12/1/19	5,858	5,973
	DTE Energy Co.	3.500%	6/1/24	7,556	8,003
	DTE Energy Co.	6.375%	4/15/33	5,095	6,525
	Duke Energy Carolinas LLC	5.250%	1/15/18	1,149	1,224
	Duke Energy Carolinas LLC	5.100%	4/15/18	5,237	5,605
	Duke Energy Carolinas LLC	7.000%	11/15/18	910	1,032
	Duke Energy Carolinas LLC	4.300%	6/15/20	5,900	6,558
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,100	1,214
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,170	6,707
	Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	2,119
	Duke Energy Carolinas LLC	6.100%	6/1/37	11,676	15,520
	Duke Energy Carolinas LLC	6.000%	1/15/38	6,445	8,698
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,586	6,252
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,823	3,580
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,600	6,311
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,895	3,130
	Duke Energy Carolinas LLC	3.750%	6/1/45	5,125	5,421
	Duke Energy Carolinas LLC	3.875%	3/15/46	400	430
	Duke Energy Corp.	1.625%	8/15/17	10,116	10,169
	Duke Energy Corp.	2.100%	6/15/18	9,575	9,662
	Duke Energy Corp.	5.050%	9/15/19	11,200	12,344
	Duke Energy Corp.	3.550%	9/15/21	7,139	7,612
	Duke Energy Corp.	3.050%	8/15/22	13,015	13,529
	Duke Energy Corp.	3.750%	4/15/24	700	753
	Duke Energy Corp.	4.800%	12/15/45	1,075	1,245
	Duke Energy Florida LLC	5.650%	6/15/18	500	544
	Duke Energy Florida LLC	3.100%	8/15/21	400	426
4	Duke Energy Florida LLC	1.196%	3/1/22	2,950	2,954
4	Duke Energy Florida LLC	1.731%	9/1/22	2,950	2,957
4	Duke Energy Florida LLC	2.538%	9/1/29	5,750	5,817
4	Duke Energy Florida LLC	2.858%	3/1/33	2,950	2,999
4	Duke Energy Florida LLC	3.112%	9/1/36	4,700	4,767
	Duke Energy Florida LLC	6.350%	9/15/37	10,625	15,011
	Duke Energy Florida LLC	6.400%	6/15/38	8,050	11,445
	Duke Energy Florida LLC	5.650%	4/1/40	750	989
	Duke Energy Indiana LLC	3.750%	7/15/20	539	585
	Duke Energy Indiana LLC	6.120%	10/15/35	5,048	6,710
	Duke Energy Indiana LLC	6.350%	8/15/38	8,804	12,401
	Duke Energy Indiana LLC	6.450%	4/1/39	400	576
	Duke Energy Indiana LLC	4.200%	3/15/42	3,375	3,699
	Duke Energy Indiana LLC	4.900%	7/15/43	1,200	1,446
	Duke Energy Indiana LLC	3.750%	5/15/46	29,025	30,132
	Duke Energy Ohio Inc.	3.800%	9/1/23	660	729
	Duke Energy Ohio Inc.	3.700%	6/15/46	3,800	3,896
	Duke Energy Progress LLC	5.300%	1/15/19	14,805	16,301
	Duke Energy Progress LLC	3.000%	9/15/21	7,800	8,329
	Duke Energy Progress LLC	2.800%	5/15/22	8,000	8,387

98

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Progress LLC	3.250%	8/15/25	5,050	5,462
	Duke Energy Progress LLC	6.300%	4/1/38	6,799	9,470
	Duke Energy Progress LLC	4.100%	5/15/42	100	110
	Duke Energy Progress LLC	4.100%	3/15/43	275	301
	Duke Energy Progress LLC	4.375%	3/30/44	6,875	7,880
	Duke Energy Progress LLC	4.150%	12/1/44	6,034	6,664
	Duke Energy Progress LLC	4.200%	8/15/45	2,427	2,725
	Edison International	3.750%	9/15/17	2,000	2,059
	Edison International	2.950%	3/15/23	950	974
	El Paso Electric Co.	6.000%	5/15/35	1,725	2,134
	El Paso Electric Co.	5.000%	12/1/44	4,375	5,022
7	Emera US Finance LP	2.150%	6/15/19	1,975	2,000
7	Emera US Finance LP	2.700%	6/15/21	4,200	4,281
7	Emera US Finance LP	3.550%	6/15/26	5,425	5,541
7	Emera US Finance LP	4.750%	6/15/46	26,920	27,472
	Entergy Arkansas Inc.	3.750%	2/15/21	10,325	11,282
	Entergy Arkansas Inc.	3.500%	4/1/26	5,628	6,170
	Entergy Corp.	4.000%	7/15/22	106	114
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	3,985	4,325
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,305	2,783
	Entergy Louisiana LLC	4.050%	9/1/23	6,600	7,392
	Entergy Louisiana LLC	5.400%	11/1/24	2,725	3,332
	Entergy Louisiana LLC	3.050%	6/1/31	11,300	11,580
	Entergy Louisiana LLC	4.950%	1/15/45	9,900	10,438
	Entergy Mississippi Inc.	3.100%	7/1/23	1,787	1,859
	Entergy Mississippi Inc.	2.850%	6/1/28	4,900	5,007
	Entergy Texas Inc.	7.125%	2/1/19	11,785	13,311
	Entergy Texas Inc.	5.150%	6/1/45	4,125	4,408
	Eversource Energy	1.450%	5/1/18	2,340	2,344
	Eversource Energy	4.500%	11/15/19	5,753	6,305
	Eversource Energy	2.500%	3/15/21	4,275	4,401
	Eversource Energy	3.150%	1/15/25	5,400	5,632
	Eversource Energy	3.350%	3/15/26	6,875	7,257
	Exelon Corp.	2.850%	6/15/20	3,195	3,302
	Exelon Corp.	2.450%	4/15/21	2,875	2,919
	Exelon Corp.	3.950%	6/15/25	21,350	23,061
	Exelon Corp.	3.400%	4/15/26	9,325	9,747
	Exelon Corp.	4.950%	6/15/35	6,500	7,340
	Exelon Corp.	5.625%	6/15/35	5,765	6,828
	Exelon Corp.	5.100%	6/15/45	3,850	4,390
	Exelon Corp.	4.450%	4/15/46	13,250	14,203
	Exelon Generation Co. LLC	6.200%	10/1/17	5,065	5,353
	Exelon Generation Co. LLC	5.200%	10/1/19	888	983
	Exelon Generation Co. LLC	4.000%	10/1/20	11,323	12,085
	Exelon Generation Co. LLC	4.250%	6/15/22	20,625	22,062
	Exelon Generation Co. LLC	6.250%	10/1/39	7,912	8,692
	Exelon Generation Co. LLC	5.750%	10/1/41	1,600	1,660
	Exelon Generation Co. LLC	5.600%	6/15/42	11,336	11,890
	FirstEnergy Solutions Corp.	6.800%	8/15/39	5,053	5,104
	Florida Power & Light Co.	5.550%	11/1/17	730	773
	Florida Power & Light Co.	2.750%	6/1/23	7,425	7,819
	Florida Power & Light Co.	3.250%	6/1/24	9,925	10,703
	Florida Power & Light Co.	3.125%	12/1/25	12,400	13,309
	Florida Power & Light Co.	5.625%	4/1/34	3,000	3,889
	Florida Power & Light Co.	4.950%	6/1/35	645	784
	Florida Power & Light Co.	5.650%	2/1/37	3,297	4,369
	Florida Power & Light Co.	5.950%	2/1/38	9,800	13,464
	Florida Power & Light Co.	5.250%	2/1/41	500	646
	Florida Power & Light Co.	4.125%	2/1/42	14,918	16,886
	Florida Power & Light Co.	3.800%	12/15/42	5,095	5,530
	Florida Power & Light Co.	4.050%	10/1/44	4,200	4,732
	Georgia Power Co.	1.950%	12/1/18	6,870	6,983
	Georgia Power Co.	4.250%	12/1/19	45	49
	Georgia Power Co.	2.400%	4/1/21	7,500	7,751

99

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Georgia Power Co.	2.850%	5/15/22	8,675	9,099
	Georgia Power Co.	3.250%	4/1/26	5,300	5,630
	Georgia Power Co.	5.650%	3/1/37	1,133	1,401
	Georgia Power Co.	5.950%	2/1/39	2,000	2,600
	Georgia Power Co.	5.400%	6/1/40	6,290	7,756
	Georgia Power Co.	4.750%	9/1/40	4,838	5,516
	Georgia Power Co.	4.300%	3/15/42	9,623	10,536
	Georgia Power Co.	4.300%	3/15/43	4,055	4,478
	Great Plains Energy Inc.	4.850%	6/1/21	1,053	1,158
	Iberdrola International BV	6.750%	7/15/36	3,375	4,371
	Indiana Michigan Power Co.	7.000%	3/15/19	4,540	5,158
	Indiana Michigan Power Co.	3.200%	3/15/23	7,277	7,591
	Indiana Michigan Power Co.	6.050%	3/15/37	7,050	8,737
	Indiana Michigan Power Co.	4.550%	3/15/46	1,655	1,836
	Interstate Power & Light Co.	3.250%	12/1/24	2,375	2,542
	Interstate Power & Light Co.	3.400%	8/15/25	3,650	3,952
	Interstate Power & Light Co.	6.250%	7/15/39	4,364	6,119
	ITC Holdings Corp.	4.050%	7/1/23	2,925	3,120
	ITC Holdings Corp.	3.650%	6/15/24	4,465	4,648
	ITC Holdings Corp.	5.300%	7/1/43	11,810	13,200
	Jersey Central Power & Light Co.	6.150%	6/1/37	7,873	9,278
4	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,458	2,881
	Kansas City Power & Light Co.	5.850%	6/15/17	275	285
	Kansas City Power & Light Co.	7.150%	4/1/19	2,890	3,321
	Kansas City Power & Light Co.	3.150%	3/15/23	2,750	2,828
	Kansas City Power & Light Co.	3.650%	8/15/25	50	53
	Kansas City Power & Light Co.	6.050%	11/15/35	1,440	1,823
	Kansas City Power & Light Co.	5.300%	10/1/41	6,370	7,629
	Kentucky Utilities Co.	3.250%	11/1/20	3,375	3,600
	Kentucky Utilities Co.	5.125%	11/1/40	3,081	3,868
	Kentucky Utilities Co.	4.650%	11/15/43	12,320	14,600
	LG&E & KU Energy LLC	3.750%	11/15/20	26,786	28,776
	LG&E & KU Energy LLC	4.375%	10/1/21	75	83
	Louisville Gas & Electric Co.	3.300%	10/1/25	250	269
	Louisville Gas & Electric Co.	5.125%	11/15/40	1,675	2,080
	Louisville Gas & Electric Co.	4.650%	11/15/43	8,400	10,004
	Metropolitan Edison Co.	7.700%	1/15/19	4,611	5,212
	MidAmerican Energy Co.	5.950%	7/15/17	1,835	1,924
	MidAmerican Energy Co.	5.300%	3/15/18	815	872
	MidAmerican Energy Co.	3.700%	9/15/23	500	551
	MidAmerican Energy Co.	3.500%	10/15/24	5,185	5,670
	MidAmerican Energy Co.	6.750%	12/30/31	9,000	12,533
	MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,823
	MidAmerican Energy Co.	5.800%	10/15/36	275	360
	MidAmerican Energy Co.	4.800%	9/15/43	475	579
	MidAmerican Energy Co.	4.250%	5/1/46	160	182
	Mississippi Power Co.	4.250%	3/15/42	7,875	7,044
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	7,940	8,472
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	18,190	21,959
	National Rural Utilities Cooperative Finance Corp.	2.150%	2/1/19	6,275	6,417
	National Rural Utilities Cooperative Finance Corp.	1.650%	2/8/19	14,900	15,076
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	5,000	5,146
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	3,500	3,562
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	6,900	7,127
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	4,500	4,656
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,117	2,236
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	9,800	10,195
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	8,970	9,362
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	650	701
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	12,687	13,666
4	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	1,450	1,421
4	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	4,800	4,905
	Nevada Power Co.	6.500%	5/15/18	5,722	6,282
	Nevada Power Co.	7.125%	3/15/19	18,555	21,429

100

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Nevada Power Co.	6.650%	4/1/36	5,600	7,770
	Nevada Power Co.	6.750%	7/1/37	7,572	10,467
	Nevada Power Co.	5.375%	9/15/40	3,905	4,892
	Nevada Power Co.	5.450%	5/15/41	2,225	2,823
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	15,600	17,288
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	8,075	8,239
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	3,075	3,159
	NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	7,000	7,373
4	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,450	1,997
	Northern States Power Co.	5.250%	3/1/18	2,840	3,038
	Northern States Power Co.	2.200%	8/15/20	2,700	2,791
	Northern States Power Co.	5.250%	7/15/35	730	931
	Northern States Power Co.	6.250%	6/1/36	3,670	5,106
	Northern States Power Co.	6.200%	7/1/37	5,443	7,673
	Northern States Power Co.	5.350%	11/1/39	9,296	12,158
	Northern States Power Co.	4.850%	8/15/40	527	652
	Northern States Power Co.	3.400%	8/15/42	18	18
	Northern States Power Co.	4.000%	8/15/45	2,900	3,276
	Northern States Power Co.	3.600%	5/15/46	2,700	2,841
	NorthWestern Corp.	6.340%	4/1/19	4,500	5,057
	NorthWestern Corp.	4.176%	11/15/44	3,275	3,594
	NSTAR Electric Co.	5.625%	11/15/17	5,365	5,685
	NSTAR Electric Co.	2.375%	10/15/22	8,150	8,391
	NSTAR Electric Co.	3.250%	11/15/25	450	484
	NSTAR Electric Co.	2.700%	6/1/26	825	839
	NSTAR Electric Co.	5.500%	3/15/40	5,621	7,310
	NV Energy Inc.	6.250%	11/15/20	12,485	14,763
	Oglethorpe Power Corp.	5.950%	11/1/39	1,450	1,808
	Oglethorpe Power Corp.	5.375%	11/1/40	4,650	5,614
	Oglethorpe Power Corp.	4.250%	4/1/46	7,750	8,179
	Oglethorpe Power Corp.	5.250%	9/1/50	18	21
	Ohio Edison Co.	6.875%	7/15/36	1,150	1,442
	Ohio Edison Co.	8.250%	10/15/38	3,009	4,528
	Ohio Power Co.	5.375%	10/1/21	4,466	5,211
	Ohio Power Co.	6.600%	2/15/33	1,550	2,008
	Ohio Power Co.	5.850%	10/1/35	4,518	5,534
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	2,925	3,773
	Oklahoma Gas & Electric Co.	5.250%	5/15/41	200	246
	Oklahoma Gas & Electric Co.	3.900%	5/1/43	3,825	3,881
	Oklahoma Gas & Electric Co.	4.550%	3/15/44	135	156
	Oklahoma Gas & Electric Co.	4.000%	12/15/44	5,225	5,554
	Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,620	2,738
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	5,535	6,165
	Oncor Electric Delivery Co. LLC	2.150%	6/1/19	5,910	6,006
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,496	6,998
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	5,000	5,205
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,500	3,480
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	4,224
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,621	2,365
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,050	1,299
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,304	4,870
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	237	298
	Pacific Gas & Electric Co.	5.625%	11/30/17	6,966	7,392
	Pacific Gas & Electric Co.	3.500%	10/1/20	23,275	25,056
	Pacific Gas & Electric Co.	4.250%	5/15/21	11,366	12,593
	Pacific Gas & Electric Co.	3.250%	9/15/21	750	804
	Pacific Gas & Electric Co.	3.250%	6/15/23	9,980	10,648
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,500	1,655
	Pacific Gas & Electric Co.	3.750%	2/15/24	9,675	10,610
	Pacific Gas & Electric Co.	3.400%	8/15/24	5,575	5,990
	Pacific Gas & Electric Co.	3.500%	6/15/25	5,800	6,313
	Pacific Gas & Electric Co.	2.950%	3/1/26	1,000	1,042
	Pacific Gas & Electric Co.	6.050%	3/1/34	31,236	41,644
	Pacific Gas & Electric Co.	5.800%	3/1/37	8,995	11,748

101

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pacific Gas & Electric Co.	6.350%	2/15/38	1,275	1,730
Pacific Gas & Electric Co.	6.250%	3/1/39	4,575	6,222
Pacific Gas & Electric Co.	4.450%	4/15/42	9,769	10,992
Pacific Gas & Electric Co.	3.750%	8/15/42	175	178
Pacific Gas & Electric Co.	4.600%	6/15/43	15,250	17,485
Pacific Gas & Electric Co.	5.125%	11/15/43	55	67
Pacific Gas & Electric Co.	4.750%	2/15/44	5,158	6,097
Pacific Gas & Electric Co.	4.300%	3/15/45	1,950	2,192
Pacific Gas & Electric Co.	4.250%	3/15/46	11,995	13,342
PacifiCorp	5.650%	7/15/18	7,504	8,204
PacifiCorp	5.500%	1/15/19	10,477	11,549
PacifiCorp	2.950%	2/1/22	8,000	8,484
PacifiCorp	3.600%	4/1/24	9,564	10,508
PacifiCorp	7.700%	11/15/31	1,174	1,821
PacifiCorp	5.250%	6/15/35	100	123
PacifiCorp	5.750%	4/1/37	3,181	4,161
PacifiCorp	6.250%	10/15/37	8,356	11,546
PacifiCorp	6.350%	7/15/38	2,000	2,811
PacifiCorp	6.000%	1/15/39	3,306	4,472
PacifiCorp	4.100%	2/1/42	3,545	3,913
PECO Energy Co.	5.350%	3/1/18	695	743
PECO Energy Co.	2.375%	9/15/22	2,925	3,014
PECO Energy Co.	3.150%	10/15/25	200	214
Pennsylvania Electric Co.	5.200%	4/1/20	3,600	3,797
Pennsylvania Electric Co.	6.150%	10/1/38	11,215	12,879
PG&E Corp.	2.400%	3/1/19	3,700	3,770
Potomac Electric Power Co.	3.600%	3/15/24	3,650	3,955
Potomac Electric Power Co.	6.500%	11/15/37	7,757	10,874
PPL Capital Funding Inc.	1.900%	6/1/18	1,245	1,251
PPL Capital Funding Inc.	4.200%	6/15/22	2,265	2,468
PPL Capital Funding Inc.	3.500%	12/1/22	1,795	1,889
PPL Capital Funding Inc.	3.400%	6/1/23	3,495	3,647
PPL Capital Funding Inc.	3.950%	3/15/24	815	878
PPL Capital Funding Inc.	3.100%	5/15/26	2,425	2,444
PPL Capital Funding Inc.	4.700%	6/1/43	2,750	2,992
PPL Capital Funding Inc.	5.000%	3/15/44	11,571	13,133
PPL Electric Utilities Corp.	3.000%	9/15/21	3,300	3,515
PPL Electric Utilities Corp.	6.250%	5/15/39	5,452	7,676
PPL Electric Utilities Corp.	5.200%	7/15/41	3,915	4,948
PPL Electric Utilities Corp.	4.750%	7/15/43	800	970
PPL Electric Utilities Corp.	4.125%	6/15/44	2,700	2,993
Progress Energy Inc.	4.875%	12/1/19	4,310	4,745
Progress Energy Inc.	4.400%	1/15/21	9,782	10,707
Progress Energy Inc.	3.150%	4/1/22	250	260
Progress Energy Inc.	7.750%	3/1/31	2,085	2,921
Progress Energy Inc.	7.000%	10/30/31	2,850	3,832
Progress Energy Inc.	6.000%	12/1/39	5,145	6,559
PSEG Power LLC	5.125%	4/15/20	1,286	1,408
PSEG Power LLC	3.000%	6/15/21	4,000	4,069
PSEG Power LLC	4.150%	9/15/21	5,169	5,534
PSEG Power LLC	4.300%	11/15/23	350	369
PSEG Power LLC	8.625%	4/15/31	300	375
Public Service Co. of Colorado	5.800%	8/1/18	1,485	1,624
Public Service Co. of Colorado	5.125%	6/1/19	7,575	8,450
Public Service Co. of Colorado	3.200%	11/15/20	4,100	4,389
Public Service Co. of Colorado	2.250%	9/15/22	5,650	5,797
Public Service Co. of Colorado	2.900%	5/15/25	5,200	5,447
Public Service Co. of Colorado	6.250%	9/1/37	497	701
Public Service Co. of Colorado	4.750%	8/15/41	3,000	3,627
Public Service Co. of Colorado	3.600%	9/15/42	11,100	11,556
Public Service Co. of Colorado	4.300%	3/15/44	120	138
Public Service Co. of New Hampshire	3.500%	11/1/23	2,054	2,207
Public Service Co. of New Mexico	3.850%	8/1/25	2,250	2,409
Public Service Co. of Oklahoma	5.150%	12/1/19	100	111

102

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	6,034
	Public Service Electric & Gas Co.	2.300%	9/15/18	6,150	6,290
	Public Service Electric & Gas Co.	1.800%	6/1/19	2,125	2,160
	Public Service Electric & Gas Co.	3.500%	8/15/20	525	564
	Public Service Electric & Gas Co.	1.900%	3/15/21	3,100	3,160
	Public Service Electric & Gas Co.	2.375%	5/15/23	308	315
	Public Service Electric & Gas Co.	3.150%	8/15/24	4,200	4,496
	Public Service Electric & Gas Co.	3.050%	11/15/24	1,575	1,680
	Public Service Electric & Gas Co.	3.000%	5/15/25	3,960	4,232
	Public Service Electric & Gas Co.	5.700%	12/1/36	4,207	5,576
	Public Service Electric & Gas Co.	5.800%	5/1/37	1,700	2,280
	Public Service Electric & Gas Co.	5.375%	11/1/39	7,972	10,352
	Public Service Electric & Gas Co.	3.950%	5/1/42	15,365	17,055
	Public Service Electric & Gas Co.	3.650%	9/1/42	450	476
	Public Service Electric & Gas Co.	4.000%	6/1/44	2,875	3,216
	Public Service Electric & Gas Co.	4.050%	5/1/45	2,700	3,046
	Public Service Electric & Gas Co.	3.800%	3/1/46	16,180	17,568
	Puget Energy Inc.	6.500%	12/15/20	17,900	20,865
	Puget Energy Inc.	6.000%	9/1/21	9,765	11,314
	Puget Energy Inc.	5.625%	7/15/22	2,400	2,742
	Puget Energy Inc.	3.650%	5/15/25	7,450	7,663
	Puget Sound Energy Inc.	7.020%	12/1/27	1,000	1,372
	Puget Sound Energy Inc.	5.483%	6/1/35	852	1,066
	Puget Sound Energy Inc.	6.274%	3/15/37	5,475	7,546
	Puget Sound Energy Inc.	5.757%	10/1/39	2,675	3,592
	Puget Sound Energy Inc.	5.795%	3/15/40	1,774	2,411
	Puget Sound Energy Inc.	5.764%	7/15/40	2,145	2,882
	Puget Sound Energy Inc.	5.638%	4/15/41	3,918	5,171
	Puget Sound Energy Inc.	4.434%	11/15/41	5,209	5,957
	Puget Sound Energy Inc.	4.300%	5/20/45	7,225	8,280
	San Diego Gas & Electric Co.	3.000%	8/15/21	3,000	3,209
	San Diego Gas & Electric Co.	3.600%	9/1/23	3,675	4,059
	San Diego Gas & Electric Co.	5.350%	5/15/35	1,200	1,508
	San Diego Gas & Electric Co.	6.125%	9/15/37	118	163
	San Diego Gas & Electric Co.	6.000%	6/1/39	905	1,233
	San Diego Gas & Electric Co.	5.350%	5/15/40	2,760	3,553
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,570	2,999
	San Diego Gas & Electric Co.	3.950%	11/15/41	8,975	9,757
	San Diego Gas & Electric Co.	4.300%	4/1/42	1,945	2,235
	SCANA Corp.	4.750%	5/15/21	5,600	5,982
	SCANA Corp.	4.125%	2/1/22	6,605	6,866
	Sierra Pacific Power Co.	3.375%	8/15/23	8,448	9,037
7	Sierra Pacific Power Co.	2.600%	5/1/26	16,395	16,759
	Sierra Pacific Power Co.	6.750%	7/1/37	4,250	6,084
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,620	1,810
	South Carolina Electric & Gas Co.	6.625%	2/1/32	5,729	7,576
	South Carolina Electric & Gas Co.	5.300%	5/15/33	93	111
	South Carolina Electric & Gas Co.	6.050%	1/15/38	3,685	4,748
	South Carolina Electric & Gas Co.	5.450%	2/1/41	4,520	5,619
	South Carolina Electric & Gas Co.	4.350%	2/1/42	7,418	8,065
	South Carolina Electric & Gas Co.	4.600%	6/15/43	8,710	9,858
	South Carolina Electric & Gas Co.	4.500%	6/1/64	3,750	3,892
	South Carolina Electric & Gas Co.	5.100%	6/1/65	6,225	7,192
	Southern California Edison Co.	3.875%	6/1/21	24,450	26,950
4	Southern California Edison Co.	1.845%	2/1/22	4,693	4,665
	Southern California Edison Co.	2.400%	2/1/22	9,900	10,201
	Southern California Edison Co.	6.650%	4/1/29	2,056	2,756
	Southern California Edison Co.	6.000%	1/15/34	6,035	7,968
	Southern California Edison Co.	5.750%	4/1/35	2,913	3,792
	Southern California Edison Co.	5.350%	7/15/35	7,323	9,109
	Southern California Edison Co.	5.550%	1/15/36	1,400	1,782
	Southern California Edison Co.	5.625%	2/1/36	6,925	8,959
	Southern California Edison Co.	5.550%	1/15/37	7,150	9,280
	Southern California Edison Co.	5.950%	2/1/38	5,713	7,712

103

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Southern California Edison Co.	6.050%	3/15/39	1,185	1,632
	Southern California Edison Co.	5.500%	3/15/40	898	1,178
	Southern California Edison Co.	4.500%	9/1/40	4,575	5,298
	Southern California Edison Co.	3.900%	12/1/41	1,380	1,481
	Southern California Edison Co.	4.050%	3/15/42	5,925	6,492
	Southern California Edison Co.	4.650%	10/1/43	3,349	4,066
	Southern California Edison Co.	3.600%	2/1/45	8,250	8,592
	Southern Co.	1.300%	8/15/17	3,050	3,049
	Southern Co.	1.550%	7/1/18	7,500	7,549
	Southern Co.	1.850%	7/1/19	3,675	3,722
	Southern Co.	2.150%	9/1/19	3,300	3,359
	Southern Co.	2.750%	6/15/20	12,210	12,662
	Southern Co.	2.350%	7/1/21	9,125	9,305
	Southern Co.	2.950%	7/1/23	7,300	7,555
	Southern Co.	3.250%	7/1/26	18,050	18,761
	Southern Co.	4.250%	7/1/36	13,000	13,759
	Southern Co.	4.400%	7/1/46	15,400	16,461
	Southern Power Co.	1.850%	12/1/17	1,800	1,816
	Southern Power Co.	1.500%	6/1/18	2,475	2,487
	Southern Power Co.	2.375%	6/1/20	2,900	2,947
	Southern Power Co.	4.150%	12/1/25	12,150	13,147
	Southern Power Co.	5.150%	9/15/41	11,215	12,071
	Southwestern Electric Power Co.	5.875%	3/1/18	1,327	1,419
	Southwestern Electric Power Co.	6.450%	1/15/19	3,735	4,167
	Southwestern Electric Power Co.	3.550%	2/15/22	7,044	7,511
	Southwestern Electric Power Co.	6.200%	3/15/40	1,910	2,379
	Southwestern Electric Power Co.	3.900%	4/1/45	3,975	3,939
	Southwestern Public Service Co.	3.300%	6/15/24	3,300	3,530
	Southwestern Public Service Co.	4.500%	8/15/41	3,645	4,242
	System Energy Resources Inc.	4.100%	4/1/23	3,050	3,229
	Tampa Electric Co.	6.100%	5/15/18	275	298
	Tampa Electric Co.	5.400%	5/15/21	2,462	2,819
	Tampa Electric Co.	2.600%	9/15/22	5,690	5,877
	Tampa Electric Co.	6.550%	5/15/36	800	1,100
	Tampa Electric Co.	4.100%	6/15/42	602	645
	Tampa Electric Co.	4.350%	5/15/44	7,345	8,180
	Tampa Electric Co.	4.200%	5/15/45	4,250	4,639
	TECO Finance Inc.	6.572%	11/1/17	2,270	2,411
	TECO Finance Inc.	5.150%	3/15/20	3,367	3,742
	Toledo Edison Co.	6.150%	5/15/37	754	928
	TransAlta Corp.	6.900%	5/15/18	1,135	1,174
	TransAlta Corp.	4.500%	11/15/22	1,350	1,235
	TransAlta Corp.	6.500%	3/15/40	3,439	2,583
	Tri-State Generation & Transmission Assn. Inc.	3.700%	11/1/24	1,500	1,599
	Tri-State Generation & Transmission Assn. Inc.	4.700%	11/1/44	2,350	2,613
7	Tri-State Generation & Transmission Assn. Inc.	4.250%	6/1/46	4,250	4,509
	Tucson Electric Power Co.	5.150%	11/15/21	2,750	3,114
	Tucson Electric Power Co.	3.050%	3/15/25	2,375	2,396
	UIL Holdings Corp.	4.625%	10/1/20	1,550	1,678
	Union Electric Co.	6.700%	2/1/19	4,441	5,048
	Union Electric Co.	3.500%	4/15/24	7,160	7,771
	Union Electric Co.	5.300%	8/1/37	3,945	4,928
	Union Electric Co.	8.450%	3/15/39	1,775	2,952
	Union Electric Co.	3.900%	9/15/42	2,625	2,831
	Union Electric Co.	3.650%	4/15/45	3,975	4,117
	Virginia Electric & Power Co.	5.400%	4/30/18	5,170	5,559
	Virginia Electric & Power Co.	5.000%	6/30/19	4,800	5,261
	Virginia Electric & Power Co.	2.950%	1/15/22	3,600	3,795
	Virginia Electric & Power Co.	3.450%	9/1/22	1,165	1,253
	Virginia Electric & Power Co.	3.450%	2/15/24	2,850	3,083
	Virginia Electric & Power Co.	3.100%	5/15/25	5,130	5,417
	Virginia Electric & Power Co.	3.150%	1/15/26	2,800	2,964
	Virginia Electric & Power Co.	6.000%	1/15/36	5,575	7,344
	Virginia Electric & Power Co.	6.000%	5/15/37	3,316	4,434

104

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Virginia Electric & Power Co.	6.350%	11/30/37	3,700	5,118
	Virginia Electric & Power Co.	8.875%	11/15/38	28	47
	Virginia Electric & Power Co.	4.000%	1/15/43	4,058	4,339
	Virginia Electric & Power Co.	4.650%	8/15/43	8,055	9,554
	Virginia Electric & Power Co.	4.450%	2/15/44	9,475	10,854
	Virginia Electric & Power Co.	4.200%	5/15/45	5,850	6,519
	WEC Energy Group Inc.	1.650%	6/15/18	3,500	3,527
	WEC Energy Group Inc.	2.450%	6/15/20	3,000	3,078
	WEC Energy Group Inc.	3.550%	6/15/25	4,775	5,137
4	WEC Energy Group Inc.	6.250%	5/15/67	13,490	10,556
	Westar Energy Inc.	3.250%	12/1/25	1,070	1,144
	Westar Energy Inc.	2.550%	7/1/26	5,800	5,808
	Westar Energy Inc.	4.125%	3/1/42	8,530	9,393
	Westar Energy Inc.	4.100%	4/1/43	5,475	5,979
	Westar Energy Inc.	4.625%	9/1/43	1,425	1,687
	Westar Energy Inc.	4.250%	12/1/45	1,225	1,382
	Western Massachusetts Electric Co.	3.500%	9/15/21	2,650	2,824
	Wisconsin Electric Power Co.	1.700%	6/15/18	400	403
	Wisconsin Electric Power Co.	4.250%	12/15/19	4,300	4,690
	Wisconsin Electric Power Co.	2.950%	9/15/21	2,500	2,647
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	986
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,375
	Wisconsin Electric Power Co.	3.650%	12/15/42	418	437
	Wisconsin Electric Power Co.	4.250%	6/1/44	2,125	2,387
	Wisconsin Power & Light Co.	2.250%	11/15/22	2,875	2,897
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,875	6,834
	Wisconsin Power & Light Co.	4.100%	10/15/44	1,325	1,464
	Wisconsin Public Service Corp.	1.650%	12/4/18	3,650	3,702
	Wisconsin Public Service Corp.	3.671%	12/1/42	1,625	1,687
	Xcel Energy Inc.	4.700%	5/15/20	825	912
	Xcel Energy Inc.	2.400%	3/15/21	7,000	7,200
	Xcel Energy Inc.	3.300%	6/1/25	4,800	5,064
	Xcel Energy Inc.	6.500%	7/1/36	8,042	10,720
	Natural Gas (0.1%)
	AGL Capital Corp.	5.250%	8/15/19	885	968
	AGL Capital Corp.	3.500%	9/15/21	2,825	3,001
	AGL Capital Corp.	3.875%	11/15/25	2,000	2,150
	AGL Capital Corp.	3.250%	6/15/26	7,900	8,099
	AGL Capital Corp.	5.875%	3/15/41	4,075	4,973
	AGL Capital Corp.	4.400%	6/1/43	3,825	3,921
	Atmos Energy Corp.	8.500%	3/15/19	1,110	1,309
	Atmos Energy Corp.	5.500%	6/15/41	10,245	13,057
	Atmos Energy Corp.	4.150%	1/15/43	9,190	9,962
	British Transco Finance Inc.	6.625%	6/1/18	4,665	5,128
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	16,687	18,119
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	7,150	8,302
	KeySpan Corp.	8.000%	11/15/30	360	509
	NiSource Finance Corp.	6.400%	3/15/18	8,234	8,912
	NiSource Finance Corp.	6.800%	1/15/19	1,270	1,428
	NiSource Finance Corp.	5.450%	9/15/20	6,732	7,626
	NiSource Finance Corp.	6.125%	3/1/22	1,500	1,793
	NiSource Finance Corp.	6.250%	12/15/40	8,375	10,902
	NiSource Finance Corp.	5.950%	6/15/41	4,190	5,239
	NiSource Finance Corp.	5.800%	2/1/42	11,798	15,105
	NiSource Finance Corp.	5.250%	2/15/43	1,300	1,564
	NiSource Finance Corp.	4.800%	2/15/44	762	876
	ONE Gas Inc.	2.070%	2/1/19	4,249	4,313
	ONE Gas Inc.	4.658%	2/1/44	1,325	1,527
	Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	80	85
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,772
	Sempra Energy	6.150%	6/15/18	3,290	3,579
	Sempra Energy	9.800%	2/15/19	6,155	7,410
	Sempra Energy	2.400%	3/15/20	3,211	3,248

105

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sempra Energy	2.850%	11/15/20	7,179	7,447
Sempra Energy	2.875%	10/1/22	4,406	4,510
Sempra Energy	4.050%	12/1/23	7,685	8,326
Sempra Energy	3.750%	11/15/25	1,500	1,603
Sempra Energy	6.000%	10/15/39	21,718	26,736
Southern California Gas Co.	3.150%	9/15/24	125	134
Southern California Gas Co.	3.200%	6/15/25	750	806
Southern California Gas Co.	2.600%	6/15/26	13,000	13,339
Southern California Gas Co.	5.750%	11/15/35	960	1,231
Southern California Gas Co.	3.750%	9/15/42	5,270	5,585
Southern California Gas Co.	4.450%	3/15/44	1,935	2,277
Spire Inc.	4.700%	8/15/44	4,925	5,184
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	7,106	7,531
American Water Capital Corp.	3.850%	3/1/24	3,475	3,847
American Water Capital Corp.	3.400%	3/1/25	1,100	1,190
American Water Capital Corp.	6.593%	10/15/37	5,520	7,906
American Water Capital Corp.	4.300%	9/1/45	5,700	6,514
United Utilities plc	5.375%	2/1/19	2,475	2,657
United Utilities plc	6.875%	8/15/28	1,185	1,399
Veolia Environnement SA	6.750%	6/1/38	3,849	5,080

				3,709,711

Total Corporate Bonds (Cost $44,051,831)				46,563,146

Sovereign Bonds (U.S. Dollar-Denominated) (5.1%)
African Development Bank	0.750%	10/18/16	8,920	8,907
African Development Bank	1.125%	3/15/17	8,485	8,509
African Development Bank	0.875%	5/15/17	3,015	3,022
African Development Bank	0.875%	3/15/18	9,175	9,195
African Development Bank	1.625%	10/2/18	23,650	24,086
African Development Bank	1.000%	5/15/19	16,400	16,454
African Development Bank	1.375%	2/12/20	9,600	9,709
African Development Bank	2.375%	9/23/21	26,400	27,769
Agricultural Bank Of China	2.000%	5/21/18	4,750	4,782
Agricultural Bank Of China	2.750%	5/21/20	2,350	2,414
Asian Development Bank	0.750%	1/11/17	35,600	35,621
Asian Development Bank	1.125%	3/15/17	20,920	20,984
Asian Development Bank	5.250%	6/12/17	600	626
Asian Development Bank	0.875%	4/26/18	20,400	20,448
Asian Development Bank	1.125%	6/5/18	15,500	15,583
Asian Development Bank	5.593%	7/16/18	3,528	3,863
Asian Development Bank	1.750%	9/11/18	21,365	21,810
Asian Development Bank	1.875%	10/23/18	13,850	14,190
Asian Development Bank	1.375%	1/15/19	14,500	14,652
Asian Development Bank	1.750%	3/21/19	3,970	4,066
Asian Development Bank	1.875%	4/12/19	10,770	11,061
Asian Development Bank	1.500%	1/22/20	17,100	17,348
Asian Development Bank	1.375%	3/23/20	14,525	14,695
Asian Development Bank	1.625%	8/26/20	600	611
Asian Development Bank	1.625%	3/16/21	44,000	44,866
Asian Development Bank	2.125%	11/24/21	20,000	20,789
Asian Development Bank	1.875%	2/18/22	26,350	27,006
Asian Development Bank	2.000%	1/22/25	16,850	17,366
Asian Development Bank	2.000%	4/24/26	9,000	9,206
Asian Development Bank	6.220%	8/15/27	375	527
Asian Development Bank	5.820%	6/16/28	148	201
7 Bank of England	1.250%	3/14/19	4,700	4,742
Canada	1.125%	3/19/18	29,120	29,322
Canada	1.625%	2/27/19	3,460	3,528
CNOOC Curtis Funding No 1 pty Ltd.	4.500%	10/3/23	5,000	5,424
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	6,250	6,210
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	21,275	21,362
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	4,500	4,538

106

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	26,800	27,135
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	20,460	20,486
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	31,900	34,029
	Corp. Andina de Fomento	2.000%	5/10/19	17,000	17,092
	Corp. Andina de Fomento	8.125%	6/4/19	19,700	23,240
	Corp. Andina de Fomento	4.375%	6/15/22	25,925	28,816
	Council Of Europe Development Bank	1.500%	6/19/17	9,675	9,746
	Council Of Europe Development Bank	1.000%	3/7/18	13,440	13,479
	Council Of Europe Development Bank	1.125%	5/31/18	12,695	12,757
	Council Of Europe Development Bank	1.750%	11/14/19	2,900	2,959
	Council Of Europe Development Bank	1.625%	3/10/20	17,620	17,944
	Council Of Europe Development Bank	1.625%	3/16/21	8,500	8,620
	Ecopetrol SA	4.250%	9/18/18	3,015	3,113
	Ecopetrol SA	5.875%	9/18/23	30,450	31,364
	Ecopetrol SA	4.125%	1/16/25	34,125	31,224
	Ecopetrol SA	5.375%	6/26/26	11,550	11,146
	Ecopetrol SA	7.375%	9/18/43	2,200	2,195
	Ecopetrol SA	5.875%	5/28/45	19,275	16,745
	Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	5,000	5,220
	European Bank for Reconstruction & Development	1.000%	2/16/17	10,870	10,890
	European Bank for Reconstruction & Development	0.750%	9/1/17	11,400	11,407
	European Bank for Reconstruction & Development	1.000%	6/15/18	5,340	5,368
	European Bank for Reconstruction & Development	1.000%	9/17/18	4,650	4,667
	European Bank for Reconstruction & Development	1.625%	11/15/18	9,600	9,777
	European Bank for Reconstruction & Development	1.750%	6/14/19	20,600	21,026
	European Bank for Reconstruction & Development	1.750%	11/26/19	14,550	14,897
	European Bank for Reconstruction & Development	1.500%	3/16/20	23,050	23,372
	European Bank for Reconstruction & Development	1.875%	2/23/22	14,800	15,226
	European Investment Bank	5.125%	5/30/17	54,435	56,621
	European Investment Bank	1.625%	6/15/17	5,570	5,620
	European Investment Bank	1.000%	8/17/17	24,025	24,099
	European Investment Bank	1.125%	9/15/17	32,655	32,806
	European Investment Bank	1.000%	12/15/17	23,000	23,055
	European Investment Bank	1.000%	3/15/18	17,975	18,016
	European Investment Bank	1.250%	5/15/18	38,850	39,183
	European Investment Bank	1.000%	6/15/18	30,700	30,834
	European Investment Bank	1.125%	8/15/18	41,060	41,249
	European Investment Bank	1.625%	12/18/18	23,145	23,571
	European Investment Bank	1.875%	3/15/19	78,430	80,324
	European Investment Bank	1.250%	5/15/19	45,150	45,424
	European Investment Bank	1.750%	6/17/19	68,060	69,412
	European Investment Bank	1.125%	8/15/19	62,600	62,927
	European Investment Bank	1.625%	3/16/20	58,370	59,450
	European Investment Bank	1.375%	6/15/20	20,000	20,186
	European Investment Bank	2.875%	9/15/20	12,445	13,283
	European Investment Bank	1.625%	12/15/20	37,500	38,069
	European Investment Bank	4.000%	2/16/21	30,490	34,145
	European Investment Bank	2.000%	3/15/21	7,700	7,951
	European Investment Bank	2.500%	4/15/21	40,760	42,973
	European Investment Bank	1.625%	6/15/21	12,000	12,138
	European Investment Bank	2.125%	10/15/21	4,550	4,705
	European Investment Bank	2.250%	8/15/22	27,625	28,907
	European Investment Bank	3.250%	1/29/24	18,900	21,178
	European Investment Bank	2.500%	10/15/24	23,660	25,181
	European Investment Bank	1.875%	2/10/25	41,300	41,992
	European Investment Bank	2.125%	4/13/26	59,100	61,705
	European Investment Bank	4.875%	2/15/36	1,090	1,479
	Export Development Canada	1.250%	10/26/16	12,820	12,843
8	Export Development Canada	1.000%	5/15/17	6,450	6,464
	Export Development Canada	0.750%	12/15/17	14,975	14,972
	Export Development Canada	1.000%	6/15/18	9,500	9,545
	Export Development Canada	1.500%	10/3/18	4,275	4,336
	Export Development Canada	1.000%	11/1/18	7,750	7,792
	Export Development Canada	1.250%	2/4/19	11,000	11,128

107

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Export Development Canada	1.750%	8/19/19	8,200	8,382
8	Export Development Canada	1.625%	12/3/19	4,000	4,074
	Export Development Canada	1.750%	7/21/20	200	205
	Export Development Canada	1.500%	5/26/21	23,000	23,357
	Export-Import Bank of Korea	3.750%	10/20/16	11,550	11,636
	Export-Import Bank of Korea	1.750%	2/27/18	17,810	17,878
	Export-Import Bank of Korea	2.875%	9/17/18	10,400	10,684
	Export-Import Bank of Korea	1.750%	5/26/19	8,600	8,682
	Export-Import Bank of Korea	2.375%	8/12/19	7,000	7,156
	Export-Import Bank of Korea	5.125%	6/29/20	10,000	11,246
	Export-Import Bank of Korea	2.625%	12/30/20	2,450	2,519
	Export-Import Bank of Korea	4.000%	1/29/21	6,324	6,869
	Export-Import Bank of Korea	2.125%	2/11/21	500	506
	Export-Import Bank of Korea	2.500%	5/10/21	5,200	5,304
	Export-Import Bank of Korea	4.375%	9/15/21	3,925	4,372
	Export-Import Bank of Korea	5.000%	4/11/22	4,150	4,773
	Export-Import Bank of Korea	4.000%	1/14/24	34,750	38,847
	Export-Import Bank of Korea	3.250%	11/10/25	6,000	6,432
	Export-Import Bank of Korea	2.625%	5/26/26	12,900	13,217
	FMS Wertmanagement AoeR	1.125%	9/5/17	8,500	8,539
	FMS Wertmanagement AoeR	1.000%	11/21/17	8,500	8,527
	FMS Wertmanagement AoeR	1.625%	11/20/18	22,200	22,585
	FMS Wertmanagement AoeR	1.750%	3/17/20	8,000	8,199
	Hydro-Quebec	1.375%	6/19/17	3,775	3,778
	Hydro-Quebec	8.400%	1/15/22	8,195	10,848
	Hydro-Quebec	8.050%	7/7/24	3,310	4,654
	Hydro-Quebec	8.500%	12/1/29	825	1,325
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	5,450	5,497
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	4,400	4,560
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	8,000	8,100
	Inter-American Development Bank	1.125%	3/15/17	33,640	33,724
	Inter-American Development Bank	1.000%	7/14/17	20,190	20,263
	Inter-American Development Bank	2.375%	8/15/17	25,256	25,707
	Inter-American Development Bank	0.875%	3/15/18	19,260	19,270
	Inter-American Development Bank	1.750%	8/24/18	5,600	5,703
	Inter-American Development Bank	1.125%	8/28/18	40,150	40,355
	Inter-American Development Bank	4.250%	9/10/18	2,980	3,203
	Inter-American Development Bank	1.000%	5/13/19	15,000	15,028
	Inter-American Development Bank	1.125%	9/12/19	2,150	2,162
	Inter-American Development Bank	3.875%	9/17/19	56,980	62,117
	Inter-American Development Bank	1.250%	10/15/19	12,750	12,818
	Inter-American Development Bank	1.750%	10/15/19	31,400	32,071
	Inter-American Development Bank	3.875%	2/14/20	6,475	7,115
	Inter-American Development Bank	1.875%	6/16/20	28,100	28,924
	Inter-American Development Bank	2.125%	11/9/20	10,470	10,873
	Inter-American Development Bank	1.875%	3/15/21	2,500	2,568
	Inter-American Development Bank	1.750%	4/14/22	36,325	37,143
	Inter-American Development Bank	3.000%	10/4/23	7,600	8,373
	Inter-American Development Bank	3.000%	2/21/24	19,195	21,211
	Inter-American Development Bank	2.125%	1/15/25	19,910	20,684
	Inter-American Development Bank	7.000%	6/15/25	2,950	4,004
	Inter-American Development Bank	2.000%	6/2/26	42,000	43,163
	Inter-American Development Bank	3.875%	10/28/41	45	55
	Inter-American Development Bank	3.200%	8/7/42	5,575	6,118
	Inter-American Development Bank	4.375%	1/24/44	8,125	10,874
	International Bank for Reconstruction & Development	0.875%	4/17/17	60,570	60,651
	International Bank for Reconstruction & Development	9.250%	7/15/17	10	11
	International Bank for Reconstruction & Development	1.125%	7/18/17	2,500	2,510
	International Bank for Reconstruction & Development	1.000%	11/15/17	39,300	39,452
	International Bank for Reconstruction & Development	1.375%	4/10/18	32,960	33,277
	International Bank for Reconstruction & Development	1.000%	6/15/18	34,110	34,186
	International Bank for Reconstruction & Development	0.875%	7/19/18	43,300	43,362
	International Bank for Reconstruction & Development	1.000%	10/5/18	18,000	18,087
	International Bank for Reconstruction & Development	1.875%	3/15/19	72,430	74,220

108

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	1.250%	7/26/19	65,400	66,180
	International Bank for Reconstruction & Development	1.875%	10/7/19	45,125	46,277
	International Bank for Reconstruction & Development	1.375%	3/30/20	22,000	22,316
	International Bank for Reconstruction & Development	2.125%	11/1/20	18,500	19,264
	International Bank for Reconstruction & Development	1.625%	3/9/21	19,000	19,303
	International Bank for Reconstruction & Development	1.375%	5/24/21	60,300	60,849
	International Bank for Reconstruction & Development	2.250%	6/24/21	22,460	23,469
	International Bank for Reconstruction & Development	1.625%	2/10/22	23,475	23,830
	International Bank for Reconstruction & Development	1.875%	10/7/22	100	103
	International Bank for Reconstruction & Development	7.625%	1/19/23	4,000	5,522
	International Bank for Reconstruction & Development	1.750%	4/19/23	1,000	1,017
	International Bank for Reconstruction & Development	2.500%	11/25/24	63,650	67,794
	International Bank for Reconstruction & Development	2.125%	3/3/25	100	103
	International Bank for Reconstruction & Development	2.500%	7/29/25	31,000	33,223
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,680
	International Bank for Reconstruction & Development	4.750%	2/15/35	3,423	4,576
	International Finance Corp.	1.125%	11/23/16	34,220	34,279
	International Finance Corp.	1.000%	4/24/17	3,975	3,981
	International Finance Corp.	2.125%	11/17/17	16,975	17,238
	International Finance Corp.	0.625%	12/21/17	12,270	12,207
	International Finance Corp.	0.875%	6/15/18	2,325	2,323
	International Finance Corp.	1.250%	7/16/18	8,600	8,650
	International Finance Corp.	1.750%	9/4/18	29,050	29,521
	International Finance Corp.	1.750%	9/16/19	15,600	15,970
	International Finance Corp.	1.625%	7/16/20	30,500	31,207
	International Finance Corp.	2.125%	4/7/26	18,400	19,125
9	Japan Bank for International Cooperation	1.125%	7/19/17	39,500	39,484
9	Japan Bank for International Cooperation	1.750%	7/31/18	17,900	18,069
9	Japan Bank for International Cooperation	1.750%	11/13/18	19,000	19,200
9	Japan Bank for International Cooperation	1.875%	4/20/21	9,300	9,348
9	Japan Bank for International Cooperation	3.375%	7/31/23	6,600	7,294
9	Japan Bank for International Cooperation	3.000%	5/29/24	25,500	27,503
9	Japan Bank for International Cooperation	2.125%	2/10/25	25,900	26,206
9	Japan Bank for International Cooperation	2.500%	5/28/25	1,750	1,844
9	Japan Bank for International Cooperation	2.750%	1/21/26	4,800	5,157
9	Japan Bank for International Cooperation	2.375%	4/20/26	2,000	2,091
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	4,050	4,184
9	Japan Finance Organization for Municipalities	4.000%	1/13/21	10,400	11,421
10	KFW	0.875%	9/5/17	26,710	26,766
10	KFW	0.875%	12/15/17	44,000	44,089
10	KFW	1.000%	1/26/18	22,110	22,187
10	KFW	4.375%	3/15/18	19,230	20,388
10	KFW	0.875%	4/19/18	66,000	66,118
10	KFW	1.000%	6/11/18	37,000	37,139
10	KFW	4.500%	7/16/18	14,415	15,481
10	KFW	1.125%	8/6/18	28,000	28,179
10	KFW	1.125%	11/16/18	29,500	29,694
10	KFW	1.500%	2/6/19	9,000	9,146
10	KFW	1.875%	4/1/19	39,030	40,095
10	KFW	4.875%	6/17/19	38,975	43,370
10	KFW	1.750%	10/15/19	13,800	14,118
10	KFW	4.000%	1/27/20	39,145	43,106
10	KFW	1.500%	4/20/20	40,275	40,913
10	KFW	1.875%	6/30/20	53,350	54,952
10	KFW	2.750%	9/8/20	55,130	58,684
10	KFW	2.750%	10/1/20	46,289	49,239
10	KFW	1.625%	3/15/21	42,300	43,132
10	KFW	1.500%	6/15/21	110,000	111,406
10	KFW	2.375%	8/25/21	12,375	13,020
10	KFW	2.000%	10/4/22	23,650	24,391
10	KFW	2.125%	1/17/23	39,630	41,233
10	KFW	2.500%	11/20/24	45,400	48,168
10	KFW	2.000%	5/2/25	14,750	15,105
10	KFW	0.000%	4/18/36	14,775	8,848

109

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	KFW	0.000%	6/29/37	6,950	3,960
	Korea Development Bank	4.000%	9/9/16	4,250	4,274
	Korea Development Bank	3.250%	9/20/16	11,100	11,157
	Korea Development Bank	3.875%	5/4/17	15,500	15,855
	Korea Development Bank	2.250%	8/7/17	850	860
	Korea Development Bank	3.500%	8/22/17	5,400	5,538
	Korea Development Bank	1.500%	1/22/18	11,000	11,019
	Korea Development Bank	3.000%	3/17/19	8,000	8,272
	Korea Development Bank	2.500%	3/11/20	2,500	2,552
	Korea Development Bank	2.500%	1/13/21	500	510
	Korea Development Bank	4.625%	11/16/21	5,975	6,790
	Korea Development Bank	3.000%	9/14/22	15,000	15,813
	Korea Development Bank	3.750%	1/22/24	24,400	26,546
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,000	1,263
10	Landwirtschaftliche Rentenbank	0.875%	9/12/17	11,825	11,831
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	7,525	7,519
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	12,540	12,738
10	Landwirtschaftliche Rentenbank	1.750%	4/15/19	3,425	3,476
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	13,665	13,670
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	40,060	40,484
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	22,975	23,896
	Nexen Energy ULC	6.200%	7/30/19	3,505	3,916
	Nexen Energy ULC	7.875%	3/15/32	9,765	13,473
	Nexen Energy ULC	5.875%	3/10/35	4,687	5,509
	Nexen Energy ULC	6.400%	5/15/37	9,880	12,326
	Nexen Energy ULC	7.500%	7/30/39	7,105	9,852
	Nordic Investment Bank	5.000%	2/1/17	5,700	5,838
	Nordic Investment Bank	1.000%	3/7/17	2,650	2,654
	Nordic Investment Bank	0.750%	1/17/18	18,350	18,357
	Nordic Investment Bank	1.125%	3/19/18	10,250	10,325
	Nordic Investment Bank	1.875%	6/14/19	20,900	21,451
	Nordic Investment Bank	1.500%	9/29/20	2,800	2,852
	North American Development Bank	2.300%	10/10/18	2,138	2,183
	North American Development Bank	4.375%	2/11/20	2,600	2,839
	North American Development Bank	2.400%	10/26/22	6,000	6,133
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	20,170	20,844
11	Oesterreichische Kontrollbank AG	0.750%	5/19/17	11,830	11,822
11	Oesterreichische Kontrollbank AG	1.125%	5/29/18	8,150	8,165
11	Oesterreichische Kontrollbank AG	1.125%	4/26/19	18,300	18,260
11	Oesterreichische Kontrollbank AG	1.375%	2/10/20	8,175	8,150
11	Oesterreichische Kontrollbank AG	1.500%	10/21/20	24,100	24,268
11	Oesterreichische Kontrollbank AG	1.875%	1/20/21	7,900	8,081
11	Oesterreichische Kontrollbank AG	2.375%	10/1/21	5,000	5,180
4	Oriental Republic of Uruguay	4.500%	8/14/24	14,331	15,481
4	Oriental Republic of Uruguay	4.375%	10/27/27	24,519	25,807
4	Oriental Republic of Uruguay	7.625%	3/21/36	4,845	6,517
4	Oriental Republic of Uruguay	4.125%	11/20/45	14,775	13,169
4	Oriental Republic of Uruguay	5.100%	6/18/50	27,490	27,396
	Petroleos Mexicanos	5.750%	3/1/18	52,215	54,802
	Petroleos Mexicanos	3.500%	7/18/18	12,720	12,836
7	Petroleos Mexicanos	5.500%	2/4/19	21,550	22,710
	Petroleos Mexicanos	8.000%	5/3/19	25,266	28,258
	Petroleos Mexicanos	6.000%	3/5/20	5,943	6,400
	Petroleos Mexicanos	3.500%	7/23/20	13,260	13,174
	Petroleos Mexicanos	5.500%	1/21/21	18,090	19,104
7	Petroleos Mexicanos	6.375%	2/4/21	36,480	39,590
	Petroleos Mexicanos	4.875%	1/24/22	19,000	19,390
	Petroleos Mexicanos	3.500%	1/30/23	14,725	13,853
	Petroleos Mexicanos	4.875%	1/18/24	19,758	19,931
4	Petroleos Mexicanos	2.290%	2/15/24	1,900	1,952
	Petroleos Mexicanos	2.378%	4/15/25	2,543	2,623
	Petroleos Mexicanos	4.500%	1/23/26	6,950	6,712
7	Petroleos Mexicanos	6.875%	8/4/26	38,420	42,921
	Petroleos Mexicanos	6.625%	6/15/35	21,811	22,590

110

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Petroleos Mexicanos	6.625%	6/15/38	7,475	7,575
	Petroleos Mexicanos	6.500%	6/2/41	22,030	22,332
	Petroleos Mexicanos	5.500%	6/27/44	63,126	57,221
	Petroleos Mexicanos	6.375%	1/23/45	12,389	12,398
	Petroleos Mexicanos	5.625%	1/23/46	40,150	36,590
12	Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	2,070	3,241
	Province of British Columbia	1.200%	4/25/17	7,040	7,060
	Province of British Columbia	2.650%	9/22/21	16,660	17,727
	Province of British Columbia	2.000%	10/23/22	6,400	6,626
	Province of British Columbia	6.500%	1/15/26	266	363
	Province of British Columbia	2.250%	6/2/26	5,500	5,665
	Province of Manitoba	4.900%	12/6/16	13,470	13,694
	Province of Manitoba	1.300%	4/3/17	3,635	3,647
	Province of Manitoba	1.125%	6/1/18	3,470	3,490
	Province of Manitoba	1.750%	5/30/19	4,000	4,064
	Province of Manitoba	2.100%	9/6/22	6,375	6,507
	Province of Manitoba	3.050%	5/14/24	24,750	26,774
	Province of Manitoba	2.125%	6/22/26	5,150	5,159
	Province of New Brunswick	2.750%	6/15/18	14,750	15,184
	Province of Ontario	1.100%	10/25/17	17,865	17,922
	Province of Ontario	3.150%	12/15/17	13,025	13,458
	Province of Ontario	1.200%	2/14/18	2,000	2,008
	Province of Ontario	3.000%	7/16/18	8,475	8,803
	Province of Ontario	2.000%	9/27/18	11,090	11,310
	Province of Ontario	1.625%	1/18/19	26,800	27,148
	Province of Ontario	2.000%	1/30/19	5,795	5,923
	Province of Ontario	1.250%	6/17/19	13,000	13,089
	Province of Ontario	1.650%	9/27/19	12,070	12,228
	Province of Ontario	4.000%	10/7/19	21,240	23,093
	Province of Ontario	4.400%	4/14/20	33,100	36,782
	Province of Ontario	1.875%	5/21/20	23,770	24,236
	Province of Ontario	2.500%	9/10/21	34,550	36,120
	Province of Ontario	2.450%	6/29/22	9,975	10,380
	Province of Ontario	3.200%	5/16/24	2,050	2,239
	Province of Ontario	2.500%	4/27/26	12,600	12,994
	Quebec	4.625%	5/14/18	12,310	13,137
	Quebec	3.500%	7/29/20	17,120	18,555
	Quebec	2.750%	8/25/21	17,205	18,192
	Quebec	2.625%	2/13/23	24,960	26,200
	Quebec	7.500%	7/15/23	250	334
	Quebec	7.125%	2/9/24	5,675	7,543
	Quebec	2.875%	10/16/24	12,900	13,752
	Quebec	2.500%	4/20/26	17,000	17,485
	Quebec	7.500%	9/15/29	11,960	18,184
	Republic of Chile	3.250%	9/14/21	200	212
	Republic of Chile	2.250%	10/30/22	9,975	10,056
	Republic of Chile	3.125%	3/27/25	500	529
	Republic of Chile	3.125%	1/21/26	38,738	39,900
	Republic of Chile	3.625%	10/30/42	9,700	9,693
	Republic of Colombia	7.375%	3/18/19	9,050	10,317
	Republic of Colombia	11.750%	2/25/20	3,350	4,415
	Republic of Colombia	4.375%	7/12/21	18,552	19,823
4	Republic of Colombia	2.625%	3/15/23	30,485	29,467
	Republic of Colombia	4.000%	2/26/24	35,685	37,246
	Republic of Colombia	8.125%	5/21/24	6,440	8,372
	Republic of Colombia	10.375%	1/28/33	2,500	3,746
	Republic of Colombia	7.375%	9/18/37	19,672	25,500
	Republic of Colombia	6.125%	1/18/41	27,225	31,404
4	Republic of Colombia	5.625%	2/26/44	25,492	28,169
4	Republic of Colombia	5.000%	6/15/45	21,575	22,384
	Republic of Finland	6.950%	2/15/26	1,905	2,664
	Republic of Italy	5.375%	6/12/17	9,150	9,474
	Republic of Italy	6.875%	9/27/23	39,715	49,833
	Republic of Italy	5.375%	6/15/33	16,695	20,194

111

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Korea	5.125%	12/7/16	1,100	1,120
	Republic of Korea	7.125%	4/16/19	27,338	31,690
	Republic of Korea	3.875%	9/11/23	10,650	12,144
	Republic of Korea	5.625%	11/3/25	425	558
	Republic of Panama	5.200%	1/30/20	17,753	19,617
4	Republic of Panama	4.000%	9/22/24	1,480	1,587
4	Republic of Panama	3.750%	3/16/25	15,750	16,616
	Republic of Panama	7.125%	1/29/26	20,150	26,497
	Republic of Panama	8.875%	9/30/27	750	1,101
4	Republic of Panama	3.875%	3/17/28	11,200	11,815
	Republic of Panama	9.375%	4/1/29	6,645	10,134
4	Republic of Panama	6.700%	1/26/36	25,595	33,947
4	Republic of Panama	4.300%	4/29/53	5,000	5,100
	Republic of Peru	7.125%	3/30/19	22,240	25,640
	Republic of Peru	7.350%	7/21/25	14,650	19,963
	Republic of Peru	4.125%	8/25/27	3,270	3,579
	Republic of Peru	8.750%	11/21/33	39,347	61,798
4	Republic of Peru	6.550%	3/14/37	13,131	17,642
	Republic of Peru	5.625%	11/18/50	19,767	24,575
	Republic of Poland	6.375%	7/15/19	43,638	49,441
	Republic of Poland	5.125%	4/21/21	24,025	26,959
	Republic of Poland	5.000%	3/23/22	30,252	33,977
	Republic of Poland	3.000%	3/17/23	16,050	16,305
	Republic of Poland	4.000%	1/22/24	8,995	9,663
	Republic of Poland	3.250%	4/6/26	23,650	24,069
	Republic of South Africa	6.875%	5/27/19	3,675	4,088
	Republic of South Africa	5.500%	3/9/20	14,350	15,391
	Republic of South Africa	5.875%	5/30/22	1,425	1,579
	Republic of South Africa	4.665%	1/17/24	13,255	13,644
	Republic of South Africa	5.875%	9/16/25	27,150	30,071
	Republic of South Africa	6.250%	3/8/41	2,100	2,413
	Republic of South Africa	5.375%	7/24/44	11,900	12,298
	Republic of the Philippines	8.375%	6/17/19	21,650	25,823
	Republic of the Philippines	4.000%	1/15/21	11,460	12,552
	Republic of the Philippines	9.500%	10/21/24	900	1,363
	Republic of the Philippines	10.625%	3/16/25	17,325	28,420
	Republic of the Philippines	5.500%	3/30/26	23,625	29,901
	Republic of the Philippines	9.500%	2/2/30	6,250	10,694
	Republic of the Philippines	7.750%	1/14/31	21,920	33,945
	Republic of the Philippines	6.375%	1/15/32	9,500	13,397
	Republic of the Philippines	6.375%	10/23/34	38,690	56,100
	Republic of the Philippines	5.000%	1/13/37	975	1,239
	Republic of the Philippines	3.950%	1/20/40	7,200	8,286
	Republic of the Philippines	3.700%	3/1/41	16,900	18,821
	Republic of Turkey	7.500%	7/14/17	11,175	11,837
	Republic of Turkey	6.750%	4/3/18	35,225	37,828
	Republic of Turkey	7.000%	3/11/19	23,850	26,378
	Republic of Turkey	7.000%	6/5/20	19,875	22,525
	Republic of Turkey	5.625%	3/30/21	38,687	42,116
	Republic of Turkey	5.125%	3/25/22	13,085	13,986
	Republic of Turkey	6.250%	9/26/22	24,000	27,113
	Republic of Turkey	3.250%	3/23/23	25,600	24,662
	Republic of Turkey	5.750%	3/22/24	35,710	39,722
	Republic of Turkey	7.375%	2/5/25	20,275	24,997
	Republic of Turkey	4.250%	4/14/26	20,750	20,779
	Republic of Turkey	4.875%	10/9/26	16,700	17,604
	Republic of Turkey	11.875%	1/15/30	5,300	9,230
	Republic of Turkey	8.000%	2/14/34	2,450	3,296
	Republic of Turkey	6.875%	3/17/36	23,400	28,480
	Republic of Turkey	6.750%	5/30/40	25,550	30,979
	Republic of Turkey	6.000%	1/14/41	29,082	32,470
	Republic of Turkey	4.875%	4/16/43	59,130	57,726
	Republic of Turkey	6.625%	2/17/45	12,400	15,025
	State of Israel	5.125%	3/26/19	15,595	17,152

112

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
State of Israel	4.000%	6/30/22	16,600	18,451
State of Israel	3.150%	6/30/23	10,000	10,637
State of Israel	2.875%	3/16/26	25,000	25,792
State of Israel	4.500%	1/30/43	15,750	17,729
Statoil ASA	3.125%	8/17/17	11,097	11,350
Statoil ASA	1.250%	11/9/17	8,135	8,158
Statoil ASA	1.200%	1/17/18	2,050	2,049
Statoil ASA	1.950%	11/8/18	5,733	5,809
Statoil ASA	5.250%	4/15/19	25,144	27,680
Statoil ASA	2.250%	11/8/19	15,050	15,404
Statoil ASA	2.900%	11/8/20	4,475	4,671
Statoil ASA	2.750%	11/10/21	16,000	16,628
Statoil ASA	3.150%	1/23/22	11,340	11,922
Statoil ASA	2.450%	1/17/23	9,050	9,140
Statoil ASA	7.750%	6/15/23	25	33
Statoil ASA	2.650%	1/15/24	18,041	18,281
Statoil ASA	3.700%	3/1/24	10,462	11,320
Statoil ASA	3.250%	11/10/24	8,060	8,485
Statoil ASA	7.250%	9/23/27	5,375	7,379
7 Statoil ASA	6.500%	12/1/28	975	1,323
Statoil ASA	7.150%	1/15/29	2,950	4,087
Statoil ASA	5.100%	8/17/40	7,860	9,424
Statoil ASA	4.250%	11/23/41	8,395	8,937
Statoil ASA	3.950%	5/15/43	7,780	8,070
Statoil ASA	4.800%	11/8/43	7,700	8,931
Svensk Exportkredit AB	1.750%	5/30/17	8,970	9,042
Svensk Exportkredit AB	1.250%	4/12/19	12,600	12,674
Svensk Exportkredit AB	1.875%	6/17/19	12,000	12,264
Svensk Exportkredit AB	1.875%	6/23/20	10,700	10,907
Svensk Exportkredit AB	1.750%	3/10/21	12,350	12,566
United Mexican States	5.950%	3/19/19	11,930	13,329
United Mexican States	5.125%	1/15/20	22,585	25,071
United Mexican States	3.625%	3/15/22	47,432	50,007
United Mexican States	4.000%	10/2/23	58,692	62,978
United Mexican States	3.600%	1/30/25	4,537	4,740
United Mexican States	4.125%	1/21/26	1,800	1,944
United Mexican States	7.500%	4/8/33	16,775	24,114
United Mexican States	6.750%	9/27/34	35,141	47,290
United Mexican States	6.050%	1/11/40	30,541	38,405
United Mexican States	4.750%	3/8/44	66,441	71,037
United Mexican States	5.550%	1/21/45	19,628	23,505
United Mexican States	4.600%	1/23/46	14,239	14,928
United Mexican States	5.750%	10/12/10	28,250	31,041

Total Sovereign Bonds (Cost $8,334,585)				8,638,349

Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	2,100	3,085
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	50	67
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	2,300	3,511
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	1,000	1,297
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	8,600	10,966
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	2,175	2,848
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	1,550	2,285
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	7,625	12,378

113

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	2,375	3,134
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	4,075	5,961
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	17,045	26,032
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	1,000	1,571
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	8,230	12,948
California GO	5.750%	3/1/17	10,750	11,118
California GO	6.200%	3/1/19	1,400	1,580
California GO	6.200%	10/1/19	11,600	13,382
California GO	5.700%	11/1/21	24,250	28,972
California GO	7.500%	4/1/34	38,000	57,640
California GO	7.950%	3/1/36	550	668
California GO	7.550%	4/1/39	10,730	16,978
California GO	7.300%	10/1/39	6,010	9,095
California GO	7.350%	11/1/39	24,970	37,971
California GO	7.625%	3/1/40	15,400	24,294
California GO	7.600%	11/1/40	11,200	18,117
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	1,510	2,043
Chicago IL GO	7.375%	1/1/33	1,800	1,894
Chicago IL GO	7.781%	1/1/35	2,010	2,190
Chicago IL GO	6.314%	1/1/44	3,800	3,545
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	10,100	12,547
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	1,450	1,650
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	2,481
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	2,850	3,501
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	7,135	9,294
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	4,200	5,480
Chicago IL Water Revenue	6.742%	11/1/40	5,750	7,465
Clark County NV Airport System Revenue	6.881%	7/1/42	475	544
Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,788
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	2,400	3,265
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	6,375	8,046
Connecticut GO	5.090%	10/1/30	8,770	10,466
Connecticut GO	5.850%	3/15/32	6,610	8,596
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	3,300	4,076
Cook County IL GO	6.229%	11/15/34	5,550	6,798
Curators of the University of Missouri System Facilities
Revenue	5.960%	11/1/39	3,000	4,119
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	3,000	4,295
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,826
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	6,850	8,708
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	950	1,373
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	5,285
Dallas TX Convention Center Hotel Development Corp.
Hotel Revenue	7.088%	1/1/42	8,090	11,411
Dallas TX Independent School District GO	6.450%	2/15/35	3,750	4,484
Dartmouth College New Hampshire GO	4.750%	6/1/19	712	788
Denver CO City & County School District No. 1 COP	4.242%	12/15/37	215	239
Denver CO City & County School District No. 1 COP	7.017%	12/15/37	2,100	3,017
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	1,325	1,761
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,175	1,540
District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	2,118
District of Columbia Water & Sewer Authority Public
Utility Revenue	5.522%	10/1/44	700	915

114

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	District of Columbia Water & Sewer Authority Public
	Utility Revenue	4.814%	10/1/14	11,700	13,660
	East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	2,300	2,567
	East Bay CA Municipal Utility District Water System
	Revenue	5.874%	6/1/40	5,555	7,655
	Emory University Georgia GO	5.625%	9/1/19	7,000	7,959
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.197%	7/1/19	4,000	4,119
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.814%	7/1/24	2,000	2,105
	Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	3,480	3,628
	Florida Hurricane Catastrophe Fund Finance Corp.
	Revenue	2.107%	7/1/18	7,800	7,924
	Florida Hurricane Catastrophe Fund Finance Corp.
	Revenue	2.995%	7/1/20	14,565	15,229
	George Washington University District of Columbia GO	3.485%	9/15/22	7,450	8,005
	George Washington University District of Columbia GO	4.300%	9/15/44	5,325	5,833
	Georgia GO	4.503%	11/1/25	5,220	6,008
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	13,000	17,119
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	5,980	7,777
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,650	4,401
	Houston TX GO	6.290%	3/1/32	10,475	13,443
	Houston TX Utility System Revenue	3.828%	5/15/28	3,050	3,438
	Illinois GO	5.365%	3/1/17	15,925	16,323
	Illinois GO	5.665%	3/1/18	130	137
	Illinois GO	4.350%	6/1/18	15	15
	Illinois GO	5.877%	3/1/19	8,695	9,409
	Illinois GO	4.950%	6/1/23	14,875	15,766
	Illinois GO	5.100%	6/1/33	57,649	55,340
	Illinois GO	6.630%	2/1/35	8,155	8,716
	Illinois GO	6.725%	4/1/35	5,975	6,451
	Illinois GO	7.350%	7/1/35	8,700	9,739
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	5,230	7,041
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	2,206
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	9,700	13,532
13	Industry CA Sales Tax Revenue	5.125%	1/1/51	2,400	2,637
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	3.985%	1/1/29	6,600	7,452
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	4.532%	1/1/35	4,100	4,795
	Kansas Department of Transportation Highway
	Revenue	4.596%	9/1/35	2,000	2,412
	Kansas Development Finance Authority Revenue	4.727%	4/15/37	5,700	6,321
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	400	453
13	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	4,300	5,283
	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	228	233
	Los Angeles CA Community College District GO	6.600%	8/1/42	11,865	18,126
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,425	5,454
	Los Angeles CA Department of Airports International
	Airport Revenue	6.582%	5/15/39	20	28
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	3,840	5,081
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	6,350	8,490
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	1,550	1,788
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	2,700	4,073
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	5,060	7,863
	Los Angeles CA Unified School District GO	5.750%	7/1/34	9,225	12,214
	Los Angeles CA Unified School District GO	6.758%	7/1/34	7,210	10,393

115

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	8,800	11,640
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	4,300	6,080
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	2,250	3,464
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	2,330	3,160
	Massachusetts GO	4.200%	12/1/21	5,020	5,621
	Massachusetts GO	4.500%	8/1/31	500	593
	Massachusetts GO	5.456%	12/1/39	5,250	7,126
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	3,100	4,081
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,366
	Massachusetts Water Pollution Abatement Trust
	Revenue	5.192%	8/1/40	2,825	3,503
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	2,260	3,132
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	2,625	3,367
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	6,425	9,935
	Metropolitan Water District of Southern California
	Revenue	6.947%	7/1/40	1,670	2,001
	Mississippi GO	5.245%	11/1/34	1,375	1,740
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	1,650	2,108
13	New Jersey Economic Development Authority
	Revenue	0.000%	2/15/20	225	206
14	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	16,650	20,588
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	12,075	13,061
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	14,355	15,662
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	8,885	10,534
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	14,300	22,384
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	8,450	12,850
	New York City NY GO	6.646%	12/1/31	20	24
	New York City NY GO	6.246%	6/1/35	2,150	2,475
	New York City NY GO	5.968%	3/1/36	3,200	4,359
	New York City NY GO	5.985%	12/1/36	1,650	2,219
	New York City NY GO	5.517%	10/1/37	7,150	9,335
	New York City NY GO	6.271%	12/1/37	2,200	3,106
	New York City NY GO	5.846%	6/1/40	2,100	2,908
	New York City NY Housing Development Corp. Multi-
	Family Mortgage Revenue (8 Spruce Street)	3.709%	2/15/48	150	159
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,984
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.724%	6/15/42	470	654
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	2,900	4,146
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,510
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,974
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	21,450	30,832
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	6,300	9,015

116

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.267%	5/1/27	75	92
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	2,125	2,785
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	8,650	11,325
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,405	32,349
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	1,339
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.548%	11/15/31	700	950
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	2,200	2,887
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	4,170	5,929
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	6,900	8,759
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.289%	3/15/33	3,150	3,968
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	2,215	2,938
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	1,425	1,889
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	5,875	7,533
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	1,600	2,101
	New York University Hospitals Center GO	4.428%	7/1/42	3,500	3,837
	New York University Hospitals Center Revenue	5.750%	7/1/43	5,080	6,692
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,980	16,820
	Ohio State University General Receipts Revenue	4.910%	6/1/40	4,860	6,157
	Ohio State University General Receipts Revenue	3.798%	12/1/46	500	545
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,275	3,666
	Ohio State University General Receipts Revenue	5.590%	12/1/14	5,450	6,710
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	2,550	3,076
	Orange County CA Local Transportation Authority Sales
	Tax Revenue	6.908%	2/15/41	2,090	3,045
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	2,425	3,315
	Oregon GO	5.892%	6/1/27	2,730	3,616
15	Oregon School Boards Association GO	4.759%	6/30/28	9,955	11,660
13	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,483
14	Oregon School Boards Association GO	5.680%	6/30/28	1,475	1,862
	Pennsylvania GO	4.650%	2/15/26	2,875	3,202
	Pennsylvania GO	5.350%	5/1/30	7,400	8,262
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	2,617	2,887
	Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	550
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	2,150	2,825
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,994
	Philadelphia PA Industrial Development Authority City
	Service Agreement Revenue	3.964%	4/15/26	2,285	2,357
	Phoenix AZ GO	5.269%	7/1/34	5	6
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,550	3,338
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,075	15,874
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	6,955	9,131
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	7,829
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	5,073
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	4,050	5,004
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	21,300	24,369
	President & Fellows of Harvard College Massachusetts
	GO	4.875%	10/15/40	7,450	9,909

117

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Princeton University New Jersey GO	4.950%	3/1/19	65	72
Princeton University New Jersey GO	5.700%	3/1/39	3,732	5,304
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	3,500	5,101
Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,225	4,128
Sacramento CA Public Financing Authority Lease
Revenue	5.637%	4/1/50	7,095	8,541
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	1,900	2,443
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,335	6,122
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	2,725	3,777
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	9,425
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,300	6,356
San Diego County CA Regional Airport Authority
Revenue	5.594%	7/1/43	3,350	3,817
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.911%	4/1/48	2,225	3,174
San Diego County CA Water Authority Revenue	6.138%	5/1/49	14,020	20,235
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	4,950	6,559
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	4,950	7,518
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	8,800	11,371
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	3,435	4,260
South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,450	12,038
Stanford University California GO	4.750%	5/1/19	30	33
Stanford University California GO	3.460%	5/1/47	2,300	2,512
Texas GO	5.517%	4/1/39	8,265	11,511
Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,567
Texas Transportation Commission Revenue	5.178%	4/1/30	5,035	6,469
Texas Transportation Commission Revenue	4.631%	4/1/33	8,450	10,493
Texas Transportation Commission Revenue	4.681%	4/1/40	2,850	3,584
Tufts University Massachusetts GO	5.017%	4/15/12	8,425	9,943
University of California Regents Medical Center
Revenue	6.548%	5/15/48	3,950	5,701
University of California Regents Medical Center
Revenue	6.583%	5/15/49	2,575	3,719
University of California Revenue	1.796%	7/1/19	13,165	13,462
University of California Revenue	6.270%	5/15/31	500	561
University of California Revenue	5.770%	5/15/43	1,220	1,645
University of California Revenue	4.765%	5/15/44	5,350	5,778
University of California Revenue	5.946%	5/15/45	13,100	17,633
University of California Revenue	4.858%	5/15/12	18,000	20,067
University of California Revenue	4.767%	5/15/15	8,000	8,697
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	1,700	2,193
University of North Carolina at Chapel Hill Revenue	3.847%	12/1/34	4,050	4,589
University of Southern California GO	5.250%	10/1/11	3,900	5,243
University of Texas System Revenue Financing System
Revenue	5.262%	7/1/39	1,650	2,226
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	1,535	1,743
University of Texas System Revenue Financing System
Revenue	5.134%	8/15/42	100	130
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	1,310	1,654
University of Virginia Revenue	6.200%	9/1/39	3,350	4,985
Utah GO	4.554%	7/1/24	2,525	2,934
Utah GO	3.539%	7/1/25	8,710	9,710
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	3,330	4,621
Washington Convention Center Public Facilities District
Revenue	6.790%	7/1/40	400	538
Washington GO	5.090%	8/1/33	9,025	11,264

118

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Washington GO	5.481%	8/1/39	870	1,173
Washington GO	5.140%	8/1/40	6,035	8,008
13 Wisconsin GO	5.700%	5/1/26	1,300	1,597
Total Taxable Municipal Bonds (Cost $1,378,969)				1,647,151

			Shares
Temporary Cash Investment (3.1%)
Money Market Fund (3.1%)
16 Vanguard Market Liquidity Fund (Cost
$5,235,567)	0.538%		5,235,566,569	5,235,567

Total Investments (102.5%) (Cost $165,110,312)				172,625,643
Other Assets and Liabilities—Net (-2.5%)				(4,219,814)
Net Assets (100%)				168,405,829

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2016.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $1,564,632,000, representing 0.9% of net assets.
8 Guaranteed by the Government of Canada.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Guaranteed by the Republic of the Philippines.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

119

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA842 082016

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

VANGUARD BOND INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 17, 2016

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.